UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3990

Northwestern Mutual Series Fund, Inc.
(Exact name of registrant as specified in charter)

720 East Wisconsin Avenue,
Milwaukee Wisconsin 53202
(Address of principal executive offices) (Zip code)

Phil J. Rinzel, Controller and Chief Accounting Officer Northwestern Mutual Series Fund, Inc.
(Name and address of agent for service)

Registrant’s telephone number, including area code: 414-271-1444
Date of fiscal year end: December 31
Date of reporting period: June 30, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

REPORT ON FORM N-CSR

RESPONSES FOR NORTHWESTERN MUTUAL SERIES FUND, INC.

Item 1.           Reports to Stockholders.

(a):

INDEX 500 STOCK PORTFOLIO

June 30, 2024

SEMI-ANNUAL SHAREHOLDER REPORT

This semi-annual shareholder report contains important information about the Index 500 Stock Portfolio Fund for the period of 1/1/2024 to 6/30/2024.  You can find additional information about the fund at www.nmseriesfund.com . You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Index 500 Stock Portfolio	$10	0.19%

Fund Statistics

  Total Net Assets (000's)$6,191,682
  # of Portfolio Holdings (Derivatives not included as applicable)503
  Portfolio Turnover Rate1%

What did the Fund invest in? (Derivatives not included as applicable)

Top Ten Holdings (% of net assets)

Microsoft Corp.	7.2%
NVIDIA Corp.	6.6%
Apple, Inc.	6.6%
Alphabet, Inc., Various	4.2%
Amazon.com, Inc.	3.8%
Meta Platforms, Inc. - Class A	2.4%
Berkshire Hathaway, Inc. - Class B	1.6%
Eli Lilly & Co.	1.6%
Broadcom, Inc.	1.5%
JPMorgan Chase & Co.	1.3%

Sector Weightings (% of net assets)

% Weighted
Information Technology
32.1%
Financials
12.3%
Health Care
11.6%
Consumer Discretionary
9.9%
Communication Services
9.3%
Industrials
8.1%
Consumer Staples
5.7%
Energy
3.6%
Utilities
2.2%
Materials
2.1%
Real Estate
2.1%
Short-Term Investments & Other Net Assets
1.0%
0
5
10
15
20
25
30
35

Value	Value
Short-Term Investments & Other Net Assets	1.0%
Real Estate	2.1%
Materials	2.1%
Utilities	2.2%
Energy	3.6%
Consumer Staples	5.7%
Industrials	8.1%
Communication Services	9.3%
Consumer Discretionary	9.9%
Health Care	11.6%
Financials	12.3%
Information Technology	32.1%

Changes in or Disagreements with Accountants

There were no changes in or disagreements with accountants.

Additional Information

If you wish to view additional information about the Fund; including but not limited to prospectus, financial statements, holdings, or proxy voting information, please visit www.nmseriesfund.com

INDEX 500 STOCK PORTFOLIO

June 30, 2024

SEMI-ANNUAL SHAREHOLDER REPORT

SMALL CAP VALUE PORTFOLIO

June 30, 2024

SEMI-ANNUAL SHAREHOLDER REPORT

This semi-annual shareholder report contains important information about the Small Cap Value Portfolio Fund for the period of 1/1/2024 to 6/30/2024.  You can find additional information about the fund at www.nmseriesfund.com . You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Value Portfolio	$43	0.87%

Fund Statistics

  Total Net Assets (000's)$547,793
  # of Portfolio Holdings (Derivatives not included as applicable)203
  Portfolio Turnover Rate17%

What did the Fund invest in? (Derivatives not included as applicable)

Top Ten Holdings (% of net assets)

PennyMac Financial Services, Inc.	1.7%
Pinnacle Financial Partners, Inc.	1.6%
Matador Resources Co.	1.5%
Meritage Homes Corp.	1.2%
Popular, Inc.	1.2%
Houlihan Lokey, Inc.	1.1%
Strategic Education, Inc.	1.1%
Select Medical Holdings Corp.	1.1%
TechnipFMC PLC	1.1%
Terreno Realty Corp.	1.1%

Sector Weightings (% of net assets)

% Weighted
Financials
25.6%
Industrials
13.8%
Consumer Discretionary
10.8%
Real Estate
10.0%
Energy
8.9%
Health Care
8.4%
Information Technology
6.3%
Materials
4.9%
Utilities
4.1%
Consumer Staples
2.0%
Communication Services
1.5%
Short-Term Investments & Other Net Assets
3.7%
0
5
10
15
20
25
30

Value	Value
Short-Term Investments & Other Net Assets	3.7%
Communication Services	1.5%
Consumer Staples	2.0%
Utilities	4.1%
Materials	4.9%
Information Technology	6.3%
Health Care	8.4%
Energy	8.9%
Real Estate	10.0%
Consumer Discretionary	10.8%
Industrials	13.8%
Financials	25.6%

Changes in or Disagreements with Accountants

There were no changes in or disagreements with accountants.

Additional Information

If you wish to view additional information about the Fund; including but not limited to prospectus, financial statements, holdings, or proxy voting information, please visit www.nmseriesfund.com

SMALL CAP VALUE PORTFOLIO

June 30, 2024

SEMI-ANNUAL SHAREHOLDER REPORT

LARGE CAP BLEND PORTFOLIO

June 30, 2024

SEMI-ANNUAL SHAREHOLDER REPORT

This semi-annual shareholder report contains important information about the Large Cap Blend Portfolio Fund for the period of 1/1/2024 to 6/30/2024.  You can find additional information about the fund at www.nmseriesfund.com . You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Cap Blend Portfolio	$37	0.74%

Fund Statistics

  Total Net Assets (000's)$164,518
  # of Portfolio Holdings (Derivatives not included as applicable)51
  Portfolio Turnover Rate30%

What did the Fund invest in? (Derivatives not included as applicable)

Top Ten Holdings (% of net assets)

Microsoft Corp.	9.9%
Apple, Inc.	8.0%
NVIDIA Corp.	7.5%
Amazon.com, Inc.	4.5%
Alphabet, Inc. - Class A	3.4%
Meta Platforms, Inc. - Class A	3.3%
Exxon Mobil Corp.	2.6%
Wells Fargo & Co.	2.6%
Regeneron Pharmaceuticals, Inc.	2.4%
UnitedHealth Group, Inc.	2.4%

Sector Weightings (% of net assets)

% Weighted
Information Technology
37.5%
Health Care
13.4%
Consumer Discretionary
11.3%
Financials
11.1%
Industrials
10.2%
Communication Services
6.7%
Energy
4.8%
Utilities
3.1%
Materials
1.9%
Consumer Staples
1.2%
Real Estate
1.2%
Short-Term Investments & Other Net Assets
-2.4%
-10
0
10
20
30
40

Value	Value
Short-Term Investments & Other Net Assets	- 2.4%
Real Estate	1.2%
Consumer Staples	1.2%
Materials	1.9%
Utilities	3.1%
Energy	4.8%
Communication Services	6.7%
Industrials	10.2%
Financials	11.1%
Consumer Discretionary	11.3%
Health Care	13.4%
Information Technology	37.5%

Changes in or Disagreements with Accountants

There were no changes in or disagreements with accountants.

Additional Information

If you wish to view additional information about the Fund; including but not limited to prospectus, financial statements, holdings, or proxy voting information, please visit www.nmseriesfund.com

LARGE CAP BLEND PORTFOLIO

June 30, 2024

SEMI-ANNUAL SHAREHOLDER REPORT

MULTI-SECTOR BOND PORTFOLIO

June 30, 2024

SEMI-ANNUAL SHAREHOLDER REPORT

This semi-annual shareholder report contains important information about the Multi-Sector Bond Portfolio Fund for the period of 1/1/2024 to 6/30/2024.  You can find additional information about the fund at www.nmseriesfund.com . You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Sector Bond Portfolio	$37	0.75%

Fund Statistics

  Total Net Assets (000's)$1,257,981
  # of Portfolio Holdings (Derivatives not included as applicable)920
  Portfolio Turnover Rate18%

What did the Fund invest in? (Derivatives not included as applicable)

Top Ten Holdings (% of net assets)

Uniform Mortgage Backed Security TBA, Various	10.2%
Citigroup Global Markets, Inc. Repurchase Agreement, Various	6.2%
US Treasury, Various	6.1%
BNP Paribas SA Repurchase Agreement, 5.39%, 7/1/24	5.7%
Canadian Imperial Bank of Commerce Repurchase Agreement, Various	4.1%
Federal Home Loan Mortgage Corp., Various	3.4%
Saudi International Bond, Various	1.5%
Petroleos Mexicanos, Various	1.2%
European Union, 3%, 12/4/34	1.1%
United Mexican States, Various	1.0%

Asset Type Weightings (% of net assets)

% Weighted
Corporate Bonds
44.9%
Structured Products
30.6%
Governments
22.2%
Bank Loan Obligations
2.9%
Municipal Bonds
0.5%
Common Stocks
0.1%
Convertible Corporate Bonds
0.0%
Short-Term Investments & Other Net Assets
-1.2%
-10
0
10
20
30
40
50

Value	Value
Short-Term Investments & Other Net Assets	- 1.2%
Convertible Corporate Bonds	0.0%
Common Stocks	0.1%
Municipal Bonds	0.5%
Bank Loan Obligations	2.9%
Governments	22.2%
Structured Products	30.6%
Corporate Bonds	44.9%

Changes in or Disagreements with Accountants

There were no changes in or disagreements with accountants.

Additional Information

If you wish to view additional information about the Fund; including but not limited to prospectus, financial statements, holdings, or proxy voting information, please visit www.nmseriesfund.com

MULTI-SECTOR BOND PORTFOLIO

June 30, 2024

SEMI-ANNUAL SHAREHOLDER REPORT

DOMESTIC EQUITY PORTFOLIO

June 30, 2024

SEMI-ANNUAL SHAREHOLDER REPORT

This semi-annual shareholder report contains important information about the Domestic Equity Portfolio Fund for the period of 1/1/2024 to 6/30/2024.  You can find additional information about the fund at www.nmseriesfund.com . You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Domestic Equity Portfolio	$25	0.50%

Fund Statistics

  Total Net Assets (000's)$1,039,415
  # of Portfolio Holdings (Derivatives not included as applicable)33
  Portfolio Turnover Rate16%

What did the Fund invest in? (Derivatives not included as applicable)

Top Ten Holdings (% of net assets)

Oracle Corp.	3.7%
The TJX Cos., Inc.	3.7%
Honeywell International, Inc.	3.5%
Motorola Solutions, Inc.	3.4%
DuPont de Nemours, Inc.	3.4%
Fidelity National Information Services, Inc.	3.3%
Duke Energy Corp.	3.2%
Verizon Communications, Inc.	3.2%
Truist Financial Corp.	3.2%
Dover Corp.	3.1%

Sector Weightings (% of net assets)

% Weighted
Health Care
Information Technology
Financials
Industrials
Consumer Discretionary
Consumer Staples
Communication Services
Energy
Materials
Utilities
Real Estate
Short-Term Investments &
Other Net Assets
16.7%
15.5%
15.2%
12.5%
9.3%
7.9%
6.0%
5.9%
3.4%
3.2%
3.0%
1.4%
0
5
10
15
20

Value	Value
Short-Term Investments & Other Net Assets	1.4%
Real Estate	3.0%
Utilities	3.2%
Materials	3.4%
Energy	5.9%
Communication Services	6.0%
Consumer Staples	7.9%
Consumer Discretionary	9.3%
Industrials	12.5%
Financials	15.2%
Information Technology	15.5%
Health Care	16.7%

Changes in or Disagreements with Accountants

There were no changes in or disagreements with accountants.

Additional Information

If you wish to view additional information about the Fund; including but not limited to prospectus, financial statements, holdings, or proxy voting information, please visit www.nmseriesfund.com

DOMESTIC EQUITY PORTFOLIO

June 30, 2024

SEMI-ANNUAL SHAREHOLDER REPORT

INDEX 600 STOCK PORTFOLIO

June 30, 2024

SEMI-ANNUAL SHAREHOLDER REPORT

This semi-annual shareholder report contains important information about the Index 600 Stock Portfolio Fund for the period of 1/1/2024 to 6/30/2024.  You can find additional information about the fund at www.nmseriesfund.com . You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Index 600 Stock Portfolio	$14	0.27%

Fund Statistics

  Total Net Assets (000's)$438,644
  # of Portfolio Holdings (Derivatives not included as applicable)604
  Portfolio Turnover Rate9%

What did the Fund invest in? (Derivatives not included as applicable)

Top Ten Holdings (% of net assets)

Abercrombie & Fitch Co.	0.8%
Fabrinet	0.7%
Ensign Group, Inc.	0.6%
SPS Commerce, Inc.	0.6%
Allegheny Technologies, Inc.	0.6%
Comerica, Inc.	0.6%
Robert Half International, Inc.	0.6%
SPX Technologies, Inc.	0.6%
Mueller Industries, Inc.	0.5%
Glaukos Corp.	0.5%

Sector Weightings (% of net assets)

% Weighted
Financials
18.2%
Industrials
17.3%
Consumer Discretionary
14.2%
Information Technology
12.9%
Health Care
10.3%
Real Estate
7.2%
Materials
5.8%
Energy
5.2%
Consumer Staples
3.4%
Communication Services
2.8%
Utilities
2.0%
Short-Term Investments & Other Net Assets
0.7%
0
5
10
15
20

Value	Value
Short-Term Investments & Other Net Assets	0.7%
Utilities	2.0%
Communication Services	2.8%
Consumer Staples	3.4%
Energy	5.2%
Materials	5.8%
Real Estate	7.2%
Health Care	10.3%
Information Technology	12.9%
Consumer Discretionary	14.2%
Industrials	17.3%
Financials	18.2%

Changes in or Disagreements with Accountants

There were no changes in or disagreements with accountants.

Additional Information

If you wish to view additional information about the Fund; including but not limited to prospectus, financial statements, holdings, or proxy voting information, please visit www.nmseriesfund.com

INDEX 600 STOCK PORTFOLIO

June 30, 2024

SEMI-ANNUAL SHAREHOLDER REPORT

HIGH YIELD BOND PORTFOLIO

June 30, 2024

SEMI-ANNUAL SHAREHOLDER REPORT

This semi-annual shareholder report contains important information about the High Yield Bond Portfolio Fund for the period of 1/1/2024 to 6/30/2024.  You can find additional information about the fund at www.nmseriesfund.com . You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Bond Portfolio	$23	0.46%

Fund Statistics

  Total Net Assets (000's)$677,148
  # of Portfolio Holdings (Derivatives not included as applicable)523
  Portfolio Turnover Rate14%

What did the Fund invest in? (Derivatives not included as applicable)

Top Ten Holdings (% of net assets)

Ford Motor Credit Co. LLC, Various	2.3%
CCO Holdings LLC / CCO Holdings Capital Corp., Various	1.9%
HUB International, Ltd., Various	1.7%
TransDigm, Inc., Various	1.6%
Tenet Healthcare Corp., Various	1.1%
CSC Holdings LLC, Various	1.1%
EQM Midstream Partners LP, Various	1.1%
Medline Borrower LP, Various	1.1%
Garda World Security Corp., Various	1.1%
Clarios Global LP / Clarios US Finance Co., Various	1.0%

Sector Weightings (% of net assets)

% Weighted
Consumer, Cyclical
19.8%
Industrial
13.0%
Consumer, Non-Cyclical
12.7%
Communications
11.8%
Financial
10.9%
Energy
10.6%
Technology
10.5%
Basic Materials
3.3%
Utilities
2.4%
Diversified
0.2%
Short-Term Investments &
Other Net Assets
4.8%
0
5
10
15
20

Value	Value
Short-Term Investments & Other Net Assets	4.8%
Diversified	0.2%
Utilities	2.4%
Basic Materials	3.3%
Technology	10.5%
Energy	10.6%
Financial	10.9%
Communications	11.8%
Consumer, Non-Cyclical	12.7%
Industrial	13.0%
Consumer, Cyclical	19.8%

Changes in or Disagreements with Accountants

There were no changes in or disagreements with accountants.

Additional Information

If you wish to view additional information about the Fund; including but not limited to prospectus, financial statements, holdings, or proxy voting information, please visit www.nmseriesfund.com

HIGH YIELD BOND PORTFOLIO

June 30, 2024

SEMI-ANNUAL SHAREHOLDER REPORT

MID CAP GROWTH STOCK PORTFOLIO

June 30, 2024

SEMI-ANNUAL SHAREHOLDER REPORT

This semi-annual shareholder report contains important information about the Mid Cap Growth Stock Portfolio Fund for the period of 1/1/2024 to 6/30/2024.  You can find additional information about the fund at www.nmseriesfund.com . You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Cap Growth Stock Portfolio	$27	0.54%

Fund Statistics

  Total Net Assets (000's)$1,014,798
  # of Portfolio Holdings (Derivatives not included as applicable)93
  Portfolio Turnover Rate38%

What did the Fund invest in? (Derivatives not included as applicable)

Top Ten Holdings (% of net assets)

Datadog, Inc. - Class A	2.8%
CyberArk Software, Ltd.	2.3%
Targa Resources Corp.	2.3%
DraftKings, Inc. - Class A	2.3%
Monolithic Power Systems, Inc.	2.3%
PTC, Inc.	2.0%
WEX, Inc.	2.0%
Dexcom, Inc.	2.0%
NVR, Inc.	1.9%
Fair Isaac Corp.	1.8%

Sector Weightings (% of net assets)

% Weighted
Information Technology
25.4%
Health Care
18.3%
Industrials
16.0%
Consumer Discretionary
14.7%
Financials
11.3%
Energy
3.8%
Consumer Staples
3.1%
Utilities
2.8%
Communication Services
2.5%
Real Estate
1.1%
Materials
1.0%
Short-Term Investments & Other Net Assets
–%
0
5
10
15
20
25
30

Value	Value
Short-Term Investments & Other Net Assets	-%
Materials	1.0%
Real Estate	1.1%
Communication Services	2.5%
Utilities	2.8%
Consumer Staples	3.1%
Energy	3.8%
Financials	11.3%
Consumer Discretionary	14.7%
Industrials	16.0%
Health Care	18.3%
Information Technology	25.4%

Changes in or Disagreements with Accountants

There were no changes in or disagreements with accountants.

Additional Information

If you wish to view additional information about the Fund; including but not limited to prospectus, financial statements, holdings, or proxy voting information, please visit www.nmseriesfund.com

MID CAP GROWTH STOCK PORTFOLIO

June 30, 2024

SEMI-ANNUAL SHAREHOLDER REPORT

SELECT BOND PORTFOLIO

June 30, 2024

SEMI-ANNUAL SHAREHOLDER REPORT

This semi-annual shareholder report contains important information about the Select Bond Portfolio Fund for the period of 1/1/2024 to 6/30/2024.  You can find additional information about the fund at www.nmseriesfund.com . You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select Bond Portfolio	$15	0.31%

Fund Statistics

  Total Net Assets (000's)$2,806,791
  # of Portfolio Holdings (Derivatives not included as applicable)1,029
  Portfolio Turnover Rate128%

What did the Fund invest in? (Derivatives not included as applicable)

Top Ten Holdings (% of net assets)

US Treasury, Various	21.8%
Federal National Mortgage Association, Various	18.0%
Federal Home Loan Mortgage Corp., Various	4.5%
Uniform Mortgage Backed Security TBA, Various	1.8%
Government National Mortgage Association, Various	1.5%
Government National Mortgage Association TBA, 6.5%, 7/15/54	1.3%
Wells Fargo & Co., Various	1.0%
John Deere Capital Corp., Various	0.9%
Morgan Stanley, Various	0.9%
Bank of America Corp., Various	0.8%

Asset Type Weightings (% of net assets)

% Weighted
Structured Products
Corporate Bonds
Governments
Municipal Bonds
Short-Term Investments & Other Net Assets
52.4%
25.8%
23.3%
0.3%
-1.8%
-10
0
10
20
30
40
50
60

Value	Value
Short-Term Investments & Other Net Assets	- 1.8%
Municipal Bonds	0.3%
Governments	23.3%
Corporate Bonds	25.8%
Structured Products	52.4%

Changes in or Disagreements with Accountants

There were no changes in or disagreements with accountants.

Additional Information

If you wish to view additional information about the Fund; including but not limited to prospectus, financial statements, holdings, or proxy voting information, please visit www.nmseriesfund.com

SELECT BOND PORTFOLIO

June 30, 2024

SEMI-ANNUAL SHAREHOLDER REPORT

INTERNATIONAL EQUITY PORTFOLIO

June 30, 2024

SEMI-ANNUAL SHAREHOLDER REPORT

This semi-annual shareholder report contains important information about the International Equity Portfolio Fund for the period of 1/1/2024 to 6/30/2024.  You can find additional information about the fund at www.nmseriesfund.com . You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Equity Portfolio	$34	0.68%

Fund Statistics

  Total Net Assets (000's)$1,901,407
  # of Portfolio Holdings (Derivatives not included as applicable)81
  Portfolio Turnover Rate12%

What did the Fund invest in? (Derivatives not included as applicable)

Top Ten Holdings (% of net assets)

Novartis AG	3.3%
Sanofi	3.1%
BNP Paribas SA	3.1%
Holcim, Ltd.	3.0%
Banco Santander SA	3.0%
Johnson Controls International PLC	3.0%
GSK PLC	2.8%
TotalEnergies SE	2.7%
UBS Group AG	2.6%
Taiwan Semiconductor Manufacturing Co., Ltd.	2.4%

Sector Weightings (% of net assets)

Value	Value
Short-Term Investments & Other Net Assets	2.0%
Real Estate	1.4%
Communication Services	4.4%
Energy	6.6%
Information Technology	7.5%
Consumer Staples	8.1%
Industrials	9.5%
Materials	11.3%
Consumer Discretionary	11.9%
Health Care	14.1%
Financials	23.2%

Country Weightings (% of net assets)

Value	Value
Other	29.2%
Switzerland	5.9%
Germany	6.8%
China	7.4%
France	7.4%
Japan	7.7%
United Kingdom	11.2%
United States	24.4%

Changes in or Disagreements with Accountants

There were no changes in or disagreements with accountants.

Additional Information

If you wish to view additional information about the Fund; including but not limited to prospectus, financial statements, holdings, or proxy voting information, please visit www.nmseriesfund.com

INTERNATIONAL EQUITY PORTFOLIO

June 30, 2024

SEMI-ANNUAL SHAREHOLDER REPORT

MID CAP VALUE PORTFOLIO

June 30, 2024

SEMI-ANNUAL SHAREHOLDER REPORT

This semi-annual shareholder report contains important information about the Mid Cap Value Portfolio Fund for the period of 1/1/2024 to 6/30/2024.  You can find additional information about the fund at www.nmseriesfund.com . You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Cap Value Portfolio	$36	0.72%

Fund Statistics

  Total Net Assets (000's)$623,462
  # of Portfolio Holdings (Derivatives not included as applicable)101
  Portfolio Turnover Rate29%

What did the Fund invest in? (Derivatives not included as applicable)

Top Ten Holdings (% of net assets)

Zimmer Biomet Holdings, Inc.	3.0%
The Bank of New York Mellon Corp.	2.2%
Conagra Brands, Inc.	2.1%
Enterprise Products Partners LP	2.0%
Henry Schein, Inc.	1.9%
Northern Trust Corp.	1.9%
Koninklijke Ahold Delhaize NV	1.9%
Willis Towers Watson PLC	1.9%
Edison International	1.8%
Quest Diagnostics, Inc.	1.8%

Sector Weightings (% of net assets)

% Weighted
Financials
17.5%
Health Care
14.8%
Industrials
14.1%
Utilities
12.0%
Consumer Staples
11.3%
Information Technology
7.1%
Energy
6.0%
Real Estate
5.8%
Materials
4.2%
Consumer Discretionary
3.7%
Communication Services
1.5%
Short-Term Investments & Other Net Assets
2.0%
0
5
10
15
20

Value	Value
Short-Term Investments & Other Net Assets	2.0%
Communication Services	1.5%
Consumer Discretionary	3.7%
Materials	4.2%
Real Estate	5.8%
Energy	6.0%
Information Technology	7.1%
Consumer Staples	11.3%
Utilities	12.0%
Industrials	14.1%
Health Care	14.8%
Financials	17.5%

Changes in or Disagreements with Accountants

There were no changes in or disagreements with accountants.

Additional Information

If you wish to view additional information about the Fund; including but not limited to prospectus, financial statements, holdings, or proxy voting information, please visit www.nmseriesfund.com

MID CAP VALUE PORTFOLIO

June 30, 2024

SEMI-ANNUAL SHAREHOLDER REPORT

GROWTH STOCK PORTFOLIO

June 30, 2024

SEMI-ANNUAL SHAREHOLDER REPORT

This semi-annual shareholder report contains important information about the Growth Stock Portfolio Fund for the period of 1/1/2024 to 6/30/2024.  You can find additional information about the fund at www.nmseriesfund.com . You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Growth Stock Portfolio	$21	0.42%

Fund Statistics

  Total Net Assets (000's)$1,295,455
  # of Portfolio Holdings (Derivatives not included as applicable)75
  Portfolio Turnover Rate4%

What did the Fund invest in? (Derivatives not included as applicable)

Top Ten Holdings (% of net assets)

NVIDIA Corp.	13.5%
Microsoft Corp.	10.0%
Amazon.com, Inc.	9.0%
Alphabet, Inc., Various	8.6%
Apple, Inc.	7.7%
Meta Platforms, Inc. - Class A	4.8%
Eli Lilly & Co.	4.0%
Visa, Inc. - Class A	2.8%
Mastercard, Inc. - Class A	2.4%
ServiceNow, Inc.	2.2%

Sector Weightings (% of net assets)

% Weighted
Information Technology
42.7%
Communication Services
16.5%
Consumer Discretionary
15.1%
Health Care
11.3%
Financials
8.8%
Industrials
1.8%
Consumer Staples
1.5%
Materials
0.8%
Utilities
0.7%
Energy
0.3%
Short-Term Investments & Other Net Assets
0.5%
0
10
20
30
40
50

Value	Value
Short-Term Investments & Other Net Assets	0.5%
Energy	0.3%
Utilities	0.7%
Materials	0.8%
Consumer Staples	1.5%
Industrials	1.8%
Financials	8.8%
Health Care	11.3%
Consumer Discretionary	15.1%
Communication Services	16.5%
Information Technology	42.7%

Changes in or Disagreements with Accountants

There were no changes in or disagreements with accountants.

Additional Information

If you wish to view additional information about the Fund; including but not limited to prospectus, financial statements, holdings, or proxy voting information, please visit www.nmseriesfund.com

GROWTH STOCK PORTFOLIO

June 30, 2024

SEMI-ANNUAL SHAREHOLDER REPORT

INFLATION PROTECTION PORTFOLIO

June 30, 2024

SEMI-ANNUAL SHAREHOLDER REPORT

This semi-annual shareholder report contains important information about the Inflation Protection Portfolio Fund for the period of 1/1/2024 to 6/30/2024.  You can find additional information about the fund at www.nmseriesfund.com . You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Inflation Protection Portfolio	$22	0.45%

Fund Statistics

  Total Net Assets (000's)$411,975
  # of Portfolio Holdings (Derivatives not included as applicable)122
  Portfolio Turnover Rate22%

What did the Fund invest in? (Derivatives not included as applicable)

Top Ten Holdings (% of net assets)

US Treasury Inflation Index Bond, Various	54.0%
Federal National Mortgage Association, Various	8.3%
Federal Home Loan Mortgage Corp., Various	4.9%
Canadian Government Bond, Various	3.7%
Barton Capital Corp.	2.8%
Government National Mortgage Association, Various	2.6%
LMA SA / LMA Americas LLC, Various	2.2%
Chevron Corp.	1.8%
Deutsche Bundesrepublik Inflation Linked Bond, 0.1%, 4/15/26	1.7%
Tennessee Valley Authority, Various	1.6%

Asset Type Weightings (% of net assets)

% Weighted
Governments
69.1%
Structured Products
15.7%
Corporate Bonds
6.1%
Municipal Bonds
0.4%
Short-Term Investments & Other Net Assets
8.7%
0
10
20
30
40
50
60
70
80

Value	Value
Short-Term Investments & Other Net Assets	8.7%
Municipal Bonds	0.4%
Corporate Bonds	6.1%
Structured Products	15.7%
Governments	69.1%

Changes in or Disagreements with Accountants

There were no changes in or disagreements with accountants.

Additional Information

If you wish to view additional information about the Fund; including but not limited to prospectus, financial statements, holdings, or proxy voting information, please visit www.nmseriesfund.com

INFLATION PROTECTION PORTFOLIO

June 30, 2024

SEMI-ANNUAL SHAREHOLDER REPORT

FOCUSED APPRECIATION PORTFOLIO

June 30, 2024

SEMI-ANNUAL SHAREHOLDER REPORT

This semi-annual shareholder report contains important information about the Focused Appreciation Portfolio Fund for the period of 1/1/2024 to 6/30/2024.  You can find additional information about the fund at www.nmseriesfund.com . You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Focused Appreciation Portfolio	$31	0.61%

Fund Statistics

  Total Net Assets (000's)$1,379,557
  # of Portfolio Holdings (Derivatives not included as applicable)37
  Portfolio Turnover Rate6%

What did the Fund invest in? (Derivatives not included as applicable)

Top Ten Holdings (% of net assets)

NVIDIA Corp.	7.9%
Meta Platforms, Inc. - Class A	7.3%
Alphabet, Inc., Various	6.9%
Amazon.com, Inc.	6.0%
Tesla, Inc.	5.9%
Microsoft Corp.	5.2%
Netflix, Inc.	5.2%
The Boeing Co.	4.9%
Visa, Inc. - Class A	4.8%
Oracle Corp.	4.8%

Sector Weightings (% of net assets)

% Weighted
Information Technology
28.4%
Communication Services
22.3%
Consumer Discretionary
15.3%
Health Care
13.4%
Financials
8.7%
Industrials
6.8%
Consumer Staples
2.3%
Short-Term Investments & Other Net Assets
2.8%
0
5
10
15
20
25
30

Value	Value
Short-Term Investments & Other Net Assets	2.8%
Consumer Staples	2.3%
Industrials	6.8%
Financials	8.7%
Health Care	13.4%
Consumer Discretionary	15.3%
Communication Services	22.3%
Information Technology	28.4%

Changes in or Disagreements with Accountants

There were no changes in or disagreements with accountants.

Additional Information

If you wish to view additional information about the Fund; including but not limited to prospectus, financial statements, holdings, or proxy voting information, please visit www.nmseriesfund.com

FOCUSED APPRECIATION PORTFOLIO

June 30, 2024

SEMI-ANNUAL SHAREHOLDER REPORT

LARGE CAP CORE STOCK PORTFOLIO

June 30, 2024

SEMI-ANNUAL SHAREHOLDER REPORT

This semi-annual shareholder report contains important information about the Large Cap Core Stock Portfolio Fund for the period of 1/1/2024 to 6/30/2024.  You can find additional information about the fund at www.nmseriesfund.com . You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Cap Core Stock Portfolio	$22	0.43%

Fund Statistics

  Total Net Assets (000's)$735,095
  # of Portfolio Holdings (Derivatives not included as applicable)127
  Portfolio Turnover Rate32%

What did the Fund invest in? (Derivatives not included as applicable)

Top Ten Holdings (% of net assets)

Microsoft Corp.	6.5%
Apple, Inc.	6.4%
Amazon.com, Inc.	5.5%
Alphabet, Inc. - Class A	5.2%
NVIDIA Corp.	4.9%
Eli Lilly & Co.	2.1%
Exxon Mobil Corp.	2.1%
Adobe, Inc.	1.9%
The TJX Cos., Inc.	1.9%
Berkshire Hathaway, Inc. - Class B	1.8%

Sector Weightings (% of net assets)

% Weighted
Information Technology
29.4%
Health Care
13.3%
Financials
13.0%
Consumer Discretionary
11.4%
Communication Services
9.9%
Industrials
8.0%
Energy
4.8%
Consumer Staples
3.6%
Utilities
2.5%
Materials
2.1%
Real Estate
1.5%
Short-Term Investments & Other Net Assets
0.5%
0
5
10
15
20
25
30
35

Value	Value
Short-Term Investments & Other Net Assets	0.5%
Real Estate	1.5%
Materials	2.1%
Utilities	2.5%
Consumer Staples	3.6%
Energy	4.8%
Industrials	8.0%
Communication Services	9.9%
Consumer Discretionary	11.4%
Financials	13.0%
Health Care	13.3%
Information Technology	29.4%

Changes in or Disagreements with Accountants

There were no changes in or disagreements with accountants.

Additional Information

If you wish to view additional information about the Fund; including but not limited to prospectus, financial statements, holdings, or proxy voting information, please visit www.nmseriesfund.com

LARGE CAP CORE STOCK PORTFOLIO

June 30, 2024

SEMI-ANNUAL SHAREHOLDER REPORT

INTERNATIONAL GROWTH PORTFOLIO

June 30, 2024

SEMI-ANNUAL SHAREHOLDER REPORT

This semi-annual shareholder report contains important information about the International Growth Portfolio Fund for the period of 1/1/2024 to 6/30/2024.  You can find additional information about the fund at www.nmseriesfund.com . You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Growth Portfolio	$31	0.61%

Fund Statistics

  Total Net Assets (000's)$1,058,591
  # of Portfolio Holdings (Derivatives not included as applicable)69
  Portfolio Turnover Rate11%

What did the Fund invest in? (Derivatives not included as applicable)

Top Ten Holdings (% of net assets)

ASML Holding NV	7.8%
Novo Nordisk A/S - Class B	6.5%
SAP SE	4.4%
Linde PLC	3.9%
Safran SA	3.7%
Atlas Copco AB - Class A	3.7%
LVMH Moet Hennessy Louis Vuitton SE	3.5%
Taiwan Semiconductor Manufacturing Co., Ltd.	3.4%
CRH PLC	3.0%
Keyence Corp.	2.9%

Sector Weightings (% of net assets)

Value	Value
Short-Term Investments & Other Net Assets	2.9%
Communication Services	0.3%
Energy	0.7%
Consumer Staples	1.9%
Health Care	7.4%
Materials	9.2%
Consumer Discretionary	9.7%
Financials	14.5%
Information Technology	24.1%
Industrials	29.3%

Country Weightings (% of net assets)

Value	Value
Other	13.7%
Germany	5.5%
Denmark	6.5%
Sweden	7.3%
Japan	9.0%
United Kingdom	9.2%
Netherlands	9.3%
France	12.0%
United States	27.5%

Changes in or Disagreements with Accountants

There were no changes in or disagreements with accountants.

Additional Information

If you wish to view additional information about the Fund; including but not limited to prospectus, financial statements, holdings, or proxy voting information, please visit www.nmseriesfund.com

INTERNATIONAL GROWTH PORTFOLIO

June 30, 2024

SEMI-ANNUAL SHAREHOLDER REPORT

SHORT-TERM BOND PORTFOLIO

June 30, 2024

SEMI-ANNUAL SHAREHOLDER REPORT

This semi-annual shareholder report contains important information about the Short-Term Bond Portfolio Fund for the period of 1/1/2024 to 6/30/2024.  You can find additional information about the fund at www.nmseriesfund.com . You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short-Term Bond Portfolio	$19	0.39%

Fund Statistics

  Total Net Assets (000's)$383,135
  # of Portfolio Holdings (Derivatives not included as applicable)799
  Portfolio Turnover Rate57%

What did the Fund invest in? (Derivatives not included as applicable)

Top Ten Holdings (% of net assets)

US Treasury, Various	22.6%
Federal National Mortgage Association, Various	3.1%
Federal Home Loan Mortgage Corp., Various	1.2%
US Treasury Inflation Index Bond, 2.375%, 10/15/28	1.0%
AbbVie, Inc., Various	0.9%
Crown Castle, Inc., Various	0.9%
Government National Mortgage Association, Various	0.7%
JPMorgan Chase & Co., Various	0.6%
The Goldman Sachs Group, Inc., Various	0.6%
VF Corp., Various	0.6%

Asset Type Weightings (% of net assets)

% Weighted
Corporate Bonds
43.9%
Structured Products
29.4%
Governments
24.4%
Short-Term Investments
& Other Net Assets
2.3%
0
10
20
30
40
50

Value	Value
Short-Term Investments & Other Net Assets	2.3%
Governments	24.4%
Structured Products	29.4%
Corporate Bonds	43.9%

Changes in or Disagreements with Accountants

There were no changes in or disagreements with accountants.

Additional Information

If you wish to view additional information about the Fund; including but not limited to prospectus, financial statements, holdings, or proxy voting information, please visit www.nmseriesfund.com

SHORT-TERM BOND PORTFOLIO

June 30, 2024

SEMI-ANNUAL SHAREHOLDER REPORT

EQUITY INCOME PORTFOLIO

June 30, 2024

SEMI-ANNUAL SHAREHOLDER REPORT

This semi-annual shareholder report contains important information about the Equity Income Portfolio Fund for the period of 1/1/2024 to 6/30/2024.  You can find additional information about the fund at www.nmseriesfund.com . You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Equity Income Portfolio	$28	0.57%

Fund Statistics

  Total Net Assets (000's)$726,329
  # of Portfolio Holdings (Derivatives not included as applicable)114
  Portfolio Turnover Rate11%

What did the Fund invest in? (Derivatives not included as applicable)

Top Ten Holdings (% of net assets)

Elevance Health, Inc.	2.7%
QUALCOMM, Inc.	2.4%
News Corp., Various	2.3%
Wells Fargo & Co.	2.3%
TotalEnergies SE, ADR	2.3%
The Southern Co.	2.2%
Chubb, Ltd.	2.0%
American International Group, Inc.	2.0%
MetLife, Inc.	1.8%
General Electric Co.	1.8%

Sector Weightings (% of net assets)

% Weighted
Financials
Health Care
Industrials
Information Technology
Energy
Consumer Staples
Utilities
Communication Services
Real Estate
Consumer Discretionary
Materials
Short-Term Investments & Other Net Assets
20.5%
16.5%
12.5%
11.1%
8.9%
8.6%
6.0%
4.5%
4.2%
3.0%
3.0%
1.2%
0
5
10
15
20
25

Value	Value
Short-Term Investments & Other Net Assets	1.2%
Materials	3.0%
Consumer Discretionary	3.0%
Real Estate	4.2%
Communication Services	4.5%
Utilities	6.0%
Consumer Staples	8.6%
Energy	8.9%
Information Technology	11.1%
Industrials	12.5%
Health Care	16.5%
Financials	20.5%

Changes in or Disagreements with Accountants

There were no changes in or disagreements with accountants.

Additional Information

If you wish to view additional information about the Fund; including but not limited to prospectus, financial statements, holdings, or proxy voting information, please visit www.nmseriesfund.com

EQUITY INCOME PORTFOLIO

June 30, 2024

SEMI-ANNUAL SHAREHOLDER REPORT

INDEX 400 STOCK PORTFOLIO

June 30, 2024

SEMI-ANNUAL SHAREHOLDER REPORT

This semi-annual shareholder report contains important information about the Index 400 Stock Portfolio Fund for the period of 1/1/2024 to 6/30/2024.  You can find additional information about the fund at www.nmseriesfund.com . You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Index 400 Stock Portfolio	$12	0.25%

Fund Statistics

  Total Net Assets (000's)$1,334,984
  # of Portfolio Holdings (Derivatives not included as applicable)401
  Portfolio Turnover Rate9%

What did the Fund invest in? (Derivatives not included as applicable)

Top Ten Holdings (% of net assets)

Pure Storage, Inc.	0.7%
Carlisle Cos., Inc.	0.7%
Williams-Sonoma, Inc.	0.7%
EMCOR Group, Inc.	0.6%
Lennox International, Inc.	0.6%
Illumina, Inc.	0.6%
Reliance, Inc.	0.6%
BioMarin Pharmaceutical, Inc.	0.6%
Burlington Stores, Inc.	0.6%
Manhattan Associates, Inc.	0.6%

Sector Weightings (% of net assets)

% Weighted
Industrials
22.1%
Financials
15.7%
Consumer Discretionary
14.6%
Information Technology
9.4%
Health Care
9.2%
Real Estate
7.0%
Materials
6.5%
Energy
5.9%
Consumer Staples
4.6%
Utilities
2.5%
Communication Services
1.5%
Short-Term Investments & Other Net Assets
1.0%
0
5
10
15
20
25

Value	Value
Short-Term Investments & Other Net Assets	1.0%
Communication Services	1.5%
Utilities	2.5%
Consumer Staples	4.6%
Energy	5.9%
Materials	6.5%
Real Estate	7.0%
Health Care	9.2%
Information Technology	9.4%
Consumer Discretionary	14.6%
Financials	15.7%
Industrials	22.1%

Changes in or Disagreements with Accountants

There were no changes in or disagreements with accountants.

Additional Information

If you wish to view additional information about the Fund; including but not limited to prospectus, financial statements, holdings, or proxy voting information, please visit www.nmseriesfund.com

INDEX 400 STOCK PORTFOLIO

June 30, 2024

SEMI-ANNUAL SHAREHOLDER REPORT

RESEARCH INTERNATIONAL CORE PORTFOLIO

June 30, 2024

SEMI-ANNUAL SHAREHOLDER REPORT

This semi-annual shareholder report contains important information about the Research International Core Portfolio Fund for the period of 1/1/2024 to 6/30/2024.  You can find additional information about the fund at www.nmseriesfund.com . You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Research International Core Portfolio	$36	0.73%

Fund Statistics

  Total Net Assets (000's)$862,998
  # of Portfolio Holdings (Derivatives not included as applicable)109
  Portfolio Turnover Rate6%

What did the Fund invest in? (Derivatives not included as applicable)

Top Ten Holdings (% of net assets)

Novo Nordisk A/S - Class B	3.9%
Schneider Electric SE	3.6%
Linde PLC	3.2%
Hitachi, Ltd.	2.8%
Roche Holding AG	2.5%
LVMH Moet Hennessy Louis Vuitton SE	2.3%
Nestle SA	2.2%
NatWest Group PLC	1.9%
TotalEnergies SE	1.7%
Euronext NV	1.6%

Sector Weightings (% of net assets)

Value	Value
Short-Term Investments & Other Net Assets	1.9%
Real Estate	1.1%
Communication Services	2.5%
Utilities	2.5%
Energy	5.1%
Consumer Staples	6.8%
Materials	9.2%
Consumer Discretionary	9.4%
Information Technology	10.4%
Health Care	12.7%
Industrials	18.5%
Financials	19.9%

Country Weightings (% of net assets)

Value	Value
Other	26.6%
Netherlands	5.3%
Switzerland	5.5%
Germany	5.6%
France	8.1%
United Kingdom	9.8%
Japan	19.1%
United States	20.0%

Changes in or Disagreements with Accountants

There were no changes in or disagreements with accountants.

Additional Information

If you wish to view additional information about the Fund; including but not limited to prospectus, financial statements, holdings, or proxy voting information, please visit www.nmseriesfund.com

RESEARCH INTERNATIONAL CORE PORTFOLIO

June 30, 2024

SEMI-ANNUAL SHAREHOLDER REPORT

LONG-TERM U.S. GOVERNMENT BOND PORTFOLIO

June 30, 2024

SEMI-ANNUAL SHAREHOLDER REPORT

This semi-annual shareholder report contains important information about the Long-Term U.S. Government Bond Portfolio Fund for the period of 1/1/2024 to 6/30/2024.  You can find additional information about the fund at www.nmseriesfund.com . You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Long-Term U.S. Government Bond Portfolio	$129	2.60%

Fund Statistics

  Total Net Assets (000's)$115,452
  # of Portfolio Holdings (Derivatives not included as applicable)99
  Portfolio Turnover Rate10%

What did the Fund invest in? (Derivatives not included as applicable)

Top Ten Holdings (% of net assets)

US Treasury, Various	114.3%
Citigroup Global Markets, Inc. Repurchase Agreement, Various	17.8%
Uniform Mortgage Backed Security TBA, Various	10.0%
BNP Paribas SA Repurchase Agreement, 5.4%, 7/1/24	10.0%
Deutsche Bank AG Repurchase Agreement, 5.41%, 7/1/24	8.0%
US Treasury Inflation Index Bond, Various	7.9%
Resolution Funding Corp. Stripped, Various	3.5%
Federal Home Loan Mortgage Corp., Series 4092, Class AY, 3%, 8/15/32	1.8%
Federal Home Loan Mortgage Corp., Series 4387, Class AZ, 4%, 9/15/44	1.7%
Federal National Mortgage Association, Various	1.6%

Asset Type Weightings (% of net assets)

% Weighted
Governments
125.5%
Structured Products
22.5%
Corporate Bonds
0.3%
Short-Term Investments
& Other Net Assets
-48.3%
-50
0
50
100
150

Value	Value
Short-Term Investments & Other Net Assets	- 48.3%
Corporate Bonds	0.3%
Structured Products	22.5%
Governments	125.5%

Changes in or Disagreements with Accountants

There were no changes in or disagreements with accountants.

Additional Information

If you wish to view additional information about the Fund; including but not limited to prospectus, financial statements, holdings, or proxy voting information, please visit www.nmseriesfund.com

LONG-TERM U.S. GOVERNMENT BOND PORTFOLIO

June 30, 2024

SEMI-ANNUAL SHAREHOLDER REPORT

LARGE COMPANY VALUE PORTFOLIO

June 30, 2024

SEMI-ANNUAL SHAREHOLDER REPORT

This semi-annual shareholder report contains important information about the Large Company Value Portfolio Fund for the period of 1/1/2024 to 6/30/2024.  You can find additional information about the fund at www.nmseriesfund.com . You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Company Value Portfolio	$37	0.74%

Fund Statistics

  Total Net Assets (000's)$148,378
  # of Portfolio Holdings (Derivatives not included as applicable)74
  Portfolio Turnover Rate21%

What did the Fund invest in? (Derivatives not included as applicable)

Top Ten Holdings (% of net assets)

Johnson & Johnson	4.5%
Medtronic PLC	4.2%
Zimmer Biomet Holdings, Inc.	3.6%
JPMorgan Chase & Co.	3.2%
Exxon Mobil Corp.	2.6%
Duke Energy Corp.	2.5%
Norfolk Southern Corp.	2.3%
United Parcel Service, Inc. - Class B	2.3%
The Bank of New York Mellon Corp.	2.2%
Analog Devices, Inc.	2.0%

Sector Weightings (% of net assets)

% Weighted
Health Care
21.4%
Financials
19.2%
Consumer Staples
13.1%
Industrials
11.1%
Information Technology
9.2%
Energy
8.1%
Utilities
6.5%
Materials
3.5%
Communication Services
3.2%
Real Estate
1.5%
Consumer Discretionary
1.2%
Short-Term Investments & Other Net Assets
2.0%
0
5
10
15
20
25

Value	Value
Short-Term Investments & Other Net Assets	2.0%
Consumer Discretionary	1.2%
Real Estate	1.5%
Communication Services	3.2%
Materials	3.5%
Utilities	6.5%
Energy	8.1%
Information Technology	9.2%
Industrials	11.1%
Consumer Staples	13.1%
Financials	19.2%
Health Care	21.4%

Changes in or Disagreements with Accountants

There were no changes in or disagreements with accountants.

Additional Information

If you wish to view additional information about the Fund; including but not limited to prospectus, financial statements, holdings, or proxy voting information, please visit www.nmseriesfund.com

LARGE COMPANY VALUE PORTFOLIO

June 30, 2024

SEMI-ANNUAL SHAREHOLDER REPORT

SMALL CAP GROWTH STOCK PORTFOLIO

June 30, 2024

SEMI-ANNUAL SHAREHOLDER REPORT

This semi-annual shareholder report contains important information about the Small Cap Growth Stock Portfolio Fund for the period of 1/1/2024 to 6/30/2024.  You can find additional information about the fund at www.nmseriesfund.com . You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Growth Stock Portfolio	$28	0.56%

Fund Statistics

  Total Net Assets (000's)$708,949
  # of Portfolio Holdings (Derivatives not included as applicable)152
  Portfolio Turnover Rate31%

What did the Fund invest in? (Derivatives not included as applicable)

Top Ten Holdings (% of net assets)

FTAI Aviation, Ltd.	2.2%
Fabrinet	1.7%
Ensign Group, Inc.	1.6%
Verra Mobility Corp.	1.5%
Applied Industrial Technologies, Inc.	1.4%
SPX Technologies, Inc.	1.3%
Cabot Corp.	1.3%
Fluor Corp.	1.3%
Haemonetics Corp.	1.2%
Chart Industries, Inc.	1.2%

Sector Weightings (% of net assets)

% Weighted
Health Care
24.3%
Information Technology
21.1%
Industrials
19.8%
Consumer Discretionary
12.2%
Financials
6.2%
Materials
4.5%
Energy
3.8%
Consumer Staples
3.5%
Real Estate
2.1%
Investment Companies
1.0%
Communication Services
0.6%
Short-Term Investments & Other Net Assets
0.9%
0
5
10
15
20
25

Value	Value
Short-Term Investments & Other Net Assets	0.9%
Communication Services	0.6%
Investment Companies	1.0%
Real Estate	2.1%
Consumer Staples	3.5%
Energy	3.8%
Materials	4.5%
Financials	6.2%
Consumer Discretionary	12.2%
Industrials	19.8%
Information Technology	21.1%
Health Care	24.3%

Changes in or Disagreements with Accountants

There were no changes in or disagreements with accountants.

Additional Information

If you wish to view additional information about the Fund; including but not limited to prospectus, financial statements, holdings, or proxy voting information, please visit www.nmseriesfund.com

SMALL CAP GROWTH STOCK PORTFOLIO

June 30, 2024

SEMI-ANNUAL SHAREHOLDER REPORT

EMERGING MARKETS EQUITY PORTFOLIO

June 30, 2024

SEMI-ANNUAL SHAREHOLDER REPORT

This semi-annual shareholder report contains important information about the Emerging Markets Equity Portfolio Fund for the period of 1/1/2024 to 6/30/2024.  You can find additional information about the fund at www.nmseriesfund.com . You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Equity Portfolio	$45	0.90%

Fund Statistics

  Total Net Assets (000's)$1,057,373
  # of Portfolio Holdings (Derivatives not included as applicable)68
  Portfolio Turnover Rate18%

What did the Fund invest in? (Derivatives not included as applicable)

Top Ten Holdings (% of net assets)

Taiwan Semiconductor Manufacturing Co., Ltd.	13.3%
Samsung Electronics Co., Ltd., Various	6.9%
Tencent Holdings, Ltd.	6.9%
Alibaba Group Holding, Ltd.	3.4%
Power Grid Corp. of India, Ltd.	2.9%
HDFC Bank, Ltd.	2.7%
MediaTek, Inc.	2.2%
Kaspi.KZ Joint Stock Co., ADR	2.1%
Southern Copper Corp.	2.1%
SBI Life Insurance Co., Ltd.	1.9%

Sector Weightings (% of net assets)

Value	Value
Short-Term Investments & Other Net Assets	0.1%
Health Care	1.5%
Real Estate	2.4%
Utilities	2.9%
Energy	3.4%
Materials	4.8%
Consumer Staples	5.1%
Industrials	8.4%
Communication Services	9.1%
Consumer Discretionary	11.0%
Financials	20.4%
Information Technology	30.9%

Country Weightings (% of net assets)

Value	Value
Other	20.3%
Mexico	6.3%
South Korea	11.4%
Taiwan	19.0%
India	20.0%
China	23.0%

Changes in or Disagreements with Accountants

There were no changes in or disagreements with accountants.

Additional Information

If you wish to view additional information about the Fund; including but not limited to prospectus, financial statements, holdings, or proxy voting information, please visit www.nmseriesfund.com

EMERGING MARKETS EQUITY PORTFOLIO

June 30, 2024

SEMI-ANNUAL SHAREHOLDER REPORT

BALANCED PORTFOLIO

June 30, 2024

SEMI-ANNUAL SHAREHOLDER REPORT

This semi-annual shareholder report contains important information about the Balanced Portfolio Fund for the period of 1/1/2024 to 6/30/2024.  You can find additional information about the fund at www.nmseriesfund.com . You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Balanced Portfolio	$4	0.08%

Fund Statistics

  Total Net Assets (000's)$1,938,320
  # of Portfolio Holdings (Derivatives not included as applicable)24
  Portfolio Turnover Rate22%

What did the Fund invest in? (Derivatives not included as applicable)

Top Ten Holdings (% of net assets)

Northwestern Mutual Series Fund, Inc., Select Bond Portfolio	28.3%
iShares Core U.S. Aggregate Bond ETF	11.0%
Northwestern Mutual Series Fund, Inc., Multi-Sector Bond Portfolio	7.6%
iShares Core S&P 500 ETF	7.1%
SPDR Portfolio Long Term Treasury ETF	4.9%
Northwestern Mutual Series Fund, Inc., International Growth Portfolio	3.9%
Northwestern Mutual Series Fund, Inc., Emerging Markets Equity Portfolio	3.8%
Northwestern Mutual Series Fund, Inc., International Equity Portfolio	3.7%
Northwestern Mutual Series Fund, Inc., Large Cap Blend Portfolio	2.8%
Northwestern Mutual Series Fund, Inc., Focused Appreciation Portfolio	2.8%

Asset Type Weightings (% of net assets)

Value	Value
Short-Term Investments & Other Net Assets	2.9%
Commodities	0.9%
Foreign Equity	14.0%
Domestic Equity	29.2%
Fixed Income	53.0%

Changes in or Disagreements with Accountants

There were no changes in or disagreements with accountants.

Additional Information

If you wish to view additional information about the Fund; including but not limited to prospectus, financial statements, holdings, or proxy voting information, please visit www.nmseriesfund.com

BALANCED PORTFOLIO

June 30, 2024

SEMI-ANNUAL SHAREHOLDER REPORT

ASSET ALLOCATION PORTFOLIO

June 30, 2024

SEMI-ANNUAL SHAREHOLDER REPORT

This semi-annual shareholder report contains important information about the Asset Allocation Portfolio Fund for the period of 1/1/2024 to 6/30/2024.  You can find additional information about the fund at www.nmseriesfund.com . You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Asset Allocation Portfolio	$6	0.12%

Fund Statistics

  Total Net Assets (000's)$274,433
  # of Portfolio Holdings (Derivatives not included as applicable)24
  Portfolio Turnover Rate18%

What did the Fund invest in? (Derivatives not included as applicable)

Top Ten Holdings (% of net assets)

Northwestern Mutual Series Fund, Inc., Select Bond Portfolio	16.5%
iShares Core S&P 500 ETF	12.3%
iShares Core U.S. Aggregate Bond ETF	9.2%
Northwestern Mutual Series Fund, Inc., International Growth Portfolio	5.6%
Northwestern Mutual Series Fund, Inc., International Equity Portfolio	5.4%
Northwestern Mutual Series Fund, Inc., Multi-Sector Bond Portfolio	5.1%
Northwestern Mutual Series Fund, Inc., Large Cap Blend Portfolio	4.7%
Northwestern Mutual Series Fund, Inc., Focused Appreciation Portfolio	4.7%
Northwestern Mutual Series Fund, Inc., Domestic Equity Portfolio	4.6%
iShares Core MSCI EAFE ETF	4.5%

Asset Type Weightings (% of net assets)

Value	Value
Short-Term Investments & Other Net Assets	3.2%
Commodities	1.0%
Foreign Equity	19.8%
Fixed Income	33.8%
Domestic Equity	42.2%

Changes in or Disagreements with Accountants

There were no changes in or disagreements with accountants.

Additional Information

If you wish to view additional information about the Fund; including but not limited to prospectus, financial statements, holdings, or proxy voting information, please visit www.nmseriesfund.com

ASSET ALLOCATION PORTFOLIO

June 30, 2024

SEMI-ANNUAL SHAREHOLDER REPORT

GOVERNMENT MONEY MARKET PORTFOLIO

June 30, 2024

SEMI-ANNUAL SHAREHOLDER REPORT

This semi-annual shareholder report contains important information about the Government Money Market Portfolio Fund for the period of 1/1/2024 to 6/30/2024.  You can find additional information about the fund at www.nmseriesfund.com . You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Government Money Market Portfolio	$16	0.33%

Fund Statistics

  Total Net Assets (000's)$521,330
  # of Portfolio Holdings (Derivatives not included as applicable)101

What did the Fund invest in? (Derivatives not included as applicable)

Asset Type Weightings (% of net assets)

% Weighted
US Government & Agencies
56.4%
Repurchase Agreements
43.7%
Short-Term Investments & Other Net Assets
-0.1%
-10
0
10
20
30
40
50
60
70

Value	Value
Short-Term Investments & Other Net Assets	- 0.1%
Repurchase Agreements	43.7%
US Government & Agencies	56.4%

Changes in or Disagreements with Accountants

There were no changes in or disagreements with accountants.

Additional Information

If you wish to view additional information about the Fund; including but not limited to prospectus, financial statements, holdings, or proxy voting information, please visit www.nmseriesfund.com

GOVERNMENT MONEY MARKET PORTFOLIO

June 30, 2024

SEMI-ANNUAL SHAREHOLDER REPORT

REPORT ON FORM N-CSR
RESPONSES FOR NORTHWESTERN MUTUAL SERIES FUND, INC.

(b)   Not applicable.

Item 2.                        Code of Ethics.

Not applicable to semi-annual reports.

Item 3.                        Audit Committee Financial Expert.

Not applicable to semi-annual reports.

Item 4.                        Principal Accountant Fees and Services.

Not applicable to semi-annual reports.

Item 5.                        Audit Committee of Listed Registrants.

                        Not applicable to semi-annual reports.

Item 6.                        Investments.

                                Full Schedule of Investments is included in Item 7.

Item 7.            Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Semi-Annual Financial Statements and Other Information
June 30, 2024
Northwestern Mutual Series Fund, Inc.
A Series Fund Offering 27 Portfolios
Growth Stock Portfolio
Focused Appreciation Portfolio
Large Cap Core Stock Portfolio
Large Cap Blend Portfolio
Index 500 Stock Portfolio
Large Company Value Portfolio
Domestic Equity Portfolio
Equity Income Portfolio
Mid Cap Growth Stock Portfolio
Index 400 Stock Portfolio
Mid Cap Value Portfolio
Small Cap Growth Stock Portfolio
Index 600 Stock Portfolio
Small Cap Value Portfolio
International Growth Portfolio
Research International Core Portfolio
International Equity Portfolio
Emerging Markets Equity Portfolio
Government Money Market Portfolio
Short-Term Bond Portfolio
Select Bond Portfolio
Long-Term U.S. Government Bond Portfolio
Inflation Protection Portfolio
High Yield Bond Portfolio
Multi-Sector Bond Portfolio
Balanced Portfolio
Asset Allocation Portfolio

Northwestern Mutual Series Fund, Inc.
Table of Contents
Schedules of Investments:
Growth Stock Portfolio
.............................................................................
3
Focused Appreciation Portfolio
......................................................................
5
Large Cap Core Stock Portfolio
......................................................................
6
Large Cap Blend Portfolio
...........................................................................
9
Index 500 Stock Portfolio
...........................................................................
11
Large Company Value Portfolio
......................................................................
17
Domestic Equity Portfolio
...........................................................................
19
Equity Income Portfolio
............................................................................
20
Mid Cap Growth Stock Portfolio
.....................................................................
22
Index 400 Stock Portfolio
...........................................................................
24
Mid Cap Value Portfolio
............................................................................
29
Small Cap Growth Stock Portfolio
....................................................................
32
Index 600 Stock Portfolio
...........................................................................
35
Small Cap Value Portfolio
...........................................................................
42
International Growth Portfolio
......................................................................
45
Research International Core Portfolio
................................................................
47
International Equity Portfolio
.......................................................................
50
Emerging Markets Equity Portfolio
...................................................................
54
Government Money Market Portfolio
................................................................
56
Short-Term Bond Portfolio
..........................................................................
59
Select Bond Portfolio
...............................................................................
76
Long-Term U.S. Government Bond Portfolio
...........................................................
95
Inflation Protection Portfolio
........................................................................
99
High Yield Bond Portfolio
...........................................................................
105
Multi-Sector Bond Portfolio
.........................................................................
113
Balanced Portfolio
.................................................................................
140
Asset Allocation Portfolio
...........................................................................
142
Statements of Assets and Liabilities
.......................................................................
144
Statements of Operations
...............................................................................
150
Statements of Changes in Net Assets
.....................................................................
156
Statement of Cash Flows
................................................................................
165
Financial Highlights
.....................................................................................
166
Notes to Financial Statements
...........................................................................
173
Abbreviations
..........................................................................................
197
Approval and Continuance of Investment Advisory and Sub-Advisory Agreements
..............................
198
Mason Street Advisors, LLC (“Mason Street Advisors”), adviser to the Northwestern Mutual Series Fund, Inc., is a wholly owned subsidiary of The Northwestern Mutual Life Insurance Company. Mason Street Advisors is the principal investment adviser for all the Portfolios of the Northwestern Mutual Series Fund, Inc., and has engaged and oversees sub-advisers who provide day-to-day management for certain of the Portfolios. Each sub-adviser may be replaced without the approval of shareholders. Please see the Series Fund prospectus for more information.

Schedule of Investments
June 30, 2024 (unaudited)
The Accompanying Notes are an Integral Part of the Financial Statements.

Growth Stock Portfolio
Common Stocks
( 99 .5% )
Shares/
Par
+
Value
$ (000's)
Communication Services ( 16 .5% )
Alphabet, Inc. - Class A  90,053 16,403
Alphabet, Inc. - Class C  518,516 95,106
Meta Platforms, Inc.
- Class  A  124,060 62,554
Netflix, Inc. * 36,044 24,325
Sea, Ltd., ADR * 49,763 3,554
T-Mobile US, Inc.  69,858 12,308
Total 214,250
Consumer Discretionary ( 15 .1% )
Amazon.com, Inc. * 603,006 116,531
Booking Holdings, Inc.  2,911 11,532
Carvana Co. * 99,822 12,849
Chipotle Mexican Grill,
Inc. * 229,750 14,394
DoorDash, Inc.
- Class  A * 35,903 3,905
Lululemon Athletica,
Inc. * 7,588 2,266
NIKE, Inc. - Class B  25,672 1,935
Ross Stores, Inc.  45,407 6,599
Tesla, Inc. * 97,115 19,217
The TJX Cos., Inc.  53,931 5,938
Total 195,166
Consumer Staples ( 1 .5% )
Colgate-Palmolive Co.  55,000 5,337
Dollar General Corp.  51,045 6,750
Mondelez International,
Inc.  41,200 2,696
The Procter & Gamble
Co.  24,900 4,107
Total 18,890
Energy ( 0 .3% )
Schlumberger, Ltd.  76,496 3,609
Total 3,609
Financials ( 8 .8% )
Adyen NV * 196,321 2,330
The Charles Schwab
Corp.  66,421 4,895
Chubb, Ltd.  53,750 13,710
Fiserv, Inc. * 18,694 2,786
The Goldman Sachs
Group, Inc.  11,858 5,364
Marsh & McLennan
Cos., Inc.  28,919 6,094
Mastercard, Inc. -
Class A  69,539 30,678
Morgan Stanley  56,519 5,493
MSCI, Inc.  1,832 883
S&P Global, Inc.  12,062 5,380
Visa, Inc. - Class A  140,041 36,756
Total 114,369
Common Stocks
(99.5%)
Shares/
Par
+
Value
$ (000’s)
Health Care ( 11 .3% )
AstraZeneca PLC, ADR  37,214 2,902
Danaher Corp.  42,559 10,633
Elevance Health, Inc.  9,542 5,170
Eli Lilly & Co.  57,673 52,216
Humana, Inc.  14,819 5,537
Intuitive Surgical, Inc. * 47,361 21,069
Stryker Corp.  21,878 7,444
Thermo Fisher
Scientific, Inc.  18,526 10,245
UnitedHealth Group,
Inc.  51,898 26,430
Zoetis, Inc.  29,727 5,154
Total 146,800
Industrials ( 1 .8% )
Cintas Corp.  4,257 2,981
GE Vernova, Inc. * 12,260 2,103
General Electric Co.  57,042 9,068
Old Dominion Freight
Line, Inc.  23,008 4,063
TransDigm Group, Inc.  3,231 4,128
Veralto Corp.  10,635 1,015
Total 23,358
Information Technology ( 42 .7% )
Advanced Micro
Devices, Inc. * 52,890 8,579
Apple, Inc.  474,049 99,844
ASML Holding NV  16,931 17,316
Atlassian Corp.
- Class A * 16,506 2,920
BILL Holdings, Inc. * 29,951 1,576
Broadcom, Inc.  3,500 5,619
Confluent, Inc.
- Class A * 48,492 1,432
CrowdStrike Holdings,
Inc. - Class A * 10,871 4,166
Datadog, Inc.
- Class A * 17,318 2,246
Fortinet, Inc. * 10,910 657
Intuit, Inc.  20,005 13,147
Lam Research Corp.  3,313 3,528
Microsoft Corp.  290,699 129,928
MongoDB, Inc. * 15,951 3,987
Monolithic Power
Systems, Inc.  10,320 8,480
NVIDIA Corp.  1,412,570 174,509
Roper Technologies,
Inc.  14,886 8,391
ServiceNow, Inc. * 35,646 28,042
Shopify, Inc. - Class A * 106,987 7,066
Snowflake, Inc. * 11,228 1,517
Synopsys, Inc. * 26,176 15,576
Common Stocks
(99.5%)
Shares/
Par
+
Value
$ (000’s)
Information Technology continued
Taiwan Semiconductor
Manufacturing Co.,
Ltd., ADR  35,906 6,241
TE Connectivity, Ltd.  38,836 5,842
Texas Instruments, Inc.  10,173 1,979
Total 552,588
Materials ( 0 .8% )
Linde PLC  12,788 5,611
The Sherwin-Williams
Co.  16,271 4,856
Total 10,467
Utilities ( 0 .7% )
Constellation Energy
Corp.  47,502 9,513
Total 9,513
Total Common Stocks
(Cost: $634,862) 1,289,010
Total Investments (99.5%)
(Cost: $634,862)
@
1,289,010
Other Assets, Less
Liabilities (0.5%) 6,445
Net Assets (100.0%) 1,295,455

The Accompanying Notes are an Integral Part of the Financial Statements.

Growth Stock Portfolio
+ All par is stated in U.S. Dollar unless otherwise noted.
* Non income producing
@ At June 30, 2024, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $634,862 and the net unrealized appreciation of investments based on that cost was $654,148 which is comprised of $684,922 aggregate gross unrealized appreciation and $30,774 aggregate gross unrealized depreciation.  Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to the Financial Statements section in the
Portfolio's most recent annual report.
The following is a summary of the inputs used in valuing the Portfolio's Investments at June 30, 2024.  See Note 3 for additional information on portfolio valuation.
Valuation Inputs
Description
Level 1 - Quoted
Prices
Level 2 - Other
Significant
Observable Inputs
Level 3
- Significant
Unobservable
Inputs
(Amounts in thousands)
Assets:
Common Stocks $ 1,289,010 $ — $ —
Total Assets:
$ 1,289,010 $ — $ —

Schedule of Investments
June 30, 2024 (unaudited)
The Accompanying Notes are an Integral Part of the Financial Statements.

Focused Appreciation Portfolio
Common Stocks
( 97 .2% )
Shares/
Par
+
Value
$ (000's)
Communication Services ( 22 .3% )
Alphabet, Inc. - Class A  368,300 67,086
Alphabet, Inc. - Class C  156,720 28,746
Meta Platforms, Inc. -
Class A  200,549 101,121
Netflix, Inc. * 106,353 71,775
The Walt Disney Co.  389,870 38,710
Total 307,438
Consumer Discretionary ( 15 .3% )
Alibaba Group Holding,
Ltd., ADR  127,057 9,148
Amazon.com, Inc. * 428,686 82,844
Starbucks Corp.  258,727 20,142
Tesla, Inc. * 412,089 81,544
Yum China Holdings,
Inc.  124,215 3,831
Yum! Brands, Inc.  106,163 14,062
Total 211,571
Consumer Staples ( 2 .3% )
Monster Beverage
Corp. * 639,491 31,942
Total 31,942
Common Stocks
(97.2%)
Shares/
Par
+
Value
$ (000’s)
Financials ( 8 .7% )
Block, Inc. - Class A * 195,017 12,577
FactSet Research
Systems, Inc.  40,419 16,502
PayPal Holdings, Inc. * 176,862 10,263
SEI Investments Co.  230,244 14,894
Visa, Inc. - Class A  251,018 65,885
Total 120,121
Health Care ( 13 .4% )
GRAIL, Inc. * 19,157 294
Illumina, Inc. * 113,983 11,898
Intuitive Surgical, Inc. * 46,834 20,834
Novartis AG, ADR  153,412 16,332
Novo Nordisk A/S, ADR  230,615 32,918
Regeneron
Pharmaceuticals,
Inc. * 30,266 31,811
Roche Holding AG,
ADR  348,985 12,099
Thermo Fisher
Scientific, Inc.  35,714 19,750
Vertex
Pharmaceuticals,
Inc. * 81,379 38,144
Total 184,080
Common Stocks
(97.2%)
Shares/
Par
+
Value
$ (000’s)
Industrials ( 6 .8% )
The Boeing Co. * 372,834 67,860
Deere & Co.  18,917 7,068
Expeditors International
of Washington, Inc.  153,397 19,142
Total 94,070
Information Technology ( 28 .4% )
Autodesk, Inc. * 154,706 38,282
Microsoft Corp.  161,200 72,048
NVIDIA Corp.  887,060 109,587
Oracle Corp.  465,131 65,677
QUALCOMM, Inc.  148,501 29,579
Salesforce, Inc.  155,318 39,932
Shopify, Inc. - Class A * 375,664 24,813
Workday, Inc. -
Class A * 53,902 12,050
Total 391,968
Total Common Stocks
(Cost: $708,199) 1,341,190
Total Investments (97.2%)
(Cost: $708,199)
@
1,341,190
Other Assets, Less
Liabilities (2.8%) 38,367
Net Assets (100.0%) 1,379,557
+ All par is stated in U.S. Dollar unless otherwise noted.
* Non income producing
@ At June 30, 2024, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $708,199 and the net unrealized appreciation of investments based on that cost was $632,991 which is comprised of $683,974 aggregate gross unrealized appreciation and $50,983 aggregate gross unrealized depreciation.  Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to the Financial Statements section in the
Portfolio's most recent annual report.
The following is a summary of the inputs used in valuing the Portfolio's Investments at June 30, 2024.  See Note 3 for additional information on portfolio valuation.
Valuation Inputs
Description
Level 1 - Quoted
Prices
Level 2 - Other
Significant
Observable Inputs
Level 3
-  Significant
Unobservable
Inputs
(Amounts in thousands)
Assets:
Common Stocks $ 1,341,190 $ — $ —
Total Assets:
$ 1,341,190 $ — $ —

Schedule of Investments
June 30, 2024 (unaudited)
The Accompanying Notes are an Integral Part of the Financial Statements.

Large Cap Core Stock Portfolio
Common Stocks
( 99.5% )
Shares/
Par
+
Value
$ (000's)
Communication Services (9.9%)
Alphabet, Inc.
- Class  A  210,401 38,325
Meta Platforms, Inc.
- Class  A  21,991 11,088
Netflix, Inc. * 10,574 7,136
Omnicom Group, Inc.  51,750 4,642
Spotify Technology
SA * 7,759 2,435
T-Mobile US, Inc.  50,893 8,966
Total 72,592
Consumer Discretionary (11.4%)
Amazon.com, Inc. * 208,170 40,229
AutoZone, Inc. * 975 2,890
Chipotle Mexican Grill,
Inc. * 141,550 8,868
Domino's Pizza, Inc.  4,960 2,561
DoorDash, Inc.
- Class  A * 40,623 4,419
Lennar Corp. - Class A  11,957 1,792
Marriott International,
Inc. - Class A  20,182 4,879
Pool Corp.  14,015 4,307
The TJX Cos., Inc.  128,517 14,150
Total 84,095
Consumer Staples (3.6%)
Church & Dwight Co.,
Inc.  17,575 1,822
Constellation Brands,
Inc. - Class A  11,254 2,895
Haleon PLC  251,938 2,081
Keurig Dr. Pepper, Inc.  49,285 1,646
Mondelez International,
Inc.  10,383 680
Philip Morris
International, Inc.  39,971 4,050
The Procter & Gamble
Co.  50,817 8,381
Unilever PLC, ADR  65,347 3,594
US Foods Holding
Corp. * 19,864 1,052
Total 26,201
Energy (4.8%)
EQT Corp.  34,900 1,291
Exxon Mobil Corp.  130,862 15,065
Marathon Petroleum
Corp.  28,719 4,982
Schlumberger, Ltd.  39,434 1,860
Shell PLC  120,087 8,668
Targa Resources Corp.  24,775 3,191
Total 35,057
Common Stocks
(99.5%)
Shares/
Par
+
Value
$ (000’s)
Financials (13.0%)
American Express Co.  31,056 7,191
American International
Group, Inc.  59,705 4,432
Arch Capital Group,
Ltd. * 37,965 3,830
Ares Management
Corp. - Class A  61,174 8,153
Berkshire Hathaway,
Inc. - Class B * 31,693 12,893
Block, Inc. - Class A * 63,401 4,089
Corpay, Inc. * 11,498 3,063
Everest Re Group, Ltd.  13,203 5,031
Global Payments, Inc.  23,600 2,282
JPMorgan Chase & Co.  55,451 11,216
KKR & Co., Inc.  57,608 6,063
Marsh & McLennan
Cos., Inc.  11,464 2,416
PayPal Holdings, Inc. * 55,559 3,224
The Progressive Corp.  20,178 4,191
S&P Global, Inc.  9,675 4,315
Visa, Inc. - Class A  17,235 4,524
Wells Fargo & Co.  143,951 8,549
Total 95,462
Health Care (13.3%)
AbbVie, Inc.  37,975 6,513
Agilent Technologies,
Inc.  14,117 1,830
Alnylam
Pharmaceuticals,
Inc. * 3,862 938
Amgen, Inc.  1,407 440
AstraZeneca PLC, ADR  26,592 2,074
Biogen, Inc. * 3,839 890
Boston Scientific
Corp. * 76,157 5,865
Cencora, Inc.  18,500 4,168
Centene Corp. * 27,396 1,816
Danaher Corp.  18,634 4,656
Dexcom, Inc. * 31,452 3,566
Edwards Lifesciences
Corp. * 40,902 3,778
Elevance Health, Inc.  5,907 3,201
Eli Lilly & Co.  17,000 15,391
Gilead Sciences, Inc.  7,124 489
GSK PLC, ADR  78,601 3,026
HCA Healthcare, Inc.  8,447 2,714
Humana, Inc.  4,349 1,625
Intuitive Surgical, Inc. * 10,712 4,765
Labcorp Holdings, Inc.  7,020 1,429
Merck & Co., Inc.  65,320 8,087
Moderna, Inc. * 2,685 319
Molina Healthcare,
Inc. * 6,265 1,863
Novartis AG, ADR  9,049 963
Common Stocks
(99.5%)
Shares/
Par
+
Value
$ (000’s)
Health Care continued
Regeneron
Pharmaceuticals,
Inc. * 1,931 2,029
Stryker Corp.  12,114 4,122
Thermo Fisher
Scientific, Inc.  2,296 1,270
UnitedHealth Group,
Inc.  14,453 7,360
Vertex
Pharmaceuticals,
Inc. * 5,046 2,365
Total 97,552
Industrials (8.0%)
AerCap Holdings NV  18,380 1,713
The Boeing Co. * 9,234 1,681
Builders FirstSource,
Inc. * 20,014 2,770
C.H. Robinson
Worldwide, Inc.  55,110 4,856
Clean Harbors, Inc. * 11,258 2,546
Dayforce, Inc. * 50,176 2,489
Delta Air Lines, Inc.  133,807 6,348
Emerson Electric Co.  24,081 2,653
Equifax, Inc.  6,662 1,615
Fortive Corp.  50,451 3,738
General Dynamics
Corp.  24,300 7,050
Ingersoll-Rand, Inc.  17,329 1,574
J.B. Hunt Transport
Services, Inc.  30,135 4,822
Johnson Controls
International PLC  40,899 2,718
RTX Corp.  19,520 1,960
Trane Technologies
PLC  2,626 864
Uber Technologies,
Inc. * 95,630 6,950
Waste Connections,
Inc.  14,123 2,477
Total 58,824
Information Technology (29.4%)
Adobe, Inc. * 25,607 14,226
Advanced Micro
Devices, Inc. * 74,145 12,027
Apple, Inc.  224,077 47,195
Atlassian Corp.
- Class A * 25,506 4,512
First Solar, Inc. * 5,133 1,157
Flex, Ltd. * 160,812 4,742
HubSpot, Inc. * 7,715 4,550
KLA Corp.  8,811 7,265
Micron Technology, Inc.  49,006 6,446
Microsoft Corp.  106,980 47,815

The Accompanying Notes are an Integral Part of the Financial Statements.

Large Cap Core Stock Portfolio
Common Stocks
(99.5%)
Shares/
Par
+
Value
$ (000’s)
Information Technology continued
MongoDB, Inc. * 13,887 3,471
NVIDIA Corp.  291,640 36,029
NXP Semiconductors
NV  12,321 3,315
QUALCOMM, Inc.  22,913 4,564
ServiceNow, Inc. * 6,197 4,875
Synopsys, Inc. * 9,442 5,619
Texas Instruments, Inc.  43,862 8,532
Total 216,340
Materials (2.1%)
Celanese Corp.  23,302 3,143
Crown Holdings, Inc.  13,913 1,035
FMC Corp.  30,248 1,741
Linde PLC  13,396 5,878
Nucor Corp.  7,073 1,118
PPG Industries, Inc.  19,206 2,418
Total 15,333
Real Estate (1.5%)
Camden Property Trust  22,318 2,435
CoStar Group, Inc. * 14,049 1,041
Equinix, Inc.  4,492 3,399
Welltower, Inc.  42,331 4,413
Total 11,288
Utilities (2.5%)
Atmos Energy Corp.  25,484 2,973
Exelon Corp.  10,169 352
NextEra Energy, Inc.  30,606 2,167
PG&E Corp.  287,380 5,018
Sempra  74,064 5,633
Vistra Corp.  25,622 2,203
Total 18,346
Total Common Stocks
(Cost: $554,296) 731,090
Total Investments (99.5%)
(Cost: $554,296)
@
731,090
Other Assets, Less
Liabilities (0.5%) 4,005
Net Assets (100.0%) 735,095
+ All par is stated in U.S. Dollar unless otherwise noted.
* Non income producing
@ At June 30, 2024, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $554,296 and the net unrealized appreciation of investments based on that cost was $176,794 which is comprised of $189,833 aggregate gross unrealized appreciation and $13,039 aggregate gross unrealized depreciation.  Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to the Financial Statements section in the
Portfolio's most recent annual report.

The Accompanying Notes are an Integral Part of the Financial Statements.

Large Cap Core Stock Portfolio
The following is a summary of the inputs used in valuing the Portfolio's Investments at June 30, 2024.  See Note 3 for additional information on portfolio valuation.
Valuation Inputs
Description
Level 1 - Quoted
Prices
Level 2 - Other
Significant
Observable Inputs
Level 3
- Significant
Unobservable
Inputs
(Amounts in thousands)
Assets:
Common Stocks $ 731,090 $ — $ —
Total Assets:
$ 731,090 $ — $ —

Schedule of Investments
June 30, 2024 (unaudited)
The Accompanying Notes are an Integral Part of the Financial Statements.

Large Cap Blend Portfolio
Common Stocks
( 102 .4% )
Shares/
Par
+
Value
$ (000's)
Communication Services ( 6 .7% )
Alphabet, Inc. - Class A  30,484 5,553
Meta Platforms, Inc. -
Class A  10,761 5,426
Total 10,979
Consumer Discretionary ( 11 .3% )
Amazon.com, Inc. * 37,948 7,334
AutoZone, Inc. * 605 1,793
Lowe's Companies,
Inc.  17,885 3,943
Marriott International,
Inc. - Class A  5,277 1,276
McDonald's Corp.  10,744 2,738
The TJX Cos., Inc.  13,888 1,529
Total 18,613
Consumer Staples ( 1 .2% )
Mondelez International,
Inc.  30,917 2,023
Total 2,023
Energy ( 4 .8% )
Baker Hughes Co.  100,452 3,533
Exxon Mobil Corp.  37,441 4,310
Total 7,843
Financials ( 11 .1% )
American Express Co.  14,922 3,455
Ameriprise Financial,
Inc.  5,175 2,211
Block, Inc. - Class A * 11,975 772
Corpay, Inc. * 3,335 888
Morgan Stanley  27,427 2,666
The Travelers Cos.,
Inc.  9,055 1,841
Common Stocks
(102.4%)
Shares/
Par
+
Value
$ (000’s)
Financials continued
U.S. Bancorp  55,768 2,214
Wells Fargo & Co.  71,696 4,258
Total 18,305
Health Care ( 13 .4% )
AbbVie, Inc.  21,155 3,628
Biogen, Inc. * 3,718 862
Danaher Corp.  6,760 1,689
Eli Lilly & Co.  1,918 1,737
Medtronic PLC  20,188 1,589
Regeneron
Pharmaceuticals,
Inc. * 3,787 3,980
Stryker Corp.  7,484 2,546
UnitedHealth Group,
Inc.  7,746 3,945
Vertex
Pharmaceuticals,
Inc. * 4,286 2,009
Total 21,985
Industrials ( 10 .2% )
Carrier Global Corp.  27,041 1,706
CSX Corp.  104,334 3,490
Deere & Co.  6,964 2,602
Eaton Corp. PLC  8,939 2,803
Howmet Aerospace,
Inc.  16,354 1,269
Northrop Grumman
Corp.  6,480 2,825
Trane Technologies
PLC  6,456 2,124
Total 16,819
Information Technology ( 37 .5% )
Analog Devices, Inc.  11,132 2,541
Apple, Inc.  62,492 13,162
ASML Holding NV  410 419
Common Stocks
(102.4%)
Shares/
Par
+
Value
$ (000’s)
Information Technology continued
Intuit, Inc.  3,880 2,550
Marvell Technology,
Inc.  16,258 1,136
Mastercard, Inc. -
Class A  8,332 3,676
Micron Technology, Inc.  13,571 1,785
Microsoft Corp.  36,303 16,226
NVIDIA Corp.  99,860 12,337
NXP Semiconductors
NV  13,879 3,735
Oracle Corp.  20,220 2,855
Seagate Technology
Holdings PLC  11,467 1,184
Total 61,606
Materials ( 1 .9% )
Vulcan Materials Co.  12,760 3,173
Total 3,173
Real Estate ( 1 .2% )
Prologis, Inc.  17,728 1,991
Total 1,991
Utilities ( 3 .1% )
NextEra Energy, Inc.  35,299 2,499
PG&E Corp.  146,658 2,561
Total 5,060
Total Common Stocks
(Cost: $140,502) 168,397
Total Investments (102.4%)
(Cost: $140,502)
@
168,397
Other Assets, Less
Liabilities (-2.4%) (3,879)
Net Assets (100.0%) 164,518
+ All par is stated in U.S. Dollar unless otherwise noted.
* Non income producing
@ At June 30, 2024, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $140,502 and the net unrealized appreciation of investments based on that cost was $27,895 which is comprised of $29,810 aggregate gross unrealized appreciation and
$1,915 aggregate gross unrealized depreciation.  Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio's most recent annual report.

The Accompanying Notes are an Integral Part of the Financial Statements.

Large Cap Blend Portfolio
The following is a summary of the inputs used in valuing the Portfolio's Investments at June 30, 2024.  See Note 3 for additional information on portfolio valuation.
Valuation Inputs
Description
Level 1 - Quoted
Prices
Level 2 - Other
Significant
Observable Inputs
Level 3
- Significant
Unobservable
Inputs
(Amounts in thousands)
Assets:
Common Stocks $ 168,397 $ — $ —
Total Assets:
$ 168,397 $ — $ —

Schedule of Investments
June 30, 2024 (unaudited)
The Accompanying Notes are an Integral Part of the Financial Statements.

Index 500 Stock Portfolio
Common Stocks
( 99.0% )
Shares/
Par
+
Value
$ (000's)
Communication Services (9.3%)
Alphabet, Inc. - Class A  785,670 143,110
Alphabet, Inc. - Class C  653,627 119,888
AT&T, Inc.  957,079 18,290
Charter
Communications, Inc.
- Class A * 13,100 3,916
Comcast Corp. -
Class A  523,537 20,502
Electronic Arts, Inc.  32,753 4,563
Fox Corp. - Class A  32,300 1,110
Fox Corp. - Class B  17,886 573
The Interpublic Group
of Companies, Inc.  51,916 1,510
Live Nation
Entertainment, Inc. * 18,698 1,753
Match Group, Inc. * 36,844 1,119
Meta Platforms, Inc. -
Class A  293,114 147,794
Netflix, Inc. * 57,635 38,897
News Corp. - Class A  51,547 1,421
News Corp. - Class B  14,592 414
Omnicom Group, Inc.  26,642 2,390
Paramount Global -
Class B  65,127 677
Take-Two Interactive
Software, Inc. * 21,225 3,300
T-Mobile US, Inc.  68,975 12,152
Verizon
Communications, Inc.  562,772 23,209
The Walt Disney Co.  243,839 24,211
Warner Bros.
Discovery, Inc. * 299,918 2,231
Total 573,030
Consumer Discretionary (9.9%)
Airbnb, Inc. * 58,141 8,816
Amazon.com, Inc. * 1,223,575 236,456
Aptiv PLC * 36,968 2,603
AutoZone, Inc. * 2,312 6,853
Bath & Body Works,
Inc.  29,740 1,161
Best Buy Co., Inc.  25,864 2,180
Booking Holdings, Inc.  4,538 17,977
BorgWarner, Inc.  30,601 987
Caesars Entertainment,
Inc. * 28,727 1,142
CarMax, Inc. * 20,807 1,526
Carnival Corp. * 134,683 2,521
Chipotle Mexican Grill,
Inc. * 183,500 11,496
D.R. Horton, Inc.  39,642 5,587
Darden Restaurants,
Inc.  16,118 2,439
Deckers Outdoor
Corp. * 3,465 3,354
Common Stocks
(99.0%)
Shares/
Par
+
Value
$ (000’s)
Consumer Discretionary continued
Domino's Pizza, Inc.  4,708 2,431
eBay, Inc.  67,679 3,636
Etsy, Inc. * 16,232 957
Expedia Group, Inc. * 16,980 2,139
Ford Motor Co.  521,583 6,541
Garmin, Ltd.  20,577 3,352
General Motors Co.  154,519 7,179
Genuine Parts Co.  18,757 2,595
Hasbro, Inc.  17,580 1,029
Hilton Worldwide
Holdings, Inc.  33,745 7,363
The Home Depot, Inc.  132,554 45,630
Las Vegas Sands Corp.  45,538 2,015
Lennar Corp. - Class A  33,362 5,000
LKQ Corp.  35,613 1,481
Lowe's Companies,
Inc.  76,983 16,972
Lululemon Athletica,
Inc. * 15,282 4,565
Marriott International,
Inc. - Class A  32,091 7,759
McDonald's Corp.  96,394 24,565
MGM Resorts
International * 33,565 1,492
Mohawk Industries,
Inc. * 6,980 793
NIKE, Inc. - Class B  162,934 12,280
Norwegian Cruise Line
Holdings, Ltd. * 57,774 1,086
NVR, Inc. * 419 3,180
O'Reilly Automotive,
Inc. * 7,904 8,347
Pool Corp.  5,243 1,611
PulteGroup, Inc.  28,092 3,093
Ralph Lauren Corp.  5,388 943
Ross Stores, Inc.  45,024 6,543
Royal Caribbean
Cruises, Ltd. * 29,997 4,783
Starbucks Corp.  151,553 11,798
Tapestry, Inc.  30,250 1,294
Tesla, Inc. * 370,887 73,391
The TJX Cos., Inc.  152,554 16,796
Tractor Supply Co.  14,380 3,883
Ulta Beauty, Inc. * 6,397 2,468
Wynn Resorts, Ltd.  13,206 1,182
Yum! Brands, Inc.  37,614 4,982
Total 610,252
Consumer Staples (5.7%)
Altria Group, Inc.  229,739 10,465
Archer-Daniels-Midland
Co.  66,133 3,998
Brown-Forman Corp. -
Class B  23,781 1,027
Bunge Global SA  18,939 2,022
Common Stocks
(99.0%)
Shares/
Par
+
Value
$ (000’s)
Consumer Staples continued
Campbell Soup Co.  26,557 1,200
Church & Dwight Co.,
Inc.  33,144 3,436
The Clorox Co.  16,492 2,251
The Coca-Cola Co.  518,585 33,008
Colgate-Palmolive Co.  110,214 10,695
Conagra Brands, Inc.  65,083 1,850
Constellation Brands,
Inc. - Class A  21,713 5,586
Costco Wholesale
Corp.  59,396 50,486
Dollar General Corp.  29,610 3,915
Dollar Tree, Inc. * 27,938 2,983
The Estee Lauder
Cos., Inc. - Class A  31,093 3,308
General Mills, Inc.  76,653 4,849
The Hershey Co.  19,704 3,622
Hormel Foods Corp.  37,920 1,156
The J.M. Smucker Co.  13,924 1,518
Kellanova  35,160 2,028
Kenvue, Inc.  256,064 4,655
Keurig Dr. Pepper, Inc.  137,187 4,582
Kimberly-Clark Corp.  45,034 6,224
The Kraft Heinz Co.  106,718 3,439
The Kroger Co.  88,977 4,443
Lamb Weston
Holdings, Inc.  19,529 1,642
McCormick & Co., Inc.  34,058 2,416
Molson Coors
Beverage Co.
-  Class B  25,100 1,276
Mondelez International,
Inc.  180,236 11,795
Monster Beverage
Corp. * 94,943 4,742
PepsiCo, Inc.  183,977 30,343
Philip Morris
International, Inc.  207,808 21,057
The Procter & Gamble
Co.  314,969 51,945
Sysco Corp.  66,333 4,736
Target Corp.  61,797 9,148
Tyson Foods, Inc. -
Class A  38,500 2,200
Walgreens Boots
Alliance, Inc.  97,233 1,176
Walmart, Inc.  571,355 38,687
Total 353,909
Energy (3.6%)
APA Corp.  42,216 1,243
Baker Hughes Co.  133,975 4,712
Chevron Corp.  229,249 35,859
ConocoPhillips  156,430 17,892
Coterra Energy, Inc.  101,428 2,705

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 500 Stock Portfolio
Common Stocks
(99.0%)
Shares/
Par
+
Value
$ (000’s)
Energy continued
Devon Energy Corp.  84,532 4,007
Diamondback Energy,
Inc.  23,958 4,796
EOG Resources, Inc.  76,870 9,676
EQT Corp.  59,065 2,184
Exxon Mobil Corp.  600,010 69,073
Halliburton Co.  119,744 4,045
Hess Corp.  37,155 5,481
Kinder Morgan, Inc.  261,025 5,187
Marathon Oil Corp.  75,442 2,163
Marathon Petroleum
Corp.  47,126 8,175
Occidental Petroleum
Corp.  88,103 5,553
ONEOK, Inc.  78,527 6,404
Phillips 66  56,705 8,005
Schlumberger, Ltd.  191,067 9,015
Targa Resources Corp.  29,712 3,826
Valero Energy Corp.  43,737 6,856
The Williams Cos., Inc.  162,837 6,921
Total 223,778
Financials (12.3%)
Aflac, Inc.  69,162 6,177
The Allstate Corp.  35,083 5,601
American Express Co.  76,547 17,724
American International
Group, Inc.  88,769 6,590
Ameriprise Financial,
Inc.  13,285 5,675
Aon PLC  29,082 8,538
Arch Capital Group,
Ltd. * 49,662 5,010
Arthur J. Gallagher &
Co.  28,962 7,510
Assurant, Inc.  7,147 1,188
Bank of America Corp.  910,024 36,192
The Bank of New York
Mellon Corp.  100,023 5,990
Berkshire Hathaway,
Inc. - Class B * 242,143 98,504
BlackRock, Inc.  18,719 14,738
The Blackstone Group,
Inc.  95,587 11,834
Brown & Brown, Inc.  31,816 2,845
Capital One Financial
Corp.  51,205 7,089
Cboe Global Markets,
Inc.  14,037 2,387
The Charles Schwab
Corp.  199,208 14,680
Chubb, Ltd.  54,248 13,838
Cincinnati Financial
Corp.  21,192 2,503
Citigroup, Inc.  254,744 16,166
Citizens Financial
Group, Inc.  60,861 2,193
CME Group, Inc.  48,187 9,474
Corpay, Inc. * 9,399 2,504
Common Stocks
(99.0%)
Shares/
Par
+
Value
$ (000’s)
Financials continued
Discover Financial
Services  33,472 4,378
Everest Re Group, Ltd.  5,448 2,076
FactSet Research
Systems, Inc.  5,081 2,074
Fidelity National
Information Services,
Inc.  74,401 5,607
Fifth Third Bancorp  90,579 3,305
Fiserv, Inc. * 78,260 11,664
Franklin Resources,
Inc.  37,588 840
Global Payments, Inc.  34,648 3,350
Globe Life, Inc.  11,610 955
The Goldman Sachs
Group, Inc.  43,131 19,509
The Hartford Financial
Services Group, Inc.  39,956 4,017
Huntington
Bancshares, Inc.  195,187 2,573
Intercontinental
Exchange, Inc.  76,199 10,431
Invesco, Ltd.  62,069 929
Jack Henry &
Associates, Inc.  9,805 1,628
JPMorgan Chase & Co.  384,097 77,687
KeyCorp  126,465 1,797
KKR & Co., Inc.  89,020 9,368
Loews Corp.  24,815 1,855
M&T Bank Corp.  22,240 3,366
MarketAxess Holdings,
Inc.  5,237 1,050
Marsh & McLennan
Cos., Inc.  65,858 13,878
Mastercard, Inc. -
Class A  109,812 48,445
MetLife, Inc.  79,897 5,608
Moody's Corp.  21,066 8,867
Morgan Stanley  167,695 16,298
MSCI, Inc.  10,676 5,143
Nasdaq, Inc.  50,550 3,046
Northern Trust Corp.  27,272 2,290
PayPal Holdings, Inc. * 139,913 8,119
The PNC Financial
Services Group, Inc.  53,279 8,284
Principal Financial
Group, Inc.  28,842 2,263
The Progressive Corp.  78,347 16,273
Prudential Financial,
Inc.  48,322 5,663
Raymond James
Financial, Inc.  25,103 3,103
Regions Financial
Corp.  124,586 2,497
S&P Global, Inc.  43,008 19,182
State Street Corp.  40,756 3,016
Synchrony Financial  54,728 2,583
T. Rowe Price Group,
Inc.  30,292 3,493
Common Stocks
(99.0%)
Shares/
Par
+
Value
$ (000’s)
Financials continued
The Travelers Cos.,
Inc.  30,505 6,203
Truist Financial Corp.  178,531 6,936
U.S. Bancorp  208,417 8,274
Visa, Inc. - Class A  210,549 55,263
W.R. Berkley Corp.  27,356 2,150
Wells Fargo & Co.  466,308 27,694
Willis Towers Watson
PLC  13,726 3,598
Total 761,578
Health Care (11.6%)
Abbott Laboratories  232,384 24,147
AbbVie, Inc.  236,330 40,535
Agilent Technologies,
Inc.  39,190 5,080
Align Technology, Inc. * 9,496 2,293
Amgen, Inc.  71,614 22,376
Baxter International,
Inc.  67,441 2,256
Becton Dickinson and
Co.  38,652 9,033
Biogen, Inc. * 19,377 4,492
Bio-Rad Laboratories,
Inc. - Class A * 2,800 765
Bio-Techne Corp.  21,192 1,518
Boston Scientific
Corp. * 196,747 15,151
Bristol-Myers Squibb
Co.  272,367 11,311
Cardinal Health, Inc.  32,831 3,228
Catalent, Inc. * 24,453 1,375
Cencora, Inc.  22,246 5,012
Centene Corp. * 71,525 4,742
Charles River
Laboratories
International, Inc. * 6,814 1,408
Cigna Group  37,996 12,560
The Cooper Cos., Inc.  26,407 2,305
CVS Health Corp.  168,453 9,949
Danaher Corp.  88,031 21,995
DaVita, Inc. * 7,172 994
Dexcom, Inc. * 51,937 5,889
Edwards Lifesciences
Corp. * 81,165 7,497
Elevance Health, Inc.  31,087 16,845
Eli Lilly & Co.  106,740 96,640
GE HealthCare
Technologies, Inc.  54,703 4,262
Gilead Sciences, Inc.  166,786 11,443
HCA Healthcare, Inc.  25,924 8,329
Henry Schein, Inc. * 16,993 1,089
Hologic, Inc. * 31,684 2,352
Humana, Inc.  16,328 6,101
IDEXX Laboratories,
Inc. * 11,117 5,416
Incyte Corp. * 25,678 1,557
Insulet Corp. * 9,534 1,924
Intuitive Surgical, Inc. * 47,161 20,980

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 500 Stock Portfolio
Common Stocks
(99.0%)
Shares/
Par
+
Value
$ (000’s)
Health Care continued
IQVIA Holdings, Inc. * 24,634 5,209
Johnson & Johnson  322,232 47,097
Labcorp Holdings, Inc.  11,508 2,342
McKesson Corp.  17,386 10,154
Medtronic PLC  177,984 14,009
Merck & Co., Inc.  339,197 41,993
Mettler-Toledo
International, Inc. * 2,894 4,045
Moderna, Inc. * 44,403 5,273
Molina Healthcare,
Inc. * 7,681 2,284
Pfizer, Inc.  755,813 21,148
Quest Diagnostics, Inc.  14,875 2,036
Regeneron
Pharmaceuticals,
Inc. * 14,141 14,863
ResMed, Inc.  19,689 3,769
Revvity, Inc.  16,728 1,754
Solventum Corp. * 18,650 986
STERIS PLC  13,332 2,927
Stryker Corp.  45,263 15,401
Teleflex, Inc.  6,424 1,351
Thermo Fisher
Scientific, Inc.  51,056 28,234
UnitedHealth Group,
Inc.  123,105 62,692
Universal Health
Services, Inc.
- Class  B  7,911 1,463
Vertex
Pharmaceuticals,
Inc. * 34,495 16,168
Viatris, Inc.  161,583 1,718
Waters Corp. * 7,862 2,281
West Pharmaceutical
Services, Inc.  9,888 3,257
Zimmer Biomet
Holdings, Inc.  28,140 3,054
Zoetis, Inc.  61,456 10,654
Total 719,011
Industrials (8.1%)
3M Co.  73,983 7,560
A.O. Smith Corp.  16,649 1,362
Allegion PLC  11,542 1,364
American Airlines
Group, Inc. * 88,090 998
AMETEK, Inc.  30,894 5,150
Automatic Data
Processing, Inc.  54,987 13,125
Axon Enterprise, Inc. * 9,316 2,741
The Boeing Co. * 76,740 13,967
Broadridge Financial
Solutions, Inc.  15,636 3,080
Builders FirstSource,
Inc. * 16,319 2,259
C.H. Robinson
Worldwide, Inc.  15,929 1,404
Carrier Global Corp.  111,823 7,054
Caterpillar, Inc.  65,413 21,789
Common Stocks
(99.0%)
Shares/
Par
+
Value
$ (000’s)
Industrials continued
Cintas Corp.  11,534 8,077
Copart, Inc. * 116,744 6,323
CSX Corp.  264,445 8,846
Cummins, Inc.  18,242 5,052
Dayforce, Inc. * 20,884 1,036
Deere & Co.  34,855 13,023
Delta Air Lines, Inc.  86,435 4,101
Dover Corp.  18,382 3,317
Eaton Corp. PLC  53,449 16,759
Emerson Electric Co.  76,526 8,430
Equifax, Inc.  16,390 3,974
Expeditors International
of Washington, Inc.  18,893 2,358
Fastenal Co.  77,240 4,854
FedEx Corp.  30,281 9,079
Fortive Corp.  46,798 3,468
GE Vernova, Inc. * 36,366 6,237
Generac Holdings,
Inc. * 8,160 1,079
General Dynamics
Corp.  30,391 8,818
General Electric Co.  145,681 23,159
Honeywell
International, Inc.  87,099 18,599
Howmet Aerospace,
Inc.  51,011 3,960
Hubbell, Inc.  7,153 2,614
Huntington Ingalls
Industries, Inc.  5,379 1,325
IDEX Corp.  10,200 2,052
Illinois Tool Works, Inc.  36,397 8,625
Ingersoll-Rand, Inc.  54,504 4,951
J.B. Hunt Transport
Services, Inc.  11,133 1,781
Jacobs Solutions, Inc.  16,960 2,370
Johnson Controls
International PLC  90,963 6,046
L3Harris Technologies,
Inc.  25,583 5,745
Leidos Holdings, Inc.  18,085 2,638
Lockheed Martin Corp.  28,788 13,447
Masco Corp.  29,664 1,978
Nordson Corp.  7,294 1,692
Norfolk Southern Corp.  30,236 6,491
Northrop Grumman
Corp.  18,878 8,230
Old Dominion Freight
Line, Inc.  23,902 4,221
Otis Worldwide Corp.  54,728 5,268
PACCAR, Inc.  70,018 7,208
Parker Hannifin Corp.  17,189 8,694
Paychex, Inc.  43,100 5,110
Paycom Software, Inc.  6,632 949
Pentair PLC  22,165 1,699
Quanta Services, Inc.  19,515 4,959
Republic Services, Inc.  27,376 5,320
Rockwell Automation,
Inc.  15,304 4,213
Rollins, Inc.  35,876 1,750
Common Stocks
(99.0%)
Shares/
Par
+
Value
$ (000’s)
Industrials continued
RTX Corp.  177,605 17,830
Snap-on, Inc.  7,006 1,831
Southwest Airlines Co.  80,951 2,316
Stanley Black &
Decker, Inc.  20,474 1,636
Textron, Inc.  25,507 2,190
Trane Technologies
PLC  30,275 9,958
TransDigm Group, Inc.  7,443 9,509
Uber Technologies,
Inc. * 275,459 20,020
Union Pacific Corp.  81,623 18,468
United Airlines
Holdings, Inc. * 43,680 2,125
United Parcel Service,
Inc. - Class B  96,813 13,249
United Rentals, Inc.  8,907 5,760
Veralto Corp.  29,264 2,794
Verisk Analytics, Inc.  19,408 5,231
W.W. Grainger, Inc.  5,913 5,335
Waste Management,
Inc.  49,062 10,467
Westinghouse Air
Brake Technologies
Corp.  23,523 3,718
Xylem, Inc.  32,508 4,409
Total 498,624
Information Technology (32.1%)
Accenture PLC
- Class A  83,927 25,464
Adobe, Inc. * 59,922 33,289
Advanced Micro
Devices, Inc. * 216,285 35,084
Akamai Technologies,
Inc. * 20,294 1,828
Amphenol Corp. -
Class A  160,590 10,819
Analog Devices, Inc.  66,372 15,150
ANSYS, Inc. * 11,634 3,740
Apple, Inc.  1,927,933 406,061
Applied Materials, Inc.  111,378 26,284
Arista Networks, Inc. * 33,731 11,822
Autodesk, Inc. * 28,634 7,085
Broadcom, Inc.  58,265 93,546
Cadence Design
Systems, Inc. * 36,417 11,207
CDW Corp.  18,046 4,039
Cisco Systems, Inc.  543,926 25,842
Cognizant Technology
Solutions Corp.  67,214 4,571
Corning, Inc.  103,095 4,005
CrowdStrike Holdings,
Inc. - Class A * 30,853 11,823
Enphase Energy, Inc. * 17,993 1,794
EPAM Systems, Inc. * 7,827 1,472
F5, Inc. * 7,901 1,361
Fair Isaac Corp. * 3,350 4,987
First Solar, Inc. * 13,619 3,071

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 500 Stock Portfolio
Common Stocks
(99.0%)
Shares/
Par
+
Value
$ (000’s)
Information Technology continued
Fortinet, Inc. * 85,316 5,142
Gartner, Inc. * 10,424 4,681
Gen Digital, Inc.  74,232 1,854
GoDaddy, Inc.
- Class A * 18,851 2,634
Hewlett Packard
Enterprise Co.  173,893 3,681
HP, Inc.  116,723 4,088
Intel Corp.  565,948 17,527
International Business
Machines Corp.  122,481 21,183
Intuit, Inc.  37,471 24,626
Jabil, Inc.  16,130 1,755
Juniper Networks, Inc.  43,428 1,583
Keysight Technologies,
Inc. * 23,577 3,224
KLA Corp.  18,102 14,925
Lam Research Corp.  17,549 18,687
Microchip Technology,
Inc.  72,335 6,619
Micron Technology, Inc.  147,766 19,436
Microsoft Corp.  994,100 444,313
Monolithic Power
Systems, Inc.  6,483 5,327
Motorola Solutions, Inc.  22,216 8,577
NetApp, Inc.  27,738 3,573
NVIDIA Corp.  3,290,123 406,462
NXP Semiconductors
NV  34,450 9,270
ON Semiconductor
Corp. * 57,681 3,954
Oracle Corp.  213,419 30,135
Palo Alto Networks,
Inc. * 43,216 14,651
PTC, Inc. * 16,108 2,926
Qorvo, Inc. * 12,809 1,486
QUALCOMM, Inc.  149,385 29,755
Roper Technologies,
Inc.  14,299 8,060
Salesforce, Inc.  129,574 33,313
Seagate Technology
Holdings PLC  25,994 2,684
ServiceNow, Inc. * 27,441 21,587
Skyworks Solutions,
Inc.  21,602 2,302
Super Micro Computer,
Inc. * 6,568 5,382
Synopsys, Inc. * 20,416 12,149
TE Connectivity, Ltd.  41,266 6,208
Teledyne Technologies,
Inc. * 6,386 2,478
Teradyne, Inc.  20,635 3,060
Texas Instruments, Inc.  121,715 23,677
Trimble, Inc. * 33,383 1,867
Tyler Technologies,
Inc. * 5,685 2,858
VeriSign, Inc. * 11,702 2,081
Western Digital Corp. * 43,237 3,276
Common Stocks
(99.0%)
Shares/
Par
+
Value
$ (000’s)
Information Technology continued
Zebra Technologies
Corp. - Class A * 6,915 2,136
Total 1,989,536
Materials (2.1%)
Air Products and
Chemicals, Inc.  29,757 7,679
Albemarle Corp.  15,981 1,526
Amcor PLC  195,917 1,916
Avery Dennison Corp.  10,813 2,364
Ball Corp.  41,514 2,492
Celanese Corp.  13,601 1,835
CF Industries Holdings,
Inc.  24,448 1,812
Corteva, Inc.  94,475 5,096
Dow, Inc.  93,966 4,985
DuPont de Nemours,
Inc.  55,923 4,501
Eastman Chemical Co.  15,452 1,514
Ecolab, Inc.  33,833 8,052
FMC Corp.  17,080 983
Freeport-McMoRan,
Inc.  191,948 9,329
International Flavors &
Fragrances, Inc.  34,307 3,266
International Paper Co.  46,117 1,990
Linde PLC  64,298 28,215
LyondellBasell
Industries NV
- Class A  34,064 3,259
Martin Marietta
Materials, Inc.  8,343 4,520
The Mosaic Co.  43,185 1,248
Newmont Corp.  153,951 6,446
Nucor Corp.  32,069 5,069
Packaging Corp. of
America  11,994 2,190
PPG Industries, Inc.  31,554 3,972
The Sherwin-Williams
Co.  31,200 9,311
Steel Dynamics, Inc.  19,756 2,558
Vulcan Materials Co.  17,780 4,422
WestRock Co.  34,564 1,737
Total 132,287
Real Estate (2.1%)
Alexandria Real Estate
Equities, Inc.  21,200 2,480
American Tower Corp.  62,400 12,129
AvalonBay
Communities, Inc.  18,927 3,916
Boston Properties, Inc.  19,540 1,203
Camden Property Trust  14,560 1,589
CBRE Group, Inc. -
Class A * 40,140 3,577
CoStar Group, Inc. * 54,411 4,034
Crown Castle
International Corp.  58,052 5,672
Digital Realty Trust,
Inc.  42,346 6,439
Common Stocks
(99.0%)
Shares/
Par
+
Value
$ (000’s)
Real Estate continued
Equinix, Inc.  12,567 9,508
Equity Residential  46,410 3,218
Essex Property Trust,
Inc.  8,700 2,368
Extra Space Storage,
Inc.  28,518 4,432
Federal Realty
Investment Trust  9,945 1,004
Healthpeak Properties,
Inc.  95,935 1,880
Host Hotels & Resorts,
Inc.  93,873 1,688
Invitation Homes, Inc.  77,466 2,780
Iron Mountain, Inc.  39,752 3,563
Kimco Realty Corp.  84,389 1,642
Mid-America Apartment
Communities, Inc.  15,777 2,250
Prologis, Inc.  123,680 13,890
Public Storage  21,356 6,143
Realty Income Corp.  111,322 5,880
Regency Centers Corp.  21,039 1,309
SBA Communications
Corp.  14,563 2,859
Simon Property Group,
Inc.  43,626 6,622
UDR, Inc.  41,020 1,688
Ventas, Inc.  53,862 2,761
VICI Properties, Inc.  138,359 3,963
Welltower, Inc.  79,974 8,337
Weyerhaeuser Co.  98,953 2,809
Total 131,633
Utilities (2.2%)
The AES Corp.  88,598 1,557
Alliant Energy Corp.  34,454 1,754
Ameren Corp.  35,531 2,527
American Electric
Power Co., Inc.  70,100 6,151
American Water Works
Co., Inc.  26,063 3,366
Atmos Energy Corp.  19,735 2,302
CenterPoint Energy,
Inc.  84,494 2,618
CMS Energy Corp.  39,228 2,335
Consolidated Edison,
Inc.  46,123 4,124
Constellation Energy
Corp.  42,164 8,444
Dominion Energy, Inc.  112,011 5,488
DTE Energy Co.  26,492 2,941
Duke Energy Corp.  103,204 10,344
Edison International  50,940 3,658
Entergy Corp.  27,973 2,993
Evergy, Inc.  31,291 1,657
Eversource Energy  46,760 2,652
Exelon Corp.  134,363 4,650
FirstEnergy Corp.  68,794 2,633
NextEra Energy, Inc.  274,636 19,447
NiSource, Inc.  55,036 1,586

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 500 Stock Portfolio
Common Stocks
(99.0%)
Shares/
Par
+
Value
$ (000’s)
Utilities continued
NRG Energy, Inc.  27,884 2,171
PG&E Corp.  285,173 4,979
Pinnacle West Capital
Corp.  15,533 1,186
PPL Corp.  98,647 2,728
Public Service
Enterprise Group,
Inc.  66,703 4,916
Sempra  84,142 6,400
Common Stocks
(99.0%)
Shares/
Par
+
Value
$ (000’s)
Utilities continued
The Southern Co.  145,987 11,324
Vistra Corp.  43,686 3,756
WEC Energy Group,
Inc.  42,513 3,335
Common Stocks
(99.0%)
Shares/
Par
+
Value
$ (000’s)
Utilities continued
Xcel Energy, Inc.  74,342 3,971
Total 137,993
Total Common Stocks
(Cost: $1,820,000) 6,131,631
Total Investments (99.0%)
(Cost: $1,820,000)
@
6,131,631
Other Assets, Less
Liabilities (1.0%) 60,051
Net Assets (100.0%) 6,191,682
Exchange Traded or Centrally Cleared Derivatives
Futures
Issuer
Long/
Short Currency
Notional Par
(000's)
Number
of
Contracts
Expiration
Date
Notional Value
(000's)
Unrealized
Appreciation/
(Depreciation)
(000's)
Variation Margin
(000's)
E-Mini S&P 500 Future Long USD 11 215 9/24 $ 59,356 $ (193) $ (278)
$ (193) $ (278)
Financial Derivative Assets Financial Derivative Liabilities
Variation Margin (000's) Variation Margin (000's)
Market Value
(000's)
Swaps Futures Total Swaps Futures Total Options
Total Exchange-Traded or
Centrally Cleared Derivatives
$ – $ – $ – $ – $ (278) $ (278) $ –
+ All par is stated in U.S. Dollar unless otherwise noted.
* Non income producing
@ At June 30, 2024, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $1,820,000 and the net unrealized appreciation of investments based on that cost was $4,311,438 which is comprised of $4,409,299 aggregate gross unrealized appreciation and $97,861 aggregate gross unrealized depreciation.  Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to the Financial Statements section in the
Portfolio's most recent annual report.

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 500 Stock Portfolio
The following is a summary of the inputs used in valuing the Portfolio's Investments at June 30, 2024.  See Note 3 for additional information on portfolio valuation.
Valuation Inputs
Description
Level 1 - Quoted
Prices
Level 2 - Other
Significant
Observable Inputs
Level 3
- Significant
Unobservable
Inputs
(Amounts in thousands)
Assets:
Common Stocks $ 6,131,631 $ — $ —
Total Assets:
$ 6,131,631 $ — $ —
Liabilities:
Other Financial Instruments
Ω
Futures (193) — —
Total Liabilities:
$ (193) $ — $ —
Ω
Other financial instruments are derivative instruments such as futures and forward foreign currency contracts, which are valued at the unrealized appreciation
(depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Schedule of Investments
June 30, 2024 (unaudited)
The Accompanying Notes are an Integral Part of the Financial Statements.

Large Company Value Portfolio
Common Stocks
( 98.0% )
Shares/
Par
+
Value
$ (000's)
Communication Services (3.2%)
BCE, Inc.  22,366 725
Verizon
Communications, Inc.  66,129 2,727
The Walt Disney Co.  13,530 1,343
Total 4,795
Consumer Discretionary (1.2%)
Aptiv PLC * 12,117 853
General Motors Co.  21,405 995
Total 1,848
Consumer Staples (13.1%)
Colgate-Palmolive Co.  15,289 1,484
Conagra Brands, Inc.  56,575 1,608
Dollar Tree, Inc. * 15,284 1,632
General Mills, Inc.  23,293 1,473
Heineken Holding NV  19,998 1,574
Kenvue, Inc.  146,482 2,663
Kimberly-Clark Corp.  20,387 2,817
Koninklijke Ahold
Delhaize NV  25,166 743
Mondelez International,
Inc.  22,305 1,460
Pernod Ricard SA  10,806 1,471
Unilever PLC, ADR  46,291 2,545
Total 19,470
Energy (8.1%)
Baker Hughes Co.  48,929 1,721
Chevron Corp.  4,792 750
Coterra Energy, Inc.  42,074 1,122
Enterprise Products
Partners LP  67,868 1,967
Exxon Mobil Corp.  33,230 3,825
Shell PLC  48,447 1,741
TotalEnergies SE, ADR  13,444 896
Total 12,022
Financials (19.2%)
The Allstate Corp.  15,182 2,424
The Bank of New York
Mellon Corp.  54,661 3,274
Berkshire Hathaway,
Inc. - Class B * 7,001 2,848
BlackRock, Inc.  3,003 2,364
The Charles Schwab
Corp.  37,740 2,781
Chubb, Ltd.  2,993 763
JPMorgan Chase & Co.  23,456 4,744
MetLife, Inc.  11,870 833
Northern Trust Corp.  14,869 1,249
Truist Financial Corp.  69,452 2,698
U.S. Bancorp  63,970 2,540
Common Stocks
(98.0%)
Shares/
Par
+
Value
$ (000’s)
Financials continued
Willis Towers Watson
PLC  7,328 1,921
Total 28,439
Health Care (21.4%)
Becton Dickinson and
Co.  7,921 1,851
CVS Health Corp.  24,172 1,427
Henry Schein, Inc. * 33,762 2,164
Johnson & Johnson  45,646 6,672
Medtronic PLC  79,977 6,295
Merck & Co., Inc.  5,633 697
Quest Diagnostics, Inc.  13,440 1,840
Roche Holding AG  6,394 1,774
UnitedHealth Group,
Inc.  3,705 1,887
Universal Health
Services, Inc.
- Class  B  10,045 1,858
Zimmer Biomet
Holdings, Inc.  49,053 5,324
Total 31,789
Industrials (11.1%)
Dover Corp.  4,669 842
Emerson Electric Co.  11,619 1,280
Johnson Controls
International PLC  15,870 1,055
MSC Industrial Direct
Co., Inc.  16,930 1,343
Norfolk Southern Corp.  15,844 3,401
Oshkosh Corp.  9,238 1,000
RTX Corp.  23,586 2,368
Siemens AG  4,208 783
Southwest Airlines Co.  32,515 930
United Parcel Service,
Inc. - Class B  24,836 3,399
Total 16,401
Information Technology (9.2%)
Amdocs, Ltd.  19,933 1,573
Analog Devices, Inc.  13,054 2,980
Automatic Data
Processing, Inc.  3,062 731
Cisco Systems, Inc.  52,431 2,491
Cognizant Technology
Solutions Corp.  11,942 812
F5, Inc. * 16,030 2,761
ON Semiconductor
Corp. * 11,034 756
TE Connectivity, Ltd.  9,934 1,494
Total 13,598
Common Stocks
(98.0%)
Shares/
Par
+
Value
$ (000’s)
Materials (3.5%)
Akzo Nobel NV  13,381 814
CRH PLC  20,519 1,538
Packaging Corp. of
America  10,457 1,909
Sonoco Products Co.  17,057 865
Total 5,126
Real Estate (1.5%)
American Tower Corp.  6,513 1,266
Realty Income Corp.  17,597 930
Total 2,196
Utilities (6.5%)
Duke Energy Corp.  37,487 3,757
Edison International  24,761 1,778
Eversource Energy  28,703 1,628
Xcel Energy, Inc.  46,640 2,491
Total 9,654
Total Common Stocks
(Cost: $142,864) 145,338
Total Investments (98.0%)
(Cost: $142,864)
@
145,338
Other Assets, Less
Liabilities (2.0%) 3,040
Net Assets (100.0%) 148,378

The Accompanying Notes are an Integral Part of the Financial Statements.

Large Company Value Portfolio
Over the Counter Derivatives
Forward Foreign Currency Contracts
Type       Counterparty Currency
Foreign Principal
Amount
Covered by
Contract (000s)
USD Principal
Amount
Covered by
Contract (000's)
Settlement
Date
Unrealized
Appreciation
(000's)
Unrealized
(Depreciation)
(000's)
Net
Unrealized
Appreciation/
(Depreciation)
(000's)
Sell       Bank of America NA CAD 853 625 9/27/24 $ 1 $ — $ 1
Buy       Morgan Stanley Capital Services
LLC
CHF 60 67 9/27/24 — —π —π
Sell       Bank of America NA CHF 1,416 1,593 9/27/24 10 — 10
Sell       Bank of America NA EUR 5,089 5,473 9/27/24 11 — 11
Sell       Bank of America NA GBP 2,884 3,648 9/27/24 7 — 7
$ 29 $ —π $ 29
Financial Derivative Assets (000's) Financial Derivative Liabilities (000's)
Forward
Foreign
Currency
Contracts Swaps Total
Forward
Foreign
Currency
Contracts Options Swaps Total
Total Over the Counter
Derivatives
$ 29 — $ 29 — π — — — π
+ All par is stated in U.S. Dollar unless otherwise noted.
* Non income producing
@ At June 30, 2024, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $142,864 and the net unrealized appreciation of investments based on that cost was $2,503 which is comprised of $11,980 aggregate gross unrealized appreciation and
$9,477 aggregate gross unrealized depreciation.  Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio's most recent annual report.
π Amount is less than one thousand.
The following is a summary of the inputs used in valuing the Portfolio's Investments at June 30, 2024.  See Note 3 for additional information on portfolio valuation.
Valuation Inputs
Description
Level 1 - Quoted
Prices
Level 2 - Other
Significant
Observable Inputs
Level 3
- Significant
Unobservable
Inputs
(Amounts in thousands)
Assets:
Common Stocks
Consumer Staples $ 15,682 $ 3,788 $ —
Energy 10,281 1,741 —
Health Care 30,015 1,774 —
Industrials 15,618 783 —
Materials 4,312 814 —
All Others 60,530 — —
Other Financial Instruments
Ω
Forward Foreign Currency Contracts — 29 —
Total Assets:
$ 136,438 $ 8,929 $ —
Liabilities:
Other Financial Instruments
Ω
Forward Foreign Currency Contracts — —π —
Total Liabilities:
$ — $ —π $ —
Ω
Other financial instruments are derivative instruments such as futures and forward foreign currency contracts, which are valued at the unrealized appreciation
(depreciation) on the instrum ent, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Schedule of Investments
June 30, 2024 (unaudited)
The Accompanying Notes are an Integral Part of the Financial Statements.

Domestic Equity Portfolio
Common Stocks
( 98 .6% )
Shares/
Par
+
Value
$ (000's)
Communication Services ( 6 .0% )
Verizon
Communications, Inc.  797,600 32,893
The Walt Disney Co.  299,436 29,731
Total 62,624
Consumer Discretionary ( 9 .3% )
Genuine Parts Co.  199,734 27,627
Lowe's Companies,
Inc.  139,600 30,776
The TJX Cos., Inc.  348,300 38,348
Total 96,751
Consumer Staples ( 7 .9% )
Conagra Brands, Inc.  989,433 28,120
Dollar Tree, Inc. * 240,500 25,678
The Hershey Co.  156,668 28,800
Total 82,598
Energy ( 5 .9% )
Chevron Corp.  197,000 30,815
Exxon Mobil Corp.  267,300 30,771
Total 61,586
Common Stocks
(98.6%)
Shares/
Par
+
Value
$ (000’s)
Financials ( 15 .2% )
The Allstate Corp.  184,605 29,474
Fidelity National
Information Services,
Inc.  451,627 34,035
The Travelers Cos.,
Inc.  151,449 30,796
Truist Financial Corp.  841,400 32,688
U.S. Bancorp  780,700 30,994
Total 157,987
Health Care ( 16 .7% )
Baxter International,
Inc.  793,200 26,532
Cigna Group  91,703 30,314
CVS Health Corp.  444,100 26,229
Hologic, Inc. * 423,488 31,444
Johnson & Johnson  198,000 28,940
Merck & Co., Inc.  247,700 30,665
Total 174,124
Industrials ( 12 .5% )
Dover Corp.  179,042 32,308
Honeywell
International, Inc.  171,060 36,528
Jacobs Solutions, Inc.  223,730 31,257
Northrop Grumman
Corp.  68,300 29,776
Total 129,869
Common Stocks
(98.6%)
Shares/
Par
+
Value
$ (000’s)
Information Technology ( 15 .5% )
Cisco Systems, Inc.  602,900 28,644
Cognizant Technology
Solutions Corp.  434,718 29,561
Motorola Solutions, Inc.  92,700 35,787
Oracle Corp.  272,800 38,519
Teledyne Technologies,
Inc. * 72,818 28,252
Total 160,763
Materials ( 3 .4% )
DuPont de Nemours,
Inc.  436,184 35,108
Total 35,108
Real Estate ( 3 .0% )
Equity Residential  446,995 30,995
Total 30,995
Utilities ( 3 .2% )
Duke Energy Corp.  328,300 32,906
Total 32,906
Total Common Stocks
(Cost: $912,287) 1,025,311
Total Investments (98.6%)
(Cost: $912,287)
@
1,025,311
Other Assets, Less
Liabilities (1.4%) 14,104
Net Assets (100.0%) 1,039,415
+ All par is stated in U.S. Dollar unless otherwise noted.
* Non income producing
@ At June 30, 2024, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $912,287 and the net unrealized appreciation of investments based on that cost was $113,024 which is comprised of $167,944 aggregate gross unrealized appreciation and $54,920 aggregate gross unrealized depreciation.  Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to the Financial Statements section in the
Portfolio's most recent annual report.
The following is a summary of the inputs used in valuing the Portfolio's Investments at June 30, 2024.  See Note 3 for additional information on portfolio valuation.
Valuation Inputs
Description
Level 1 - Quoted
Prices
Level 2 - Other
Significant
Observable Inputs
Level 3
- Significant
Unobservable
Inputs
(Amounts in thousands)
Assets:
Common Stocks $ 1,025,311 $ — $ —
Total Assets:
$ 1,025,311 $ — $ —

Schedule of Investments
June 30, 2024 (unaudited)
The Accompanying Notes are an Integral Part of the Financial Statements.

Equity Income Portfolio
Common Stocks
( 98 .6% )
Shares/
Par
+
Value
$ (000's)
Communication Services ( 4 .5% )
AT&T, Inc.  43,363 829
Comcast Corp. -
Class A  109,444 4,286
News Corp. - Class A  566,077 15,607
News Corp. - Class B  47,702 1,354
Verizon
Communications, Inc.  60,725 2,504
The Walt Disney Co.  80,899 8,032
Total 32,612
Consumer Discretionary ( 3 .0% )
Dr. Ing. h.c. F. Porsche
AG - Preference
Shares  45,624 3,392
Kohl's Corp.  115,247 2,650
Las Vegas Sands Corp.  156,415 6,921
Mattel, Inc. * 198,959 3,235
The TJX Cos., Inc.  22,281 2,453
Volkswagen AG, ADR  315,377 3,547
Total 22,198
Consumer Staples ( 8 .6% )
Colgate-Palmolive Co.  59,500 5,774
Conagra Brands, Inc.  231,009 6,565
Dollar General Corp.  20,200 2,671
Kenvue, Inc.  473,594 8,610
Kimberly-Clark Corp.  86,611 11,970
Mondelez International,
Inc.  9,500 622
Philip Morris
International, Inc.  115,026 11,655
Tyson Foods, Inc. -
Class A  110,438 6,310
Walmart, Inc.  123,436 8,358
Total 62,535
Energy ( 8 .9% )
Baker Hughes Co.  98,500 3,464
Chevron Corp.  9,199 1,439
ConocoPhillips  22,300 2,551
Enbridge, Inc.  100,935 3,592
EOG Resources, Inc.  35,323 4,446
EQT Corp.  128,900 4,767
Exxon Mobil Corp.  104,735 12,057
Hess Corp.  14,000 2,065
Marathon Oil Corp.  65,700 1,884
Suncor Energy, Inc.  142,500 5,429
TC Energy Corp.  75,993 2,880
TotalEnergies SE, ADR  246,489 16,436
The Williams Cos., Inc.  86,700 3,685
Total 64,695
Common Stocks
(98.6%)
Shares/
Par
+
Value
$ (000’s)
Financials ( 20 .5% )
American International
Group, Inc.  191,211 14,195
Apollo Global
Management, Inc.  16,764 1,979
Bank of America Corp.  83,599 3,325
The Bank of New York
Mellon Corp.  20,000 1,198
The Charles Schwab
Corp.  163,327 12,036
Chubb, Ltd.  56,007 14,286
Citigroup, Inc.  141,011 8,949
Equitable Holdings, Inc.  251,290 10,268
Fifth Third Bancorp  177,573 6,480
The Goldman Sachs
Group, Inc.  4,880 2,207
The Hartford Financial
Services Group, Inc.  93,964 9,447
Huntington
Bancshares, Inc.  592,371 7,807
JPMorgan Chase & Co.  51,159 10,347
Loews Corp.  97,620 7,296
MetLife, Inc.  190,472 13,369
Morgan Stanley  24,558 2,387
U.S. Bancorp  163,088 6,475
Wells Fargo & Co.  284,454 16,894
Total 148,945
Health Care ( 16 .5% )
AbbVie, Inc.  20,384 3,496
AstraZeneca PLC, ADR  81,661 6,369
Becton Dickinson and
Co.  53,226 12,439
Biogen, Inc. * 10,003 2,319
Bristol-Myers Squibb
Co.  75,300 3,127
Cardinal Health, Inc.  10,075 991
Centene Corp. * 23,849 1,581
Cigna Group  24,381 8,060
CVS Health Corp.  112,711 6,657
Elevance Health, Inc.  35,608 19,294
GE HealthCare
Technologies, Inc.  27,232 2,122
Humana, Inc.  3,900 1,457
Johnson & Johnson  53,768 7,859
Medtronic PLC  82,760 6,514
Merck & Co., Inc.  12,405 1,536
Pfizer, Inc.  132,492 3,707
Sanofi SA, ADR  105,209 5,105
UnitedHealth Group,
Inc.  21,600 11,000
Viatris, Inc.  464,900 4,942
Zimmer Biomet
Holdings, Inc.  101,553 11,021
Total 119,596
Common Stocks
(98.6%)
Shares/
Par
+
Value
$ (000’s)
Industrials ( 12 .5% )
3M Co.  19,516 1,994
The Boeing Co. * 47,437 8,634
CSX Corp.  34,900 1,168
Cummins, Inc.  13,967 3,868
GE Vernova, Inc. * 25,999 4,459
General Electric Co.  82,596 13,130
Honeywell
International, Inc.  17,300 3,694
L3Harris Technologies,
Inc.  57,672 12,952
Norfolk Southern Corp.  18,200 3,907
Siemens AG, ADR  97,485 9,091
Southwest Airlines Co.  212,200 6,071
Stanley Black &
Decker, Inc.  112,095 8,955
Stericycle, Inc. * 39,613 2,303
Union Pacific Corp.  13,200 2,987
United Parcel Service,
Inc. - Class B  54,076 7,400
Total 90,613
Information Technology ( 11 .1% )
Accenture PLC
- Class A  16,700 5,067
Advanced Micro
Devices, Inc. * 3,700 600
Applied Materials, Inc.  45,871 10,825
Cisco Systems, Inc.  43,219 2,053
Fiserv, Inc. * 49,747 7,414
Intel Corp.  101,200 3,134
Microsoft Corp.  27,050 12,090
QUALCOMM, Inc.  86,883 17,305
Salesforce, Inc.  3,900 1,003
Samsung Electronics
Co., Ltd.  130,289 7,657
TE Connectivity, Ltd.  45,673 6,871
Texas Instruments, Inc.  36,216 7,045
Total 81,064
Materials ( 3 .0% )
CF Industries Holdings,
Inc.  153,121 11,350
International Paper Co.  235,579 10,165
Total 21,515
Real Estate ( 4 .2% )
Equity Residential  157,972 10,954
Rayonier, Inc.  183,920 5,350
Rexford Industrial
Realty, Inc.  81,944 3,654
Vornado Realty Trust  11,300 297
Weyerhaeuser Co.  354,320 10,059
Total 30,314

The Accompanying Notes are an Integral Part of the Financial Statements.

Equity Income Portfolio
Common Stocks
(98.6%)
Shares/
Par
+
Value
$ (000’s)
Utilities ( 5 .8% )
Ameren Corp.  85,718 6,095
Dominion Energy, Inc.  156,025 7,645
NextEra Energy, Inc.  75,509 5,347
NiSource, Inc.  42,785 1,233
PG&E Corp.  59,424 1,038
Sempra  69,590 5,293
The Southern Co.  203,755 15,805
Total 42,456
Total Common Stocks
(Cost: $552,166) 716,543
Convertible Preferred
Stocks ( 0 .2% )
Utilities ( 0 .2% )
NextEra Energy, Inc.,
6.926% 8/28/25 28,779 1,194
Total 1,194
Total Convertible Preferred
Stocks (Cost: $1,403) 1,194
Total Investments (98.8%)
(Cost: $553,569)
@
717,737
Other Assets, Less
Liabilities (1.2%) 8,592
Net Assets (100.0%) 726,329
+ All par is stated in U.S. Dollar unless otherwise noted.
* Non income producing
@ At June 30, 2024, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $553,569 and the net unrealized appreciation of investments based on that cost was $164,168 which is comprised of $188,940 aggregate gross unrealized appreciation and $24,772 aggregate gross unrealized depreciation.  Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to the Financial Statements section in the
Portfolio's most recent annual report.
The following is a summary of the inputs used in valuing the Portfolio's Investments at June 30, 2024.  See Note 3 for additional information on portfolio valuation.
Valuation Inputs
Description
Level 1 - Quoted
Prices
Level 2 - Other
Significant
Observable Inputs
Level 3
- Significant
Unobservable
Inputs
(Amounts in thousands)
Assets:
Common Stocks
Consumer Discretionary $ 18,806 $ 3,392 $ —
Information Technology 73,407 7,657 —
All Others 613,281 — —
Convertible Preferred Stocks 1,194 — —
Total Assets:
$ 706,688 $ 11,049 $ —

Schedule of Investments
June 30, 2024 (unaudited)
The Accompanying Notes are an Integral Part of the Financial Statements.

Mid Cap Growth Stock Portfolio
Common Stocks
( 100.0% )
Shares/
Par
+
Value
$ (000's)
Communication Services (2.5%)
Pinterest, Inc.
- Class A * 414,778 18,280
The Trade Desk, Inc. * 71,099 6,944
Total 25,224
Consumer Discretionary (14.7%)
CarMax, Inc. * 114,101 8,368
Choice Hotels
International, Inc.  83,334 9,917
Deckers Outdoor
Corp. * 15,234 14,746
Domino's Pizza, Inc.  18,376 9,488
DoorDash, Inc.
- Class  A * 88,800 9,660
DraftKings, Inc.
- Class A * 600,832 22,934
Floor & Decor
Holdings, Inc. * 80,891 8,041
Gentex Corp.  261,776 8,824
Hyatt Hotels Corp. -
Class A  86,123 13,084
NVR, Inc. * 2,510 19,047
O'Reilly Automotive,
Inc. * 9,378 9,904
Valvoline, Inc. * 361,797 15,629
Total 149,642
Consumer Staples (3.1%)
Celsius Holdings, Inc. * 145,488 8,306
e.l.f. Beauty, Inc. * 74,917 15,786
Post Holdings, Inc. * 67,776 7,060
Total 31,152
Energy (3.8%)
Antero Resources
Corp. * 239,528 7,816
EQT Corp.  201,657 7,457
Targa Resources Corp.  184,360 23,742
Total 39,015
Financials (11.3%)
Credit Acceptance
Corp. * 32,718 16,839
Hamilton Lane, Inc. -
Class A  96,946 11,980
M&T Bank Corp.  37,485 5,674
Markel Corp. * 10,386 16,365
Morningstar, Inc.  46,288 13,694
Rocket Companies,
Inc. * 361,819 4,957
Tradeweb Markets, Inc.
- Class A  156,233 16,561
W.R. Berkley Corp.  49,654 3,902
WEX, Inc. * 115,582 20,474
Common Stocks
(100.0%)
Shares/
Par
+
Value
$ (000’s)
Financials continued
White Mountains
Insurance Group,
Ltd.  2,191 3,982
Total 114,428
Health Care (18.3%)
Acadia Healthcare Co.,
Inc. * 149,055 10,067
Agilon Health, Inc. * 845,001 5,526
Apellis
Pharmaceuticals,
Inc. * 311,351 11,943
Bio-Techne Corp.  108,414 7,768
Dexcom, Inc. * 177,084 20,078
Exact Sciences Corp. * 319,844 13,513
ICON PLC * 32,616 10,224
Inspire Medical
Systems, Inc. * 86,758 11,611
Mettler-Toledo
International, Inc. * 8,238 11,513
Molina Healthcare,
Inc. * 31,291 9,303
Neurocrine
Biosciences, Inc. * 55,986 7,708
PTC Therapeutics,
Inc. * 305,447 9,341
Repligen Corp. * 31,850 4,015
Sarepta Therapeutics,
Inc. * 25,894 4,091
Ultragenyx
Pharmaceutical,
Inc. * 246,032 10,112
United Therapeutics
Corp. * 28,336 9,027
Veeva Systems, Inc. -
Class A * 100,672 18,424
Waters Corp. * 38,101 11,054
Total 185,318
Industrials (16.0%)
Acuity Brands, Inc.  20,051 4,841
AMERCO  126,210 7,575
Axon Enterprise, Inc. * 34,379 10,116
Copart, Inc. * 131,519 7,123
Dayforce, Inc. * 197,877 9,815
Expeditors International
of Washington, Inc.  129,246 16,129
Fortive Corp.  111,119 8,234
Graco, Inc.  170,801 13,541
IDEX Corp.  49,373 9,934
Ingersoll-Rand, Inc.  113,343 10,296
Lennox International,
Inc.  28,245 15,110
Lincoln Electric
Holdings, Inc.  27,041 5,101
Common Stocks
(100.0%)
Shares/
Par
+
Value
$ (000’s)
Industrials continued
Rollins, Inc.  144,637 7,057
Saia, Inc. * 17,006 8,066
Vertiv Holdings Co.  90,209 7,809
Watsco, Inc.  22,503 10,424
Westinghouse Air
Brake Technologies
Corp.  73,519 11,620
Total 162,791
Information Technology (25.4%)
Atlassian Corp.
- Class A * 5,302 938
CDW Corp.  22,430 5,021
CyberArk Software,
Ltd. * 87,019 23,793
Datadog, Inc.
- Class  A * 218,820 28,379
Dynatrace, Inc. * 214,148 9,581
Enphase Energy, Inc. * 41,000 4,088
Entegris, Inc.  92,428 12,515
Fair Isaac Corp. * 12,389 18,443
Flex, Ltd. * 166,951 4,923
HubSpot, Inc. * 26,031 15,353
Informatica, Inc.
- Class A * 576,382 17,799
Lattice Semiconductor
Corp. * 123,337 7,152
MKS Instruments, Inc.  129,294 16,883
MongoDB, Inc. * 67,651 16,910
Monolithic Power
Systems, Inc.  27,847 22,881
Onto Innovation, Inc. * 52,471 11,521
PTC, Inc. * 112,739 20,481
Rambus, Inc. * 149,239 8,769
Tyler Technologies,
Inc. * 13,079 6,576
Unity Software, Inc. * 252,716 4,109
VeriSign, Inc. * 11,386 2,024
Total 258,139
Materials (1.0%)
Ball Corp.  59,424 3,566
Element Solutions, Inc.  149,404 4,052
FMC Corp.  47,140 2,713
Total 10,331
Real Estate (1.1%)
Lamar Advertising Co. -
Class A  91,533 10,941
Total 10,941

The Accompanying Notes are an Integral Part of the Financial Statements.

Mid Cap Growth Stock Portfolio
Common Stocks
(100.0%)
Shares/
Par
+
Value
$ (000’s)
Utilities (2.8%)
Atmos Energy Corp.  56,521 6,593
NiSource, Inc.  199,144 5,737
Vistra Corp.  180,863 15,551
Total 27,881
Total Common Stocks
(Cost: $871,488) 1,014,862
Total Investments (100.0%)
(Cost: $871,488)
@
1,014,862
Other Assets, Less
Liabilities (0.0%) (64)
Net Assets (100.0%) 1,014,798
+ All par is stated in U.S. Dollar unless otherwise noted.
* Non income producing
@ At June 30, 2024, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $871,488 and the net unrealized appreciation of investments based on that cost was $143,374 which is comprised of $198,860 aggregate gross unrealized appreciation and $55,486 aggregate gross unrealized depreciation.  Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to the Financial Statements section in the
Portfolio's most recent annual report.
The following is a summary of the inputs used in valuing the Portfolio's Investments at June 30, 2024.  See Note 3 for additional information on portfolio valuation.
Valuation Inputs
Description
Level 1 - Quoted
Prices
Level 2 - Other
Significant
Observable Inputs
Level 3
- Significant
Unobservable
Inputs
(Amounts in thousands)
Assets:
Common Stocks $ 1,014,862 $ — $ —
Total Assets:
$ 1,014,862 $ — $ —

Schedule of Investments
June 30, 2024 (unaudited)
The Accompanying Notes are an Integral Part of the Financial Statements.

Index 400 Stock Portfolio
Common Stocks
( 99.0% )
Shares/
Par
+
Value
$ (000's)
Communication Services (1.5%)
Frontier
Communications
Parent, Inc. * 111,128 2,909
Iridium
Communications, Inc.  60,324 1,606
The New York Times
Co. - Class A  81,245 4,160
Nexstar Media Group,
Inc.  15,494 2,572
TEGNA, Inc.  84,264 1,175
TKO Group Holdings,
Inc.  29,264 3,160
Warner Music Group
Corp.  70,346 2,156
Ziff Davis, Inc. * 22,918 1,262
ZoomInfo
Technologies, Inc. * 141,182 1,803
Total 20,803
Consumer Discretionary (14.6%)
Adient PLC * 44,623 1,103
Aramark  130,648 4,445
Autoliv , Inc.  35,978 3,849
AutoNation, Inc. * 12,201 1,945
Boyd Gaming Corp.  33,467 1,844
Brunswick Corp.  33,569 2,443
Burlington Stores, Inc. * 31,727 7,614
Capri Holdings, Ltd. * 57,911 1,916
Carter's, Inc.  18,134 1,124
Choice Hotels
International, Inc.  11,871 1,413
Churchill Downs, Inc.  33,230 4,639
Columbia Sportswear
Co.  16,749 1,324
Crocs, Inc. * 30,157 4,401
Dick's Sporting Goods,
Inc.  28,926 6,215
Duolingo , Inc. * 18,376 3,834
Five Below, Inc. * 27,418 2,988
Floor & Decor
Holdings, Inc. * 53,163 5,285
GameStop Corp. -
Class A * 133,855 3,305
The Gap, Inc.  107,622 2,571
Gentex Corp.  114,854 3,872
The Goodyear Tire &
Rubber Co. * 141,427 1,605
Graham Holdings Co. -
Class B  1,726 1,207
Grand Canyon
Education, Inc. * 14,566 2,038
H&R Block, Inc.  69,318 3,759
Harley-Davidson, Inc.  60,807 2,039
Helen of Troy, Ltd. * 11,829 1,097
Common Stocks
(99.0%)
Shares/
Par
+
Value
$ (000’s)
Consumer Discretionary continued
Hilton Grand Vacations,
Inc. * 34,006 1,375
Hyatt Hotels Corp. -
Class A  22,446 3,410
KB Home  36,529 2,564
Lear Corp.  28,211 3,222
Lithia Motors, Inc. -
Class A  13,614 3,437
Macy's, Inc.  136,688 2,624
Marriott Vacations
Worldwide Corp.  16,246 1,419
Mattel, Inc. * 170,961 2,780
Murphy USA, Inc.  9,366 4,397
Nordstrom, Inc.  48,995 1,040
Ollie's Bargain Outlet
Holdings, Inc. * 30,449 2,989
Penske Automotive
Group, Inc.  9,632 1,435
Planet Fitness, Inc. -
Class A * 43,484 3,200
Polaris, Inc.  26,394 2,067
PVH Corp.  28,125 2,978
RH * 7,645 1,869
Scientific Games Corp.
- Class A * 44,780 4,696
Service Corp.
International  72,341 5,146
Skechers USA, Inc. -
Class A * 65,776 4,546
Taylor Morrison Home
Corp. * 52,542 2,913
Tempur Sealy
International, Inc.  86,257 4,083
Texas Roadhouse, Inc.  33,181 5,697
Thor Industries, Inc.  26,492 2,476
Toll Brothers, Inc.  51,749 5,960
TopBuild Corp. * 15,714 6,054
Travel + Leisure Co.  35,399 1,592
Under Armour , Inc. -
Class A * 94,345 629
Under Armour , Inc. -
Class C * 93,525 611
Vail Resorts, Inc.  18,862 3,398
Valvoline, Inc. * 64,018 2,765
Visteon Corp. * 13,711 1,463
The Wendy's Co.  82,526 1,400
Whirlpool Corp.  27,144 2,774
Williams-Sonoma, Inc.  31,919 9,013
Wingstop , Inc.  14,590 6,167
Wyndham Hotels &
Resorts, Inc.  40,028 2,962
YETI Holdings, Inc. * 42,349 1,616
Total 194,642
Common Stocks
(99.0%)
Shares/
Par
+
Value
$ (000’s)
Consumer Staples (4.6%)
BellRing Brands, Inc. * 64,797 3,702
BJ's Wholesale Club
Holdings, Inc. * 66,055 5,802
The Boston Beer Co.,
Inc. - Class A * 4,543 1,386
Casey's General
Stores, Inc.  18,390 7,017
Celsius Holdings, Inc. * 74,107 4,231
Coca-Cola
Consolidated, Inc.  2,328 2,526
Coty, Inc. - Class A * 181,071 1,814
Darling Ingredients,
Inc. * 79,378 2,917
e.l.f . Beauty, Inc. * 27,575 5,811
Flowers Foods, Inc.  95,439 2,119
Ingredion, Inc.  32,612 3,741
Lancaster Colony Corp.  10,120 1,912
Performance Food
Group Co. * 77,306 5,111
Pilgrim's Pride Corp. * 20,009 770
Post Holdings, Inc. * 24,981 2,602
Sprouts Farmers
Market, Inc. * 49,914 4,176
US Foods Holding
Corp. * 112,370 5,953
Total 61,590
Energy (5.9%)
Antero Midstream
Corp.  169,724 2,502
Antero Resources
Corp. * 145,140 4,736
ChampionX Corp.  94,591 3,141
Chesapeake Energy
Corp.  55,337 4,548
Civitas Resources, Inc.  45,746 3,156
CNX Resources Corp. * 76,141 1,850
DT Midstream, Inc.  48,242 3,427
Equitrans Midstream
Corp.  215,436 2,796
HF Sinclair Corp.  74,463 3,972
Matador Resources
Co.  57,652 3,436
Murphy Oil Corp.  72,000 2,969
NOV, Inc.  196,509 3,736
Oasis Petroleum, Inc.  30,891 5,180
Ovintiv , Inc.  123,660 5,796
PBF Energy, Inc. -
Class A  52,424 2,413
Permian Resources
Corp.  255,151 4,121
Range Resources
Corp.  120,535 4,041
Southwestern Energy
Co. * 547,817 3,687

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 400 Stock Portfolio
Common Stocks
(99.0%)
Shares/
Par
+
Value
$ (000’s)
Energy continued
Texas Pacific Land
Corp.  9,251 6,793
Valaris , Ltd. * 30,938 2,305
Weatherford
International PLC * 36,341 4,450
Total 79,055
Financials (15.7%)
Affiliated Managers
Group, Inc.  15,831 2,473
Ally Financial, Inc.  135,913 5,392
American Financial
Group, Inc.  32,497 3,998
Annaly Capital
Management, Inc.  248,619 4,739
Associated Banc-Corp.  73,641 1,557
Bank OZK  52,408 2,149
Brighthouse Financial,
Inc. * 30,853 1,337
Cadence Bank  90,756 2,567
The Carlyle Group, Inc.  107,266 4,307
CNO Financial Group,
Inc.  53,785 1,491
Columbia Banking
System, Inc.  104,022 2,069
Commerce
Bancshares, Inc.  58,561 3,267
Cullen/Frost Bankers,
Inc.  31,921 3,244
East West Bancorp,
Inc.  69,126 5,062
Equitable Holdings, Inc.  151,883 6,206
Erie Indemnity Co. -
Class A  12,391 4,490
Essent Group, Ltd.  52,998 2,978
Euronet Worldwide,
Inc. * 21,650 2,241
Evercore , Inc. - Class A  17,604 3,669
F.N.B. Corp.  178,721 2,445
Federated Hermes, Inc.  39,876 1,311
Fidelity National
Financial, Inc.  128,955 6,373
First American
Financial Corp.  51,528 2,780
First Financial
Bankshares , Inc.  63,867 1,886
First Horizon Corp.  271,680 4,284
FirstCash Holdings,
Inc.  18,524 1,943
Glacier Bancorp, Inc.  56,330 2,102
Hancock Whitney Corp.  43,038 2,058
The Hanover Insurance
Group, Inc.  17,854 2,240
Home BancShares ,
Inc.  92,557 2,218
Houlihan Lokey , Inc.  26,015 3,508
Interactive Brokers
Group, Inc. - Class A  53,212 6,524
International
Bancshares Corp.  26,565 1,520
Common Stocks
(99.0%)
Shares/
Par
+
Value
$ (000’s)
Financials continued
Janus Henderson
Group PLC  63,774 2,150
Jefferies Financial
Group, Inc.  84,270 4,193
Kemper Corp.  30,060 1,783
Kinsale Capital Group,
Inc.  10,985 4,232
MGIC Investment Corp.  132,442 2,854
Morningstar, Inc.  12,954 3,832
New York Community
Bancorp, Inc.  387,339 1,247
Old National Bancorp  156,898 2,697
Old Republic
International Corp.  125,587 3,881
Pinnacle Financial
Partners, Inc.  38,001 3,042
Primerica, Inc.  17,095 4,044
Prosperity Bancshares,
Inc.  47,660 2,914
Reinsurance Group of
America, Inc.  32,685 6,709
RenaissanceRe
Holdings, Ltd.  26,271 5,872
RLI Corp.  19,985 2,812
Ryan Specialty Group
Holdings, Inc.  50,975 2,952
SEI Investments Co.  49,617 3,210
Selective Insurance
Group, Inc.  30,202 2,834
SLM Corp.  109,151 2,269
SouthState Corp.  37,849 2,892
Starwood Property
Trust, Inc.  149,117 2,824
Stifel Financial Corp.  50,899 4,283
Synovus Financial
Corp.  72,750 2,924
Texas Capital
Bancshares, Inc. * 23,176 1,417
UMB Financial Corp.  21,776 1,817
United Bankshares ,
Inc.  67,002 2,174
Unum Group  88,439 4,520
Valley National
Bancorp  212,489 1,483
Voya Financial, Inc.  50,030 3,560
Webster Financial
Corp.  85,199 3,714
WEX, Inc. * 20,816 3,687
Wintrust Financial
Corp.  30,679 3,024
Zions Bancorp NA  73,353 3,181
Total 209,455
Health Care (9.2%)
Acadia Healthcare Co.,
Inc. * 46,084 3,112
Amedisys , Inc. * 16,206 1,488
Arrowhead
Pharmaceuticals,
Inc. * 61,700 1,604
Common Stocks
(99.0%)
Shares/
Par
+
Value
$ (000’s)
Health Care continued
Azenta , Inc. * 26,785 1,409
BioMarin
Pharmaceutical,
Inc. * 94,330 7,766
Bruker Corp.  48,371 3,087
Chemed Corp.  7,520 4,080
Cytokinetics, Inc. * 56,960 3,086
DENTSPLY SIRONA,
Inc.  103,128 2,569
Doximity , Inc.
- Class A * 60,695 1,698
Encompass Health
Corp.  50,008 4,290
Enovis Corp. * 24,784 1,120
Envista Holdings
Corp. * 85,353 1,419
Exelixis , Inc. * 144,713 3,252
Globus Medical, Inc. -
Class A * 55,951 3,832
Haemonetics Corp. * 25,227 2,087
Halozyme
Therapeutics, Inc. * 63,229 3,311
HealthEquity , Inc. * 43,167 3,721
Illumina, Inc. * 79,138 8,260
Jazz Pharmaceuticals
PLC * 31,317 3,342
Lantheus Holdings,
Inc. * 34,392 2,761
LivaNova PLC * 27,069 1,484
Masimo Corp. * 22,152 2,790
Medpace Holdings,
Inc. * 11,698 4,818
Neogen Corp. * 97,923 1,531
Neurocrine
Biosciences, Inc. * 49,995 6,883
Option Care Health,
Inc. * 86,335 2,391
Penumbra, Inc. * 19,257 3,466
Perrigo Co. PLC  67,709 1,739
Progyny , Inc. * 41,158 1,177
QuidelOrtho Corp. * 24,617 818
R1 RCM, Inc. * 98,313 1,235
Repligen Corp. * 25,814 3,254
Roivant Sciences,
Ltd. * 168,143 1,777
Sarepta Therapeutics,
Inc. * 46,958 7,419
Sotera Health Co. * 62,223 739
Tenet Healthcare
Corp. * 48,527 6,456
United Therapeutics
Corp. * 22,036 7,020
Total 122,291
Industrials (22.1%)
AAON, Inc.  33,874 2,955
Acuity Brands, Inc.  15,151 3,658
Advanced Drainage
Systems, Inc.  33,849 5,429
AECOM  67,625 5,960

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 400 Stock Portfolio
Common Stocks
(99.0%)
Shares/
Par
+
Value
$ (000’s)
Industrials continued
AGCO Corp.  30,771 3,012
Applied Industrial
Technologies, Inc.  19,178 3,721
ASGN, Inc. * 22,804 2,011
Avis Budget Group, Inc.  9,032 944
The Brink's Co.  22,090 2,262
BWX Technologies, Inc.  45,411 4,314
CACI International, Inc.
- Class A * 11,077 4,765
Carlisle Cos., Inc.  23,585 9,557
Chart Industries, Inc. * 20,885 3,015
Clean Harbors, Inc. * 24,921 5,636
Comfort Systems USA,
Inc.  17,690 5,380
Concentrix Corp.  23,279 1,473
Core & Main, Inc. -
Class A * 84,956 4,158
Crane Co.  24,420 3,540
Curtiss-Wright Corp.  19,027 5,156
Donaldson Co., Inc.  59,803 4,279
EMCOR Group, Inc.  23,347 8,523
EnerSys 20,079 2,079
ESAB Corp.  28,215 2,664
ExlService Holdings,
Inc. * 80,710 2,531
Exponent, Inc.  25,174 2,395
Flowserve Corp.  65,402 3,146
Fluor Corp. * 85,047 3,704
Fortune Brands Home
& Security, Inc.  62,137 4,035
FTI Consulting, Inc. * 17,427 3,756
GATX Corp.  17,685 2,341
Genpact , Ltd.  82,271 2,648
Graco , Inc.  84,030 6,662
GXO Logistics, Inc. * 59,336 2,996
Hexcel Corp.  41,290 2,579
Insperity , Inc.  17,695 1,614
ITT, Inc.  40,886 5,282
KBR, Inc.  66,707 4,279
Kirby Corp. * 28,963 3,468
Knight-Swift
Transportation
Holdings, Inc.  80,290 4,008
Landstar System, Inc.  17,768 3,278
Lennox International,
Inc.  15,928 8,521
Lincoln Electric
Holdings, Inc.  28,271 5,333
ManpowerGroup , Inc.  23,704 1,655
MasTec , Inc. * 30,185 3,229
MAXIMUS, Inc.  30,209 2,589
MDU Resources
Group, Inc.  101,284 2,542
The Middleby Corp. * 26,713 3,275
MSA Safety, Inc.  18,392 3,452
MSC Industrial Direct
Co., Inc.  22,655 1,797
NEXTracker , Inc. -
Class A * 61,051 2,862
Common Stocks
(99.0%)
Shares/
Par
+
Value
$ (000’s)
Industrials continued
nVent Electric PLC  82,475 6,318
Oshkosh Corp.  32,491 3,515
Owens Corning  43,051 7,479
Paylocity Holding
Corp. * 21,588 2,846
RB Global, Inc.  91,272 6,970
RBC Bearings, Inc. * 14,426 3,892
Regal Rexnord Corp.  33,046 4,468
Ryder System, Inc.  21,773 2,697
Saia, Inc. * 13,209 6,265
Science Applications
International Corp.  25,471 2,994
Sensata Technologies
Holding PLC  74,884 2,800
Simpson Manufacturing
Co., Inc.  20,944 3,530
Stericycle, Inc. * 46,096 2,680
Terex Corp.  33,433 1,833
Tetra Tech, Inc.  26,578 5,435
The Timken Co.  32,182 2,579
The Toro Co.  51,869 4,850
Trex Co., Inc. * 54,000 4,002
UFP Industries, Inc.  30,681 3,436
Valmont Industries, Inc.  10,031 2,753
Watsco , Inc.  15,903 7,367
Watts Water
Technologies, Inc. -
Class A  13,618 2,497
WESCO International,
Inc.  21,716 3,442
Woodward, Inc.  30,265 5,278
XPO Logistics, Inc. * 57,791 6,134
Total 294,528
Information Technology (9.4%)
Allegro Microsystems,
Inc. * 35,488 1,002
Altair Engineering, Inc.
- Class A * 28,292 2,775
Amkor Technology, Inc.  51,365 2,056
AppFolio , Inc.
- Class A * 10,427 2,550
Arrow Electronics,
Inc. * 26,446 3,194
Aspen Technology,
Inc. * 13,843 2,750
Avnet, Inc.  44,906 2,312
Belden, Inc.  20,209 1,896
Blackbaud , Inc. * 20,082 1,530
Ciena Corp. * 71,836 3,461
Cirrus Logic, Inc. * 26,795 3,421
Cognex Corp.  85,281 3,988
Coherent Corp. * 65,895 4,775
CommVault Systems,
Inc. * 21,565 2,622
Crane Holdings Co.  24,121 1,481
Dolby Laboratories,
Inc. - Class A  29,690 2,352
Common Stocks
(99.0%)
Shares/
Par
+
Value
$ (000’s)
Information Technology continued
Dropbox, Inc.
- Class A * 120,055 2,698
Dynatrace , Inc. * 119,507 5,347
IPG Photonics Corp. * 14,263 1,204
Kyndryl Holdings, Inc. * 114,312 3,007
Lattice Semiconductor
Corp. * 68,332 3,962
Littelfuse , Inc.  12,313 3,147
Lumentum Holdings,
Inc. * 33,580 1,710
MACOM Technology
Solutions Holdings,
Inc. * 27,224 3,035
Manhattan Associates,
Inc. * 30,589 7,546
MKS Instruments, Inc.  31,379 4,097
Novanta , Inc. * 17,832 2,908
Onto Innovation, Inc. * 24,480 5,375
Power Integrations, Inc.  28,200 1,979
Pure Storage, Inc. * 151,814 9,748
Qualys , Inc. * 18,353 2,617
Rambus, Inc. * 53,546 3,146
Silicon Laboratories,
Inc. * 15,858 1,754
Synaptics , Inc. * 19,622 1,731
TD SYNNEX Corp.  38,610 4,456
Teradata Corp. * 48,040 1,660
Universal Display Corp.  21,682 4,559
Vishay Intertechnology ,
Inc.  62,174 1,386
Vontier Corp.  76,703 2,930
The Western Union Co.  168,084 2,054
Wolfspeed , Inc. * 62,525 1,423
Total 125,644
Materials (6.5%)
Alcoa Corp.  89,201 3,548
AptarGroup, Inc.  32,922 4,636
Arcadium Lithium
PLC * 512,798 1,723
Ashland Global
Holdings, Inc.  24,903 2,353
Avient Corp.  45,333 1,979
Axalta Coating
Systems, Ltd. * 109,616 3,746
Berry Global Group,
Inc.  56,837 3,345
Cabot Corp.  27,452 2,523
The Chemours Co.  73,966 1,669
Cleveland-Cliffs, Inc. * 236,209 3,635
Commercial Metals Co.  57,481 3,161
Crown Holdings, Inc.  59,274 4,409
Eagle Materials, Inc.  17,114 3,722
Graphic Packaging
Holding Co.  152,673 4,002
Greif, Inc. - Class A  12,776 734
Knife River Corp. * 28,123 1,973
Louisiana-Pacific Corp.  31,689 2,609
MP Materials Corp. * 66,519 847

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 400 Stock Portfolio
Common Stocks
(99.0%)
Shares/
Par
+
Value
$ (000’s)
Materials continued
NewMarket Corp.  3,432 1,769
Olin Corp.  59,326 2,797
Reliance, Inc.  28,529 8,148
Royal Gold, Inc.  32,655 4,087
RPM International, Inc.  63,968 6,888
The Scotts Miracle- Gro
Co.  20,879 1,358
Silgan Holdings, Inc.  40,319 1,707
Sonoco Products Co.  48,820 2,476
United States Steel
Corp.  111,147 4,201
Westlake Corp.  15,968 2,312
Total 86,357
Real Estate (7.0%)
Agree Realty Corp.  49,877 3,089
American Homes 4
Rent - Class A  159,870 5,941
Brixmor Property
Group, Inc.  149,674 3,456
Corporate Office
Properties Trust  55,824 1,397
Cousins Properties,
Inc.  75,533 1,749
CubeSmart LP  111,764 5,048
EastGroup Properties,
Inc.  23,879 4,062
EPR Properties  37,577 1,577
Equity LifeStyle
Properties, Inc.  92,648 6,034
First Industrial Realty
Trust, Inc.  65,746 3,124
Gaming and Leisure
Properties, Inc.  134,934 6,100
Healthcare Realty
Trust, Inc.  188,055 3,099
Independence Realty
Trust, Inc.  111,613 2,092
Jones Lang LaSalle,
Inc. * 23,628 4,850
Kilroy Realty Corp.  53,056 1,654
Kite Realty Group Trust  109,100 2,442
Lamar Advertising Co. -
Class A  43,627 5,215
National Retail
Properties, Inc.  91,080 3,880
National Storage
Affiliates Trust  34,623 1,427
Omega Healthcare
Investors, Inc.  122,753 4,204
Park Hotels & Resorts,
Inc.  104,615 1,567
PotlatchDeltic Corp.  39,496 1,556
Rayonier, Inc.  68,042 1,979
Rexford Industrial
Realty, Inc.  107,999 4,816
Sabra Health Care
REIT, Inc.  114,989 1,771
STAG Industrial, Inc.  90,454 3,262
Vornado Realty Trust  79,486 2,090
Common Stocks
(99.0%)
Shares/
Par
+
Value
$ (000’s)
Real Estate continued
WP Carey, Inc.  108,708 5,984
Total 93,465
Utilities (2.5%)
ALLETE, Inc.  28,660 1,787
Black Hills Corp.  34,417 1,871
Essential Utilities, Inc.  125,013 4,667
IDACORP, Inc.  25,183 2,346
National Fuel Gas Co.  45,666 2,474
New Jersey Resources
Corp.  49,094 2,098
Northwestern Energy
Group, Inc.  30,442 1,524
OGE Energy Corp.  99,628 3,557
ONE Gas, Inc.  27,953 1,785
Ormat Technologies,
Inc.  26,718 1,916
PNM Resources, Inc.  44,812 1,656
Portland General
Electric Co.  51,195 2,214
Southwest Gas
Holdings, Inc.  29,907 2,105
Spire, Inc.  28,687 1,742
UGI Corp.  104,135 2,385
Total 34,127
Total Common Stocks
(Cost: $969,349) 1,321,957
Short-Term
Investments ( 0.1% )
Governments (0.1%)
US Treasury
0.000%, 10/3/24 β 695,000 686
Total 686
Total Short-Term Investments
(Cost: $685) 686
Total Investments (99.1%)
(Cost: $970,034)
@
1,322,643
Other Assets, Less
Liabilities (0.9%) 12,341
Net Assets (100.0%) 1,334,984

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 400 Stock Portfolio
Exchange Traded or Centrally Cleared Derivatives
Futures
Issuer
Long/
Short Currency
Notional Par
(000's)
Number
of
Contracts
Expiration
Date
Notional Value
(000's)
Unrealized
Appreciation/
(Depreciation)
(000's)
Variation Margin
(000's)
E-Mini S&P MidCap 400 Futures Long USD 4 44 9/24 $ 13,016 $ 24 $ 16
$ 24 $ 16
Financial Derivative Assets Financial Derivative Liabilities
Variation Margin (000's) Variation Margin (000's)
Market Value
(000's)
Swaps Futures Total Swaps Futures Total Options
Total Exchange-Traded or
Centrally Cleared Derivatives
$ – $ 16 $ 16 $ – $ – $ – $ –
+ All par is stated in U.S. Dollar unless otherwise noted.
* Non income producing
β Part or all of the security has been pledged as collateral.
@ At June 30, 2024, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $970,034 and the net unrealized appreciation of investments based on that cost was $352,633 which is comprised of $420,630 aggregate gross unrealized appreciation and $67,997 aggregate gross unrealized depreciation.  Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to the Financial Statements section in the
Portfolio's most recent annual report.
The following is a summary of the inputs used in valuing the Portfolio's Investments at June 30, 2024.  See Note 3 for additional information on portfolio valuation.
Valuation Inputs
Description
Level 1 - Quoted
Prices
Level 2 - Other
Significant
Observable Inputs
Level 3
- Significant
Unobservable
Inputs
(Amounts in thousands)
Assets:
Common Stocks $ 1,321,957 $ — $ —
Short-Term Investments — 686 —
Other Financial Instruments
Ω
Futures 24 — —
Total Assets:
$ 1,321,981 $ 686 $ —
Ω
Other financial instruments are derivative instruments such as futures and forward foreign currency contracts, which are valued at the unrealized appreciation
(depreciation) on the instrumen t, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Schedule of Investments
June 30, 2024 (unaudited)
The Accompanying Notes are an Integral Part of the Financial Statements.

Mid Cap Value Portfolio
Common Stocks
( 98.0% )
Shares/
Par
+
Value
$ (000's)
Communication Services (1.5%)
BCE, Inc.  142,305 4,609
Fox Corp. - Class B  93,719 3,001
Omnicom Group, Inc.  17,659 1,584
Total 9,194
Consumer Discretionary (3.7%)
Aptiv PLC * 43,753 3,081
BorgWarner, Inc.  106,264 3,426
Darden Restaurants,
Inc.  22,934 3,471
The Interpublic Group
of Companies, Inc.  251,057 7,303
Mohawk Industries,
Inc. * 34,592 3,929
Sodexo SA  23,988 2,162
Total 23,372
Consumer Staples (11.3%)
Conagra Brands, Inc.  458,853 13,041
Dollar Tree, Inc. * 73,102 7,805
General Mills, Inc.  120,368 7,614
Heineken NV  51,012 4,924
Henkel AG & Co. KGaA
- Preference Shares  53,495 4,767
Kenvue, Inc.  373,419 6,789
Kimberly-Clark Corp.  73,813 10,201
Koninklijke Ahold
Delhaize NV  393,611 11,618
Pernod Ricard SA  26,964 3,669
Total 70,428
Energy (6.0%)
Baker Hughes Co.  232,972 8,194
Coterra Energy, Inc.  167,362 4,463
Enterprise Products
Partners LP  430,122 12,465
EQT Corp.  133,323 4,930
Occidental Petroleum
Corp.  111,838 7,049
Total 37,101
Financials (17.5%)
Aflac, Inc.  33,324 2,976
AllianceBernstein
Holding LP  70,598 2,386
The Allstate Corp.  66,193 10,568
The Bank of New York
Mellon Corp.  233,332 13,974
Commerce
Bancshares, Inc.  108,162 6,033
Equity Residential  95,298 6,608
First Hawaiian, Inc.  161,891 3,361
The Hanover Insurance
Group, Inc.  41,306 5,181
Northern Trust Corp.  140,130 11,768
Common Stocks
(98.0%)
Shares/
Par
+
Value
$ (000’s)
Financials continued
The PNC Financial
Services Group, Inc.  24,094 3,746
Reinsurance Group of
America, Inc.  27,868 5,721
T. Rowe Price Group,
Inc.  67,173 7,746
Truist Financial Corp.  245,867 9,552
U.S. Bancorp  100,017 3,971
Westamerica
Bancorporation  74,918 3,636
Willis Towers Watson
PLC  44,146 11,572
Total 108,799
Health Care (14.8%)
Becton Dickinson and
Co.  24,824 5,802
Cardinal Health, Inc.  80,461 7,911
Cencora, Inc.  7,553 1,702
Centene Corp. * 69,296 4,594
DENTSPLY SIRONA,
Inc.  118,747 2,958
Envista Holdings
Corp. * 190,868 3,174
GE HealthCare
Technologies, Inc.  42,676 3,325
Henry Schein, Inc. * 183,719 11,776
Hologic, Inc. * 75,964 5,640
Labcorp Holdings, Inc.  31,372 6,385
Quest Diagnostics, Inc.  83,600 11,443
Universal Health
Services, Inc.
- Class  B  46,372 8,576
Zimmer Biomet
Holdings, Inc.  173,304 18,809
Total 92,095
Industrials (14.1%)
Atkore, Inc.  14,164 1,911
Beacon Roofing
Supply, Inc. * 72,755 6,584
Bunzl PLC  189,768 7,199
Cie de Saint-Gobain  33,567 2,599
Cummins, Inc.  12,915 3,577
Dover Corp.  9,326 1,683
Emerson Electric Co.  86,732 9,554
Heartland Express, Inc.  28,328 349
Huntington Ingalls
Industries, Inc.  22,132 5,452
Johnson Controls
International PLC  59,255 3,939
MSC Industrial Direct
Co., Inc.  87,696 6,955
Norfolk Southern Corp.  51,763 11,113
Oshkosh Corp.  62,380 6,750
Common Stocks
(98.0%)
Shares/
Par
+
Value
$ (000’s)
Industrials continued
Republic Services, Inc.  15,573 3,026
Southwest Airlines Co.  267,059 7,641
The Timken Co.  38,951 3,121
VINCI SA  63,911 6,723
Total 88,176
Information Technology (7.1%)
Amdocs, Ltd.  91,312 7,206
Cognizant Technology
Solutions Corp.  71,469 4,860
Electronic Arts, Inc.  17,119 2,385
F5, Inc. * 43,805 7,545
HP, Inc.  212,445 7,440
Juniper Networks, Inc.  128,121 4,671
ON Semiconductor
Corp. * 42,875 2,939
TE Connectivity, Ltd.  36,897 5,551
Teradyne, Inc.  11,262 1,670
Total 44,267
Materials (4.2%)
Akzo Nobel NV  87,421 5,315
Amcor PLC  191,184 1,870
CRH PLC  42,994 3,224
Graphic Packaging
Holding Co.  171,841 4,504
Packaging Corp. of
America  35,147 6,416
Sonoco Products Co.  99,617 5,053
Total 26,382
Real Estate (5.8%)
Essex Property Trust,
Inc.  8,565 2,331
Healthpeak Properties,
Inc.  406,078 7,959
Public Storage  22,369 6,435
Realty Income Corp.  178,158 9,410
Regency Centers Corp.  98,155 6,105
VICI Properties, Inc.  137,201 3,930
Total 36,170
Utilities (12.0%)
CMS Energy Corp.  82,408 4,906
Duke Energy Corp.  92,389 9,260
Edison International  159,619 11,462
Evergy, Inc.  136,086 7,208
Eversource Energy  119,924 6,801
Northwestern Energy
Group, Inc.  206,207 10,327
ONE Gas, Inc.  77,783 4,966
Pinnacle West Capital
Corp.  44,785 3,421
Spire, Inc.  96,579 5,865
WEC Energy Group,
Inc.  95,549 7,497

The Accompanying Notes are an Integral Part of the Financial Statements.

Mid Cap Value Portfolio
Common Stocks
(98.0%)
Shares/
Par
+
Value
$ (000’s)
Utilities continued
Xcel Energy, Inc.  58,095 3,103
Total 74,816
Total Common Stocks
(Cost: $621,235) 610,800
Total Investments (98.0%)
(Cost: $621,235)
@
610,800
Other Assets, Less
Liabilities (2.0%) 12,662
Net Assets (100.0%) 623,462
Over the Counter Derivatives
Forward Foreign Currency Contracts
Type       Counterparty Currency
Foreign Principal
Amount
Covered by
Contract (000s)
USD Principal
Amount
Covered by
Contract (000's)
Settlement
Date
Unrealized
Appreciation
(000's)
Unrealized
(Depreciation)
(000's)
Net
Unrealized
Appreciation/
(Depreciation)
(000's)
Sell       Bank of America NA CAD 5,426 3,975 9/27/24 $ 6 $ — $ 6
Buy       Bank of America NA EUR 1,027 1,105 9/27/24 — (1) (1)
Sell       Bank of America NA EUR 34,479 37,079 9/27/24 77 — 77
Sell       Bank of America NA GBP 4,878 6,170 9/27/24 11 — 11
$ 94 $ (1) $ 93
Financial Derivative Assets (000's) Financial Derivative Liabilities (000's)
Forward
Foreign
Currency
Contracts Swaps Total
Forward
Foreign
Currency
Contracts Options Swaps Total
Total Over the Counter
Derivatives
$ 94 — $ 94 $ (1) — — $ (1)
+ All par is stated in U.S. Dollar unless otherwise noted.
* Non income producing
@ At June 30, 2024, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $621,235 and the net unrealized depreciation of investments based on that cost was $10,342 which is comprised of $35,951 aggregate gross unrealized appreciation and $46,293 aggregate gross unrealized depreciation.  Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to the Financial Statements section in the
Portfolio's most recent annual report.

The Accompanying Notes are an Integral Part of the Financial Statements.

Mid Cap Value Portfolio
The following is a summary of the inputs used in valuing the Portfolio's Investments at June 30, 2024.  See Note 3 for additional information on portfolio valuation.
Valuation Inputs
Description
Level 1 - Quoted
Prices
Level 2 - Other
Significant
Observable Inputs
Level 3
- Significant
Unobservable
Inputs
(Amounts in thousands)
Assets:
Common Stocks
Consumer Discretionary $ 21,210 $ 2,162 $ —
Consumer Staples 45,450 24,978 —
Industrials 71,655 16,521 —
Materials 21,067 5,315 —
All Others 402,442 — —
Other Financial Instruments
Ω
Forward Foreign Currency Contracts — 94 —
Total Assets:
$ 561,824 $ 49,070 $ —
Liabilities:
Other Financial Instruments
Ω
Forward Foreign Currency Contracts — (1) —
Total Liabilities:
$ — $ (1) $ —
Ω
Other financial instruments are derivative instruments such as futures and forward foreign currency contracts, which are valued at the unrealized appreciation
(depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Schedule of Investments
June 30, 2024 (unaudited)
The Accompanying Notes are an Integral Part of the Financial Statements.

Small Cap Growth Stock Portfolio
Common Stocks
( 98.1% )
Shares/
Par
+
Value
$ (000's)
Communication Services (0.6%)
Eventbrite, Inc.
- Class A * 417,673 2,021
ZoomInfo
Technologies, Inc. * 194,973 2,490
Total 4,511
Consumer Discretionary (12.2%)
Abercrombie & Fitch
Co. * 39,024 6,940
Boot Barn Holdings,
Inc. * 55,568 7,164
Cavco Industries, Inc. * 12,900 4,466
Century Communities,
Inc.  59,029 4,820
Chewy, Inc. - Class A * 135,692 3,696
Duolingo, Inc. * 18,983 3,961
Etsy, Inc. * 60,158 3,548
European Wax Center,
Inc. - Class A * 334,244 3,319
The Goodyear Tire &
Rubber Co. * 329,449 3,739
Modine Manufacturing
Co. * 54,148 5,425
Patrick Industries, Inc.  20,197 2,192
PVH Corp.  46,172 4,888
SharkNinja, Inc.  65,781 4,944
Smith Douglas Homes
Corp. * 78,495 1,835
VF Corp.  258,578 3,491
Visteon Corp. * 64,868 6,922
Wayfair, Inc. - Class A * 40,975 2,161
Wingstop, Inc.  5,415 2,289
Wyndham Hotels &
Resorts, Inc.  83,831 6,204
YETI Holdings, Inc. * 115,730 4,415
Total 86,419
Consumer Staples (3.5%)
BellRing Brands, Inc. * 100,744 5,757
e.l.f. Beauty, Inc. * 28,428 5,990
Freshpet, Inc. * 60,315 7,804
Inter Parfums, Inc.  43,074 4,998
Total 24,549
Energy (3.8%)
Cactus, Inc. - Class A  79,857 4,212
Gulfport Energy Corp. * 27,767 4,193
Helmerich & Payne,
Inc.  98,303 3,553
Matador Resources
Co.  83,178 4,957
Valaris, Ltd. * 70,783 5,273
Weatherford
International PLC * 40,714 4,985
Total 27,173
Common Stocks
(98.1%)
Shares/
Par
+
Value
$ (000’s)
Financials (6.2%)
Evercore, Inc. - Class A  21,168 4,412
Remitly Global, Inc. * 216,802 2,628
Selective Insurance
Group, Inc.  22,691 2,129
StepStone Group, Inc. -
Class A  168,835 7,748
Stifel Financial Corp.  96,104 8,087
Synovus Financial
Corp.  102,427 4,117
Triumph Financial,
Inc. * 59,986 4,904
WEX, Inc. * 28,045 4,968
White Mountains
Insurance Group,
Ltd.  2,802 5,092
Total 44,085
Health Care (24.3%)
Acadia Healthcare Co.,
Inc. * 70,903 4,789
Akero Therapeutics,
Inc. * 96,068 2,254
Alkermes PLC * 223,691 5,391
Amicus Therapeutics,
Inc. * 304,907 3,025
Apellis
Pharmaceuticals,
Inc. * 55,533 2,130
Apogee Therapeutics,
Inc. * 60,213 2,369
AtriCure, Inc. * 110,647 2,519
Avidity Biosciences,
Inc. * 88,334 3,608
Axsome Therapeutics,
Inc. * 53,018 4,268
Blueprint Medicines
Corp. * 57,732 6,222
BridgeBio Pharma,
Inc. * 62,255 1,577
Celldex Therapeutics,
Inc. * 129,793 4,804
Crinetics
Pharmaceuticals,
Inc. * 136,085 6,095
Cytek Biosciences,
Inc. * 472,978 2,639
Cytokinetics, Inc. * 73,377 3,976
Denali Therapeutics,
Inc. * 101,689 2,361
Disc Medicine Inc. * 38,138 1,719
Encompass Health
Corp.  90,458 7,760
Ensign Group, Inc.  90,749 11,225
Exact Sciences Corp. * 58,632 2,477
Geron Corp. * 1,107,076 4,694
Common Stocks
(98.1%)
Shares/
Par
+
Value
$ (000’s)
Health Care continued
Haemonetics Corp. * 103,804 8,588
HealthEquity, Inc. * 91,577 7,894
Insmed, Inc. * 57,739 3,869
Inspire Medical
Systems, Inc. * 18,156 2,430
Intellia Therapeutics,
Inc. * 32,577 729
Intra-Cellular
Therapies, Inc. * 50,616 3,467
Ionis Pharmaceuticals,
Inc. * 73,127 3,485
iRhythm Technologies,
Inc. * 47,852 5,151
Kymera Therapeutics,
Inc. * 63,533 1,896
Kyverna Therapeutics,
Inc. * 62,283 467
MoonLake 19,830 872
Morphic Holding, Inc. * 62,343 2,124
Nurix Therapeutics,
Inc. * 88,345 1,844
Nuvalent, Inc.
- Class A * 14,522 1,102
Option Care Health,
Inc. * 188,450 5,220
Prothena Corp. PLC * 53,522 1,105
RadNet, Inc. * 135,014 7,955
Revolution Medicines,
Inc. * 132,643 5,148
Rocket
Pharmaceuticals,
Inc. * 120,877 2,602
Savara Inc. * 154,400 622
Structure Therapeutics,
Inc., ADR * 52,352 2,056
TransMedics Group,
Inc. * 31,937 4,810
Twist Bioscience
Corp. * 32,596 1,606
Ultragenyx
Pharmaceutical,
Inc. * 35,126 1,444
Vaxcyte, Inc. * 103,362 7,805
Veracyte, Inc. * 92,778 2,011
Total 172,204
Industrials (19.8%)
Applied Industrial
Technologies, Inc.  51,078 9,909
The AZEK Co., Inc. * 157,667 6,643
Bloom Energy Corp. * 80,043 980
Boise Cascade Co.  30,018 3,579
CACI International, Inc.
- Class A * 14,438 6,210

The Accompanying Notes are an Integral Part of the Financial Statements.

Small Cap Growth Stock Portfolio
Common Stocks
(98.1%)
Shares/
Par
+
Value
$ (000’s)
Industrials continued
Casella Waste
Systems, Inc.
- Class A * 53,288 5,287
Chart Industries, Inc. * 57,236 8,261
Clean Harbors, Inc. * 24,081 5,446
Comfort Systems USA,
Inc.  14,815 4,506
Dayforce, Inc. * 31,088 1,542
Fluor Corp. * 208,853 9,096
FTAI Aviation, Ltd.  153,834 15,880
Hillman Solutions
Corp. * 710,048 6,284
Insperity, Inc.  14,247 1,300
John Bean
Technologies Corp.  66,366 6,303
KBR, Inc.  85,180 5,463
Knight-Swift
Transportation
Holdings, Inc.  71,823 3,585
NEXTracker, Inc. -
Class A * 128,137 6,007
Rush Enterprises, Inc. -
Class A  130,476 5,463
SPX Technologies,
Inc. * 66,673 9,477
Verra Mobility Corp. * 389,935 10,606
WillScot Mobile Mini
Holdings Corp. * 129,173 4,862
Zurn Water Solutions
Corp.  128,715 3,784
Total 140,473
Information Technology (21.1%)
Agilysys, Inc. * 51,389 5,352
Alarm.com Holdings,
Inc. * 65,437 4,158
Altair Engineering, Inc.
- Class A * 68,895 6,757
AppFolio, Inc.
- Class A * 24,625 6,022
Axcelis Technologies,
Inc. * 13,513 1,921
Blackbaud, Inc. * 59,141 4,505
CCC Intelligent
Solutions Holdings,
Inc. * 371,747 4,130
Cirrus Logic, Inc. * 44,021 5,620
Clearwater Analytics
Holdings, Inc. * 164,601 3,048
Credo Technology
Group Holding, Ltd. * 137,063 4,378
DoubleVerify Holdings,
Inc. * 77,719 1,513
Fabrinet * 49,799 12,190
FormFactor, Inc. * 87,690 5,308
Grid Dynamics
Holdings, Inc. * 221,079 2,323
Guidewire Software,
Inc. * 39,849 5,495
Common Stocks
(98.1%)
Shares/
Par
+
Value
$ (000’s)
Information Technology continued
Insight Enterprises,
Inc. * 31,724 6,293
Intapp, Inc. * 135,028 4,951
Jamf Holding Corp. * 237,731 3,923
Littelfuse, Inc.  9,798 2,504
MKS Instruments, Inc.  49,244 6,430
Novanta, Inc. * 28,060 4,577
Onto Innovation, Inc. * 22,329 4,903
Power Integrations, Inc.  75,211 5,279
PowerSchool Holdings,
Inc. - Class A * 129,777 2,906
Rambus, Inc. * 88,510 5,201
SMART Global
Holdings, Inc. * 98,500 2,253
Sprout Social, Inc. -
Class A * 93,460 3,335
SPS Commerce, Inc. * 34,663 6,522
Squarespace, Inc. -
Class A * 187,958 8,201
Varonis Systems, Inc. * 98,404 4,720
Verint Systems, Inc. * 147,709 4,756
Total 149,474
Materials (4.5%)
Allegheny
Technologies, Inc. * 78,975 4,379
Axalta Coating
Systems, Ltd. * 170,838 5,837
Cabot Corp.  99,214 9,117
Commercial Metals Co.  52,968 2,913
FMC Corp.  76,317 4,392
Louisiana-Pacific Corp.  64,644 5,322
Total 31,960
Real Estate (2.1%)
CareTrust REIT, Inc.  200,406 5,030
Phillips Edison & Co.,
Inc.  169,694 5,551
Ryman Hospitality
Properties, Inc.  42,440 4,238
Total 14,819
Total Common Stocks
(Cost: $579,423) 695,667
Investment Companies
( 1.0% )
Shares/
Par
+
Value
$ (000's)
Investment Companies (1.0%)
iShares Russell 2000
Growth ETF  27,127 7,122
Total 7,122
Total Investment Companies
(Cost: $7,123) 7,122
Total Investments (99.1%)
(Cost: $586,546)
@
702,789
Other Assets, Less
Liabilities (0.9%) 6,160
Net Assets (100.0%) 708,949

The Accompanying Notes are an Integral Part of the Financial Statements.

Small Cap Growth Stock Portfolio
+ All par is stated in U.S. Dollar unless otherwise noted.
* Non income producing
@ At June 30, 2024, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $586,546 and the net unrealized appreciation of investments based on that cost was $116,243 which is comprised of $151,026 aggregate gross unrealized appreciation and $34,783 aggregate gross unrealized depreciation.  Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to the Financial Statements section in the
Portfolio's most recent annual report.
The following is a summary of the inputs used in valuing the Portfolio's Investments at June 30, 2024.  See Note 3 for additional information on portfolio valuation.
Valuation Inputs
Description
Level 1 - Quoted
Prices
Level 2 - Other
Significant
Observable Inputs
Level 3
- Significant
Unobservable
Inputs
(Amounts in thousands)
Assets:
Common Stocks $ 695,667 $ — $ —
Investment Companies 7,122 — —
Total Assets:
$ 702,789 $ — $ —

Schedule of Investments
June 30, 2024 (unaudited)
The Accompanying Notes are an Integral Part of the Financial Statements.

Index 600 Stock Portfolio
Common Stocks
( 99.3% )
Shares/
Par
+
Value
$ (000's)
Communication Services (2.8%)
AMC Networks, Inc. -
Class A * 11,440 110
Cable One, Inc.  1,663 589
CarGurus, Inc. * 28,671 751
Cars.com, Inc. * 22,458 442
Cinemark Holdings,
Inc. * 38,976 843
Cogent
Communications
Holdings, Inc.  15,418 870
Consolidated
Communications
Holdings, Inc. * 28,248 124
EchoStar Corp.
- Class A * 44,034 784
Gogo, Inc. * 22,223 214
IAC/InterActiveCorp * 25,520 1,196
John Wiley & Sons,
Inc. - Class A  15,363 625
Lumen Technologies,
Inc. * 370,652 408
Madison Square
Garden Sports
Corp. * 6,099 1,147
QuinStreet, Inc. * 19,631 326
Scholastic Corp.  9,298 330
Shenandoah
Telecommunications
Co.  18,333 299
Shutterstock, Inc.  8,751 339
TechTarget, Inc. * 9,685 302
Telephone and Data
Systems, Inc.  36,011 746
Thryv Holdings, Inc. * 11,684 208
TripAdvisor, Inc. * 39,735 708
Yelp, Inc. * 24,642 911
Total 12,272
Consumer Discretionary (14.2%)
Abercrombie & Fitch
Co. * 18,666 3,320
Academy Sports &
Outdoors, Inc.  26,958 1,436
Adtalem Global
Education, Inc. * 13,737 937
Advance Auto Parts,
Inc.  21,776 1,379
American Axle &
Manufacturing
Holdings, Inc. * 42,909 300
American Eagle
Outfitters, Inc.  67,565 1,349
Asbury Automotive
Group, Inc. * 7,369 1,679
BJ's Restaurants, Inc. * 8,544 296
Common Stocks
(99.3%)
Shares/
Par
+
Value
$ (000’s)
Consumer Discretionary continued
Bloomin' Brands, Inc.  31,595 608
Boot Barn Holdings,
Inc. * 11,105 1,432
Brinker International,
Inc. * 16,253 1,177
The Buckle, Inc.  10,765 398
Caleres, Inc.  12,082 406
Callaway Golf Co. * 51,639 790
Cavco Industries, Inc. * 2,836 982
Century Communities,
Inc.  10,336 844
The Cheesecake
Factory, Inc.  17,127 673
Chuy's Holdings, Inc. * 6,224 161
Cracker Barrel Old
Country Store, Inc.  8,098 341
Dana Holding Corp.  47,147 571
Dave & Buster's
Entertainment, Inc. * 11,782 469
Designer Brands, Inc.
- Class A  16,109 110
Dine Brands Global,
Inc.  5,770 209
Dorman Products,
Inc. * 10,198 933
Ethan Allen Interiors,
Inc.  8,290 231
Foot Locker, Inc.  30,032 748
Fox Factory Holding
Corp. * 15,204 733
Frontdoor, Inc. * 28,417 960
Gentherm, Inc. * 11,562 570
G-III Apparel Group,
Ltd. * 14,621 396
Golden Entertainment,
Inc.  8,132 253
Green Brick Partners,
Inc. * 9,192 526
Group 1 Automotive,
Inc.  4,827 1,435
Guess?, Inc.  10,270 209
Hanesbrands, Inc. * 128,436 633
Haverty Furniture Cos.,
Inc.  5,001 126
Hibbett, Inc.  4,438 387
Installed Building
Products, Inc.  8,575 1,764
Jack in the Box, Inc.  7,084 361
Kohl's Corp.  40,519 932
Kontoor Brands, Inc.  18,152 1,201
La-Z-Boy, Inc.  15,581 581
LCI Industries  9,299 961
Leggett & Platt, Inc.  48,966 561
Leslie's, Inc. * 67,424 282
LGI Homes, Inc. * 7,491 670
Common Stocks
(99.3%)
Shares/
Par
+
Value
$ (000’s)
Consumer Discretionary continued
M/I Homes, Inc. * 10,138 1,238
MarineMax, Inc. * 7,633 247
Meritage Homes Corp.  13,267 2,147
Mister Car Wash, Inc. * 34,108 243
Monarch Casino &
Resort, Inc.  4,800 327
Monro, Inc.  10,880 260
Movado Group, Inc.  5,843 145
National Vision
Holdings, Inc. * 28,702 376
Newell Brands, Inc.  139,549 895
The ODP Corp. * 11,674 458
Oxford Industries, Inc.  5,373 538
Papa John's
International, Inc.  12,047 566
Patrick Industries, Inc.  7,694 835
Penn National Gaming,
Inc. * 54,595 1,057
Perdoceo Education
Corp.  23,965 513
PHINIA, Inc.  16,690 657
Rent-A-Center, Inc.  16,369 503
Sabre Corp. * 139,521 373
Sally Beauty Holdings,
Inc. * 37,825 406
Shake Shack, Inc. -
Class A * 13,755 1,238
Shoe Carnival, Inc.  6,505 240
Signet Jewelers, Ltd.  16,313 1,461
Six Flags
Entertainment Corp. * 26,477 877
Sonic Automotive, Inc. -
Class A  5,414 295
Sonos, Inc. * 44,899 663
Standard Motor
Products, Inc.  7,077 196
Steven Madden, Ltd.  25,204 1,066
Strategic Education,
Inc.  8,010 886
Stride, Inc. * 14,592 1,029
Sturm, Ruger & Co.,
Inc.  6,359 265
TRI Pointe Homes,
Inc. * 34,656 1,291
Urban Outfitters, Inc. * 20,718 850
VF Corp.  120,724 1,630
Victoria's Secret &
Co. * 28,601 505
Vista Outdoor, Inc. * 21,263 801
Winnebago Industries,
Inc.  10,695 580
Wolverine World Wide,
Inc.  29,181 395
Worthington
Enterprises, Inc.  11,178 529

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 600 Stock Portfolio
Common Stocks
(99.3%)
Shares/
Par
+
Value
$ (000’s)
Consumer Discretionary continued
XPEL, Inc. * 7,766 276
Total 62,177
Consumer Staples (3.4%)
The Andersons, Inc.  11,608 576
B&G Foods, Inc.  28,803 233
Calavo Growers, Inc.  6,691 152
Cal-Maine Foods, Inc.  14,868 908
Central Garden & Pet
Co. * 3,547 136
Central Garden & Pet
Co. - Class A * 19,709 651
The Chefs' Warehouse,
Inc. * 12,933 506
Edgewell Personal
Care Co.  18,108 728
Energizer Holdings,
Inc.  24,396 721
Fresh Del Monte
Produce, Inc.  12,219 267
Grocery Outlet Holding
Corp. * 36,482 807
The Hain Celestial
Group, Inc. * 33,659 232
Inter Parfums, Inc.  6,552 760
J & J Snack Foods
Corp.  5,666 920
John B. Sanfilippo &
Son, Inc.  3,292 320
MGP Ingredients, Inc.  5,712 425
National Beverage
Corp.  8,545 438
Nu Skin Enterprises,
Inc.  18,498 195
PriceSmart, Inc.  9,195 746
The Simply Good
Foods Co. * 33,240 1,201
SpartanNash Co.  12,577 236
Tootsie Roll Industries,
Inc.  6,438 197
TreeHouse Foods,
Inc. * 17,487 641
United Natural Foods,
Inc. * 21,707 284
Universal Corp.  8,976 432
USANA Health
Sciences, Inc. * 3,999 181
Vector Group, Ltd.  48,890 517
WD-40 Co.  4,952 1,088
WK Kellogg Co.  24,159 398
Total 14,896
Energy (5.2%)
Archrock, Inc.  50,238 1,016
Bristow Group, Inc. * 8,815 296
Cactus, Inc. - Class A  24,000 1,266
Common Stocks
(99.3%)
Shares/
Par
+
Value
$ (000’s)
Energy continued
California Resources
Corp.  23,439 1,247
Comstock Resources,
Inc.  34,592 359
CONSOL Energy, Inc. * 9,661 986
Core Laboratories, Inc.  17,091 347
CVR Energy, Inc.  10,649 285
Dorian LPG, Ltd.  12,456 523
Dril-Quip, Inc. * 12,866 239
Green Plains, Inc. * 23,608 374
Helix Energy Solutions
Group, Inc. * 52,345 625
Helmerich & Payne,
Inc.  36,059 1,303
Liberty Energy, Inc.  55,394 1,157
Magnolia Oil & Gas
Corp. - Class A  66,081 1,674
Nabors Industries,
Ltd. * 3,332 237
Northern Oil and Gas,
Inc.  33,428 1,242
Oceaneering
International, Inc. * 37,038 876
Par Pacific Holdings,
Inc. * 19,473 492
Patterson-UTI Energy,
Inc.  112,972 1,170
Peabody Energy Corp.  38,599 854
ProPetro Holding
Corp. * 30,102 261
REX American
Resources Corp. * 5,721 261
RPC, Inc.  30,526 191
SM Energy Co.  42,018 1,816
Talos Energy, Inc. * 57,109 694
Tidewater, Inc. * 17,731 1,688
US Silica Holdings,
Inc. * 28,921 447
Vital Energy, Inc. * 9,385 421
World Kinect Corp.  21,891 565
Total 22,912
Financials (18.2%)
Ambac Financial
Group, Inc. * 16,483 211
Ameris Bancorp  23,635 1,190
AMERISAFE, Inc.  6,949 305
Apollo Commercial
Real Estate Finance,
Inc.  47,759 468
Arbor Realty Trust, Inc.  68,855 988
ARMOUR Residential
REIT, Inc.  17,804 345
Artisan Partners Asset
Management, Inc.
- Class A  25,539 1,054
Assured Guaranty, Ltd.  18,888 1,457
Atlantic Union
Bankshares Corp.  32,784 1,077
Axos Financial, Inc. * 18,520 1,058
Common Stocks
(99.3%)
Shares/
Par
+
Value
$ (000’s)
Financials continued
B. Riley Financial, Inc.  6,187 109
Banc of California, Inc.  50,698 648
BancFirst Corp.  5,302 465
The Bancorp, Inc. * 18,909 714
Bank of Hawaii Corp.  14,499 829
BankUnited, Inc.  27,303 799
Banner Corp.  12,576 624
Berkshire Hills
Bancorp, Inc.  15,519 354
BGC Group, Inc.
- Class A  140,237 1,164
Blackstone Mortgage
Trust, Inc.  63,395 1,104
Brightsphere
Investment Group,
Inc.  10,765 239
Brookline Bancorp, Inc.  32,429 271
Capitol Federal
Financial, Inc.  44,870 246
Cathay General
Bancorp  26,589 1,003
Central Pacific
Financial Corp.  10,122 215
City Holding Co.  5,390 573
Cohen & Steers, Inc.  9,617 698
Comerica, Inc.  48,426 2,472
Community Financial
System, Inc.  19,273 910
Customers Bancorp,
Inc. * 10,406 499
CVB Financial Corp.  48,451 835
Dime Community
Bancshares, Inc.  12,721 259
Donnelley Financial
Solutions, Inc. * 9,105 543
Eagle Bancorp, Inc.  11,235 212
Ellington Financial, Inc.  31,062 375
Employers Holdings,
Inc.  9,264 395
Encore Capital Group,
Inc. * 8,616 360
Enova International,
Inc. * 9,908 617
EVERTEC, Inc.  23,533 782
EZCORP, Inc.
- Class A * 19,585 205
FB Financial Corp.  12,869 502
First Bancorp  75,432 1,585
First Commonwealth
Financial Corp.  37,226 514
First Financial Bancorp  34,858 775
First Hawaiian, Inc.  46,685 969
Franklin BSP Realty
Trust, Inc.  29,889 377
Fulton Financial Corp.  66,384 1,127
Genworth Financial,
Inc. * 159,918 966
Goosehead Insurance,
Inc. - Class A * 9,208 529

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 600 Stock Portfolio
Common Stocks
(99.3%)
Shares/
Par
+
Value
$ (000’s)
Financials continued
Green Dot Corp.
- Class A * 17,234 163
Hanmi Financial Corp.  11,343 190
Hannon Armstrong
Sustainable
Infrastructure Capital,
Inc.  41,543 1,230
HCI Group, Inc.  2,679 247
Heritage Financial
Corp.  12,541 226
Hilltop Holdings, Inc.  16,921 529
Hope Bancorp, Inc.  44,024 473
Horace Mann
Educators Corp.  14,967 488
Independent Bank
Corp.  15,509 787
Independent Bank
Group, Inc.  13,148 598
Jackson Financial, Inc.  24,794 1,841
KKR Real Estate
Finance Trust, Inc.  21,846 198
Lakeland Financial
Corp.  9,314 573
Lincoln National Corp.  62,110 1,932
Mercury General Corp.  9,711 516
Meta Financial Group,
Inc.  9,228 522
Moelis & Co. - Class A  25,698 1,461
Mr. Cooper Group,
Inc. * 23,641 1,920
National Bank Holding
Corp.  13,804 539
Navient Corp.  29,411 428
NBT Bancorp, Inc.  17,217 665
NCR Atleos Corp. * 25,207 681
New York Mortgage
Trust, Inc.  33,904 198
NMI Holdings, Inc. * 29,333 998
Northwest Bancshares,
Inc.  46,433 536
OFG Bancorp  17,163 643
Pacific Premier
Bancorp, Inc.  35,218 809
Palomar Holdings,
Inc. * 9,105 739
Park National Corp.  5,249 747
Payoneer Global, Inc. * 92,538 513
PennyMac Mortgage
Investment Trust  31,724 436
Piper Sandler Cos.  5,682 1,308
PJT Partners, Inc. -
Class A  8,060 870
PRA Group, Inc. * 14,357 282
Preferred Bank  4,498 340
ProAssurance Corp. * 18,587 227
PROG Holdings, Inc.  15,770 547
Provident Financial
Services, Inc.  47,666 684
Radian Group, Inc.  54,998 1,710
Common Stocks
(99.3%)
Shares/
Par
+
Value
$ (000’s)
Financials continued
Ready Capital Corp.  56,738 464
Redwood Trust, Inc.  47,999 312
Renasant Corp.  20,567 628
S&T Bancorp, Inc.  13,952 466
Safety Insurance
Group, Inc.  5,424 407
Seacoast Banking
Corp. of Florida  30,738 727
ServisFirst Bancshares,
Inc.  17,920 1,132
Simmons First National
Corp. - Class A  45,826 806
SiriusPoint, Ltd. * 34,064 416
Southside Bancshares,
Inc.  10,476 289
Stellar Bancorp, Inc.  17,210 395
StepStone Group, Inc. -
Class A  19,000 872
Stewart Information
Services Corp.  10,077 626
StoneX Group, Inc. * 9,964 750
Tompkins Financial
Corp.  4,685 229
Triumph Financial,
Inc. * 7,885 645
Trupanion, Inc. * 13,454 396
TrustCo Bank Corp.  7,106 204
Trustmark Corp.  22,351 671
Two Harbors
Investment Corp.  37,801 499
United Community
Banks, Inc.  43,512 1,108
United Fire Group, Inc.  7,691 165
Veritex Holdings, Inc.  19,903 420
Virtu Financial, Inc.
- Class A  32,322 726
Virtus Investment
Partners, Inc.  2,448 553
Walker & Dunlop, Inc.  12,316 1,209
Washington Federal,
Inc.  24,663 705
Westamerica
Bancorporation  9,743 473
WisdomTree
Investments, Inc.  40,783 404
World Acceptance
Corp. * 1,262 156
WSFS Financial Corp.  21,945 1,031
Total 79,694
Health Care (10.3%)
AdaptHealth LLC * 28,534 285
Addus HomeCare
Corp. * 6,458 750
Alkermes PLC * 61,817 1,490
AMN Healthcare
Services, Inc. * 13,881 711
Amphastar
Pharmaceuticals,
Inc. * 14,075 563
Common Stocks
(99.3%)
Shares/
Par
+
Value
$ (000’s)
Health Care continued
ANI Pharmaceuticals,
Inc. * 5,701 363
Arcus Biosciences,
Inc. * 20,289 309
Artivion, Inc. * 14,679 377
Astrana Health, Inc. * 15,461 627
Avanos Medical, Inc. * 16,764 334
BioLife Solutions, Inc. * 13,420 288
Catalyst
Pharmaceuticals,
Inc. * 40,994 635
Certara, Inc. * 39,364 545
Collegium
Pharmaceutical,
Inc. * 11,925 384
CONMED Corp.  11,251 780
Corcept Therapeutics,
Inc. * 33,468 1,087
CorVel Corp. * 3,310 842
Cross Country
Healthcare, Inc. * 11,885 164
Cytek Biosciences,
Inc. * 35,004 195
Dynavax Technologies
Corp. * 47,819 537
Embecta Corp.  21,037 263
Enhabit, Inc. * 18,815 168
Ensign Group, Inc.  20,625 2,551
Fortrea Holdings, Inc. * 32,659 762
Fulgent Genetics, Inc. * 7,694 151
Glaukos Corp. * 18,390 2,176
Harmony Biosciences
Holdings, Inc. * 11,619 351
HealthStream, Inc.  8,930 249
ICU Medical, Inc. * 7,476 888
Inari Medical, Inc. * 18,901 910
Innoviva, Inc. * 20,080 329
Integer Holdings
Corp. * 12,237 1,417
Integra LifeSciences
Holdings Corp. * 25,041 730
Ironwood
Pharmaceuticals,
Inc. * 52,038 339
Krystal Biotech, Inc. * 9,076 1,667
LeMaitre Vascular, Inc.  7,297 600
Ligand
Pharmaceuticals,
Inc. * 6,176 520
MEDNAX, Inc. * 30,134 227
Merit Medical Systems,
Inc. * 21,224 1,824
Mesa Laboratories, Inc.  1,917 166
Myriad Genetics, Inc. * 33,342 816
National HealthCare
Corp.  4,950 537
NeoGenomics, Inc. * 46,652 647

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 600 Stock Portfolio
Common Stocks
(99.3%)
Shares/
Par
+
Value
$ (000’s)
Health Care continued
OmniAb, Inc. -
12.50 Earnout
Consideration *,Æ 2,585 –
OmniAb, Inc. -
15.00 Earnout
Consideration *,Æ 2,585 –
Omnicell, Inc. * 16,766 454
Organon & Co.  93,942 1,945
Owens & Minor, Inc. * 26,775 361
Pacira Biosciences,
Inc. * 17,005 487
Patterson Cos., Inc.  29,125 702
Phibro Animal Health
Corp. - Class A  7,544 127
Premier, Inc. - Class A  38,277 715
Prestige Consumer
Healthcare, Inc. * 18,235 1,255
Privia Health Group,
Inc. * 37,926 659
RadNet, Inc. * 24,287 1,431
REGENXBIO, Inc. * 16,556 194
Schrodinger, Inc. * 20,545 397
Select Medical
Holdings Corp.  38,949 1,366
Simulations Plus, Inc.  5,818 283
STAAR Surgical Co. * 17,944 854
Supernus
Pharmaceuticals,
Inc. * 20,085 537
Tandem Diabetes Care,
Inc. * 23,594 951
UFP Technologies,
Inc. * 2,578 680
US Physical Therapy,
Inc.  5,505 509
Varex Imaging Corp. * 15,249 225
Vericel Corp. * 17,740 814
Vir Biotechnology, Inc. * 32,456 289
Xencor, Inc. * 22,492 426
Total 45,215
Industrials (17.3%)
3D Systems Corp. * 50,575 155
AAR Corp. * 12,099 880
ABM Industries, Inc.  23,117 1,169
Aerovironment, Inc. * 10,212 1,860
Air Lease Corp.  37,834 1,798
Alamo Group, Inc.  3,787 655
Alaska Air Group, Inc. * 46,369 1,873
Albany International
Corp. - Class A  11,400 963
Allegiant Travel Co.  5,398 271
American Woodmark
Corp. * 5,790 455
Apogee Enterprises,
Inc.  8,086 508
ArcBest Corp.  8,560 917
Arcosa, Inc.  17,747 1,480
Armstrong World
Industries, Inc.  15,985 1,810
Common Stocks
(99.3%)
Shares/
Par
+
Value
$ (000’s)
Industrials continued
Astec Industries, Inc.  8,298 246
AZZ, Inc.  10,833 837
Barnes Group, Inc.  18,522 767
Boise Cascade Co.  14,422 1,719
Brady Corp. - Class A  16,362 1,080
CoreCivic, Inc. * 40,646 528
CSG Systems
International, Inc.  10,388 428
Deluxe Corp.  16,090 361
DNOW, Inc. * 39,018 536
DXP Enterprises, Inc. * 4,772 219
Dycom Industries,
Inc. * 10,627 1,793
Encore Wire Corp.  5,768 1,672
Enerpac Tool Group
Corp.  19,821 757
EnPro Industries, Inc.  7,654 1,114
ESCO Technologies,
Inc.  9,409 988
Federal Signal Corp.  22,319 1,867
Forward Air Corp.  11,608 221
Franklin Electric Co.,
Inc.  14,476 1,394
The GEO Group, Inc. * 48,693 699
Gibraltar Industries,
Inc. * 11,133 763
GMS, Inc. * 14,551 1,173
Granite Construction,
Inc.  16,129 1,000
The Greenbrier Cos.,
Inc.  11,372 564
Griffon Corp.  13,578 867
Harsco Corp. * 30,104 260
Hayward Holdings,
Inc. * 46,314 570
Healthcare Services
Group, Inc. * 26,905 285
Heartland Express, Inc.  16,602 205
Heidrick & Struggles
International, Inc.  7,550 238
Hertz Global Holdings,
Inc. * 48,057 170
Hillenbrand, Inc.  25,643 1,026
HNI Corp.  17,279 778
Hub Group, Inc.
- Class A  22,559 971
Insteel Industries, Inc.  7,053 218
Interface, Inc.  21,228 312
JetBlue Airways Corp. * 124,148 756
John Bean
Technologies Corp.  11,629 1,104
KAR Auction Services,
Inc. * 39,572 657
Kelly Services, Inc. -
Class A  11,957 256
Kennametal, Inc.  28,738 677
Korn Ferry  19,062 1,280
Lindsay Corp.  4,032 495
Common Stocks
(99.3%)
Shares/
Par
+
Value
$ (000’s)
Industrials continued
Liquidity Services,
Inc. * 8,381 167
Marten Transport, Ltd.  21,085 389
Masterbrand, Inc. * 46,400 681
Matson, Inc.  12,482 1,635
Matthews International
Corp. - Class A  11,155 279
Mercury Systems,
Inc. * 19,082 515
MillerKnoll, Inc.  26,170 693
Moog, Inc. - Class A  10,508 1,758
Mueller Industries, Inc.  41,497 2,363
MYR Group, Inc. * 6,125 831
National Presto
Industries, Inc.  1,998 150
NV5 Global, Inc. * 4,771 444
Pitney Bowes, Inc.  57,432 292
Powell Industries, Inc.  3,372 484
Proto Labs, Inc. * 9,248 286
Quanex Building
Products Corp.  12,088 334
Resideo Technologies,
Inc. * 53,344 1,043
Robert Half
International, Inc.  37,763 2,416
Rush Enterprises, Inc. -
Class A  22,616 947
RXO, Inc. * 42,950 1,123
SkyWest, Inc. * 14,711 1,207
SPX Technologies,
Inc. * 16,888 2,401
Standex International
Corp.  4,330 698
Sun Country Airlines
Holdings, Inc. * 13,811 174
SunPower Corp. * 32,871 97
Sunrun, Inc. * 80,971 960
Tennant Co.  6,941 683
Titan International,
Inc. * 19,172 142
Trinity Industries, Inc.  29,896 895
Triumph Group, Inc. * 28,086 433
UniFirst Corp.  5,505 944
Verra Mobility Corp. * 60,830 1,655
Vestis Corp.  48,018 587
Viad Corp. * 7,678 261
Vicor Corp. * 8,477 281
Wabash National Corp.  16,449 359
Werner Enterprises,
Inc.  23,179 831
Total 76,083
Information Technology (12.9%)
A10 Networks, Inc.  25,567 354
ACI Worldwide, Inc. * 38,517 1,525
Adeia, Inc.  39,556 442
Advanced Energy
Industries, Inc.  13,678 1,488
Agilysys, Inc. * 7,376 768

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 600 Stock Portfolio
Common Stocks
(99.3%)
Shares/
Par
+
Value
$ (000’s)
Information Technology continued
Alarm.com Holdings,
Inc. * 18,333 1,165
Alliance Data Systems
Corp.  18,112 807
Alpha & Omega
Semiconductor, Ltd. * 8,578 321
Arlo Technologies,
Inc. * 35,644 465
Axcelis Technologies,
Inc. * 11,883 1,690
Badger Meter, Inc.  10,738 2,001
Benchmark Electronics,
Inc.  13,138 518
BlackLine, Inc. * 18,743 908
Box, Inc. * 52,729 1,394
Calix, Inc. * 21,304 755
CEVA, Inc. * 8,903 172
Cohu, Inc. * 17,198 569
Corsair Gaming, Inc. * 15,767 174
CTS Corp.  11,171 566
Digi International, Inc. * 13,262 304
DigitalOcean Holdings,
Inc. * 19,632 682
Diodes, Inc. * 16,848 1,212
DoubleVerify Holdings,
Inc. * 51,459 1,002
DXC Technology Co. * 65,355 1,248
Envestnet, Inc. * 18,319 1,147
ePlus, Inc. * 9,733 717
Extreme Networks,
Inc. * 47,473 639
Fabrinet * 13,204 3,232
FormFactor, Inc. * 28,189 1,706
Harmonic, Inc. * 42,520 500
Ichor Holdings, Ltd. * 12,228 471
Insight Enterprises,
Inc. * 10,110 2,005
InterDigital, Inc.  9,219 1,075
Itron, Inc. * 16,756 1,658
Knowles Corp. * 32,806 566
Kulicke and Soffa
Industries, Inc.  20,261 997
LiveRamp Holdings,
Inc. * 24,177 748
Marathon Digital
Holdings, Inc. * 99,708 1,979
MaxLinear, Inc. * 27,985 564
N-able, Inc. * 26,002 396
NCR Voyix Corp. * 50,547 624
NetScout Systems,
Inc. * 26,089 477
OSI Systems, Inc. * 5,730 788
PC Connection, Inc.  4,109 264
PDF Solutions, Inc. * 11,223 408
Perficient, Inc. * 12,844 961
Photronics, Inc. * 23,132 571
Plexus Corp. * 10,006 1,032
Progress Software
Corp.  15,781 856
Common Stocks
(99.3%)
Shares/
Par
+
Value
$ (000’s)
Information Technology continued
Rogers Corp. * 6,134 740
Sanmina Corp. * 20,257 1,342
ScanSource, Inc. * 9,031 400
Semtech Corp. * 23,585 705
SiTime Corp. * 6,433 800
SMART Global
Holdings, Inc. * 19,089 437
SolarEdge
Technologies, Inc. * 20,932 529
Sprinklr, Inc. - Class A * 44,568 429
SPS Commerce, Inc. * 13,527 2,545
TTM Technologies,
Inc. * 37,177 722
Ultra Clean Holdings,
Inc. * 16,404 804
Veeco Instruments,
Inc. * 20,688 966
ViaSat, Inc. * 27,472 349
Viavi Solutions, Inc. * 81,561 560
Xerox Holdings Corp.  41,744 485
Total 56,724
Materials (5.8%)
AdvanSix, Inc.  9,795 224
Allegheny
Technologies, Inc. * 45,460 2,521
Alpha Metallurgical
Resources, Inc.  4,229 1,186
Arch Resources, Inc.  6,617 1,007
Balchem Corp.  11,843 1,823
Carpenter Technology
Corp.  18,122 1,986
Century Aluminum
Co. * 18,934 317
Clearwater Paper
Corp. * 6,081 295
Compass Minerals
International, Inc.  12,788 132
H.B. Fuller Co.  19,902 1,532
Hawkins, Inc.  6,951 633
Haynes International,
Inc.  4,606 270
Ingevity Corp. * 12,343 540
Innospec, Inc.  9,109 1,126
Kaiser Aluminum Corp.  5,817 511
Koppers Holdings, Inc.  7,888 292
Materion Corp.  7,574 819
Mercer International,
Inc.  16,426 140
Metallus, Inc. * 14,350 291
Minerals Technologies,
Inc.  11,780 980
Myers Industries, Inc.  13,824 185
O-I Glass, Inc. * 56,885 633
Olympic Steel, Inc.  3,692 166
Quaker Chemical Corp.  5,060 859
Schweitzer-Mauduit
International, Inc.  19,843 337
Sealed Air Corp.  53,189 1,850
Common Stocks
(99.3%)
Shares/
Par
+
Value
$ (000’s)
Materials continued
Sensient Technologies
Corp.  15,475 1,148
Stepan Co.  7,799 655
SunCoke Energy, Inc.  30,548 299
Sylvamo Corp.  12,770 876
Warrior Met Coal, Inc.  19,105 1,199
Worthington Steel, Inc.  11,221 374
Total 25,206
Real Estate (7.2%)
Acadia Realty Trust  37,695 676
Alexander & Baldwin,
Inc.  26,535 450
American Assets Trust,
Inc.  17,800 398
Apple Hospitality REIT,
Inc.  82,332 1,197
Armada Hoffler
Properties, Inc.  24,512 272
Brandywine Realty
Trust  62,620 281
CareTrust REIT, Inc.  51,896 1,303
Centerspace  5,448 368
Community Healthcare
Trust, Inc.  9,132 214
Cushman & Wakefield
PLC * 71,962 748
DiamondRock
Hospitality Co.  76,758 649
Douglas Emmett, Inc.  61,146 814
Easterly Government
Properties, Inc.  37,632 466
Elme Communities
Real Estate
Investment Trust  32,149 512
Essential Properties
Realty Trust, Inc.  64,037 1,775
eXp World Holdings,
Inc.  28,243 319
Four Corners Property
Trust, Inc.  33,615 829
Getty Realty Corp.  17,948 479
Global Net Lease, Inc.  71,384 525
Highwoods Properties,
Inc.  38,723 1,017
Hudson Pacific
Properties, Inc.  46,233 222
Innovative Industrial
Properties, Inc.  10,349 1,130
JBG SMITH Properties  30,549 465
Kennedy-Wilson
Holdings, Inc.  42,710 415
LTC Properties, Inc.  15,738 543
LXP Industrial Trust  107,521 981
The Macerich Co.  78,817 1,217
Marcus & Millichap,
Inc.  8,928 281
Medical Properties
Trust, Inc.  219,289 945

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 600 Stock Portfolio
Common Stocks
(99.3%)
Shares/
Par
+
Value
$ (000’s)
Real Estate continued
NexPoint Residential
Trust, Inc.  8,288 327
OUTFRONT Media,
Inc.  53,330 763
Pebblebrook Hotel
Trust  44,029 605
Phillips Edison & Co.,
Inc.  44,710 1,463
Retail Opportunity
Investments Corp.  46,571 579
Safehold, Inc.  16,447 317
Saul Centers, Inc.  4,825 177
Service Properties
Trust  60,359 310
SITE Centers Corp.  65,833 955
SL Green Realty Corp.  23,673 1,341
The St. Joe Co.  13,015 712
Summit Hotel
Properties, Inc.  39,285 235
Sunstone Hotel
Investors, Inc.  74,416 778
Tanger Factory Outlet
Centers, Inc.  39,953 1,083
Uniti Group, Inc.  89,879 262
Universal Health Realty
Income Trust  4,552 178
Urban Edge Properties  43,413 802
Veris Residential, Inc.  29,414 441
Whitestone REIT  17,604 234
Xenia Hotels &
Resorts, Inc.  37,256 534
Total 31,587
Utilities (2.0%)
American States Water
Co.  13,607 987
Avista Corp.  28,568 989
California Water
Service Group  21,103 1,023
Chesapeake Utilities
Corp.  8,138 864
Clearway Energy, Inc.
- Class A  12,540 284
Clearway Energy, Inc.
- Class C  30,211 746
MGE Energy, Inc.  13,216 988
Middlesex Water Co.  6,517 341
Northwest Natural
Holding Co.  13,922 503
Otter Trail Corp.  15,275 1,338
SJW Group  10,721 581
Unitil Corp.  5,849 303
Total 8,947
Total Common Stocks
(Cost: $375,396) 435,713
Short-Term
Investments ( 0.1% )
Shares/
Par
+
Value
$ (000's)
Governments (0.1%)
US Treasury
0.000%, 10/3/24 β 170,000 168
Total 168
Total Short-Term Investments
(Cost: $168) 168
Total Investments (99.4%)
(Cost: $375,564)
@
435,881
Other Assets, Less
Liabilities (0.6%) 2,763
Net Assets (100.0%) 438,644

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 600 Stock Portfolio
Exchange Traded or Centrally Cleared Derivatives
Futures
Issuer
Long/
Short Currency
Notional Par
(000's)
Number
of
Contracts
Expiration
Date
Notional Value
(000's)
Unrealized
Appreciation/
(Depreciation)
(000's)
Variation Margin
(000's)
E-mini Russell 2000 Index Futures Long USD 1 18 9/24 $ 1,859 $ 23 $ 5
E-Mini S&P MidCap 400 Futures Long USD –π 4 9/24 1,183 2 –π
$ 25 $ 5
Financial Derivative Assets Financial Derivative Liabilities
Variation Margin (000's) Variation Margin (000's)
Market Value
(000's)
Swaps Futures Total Swaps Futures Total Options
Total Exchange-Traded or
Centrally Cleared Derivatives
$ – $ 5 $ 5 $ – $ – $ – $ –
+ All par is stated in U.S. Dollar unless otherwise noted.
* Non income producing
Æ Security valued using significant unobservable inputs.
β Part or all of the security has been pledged as collateral.
@ At June 30, 2024, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $375,564 and the net unrealized appreciation of investments based on that cost was $60,342 which is comprised of $112,923 aggregate gross unrealized appreciation and $52,581 aggregate gross unrealized depreciation.  Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to the Financial Statements section in the
Portfolio's most recent annual report.
π Amount is less than one thousand.
The following is a summary of the inputs used in valuing the Portfolio's Investments at June 30, 2024.  See Note 3 for additional information on portfolio valuation.
Valuation Inputs
Description
Level 1 - Quoted
Prices
Level 2 - Other
Significant
Observable Inputs
Level 3
- Significant
Unobservable
Inputs
(Amounts in thousands)
Assets:
Common Stocks $ 435,713 $ — $ —
Short-Term Investments — 168 —
Other Financial Instruments
Ω
Futures 25 — —
Total Assets:
$ 435,738 $ 168 $ —
Ω
Other financial instruments are derivative instruments such as futures and forward foreign currency contracts, which are valued at the unrealized appreciation
(depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ended June 30, 2024.

Schedule of Investments
June 30, 2024 (unaudited)
The Accompanying Notes are an Integral Part of the Financial Statements.

Small Cap Value Portfolio
Common Stocks
( 96 .3% )
Shares/
Par
+
Value
$ (000's)
Communication Services ( 1 .5% )
Advantage Solutions,
Inc. * 314,314 1,012
Frontier
Communications
Parent, Inc. * 69,012 1,807
The New York Times
Co. - Class A  103,200 5,285
Total 8,104
Consumer Discretionary ( 10 .8% )
Abercrombie & Fitch
Co. * 8,681 1,544
Asbury Automotive
Group, Inc. * 15,500 3,532
Boot Barn Holdings,
Inc. * 7,500 967
Caleres, Inc.  52,700 1,771
Carvana Co. * 22,187 2,856
CAVA Group, Inc. * 17,784 1,649
Dorman Products,
Inc. * 34,214 3,130
Dutch Bros, Inc.
- Class A * 37,344 1,546
FIGS, Inc. - Class A * 353,770 1,886
Floor & Decor
Holdings, Inc. * 12,953 1,288
LCI Industries  22,241 2,299
Marriott Vacations
Worldwide Corp.  26,146 2,283
Meritage Homes Corp.  42,087 6,812
Modine Manufacturing
Co. * 12,000 1,202
Monro, Inc.  85,018 2,028
Papa John's
International, Inc.  50,823 2,388
Peloton Interactive, Inc.
- Class A * 305,264 1,032
Pool Corp.  3,209 986
Savers Value Village,
Inc. * 65,716 804
Skyline Champion
Corp. * 26,600 1,802
Smith Douglas Homes
Corp. * 37,885 886
Steven Madden, Ltd.  93,492 3,955
Strategic Education,
Inc.  56,191 6,218
Taylor Morrison Home
Corp. * 20,100 1,114
Urban Outfitters, Inc. * 36,700 1,507
Victoria's Secret &
Co. * 47,500 839
Visteon Corp. * 12,567 1,341
Common Stocks
(96.3%)
Shares/
Par
+
Value
$ (000’s)
Consumer Discretionary continued
Wyndham Hotels &
Resorts, Inc.  17,800 1,317
Total 58,982
Consumer Staples ( 2 .0% )
BellRing Brands, Inc. * 50,300 2,874
Nomad Foods, Ltd.  194,315 3,203
Post Holdings, Inc. * 30,811 3,209
TreeHouse Foods,
Inc. * 53,000 1,942
Total 11,228
Energy ( 8 .9% )
Cactus, Inc. - Class A  79,054 4,169
ChampionX Corp.  146,227 4,856
Enerflex, Ltd.  424,100 2,290
Expro Group Holdings
NV * 137,600 3,154
Liberty Energy, Inc.  131,992 2,757
Magnolia Oil & Gas
Corp. - Class A  142,232 3,604
Matador Resources
Co.  141,146 8,412
Permian Resources
Corp.  278,333 4,495
Range Resources
Corp.  159,300 5,342
Southwestern Energy
Co. * 593,000 3,991
TechnipFMC PLC  222,475 5,818
Total 48,888
Financials ( 25 .6% )
Banc of California, Inc.  149,847 1,915
BankUnited, Inc.  107,190 3,137
Bowhead Specialty
Holdings, Inc. * 9,905 251
Cathay General
Bancorp  77,300 2,916
Columbia Banking
System, Inc.  255,649 5,085
CrossFirst Bankshares,
Inc. * 161,907 2,270
Eastern Bankshares,
Inc.  336,797 4,708
FB Financial Corp.  130,812 5,106
First American
Financial Corp.  43,033 2,322
Hannon Armstrong
Sustainable
Infrastructure Capital,
Inc.  156,703 4,638
The Hanover Insurance
Group, Inc.  14,100 1,769
HarborOne Bancorp,
Inc.  211,542 2,354
Common Stocks
(96.3%)
Shares/
Par
+
Value
$ (000’s)
Financials continued
Home BancShares,
Inc.  208,316 4,991
Houlihan Lokey, Inc.  46,172 6,227
James River Group
Holdings, Ltd.  101,026 781
Live Oak Bancshares,
Inc.  129,320 4,534
National Bank Holding
Corp. - Class A  118,221 4,617
NerdWallet, Inc.
- Class A * 100,019 1,460
Oscar Health, Inc. -
Class A * 125,600 1,987
PennyMac Financial
Services, Inc.  96,115 9,093
PennyMac Mortgage
Investment Trust  194,958 2,681
Pinnacle Financial
Partners, Inc.  105,884 8,475
Popular, Inc.  75,057 6,637
PRA Group, Inc. * 56,859 1,118
Preferred Bank  42,400 3,201
Primerica, Inc.  4,600 1,088
ProAssurance Corp. * 163,968 2,004
Prosperity Bancshares,
Inc.  42,900 2,623
Ryan Specialty Group
Holdings, Inc.  81,915 4,744
Selective Insurance
Group, Inc.  18,500 1,736
Southern First
Bancshares, Inc. * 37,238 1,089
SouthState Corp.  68,990 5,272
StepStone Group, Inc. -
Class A  39,850 1,829
Synovus Financial
Corp.  43,400 1,744
Texas Capital
Bancshares, Inc. * 66,754 4,081
Towne Bank  149,812 4,085
Voya Financial, Inc.  26,500 1,885
Walker & Dunlop, Inc.  42,424 4,166
Webster Financial
Corp.  73,160 3,189
Western Alliance
Bancorp  59,510 3,738
WSFS Financial Corp.  96,828 4,551
Total 140,097

The Accompanying Notes are an Integral Part of the Financial Statements.

Small Cap Value Portfolio
Common Stocks
(96.3%)
Shares/
Par
+
Value
$ (000’s)
Health Care ( 8 .4% )
Apellis
Pharmaceuticals,
Inc. * 24,155 927
Arrowhead
Pharmaceuticals,
Inc. * 33,300 865
Atrion Corp.  1,290 584
Avanos Medical, Inc. * 80,928 1,612
Black Diamond
Therapeutics, Inc. * 201,600 939
Blueprint Medicines
Corp. * 7,350 792
Cabaletta Bio, Inc. * 43,400 325
Crinetics
Pharmaceuticals,
Inc. * 27,100 1,214
CRISPR Therapeutics
AG * 14,200 767
Cytokinetics, Inc. * 65,825 3,566
DENTSPLY SIRONA,
Inc.  19,900 496
Doximity, Inc.
- Class A * 27,600 772
Elanco Animal Health,
Inc. * 182,139 2,628
Ensign Group, Inc.  32,758 4,052
Immatics NV * 139,489 1,621
Immunocore Holdings
PLC * 39,600 1,342
Ionis Pharmaceuticals,
Inc. * 53,800 2,564
Iovance
Biotherapeutics,
Inc. * 83,600 670
Lantheus Holdings,
Inc. * 30,300 2,433
Neumora Therapeutics,
Inc. * 94,964 933
The Pennant Group,
Inc. * 84,404 1,957
Phreesia, Inc. * 63,190 1,340
Privia Health Group,
Inc. * 54,600 949
QuidelOrtho Corp. * 44,416 1,475
Sana Biotechnology,
Inc. * 96,900 529
Select Medical
Holdings Corp.  167,704 5,880
Syndax
Pharmaceuticals,
Inc. * 39,715 815
Vaxcyte, Inc. * 25,609 1,934
Verve Therapeutics,
Inc. * 70,453 344
Waystar Holding
Corp. * 32,503 699
Xenon
Pharmaceuticals,
Inc. * 25,800 1,006
Common Stocks
(96.3%)
Shares/
Par
+
Value
$ (000’s)
Health Care continued
Zentalis
Pharmaceuticals,
Inc. * 42,509 174
Total 46,204
Industrials ( 13 .8% )
Allegiant Travel Co.  34,590 1,738
Arcosa, Inc.  11,086 925
Beacon Roofing
Supply, Inc. * 63,282 5,727
Brady Corp. - Class A  68,286 4,508
BrightView Holdings,
Inc. * 83,560 1,111
Casella Waste
Systems, Inc.
- Class A * 34,400 3,413
Crane Co.  17,400 2,523
EnPro Industries, Inc.  9,400 1,368
ESAB Corp.  41,804 3,948
ESCO Technologies,
Inc.  19,432 2,041
FTI Consulting, Inc. * 12,839 2,767
Herc Holdings, Inc.  17,900 2,386
John Bean
Technologies Corp.  16,200 1,539
Landstar System, Inc.  25,566 4,716
Leonardo DRS, Inc. * 74,366 1,897
Loar Holdings, Inc. * 8,335 445
Moog, Inc. - Class A  24,000 4,015
MSA Safety, Inc.  12,480 2,342
MSC Industrial Direct
Co., Inc.  22,600 1,792
Parsons Corp. * 46,641 3,816
Paycor HCM, Inc. * 135,408 1,720
RBC Bearings, Inc. * 12,712 3,429
SPX Technologies,
Inc. * 18,532 2,634
UFP Industries, Inc.  39,149 4,385
UL Solutions, Inc. -
Class A  15,506 654
Valmont Industries, Inc.  8,526 2,340
VSE Corp.  19,819 1,750
WillScot Mobile Mini
Holdings Corp. * 68,343 2,572
Zurn Water Solutions
Corp.  112,922 3,320
Total 75,821
Information Technology ( 6 .3% )
Altair Engineering, Inc.
- Class A * 9,700 951
Amplitude, Inc.
- Class A * 68,000 605
Diodes, Inc. * 24,000 1,726
DoubleVerify Holdings,
Inc. * 71,100 1,384
Endava PLC * 43,900 1,284
Entegris, Inc.  7,549 1,022
Intapp, Inc. * 28,898 1,060
JFrog, Ltd. * 24,300 913
Common Stocks
(96.3%)
Shares/
Par
+
Value
$ (000’s)
Information Technology continued
Lattice Semiconductor
Corp. * 30,800 1,786
Littelfuse, Inc.  13,127 3,355
MACOM Technology
Solutions Holdings,
Inc. * 34,000 3,790
Mirion Technologies,
Inc. * 237,525 2,551
nCino, Inc. * 56,616 1,781
Onto Innovation, Inc. * 18,393 4,038
PAR Technology
Corp. * 34,770 1,637
Viavi Solutions, Inc. * 238,000 1,635
Vishay Intertechnology,
Inc.  76,000 1,695
Vontier Corp.  51,700 1,975
Workiva, Inc. * 15,269 1,115
Total 34,303
Materials ( 4 .9% )
Carpenter Technology
Corp.  26,536 2,908
Clearwater Paper
Corp. * 25,443 1,233
Constellium SE * 253,378 4,776
Element Solutions, Inc.  171,674 4,656
Hudbay Minerals, Inc.  210,200 1,902
Orion SA  104,175 2,286
Pactiv Evergreen, Inc.  87,200 987
Quaker Chemical Corp.  11,512 1,954
Reliance, Inc.  16,726 4,777
West Fraser Timber
Co., Ltd.  17,150 1,318
Total 26,797
Real Estate ( 10 .0% )
Apple Hospitality REIT,
Inc.  388,547 5,649
CubeSmart LP  86,700 3,916
EastGroup Properties,
Inc.  26,101 4,440
Essential Properties
Realty Trust, Inc.  167,415 4,639
FirstService Corp.  17,931 2,732
Highwoods Properties,
Inc.  91,891 2,414
Independence Realty
Trust, Inc.  271,961 5,097
Kilroy Realty Corp.  55,800 1,739
The Macerich Co.  149,900 2,314
NETSTREIT Corp.  184,836 2,976
Opendoor
Technologies, Inc. * 390,564 719
PotlatchDeltic Corp.  32,797 1,292
Safehold, Inc.  126,642 2,443
Saul Centers, Inc.  68,496 2,519
The St. Joe Co.  61,865 3,384
Terreno Realty Corp.  97,059 5,744

The Accompanying Notes are an Integral Part of the Financial Statements.

Small Cap Value Portfolio
Common Stocks
(96.3%)
Shares/
Par
+
Value
$ (000’s)
Real Estate continued
UMH Properties, Inc.  188,700 3,017
Total 55,034
Utilities ( 4 .1% )
Artesian Resources
Corp. - Class A  24,751 870
California Water
Service Group  61,536 2,984
Chesapeake Utilities
Corp.  28,438 3,020
IDACORP, Inc.  34,791 3,241
MGE Energy, Inc.  32,106 2,399
OGE Energy Corp.  79,100 2,824
ONE Gas, Inc.  53,146 3,393
PNM Resources, Inc.  97,100 3,589
Total 22,320
Total Common Stocks
(Cost: $434,043) 527,778
Warrants ( 0 .0% )
Communication Services ( 0 .0% )
Advantage Solutions,
Inc. * 19,088 1
Total 1
Total Warrants (Cost: $25) 1
Total Investments (96.3%)
(Cost: $434,068)
@
527,779
Other Assets, Less
Liabilities (3.7%) 20,014
Net Assets (100.0%) 547,793
+ All par is stated in U.S. Dollar unless otherwise noted.
* Non income producing
@ At June 30, 2024, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $434,068 and the net unrealized appreciation of investments based on that cost was $93,711 which is comprised of $139,647 aggregate gross unrealized appreciation and $45,936 aggregate gross unrealized depreciation.  Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to the Financial Statements section in the
Portfolio's most recent annual report.
The following is a summary of the inputs used in valuing the Portfolio's Investments at June 30, 2024.  See Note 3 for additional information on portfolio valuation.
Valuation Inputs
Description
Level 1 - Quoted
Prices
Level 2 - Other
Significant
Observable Inputs
Level 3
- Significant
Unobservable
Inputs
(Amounts in thousands)
Assets:
Common Stocks $ 527,778 $ — $ —
Warrants 1 — —
Total Assets:
$ 527,779 $ — $ —

Schedule of Investments
June 30, 2024 (unaudited)
International Growth Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Common Stocks ( 97 .1% ) Country Shares/ Par
+
Value
$ (000's)
Communication Services ( 0 .3% )
Rightmove PLC  United Kingdom 396,196 2,677
Total 2,677
Consumer Discretionary ( 9 .7% )
Autoliv, Inc.  Sweden 66,700 7,136
Compass Group PLC  United Kingdom 816,000 22,216
InterContinental Hotels Group
PLC, ADR  United Kingdom 183,384 19,430
LVMH Moet Hennessy Louis
Vuitton SE  France 48,729 37,422
Pinduoduo, Inc. * China 35,000 4,653
PRADA SpA  Italy 1,109,500 8,296
USS Co., Ltd.  Japan 410,800 3,457
Total 102,610
Consumer Staples ( 1 .9% )
Nestle SA  United States 174,159 17,778
PriceSmart, Inc.  United States 26,900 2,184
Total 19,962
Energy ( 0 .7% )
Reliance Industries, Ltd.  India 135,000 5,054
Reliance Industries, Ltd.,
GDR  India 37,400 2,790
Total 7,844
Financials ( 14 .5% )
3i Group PLC  United Kingdom 115,000 4,435
AIA Group, Ltd.  Hong Kong 314,088 2,130
Deutsche Borse AG  Germany 58,900 12,040
HDFC Bank, Ltd.  India 235,729 4,762
Jio Financial Services, Ltd. * India 125,000 535
London Stock Exchange
Group PLC  United Kingdom 130,000 15,410
Marsh & McLennan Cos., Inc.  United States 110,923 23,374
Mastercard, Inc. - Class A  United States 42,350 18,683
Moody's Corp.  United States 46,500 19,573
S&P Global, Inc.  United States 40,100 17,885
UBS Group AG  Switzerland 566,300 16,576
Visa, Inc. - Class A  United States 68,025 17,854
Total 153,257
Health Care ( 7 .4% )
Hoya Corp.  Japan 82,100 9,606
Novo Nordisk A/S - Class B  Denmark 484,000 69,143
Total 78,749
Industrials ( 29 .3% )
Aalberts NV  Netherlands 47,200 1,913
Airbus SE  France 171,900 23,703
Assa Abloy AB - Class B  Sweden 497,100 14,088
Atlas Copco AB - Class A  Sweden 2,096,600 39,513
Azelis Group NV  Belgium 183,307 3,270
BAE Systems PLC  United Kingdom 1,143,600 19,095
CAE, Inc. * Canada 252,900 4,697
Canadian Pacific Kansas City,
Ltd.  Canada 263,300 20,736
Common Stocks (97.1%) Country Shares/ Par
+
Value
$ (000’s)
Industrials continued
Edenred  France 255,866 10,796
Epiroc AB  Sweden 669,645 13,353
Experian PLC  United States 498,100 23,099
GE Vernova, Inc. * United States 52,000 8,919
IMCD NV  Netherlands 51,700 7,157
Interpump Group SpA  Italy 122,400 5,415
Komatsu, Ltd.  Japan 170,000 4,947
KONE Oyj - Class B  Finland 107,600 5,317
Legrand SA  France 143,800 14,330
MISUMI Group, Inc.  Japan 240,900 4,120
OSG Corp.  Japan 128,600 1,571
Otis Worldwide Corp.  United States 74,300 7,152
Recruit Holdings Co., Ltd.  Japan 472,900 25,451
Safran SA  France 187,900 39,531
Schindler Holding AG  Switzerland 26,608 6,659
SHO-BOND Holdings Co.,
Ltd.  Japan 156,061 5,596
Total 310,428
Information Technology ( 24 .1% )
Amadeus IT Group SA  Spain 111,100 7,393
ASML Holding NV  Netherlands 79,900 82,433
Azbil Corp.  Japan 342,300 9,556
BE Semiconductor Industries
N.V.  Netherlands 40,950 6,842
Keyence Corp.  Japan 68,600 30,265
Lagercrantz Group AB
- Class B  Sweden 161,200 2,627
Lectra  France 70,400 2,077
Microsoft Corp.  United States 28,000 12,514
NICE, Ltd., ADR * Israel 22,474 3,865
The Sage Group PLC  United Kingdom 475,000 6,515
SAP SE  Germany 231,000 46,901
Spectris PLC  United Kingdom 221,900 7,804
Taiwan Semiconductor
Manufacturing Co., Ltd.  Taiwan 1,214,000 36,106
Total 254,898
Materials ( 9 .2% )
CRH PLC  United States 433,500 32,140
Franco-Nevada Corp.  Canada 54,000 6,402
Linde PLC  United States 92,755 40,702
The Sherwin-Williams Co.  United States 61,700 18,413
Total 97,657
Total Common Stocks (Cost: $731,978) 1,028,082
Total Investments (97.1%) (Cost: $731,978)
@
1,028,082
Other Assets, Less Liabilities (2.9%) 30,509
Net Assets (100.0%) 1,058,591

International Growth Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Investments by Country of Risk as a Percentage of Net Assets:
United States 24.6%
France 12.0%
Netherlands 9.3%
United Kingdom 9.2%
Japan 9.0%
Sweden 7.3%
Denmark 6.5%
Germany 5.5%
Other 13.7%
Total
97.1%
+ All par is stated in U.S. Dollar unless otherwise noted.
* Non income producing
@ At June 30, 2024, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $731,978 and the net unrealized appreciation of investments based on that cost was $296,104 which is comprised of $312,238 aggregate gross unrealized appreciation and $16,134 aggregate gross unrealized depreciation.  Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to the Financial Statements section in the
Portfolio's most recent annual report.
The following is a summary of the inputs used in valuing the Portfolio's Investments at June 30, 2024.  See Note 3 for additional information on portfolio valuation.
Valuation Inputs
Description
Level 1 - Quoted
Prices
Level 2 - Other
Significant
Observable Inputs
Level 3
- Significant
Unobservable
Inputs
(Amounts in thousands)
Assets:
Common Stocks
Consumer Discretionary $ 31,219 $ 71,391 $ —
Consumer Staples 2,184 17,778 —
Energy 2,641 5,203 —
Financials 97,369 55,888 —
Industrials 41,504 268,924 —
Information Technology 16,379 238,519 —
Materials 65,517 32,140 —
All Others — 81,426 —
Total Assets:
$ 256,813 $ 771,269 $ —

Schedule of Investments
June 30, 2024 (unaudited)
Research International Core Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Common Stocks ( 98.1% ) Country Shares/ Par
+
Value
$ (000's)
Communication Services (2.5%)
Advanced Info Service PCL -
Foreign Shares  Thailand 731,100 4,184
Car Group, Ltd.  Australia 126,566 2,963
Hellenic Telecommunications
Organization SA  Greece 189,226 2,724
KDDI Corp.  Japan 176,400 4,675
SEEK, Ltd.  Australia 121,646 1,724
SoftBank Group Corp.  Japan 85,800 5,594
Total 21,864
Consumer Discretionary (9.4%)
Aristocrat Leisure, Ltd.  Australia 212,351 7,021
Bridgestone Corp.  Japan 127,300 5,017
Burberry Group PLC  United Kingdom 148,808 1,652
Cie Financiere Richemont SA  Switzerland 65,070 10,156
Compagnie Generale des
Etablissements Michelin  France 161,586 6,235
Denso Corp.  Japan 489,400 7,638
Flutter Entertainment PLC * United Kingdom 14,970 2,718
LVMH Moet Hennessy Louis
Vuitton SE  France 25,308 19,435
NIKE, Inc. - Class B  United States 21,485 1,619
Sands China, Ltd. * Macau 952,800 1,985
Techtronic Industries Co., Ltd.  Hong Kong 602,000 6,874
Whitbread PLC  United Kingdom 103,562 3,877
Yamaha Corp.  Japan 79,900 1,876
Yum China Holdings, Inc.  China 65,730 2,027
ZOZO, Inc.  Japan 104,300 2,617
Total 80,747
Consumer Staples (6.8%)
British American Tobacco PLC  United Kingdom 294,493 9,053
Diageo PLC  United Kingdom 335,150 10,544
Heineken NV  Netherlands 67,797 6,544
Kao Corp.  Japan 153,800 6,249
Kirin Holdings Co., Ltd.  Japan 341,700 4,408
Nestle SA  United States 189,494 19,343
Seven & i Holdings Co., Ltd.  Japan 246,100 2,997
Total 59,138
Energy (5.1%)
Eni SpA  Italy 501,206 7,719
Galp Energia SGPS SA  Portugal 524,863 11,089
Reliance Industries, Ltd.  India 135,267 5,064
TotalEnergies SE  France 221,239 14,745
Woodside Energy Group, Ltd.  Australia 266,552 5,026
Total 43,643
Financials (19.9%)
AIA Group, Ltd.  Hong Kong 1,398,200 9,481
Aon PLC  United States 33,374 9,798
Bank of Ireland Group PLC  Ireland 699,502 7,287
Beazley PLC  United Kingdom 958,682 8,588
BNP Paribas SA  France 192,030 12,305
DBS Group Holdings, Ltd.  Singapore 250,470 6,600
Euronext NV  Netherlands 145,611 13,443
HDFC Bank, Ltd.  India 382,730 7,731
Common Stocks (98.1%) Country Shares/ Par
+
Value
$ (000’s)
Financials continued
Hiscox, Ltd.  United Kingdom 332,818 4,835
Hong Kong Exchanges &
Clearing, Ltd.  Hong Kong 166,300 5,299
Julius Baer Group, Ltd.  Switzerland 161,635 9,025
London Stock Exchange
Group PLC  United Kingdom 90,330 10,708
Macquarie Group, Ltd.  Australia 55,634 7,588
Mitsubishi UFJ Financial
Group, Inc.  Japan 911,800 9,837
NatWest Group PLC  United Kingdom 4,143,517 16,253
UBS Group AG  Switzerland 325,760 9,536
Visa, Inc. - Class A  United States 34,093 8,948
Willis Towers Watson PLC  United States 16,085 4,217
Zurich Insurance Group AG  Switzerland 18,585 9,887
Total 171,366
Health Care (12.7%)
Chugai Pharmaceutical Co.,
Ltd.  Japan 150,200 5,362
ConvaTec Group PLC  United Kingdom 1,729,016 5,134
CSL, Ltd.  United States 49,903 9,786
Kyowa Kirin Co., Ltd.  Japan 48,900 836
Merck KGaA  Germany 56,859 9,422
Novo Nordisk A/S - Class B  Denmark 235,029 33,575
Olympus Corp.  Japan 330,000 5,309
Qiagen NV * United States 185,203 7,647
Roche Holding AG  United States 76,601 21,258
Sanofi  United States 70,916 6,816
Santen Pharmaceutical Co.,
Ltd.  Japan 193,900 1,979
Terumo Corp.  Japan 162,100 2,691
Total 109,815
Industrials (18.5%)
Cellnex Telecom SA  Spain 133,322 4,327
Daikin Industries, Ltd.  Japan 58,200 8,040
GEA Group AG  Germany 209,508 8,711
Hitachi, Ltd.  Japan 1,061,000 23,917
Legrand SA  France 96,501 9,617
Mitsubishi Electric Corp.  Japan 569,400 9,102
Mitsui & Co., Ltd.  Japan 348,200 7,943
MTU Aero Engines AG  Germany 31,983 8,177
Persol Holdings Co., Ltd.  Japan 1,325,300 1,841
RB Global, Inc.  Canada 70,351 5,366
Ryanair Holdings PLC  Italy 43,733 5,092
Schneider Electric SE  United States 128,241 30,599
Secom Co., Ltd.  Japan 32,400 1,920
SMC Corp.  Japan 20,200 9,644
Thales SA  France 35,779 5,749
Toyota Industries Corp.  Japan 83,400 7,060
Weir Group PLC  United Kingdom 190,769 4,759
Wolters Kluwer NV  Netherlands 46,789 7,735
Total 159,599

Research International Core Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Common Stocks (98.1%) Country Shares/ Par
+
Value
$ (000’s)
Information Technology (10.4%)
Amadeus IT Group SA  Spain 153,968 10,246
ASML Holding NV  Netherlands 11,664 12,034
Cadence Design Systems,
Inc. * United States 30,539 9,398
Capgemini SE  France 10,933 2,165
Constellation Software, Inc.  Canada 3,768 10,857
Fujitsu, Ltd.  Japan 337,000 5,295
Nomura Research Institute,
Ltd.  Japan 218,100 6,157
NXP Semiconductors NV  China 23,566 6,341
Renesas Electronics Corp.  Japan 437,400 8,259
Samsung Electronics Co., Ltd.  South Korea 119,758 7,038
Taiwan Semiconductor
Manufacturing Co., Ltd.  Taiwan 393,189 11,694
Total 89,484
Materials (9.2%)
Akzo Nobel NV  Netherlands 89,733 5,456
Croda International PLC  United Kingdom 100,539 4,995
Glencore PLC  Australia 1,833,312 10,453
Linde PLC  United States 62,502 27,427
Nitto Denko Corp.  Japan 55,900 4,432
Novozymes A/S - Class B  Denmark 82,282 5,031
Shin-Etsu Chemical Co., Ltd.  Japan 147,500 5,737
Sika AG  Switzerland 27,640 7,868
Symrise AG  Germany 65,030 7,961
Total 79,360
Common Stocks (98.1%) Country Shares/ Par
+
Value
$ (000’s)
Real Estate (1.1%)
LEG Immobilien SE  Germany 118,358 9,665
Total 9,665
Utilities (2.5%)
APA Group  Australia 415,302 2,207
China Resources Gas Group,
Ltd.  China 734,500 2,574
CLP Holdings, Ltd.  Hong Kong 360,500 2,915
E.ON SE  Germany 359,507 4,711
Iberdrola SA  Spain 737,415 9,566
Total 21,973
Total Common Stocks (Cost: $665,192) 846,654
Warrants ( –% )
Information Technology (–%)
Constellation Software,
Inc. *,Æ Canada 5,207 –
Total –
Total Warrants (Cost: $–) –
Total Investments (98.1%) (Cost: $665,192)
@
846,654
Other Assets, Less Liabilities (1.9%) 16,344
Net Assets (100.0%) 862,998
Investments by Country of Risk as a Percentage of Net Assets:
Japan 19.1%
United States 18.1%
United Kingdom 9.8%
France 8.1%
Germany 5.6%
Switzerland 5.5%
Netherlands 5.3%
Other 26.6%
Total
98.1%
+ All par is stated in U.S. Dollar unless otherwise noted.
* Non income producing
Æ Security valued using significant unobservable inputs.
@ At June 30, 2024, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $665,192 and the net unrealized appreciation of investments based on that cost was $181,462 which is comprised of $217,499 aggregate gross unrealized appreciation and $36,037 aggregate gross unrealized depreciation.  Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to the Financial Statements section in the
Portfolio's most recent annual report.

Research International Core Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

The following is a summary of the inputs used in valuing the Portfolio's Investments at June 30, 2024.  See Note 3 for additional information on portfolio valuation.
Valuation Inputs
Description
Level 1 - Quoted
Prices
Level 2 - Other
Significant
Observable Inputs
Level 3
- Significant
Unobservable
Inputs
(Amounts in thousands)
Assets:
Common Stocks
Communication Services $ 4,184 $ 17,680 $ —
Consumer Discretionary 3,646 77,101 —
Financials 22,963 148,403 —
Industrials 10,458 149,141 —
Information Technology 26,596 62,888 —
Materials 27,427 51,933 —
All Others — 244,234 —
Warrants — — —
Total Assets:
$ 95,274 $ 751,380 $ —
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ended June 30, 2024.

Schedule of Investments
June 30, 2024 (unaudited)
International Equity Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Common Stocks ( 94.8% ) Country Shares/ Par
+
Value
$ (000's)
Communication Services (4.4%)
Baidu, Inc., ADR * China 150,000 12,972
Deutsche Telekom AG  Germany 1,319,500 33,193
Grupo Televisa SAB, ADR  Mexico 1,850,000 5,124
Liberty Global, Ltd. - Class A * Belgium 155,000 2,702
Liberty Global, Ltd. - Class C * Belgium 327,000 5,837
Millicom International Cellular
SA, SDR * Guatemala 360,000 8,757
NetEase, Inc., ADR  China 32,576 3,114
Tencent Holdings, Ltd.  China 265,000 12,577
Total 84,276
Consumer Discretionary (11.9%)
adidas AG  Germany 32,000 7,637
Alibaba Group Holding, Ltd.,
ADR  China 495,000 35,640
Booking Holdings, Inc.  United States 7,000 27,731
Coupang, Inc. * South Korea 285,472 5,981
Entain PLC  United Kingdom 1,950,337 15,441
Flutter Entertainment PLC * United Kingdom 20,000 3,647
Honda Motor Co., Ltd.  Japan 1,629,000 17,524
JD.com, Inc., ADR  China 760,000 19,639
Kering SA  France 38,500 13,996
Ollamani SAB * Mexico 462,500 1,047
Prosus NV  China 1,198,500 42,457
Stellantis NV  United States 1,186,000 23,326
Yum China Holdings, Inc.  China 405,000 12,490
Total 226,556
Consumer Staples (8.1%)
Anheuser-Busch InBev SA/NV  Belgium 545,000 31,482
Beiersdorf AG  Germany 95,000 13,880
Danone SA  France 290,000 17,699
Diageo PLC  United Kingdom 400,000 12,584
Haleon PLC  United States 6,500,000 26,461
Imperial Brands PLC  United Kingdom 1,573,000 40,275
Seven & i Holdings Co., Ltd.  Japan 935,300 11,391
Total 153,772
Energy (6.6%)
BP PLC  United Kingdom 2,522,000 15,196
Equinor ASA  Norway 285,000 8,143
Suncor Energy, Inc.  Canada 900,000 34,290
TC Energy Corp.  Canada 475,000 18,003
TotalEnergies SE  France 760,000 50,653
Total 126,285
Financials (21.1%)
Aegon, Ltd.  Netherlands 2,150,000 13,274
Aviva PLC  United Kingdom 4,301,600 25,942
Axis Bank, Ltd.  India 2,775,000 42,048
Banco Santander SA  Spain 12,165,506 56,385
Barclays PLC  United Kingdom 15,100,000 39,839
BNP Paribas SA  France 920,000 58,954
Credicorp, Ltd.  Peru 132,500 21,376
HDFC Bank, Ltd.  India 1,894,000 38,260
ICICI Bank, Ltd.  India 400,000 5,745
Prudential PLC  Hong Kong 2,700,000 24,494
Common Stocks (94.8%) Country Shares/ Par
+
Value
$ (000’s)
Financials continued
Standard Chartered PLC  United Kingdom 1,300,000 11,713
UBS Group AG  Switzerland 1,690,000 49,469
XP, Inc. - Class A  Brazil 730,000 12,841
Total 400,340
Health Care (14.1%)
Bayer AG  Germany 690,000 19,513
Fresenius Medical Care AG  Germany 580,000 22,181
GSK PLC  United States 2,730,000 52,615
Novartis AG  Switzerland 585,000 62,672
Olympus Corp.  Japan 835,000 13,433
Roche Holding AG  United States 138,500 38,436
Sanofi  United States 620,000 59,595
Total 268,445
Industrials (9.5%)
Ashtead Group PLC  United Kingdom 450,000 29,983
Daikin Industries, Ltd.  Japan 58,000 8,012
Deutsche Post AG  Germany 458,500 18,552
Johnson Controls
International PLC  United States 843,200 56,047
Mitsubishi Electric Corp.  Japan 1,573,500 25,154
Nidec Corp.  Japan 160,000 7,232
Schneider Electric SE  United States 75,500 18,015
Smiths Group PLC  United Kingdom 790,000 17,041
Total 180,036
Information Technology (6.4%)
Brother Industries, Ltd.  Japan 385,000 6,810
Infineon Technologies AG  Germany 383,300 14,081
Kyocera Corp.  Japan 1,020,000 11,728
Murata Manufacturing Co.,
Ltd.  Japan 855,000 17,747
Samsung Electronics Co., Ltd.  South Korea 40,000 2,351
Taiwan Semiconductor
Manufacturing Co., Ltd.  Taiwan 1,550,000 46,099
TE Connectivity, Ltd.  United States 155,000 23,317
Total 122,133
Materials (11.3%)
Akzo Nobel NV  Netherlands 519,000 31,556
Glencore PLC  Australia 5,450,000 31,075
Holcim, Ltd. * United States 640,000 56,764
International Flavors &
Fragrances, Inc.  United States 235,000 22,374
Linde PLC  United States 49,000 21,502
Mitsubishi Chemical Group
Corp.  Japan 2,957,500 16,473
Nutrien, Ltd.  Canada 325,000 16,546
Teck Resources, Ltd. -
Class B  Canada 393,500 18,849
Total 215,139

International Equity Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Common Stocks (94.8%) Country Shares/ Par
+
Value
$ (000’s)
Real Estate (1.4%)
CK Asset Holdings, Ltd.  Hong Kong 2,800,500 10,484
Daito Trust Construction Co.,
Ltd.  Japan 110,000 11,351
Hang Lung Group, Ltd.  Hong Kong 3,500,000 3,808
Total 25,643
Total Common Stocks (Cost: $1,796,856) 1,802,625
Preferred Stocks ( 3.2% )
Financials (2.1%)
Itau Unibanco Holding SA Brazil 6,870,000 39,831
Total 39,831
Information Technology (1.1%)
Samsung Electronics Co., Ltd. South Korea 460,000 21,124
Total 21,124
Total Preferred Stocks (Cost: $54,132) 60,955
Total Investments (98.0%) (Cost: $1,850,988)
@
1,863,580
Other Assets, Less Liabilities (2.0%) 37,827
Net Assets (100.0%) 1,901,407
Investments by Country of Risk as a Percentage of Net Assets:
United States 22.4%
United Kingdom 11.2%
Japan 7.7%
China 7.4%
France 7.4%
Germany 6.8%
Switzerland 5.9%
Other 29.2%
Total
98.0%
Over the Counter Derivatives
Forward Foreign Currency Contracts
Type       Counterparty Currency
Foreign Principal
Amount
Covered by
Contract (000s)
USD Principal
Amount
Covered by
Contract (000's)
Settlement
Date
Unrealized
Appreciation
(000's)
Unrealized
(Depreciation)
(000's)
Net
Unrealized
Appreciation/
(Depreciation)
(000's)
Buy       Bank of America NA CNH 26,484 3,627 7/3/24 $ —π $ —π $ —π
Buy       Bank of America NA CNH 3,820 524 7/10/24 — —π —π
Buy       UBS AG CNH 7,641 1,048 7/10/24 — —π —π
Buy       Bank of America NA CNH 15,023 2,064 8/14/24 —π — —π
Sell       Bank of America NA CNH 18,843 2,581 7/3/24 —π —π —π
Sell       UBS AG CNH 7,641 1,046 7/3/24 —π — —π
Sell       JP Morgan Chase Bank NA CNH 11,461 1,571 7/10/24 54 — 54
Sell       State Street Bank And Trust
Company
CNH 6,354 879 8/14/24 10 — 10
Sell       UBS AG CNH 9,090 1,249 8/14/24 36 — 36
Sell       Bank of America NA CNH 8,151 1,122 9/12/24 20 — 20
Sell       HSBC Bank USA CNH 24,454 3,366 9/12/24 60 — 60
Sell       JP Morgan Chase Bank NA CNH 9,090 1,252 9/12/24 36 — 36
Sell       HSBC Bank USA CNH 18,325 2,530 10/17/24 59 — 59
Sell       UBS AG CNH 9,235 1,275 10/17/24 23 — 23
Sell       HSBC Bank USA CNH 38,650 5,345 11/7/24 106 — 106
Sell       UBS AG CNH 21,772 3,011 11/7/24 59 — 59
Sell       Citibank NA CNH 1,260 175 11/21/24 2 — 2
Sell       HSBC Bank USA CNH 33,102 4,582 11/21/24 53 — 53
Sell       JP Morgan Chase Bank NA CNH 12,730 1,762 11/21/24 21 — 21
Sell       UBS AG CNH 6,365 881 11/21/24 9 — 9
Sell       HSBC Bank USA CNH 24,260 3,362 12/5/24 123 — 123
Sell       JP Morgan Chase Bank NA CNH 12,130 1,681 12/5/24 62 — 62
Sell       UBS AG CNH 24,260 3,362 12/5/24 123 — 123
Sell       HSBC Bank USA CNH 29,698 4,126 1/9/25 123 — 123
Sell       JP Morgan Chase Bank NA CNH 29,698 4,126 1/9/25 121 — 121
Sell       UBS AG CNH 14,849 2,063 1/9/25 62 — 62
Sell       Barclays Bank PLC CNH 608 85 2/13/25 2 — 2

International Equity Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Forward Foreign Currency Contracts
(continued)
Type       Counterparty Currency
Foreign Principal
Amount
Covered by
Contract (000s)
USD Principal
Amount
Covered by
Contract (000’s)
Settlement
Date
Unrealized
Appreciation
(000’s)
Unrealized
(Depreciation)
(000’s)
Net
Unrealized
Appreciation/
(Depreciation)
(000’s)
Sell       HSBC Bank USA CNH 1,520 212 2/13/25 $ 5 $ — $ 5
Sell       UBS AG CNH 24,743 3,447 2/13/25 71 — 71
Sell       HSBC Bank USA CNH 49,815 6,952 3/13/25 142 — 142
Sell       State Street Bank And Trust
Company
CNH 49,815 7,058 3/13/25 39 — 39
Sell       UBS AG CNH 30,771 4,294 3/13/25 87 — 87
Sell       HSBC Bank USA CNH 22,478 3,138 3/20/25 32 — 32
Sell       JP Morgan Chase Bank NA CNH 11,155 1,558 3/20/25 19 — 19
Sell       UBS AG CNH 22,668 3,166 3/20/25 25 — 25
Sell       State Street Bank And Trust
Company
CNH 9,600 1,364 4/10/25 — (6) (6)
Sell       UBS AG CNH 9,600 1,342 4/10/25 16 — 16
Sell       Barclays Bank PLC CNH 40,948 5,728 4/17/25 39 — 39
Sell       JP Morgan Chase Bank NA CNH 20,474 2,864 4/17/25 19 — 19
Sell       UBS AG CNH 40,948 5,728 4/17/25 39 — 39
Sell       Bank of America NA CNH 13,445 1,885 5/22/25 24 — 24
Sell       State Street Bank And Trust
Company
CNH 13,445 1,920 5/22/25 — (14) (14)
Sell       UBS AG CNH 40,334 5,655 5/22/25 63 — 63
Sell       HSBC Bank USA CNH 29,303 4,115 6/12/25 33 — 33
Sell       Citibank NA TWD 56,069 1,773 2/27/25 — (10) (10)
Sell       HSBC Bank USA TWD 20,880 660 2/27/25 —π — —π
Sell       JP Morgan Chase Bank NA TWD 25,498 806 2/27/25 — (4) (4)
Sell       Citibank NA TWD 56,403 1,785 3/13/25 3 (6) (3)
Sell       HSBC Bank USA TWD 23,335 739 3/13/25 — (2) (2)
Sell       UBS AG TWD 22,502 712 3/13/25 — (4) (4)
Sell       HSBC Bank USA TWD 58,400 1,851 3/27/25 — (10) (10)
Sell       JP Morgan Chase Bank NA TWD 23,335 740 3/27/25 — (4) (4)
Sell       UBS AG TWD 25,001 792 3/27/25 6 — 6
Sell       Bank of America NA TWD 23,331 740 4/10/25 — (4) (4)
Sell       Barclays Bank PLC TWD 31,400 997 4/10/25 — (3) (3)
Sell       JP Morgan Chase Bank NA TWD 24,668 783 4/10/25 — (1) (1)
Sell       UBS AG TWD 24,998 793 4/10/25 6 — 6
Sell       Bank of America NA TWD 31,397 997 4/17/25 — (4) (4)
Sell       HSBC Bank USA TWD 70,517 2,239 4/17/25 4 (1) 3
$ 1,836 $ (73) $ 1,763
Financial Derivative Assets (000's) Financial Derivative Liabilities (000's)
Forward
Foreign
Currency
Contracts Swaps Total
Forward
Foreign
Currency
Contracts Options Swaps Total
Total Over the Counter
Derivatives
$ 1,836 — $ 1,836 $ (73) — — $ (73)
+ All par is stated in U.S. Dollar unless otherwise noted.
* Non income producing
@ At June 30, 2024, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $1,850,988 and the net unrealized appreciation of investments based on that cost was $14,355 which is comprised of $252,939 aggregate gross unrealized appreciation and $238,584 aggregate gross unrealized depreciation.  Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to the Financial Statements section in the
Portfolio's most recent annual report.
π Amount is less than one thousand.

International Equity Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

The following is a summary of the inputs used in valuing the Portfolio's Investments at June 30, 2024.  See Note 3 for additional information on portfolio valuation.
Valuation Inputs
Description
Level 1 - Quoted
Prices
Level 2 - Other
Significant
Observable Inputs
Level 3
- Significant
Unobservable
Inputs
(Amounts in thousands)
Assets:
Preferred Stocks
Financials $ 39,831 $ — $ —
Information Technology — 21,124 —
Common Stocks
Communication Services 29,749 54,527 —
Consumer Discretionary 106,175 120,381 —
Energy 52,293 73,992 —
Financials 34,217 366,123 —
Industrials 56,047 123,989 —
Information Technology 23,317 98,816 —
Materials 79,271 135,868 —
All Others — 447,860 —
Other Financial Instruments
Ω
Forward Foreign Currency Contracts — 1,836 —
Total Assets:
$ 420,900 $ 1,444,516 $ —
Liabilities:
Other Financial Instruments
Ω
Forward Foreign Currency Contracts — (73) —
Total Liabilities:
$ — $ (73) $ —
Ω
Other financial instruments are derivative instruments such as futures and forward foreign currency contracts, which are valued at the unrealized appreciation
(depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Schedule of Investments
June 30, 2024 (unaudited)
Emerging Markets Equity Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Common Stocks ( 94 .7% ) Country Shares/ Par
+
Value
$ (000's)
Communication Services ( 9 .1% )
Bharti Airtel, Ltd.  India 670,962 11,586
Telkom Indonesia Persero
Tbk PT  Indonesia 60,236,600 11,430
Tencent Holdings, Ltd.  China 1,542,000 73,185
Total 96,201
Consumer Discretionary ( 11 .0% )
Alibaba Group Holding, Ltd.  China 4,041,500 36,333
Americana Restaurants
International PLC
United Arab
Emirates 6,608,512 5,636
ANTA Sports Products, Ltd.  China 1,312,000 12,498
China Tourism Group Duty
Free Corp., Ltd. - Class A  China 317,586 2,726
China Tourism Group Duty
Free Corp., Ltd. - Class H  China 555,300 3,394
Indian Hotels Co., Ltd.  India 749,470 5,590
Mahindra & Mahindra, Ltd.  India 358,646 12,285
Maruti Suzuki India, Ltd.  India 63,427 9,124
MercadoLibre, Inc. * Brazil 6,193 10,178
Midea Group Co., Ltd.
- Class A  China 1,984,366 17,621
Zhongsheng Group Holdings,
Ltd.  China 618,000 903
Total 116,288
Consumer Staples ( 5 .1% )
Budweiser Brewing Co.
APAC, Ltd.  China 4,221,800 4,970
Fomento Economico
Mexicano SAB de CV, ADR  Mexico 106,504 11,465
Hindustan Unilever, Ltd.  India 466,929 13,822
Kweichow Moutai Co., Ltd. -
Class A  China 58,073 11,712
Raia Drogasil SA  Brazil 2,679,532 12,310
Total 54,279
Energy ( 3 .4% )
LUKOIL PJSC *,Æ Russia 225,143 –
NovaTek PJSC *,Æ Russia 795,201 –
PRIO SA  Brazil 1,070,099 8,377
Saudi Arabian Oil Co.  Saudi Arabia 1,163,278 8,588
TotalEnergies SE  France 279,644 18,638
Total 35,603
Financials ( 20 .4% )
AIA Group, Ltd.  Hong Kong 1,990,000 13,494
Al Rajhi Bank  Saudi Arabia 629,847 13,711
Bank Negara Indonesia
Persero Tbk PT  Indonesia 27,331,700 7,730
Cholamandalam Investment
and Finance Co., Ltd.  India 540,029 9,174
Credicorp, Ltd.  Peru 29,829 4,812
Grupo Financiero Banorte
SAB de CV  Mexico 1,545,505 12,043
HDFC Bank, Ltd.  India 1,415,809 28,600
ICICI Bank, Ltd.  India 1,343,917 19,303
Itausa SA - Preference Shares  Brazil 6,450,819 11,332
Common Stocks (94.7%) Country Shares/ Par
+
Value
$ (000’s)
Financials continued
Kaspi.KZ Joint Stock Co.,
ADR  Kazakhstan 169,801 21,906
Nu Holdings, Ltd. * Brazil 634,457 8,178
PICC Property & Casualty
Co., Ltd. * China 9,193,900 11,407
Ping An Insurance Group Co.
of China, Ltd. - Class H  China 1,789,000 8,135
Sanlam, Ltd.  South Africa 2,578,278 11,461
Sberbank of Russia PJSC *,Æ Russia 1,471,064 –
SBI Life Insurance Co., Ltd.  India 1,118,660 19,984
Shinhan Financial Group Co.,
Ltd.  South Korea 412,057 14,316
Total 215,586
Health Care ( 1 .5% )
Shenzhen Mindray Bio-
Medical Electronics Co.,
Ltd.  China 398,215 15,963
Total 15,963
Industrials ( 8 .4% )
Contemporary Amperex
Technology Co., Ltd.  China 483,690 11,948
Grupo Aeroportuario del
Sureste SAB de CV
- Class B  Mexico 351,650 10,587
Havells India, Ltd.  India 451,249 9,844
HD Korea Shipbuilding &
Offshore Engineering Co.,
Ltd. * South Korea 118,442 13,647
NARI Technology Co., Ltd. -
Class A  China 3,814,898 13,096
Samsung C&T Corp.  South Korea 85,731 8,792
Samsung E&A Co., Ltd. * South Korea 645,805 11,281
Sungrow Power Supply Co.,
Ltd. - Class A  China 1,118,740 9,525
Total 88,720
Information Technology ( 25 .7% )
Accton Technology Corp.  Taiwan 878,000 14,914
ASM International NV  Netherlands 23,927 18,225
ASML Holding NV  Netherlands 11,540 11,906
Delta Electronics, Inc.  Taiwan 1,263,000 15,004
Globant SA * United States 39,274 7,001
MediaTek, Inc.  Taiwan 539,000 23,042
Samsung Electronics Co., Ltd.  South Korea 304,844 17,914
Taiwan Semiconductor
Manufacturing Co., Ltd.  Taiwan 4,717,290 140,299
Tata Consultancy Services,
Ltd.  India 335,716 15,670
Yageo Corp.  Taiwan 340,000 7,619
Total 271,594
Materials ( 4 .8% )
Grupo Mexico SAB de CV  Mexico 2,041,299 10,980
Southern Copper Corp.  Mexico 202,073 21,772

Emerging Markets Equity Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Common Stocks (94.7%) Country Shares/ Par
+
Value
$ (000’s)
Materials continued
UltraTech Cement, Ltd.  India 129,963 18,125
Total 50,877
Real Estate ( 2 .4% )
Aldar Properties PJSC
United Arab
Emirates 4,628,813 7,889
China Resources Land, Ltd.  China 2,934,000 9,966
Godrej Properties, Ltd. * India 199,541 7,627
Total 25,482
Utilities ( 2 .9% )
Power Grid Corp. of India, Ltd.  India 7,668,025 30,265
Total 30,265
Total Common Stocks (Cost: $914,056) 1,000,858
Preferred Stocks ( 5 .2% ) Country Shares/ Par
+
Value
$ (000's)
Information Technology ( 5 .2% )
Samsung Electronics Co., Ltd. South Korea 1,205,793 55,373
Total 55,373
Total Preferred Stocks (Cost: $49,843) 55,373
Total Investments (99.9%) (Cost: $963,899)
@
1,056,231
Other Assets, Less Liabilities (0.1%) 1,142
Net Assets (100.0%) 1,057,373
Investments by Country of Risk as a Percentage of Net Assets:
China 23.0%
India 20.0%
Taiwan 19.0%
South Korea 11.4%
Mexico 6.3%
Other 20.2%
Total
99.9%
+ All par is stated in U.S. Dollar unless otherwise noted.
* Non income producing
Æ Security valued using significant unobservable inputs.
@ At June 30, 2024, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $963,899 and the net unrealized appreciation of investments based on that cost was $92,332 which is comprised of $226,159 aggregate gross unrealized appreciation and $133,827 aggregate gross unrealized depreciation.  Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to the Financial Statements section in the
Portfolio's most recent annual report.
The following is a summary of the inputs used in valuing the Portfolio's Investments at June 30, 2024.  See Note 3 for additional information on portfolio valuation.
Valuation Inputs
Description
Level 1 - Quoted
Prices
Level 2 - Other
Significant
Observable Inputs
Level 3
-  Significant
Unobservable
Inputs
(Amounts in thousands)
Assets:
Preferred Stocks $ — $ 55,373 $ —
Common Stocks
Consumer Discretionary 10,178 106,110 —
Consumer Staples 23,775 30,504 —
Energy 8,377 27,226 —
Financials 58,271 157,315 —
Industrials 10,587 78,133 —
Information Technology 7,001 264,593 —
Materials 32,752 18,125 —
All Others — 167,911 —
Total Assets:
$ 150,941 $ 905,290 $ —
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ended June 30, 2024.

Schedule of Investments
June 30, 2024 (unaudited)
Government Money Market Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Money Market Investments ( 100.1% ) Shares/ Par
+
Value
$ (000's)
Repurchase Agreements (43.7%)
Tri-Party Bank of Montreal, 0.000%,
7/1/24 (Purchased on 6/28/24, to be
repurchased at $25,011,083, collateralized
by various US Treasury obligations,
2.875% to 4.250%, due from 8/15/2028
to 2/28/2029, aggregate par and fair
value of $25,684,073 and $25,500,015,
respectively) 25,000,000 25,000
Tri-Party Bank of Nova Scotia, 0.000%,
7/1/24 (Purchased on 6/28/24, to be
repurchased at $20,008,867, collateralized
by various US Treasury obligations,
0.125% to 4.625%, due from 3/31/2025
to 2/15/2053, aggregate par and fair
value of $21,418,026 and $20,409,079,
respectively) 20,000,000 20,000
Tri-Party BNP Paribas, 0.000%, 7/1/24
(Purchased on 6/28/24, to be repurchased
at $12,505,542, collateralized by
various US Treasury obligations,
0.000% to 5.342%, due from 7/31/2024
to 11/15/2052, aggregate par and fair
value of $26,166,526 and $12,750,000,
respectively) 12,500,000 12,500
Tri-Party BNP Paribas, 0.000%, 7/1/24
(Purchased on 6/28/24, to be repurchased
at $9,003,998, collateralized by various
US government sponsored agency
obligations, 3.000% to 6.500%, due from
2/20/2049 to 9/20/2053, aggregate par and
fair value of $9,056,612 and $9,180,000,
respectively) 9,000,000 9,000
Tri-Party Citigroup Global Markets, Inc.,
0.000%, 7/1/24 (Purchased on 6/28/24,
to be repurchased at $5,002,225,
collateralized by US Treasury Note,
0.375%, due 12/31/2025, par and fair
value of $5,455,902 and $5,100,003,
respectively) 5,000,000 5,000
Tri-Party Citigroup Global Markets, Inc.,
0.000%, 7/1/24 (Purchased on 6/28/24,
to be repurchased at $5,002,221,
collateralized by various US government
sponsored agency obligations, 3.500%
to 3.500%, due from 12/20/2047 to
12/20/2047, aggregate par and fair
value of $5,590,949 and $5,100,649,
respectively) 5,000,000 5,000
Tri-Party Goldman Sachs Group LP,
0.000%, 7/1/24 (Purchased on 6/28/24,
to be repurchased at $30,013,325,
collateralized by various US government
sponsored agency obligations, 2.000%
to 6.500%, due from 4/15/2038 to
10/15/2057, aggregate par and fair
value of $32,098,826 and $30,600,000,
respectively) 30,000,000 30,000
Money Market Investments (100.1%) Shares/ Par
+
Value
$ (000’s)
Repurchase Agreements continued
Tri-Party Mitsubishi UFJ, 0.000%, 7/1/24
(Purchased on 6/28/24, to be repurchased
at $30,013,325, collateralized by various
US government sponsored agency
obligations, 2.000% to 6.500%, due
from 7/20/2028 to 2/20/2054, aggregate
par and fair value of $31,175,952 and
$30,600,000, respectively) 30,000,000 30,000
Tri-Party Mizuho Securities, 0.000%, 7/1/24
(Purchased on 6/28/24, to be repurchased
at $37,016,465, collateralized by US
Treasury Note, 0.375%, due 12/31/2025,
par and fair value of $40,373,735 and
$37,740,075, respectively) 37,000,000 37,000
Tri-Party Morgan Stanley, 0.000%,
7/1/24 (Purchased on 6/28/24, to be
repurchased at $10,004,433, collateralized
by various US Treasury obligations,
0.000% to 2.875%, due from 7/15/2024
to 2/15/2054, aggregate par and fair
value of $16,532,941 and $10,200,004,
respectively) 10,000,000 10,000
Tri-Party Morgan Stanley, 0.000%, 7/1/24
(Purchased on 6/28/24, to be repurchased
at $14,006,218, collateralized by various
US Treasury obligations and various
US government sponsored agency
obligations, 2.000% to 7.500%, due
from 8/15/2028 to 6/20/2054, aggregate
par and fair value of $15,593,535 and
$14,280,038, respectively) 14,000,000 14,000
Tri-Party Natixis S.A., 0.000%, 7/1/24
(Purchased on 6/28/24, to be repurchased
at $15,006,650, collateralized by
various US Treasury obligations,
0.125% to 3.625%, due from 7/15/2025
to 2/15/2052, aggregate par and fair
value of $20,046,299 and $15,300,122,
respectively) 15,000,000 15,000
Tri-Party TD Securities, 0.000%, 7/1/24
(Purchased on 6/28/24, to be repurchased
at $15,006,663, collateralized by
US government sponsored agency,
5.500%, due 4/20/2053, par and fair
value of $15,370,721 and $15,300,000,
respectively) 15,000,000 15,000
Total 227,500
US Government & Agencies (56.4%)
Federal Farm Credit Bank, 0.000%, 9/19/24 1,290,000 1,275
Federal Farm Credit Bank, 5.000%, 4/4/25 658,000 658
Federal Farm Credit Bank, 5.125%, 12/4/24 785,000 785
Federal Farm Credit Bank, 5.390%, (US
SOFR plus 0.050%), 6/20/25 206,000 206
Federal Farm Credit Bank, 5.410%, (US
SOFR plus 0.070%), 11/17/25 800,000 800

Government Money Market Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Money Market Investments (100.1%) Shares/ Par
+
Value
$ (000’s)
US Government & Agencies continued
Federal Farm Credit Bank, 5.420%, (US
SOFR plus 0.080%), 12/30/24 1,000,000 1,000
Federal Farm Credit Bank, 5.425%, (US
SOFR plus 0.085%), 9/23/24 1,720,000 1,720
Federal Farm Credit Bank, 5.430%, (US
SOFR plus 0.090%), 8/26/24 4,540,000 4,540
Federal Farm Credit Bank, 5.440%, (US
SOFR plus 0.100%), 8/1/24 1,095,000 1,095
Federal Farm Credit Bank, 5.440%, (US
SOFR plus 0.100%), 6/24/26 300,000 300
Federal Farm Credit Bank, 5.440%, (US
SOFR plus 0.100%), 6/26/26 805,000 805
Federal Farm Credit Bank, 5.480%, (US
SOFR plus 0.140%), 11/7/24 3,100,000 3,100
Federal Farm Credit Bank, 5.480%, (US
SOFR plus 0.140%), 5/27/25 3,225,000 3,225
Federal Farm Credit Bank, 5.510%, (US
SOFR plus 0.170%), 1/23/25 2,685,000 2,685
Federal Home Loan Bank, 0.000%, 7/24/24 3,035,000 3,024
Federal Home Loan Bank, 0.000%, 8/2/24 1,425,000 1,418
Federal Home Loan Bank, 0.000%, 9/3/24 593,000 588
Federal Home Loan Bank, 0.000%, 10/4/24 5,500,000 5,429
Federal Home Loan Bank, 0.000%, 11/1/24 5,732,000 5,632
Federal Home Loan Bank, 0.000%, 11/4/24 1,194,000 1,173
Federal Home Loan Bank, 0.000%, 11/12/24 559,000 549
Federal Home Loan Bank, 0.000%, 11/26/24 3,430,000 3,362
Federal Home Loan Bank, 0.000%, 12/30/24 1,581,000 1,544
Federal Home Loan Bank, 0.000%, 1/3/25 3,000,000 2,928
Federal Home Loan Bank, 0.000%, 1/24/25 605,000 588
Federal Home Loan Bank, 0.000%, 1/27/25 3,709,000 3,608
Federal Home Loan Bank, 0.000%, 2/10/25 1,449,000 1,406
Federal Home Loan Bank, 0.000%, 2/11/25 2,505,000 2,430
Federal Home Loan Bank, 5.340%, (US
SOFR), 7/29/24 1,100,000 1,100
Federal Home Loan Bank, 5.340%, (US
SOFR), 8/23/24 900,000 900
Federal Home Loan Bank, 5.340%, (US
SOFR), 8/26/24 600,000 600
Federal Home Loan Bank, 5.340%, (US
SOFR), 8/27/24 2,300,000 2,300
Federal Home Loan Bank, 5.340%, (US
SOFR), 8/27/24 200,000 200
Federal Home Loan Bank, 5.340%, (US
SOFR), 8/29/24 605,000 605
Federal Home Loan Bank, 5.340%, (US
SOFR), 9/4/24 2,880,000 2,880
Federal Home Loan Bank, 5.340%, (US
SOFR), 9/9/24 1,700,000 1,700
Federal Home Loan Bank, 5.340%, (US
SOFR), 9/9/24 700,000 700
Federal Home Loan Bank, 5.340%, (US
SOFR), 9/17/24 400,000 400
Federal Home Loan Bank, 5.340%, (US
SOFR), 9/23/24 900,000 900
Federal Home Loan Bank, 5.345%, (US
SOFR plus 0.005%), 10/16/24 700,000 700
Federal Home Loan Bank, 5.345%, (US
SOFR plus 0.005%), 10/22/24 1,800,000 1,800
Federal Home Loan Bank, 5.345%, (US
SOFR plus 0.005%), 10/24/24 600,000 600
Money Market Investments (100.1%) Shares/ Par
+
Value
$ (000’s)
US Government & Agencies continued
Federal Home Loan Bank, 5.345%, (US
SOFR plus 0.005%), 11/6/24 715,000 715
Federal Home Loan Bank, 5.345%, (US
SOFR plus 0.005%), 11/7/24 700,000 700
Federal Home Loan Bank, 5.345%, (US
SOFR plus 0.005%), 11/12/24 715,000 715
Federal Home Loan Bank, 5.345%, (US
SOFR plus 0.005%), 11/18/24 900,000 900
Federal Home Loan Bank, 5.350%, (US
SOFR plus 0.010%), 10/2/24 3,500,000 3,500
Federal Home Loan Bank, 5.350%, (US
SOFR plus 0.010%), 11/18/24 1,200,000 1,200
Federal Home Loan Bank, 5.350%, (US
SOFR plus 0.010%), 11/21/24 300,000 300
Federal Home Loan Bank, 5.430%, (US
SOFR plus 0.100%), 6/26/26 2,230,000 2,230
Federal Home Loan Bank, 5.445%, (US
SOFR plus 0.105%), 10/28/24 2,300,000 2,300
Federal Home Loan Bank, 5.500%, 4/15/25 2,905,000 2,905
Federal Home Loan Bank, 5.500%, (US
SOFR plus 0.160%), 7/21/25 4,330,000 4,330
Federal Home Loan Bank, 5.540%, (US
SOFR plus 0.200%), 11/13/25 3,270,000 3,270
US Treasury, 0.000%, 7/5/24 10,163,000 10,154
US Treasury, 0.000%, 7/9/24 13,840,000 13,820
US Treasury, 0.000%, 7/11/24 11,020,000 11,001
US Treasury, 0.000%, 7/18/24 12,201,000 12,169
US Treasury, 0.000%, 7/23/24 1,785,000 1,779
US Treasury, 0.000%, 7/25/24 9,508,000 9,473
US Treasury, 0.000%, 7/30/24 7,671,000 7,637
US Treasury, 0.000%, 8/1/24 5,963,600 5,936
US Treasury, 0.000%, 8/6/24 7,211,900 7,172
US Treasury, 0.000%, 8/8/24 2,700,000 2,684
US Treasury, 0.000%, 8/13/24 2,600,000 2,583
US Treasury, 0.000%, 8/27/24 5,975,000 5,924
US Treasury, 0.000%, 9/5/24 5,720,000 5,665
US Treasury, 0.000%, 9/10/24 6,720,000 6,649
US Treasury, 0.000%, 9/12/24 3,525,000 3,487
US Treasury, 0.000%, 9/19/24 2,030,300 2,007
US Treasury, 0.000%, 10/10/24 2,167,500 2,136
US Treasury, 0.000%, 10/15/24 3,535,000 3,480
US Treasury, 0.000%, 10/24/24 3,707,100 3,645
US Treasury, 0.000%, 10/31/24 9,412,000 9,245
US Treasury, 0.000%, 11/21/24 5,700,000 5,581
US Treasury, 0.000%, 11/29/24 7,700,000 7,531
US Treasury, 0.000%, 12/5/24 10,100,000 9,870
US Treasury, 0.000%, 12/19/24 6,590,000 6,427
US Treasury, 0.000%, 12/26/24 7,124,000 6,948
US Treasury, 0.000%, 1/23/25 2,581,900 2,514
US Treasury, 0.000%, 3/20/25 863,000 832
US Treasury, 1.125%, 2/28/25 115,000 112
US Treasury, 2.750%, 2/28/25 116,000 114
US Treasury, 5.430%, (US Treasury 3 Month
Bill Money Market Yield plus 0.125%),
7/31/25 10,740,000 10,739
US Treasury, 5.445%, (US Treasury 3 Month
Bill Money Market Yield plus 0.140%),
10/31/24 4,560,000 4,561
US Treasury, 5.455%, (US Treasury 3 Month
Bill Money Market Yield plus 0.150%),
4/30/26 5,800,000 5,801

Government Money Market Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Money Market Investments (100.1%) Shares/ Par
+
Value
$ (000’s)
US Government & Agencies continued
US Treasury, 5.475%, (US Treasury 3 Month
Bill Money Market Yield plus 0.170%),
10/31/25 7,131,000 7,129
US Treasury, 5.505%, (US Treasury 3 Month
Bill Money Market Yield plus 0.200%),
1/31/25 5,000,000 5,000
Total 294,128
Total Money Market Investments (Cost: $521,628) 521,628
Total Investments (100.1%) (Cost: $521,628) 521,628
Other Assets, Less Liabilities (-0.1%) (298)
Net Assets (100.0%) 521,330
+ All par is stated in U.S. Dollar unless otherwise noted.
The following is a summary of the inputs used in valuing the Portfolio's Investments at June 30, 2024.  See Note 3 for additional information on portfolio valuation.
Valuation Inputs
Description
Level 1 - Quoted
Prices
Level 2 - Other
Significant
Observable Inputs
Level 3
- Significant
Unobservable
Inputs
(Amounts in thousands)
Assets:
Short-Term Investments $ — $ 521,628 $ —
Total Assets:
$ — $ 521,628 $ —

Schedule of Investments
June 30, 2024 (unaudited)
Short-Term Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Corporate Bonds ( 43.9% ) Shares/ Par
+
Value
$ (000's)
Basic Materials (1.3%)
ArcelorMittal
3.600%, 7/16/24 225,000 225
Celanese US Holdings LLC
6.050%, 3/15/25 334,000 334
Celulosa Arauco y Constitucion SA
4.500%, 8/1/24 365,000 364
LYB International Finance III LLC
1.250%, 10/1/25 373,000 353
MEGlobal Canada ULC
5.000%, 5/18/25 § 960,000 950
Newmont Corp. / Newcrest Finance Pty, Ltd.  144A  144A
5.300%, 3/15/26 144A 240,000 240
Nucor Corp.
3.950%, 5/23/25 275,000 271
Nutrien, Ltd.
4.900%, 3/27/28 240,000 237
POSCO
4.375%, 8/4/25 § 1,000,000 987
The Sherwin-Williams Co.
4.050%, 8/8/24 155,000 155
4.250%, 8/8/25 230,000 227
Steel Dynamics, Inc.
2.800%, 12/15/24 200,000 197
Westlake Corp.
0.875%, 8/15/24 435,000 432
Total 4,972
Communications (2.5%)
AT&T, Inc.
4.100%, 2/15/28 205,000 198
Charter Communications Operating LLC /
Charter Communications Operating Capital
Corp.
4.908%, 7/23/25 482,000 477
6.150%, 11/10/26 255,000 257
Cox Communications, Inc.  144A  144A
3.150%, 8/15/24 144A 1,023,000 1,019
3.500%, 8/15/27 144A 215,000 203
Crown Castle Towers LLC  144A  144A
4.241%, 7/15/48 144A 175,000 166
KT Corp.  144A  144A
4.000%, 8/8/25 144A 1,020,000 1,005
NBN Co., Ltd.  144A  144A
1.450%, 5/5/26 144A 1,000,000 934
NTT Finance Corp.  144A  144A
4.142%, 7/26/24 144A 200,000 200
4.239%, 7/25/25 144A 200,000 198
Rogers Communications, Inc.
2.950%, 3/15/25 930,000 912
3.200%, 3/15/27 690,000 655
5.000%, 2/15/29 570,000 563
T-Mobile USA, Inc.
2.250%, 2/15/26 470,000 446
3.500%, 4/15/25 595,000 585
Verizon Communications, Inc.
0.850%, 11/20/25 500,000 470
Corporate Bonds (43.9%) Shares/ Par
+
Value
$ (000’s)
Communications continued
1.450%, 3/20/26 650,000 609
2.625%, 8/15/26 845,000 801
Total 9,698
Consumer, Cyclical (5.7%)
Advance Auto Parts, Inc.
5.900%, 3/9/26 475,000 475
American Airlines Pass Through Trust, Series
2017-2, Class B
3.700%, 4/15/27 151,445 147
Aptiv PLC / Aptiv Corp.
2.396%, 2/18/25 130,000 127
AutoZone, Inc.
6.250%, 11/1/28 370,000 386
Brunswick Corp.
0.850%, 8/18/24 685,000 680
Daimler Finance North America LLC  144A  144A
1.625%, 12/13/24 144A 580,000 570
5.000%, 1/15/27 144A 190,000 189
5.125%, 9/25/27 144A 345,000 343
5.150%, 1/16/26 144A 165,000 164
Dollar General Corp.
4.625%, 11/1/27 145,000 142
5.200%, 7/5/28 347,000 346
Ford Motor Credit Co. LLC
5.125%, 6/16/25 605,000 600
5.800%, 3/5/27 485,000 485
General Motors Financial Co., Inc.
2.900%, 2/26/25 965,000 947
5.350%, 7/15/27 575,000 573
5.400%, 4/6/26 300,000 299
5.400%, 5/8/27 235,000 235
5.550%, 7/15/29 185,000 185
Genuine Parts Co.
1.750%, 2/1/25 220,000 215
Hasbro, Inc.
3.000%, 11/19/24 1,030,000 1,020
Hyundai Capital America  144A  144A
1.000%, 9/17/24 144A 255,000 252
5.250%, 1/8/27 144A 200,000 199
5.500%, 3/30/26 144A 270,000 270
5.600%, 3/30/28 144A 350,000 352
6.250%, 11/3/25 144A 260,000 262
Hyundai Capital Services, Inc.  144A  144A
2.125%, 4/24/25 144A 200,000 194
Lowe's Companies, Inc.
3.350%, 4/1/27 175,000 167
4.400%, 9/8/25 660,000 652
4.800%, 4/1/26 385,000 382
Marriott International, Inc.
3.750%, 3/15/25 110,000 109
5.450%, 9/15/26 195,000 196
5.750%, 5/1/25 120,000 120
Mattel, Inc.  144A  144A
3.375%, 4/1/26 144A 445,000 427
5.875%, 12/15/27 144A 485,000 486

Short-Term Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Corporate Bonds (43.9%) Shares/ Par
+
Value
$ (000’s)
Consumer, Cyclical continued
Mercedes-Benz Finance North America LLC  144A  144A
4.800%, 3/30/26 144A 410,000 406
4.800%, 1/11/27 144A 1,170,000 1,163
O'Reilly Automotive, Inc.
5.750%, 11/20/26 380,000 384
Ross Stores, Inc.
0.875%, 4/15/26 625,000 578
3.375%, 9/15/24 135,000 134
4.600%, 4/15/25 1,355,000 1,347
Starbucks Corp.
4.750%, 2/15/26 465,000 462
Tapestry, Inc.
7.000%, 11/27/26 95,000 98
7.050%, 11/27/25 80,000 81
Toyota Motor Credit Corp.
3.050%, 3/22/27 325,000 309
VF Corp.
2.400%, 4/23/25 881,000 856
2.800%, 4/23/27 455,000 416
Volkswagen Group of America Finance LLC  144A  144A
3.950%, 6/6/25 144A 390,000 384
5.700%, 9/12/26 144A 335,000 337
5.800%, 9/12/25 144A 395,000 396
6.000%, 11/16/26 144A 380,000 384
WarnerMedia Holdings, Inc.
3.755%, 3/15/27 1,545,000 1,467
6.412%, 3/15/26 275,000 275
Total 21,673
Consumer, Non-cyclical (8.1%)
AbbVie, Inc.
2.600%, 11/21/24 1,935,000 1,914
2.950%, 11/21/26 1,120,000 1,068
4.800%, 3/15/27 395,000 393
AstraZeneca Finance LLC
1.200%, 5/28/26 805,000 747
BAT International Finance PLC
1.668%, 3/25/26 475,000 445
4.448%, 3/16/28 1,010,000 978
Becton Dickinson and Co.
3.734%, 12/15/24 170,000 168
4.693%, 2/13/28 805,000 793
Bristol-Myers Squibb Co.
4.900%, 2/22/27 290,000 289
4.950%, 2/20/26 220,000 219
Campbell Soup Co.
5.200%, 3/19/27 305,000 305
Cardinal Health, Inc.
3.500%, 11/15/24 525,000 520
Coca-Cola European Partners PLC  144A  144A
1.500%, 1/15/27 144A 200,000 183
CSL Finance PLC  144A  144A
3.850%, 4/27/27 144A 200,000 193
CVS Health Corp.
1.300%, 8/21/27 945,000 837
2.875%, 6/1/26 265,000 252
3.000%, 8/15/26 220,000 210
5.000%, 2/20/26 560,000 556
Element Fleet Management Corp.  144A  144A
5.643%, 3/13/27 144A 355,000 356
Corporate Bonds (43.9%) Shares/ Par
+
Value
$ (000’s)
Consumer, Non-cyclical continued
Elevance Health, Inc.
5.350%, 10/15/25 180,000 180
ERAC USA Finance LLC  144A  144A
4.600%, 5/1/28 144A 735,000 723
5.000%, 2/15/29 144A 280,000 279
HCA, Inc.
3.125%, 3/15/27 580,000 548
5.375%, 2/1/25 350,000 349
5.875%, 2/15/26 390,000 391
Health Care Service Corp.  144A  144A
1.500%, 6/1/25 144A 780,000 751
5.200%, 6/15/29 144A 290,000 289
HPHT Finance 19, Ltd.
2.875%, 11/5/24 § 1,200,000 1,188
Humana, Inc.
1.350%, 2/3/27 75,000 68
3.850%, 10/1/24 545,000 543
4.500%, 4/1/25 565,000 561
5.750%, 3/1/28 140,000 142
Icon Investments Six DAC
5.809%, 5/8/27 385,000 389
Imperial Brands Finance PLC  144A  144A
3.125%, 7/26/24 144A 1,055,000 1,053
4.250%, 7/21/25 144A 940,000 926
IQVIA, Inc.
6.250%, 2/1/29 255,000 262
JDE Peet's NV  144A  144A
0.800%, 9/24/24 144A 295,000 291
Mars, Inc.  144A  144A
4.550%, 4/20/28 144A 770,000 759
Mondelez International, Inc.
2.625%, 3/17/27 415,000 389
4.250%, 9/15/25 144A 305,000 301
PeaceHealth Obligated Group
1.375%, 11/15/25 105,000 99
Pelabuhan Indonesia Persero PT
4.875%, 10/1/24 § 950,000 947
Pernod Ricard SA  144A  144A
3.250%, 6/8/26 144A 685,000 659
Perrigo Finance Unlimited Co.
3.900%, 12/15/24 372,000 367
Pfizer Investment Enterprises Pte., Ltd.
4.450%, 5/19/26 985,000 972
Philip Morris International, Inc.
4.875%, 2/13/26 490,000 486
5.000%, 11/17/25 295,000 293
5.125%, 11/15/24 585,000 584
Revvity, Inc.
0.850%, 9/15/24 745,000 737
S&P Global, Inc.
2.450%, 3/1/27 1,120,000 1,047
Solventum Corp.  144A  144A
5.450%, 2/25/27 144A 725,000 724
UnitedHealth Group, Inc.
3.700%, 5/15/27 605,000 585
Utah Acquisition Sub, Inc.
3.950%, 6/15/26 935,000 907
Viatris, Inc.
1.650%, 6/22/25 800,000 769
2.300%, 6/22/27 429,000 392

Short-Term Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Corporate Bonds (43.9%) Shares/ Par
+
Value
$ (000’s)
Consumer, Non-cyclical continued
Viterra Finance BV  144A  144A
4.900%, 4/21/27 144A 600,000 591
Total 30,967
Energy (2.4%)
Aker BP ASA  144A  144A
2.000%, 7/15/26 144A 246,000 229
Canadian Natural Resources, Ltd.
2.050%, 7/15/25 760,000 732
Columbia Pipelines Holding Co. LLC  144A  144A
6.055%, 8/15/26 144A 90,000 91
DCP Midstream Operating LP
5.375%, 7/15/25 662,000 660
Diamondback Energy, Inc.
5.200%, 4/18/27 265,000 265
Enbridge, Inc.
2.500%, 1/15/25 640,000 629
2.500%, 2/14/25 330,000 323
5.900%, 11/15/26 230,000 233
6.000%, 11/15/28 190,000 196
Energy Transfer LP
2.900%, 5/15/25 115,000 112
5.250%, 7/1/29 320,000 318
6.050%, 12/1/26 875,000 886
Equinor ASA
2.875%, 4/6/25 880,000 863
Gray Oak Pipeline LLC  144A  144A
2.600%, 10/15/25 144A 205,000 197
ONEOK, Inc.
5.550%, 11/1/26 410,000 412
Ovintiv, Inc.
5.650%, 5/15/25 465,000 464
Pioneer Natural Resources Co.
5.100%, 3/29/26 505,000 504
Sabine Pass Liquefaction LLC
5.625%, 3/1/25 280,000 279
TransCanada PipeLines, Ltd.
6.203%, 3/9/26 910,000 910
The Williams Cos., Inc.
5.400%, 3/2/26 985,000 984
Total 9,287
Financial (16.5%)
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
1.650%, 10/29/24 331,000 327
6.100%, 1/15/27 420,000 426
6.450%, 4/15/27 842,000 861
American Express Co.
2.250%, 3/4/25 975,000 954
5.098%, (US SOFR plus 1.000%), 2/16/28 α 215,000 214
American Tower Corp.
1.600%, 4/15/26 931,000 869
2.400%, 3/15/25 360,000 351
3.550%, 7/15/27 379,000 360
Athene Global Funding  144A  144A
1.716%, 1/7/25 144A 930,000 910
5.684%, 2/23/26 144A 550,000 551
Avolon Holdings Funding, Ltd.  144A  144A
2.125%, 2/21/26 144A 610,000 573
2.875%, 2/15/25 144A 435,000 426
Corporate Bonds (43.9%) Shares/ Par
+
Value
$ (000’s)
Financial continued
5.750%, 3/1/29 144A 390,000 388
6.375%, 5/4/28 144A 185,000 188
Banco del Estado de Chile  144A  144A
2.704%, 1/9/25 144A 260,000 255
Banco Santander Mexico SA Institucion de
Banca Multiple Grupo Financiero Santander
Mexico
5.375%, 4/17/25 § 800,000 797
Banco Santander SA
3.496%, 3/24/25 600,000 591
5.552%, (US Treasury Yield Curve Rate
T Note Constant Maturity 1 Year plus
1.250%), 3/14/28 α 400,000 399
Bank Mandiri Persero Tbk PT
5.500%, 4/4/26 § 670,000 668
Bank of America Corp.
1.734%, (US SOFR plus 0.960%), 7/22/27 α 415,000 385
3.384%, (US SOFR plus 1.330%), 4/2/26 α 580,000 570
5.080%, (US SOFR plus 1.290%), 1/20/27 α 395,000 393
Bank of Montreal
3.700%, 6/7/25 775,000 762
4.250%, 9/14/24 390,000 389
5.300%, 6/5/26 455,000 455
The Bank of New York Mellon Corp.
4.414%, (US SOFR plus 1.345%), 7/24/26 α 515,000 509
4.947%, (US SOFR plus 1.026%), 4/26/27 α 560,000 557
5.148%, (US SOFR plus 1.067%), 5/22/26 α 410,000 409
Banque Federative du Credit Mutuel SA  144A  144A
0.998%, 2/4/25 144A 665,000 646
4.935%, 1/26/26 144A 400,000 397
Barclays PLC
5.304%, (US Treasury Yield Curve Rate
T Note Constant Maturity 1 Year plus
2.300%), 8/9/26 α 385,000 382
7.325%, (US Treasury Yield Curve Rate
T Note Constant Maturity 1 Year plus
3.050%), 11/2/26 α 390,000 397
BPCE SA  144A  144A
4.500%, 3/15/25 144A 790,000 779
Brighthouse Financial Global Funding  144A  144A
1.550%, 5/24/26 144A 145,000 134
CaixaBank SA  144A ,α  144A
6.684%, (US SOFR plus 2.080%), 9/13/27
144A α 615,000 627
Capital One Financial Corp.
2.636%, (US SOFR plus 1.290%), 3/3/26 α 585,000 572
4.985%, (US SOFR plus 2.160%), 7/24/26 α 460,000 456
6.312%, (US SOFR plus 2.640%), 6/8/29 α 255,000 261
7.149%, (US SOFR plus 2.440%), 10/29/27
α 240,000 248
The Charles Schwab Corp.
2.450%, 3/3/27 906,000 845
Citigroup, Inc.
3.106%, (US SOFR plus 2.842%), 4/8/26 α 650,000 637
4.400%, 6/10/25 250,000 247
5.174%, (US SOFR plus 1.364%), 2/13/30 α 375,000 373
CNO Global Funding  144A  144A
1.650%, 1/6/25 144A 685,000 669
1.750%, 10/7/26 144A 830,000 760
Cooperatieve Rabobank UA
3.875%, 8/22/24 355,000 354

Short-Term Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Corporate Bonds (43.9%) Shares/ Par
+
Value
$ (000’s)
Financial continued
Corebridge Financial, Inc.
3.500%, 4/4/25 455,000 447
Corebridge Global Funding  144A  144A
5.200%, 1/12/29 144A 185,000 184
Creditcorp, Ltd.  144A  144A
2.750%, 6/17/25 144A 200,000 194
Crown Castle, Inc.
1.050%, 7/15/26 615,000 563
2.900%, 3/15/27 580,000 544
4.450%, 2/15/26 570,000 560
5.000%, 1/11/28 185,000 183
5.600%, 6/1/29 295,000 298
Danske Bank A/S  144A  144A
5.427%, (US Treasury Yield Curve Rate
T Note Constant Maturity 1 Year plus
0.950%), 3/1/28 144A α 390,000 390
6.259%, (US Treasury Yield Curve Rate
T Note Constant Maturity 1 Year plus
1.180%), 9/22/26 144A α 265,000 267
Discover Bank
2.450%, 9/12/24 580,000 576
Equitable Financial Life Global Funding  144A  144A
1.000%, 1/9/26 144A 210,000 196
1.100%, 11/12/24 144A 530,000 521
1.400%, 7/7/25 144A 75,000 72
1.700%, 11/12/26 144A 305,000 280
Fifth Third Bank NA  α
5.852%, (US SOFR Index plus
1.230%), 10/27/25 α 1,235,000 1,234
First American Financial Corp.
4.600%, 11/15/24 195,000 194
The Goldman Sachs Group, Inc.
3.500%, 4/1/25 490,000 483
4.482%, (US SOFR plus 1.725%), 8/23/28 α 390,000 381
5.700%, 11/1/24 230,000 230
5.798%, (US SOFR plus 1.075%), 8/10/26 α 625,000 625
5.831%, (US SOFR plus 0.486%), 10/21/24 315,000 315
5.834%, (US SOFR plus 0.505%), 9/10/24 335,000 335
HSBC Holdings PLC
1.645%, (US SOFR plus 1.538%), 4/18/26 α 910,000 881
5.597%, (US SOFR plus 1.060%), 5/17/28 α 520,000 522
Huntington National Bank  α
5.699%, (US SOFR plus 1.215%), 11/18/25
α 270,000 270
Jackson National Life Global Funding  144A  144A
1.750%, 1/12/25 144A 620,000 606
5.550%, 7/2/27 144A 355,000 354
5.600%, 4/10/26 144A 615,000 614
JPMorgan Chase & Co.
2.083%, (US SOFR plus 1.850%), 4/22/26 α 890,000 864
4.080%, (US SOFR plus 1.320%), 4/26/26 α 865,000 854
5.040%, (US SOFR plus 1.190%), 1/23/28 α 375,000 373
6.230%, (US SOFR plus 0.885%), 4/22/27 350,000 351
Kilroy Realty LP
4.375%, 10/1/25 180,000 176
LeasePlan Corp. NV  144A  144A
2.875%, 10/24/24 144A 1,005,000 996
Corporate Bonds (43.9%) Shares/ Par
+
Value
$ (000’s)
Financial continued
Lloyds Banking Group PLC  α
5.462%, (US Treasury Yield Curve Rate
T Note Constant Maturity 1 Year plus
1.375%), 1/5/28 α 460,000 459
LPL Financial Holdings, Inc.
5.700%, 5/20/27 275,000 276
6.750%, 11/17/28 190,000 200
Marsh & McLennan Cos., Inc.
3.750%, 3/14/26 105,000 103
MassMutual Global Funding II  144A  144A
5.100%, 4/9/27 144A 1,020,000 1,020
Mitsubishi UFJ Financial Group, Inc.  α
0.953%, (US Treasury Yield Curve Rate
T Note Constant Maturity 1 Year plus
0.550%), 7/19/25 α 785,000 783
Morgan Stanley
1.164%, (US SOFR plus 0.560%), 10/21/25
α 445,000 439
2.630%, (US SOFR plus 0.940%), 2/18/26 α 545,000 534
6.138%, (US SOFR plus 1.770%), 10/16/26
α 525,000 528
Morgan Stanley Bank NA
4.754%, 4/21/26 475,000 471
Nasdaq, Inc.
5.650%, 6/28/25 95,000 95
NatWest Markets PLC  144A  144A
0.800%, 8/12/24 144A 390,000 388
Northern Trust Corp.
3.950%, 10/30/25 330,000 323
The PNC Financial Services Group, Inc.
4.758%, (US SOFR Index plus
1.085%), 1/26/27 α 575,000 568
5.671%, (US SOFR Index plus
1.090%), 10/28/25 α 760,000 759
5.812%, (US SOFR plus 1.322%), 6/12/26 α 215,000 215
QNB Finance, Ltd.
2.625%, 5/12/25 § 300,000 292
Realty Income Corp.
5.050%, 1/13/26 140,000 139
Royal Bank of Canada
4.875%, 1/19/27 865,000 859
Santander Holdings USA, Inc.
2.490%, (US SOFR plus 1.249%), 1/6/28 α 410,000 378
6.124%, (US SOFR plus 1.232%), 5/31/27 α 80,000 80
SBA Tower Trust  144A  144A
1.631%, 5/15/51 144A 280,000 254
1.884%, 1/15/26 144A 160,000 150
2.836%, 1/15/50 144A 770,000 756
3.869%, 10/15/49 144A 120,000 119
6.599%, 11/15/52 144A 619,000 632
Simon Property Group LP
2.000%, 9/13/24 225,000 223
3.375%, 10/1/24 450,000 447
Societe Generale SA  144A ,α  144A
5.519%, (US Treasury Yield Curve Rate
T Note Constant Maturity 1 Year plus
1.500%), 1/19/28 144A α 970,000 958
Standard Chartered PLC  144A  144A
1.822%, (US Treasury Yield Curve Rate
T Note Constant Maturity 1 Year plus
0.950%), 11/23/25 144A α 255,000 251

Short-Term Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Corporate Bonds (43.9%) Shares/ Par
+
Value
$ (000’s)
Financial continued
5.688%, (US Treasury Yield Curve Rate
T Note Constant Maturity 1 Year plus
1.050%), 5/14/28 144A α 390,000 390
State Bank of India
1.800%, 7/13/26 § 1,050,000 978
State Street Corp.
4.857%, (US SOFR plus 0.604%), 1/26/26 α 245,000 244
5.104%, (US SOFR plus 1.130%), 5/18/26 α 385,000 383
5.272%, 8/3/26 685,000 686
Synchrony Financial
4.250%, 8/15/24 1,130,000 1,127
The Toronto-Dominion Bank
4.285%, 9/13/24 985,000 982
5.532%, 7/17/26 970,000 973
UBS AG  144A  144A
0.700%, 8/9/24 144A 280,000 278
UBS Group AG  144A  144A
1.494%, (US Treasury Yield Curve Rate
T Note Constant Maturity 1 Year plus
0.850%), 8/10/27 144A α 215,000 197
4.488%, (US Treasury Yield Curve Rate
T Note Constant Maturity 1 Year plus
1.550%), 5/12/26 144A α 200,000 198
4.490%, (US Treasury Yield Curve Rate
T Note Constant Maturity 1 Year plus
1.600%), 8/5/25 144A α 565,000 564
6.327%, (US Treasury Yield Curve Rate
T Note Constant Maturity 1 Year plus
1.600%), 12/22/27 144A α 425,000 432
US Bancorp
4.548%, (US SOFR plus 1.660%), 7/22/28 α 590,000 577
5.727%, (US SOFR plus 1.430%), 10/21/26
α 320,000 321
Wells Fargo & Co.
2.188%, (US SOFR plus 2.000%), 4/30/26 α 400,000 388
3.908%, (US SOFR plus 1.320%), 4/25/26 α 610,000 601
4.540%, (US SOFR plus 1.560%), 8/15/26 α 590,000 583
The Western Union Co.
2.850%, 1/10/25 1,225,000 1,205
Total 63,060
Industrial (2.5%)
Amcor Flexibles North America, Inc.
4.000%, 5/17/25 450,000 444
Amphenol Corp.
2.050%, 3/1/25 405,000 395
4.750%, 3/30/26 205,000 203
5.050%, 4/5/27 205,000 205
BAE Systems PLC  144A  144A
5.000%, 3/26/27 144A 450,000 447
The Boeing Co.  144A  144A
6.259%, 5/1/27 144A 465,000 468
Canadian Pacific Railway Co.
1.350%, 12/2/24 725,000 712
1.750%, 12/2/26 315,000 291
DAE Funding LLC  144A  144A
1.550%, 8/1/24 144A 265,000 264
GATX Corp.
3.250%, 3/30/25 870,000 854
3.250%, 9/15/26 360,000 344
3.850%, 3/30/27 164,000 158
Corporate Bonds (43.9%) Shares/ Par
+
Value
$ (000’s)
Industrial continued
5.400%, 3/15/27 390,000 390
Mohawk Industries, Inc.
5.850%, 9/18/28 310,000 316
Otis Worldwide Corp.
2.056%, 4/5/25 485,000 472
Owens Corning
3.400%, 8/15/26 66,000 63
5.500%, 6/15/27 340,000 343
Penske Truck Leasing Co. LP / PTL Finance
Corp.  144A  144A
2.700%, 11/1/24 144A 497,000 491
3.450%, 7/1/24 144A 200,000 200
5.350%, 1/12/27 144A 190,000 190
5.750%, 5/24/26 144A 980,000 982
Regal Rexnord Corp.
6.050%, 2/15/26 370,000 371
Republic Services, Inc.
0.875%, 11/15/25 120,000 113
2.500%, 8/15/24 495,000 493
Tyco Electronics Group SA
4.500%, 2/13/26 530,000 525
Total 9,734
Technology (2.2%)
Analog Devices, Inc.
5.590%, (US SOFR Index plus
0.250%), 10/1/24 170,000 170
Atlassian Corp.
5.250%, 5/15/29 215,000 215
CDW LLC / CDW Finance Corp.
5.500%, 12/1/24 180,000 180
Fiserv, Inc.
2.750%, 7/1/24 800,000 800
5.150%, 3/15/27 480,000 480
Fortinet, Inc.
1.000%, 3/15/26 380,000 353
Foundry JV Holdco LLC  144A  144A
5.900%, 1/25/30 144A 200,000 203
Microchip Technology, Inc.
0.983%, 9/1/24 560,000 555
Micron Technology, Inc.
4.185%, 2/15/27 95,000 92
4.975%, 2/6/26 100,000 99
5.375%, 4/15/28 575,000 577
NXP BV / NXP Funding LLC / NXP USA, Inc.
2.700%, 5/1/25 445,000 435
3.150%, 5/1/27 40,000 38
3.875%, 6/18/26 340,000 330
4.400%, 6/1/27 80,000 78
Oracle Corp.
2.500%, 4/1/25 1,250,000 1,221
Qorvo, Inc.
1.750%, 12/15/24 275,000 269
Roper Technologies, Inc.
1.000%, 9/15/25 115,000 109
2.350%, 9/15/24 165,000 164
Take-Two Interactive Software, Inc.
3.550%, 4/14/25 295,000 290
5.000%, 3/28/26 585,000 581
Western Digital Corp.
4.750%, 2/15/26 990,000 969

Short-Term Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Corporate Bonds (43.9%) Shares/ Par
+
Value
$ (000’s)
Technology continued
Workday, Inc.
3.500%, 4/1/27 265,000 254
Total 8,462
Utilities (2.7%)
The AES Corp.  144A  144A
3.300%, 7/15/25 144A 365,000 356
American Electric Power Co., Inc.
5.200%, 1/15/29 675,000 671
APA Infrastructure, Ltd.  144A  144A
4.200%, 3/23/25 144A 1,335,000 1,320
Constellation Energy Generation LLC
5.600%, 3/1/28 315,000 319
DTE Energy Co.
4.220%, 11/1/24 550,000 547
Enel Finance International NV  144A  144A
1.375%, 7/12/26 144A 645,000 597
2.650%, 9/10/24 144A 1,000,000 993
6.800%, 10/14/25 144A 200,000 203
Engie SA  144A  144A
5.250%, 4/10/29 144A 200,000 199
Exelon Corp.
5.150%, 3/15/29 200,000 199
FirstEnergy Corp.
4.150%, 7/15/27 400,000 384
Georgia Power Co.
5.004%, 2/23/27 175,000 174
NextEra Energy Capital Holdings, Inc.
1.875%, 1/15/27 685,000 631
4.450%, 6/20/25 540,000 534
5.749%, 9/1/25 280,000 281
6.051%, 3/1/25 255,000 256
NiSource, Inc.
5.250%, 3/30/28 130,000 130
Pacific Gas & Electric Co.
3.500%, 6/15/25 555,000 543
Sempra
3.300%, 4/1/25 385,000 378
5.400%, 8/1/26 270,000 270
Southern California Gas Co.
2.950%, 4/15/27 410,000 386
Terraform Global Operating LP  144A  144A
6.125%, 3/1/26 144A 915,000 903
Vistra Operations Co. LLC  144A  144A
5.125%, 5/13/25 144A 234,000 233
Total 10,507
Total Corporate Bonds (Cost: $170,318) 168,360
144A 144A 144A
Governments ( 24.4% )
Governments (24.4%)
Korea Electric Power Corp. 144A 144A
5.375%, 4/6/26 144A 1,000,000 1,001
Korea Housing Finance Corp. 144A 144A
4.625%, 2/24/28 144A 960,000 949
Korea Hydro & Nuclear Power Co., Ltd. 144A 144A
1.250%, 4/27/26 144A 795,000 739
4.250%, 7/27/27 144A 220,000 214
5.000%, 7/18/28 144A 250,000 249
Governments (24.4%) Shares/ Par
+
Value
$ (000’s)
Governments continued
US Treasury
4.250%, 1/31/26  β 655,000 649
4.500%, 3/31/26 21,605,000 21,492
4.625%, 6/30/26 21,755,000 21,716
4.875%, 4/30/26 21,565,000 21,597
4.875%, 5/31/26 20,965,000 21,008
US Treasury Inflation Index Bond
2.375%, 10/15/28 3,802,488 3,852
Total 93,466
Total Governments (Cost: $93,435) 93,466
144A 144A 144A
Structured Products ( 29.4% )
Asset Backed Securities (16.8%)
Ally Auto Receivables Trust, Series 2023-A,
Class B 144A 144A
6.010%, 1/17/34 144A  89,190 89
Ally Auto Receivables Trust, Series 2023-A,
Class C 144A 144A
6.080%, 1/17/34 144A  165,680 167
Ally Bank Auto Credit, Series 2024-A, Class B 144A 144A
5.827%, 5/17/32 144A  250,000 250
Ally Bank Auto Credit, Series 2024-A, Class C 144A 144A
6.022%, 5/17/32 144A  250,000 250
AmeriCredit Automobile Receivables Trust,
Series 2020-1, Class D
1.800%, 12/18/25  273,500 273
AmeriCredit Automobile Receivables Trust,
Series 2020-3, Class C
1.060%, 8/18/26  207,892 204
AmeriCredit Automobile Receivables Trust,
Series 2021-1, Class C
0.890%, 10/19/26  430,000 420
AmeriCredit Automobile Receivables Trust,
Series 2021-1, Class D
1.210%, 12/18/26  270,000 258
AmeriCredit Automobile Receivables Trust,
Series 2021-2, Class D
1.290%, 6/18/27  575,000 537
AmeriCredit Automobile Receivables Trust,
Series 2023-1, Class C
5.800%, 12/18/28  380,000 384
Apidos CLO, Ltd., Series 2018-18A, Class AR 144A 144A
6.475%, (US SOFR 3 Month plus 1.150%),
10/22/30 144A  761,406 762
ARI Fleet Lease Trust, Series 2024-B,
Class A2 144A 144A
5.540%, 4/15/33 144A  455,000 455
Atrium XIII, Series 13A, Class AR 144A 144A
6.476%, (US SOFR 3 Month plus 1.150%),
11/21/30 144A  465,595 466
Auxilior Term Funding LLC, Series 2023-1A,
Class A2 144A 144A
6.180%, 12/15/28 144A  575,000 578
Auxilior Term Funding LLC, Series 2023-1A,
Class A3 144A 144A
5.490%, 7/15/31 144A  240,000 240
Avis Budget Rental Car Funding AESOP LLC,
Series 2020-1A, Class A 144A 144A
2.330%, 8/20/26 144A  250,000 242

Short-Term Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Structured Products (29.4%) Shares/ Par
+
Value
$ (000’s)
Asset Backed Securities continued
Avis Budget Rental Car Funding AESOP LLC,
Series 2022-5A, Class C 144A 144A
9.270%, 4/20/27 144A  165,000 164
Avis Budget Rental Car Funding AESOP LLC,
Series 2023-2A, Class C 144A 144A
6.180%, 10/20/27 144A  120,000 119
AXIS Equipment Finance Receivables LLC,
Series 2021-1A, Class D 144A 144A
2.300%, 11/22/27 144A  280,000 275
AXIS Equipment Finance Receivables LLC,
Series 2024-1A, Class A2 144A 144A
5.380%, 1/21/31 144A  175,000 175
AXIS Equipment Finance Receivables LLC,
Series 2024-1A, Class C 144A 144A
5.550%, 1/21/31 144A  125,000 125
Ballyrock CLO, Ltd., Series 2021-1A, Class A1 144A 144A
6.650%, (US SOFR 3 Month plus 1.322%),
4/15/34 144A  250,000 250
Bayview Opportunity Master Fund VII, Series
2024-CAR1, Class A 144A 144A
6.435%, (US 30 Day Average SOFR plus
1.100%), 12/26/31 144A  237,745 239
BRE Grand Islander Timeshare Issuer LLC,
Series 2019-A, Class A 144A 144A
3.280%, 9/26/33 144A  98,842 95
CarMax Auto Owner Trust, Series 2020-4,
Class D
1.750%, 4/15/27  300,000 294
CarMax Auto Owner Trust, Series 2023-2,
Class C
5.570%, 11/15/28  585,000 584
CarMax Auto Owner Trust, Series 2023-2,
Class D
6.550%, 10/15/29  390,000 394
CarMax Auto Owner Trust, Series 2023-3,
Class B
5.470%, 2/15/29  225,000 225
CarMax Auto Owner Trust, Series 2023-3,
Class C
5.610%, 2/15/29  655,000 656
CarMax Auto Owner Trust, Series 2023-3,
Class D
6.440%, 12/16/30  210,000 212
CarMax Auto Owner Trust, Series 2024-1,
Class A4
4.940%, 8/15/29  150,000 149
CarMax Auto Owner Trust, Series 2024-1,
Class C
5.470%, 8/15/29  290,000 289
CarMax Auto Owner Trust, Series 2024-2,
Class D
6.420%, 10/15/30  100,000 101
CarMax Select Receivables Trust, Series
2024-A, Class B
5.350%, 1/15/30  135,000 135
CarMax Select Receivables Trust, Series
2024-A, Class C
5.620%, 1/15/30  570,000 568
Structured Products (29.4%) Shares/ Par
+
Value
$ (000’s)
Asset Backed Securities continued
Carvana Auto Receivables Trust, Series 2024-
N2, Class B 144A 144A
5.670%, 9/10/30 144A  405,000 406
Cedar Funding, Ltd., Series 2018-7A, Class A1 144A 144A
6.586%, (US SOFR 3 Month plus 1.262%),
1/20/31 144A  241,735 242
Cedar Funding, Ltd., Series 2021-14A, Class A 144A 144A
6.690%, (US SOFR 3 Month plus 1.362%),
7/15/33 144A  695,000 696
Chase Auto Credit Linked Notes, Series 2021-
3, Class B 144A 144A
0.760%, 2/26/29 144A  343,644 336
CIFC Funding, Ltd., Series 2014-2RA,
Class A1 144A 144A
6.635%, (US SOFR 3 Month plus 1.312%),
4/24/30 144A  466,802 467
CIFC Funding, Ltd., Series 2021-4A, Class A 144A 144A
6.640%, (US SOFR 3 Month plus 1.312%),
7/15/33 144A  905,000 905
CNH Equipment Trust, Series 2024-B,
Class A3
5.190%, 9/17/29  245,000 246
CNH Equipment Trust, Series 2024-B,
Class A4
5.230%, 11/17/31  220,000 221
Crossroads Asset Trust, Series 2024-A,
Class A2 144A 144A
5.900%, 8/20/30 144A  210,000 210
Dell Equipment Finance Trust, Series 2023-3,
Class D 144A 144A
6.750%, 10/22/29 144A  100,000 102
Dell Equipment Finance Trust, Series 2024-1,
Class D 144A 144A
6.120%, 9/23/30 144A  100,000 100
DLLAA LLC, Series 2023-1A, Class A3 144A 144A
5.640%, 2/22/28 144A  395,000 397
DLLST LLC, Series 2024-1A, Class A3 144A 144A
5.050%, 8/20/27 144A  140,000 139
DLLST LLC, Series 2024-1A, Class A4 144A 144A
4.930%, 4/22/30 144A  40,000 40
Driven Brands Funding LLC, Series 2018-1A,
Class A2 144A 144A
4.739%, 4/20/48 144A  192,700 190
Driven Brands Funding LLC, Series 2019-1A,
Class A2 144A 144A
4.641%, 4/20/49 144A  132,650 129
Dryden Senior Loan Fund, Series 2020-86A,
Class A1R 144A 144A
6.679%, (US SOFR 3 Month plus 1.362%),
7/17/34 144A  610,000 610
Elara HGV Timeshare Issuer LLC, Series
2019-A, Class A 144A 144A
2.610%, 1/25/34 144A  97,230 93
Elara HGV Timeshare Issuer LLC, Series
2023-A, Class A 144A 144A
6.160%, 2/25/38 144A  150,152 152
Elara HGV Timeshare Issuer LLC, Series
2023-A, Class C 144A 144A
7.300%, 2/25/38 144A  206,167 209

Short-Term Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Structured Products (29.4%) Shares/ Par
+
Value
$ (000’s)
Asset Backed Securities continued
Enterprise Fleet Financing LLC, Series 2023-
2, Class A2 144A 144A
5.560%, 4/22/30 144A  534,551 535
Exeter Automobile Receivables Trust, Series
2022-3A, Class C
5.300%, 9/15/27  190,000 189
Exeter Automobile Receivables Trust, Series
2022-4A, Class D
5.980%, 12/15/28  305,000 304
Exeter Automobile Receivables Trust, Series
2022-5A, Class C
6.510%, 12/15/27  965,000 968
Exeter Automobile Receivables Trust, Series
2023-1A, Class D
6.690%, 6/15/29  80,000 81
Finance of America HECM Buyout, Series
2022-HB2, Class A1A 144A 144A
4.000%, (AFC), 8/1/32 144A  328,809 326
FirstKey Homes Trust, Series 2020-SFR1,
Class D 144A 144A
2.241%, 8/17/37 144A  1,080,000 1,029
FirstKey Homes Trust, Series 2020-SFR2,
Class D 144A 144A
1.968%, 10/19/37 144A  655,000 618
Ford Credit Auto Lease Trust, Series 2023-B,
Class B
6.200%, 2/15/27  150,000 152
Ford Credit Auto Lease Trust, Series 2023-B,
Class C
6.430%, 4/15/27  285,000 290
Ford Credit Auto Owner Trust, Series 2020-1,
Class B 144A 144A
2.290%, 8/15/31 144A  445,000 435
Ford Credit Auto Owner Trust, Series 2020-2,
Class C 144A 144A
1.740%, 4/15/33 144A  310,000 293
Ford Credit Auto Owner Trust, Series 2022-A,
Class C
4.180%, 10/15/25  1,020,000 1,016
Ford Credit Auto Owner Trust, Series 2023-A,
Class B
5.070%, 1/15/29  905,000 900
Ford Credit Floorplan Master Owner Trust,
Series 2023-1, Class C 144A 144A
5.750%, 5/15/28 144A  245,000 244
Ford Credit Floorplan Master Owner Trust,
Series 2023-1, Class D 144A 144A
6.620%, 5/15/28 144A  440,000 442
Ford Credit Floorplan Master Owner Trust,
Series 2024-1, Class B 144A 144A
5.480%, 4/15/29 144A  280,000 281
Fortress Credit BSL XV, Ltd., Series 2022-2A,
Class AR 144A 144A
6.734%, (US SOFR 3 Month plus 1.400%),
10/18/33 144A  460,000 460
GM Financial Automobile Leasing Trust, Series
2022-3, Class C
5.130%, 8/20/26  585,000 581
GM Financial Automobile Leasing Trust, Series
2023-1, Class C
5.760%, 1/20/27  970,000 971
Structured Products (29.4%) Shares/ Par
+
Value
$ (000’s)
Asset Backed Securities continued
GM Financial Automobile Leasing Trust, Series
2024-2, Class B
5.560%, 5/22/28  590,000 593
GM Financial Consumer Automobile
Receivables Trust, Series 2020-4, Class C
1.050%, 5/18/26  225,000 223
GM Financial Consumer Automobile
Receivables Trust, Series 2023-1, Class B
5.030%, 9/18/28  155,000 154
Hardee's Funding LLC, Series 2018-1A,
Class A23 144A 144A
5.710%, 6/20/48 144A  268,613 256
Hardee's Funding LLC, Series 2020-1A,
Class A2 144A 144A
3.981%, 12/20/50 144A  1,003,600 912
Hilton Grand Vacations Trust, Series 2020-AA,
Class A 144A 144A
2.740%, 2/25/39 144A  152,041 145
Hilton Grand Vacations Trust, Series 2022-1D,
Class A 144A 144A
3.610%, 6/20/34 144A  112,476 108
Hilton Grand Vacations Trust, Series 2023-1A,
Class B 144A 144A
6.110%, 1/25/38 144A  616,015 619
Hilton Grand Vacations Trust, Series 2023-1A,
Class C 144A 144A
6.940%, 1/25/38 144A  115,039 117
Home Partners of America Trust, Series 2022-
1, Class A 144A 144A
3.930%, 4/17/39 144A  189,592 182
HPEFS Equipment Trust, Series 2021-2A,
Class D 144A 144A
1.290%, 3/20/29 144A  340,000 337
HPEFS Equipment Trust, Series 2023-1A,
Class C 144A 144A
5.910%, 4/20/28 144A  355,000 356
HPEFS Equipment Trust, Series 2023-2A,
Class C 144A 144A
6.480%, 1/21/31 144A  125,000 126
HPEFS Equipment Trust, Series 2023-2A,
Class D 144A 144A
6.970%, 7/21/31 144A  125,000 127
HPEFS Equipment Trust, Series 2024-1A,
Class C 144A 144A
5.330%, 6/20/31 144A  680,000 675
HPEFS Equipment Trust, Series 2024-2A,
Class B 144A 144A
5.350%, 10/20/31 144A  100,000 100
HPEFS Equipment Trust, Series 2024-2A,
Class D 144A 144A
5.820%, 4/20/32 144A  205,000 205
Huntington Bank Auto Credit-Linked Notes,
Series 2024-1, Class B1 144A 144A
6.153%, 5/20/32 144A  665,000 666
Jack in the Box Funding LLC, Series 2022-1A,
Class A2I 144A 144A
3.445%, 2/26/52 144A  396,325 369
JPMorgan Chase Bank NA, Series 2021-2,
Class D 144A 144A
1.138%, 12/26/28 144A  25,254 25

Short-Term Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Structured Products (29.4%) Shares/ Par
+
Value
$ (000’s)
Asset Backed Securities continued
Madison Park Funding, Ltd., Series 2017-23A,
Class AR 144A 144A
6.556%, (US SOFR 3 Month plus 1.232%),
7/27/31 144A  685,000 685
Madison Park Funding, Ltd., Series 2017-23A,
Class BR 144A 144A
7.136%, (US SOFR 3 Month plus 1.812%),
7/27/31 144A  710,000 712
Madison Park Funding, Ltd., Series 2022-33A,
Class AR 144A 144A
6.619%, (US SOFR 3 Month plus 1.290%),
10/15/32 144A  1,025,000 1,026
Magnetite CLO, Ltd., Series 2020-25A,
Class A 144A 144A
6.785%, (US SOFR 3 Month plus 1.462%),
1/25/32 144A  943,325 945
Marble Point CLO XII, Ltd., Series 2018-1A,
Class A 144A 144A
6.599%, (US SOFR 3 Month plus 1.272%),
7/16/31 144A  331,965 332
Marble Point CLO, Ltd., Series 2018-2A,
Class A12R 144A 144A
6.525%, (US SOFR 3 Month plus 1.200%),
1/20/32 144A  1,182,313 1,183
MidOcean Credit CLO XI, Ltd., Series 2022-
11A, Class A1R 144A 144A
7.057%, (US SOFR 3 Month plus 1.730%),
10/18/33 144A  305,000 306
MidOcean Credit CLO XI, Ltd., Series 2022-
11A, Class BR 144A 144A
7.977%, (US SOFR 3 Month plus 2.650%),
10/18/33 144A  455,000 456
MMAF Equipment Finance LLC, Series 2021-
A, Class A5 144A 144A
1.190%, 11/13/43 144A  100,000 93
MVW Owner Trust, Series 2019-2A, Class A 144A 144A
2.440%, 10/20/38 144A  43,416 41
MVW Owner Trust, Series 2020-1A, Class A 144A 144A
1.740%, 10/20/37 144A  215,062 203
MVW Owner Trust, Series 2020-1A, Class B 144A 144A
2.730%, 10/20/37 144A  119,982 114
MVW Owner Trust, Series 2021-1WA, Class B 144A 144A
1.440%, 1/22/41 144A  38,147 35
MVW Owner Trust, Series 2021-1WA, Class C 144A 144A
1.940%, 1/22/41 144A  56,458 52
MVW Owner Trust, Series 2023-1A, Class A 144A 144A
4.930%, 10/20/40 144A  592,631 587
MVW Owner Trust, Series 2023-2A, Class A 144A 144A
6.180%, 11/20/40 144A  123,678 125
MVW Owner Trust, Series 2023-2A, Class B 144A 144A
6.330%, 11/20/40 144A  94,477 95
Navient Private Education Refi Loan Trust,
Series 2019-A, Class A2A 144A 144A
3.420%, 1/15/43 144A  98,961 96
Navient Private Education Refi Loan Trust,
Series 2019-D, Class A2A 144A 144A
3.010%, 12/15/59 144A  145,453 138
Navient Private Education Refi Loan Trust,
Series 2019-EA, Class A2A 144A 144A
2.640%, 5/15/68 144A  188,254 179
Structured Products (29.4%) Shares/ Par
+
Value
$ (000’s)
Asset Backed Securities continued
Navient Private Education Refi Loan Trust,
Series 2019-GA, Class A 144A 144A
2.400%, 10/15/68 144A  292,632 275
Navient Private Education Refi Loan Trust,
Series 2020-A, Class A2A 144A 144A
2.460%, 11/15/68 144A  194,644 183
Navient Private Education Refi Loan Trust,
Series 2020-CA, Class A2A 144A 144A
2.150%, 11/15/68 144A  730,538 679
Navient Private Education Refi Loan Trust,
Series 2020-DA, Class A 144A 144A
1.690%, 5/15/69 144A  133,870 123
Navient Private Education Refi Loan Trust,
Series 2020-GA, Class A 144A 144A
1.170%, 9/16/69 144A  85,392 77
Navient Private Education Refi Loan Trust,
Series 2020-HA, Class A 144A 144A
1.310%, 1/15/69 144A  40,992 38
Navistar Financial Dealer Note Master Trust,
Series 2023-1, Class A 144A 144A
6.180%, 8/25/28 144A  360,000 362
Navistar Financial Dealer Note Master Trust,
Series 2024-1, Class A 144A 144A
5.590%, 4/25/29 144A  90,000 90
Navistar Financial Dealer Note Master Trust,
Series 2024-1, Class B 144A 144A
5.790%, 4/25/29 144A  50,000 50
Navistar Financial Dealer Note Master Trust,
Series 2024-1, Class C 144A 144A
6.130%, 4/25/29 144A  75,000 75
Nelnet Student Loan Trust, Series 2020-1A,
Class A 144A 144A
6.200%, (US SOFR 1 Month plus 0.855%),
3/26/68 144A  76,029 76
Nelnet Student Loan Trust, Series 2021-CA,
Class AFX 144A 144A
1.320%, 4/20/62 144A  501,894 455
Nelnet Student Loan Trust, Series 2021-DA,
Class AFX 144A 144A
1.630%, 4/20/62 144A  175,871 161
Neuberger Berman CLO, Ltd., Series 2017-
26A, Class BR 144A 144A
6.989%, (US SOFR 3 Month plus 1.662%),
10/18/30 144A  500,000 500
Neuberger Berman CLO, Ltd., Series 2019-
32A, Class AR 144A 144A
6.578%, (US SOFR 3 Month plus 1.252%),
1/20/32 144A  249,676 250
Neuberger Berman CLO, Ltd., Series 2021-
40A, Class A 144A 144A
6.649%, (US SOFR 3 Month plus 1.322%),
4/16/33 144A  270,000 270
Oaktree CLO, Ltd., Series 2022-2A, Class A1R 144A 144A
6.879%, (US SOFR 3 Month plus 1.550%),
7/15/33 144A  700,000 700
OCP CLO, Ltd., Series 2017-13A, Class A2R 144A 144A
7.140%, (US SOFR 3 Month plus 1.812%),
7/15/30 144A  760,000 760
Octane Receivables Trust, Series 2021-2A,
Class A 144A 144A
1.210%, 9/20/28 144A  64,439 63

Short-Term Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Structured Products (29.4%) Shares/ Par
+
Value
$ (000’s)
Asset Backed Securities continued
Octane Receivables Trust, Series 2022-1A,
Class B 144A 144A
4.900%, 5/22/28 144A  395,000 391
Octane Receivables Trust, Series 2023-1A,
Class A 144A 144A
5.870%, 5/21/29 144A  67,092 67
Octane Receivables Trust, Series 2023-1A,
Class B 144A 144A
5.960%, 7/20/29 144A  225,000 225
Octane Receivables Trust, Series 2023-3A,
Class B 144A 144A
6.480%, 7/20/29 144A  135,000 137
Octane Receivables Trust, Series 2023-3A,
Class C 144A 144A
6.740%, 8/20/29 144A  100,000 102
OZLM Funding II, Ltd., Series 2012-2A, Class
A1A2 144A 144A
6.530%, (US SOFR 3 Month plus 1.200%),
7/30/31 144A  651,361 652
OZLM XXI, Ltd., Series 2017-21A, Class A1R 144A 144A
6.475%, (US SOFR 3 Month plus 1.150%),
1/20/31 144A  1,024,930 1,026
Post Road Equipment Finance, Series 2024-
1A, Class A2 144A 144A
5.590%, 11/15/29 144A  100,000 100
Progress Residential Trust, Series 2020-SFR2,
Class A 144A 144A
2.078%, 6/18/37 144A  154,479 153
Romark CLO II, Ltd., Series 2018-2A,
Class A2R 144A 144A
6.974%, (US SOFR 3 Month plus 1.650%),
7/25/31 144A  1,075,000 1,074
Santander Bank Auto Credit-Linked Notes,
Series 2021-1A, Class B 144A 144A
1.833%, 12/15/31 144A  24,321 24
Santander Bank Auto Credit-Linked Notes,
Series 2022-B, Class C 144A 144A
5.916%, 8/16/32 144A  52,637 53
Santander Bank Auto Credit-Linked Notes,
Series 2022-C, Class B 144A 144A
6.451%, 12/15/32 144A  335,426 336
Santander Bank Auto Credit-Linked Notes,
Series 2023-B, Class A2 144A 144A
5.644%, 12/15/33 144A  203,742 204
Santander Bank Auto Credit-Linked Notes,
Series 2023-B, Class D 144A 144A
6.663%, 12/15/33 144A  280,000 281
Santander Bank Auto Credit-Linked Notes,
Series 2024-A, Class B 144A 144A
5.622%, 6/15/32 144A  250,000 250
Santander Bank Auto Credit-Linked Notes,
Series 2024-A, Class C 144A 144A
5.818%, 6/15/32 144A  250,000 250
Santander Consumer Auto Receivables Trust,
Series 2021-AA, Class D 144A 144A
1.570%, 1/15/27 144A  450,000 428
Santander Drive Auto Receivables Trust,
Series 2020-3, Class D
1.640%, 11/16/26  77,970 77
Structured Products (29.4%) Shares/ Par
+
Value
$ (000’s)
Asset Backed Securities continued
Santander Drive Auto Receivables Trust,
Series 2021-4, Class D
1.670%, 10/15/27  450,000 433
Santander Drive Auto Receivables Trust,
Series 2023-1, Class C
5.090%, 5/15/30  260,000 258
Santander Retail Auto Lease Trust, Series
2022-B, Class B 144A 144A
3.850%, 3/22/27 144A  150,000 148
SBNA Auto Lease Trust, Series 2024-A,
Class A3 144A 144A
5.390%, 11/20/26 144A  145,000 145
SBNA Auto Lease Trust, Series 2024-A,
Class A4 144A 144A
5.240%, 1/22/29 144A  140,000 140
SBNA Auto Lease Trust, Series 2024-B,
Class A4 144A 144A
5.550%, 12/20/28 144A  540,000 542
SCF Equipment Leasing Trust, Series 2023-
1A, Class A3 144A 144A
6.170%, 5/20/32 144A  470,000 481
SCF Equipment Trust LLC, Series 2024-1A,
Class A2 144A 144A
5.880%, 11/20/29 144A  565,000 566
SEB Funding LLC, Series 2024-1A, Class A2 144A 144A
7.386%, 4/30/54 144A  600,000 609
SFS Auto Receivables Securitization Trust,
Series 2024-1A, Class A3 144A 144A
4.950%, 5/21/29 144A  160,000 159
SFS Auto Receivables Securitization Trust,
Series 2024-1A, Class C 144A 144A
5.510%, 1/20/32 144A  55,000 55
SFS Auto Receivables Securitization Trust,
Series 2024-2A, Class A4 144A 144A
5.260%, 8/20/30 144A  145,000 146
Sierra Receivables Funding Co. LLC, Series
2019-2A, Class A 144A 144A
2.590%, 5/20/36 144A  73,106 73
Sierra Receivables Funding Co. LLC, Series
2019-3A, Class A 144A 144A
2.340%, 7/15/38 144A  179,628 178
Sierra Receivables Funding Co. LLC, Series
2020-2A, Class C 144A 144A
3.510%, 7/20/37 144A  63,327 62
Sierra Receivables Funding Co. LLC, Series
2021-2A, Class B 144A 144A
1.800%, 9/20/38 144A  99,272 94
Sierra Receivables Funding Co. LLC, Series
2021-2A, Class C 144A 144A
1.950%, 9/20/38 144A  207,368 195
SMB Private Education Loan Trust, Series
2016-C, Class A2B 144A 144A
6.543%, (US SOFR 1 Month plus 1.215%),
9/15/34 144A  41,833 42
SMB Private Education Loan Trust, Series
2018-B, Class A2A 144A 144A
3.600%, 1/15/37 144A  71,815 70
SMB Private Education Loan Trust, Series
2018-B, Class A2B 144A 144A
6.163%, (US SOFR 1 Month plus 0.835%),
1/15/37 144A  171,843 171

Short-Term Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Structured Products (29.4%) Shares/ Par
+
Value
$ (000’s)
Asset Backed Securities continued
SMB Private Education Loan Trust, Series
2020-BA, Class A1A 144A 144A
1.290%, 7/15/53 144A  89,451 82
SMB Private Education Loan Trust, Series
2020-PTB, Class A2A 144A 144A
1.600%, 9/15/54 144A  638,789 585
SMB Private Education Loan Trust, Series
2021-B, Class A 144A 144A
1.310%, 7/17/51 144A  434,986 395
Symphony CLO I, Ltd., Series 2021-1A,
Class B 144A 144A
7.035%, (US SOFR 3 Month plus 1.712%),
10/25/29 144A  815,000 810
Symphony CLO XXIII, Ltd., Series 2021-23A,
Class AR 144A 144A
6.610%, (US SOFR 3 Month plus 1.282%),
1/15/34 144A  996,153 997
Symphony CLO XXVI, Ltd., Series 2021-26A,
Class AR 144A 144A
6.666%, (US SOFR 3 Month plus 1.342%),
4/20/33 144A  285,000 285
Tricon Residential Trust, Series 2024-SFR2,
Class A 144A 144A
4.750%, 6/17/40 144A  280,000 273
Tricon Residential Trust, Series 2024-SFR2,
Class D 144A 144A
6.000%, 6/17/28 144A  510,000 503
Trinitas CLO VI, Ltd., Series 2017-6A,
Class ARRR 144A 144A
6.663%, (US SOFR 3 Month plus 1.330%),
1/25/34 144A  460,000 461
US Bank NA, Series 2023-1, Class B 144A 144A
6.789%, 8/25/32 144A  184,699 185
Verdant Receivables LLC, Series 2023-1A,
Class A2 144A 144A
6.240%, 1/13/31 144A  512,971 516
Verdant Receivables LLC, Series 2024-1A,
Class A2 144A 144A
5.680%, 12/12/31 144A  125,000 125
Voya CLO, Series 2018-3A, Class BR2 144A 144A
7.129%, (US SOFR 3 Month plus 1.800%),
10/15/31 144A  575,000 576
Wheels Fleet Lease Funding, Series 2023-2A,
Class A 144A 144A
6.460%, 8/18/38 144A  775,000 781
Wheels Fleet Lease Funding, Series 2024-1A,
Class A1 144A 144A
5.490%, 2/18/39 144A  640,000 640
World Omni Auto Receivables Trust, Series
2022-A, Class C
2.550%, 9/15/28  325,000 308
World Omni Select Auto Trust, Series 2020-A,
Class C
1.250%, 10/15/26  197,061 196
World Omni Select Auto Trust, Series 2021-A,
Class D
1.440%, 11/15/27  180,000 170
Structured Products (29.4%) Shares/ Par
+
Value
$ (000’s)
Asset Backed Securities continued
World Omni Select Auto Trust, Series 2023-A,
Class B
5.870%, 8/15/28  445,000 447
Total 64,246
Mortgage Securities (12.6%)
Angel Oak Mortgage Trust, Series 2020-3,
Class A3 144A 144A
2.872%, (AFC), 4/25/65 144A  41,688 39
Angel Oak Mortgage Trust, Series 2021-1,
Class A1 144A 144A
0.909%, (AFC), 1/25/66 144A  245,878 208
Angel Oak Mortgage Trust, Series 2021-1,
Class A2 144A 144A
1.115%, (AFC), 1/25/66 144A  71,932 61
Angel Oak Mortgage Trust, Series 2021-2,
Class A1 144A 144A
0.985%, (AFC), 4/25/66 144A  244,344 203
Angel Oak Mortgage Trust, Series 2021-2,
Class A2 144A 144A
1.190%, (AFC), 4/25/66 144A  77,070 64
BANK, Series 2024-BNK47, Class A1
5.523%, 6/15/57  100,000 100
Bayview MSR Opportunity Master Fund Trust,
Series 2021-5, Class A5 144A 144A
2.500%, (AFC), 11/25/51 144A  305,698 263
BBCMS Mortgage Trust, Series 2024-C27,
Class A1
5.502%, 7/15/57  133,000 133
BCP Trust, Series 2021-330N, Class A 144A 144A
6.242%, (US SOFR 1 Month plus 0.914%),
6/15/38 144A  290,000 272
BINOM Securitization Trust, Series 2021-INV1,
Class A3 144A 144A
2.625%, (AFC), 6/25/56 144A  160,967 139
BPR Trust, Series 2021-TY, Class B 144A 144A
6.593%, (US SOFR 1 Month plus 1.265%),
9/25/38 144A  450,000 443
BRAVO Residential Funding Trust, Series
2021-NQM3, Class A1 144A 144A
1.699%, (AFC), 4/26/60 144A  235,552 212
BSREP Commercial Mortgage Trust, Series
2021-DC, Class D 144A 144A
7.343%, (US SOFR 1 Month plus 2.015%),
8/15/38 144A  189,541 141
BX Trust, Series 2021-ARIA, Class C 144A 144A
7.089%, (US SOFR 1 Month plus 1.761%),
10/15/36 144A  330,000 324
BX Trust, Series 2021-VIEW, Class A 144A 144A
6.723%, (US SOFR 1 Month plus 1.395%),
6/15/36 144A  255,000 248
BX Trust, Series 2024-MDHS, Class A 144A 144A
6.970%, (US SOFR 1 Month plus 1.641%),
5/15/41 144A  500,000 499
BX Trust, Series 2024-MDHS, Class B 144A 144A
7.170%, (US SOFR 1 Month plus 1.841%),
5/15/41 144A  500,000 499

Short-Term Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Structured Products (29.4%) Shares/ Par
+
Value
$ (000’s)
Mortgage Securities continued
CIM Trust, Series 2020-INV1, Class A2 144A 144A
2.500%, (AFC), 4/25/50 144A  262,345 212
Citigroup Commercial Mortgage Trust, Series
2013-375P, Class B 144A 144A
3.635%, (CSTR), 5/10/35 144A  435,000 418
Citigroup Commercial Mortgage Trust, Series
2013-375P, Class C 144A 144A
3.635%, (CSTR), 5/10/35 144A  255,000 242
Citigroup Mortgage Loan Trust, Series 2020-
EXP2, Class A3 144A 144A
2.500%, 8/25/50 144A  244,939 204
Citigroup Mortgage Loan Trust, Series 2020-
EXP2, Class A4 144A 144A
2.500%, (AFC), 8/25/50 144A  340,193 283
Cold Storage Trust, Series 2020-ICE5, Class A 144A 144A
6.341%, (US SOFR 1 Month plus 1.015%),
11/15/37 144A  216,258 215
Cold Storage Trust, Series 2020-ICE5, Class B 144A 144A
6.741%, (US SOFR 1 Month plus 1.415%),
11/15/37 144A  953,501 950
COLT Mortgage Loan Trust, Series 2020-3,
Class A1 144A 144A
1.506%, (AFC), 4/27/65 144A  21,334 20
COLT Mortgage Loan Trust, Series 2021-1,
Class A2 144A 144A
1.167%, (AFC), 6/25/66 144A  231,449 193
COMM Mortgage Trust, Series 2014-CR15,
Class B
4.032%, (CSTR), 2/10/47  232,044 224
COMM Mortgage Trust, Series 2014-CR19,
Class AM
4.080%, 8/10/47  98,350 98
COMM Mortgage Trust, Series 2014-CR19,
Class D 144A 144A
4.777%, (CSTR), 8/10/47 144A  185,000 166
COMM Mortgage Trust, Series 2014-UBS2,
Class B
4.701%, 3/10/47  75,707 73
COMM Mortgage Trust, Series 2017-PANW,
Class D 144A 144A
4.343%, (CSTR, AFC), 10/10/29 144A  195,000 174
Credit Suisse Mortgage Trust, Series 2020-
NET, Class A 144A 144A
2.256%, 8/15/37 144A  180,627 171
Credit Suisse Mortgage Trust, Series 2020-
NET, Class D 144A 144A
3.828%, (CSTR), 8/15/37 144A  445,000 414
CSAIL Commercial Mortgage Trust, Series
2015-C3, Class A4
3.718%, 8/15/48  305,000 297
CSAIL Commercial Mortgage Trust, Series
2019-C16, Class A1
2.360%, 6/15/52  1,241 1
CyrusOne Data Centers Issuer I LLC, Series
2024-1A, Class A2 144A 144A
4.760%, 3/22/49 144A  115,000 108
CyrusOne Data Centers Issuer I LLC, Series
2024-2A, Class A2 144A 144A
4.500%, 5/20/49 144A  960,000 889
Structured Products (29.4%) Shares/ Par
+
Value
$ (000’s)
Mortgage Securities continued
Deephaven Residential Mortgage Trust, Series
2021-1, Class A3 144A 144A
1.128%, (AFC), 5/25/65 144A  53,375 50
Deephaven Residential Mortgage Trust, Series
2021-2, Class A3 144A 144A
1.260%, (AFC), 4/25/66 144A  103,078 89
Ellington Financial Mortgage Trust, Series
2019-2, Class A3 144A 144A
3.046%, (AFC), 11/25/59 144A  37,221 35
Ellington Financial Mortgage Trust, Series
2021-2, Class A3 144A 144A
1.291%, (AFC), 6/25/66 144A  142,508 116
Ellington Financial Mortgage Trust, Series
2021-3, Class A3 144A 144A
1.550%, (AFC), 9/25/66 144A  152,417 123
Extended Stay America Trust, Series 2021-
ESH, Class C 144A 144A
7.143%, (US SOFR 1 Month plus 1.815%),
7/15/38 144A  435,741 435
Federal Home Loan Mortgage Corp.
1.500%, 2/1/36  603,380 519
2.500%, 1/1/52  536,631 444
2.500%, 4/1/52  291,510 241
3.000%, 11/1/34  28,643 27
3.500%, 3/1/46  29,522 27
3.500%, 12/1/47  265,889 240
4.000%, 12/1/49  83,775 78
4.500%, 5/1/50  49,629 47
5.000%, 12/1/41  102,282 101
5.500%, 8/1/53  529,526 523
6.000%, 9/1/34  891 1
6.000%, 2/1/35  17,090 17
6.000%, 9/1/35  5,653 6
6.000%, 2/1/53  282,892 288
6.000%, 6/1/54  1,907,568 1,922
7.000%, 3/1/39  31,116 32
7.500%, 6/1/38  26,709 28
Federal Home Loan Mortgage Corp., Series
2017-SC02, Class M1 144A 144A
3.870%, (CSTR), 5/25/47 144A  14,641 14
Federal Home Loan Mortgage Corp., Series
3713, Class PA
2.000%, 2/15/40  23,278 23
Federal Home Loan Mortgage Corp., Series
4092, Class CL
1.250%, 6/15/27  51,190 50
Federal Home Loan Mortgage Corp., Series
K753, Class A1
4.600%, 6/25/30  330,413 328
Federal National Mortgage Association
2.000%, 10/1/50  203,459 161
2.500%, 1/1/52  747,039 616
3.000%, 9/1/28  106,554 103
3.000%, 12/1/34  67,575 63
3.000%, 3/1/35  28,383 26
3.500%, 5/1/27  91,357 89
3.500%, 4/1/46  182,159 165
3.500%, 2/1/48  317,301 286
3.500%, 1/1/52  121,324 108
4.000%, 1/1/47  49,085 46
4.000%, 2/1/49  10,032 9

Short-Term Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Structured Products (29.4%) Shares/ Par
+
Value
$ (000’s)
Mortgage Securities continued
4.000%, 11/1/49  29,304 27
4.000%, 12/1/49  9,807 9
4.000%, 8/1/52  185,290 170
4.000%, 9/1/52  940,018 861
4.500%, 5/1/40  38,054 37
4.500%, 9/1/40  33,418 32
4.500%, 5/1/41  67,013 65
4.500%, 8/1/48  20,054 19
4.500%, 9/1/48  18,456 18
4.500%, 10/1/48  134,107 129
4.500%, 11/1/48  26,614 25
4.500%, 12/1/48  140,150 134
4.500%, 5/1/49  79,772 76
4.500%, 1/1/50  17,803 17
5.000%, 10/1/33  53,484 53
5.000%, 6/1/40  32,623 32
5.000%, 7/1/45  48,125 48
5.000%, 9/1/48  46,333 46
5.000%, 2/1/49  21,473 21
5.000%, 8/1/49  16,892 17
5.000%, 10/1/52  352,458 341
5.000%, 9/1/53  306,815 297
5.500%, 8/1/37  32,300 32
5.500%, 2/1/38  124,151 125
5.500%, 10/1/53  334,472 331
5.500%, 3/1/54  606,107 599
6.000%, 3/1/34  27,372 28
6.000%, 8/1/34  75,775 77
6.000%, 11/1/34  2,765 3
6.000%, 12/1/34  1,005 1
6.000%, 4/1/35  1,792 2
6.000%, 5/1/38  1,243 1
6.000%, 10/1/40  62,556 64
6.000%, 2/1/49  256,119 265
6.000%, 7/1/53  303,487 306
6.000%, 8/1/53  2,251,392 2,269
6.000%, 1/1/54  685,846 688
6.000%, 6/1/54  609,991 614
6.500%, 7/1/32  8,408 9
6.500%, 12/1/32  7,990 8
6.500%, 10/1/53  1,122,877 1,147
6.500%, 1/1/54  1,274,865 1,304
Federal National Mortgage Association, Series
2011-113, Class AG
2.500%, 11/25/26  9,061 9
Federal National Mortgage Association, Series
2017-90, Class KA
3.000%, 11/25/47  153,832 141
Federal National Mortgage Association, Series
2018-C03, Class 1EB2
6.300%, (US 30 Day Average SOFR plus
0.965%), 10/25/30  80,028 80
Flagstar Mortgage Trust, Series 2020-1INV,
Class A11 144A 144A
6.000%, (US SOFR 1 Month plus 0.965%),
3/25/50 144A  94,035 89
Fontainebleau Miami Beach Trust, Series
2019-FBLU, Class A 144A 144A
3.144%, 12/10/36 144A  300,000 296
Structured Products (29.4%) Shares/ Par
+
Value
$ (000’s)
Mortgage Securities continued
Galton Funding Mortgage Trust, Series 2018-
1, Class A33 144A 144A
3.500%, (AFC), 11/25/57 144A  23,243 20
Galton Funding Mortgage Trust, Series 2019-
1, Class A21 144A 144A
4.500%, (AFC), 2/25/59 144A  24,434 23
Galton Funding Mortgage Trust, Series 2019-
1, Class A32 144A 144A
4.000%, (AFC), 2/25/59 144A  10,630 10
Galton Funding Mortgage Trust, Series 2019-
H1, Class M1 144A 144A
3.339%, (AFC), 10/25/59 144A  260,000 245
Galton Funding Mortgage Trust, Series 2020-
H1, Class M1 144A 144A
2.832%, (AFC), 1/25/60 144A  285,000 237
Government National Mortgage Association
3.000%, 9/20/47  438,815 387
3.500%, 12/20/42  2,850 3
3.500%, 9/20/43  38,858 36
3.500%, 8/20/44  74,064 68
3.500%, 10/20/46  491 –π
3.500%, 11/20/46  29,682 27
3.500%, 1/20/47  32,471 30
3.500%, 7/20/52  1,010,907 908
4.000%, 3/20/48  60,740 56
4.000%, 4/20/50  221,701 206
4.000%, 10/20/50  140,531 131
4.000%, 9/20/52  185,560 171
4.500%, 7/20/41  158,428 155
5.000%, 3/20/34  158,222 158
5.000%, 1/20/48  25,245 25
5.000%, 2/20/48  124,248 124
5.500%, 6/20/37  35,829 37
5.500%, 9/15/45  106,344 108
5.500%, 3/20/48  18,299 19
5.500%, 12/20/48  10,137 10
5.500%, 2/20/49  131,999 133
Government National Mortgage Association
TBA
5.000%, 7/20/53  310,000 302
5.500%, 7/15/54  580,000 575
6.500%, 7/15/54  455,000 461
GS Mortgage Backed Securities Trust, Series
2014-EB1A, Class 2A1 144A 144A
5.912%, (CSTR), 7/25/44 144A  2,377 2
GS Mortgage Securities Trust, Series 2021-
ROSS, Class B 144A 144A
7.193%, (US SOFR 1 Month plus 1.715%),
5/15/26 144A  390,000 311
HILT Commercial Mortgage Trust, Series
2024-ORL, Class B 144A 144A
7.270%, (US SOFR 1 Month plus 1.941%),
5/15/37 144A  485,000 484
Imperial Fund Mortgage Trust, Series 2021-
NQM2, Class A3 144A 144A
1.516%, (AFC), 9/25/56 144A  225,844 186
Imperial Fund Mortgage Trust, Series 2022-
NQM4, Class A1 144A 144A
4.767%, (AFC), 6/25/67 144A ∑ 693,134 680

Short-Term Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Structured Products (29.4%) Shares/ Par
+
Value
$ (000’s)
Mortgage Securities continued
JP Morgan Chase Commercial Mortgage
Securities Trust, Series 2019-BKWD,
Class C 144A 144A
7.543%, (US SOFR 1 Month plus 2.215%),
9/15/29 144A  250,000 207
JP Morgan Chase Commercial Mortgage
Securities Trust, Series 2020-609M, Class B 144A 144A
7.463%, (US SOFR 1 Month plus 2.135%),
10/15/33 144A  540,000 497
JP Morgan Chase Commercial Mortgage
Securities Trust, Series 2020-609M, Class C 144A 144A
7.863%, (US SOFR 1 Month plus 2.535%),
10/15/33 144A  440,000 383
JP Morgan Mortgage Trust, Series 2020-INV1,
Class A11 144A 144A
6.000%, (US SOFR 1 Month plus 0.945%),
(AFC), 8/25/50 144A  39,268 37
JP Morgan Mortgage Trust, Series 2020-INV1,
Class A15 144A 144A
3.500%, (AFC), 8/25/50 144A  63,925 56
KNDR Trust, Series 2021-KIND, Class C 144A 144A
7.194%, (US SOFR 1 Month plus 1.865%),
8/15/38 144A  575,276 560
LSTAR Commercial Mortgage Trust, Series
2017-5, Class AS 144A 144A
4.021%, 3/10/50 144A  340,000 313
MED Commercial Mortgage Trust, Series
2024-MOB, Class A 144A 144A
6.920%, (US SOFR 1 Month plus 1.592%),
5/15/41 144A  440,000 437
MetLife Securitization Trust, Series 2017-1A,
Class A 144A 144A
3.000%, (AFC), 4/25/55 144A  62,306 58
MFRA Trust, Series 2021-INV1, Class A1 144A 144A
0.852%, (AFC), 1/25/56 144A  75,436 71
MFRA Trust, Series 2021-NQM2, Class A2 144A 144A
1.317%, (AFC), 11/25/64 144A  104,624 90
Morgan Stanley Capital I Trust, Series 2014-
150E, Class A 144A 144A
3.912%, 9/9/32 144A  610,000 531
Morgan Stanley Capital I Trust, Series 2019-
NUGS, Class D 144A 144A
7.243%, (US SOFR 1 Month plus 1.915%),
12/15/36 144A  315,000 87
Morgan Stanley Residential Mortgage Loan
Trust, Series 2021-2, Class A4 144A 144A
2.500%, (AFC), 5/25/51 144A  122,254 106
Morgan Stanley Residential Mortgage Loan
Trust, Series 2023-NQM1, Class A2 144A 144A
8.530%, (AFC), 9/25/68 144A ∑ 137,525 140
New Residential Mortgage Loan Trust, Series
2021-INV2, Class A7 144A 144A
2.500%, (AFC), 9/25/51 144A  749,534 650
OBX Trust, Series 2019-EXP2, Class 2A2 144A 144A
6.639%, (US SOFR 1 Month plus 1.315%),
7/25/59 144A  47,364 46
OBX Trust, Series 2019-EXP3, Class 2A1 144A 144A
6.360%, (US SOFR 1 Month plus 1.015%),
(AFC), 10/25/59 144A  50,040 50
OBX Trust, Series 2020-EXP1, Class 1A8 144A 144A
3.500%, 2/25/60 144A  136,425 120
Structured Products (29.4%) Shares/ Par
+
Value
$ (000’s)
Mortgage Securities continued
OBX Trust, Series 2020-EXP1, Class 2A1 144A 144A
6.210%, (US SOFR 1 Month plus 0.865%),
2/25/60 144A  109,403 105
OBX Trust, Series 2020-EXP1, Class 2A2 144A 144A
6.410%, (US SOFR 1 Month plus 1.065%),
2/25/60 144A  65,105 62
OBX Trust, Series 2020-EXP2, Class A8 144A 144A
3.000%, (AFC), 5/25/60 144A  164,130 137
OBX Trust, Series 2020-EXP2, Class A9 144A 144A
3.000%, (AFC), 5/25/60 144A  41,032 34
OBX Trust, Series 2020-EXP3, Class 1A8 144A 144A
3.000%, (AFC), 1/25/60 144A  145,778 126
OBX Trust, Series 2020-INV1, Class A5 144A 144A
3.500%, (AFC), 12/25/49 144A  37,842 33
OBX Trust, Series 2023-NQM10, Class A2 144A 144A
7.920%, (AFC), 10/25/63 144A ∑ 89,815 91
OBX Trust, Series 2023-NQM9, Class A2 144A 144A
8.513%, (AFC), 10/25/63 144A ∑ 87,504 89
Oceanview Mortgage Trust, Series 2022-1,
Class A5 144A 144A
2.500%, (AFC), 12/25/51 144A  390,691 337
ONE Park Mortgage Trust, Series 2021-PARK,
Class B 144A 144A
6.393%, (US SOFR 1 Month plus 1.065%),
3/15/36 144A  755,000 723
ONE Park Mortgage Trust, Series 2021-PARK,
Class C 144A 144A
6.543%, (US SOFR 1 Month plus 1.215%),
3/15/36 144A  405,000 384
SDR Trust, Series 2024-DSNY, Class B 144A 144A
7.070%, (US SOFR 1 Month plus 1.741%),
5/15/39 144A  400,000 398
Sequoia Mortgage Trust, Series 2018-CH2,
Class A21 144A 144A
4.000%, (AFC), 6/25/48 144A  18,593 17
Sequoia Mortgage Trust, Series 2018-CH2,
Class A3 144A 144A
4.000%, (AFC), 6/25/48 144A  42,888 39
Sequoia Mortgage Trust, Series 2018-CH3,
Class A19 144A 144A
4.500%, (AFC), 8/25/48 144A  2,535 2
SG Residential Mortgage Trust, Series 2020-2,
Class A1 144A 144A
1.381%, (AFC), 5/25/65 144A  84,320 74
STACR Trust, Series 2021-DNA5, Class M2 144A 144A
6.985%, (US 30 Day Average SOFR plus
1.650%), 1/25/34 144A  138,595 139
STACR Trust, Series 2021-DNA7, Class M1 144A 144A
6.185%, (US 30 Day Average SOFR plus
0.850%), 11/25/41 144A  135,634 136
STACR Trust, Series 2021-DNA7, Class M2 144A 144A
7.135%, (US 30 Day Average SOFR plus
1.800%), 11/25/41 144A  375,000 379
STACR Trust, Series 2022-DNA5, Class M1A 144A 144A
8.285%, (US 30 Day Average SOFR plus
2.950%), 6/25/42 144A  445,792 458
STACR Trust, Series 2023-HQA3, Class A1 144A 144A
7.185%, (US 30 Day Average SOFR plus
1.850%), 11/25/43 144A  165,343 168

Short-Term Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Structured Products (29.4%) Shares/ Par
+
Value
$ (000’s)
Mortgage Securities continued
STACR Trust, Series 2024-HQA1, Class A1 144A 144A
6.585%, (US 30 Day Average SOFR plus
1.250%), 3/25/44 144A  704,742 707
Starwood Mortgage Residential Trust, Series
2019-INV1, Class A3 144A 144A
2.916%, (AFC), 9/27/49 144A  138,617 135
Starwood Mortgage Residential Trust, Series
2020-1, Class A2 144A 144A
2.408%, (AFC), 2/25/50 144A  149,981 140
Starwood Mortgage Residential Trust, Series
2021-2, Class A1 144A 144A
0.943%, (AFC), 5/25/65 144A  118,827 108
Starwood Mortgage Residential Trust, Series
2021-4, Class A1 144A 144A
1.162%, (AFC), 8/25/56 144A  532,904 457
Toorak Mortgage Corp., Series 2021-INV1,
Class A2 144A 144A
1.409%, (AFC), 7/25/56 144A  100,526 86
Towd Point Mortgage Trust, Series 2015-1,
Class A1 144A 144A
3.000%, (AFC), 1/28/58 144A  31,133 30
Towd Point Mortgage Trust, Series 2017-3,
Class A1 144A 144A
2.750%, (AFC), 7/25/57 144A  25,680 25
Towd Point Mortgage Trust, Series 2022-4,
Class A1 144A 144A
3.750%, (AFC), 9/25/62 144A  784,185 731
TX Trust, Series 2024-HOU, Class B 144A 144A
7.410%, (US SOFR 1 Month plus 2.091%),
6/15/39 144A  535,000 530
United Wholsale Mortgage LLC, Series 2021-
INV2, Class A4 144A 144A
2.500%, (AFC), 9/25/51 144A  141,690 122
Verus Securitization Trust, Series 2019-INV2,
Class A1 144A 144A
3.913%, (AFC), 7/25/59 144A  37,465 37
Verus Securitization Trust, Series 2019-INV2,
Class A2 144A 144A
4.117%, (AFC), 7/25/59 144A  50,479 50
Verus Securitization Trust, Series 2020-2,
Class A1 144A 144A
3.226%, (AFC), 5/25/60 144A  16,039 16
Verus Securitization Trust, Series 2020-5,
Class A3 144A 144A
1.733%, (AFC), 5/25/65 144A ∑ 57,414 54
Verus Securitization Trust, Series 2021-1,
Class A1 144A 144A
0.815%, (AFC), 1/25/66 144A  71,350 63
Verus Securitization Trust, Series 2021-1,
Class A3 144A 144A
1.155%, (AFC), 1/25/66 144A  58,248 51
Verus Securitization Trust, Series 2021-2,
Class A1 144A 144A
1.031%, (AFC), 2/25/66 144A  136,033 119
Verus Securitization Trust, Series 2021-2,
Class A2 144A 144A
1.052%, (AFC), 1/25/66 144A  99,021 87
Verus Securitization Trust, Series 2021-5,
Class A3 144A 144A
1.373%, (AFC), 9/25/66 144A  188,517 158
Structured Products (29.4%) Shares/ Par
+
Value
$ (000’s)
Mortgage Securities continued
Verus Securitization Trust, Series 2021-R1,
Class A2 144A 144A
1.057%, (AFC), 10/25/63 144A  39,260 36
Verus Securitization Trust, Series 2021-R2,
Class A1 144A 144A
0.918%, (AFC), 2/25/64 144A  143,809 128
Verus Securitization Trust, Series 2022-1,
Class A3 144A 144A
3.288%, (AFC), 1/25/67 144A  818,104 726
Verus Securitization Trust, Series 2022-6,
Class A1 144A 144A
4.910%, (AFC), 6/25/67 144A ∑ 203,327 201
Verus Securitization Trust, Series 2023-6,
Class A2 144A 144A
7.939%, (AFC), 9/25/68 144A ∑ 242,712 244
Verus Securitization Trust, Series 2023-7,
Class A2 144A 144A
8.272%, (AFC), 10/25/68 144A ∑ 291,045 295
Verus Securitization Trust, Series 2023-8,
Class A2 144A 144A
7.664%, (AFC), 12/25/68 144A ∑ 191,163 192
Verus Securitization Trust, Series 2023-INV3,
Class A2 144A 144A
7.330%, (AFC), 11/25/68 144A  521,454 529
Vista Point Securitization Trust, Series 2020-2,
Class A3 144A 144A
2.496%, (AFC), 4/25/65 144A  37,108 34
Wells Fargo Commercial Mortgage Trust,
Series 2015-NXS2, Class A2
3.020%, 7/15/58  34,420 34
Total 48,461
Total Structured Products (Cost: $115,913) 112,707
144A 144A 144A
Short-Term Investments ( 1.5% )
Commercial Paper (1.5%)
Crown Castle, Inc.
0.000%, 7/9/24 1,080,000 1,078
Ovintiv, Inc.
0.000%, 7/22/24 1,315,000 1,310
Targa Resources Corp.
0.000%, 7/24/24 1,115,000 1,110
VF Corp.
0.000%, 7/23/24 1,005,000 1,001
Walgreens Boots Alliance, Inc.
0.000%, 7/10/24 1,080,000 1,078
Total 5,577
Total Short-Term Investments (Cost: $5,579) 5,577
Total Investments (99.2%) (Cost: $385,245)
@
380,110
Other Assets, Less Liabilities (0.8%) 3,025
Net Assets (100.0%) 383,135

Short-Term Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Exchange Traded or Centrally Cleared Derivatives
Futures
Issuer
Long/
Short Currency
Notional Par
(000's)
Number
of
Contracts
Expiration
Date
Notional Value
(000's)
Unrealized
Appreciation/
(Depreciation)
(000's)
Variation Margin
(000's)
Five-Year US Treasury Note Future Short USD 1,700 17 9/24 $ 1,812 $ (7) $ 2
Ten-Year US Treasury Note Future Short USD 6,000 60 9/24 6,599 (61) 16
Two-Year US Treasury Note Future Long USD 96,600 483 9/24 98,638 281 (11)
Ultra Long Term US Treasury Bond Future Short USD 1,000 10 9/24 1,253 (14) 16
Ultra Ten-Year US Treasury Note Future Short USD 4,600 46 9/24 5,222 (51) 22
$ 148 $ 45
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection
Reference Entity
Receive
Fixed
Rate
Expiration
Date
Implied
Credit
Spread
Notional
Amount
(000's) Currency
Upfront
Premium Paid/
(Received)
(000's)
Unrealized
Appreciation/
(Depreciation)
(000's)
Market
Value(000's)
Variation
Margin(000's)
Markit CDX North America
Investment Grade
Index, Series 42
1.000% 6/29 0.535% 3,842 USD $ 70 $ 9 $ 79 $ –π
$ 70 $ 9 $ 79 $ –π
Financial Derivative Assets Financial Derivative Liabilities
Variation Margin (000's) Variation Margin (000's)
Market Value
(000's)
Swaps Futures Total Swaps Futures Total Options
Total Exchange-Traded or
Centrally Cleared Derivatives
$ –π $ 56 $ 56 $ – $ (11) $ (11) $ –
+ All par is stated in U.S. Dollar unless otherwise noted.
§ Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. At June 30, 2024, the aggregate value of these securities was $6,807 (in thousands), representing 1.8% of net assets.
144A Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2024 the value of these securities (in thousands) was $125,068 representing 32.6%
of the net assets.
α Rate shown is the rate as of the period end. The rate may be based on a fixed rate, a capped rate or a  floor rate and may convert to a variable or floating rate in the future.
β Part or all of the security has been pledged as collateral.
π Amount is less than one thousand.
∑ Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
@ At June 30, 2024, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $385,315 and the net unrealized depreciation of investments based on that cost was $4,978 which is comprised of $1,236 aggregate gross unrealized appreciation and
$6,214 aggregate gross unrealized depreciation.  Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio's most recent annual report.

Short-Term Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

The following is a summary of the inputs used in valuing the Portfolio's Investments at June 30, 2024.  See Note 3 for additional information on portfolio valuation.
Valuation Inputs
Description
Level 1 - Quoted
Prices
Level 2 - Other
Significant
Observable Inputs
Level 3
- Significant
Unobservable
Inputs
(Amounts in thousands)
Assets:
Corporate Bonds $ — $ 168,360 $ —
Governments — 93,466 —
Structured Products — 112,707 —
Short-Term Investments — 5,577 —
Other Financial Instruments
Ω
Futures 281 — —
Credit Default Swaps — 79 —
Total Assets:
$ 281 $ 380,189 $ —
Liabilities:
Other Financial Instruments
Ω
Futures (133) — —
Total Liabilities:
$ (133) $ — $ —
Ω
Other financial instruments are derivative instruments such as futures and forward foreign currency contracts, which are valued at the unrealized appreciation
(depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Schedule of Investments
June 30, 2024 (unaudited)
Select Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Corporate Bonds ( 25.8% ) Shares/ Par
+
Value
$ (000's)
Basic Materials (0.7%)
Anglo American Capital PLC  144A  144A
5.750%, 4/5/34 144A 1,629,000 1,626
Celanese US Holdings LLC
6.379%, 7/15/32 2,330,000 2,394
6.550%, 11/15/30 600,000 627
The Dow Chemical Co.
5.150%, 2/15/34 2,031,000 1,987
5.600%, 2/15/54 1,518,000 1,459
Glencore Funding LLC  144A  144A
5.371%, 4/4/29 144A 4,069,000 4,050
5.634%, 4/4/34 144A 3,553,000 3,499
LYB International Finance III, LLC
3.625%, 4/1/51 2,051,000 1,410
5.500%, 3/1/34 2,794,000 2,764
Total 19,816
Communications (1.7%)
AT&T, Inc.
3.500%, 6/1/41 962,000 735
3.500%, 9/15/53 1,492,000 1,013
3.550%, 9/15/55 1,490,000 1,004
3.650%, 9/15/59 942,000 632
3.800%, 12/1/57 2,709,000 1,893
5.400%, 2/15/34 2,184,000 2,184
Charter Communications Operating LLC /
Charter Communications Operating Capital
Corp.
3.500%, 6/1/41 518,000 348
3.500%, 3/1/42 2,527,000 1,681
3.900%, 6/1/52 734,000 460
5.250%, 4/1/53 1,267,000 994
5.500%, 4/1/63 526,000 408
6.100%, 6/1/29 4,807,000 4,823
6.150%, 11/10/26 2,088,000 2,108
6.550%, 6/1/34 2,670,000 2,671
Cisco Systems, Inc.
4.800%, 2/26/27 3,046,000 3,038
4.950%, 2/26/31 2,030,000 2,028
5.050%, 2/26/34 3,554,000 3,551
5.300%, 2/26/54 1,524,000 1,493
Comcast Corp.
2.987%, 11/1/63 1,126,000 661
4.049%, 11/1/52 970,000 751
5.300%, 6/1/34 4,121,000 4,131
5.350%, 11/15/27 1,978,000 1,999
5.650%, 6/1/54 2,058,000 2,054
T-Mobile USA, Inc.
2.250%, 2/15/26 2,102,000 1,996
2.550%, 2/15/31 1,505,000 1,278
3.750%, 4/15/27 3,202,000 3,078
Verizon Communications, Inc.
5.500%, 2/23/54 1,827,000 1,788
Total 48,800
Corporate Bonds (25.8%) Shares/ Par
+
Value
$ (000’s)
Consumer, Cyclical (1.4%)
Daimler Finance North America LLC  144A  144A
5.125%, 9/25/29 144A 353,000 350
Delta Air Lines, Inc./ SkyMiles IP, Ltd.  144A  144A
4.750%, 10/20/28 144A 3,304,000 3,218
Ford Motor Credit Co. LLC
2.900%, 2/10/29 5,151,000 4,542
4.000%, 11/13/30 2,912,000 2,600
General Motors Financial Co., Inc.
2.700%, 6/10/31 1,624,000 1,343
The Home Depot, Inc.
3.625%, 4/15/52 979,000 724
4.750%, 6/25/29 1,531,000 1,522
4.850%, 6/25/31 2,041,000 2,025
5.300%, 6/25/54 713,000 696
Hyundai Capital America  144A  144A
1.300%, 1/8/26 144A 1,898,000 1,781
5.300%, 6/24/29 144A 2,048,000 2,037
5.400%, 6/24/31 144A 1,536,000 1,523
5.600%, 3/30/28 144A 3,132,000 3,153
5.700%, 6/26/30 144A 1,001,000 1,014
6.500%, 1/16/29 144A 913,000 953
Lowe's Companies, Inc.
4.250%, 4/1/52 2,437,000 1,915
5.625%, 4/15/53 488,000 473
5.750%, 7/1/53 1,520,000 1,497
5.850%, 4/1/63 501,000 488
McDonald's Corp.
4.700%, 12/9/35 1,722,000 1,635
4.800%, 8/14/28 1,028,000 1,022
5.000%, 5/17/29 2,570,000 2,567
5.450%, 8/14/53 2,499,000 2,414
Total 39,492
Consumer, Non-cyclical (4.0%)
AbbVie, Inc.
3.200%, 11/21/29 3,742,000 3,434
4.050%, 11/21/39 1,063,000 923
4.250%, 11/21/49 1,115,000 929
4.500%, 5/14/35 2,201,000 2,076
4.550%, 3/15/35 2,505,000 2,376
4.800%, 3/15/27 2,538,000 2,527
4.800%, 3/15/29 2,538,000 2,528
4.950%, 3/15/31 1,524,000 1,520
5.050%, 3/15/34 2,538,000 2,531
5.400%, 3/15/54 1,395,000 1,379
Adani International Container Terminal Private,
Ltd.  144A  144A
3.000%, 2/16/31 144A 792,920 663
Alcon Finance Corp.  144A  144A
2.600%, 5/27/30 144A 568,000 495
5.375%, 12/6/32 144A 2,685,000 2,690
Amgen, Inc.
5.650%, 3/2/53 2,564,000 2,525
Anheuser-Busch Cos. LLC / Anheuser-Busch
InBev Worldwide, Inc.
4.700%, 2/1/36 6,375,000 6,078

Select Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Corporate Bonds (25.8%) Shares/ Par
+
Value
$ (000’s)
Consumer, Non-cyclical continued
Anheuser-Busch InBev Worldwide, Inc.
4.375%, 4/15/38 1,302,000 1,185
5.450%, 1/23/39 1,024,000 1,038
5.800%, 1/23/59 750,000 780
AstraZeneca Finance LLC
5.000%, 2/26/34 2,052,000 2,041
BAT Capital Corp.
4.390%, 8/15/37 793,000 669
4.540%, 8/15/47 2,881,000 2,218
Becton Dickinson and Co.
5.081%, 6/7/29 2,047,000 2,045
Bristol-Myers Squibb Co.
5.650%, 2/22/64 1,525,000 1,490
Bunge, Ltd. Finance Corp.
1.630%, 8/17/25 1,033,000 988
The Coca-Cola Co.
5.000%, 5/13/34 1,542,000 1,547
5.300%, 5/13/54 1,334,000 1,324
5.400%, 5/13/64 512,000 508
CommonSpirit Health
3.347%, 10/1/29 941,000 864
Constellation Brands, Inc.
5.250%, 11/15/48 2,090,000 1,945
CVS Health Corp.
5.050%, 3/25/48 3,277,000 2,823
DH Europe Finance II SARL
2.200%, 11/15/24 2,462,000 2,432
Elevance Health, Inc.
5.150%, 6/15/29 2,213,000 2,219
5.375%, 6/15/34 1,545,000 1,552
Eli Lilly & Co.
4.700%, 2/9/34 2,016,000 1,977
5.000%, 2/9/54 1,518,000 1,450
5.100%, 2/9/64 1,012,000 967
Gilead Sciences, Inc.
4.000%, 9/1/36 1,025,000 904
GSK Consumer Healthcare Co.
3.625%, 3/24/32 1,394,000 1,249
HCA, Inc.
4.125%, 6/15/29 5,377,000 5,092
5.250%, 6/15/49 678,000 604
5.900%, 6/1/53 2,364,000 2,302
JBS USA Holding LUX SA / JBS USA Food
Co. / JBS Luxembourg SARL
3.000%, 5/15/32 2,858,000 2,353
3.625%, 1/15/32 1,023,000 883
3.750%, 12/1/31 717,000 628
JBS USA Holding LUX SARL / JBS USA Food
Co. / JBS LUX Co. SARL  144A  144A
7.250%, 11/15/53 144A 3,805,000 4,151
PepsiCo, Inc.
3.900%, 7/18/32 2,518,000 2,350
Pfizer Investment Enterprises Pte., Ltd.
4.750%, 5/19/33 933,000 909
5.300%, 5/19/53 4,684,000 4,518
5.340%, 5/19/63 2,004,000 1,892
Philip Morris International, Inc.
4.875%, 2/15/28 3,891,000 3,857
4.875%, 2/13/29 2,199,000 2,175
5.000%, 11/17/25 2,126,000 2,115
Corporate Bonds (25.8%) Shares/ Par
+
Value
$ (000’s)
Consumer, Non-cyclical continued
5.250%, 9/7/28 2,160,000 2,177
5.375%, 2/15/33 715,000 710
5.500%, 9/7/30 1,409,000 1,428
5.625%, 9/7/33 853,000 860
UnitedHealth Group, Inc.
3.050%, 5/15/41 471,000 348
4.600%, 4/15/27 2,096,000 2,079
4.900%, 4/15/31 2,096,000 2,077
5.500%, 4/15/64 523,000 506
5.875%, 2/15/53 947,000 983
Total 111,886
Energy (1.7%)
Aker BP ASA  144A  144A
5.600%, 6/13/28 144A 2,655,000 2,678
6.000%, 6/13/33 144A 3,318,000 3,352
BP Capital Markets America, Inc.
4.699%, 4/10/29 2,523,000 2,486
4.970%, 10/17/29 4,113,000 4,102
4.989%, 4/10/34 1,206,000 1,180
5.017%, 11/17/27 4,113,000 4,108
Diamondback Energy, Inc.
5.150%, 1/30/30 1,895,000 1,887
5.200%, 4/18/27 1,015,000 1,015
5.400%, 4/18/34 1,917,000 1,898
5.750%, 4/18/54 1,018,000 987
5.900%, 4/18/64 510,000 492
Enbridge, Inc.
5.625%, 4/5/34 1,518,000 1,516
5.950%, 4/5/54 506,000 502
6.000%, 11/15/28 1,504,000 1,549
6.200%, 11/15/30 1,504,000 1,579
Energy Transfer LP
5.250%, 7/1/29 2,560,000 2,544
5.300%, 4/15/47 1,024,000 905
5.600%, 9/1/34 2,559,000 2,542
5.950%, 5/15/54 2,541,000 2,474
6.050%, 9/1/54 1,535,000 1,514
Galaxy Pipeline Assets Bidco , Ltd.  144A  144A
2.160%, 3/31/34 144A 1,785,311 1,531
2.625%, 3/31/36 144A 1,280,000 1,040
ONEOK, Inc.
6.625%, 9/1/53 2,592,000 2,766
Petroleos Mexicanos
2.460%, 12/15/25 962,850 913
TotalEnergies Capital SA
5.150%, 4/5/34 1,012,000 1,012
5.488%, 4/5/54 1,014,000 1,000
5.638%, 4/5/64 506,000 501
Total 48,073
Financial (9.7%)
Agree LP
2.000%, 6/15/28 1,877,000 1,658
2.600%, 6/15/33 427,000 336
4.800%, 10/1/32 941,000 882
American Homes 4 Rent LP
3.625%, 4/15/32 1,727,000 1,510
4.300%, 4/15/52 774,000 600
5.500%, 7/15/34 2,048,000 2,012

Select Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Corporate Bonds (25.8%) Shares/ Par
+
Value
$ (000’s)
Financial continued
American Tower Corp.
2.950%, 1/15/51 500,000 313
3.125%, 1/15/27 847,000 803
5.500%, 3/15/28 1,999,000 2,011
5.900%, 11/15/33 1,506,000 1,542
Aon North America, Inc.
5.150%, 3/1/29 4,573,000 4,560
5.450%, 3/1/34 2,536,000 2,525
5.750%, 3/1/54 1,014,000 992
Apollo Global Management, Inc.
5.800%, 5/21/54 1,541,000 1,517
Banco Bilbao Vizcaya Argentaria SA
6.033%, (US Treasury Yield Curve Rate
T Note Constant Maturity 1 Year plus
1.950%), 3/13/35 α 2,000,000 1,995
7.883%, (US Treasury Yield Curve Rate
T Note Constant Maturity 1 Year plus
3.300%), 11/15/34 α 2,200,000 2,397
Banco Santander SA
5.538%, (US Treasury Yield Curve Rate
T Note Constant Maturity 1 Year plus
1.450%), 3/14/30 α 3,600,000 3,573
6.527%, (US Treasury Yield Curve Rate
T Note Constant Maturity 1 Year plus
1.650%), 11/7/27 α 1,600,000 1,637
6.607%, 11/7/28 1,600,000 1,680
6.938%, 11/7/33 4,000,000 4,369
Bank of America Corp.
1.734%, (US SOFR plus 0.960%), 7/22/27 α 6,874,000 6,372
3.419%, (US SOFR 3 Month plus
1.302%), 12/20/28 α 7,023,000 6,604
5.468%, (US SOFR plus 1.650%), 1/23/35 α 3,092,000 3,089
5.819%, (US SOFR plus 1.570%), 9/15/29 α 1,528,000 1,560
5.933%, (US SOFR plus 1.340%), 9/15/27 α 5,478,000 5,537
Barclays PLC
5.674%, (US SOFR plus 1.490%), 3/12/28 α 3,178,000 3,183
5.690%, (US SOFR plus 1.740%), 3/12/30 α 3,178,000 3,187
6.692%, (US SOFR plus 2.620%), 9/13/34 α 2,393,000 2,537
BNP Paribas SA  144A  144A
5.176%, (US SOFR plus 1.520%), 1/9/30
144A α 3,179,000 3,146
5.894%, (US SOFR plus 1.866%), 12/5/34
144A α 3,192,000 3,270
BPCE SA  144A  144A
5.281%, 5/30/29 144A 2,743,000 2,733
5.936%, (US SOFR plus 1.850%), 5/30/35
144A α 2,215,000 2,206
Brixmor Operating Partnership LP
2.500%, 8/16/31 1,652,000 1,358
Capitol One Financial Corp.  α
7.624%, (US SOFR plus
3.070%), 10/30/31 α 2,026,000 2,230
Citigroup, Inc.
5.827%, (US SOFR plus 2.056%), 2/13/35 α 1,114,000 1,102
6.174%, (US SOFR plus 2.661%), 5/25/34 α 2,386,000 2,427
Citizens Financial Group, Inc.
5.841%, (US SOFR plus 2.010%), 1/23/30 α 2,531,000 2,523
6.645%, (US SOFR plus 2.325%), 4/25/35 α 1,225,000 1,266
Crown Castle, Inc.
2.100%, 4/1/31 1,698,000 1,375
2.900%, 4/1/41 915,000 633
Corporate Bonds (25.8%) Shares/ Par
+
Value
$ (000’s)
Financial continued
5.800%, 3/1/34 3,102,000 3,133
Deutsche Bank AG
3.742%, (US SOFR plus 2.257%), 1/7/33 α 3,030,000 2,492
5.414%, 5/10/29 3,597,000 3,592
7.079%, (US SOFR plus 3.650%), 2/10/34 α 1,169,000 1,190
Essex Portfolio LP
2.550%, 6/15/31 891,000 742
Goldman Sachs Bank USA
5.283%, (US SOFR plus 0.777%), 3/18/27 α 5,582,000 5,564
5.414%, (US SOFR plus 0.750%), 5/21/27 α 5,141,000 5,132
HSBC Holdings PLC
5.597%, (US SOFR plus 1.060%), 5/17/28 α 5,149,000 5,169
5.733%, (US SOFR plus 1.520%), 5/17/32 α 4,096,000 4,106
HSBC USA, Inc.
5.294%, 3/4/27 5,372,000 5,386
Invitation Homes Operating Partnership LP
2.000%, 8/15/31 298,000 237
4.150%, 4/15/32 1,720,000 1,569
JPMorgan Chase & Co.
5.571%, (US SOFR plus 0.930%), 4/22/28 α 7,641,000 7,703
5.581%, (US SOFR plus 1.160%), 4/22/30 α 6,316,000 6,416
5.766%, (US SOFR plus 1.490%), 4/22/35 α 4,560,000 4,679
Lloyds Banking Group PLC
5.462%, (US Treasury Yield Curve Rate
T Note Constant Maturity 1 Year plus
1.375%), 1/5/28 α 6,170,000 6,157
5.679%, (US Treasury Yield Curve Rate
T Note Constant Maturity 1 Year plus
1.750%), 1/5/35 α 1,589,000 1,583
M&T Bank Corp.  α
6.082%, (US SOFR plus 2.260%), 3/13/32 α 1,522,000 1,517
Mid-America Apartments LP
5.300%, 2/15/32 1,539,000 1,532
Morgan Stanley
5.164%, (US SOFR plus 1.590%), 4/20/29 α 2,704,000 2,695
5.449%, (US SOFR plus 1.630%), 7/20/29 α 1,986,000 1,998
5.466%, (US SOFR plus 1.730%), 1/18/35 α 1,819,000 1,814
5.656%, (US SOFR plus 1.260%), 4/18/30 α 6,883,000 7,000
5.831%, (US SOFR plus 1.580%), 4/19/35 α 7,162,000 7,342
6.342%, (US SOFR plus
2.560%), 10/18/33 α 3,421,000 3,631
Morgan Stanley Bank NA
4.952%, (US SOFR plus 1.080%), 1/14/28 α 5,388,000 5,347
5.504%, (US SOFR plus 0.865%), 5/26/28 α 4,282,000 4,311
Realty Income Corp.
2.100%, 3/15/28 969,000 868
2.200%, 6/15/28 926,000 829
2.850%, 12/15/32 1,251,000 1,031
3.400%, 1/15/30 1,035,000 943
4.900%, 7/15/33 1,488,000 1,422
5.125%, 2/15/34 2,166,000 2,102
5.625%, 10/13/32 758,000 768
Regency Centers LP
2.950%, 9/15/29 2,366,000 2,124
5.250%, 1/15/34 2,028,000 1,975
Santander Holdings USA, Inc.  α
6.342%, (US SOFR plus 2.138%), 5/31/35 α 3,088,000 3,079

Select Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Corporate Bonds (25.8%) Shares/ Par
+
Value
$ (000’s)
Financial continued
Societe Generale SA  144A  144A
5.634%, (US Treasury Yield Curve Rate
T Note Constant Maturity 1 Year plus
1.750%), 1/19/30 144A α 2,648,000 2,612
7.132%, (US Treasury Yield Curve Rate
T Note Constant Maturity 1 Year plus
2.950%), 1/19/55 144A α 1,162,000 1,112
Store Capital LLC
2.700%, 12/1/31 601,000 481
2.750%, 11/18/30 1,528,000 1,266
4.500%, 3/15/28 993,000 945
4.625%, 3/15/29 1,102,000 1,041
Sun Communities Operating LP
4.200%, 4/15/32 2,246,000 2,014
Truist Financial Corp.
5.435%, (US SOFR plus 1.620%), 1/24/30 α 3,564,000 3,555
5.711%, (US SOFR plus 1.922%), 1/24/35 α 1,521,000 1,514
7.161%, (US SOFR plus
2.446%), 10/30/29 α 4,855,000 5,155
UBS AG
5.650%, 9/11/28 2,480,000 2,526
UBS Group AG  144A  144A
3.091%, (US SOFR plus 1.730%), 5/14/32
144A α 1,650,000 1,407
4.194%, (US SOFR plus 3.730%), 4/1/31
144A α 1,682,000 1,570
4.282%, 1/9/28 144A 2,436,000 2,336
5.617%, (US SOFR ICE Swap Rate 1 Year
plus 1.340%), 9/13/30 144A α 4,096,000 4,113
5.699%, (US Treasury Yield Curve Rate
T Note Constant Maturity 1 Year plus
1.770%), 2/8/35 144A α 1,136,000 1,135
Wells Fargo & Co.
4.897%, (US SOFR plus 2.100%), 7/25/33 α 5,613,000 5,399
5.198%, (US SOFR plus 1.500%), 1/23/30 α 10,223,000 10,180
5.574%, (US SOFR plus 1.740%), 7/25/29 α 999,000 1,008
5.707%, (US SOFR plus 1.070%), 4/22/28 α 6,112,000 6,165
6.303%, (US SOFR plus
1.790%), 10/23/29 α 1,540,000 1,598
6.491%, (US SOFR plus
2.060%), 10/23/34  α 4,086,000 4,356
Total 271,916
Industrial (2.4%)
The Boeing Co.
3.750%, 2/1/50 637,000 417
5.805%, 5/1/50 2,648,000 2,386
6.259%, 5/1/27 144A 1,058,000 1,065
6.298%, 5/1/29 144A 1,589,000 1,611
6.388%, 5/1/31 144A 1,058,000 1,077
6.528%, 5/1/34 144A 1,589,000 1,627
6.858%, 5/1/54 144A 1,590,000 1,632
7.008%, 5/1/64 144A 1,060,000 1,085
Burlington Northern Santa Fe LLC
4.450%, 1/15/53 401,000 341
5.200%, 4/15/54 1,064,000 1,019
Caterpillar Financial Services Corp.
4.500%, 1/8/27 2,510,000 2,485
4.850%, 2/27/29 3,046,000 3,047
5.000%, 5/14/27 3,053,000 3,055
Corporate Bonds (25.8%) Shares/ Par
+
Value
$ (000’s)
Industrial continued
Crowley Conro LLC
4.181%, 8/15/43 1,190,015 1,069
Honeywell International, Inc.
5.250%, 3/1/54 1,047,000 1,016
5.350%, 3/1/64 1,047,000 1,016
John Deere Capital Corp.
4.150%, 9/15/27 2,001,000 1,957
4.500%, 1/8/27 3,512,000 3,477
4.500%, 1/16/29 3,512,000 3,452
4.850%, 6/11/29 3,583,000 3,571
4.900%, 6/11/27 3,071,000 3,064
4.950%, 7/14/28 796,000 797
5.050%, 6/12/34 3,216,000 3,193
5.100%, 4/11/34 2,537,000 2,530
5.150%, 9/8/26 3,481,000 3,486
Lockheed Martin Corp.
4.800%, 8/15/34 2,092,000 2,043
5.200%, 2/15/64 1,462,000 1,382
Owens Corning
5.700%, 6/15/34 1,544,000 1,558
5.950%, 6/15/54 927,000 934
Republic Services, Inc.
5.000%, 11/15/29 2,048,000 2,040
5.200%, 11/15/34 2,551,000 2,532
RTX Corp.
6.100%, 3/15/34 2,052,000 2,160
6.400%, 3/15/54 2,068,000 2,255
Union Pacific Corp.
2.375%, 5/20/31 954,000 810
2.800%, 2/14/32 1,294,000 1,117
Total 66,306
Technology (2.0%)
Adobe, Inc.
4.800%, 4/4/29 2,545,000 2,548
4.950%, 4/4/34 3,037,000 3,023
Analog Devices, Inc.
5.050%, 4/1/34 2,036,000 2,028
5.300%, 4/1/54 1,833,000 1,789
Apple, Inc.
2.375%, 2/8/41 730,000 504
2.650%, 5/11/50 795,000 507
2.650%, 2/8/51 614,000 388
3.950%, 8/8/52 1,920,000 1,560
Applied Materials, Inc.
4.800%, 6/15/29 1,023,000 1,022
Broadcom, Inc.  144A  144A
2.450%, 2/15/31 144A 1,569,000 1,321
3.150%, 11/15/25 1,176,000 1,140
4.926%, 5/15/37 144A 1,434,000 1,349
Intel Corp.
2.800%, 8/12/41 862,000 596
5.000%, 2/21/31 1,525,000 1,516
5.600%, 2/21/54 1,522,000 1,475
5.625%, 2/10/43 575,000 570
5.700%, 2/10/53 2,000,000 1,966
5.900%, 2/10/63 1,398,000 1,395
Intuit, Inc.
5.125%, 9/15/28 1,988,000 2,006
5.200%, 9/15/33 1,987,000 1,995
5.250%, 9/15/26 2,488,000 2,498

Select Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Corporate Bonds (25.8%) Shares/ Par
+
Value
$ (000’s)
Technology continued
5.500%, 9/15/53 1,992,000 2,001
KLA Corp.
3.300%, 3/1/50 822,000 579
4.700%, 2/1/34 2,026,000 1,969
Marvell Technology, Inc.
5.750%, 2/15/29 1,493,000 1,524
5.950%, 9/15/33 1,493,000 1,542
Micron Technology, Inc.
5.375%, 4/15/28 5,023,000 5,044
5.875%, 2/9/33 590,000 603
Oracle Corp.
4.000%, 7/15/46 1,741,000 1,328
QUALCOMM, Inc.
6.000%, 5/20/53 2,260,000 2,438
Texas Instruments, Inc.
5.000%, 3/14/53 2,207,000 2,070
5.150%, 2/8/54 1,012,000 969
VMware LLC
1.000%, 8/15/24 3,118,000 3,099
1.400%, 8/15/26 1,404,000 1,293
Total 55,655
Utilities (2.2%)
American Transmission Systems, Inc.  144A  144A
2.650%, 1/15/32 144A 624,000 519
Baltimore Gas & Electric Co.
2.250%, 6/15/31 1,338,000 1,115
CenterPoint Energy Houston Electric LLC
3.600%, 3/1/52 989,000 716
5.150%, 3/1/34 1,217,000 1,207
5.200%, 10/1/28 1,496,000 1,508
Consolidated Edison Co. of New York, Inc.
3.200%, 12/1/51 300,000 198
5.375%, 5/15/34 1,541,000 1,549
5.500%, 3/15/34 2,556,000 2,596
5.700%, 5/15/54 1,025,000 1,023
5.900%, 11/15/53 1,002,000 1,025
DTE Electric Co.
2.950%, 3/1/50 1,563,000 1,007
3.650%, 3/1/52 716,000 527
DTE Energy Co.
5.850%, 6/1/34 1,437,000 1,458
Duke Energy Carolinas LLC
2.550%, 4/15/31 611,000 520
2.850%, 3/15/32 1,662,000 1,424
3.550%, 3/15/52 1,211,000 855
4.950%, 1/15/33 1,020,000 1,002
5.350%, 1/15/53 2,007,000 1,906
5.400%, 1/15/54 1,003,000 962
Duke Energy Corp.
3.500%, 6/15/51 829,000 560
Duke Energy Florida LLC
2.400%, 12/15/31 1,334,000 1,108
Duke Energy Progress LLC
2.500%, 8/15/50 1,350,000 777
Entergy Arkansas LLC
2.650%, 6/15/51 1,205,000 701
5.150%, 1/15/33 2,008,000 1,986
Eversource Energy
5.850%, 4/15/31 2,037,000 2,062
5.950%, 7/15/34 1,223,000 1,234
Corporate Bonds (25.8%) Shares/ Par
+
Value
$ (000’s)
Utilities continued
FirstEnergy Pennsylvania Electric Co.  144A  144A
3.250%, 3/15/28 144A 1,304,000 1,220
4.300%, 1/15/29 144A 1,573,000 1,514
5.150%, 3/30/26 144A 1,004,000 997
5.200%, 4/1/28 144A 1,030,000 1,029
Florida Power & Light Co.
5.600%, 6/15/54 1,338,000 1,352
Israel Electric Corp., Ltd.  144A  144A
3.750%, 2/22/32 144A § 960,000 789
Jersey Central Power & Light Co.  144A  144A
2.750%, 3/1/32 144A 1,471,000 1,216
MidAmerican Energy Co.
2.700%, 8/1/52 1,160,000 696
Mississippi Power Co.
3.100%, 7/30/51 1,605,000 1,016
4.250%, 3/15/42 681,000 560
Northern States Power Co.
5.400%, 3/15/54 810,000 780
NSTAR Electric Co.
5.400%, 6/1/34 1,545,000 1,546
Oncor Electric Delivery Co. LLC  144A  144A
5.550%, 6/15/54 144A 1,735,000 1,701
Pacific Gas & Electric Co.
3.500%, 8/1/50 508,000 331
3.950%, 12/1/47 3,030,000 2,170
4.200%, 6/1/41 777,000 609
4.750%, 2/15/44 450,000 368
4.950%, 7/1/50 4,278,000 3,535
5.800%, 5/15/34 1,421,000 1,412
PECO Energy Co.
2.850%, 9/15/51 1,615,000 998
Public Service Company of Oklahoma
3.150%, 8/15/51 905,000 582
Public Service Electric & Gas Co.
1.900%, 8/15/31 2,300,000 1,861
2.050%, 8/1/50 371,000 201
2.700%, 5/1/50 626,000 393
Public Service Enterprise Group, Inc.
5.200%, 4/1/29 1,527,000 1,523
5.450%, 4/1/34 1,723,000 1,708
5.875%, 10/15/28 2,052,000 2,099
Southern California Edison Co.
4.125%, 3/1/48 1,008,000 783
Virginia Electric & Power Co.
2.950%, 11/15/51 1,338,000 836
Total 63,370
Total Corporate Bonds (Cost: $740,304) 725,314
Governments ( 23.3% )
Governments (23.3%)
Bermuda Government International Bond 144A 144A
5.000%, 7/15/32 144A 1,186,000 1,143
Export Finance & Insurance Corp. 144A 144A
4.625%, 10/26/27 144A 3,490,000 3,482
Federal Home Loan Bank
1.250%, 9/30/31 5,185,000 4,392
Federal Home Loan Mortgage Corp.
0.000%, 12/14/29 PO  4,007,000 3,140
Federal National Mortgage Association
0.000%, 11/15/30 PO  11,778,000 8,793

Select Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Governments (23.3%) Shares/ Par
+
Value
$ (000’s)
Governments continued
Panama Government International Bond
4.500%, 4/16/50 590,000 396
Republic of Paraguay 144A 144A
5.400%, 3/30/50 144A 1,658,000 1,446
State of Israel
3.875%, 7/3/50 775,000 542
4.500%, 1/17/33 2,417,000 2,174
5.500%, 3/12/34 3,056,000 2,900
United Mexican States
2.659%, 5/24/31 2,843,000 2,333
3.250%, 4/16/30 1,976,000 1,738
3.500%, 2/12/34 6,020,000 4,891
4.600%, 1/23/46 1,998,000 1,539
4.600%, 2/10/48 1,459,000 1,111
4.750%, 4/27/32 1,152,000 1,063
US Treasury
0.375%, 1/31/26 2,372,000 2,211
0.375%, 7/31/27 18,330,000 16,168
0.500%, 8/31/27 25,074,000 22,139
0.625%, 7/31/26 2,074,000 1,908
0.625%, 11/30/27 6,657,000 5,852
0.750%, 3/31/26 5,817,000 5,425
1.000%, 7/31/28 8,153,000 7,121
1.125%, 5/15/40 3,189,000 1,962
1.125%, 10/31/26 5,122,000 4,727
1.125%, 8/31/28 7,698,000 6,745
1.250%, 4/30/28 51,451,000 45,715
1.250%, 6/30/28 6,641,000 5,875
1.250%, 9/30/28 5,072,000 4,457
1.375%, 11/15/40 21,404,000 13,505
1.375%, 10/31/28 12,805,000 11,291
1.500%, 8/15/26 9,178,000 8,589
1.750%, 8/15/41 86,050,000 56,860
1.875%, 2/15/41 40,633,000 27,803
1.875%, 2/28/27 15,708,000 14,654
2.000%, 11/15/41 65,384,000 44,918
2.000%, 2/15/50 28,986,000 17,603
2.250%, 5/15/41 47,938,000 34,684
2.375%, 2/15/42 7,768,000 5,655
2.375%, 3/31/29 18,481,000 16,907
2.875%, 5/15/49 10,765,000 7,952
2.875%, 5/15/52 6,847,000 5,018
3.125%, 11/15/41 3,691,000 3,041
3.250%, 6/30/29 24,243,000 23,032
3.375%, 11/15/48 6,405,000 5,202
3.625%, 3/31/30 5,850,000 5,632
3.625%, 2/15/53 10,006,000 8,512
3.875%, 12/31/29 14,486,000 14,142
4.125%, 1/31/25 1,831,000 1,818
4.250%, 2/15/54 39,069,000 37,201
4.250%, 6/30/29 39,656,000 39,492
4.375%, 5/15/34 7,525,000 7,527
4.500%, 2/15/44 2,412,000 2,366
4.500%, 11/30/24 149,000 149
4.500%, 5/31/29 5,120,000 5,155
4.625%, 4/30/31 328,000 333
4.625%, 5/31/31 1,386,000 1,409
4.625%, 5/15/44 3,547,000 3,540
4.625%, 5/15/54 18,211,000 18,464
4.625%, 6/15/27 13,481,000 13,520
Governments (23.3%) Shares/ Par
+
Value
$ (000’s)
Governments continued
4.625%, 4/30/29 13,810,000 13,969
4.875%, 5/31/26 11,942,000 11,966
Total 653,297
Total Governments (Cost: $671,806) 653,297
144A 144A 144A
Municipal Bonds ( 0.3% )
Municipal Bonds (0.3%)
County of Clark Department of Aviation
6.820%, 7/1/45 RB   1,780,000 2,003
North Texas Tollway Authority, Series 2009-B
6.718%, 1/1/49 RB   1,950,000 2,219
The Ohio State University
4.800%, 6/1/11 RB   1,070,000 961
Port Authority of New York & New Jersey
4.458%, 10/1/62 RB   3,110,000 2,700
The University of Texas System
2.439%, 8/15/49 RB   925,000 570
Total Municipal Bonds (Cost: $10,436) 8,453
Structured Products ( 52.4% )
Asset Backed Securities (8.2%)
Ally Auto Receivables Trust, Series 2022-3,
Class A3
5.070%, 6/15/31  1,172,000 1,167
American Express Credit Account Master
Trust, Series 2024-2, Class A
5.240%, 4/15/31  11,576,000 11,791
AmeriCredit Automobile Receivables Trust,
Series 2022-2, Class A3
4.380%, 4/18/28  2,024,180 2,010
AmeriCredit Automobile Receivables Trust,
Series 2023-1, Class A3
5.620%, 11/18/27  1,070,000 1,072
AmeriCredit Automobile Receivables Trust,
Series 2023-2, Class A3
5.810%, 5/18/28  2,140,000 2,149
BA Credit Card Trust, Series 2024-A1, Class A
4.930%, 5/15/29  6,087,000 6,089
Capital One Prime Auto Receivables Trust,
Series 2023-1, Class A3
4.870%, 2/15/28  3,871,000 3,844
Chase Auto Owner Trust, Series 2022-AA,
Class A4 144A 144A
3.990%, 3/27/28 144A  1,504,000 1,470
College Avenue Student Loans LLC, Series
2017-A, Class A1 144A 144A
7.110%, (US SOFR 1 Month plus 1.765%),
11/26/46 144A  557,453 562
College Avenue Student Loans LLC, Series
2018-A, Class A2 144A 144A
4.130%, 12/26/47 144A  517,321 494
College Avenue Student Loans LLC, Series
2019-A, Class A2 144A 144A
3.280%, 12/28/48 144A  1,031,285 961
Discover Card Execution Note Trust, Series
2023-A1, Class A
4.310%, 3/15/28  3,151,000 3,104

Select Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Structured Products (52.4%) Shares/ Par
+
Value
$ (000’s)
Asset Backed Securities continued
Discover Card Execution Note Trust, Series
2023-A2, Class A
4.930%, 6/15/28  9,524,000 9,484
Ford Credit Auto Lease Trust, Series 2024-A,
Class A4
5.050%, 6/15/27  1,103,000 1,098
Ford Credit Auto Owner Trust, Series 2022-D,
Class A4
5.300%, 3/15/28  1,060,000 1,060
Ford Credit Auto Owner Trust, Series 2023-A,
Class A3
4.650%, 2/15/28  4,627,000 4,584
Ford Credit Auto Owner Trust, Series 2024-1,
Class A 144A 144A
4.870%, 8/15/36 144A ∑ 2,064,000 2,047
GM Financial Automobile Leasing Trust, Series
2023-2, Class A4
5.090%, 5/20/27  1,491,000 1,484
GM Financial Automobile Leasing Trust, Series
2023-3, Class A4
5.440%, 8/20/27  955,000 956
GM Financial Automobile Leasing Trust, Series
2024-2, Class A3
5.390%, 7/20/27  2,422,000 2,429
GM Financial Consumer Automobile
Receivables Trust, Series 2022-4, Class A3
4.820%, 8/16/27  1,841,000 1,830
GM Financial Consumer Automobile
Receivables Trust, Series 2024-2, Class A3
5.100%, 3/16/29  3,281,000 3,280
GM Financial Revolving Receivables Trust,
Series 2024-1, Class A 144A 144A
4.980%, 12/11/36 144A  1,576,000 1,570
Honda Auto Receivables Owner Trust, Series
2024-2, Class A3
5.270%, 11/20/28  4,641,000 4,654
Honda Auto Receivables Owner Trust, Series
2024-2, Class A4
5.210%, 7/18/30  3,784,000 3,800
Hyundai Auto Lease Securitization Trust,
Series 2023-B, Class A4 144A 144A
5.170%, 4/15/27 144A  2,377,000 2,366
Hyundai Auto Lease Securitization Trust,
Series 2023-C, Class A4 144A 144A
5.840%, 9/15/27 144A  1,597,000 1,607
Hyundai Auto Receivables Trust, Series 2021-
C, Class A4
1.030%, 12/15/27  1,869,000 1,784
Hyundai Auto Receivables Trust, Series 2022-
A, Class A3
2.220%, 10/15/26  2,204,301 2,164
Hyundai Auto Receivables Trust, Series 2022-
A, Class A4
2.350%, 4/17/28  1,194,000 1,146
Hyundai Auto Receivables Trust, Series 2023-
A, Class A4
4.480%, 7/17/28  2,148,000 2,115
Hyundai Auto Receivables Trust, Series 2023-
B, Class A3
5.480%, 4/17/28  1,222,000 1,225
Structured Products (52.4%) Shares/ Par
+
Value
$ (000’s)
Asset Backed Securities continued
Mercedes-Benz Auto Receivables Trust,
Series 2022-1, Class A4
5.250%, 2/15/29  2,454,000 2,458
Navient Private Education Loan Trust, Series
2014-AA, Class A3 144A 144A
7.043%, (US SOFR 1 Month plus 1.715%),
10/15/31 144A  531,309 533
Navient Private Education Loan Trust, Series
2016-AA, Class A2B 144A 144A
7.593%, (US SOFR 1 Month plus 2.265%),
12/15/45 144A  282,919 285
Navient Private Education Refi Loan Trust,
Series 2018-C, Class A2 144A 144A
3.520%, 6/16/42 144A  11,267 11
Navient Private Education Refi Loan Trust,
Series 2018-DA, Class A2A 144A 144A
4.000%, 12/15/59 144A  1,279,713 1,245
Navient Private Education Refi Loan Trust,
Series 2019-A, Class A2A 144A 144A
3.420%, 1/15/43 144A  921,448 898
Navient Private Education Refi Loan Trust,
Series 2019-C, Class A2 144A 144A
3.130%, 2/15/68 144A  834,357 807
Navient Private Education Refi Loan Trust,
Series 2019-D, Class A2A 144A 144A
3.010%, 12/15/59 144A  2,519,061 2,385
Navient Private Education Refi Loan Trust,
Series 2019-FA, Class A2 144A 144A
2.600%, 8/15/68 144A  1,462,153 1,371
Navient Private Education Refi Loan Trust,
Series 2020-EA, Class A 144A 144A
1.690%, 5/15/69 144A  86,165 79
Navient Private Education Refi Loan Trust,
Series 2020-GA, Class A 144A 144A
1.170%, 9/16/69 144A  1,616,070 1,462
Navient Private Education Refi Loan Trust,
Series 2021-BA, Class A 144A 144A
0.940%, 7/15/69 144A  698,652 614
Navient Private Education Refi Loan Trust,
Series 2021-CA, Class A 144A 144A
1.060%, 10/15/69 144A  2,757,707 2,429
Navient Private Education Refi Loan Trust,
Series 2021-EA, Class A 144A 144A
0.970%, 12/16/69 144A  4,009,754 3,487
Navient Private Education Refi Loan Trust,
Series 2021-FA, Class A 144A 144A
1.110%, 2/18/70 144A  2,501,353 2,138
Navient Private Education Refi Loan Trust,
Series 2021-GA, Class A 144A 144A
1.580%, 4/15/70 144A  639,213 558
Navient Private Education Refi Loan Trust,
Series 2022-A, Class A 144A 144A
2.230%, 7/15/70 144A  6,209,614 5,477
Navient Student Loan Trust, Series 2021-3A,
Class A1A 144A 144A
1.770%, 8/25/70 144A  2,483,602 2,171
Nelnet Student Loan Trust, Series 2004-3,
Class A5
5.789%, (US 90 Day Average SOFR plus
0.442%), 10/27/36  230,204 229

Select Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Structured Products (52.4%) Shares/ Par
+
Value
$ (000’s)
Asset Backed Securities continued
Nelnet Student Loan Trust, Series 2004-4,
Class A5
5.769%, (US 90 Day Average SOFR plus
0.422%), 1/25/37  1,386,400 1,377
Nelnet Student Loan Trust, Series 2005-1,
Class A5
5.719%, (US 90 Day Average SOFR plus
0.372%), 10/25/33  3,653,648 3,616
Nelnet Student Loan Trust, Series 2005-2,
Class A5
5.715%, (US 90 Day Average SOFR plus
0.362%), 3/23/37  3,246,451 3,212
Nelnet Student Loan Trust, Series 2005-3,
Class A5
5.735%, (US 90 Day Average SOFR plus
0.382%), 12/24/35  2,412,073 2,387
Nelnet Student Loan Trust, Series 2005-4,
Class A4
5.795%, (US 90 Day Average SOFR plus
0.442%), 3/22/32  465,187 451
Nissan Auto Lease Trust, Series 2023-B,
Class A4
5.610%, 11/15/27  2,116,000 2,117
Nissan Auto Lease Trust, Series 2024-A,
Class A4
4.970%, 9/15/28  1,155,000 1,149
Nissan Auto Receivables Owner Trust, Series
2022-B, Class A4
4.450%, 11/15/29  1,459,000 1,439
Nissan Auto Receivables Owner Trust, Series
2024-A, Class A3
5.280%, 12/15/28  4,972,000 4,989
Nissan Auto Receivables Owner Trust, Series
2024-A, Class A4
5.180%, 4/15/31  1,878,000 1,885
PenFed Auto Receivables Owner Trust, Series
2022-A, Class A3 144A 144A
3.960%, 4/15/26 144A  1,089,441 1,084
PenFed Auto Receivables Owner Trust, Series
2022-A, Class A4 144A 144A
4.180%, 12/15/28 144A  1,093,000 1,078
Santander Drive Auto Receivables Trust,
Series 2022-3, Class A3
3.400%, 12/15/26  273,646 273
Santander Drive Auto Receivables Trust,
Series 2022-4, Class A3
4.140%, 2/16/27  951,625 949
Santander Drive Auto Receivables Trust,
Series 2022-5, Class A3
4.110%, 8/17/26  291,081 291
Santander Drive Auto Receivables Trust,
Series 2022-6, Class A3
4.490%, 11/16/26  1,492,718 1,490
Santander Drive Auto Receivables Trust,
Series 2022-7, Class A3
5.750%, 4/15/27  961,394 961
Santander Drive Auto Receivables Trust,
Series 2024-3, Class A3
5.630%, 1/16/29  2,440,000 2,443
Structured Products (52.4%) Shares/ Par
+
Value
$ (000’s)
Asset Backed Securities continued
SBNA Auto Lease Trust, Series 2024-A,
Class A3 144A 144A
5.390%, 11/20/26 144A  2,203,000 2,199
SBNA Auto Lease Trust, Series 2024-A,
Class A4 144A 144A
5.240%, 1/22/29 144A  3,016,000 3,011
SBNA Auto Receivables Trust, Series 2024-A,
Class A3 144A 144A
5.320%, 12/15/28 144A  1,483,000 1,479
SBNA Auto Receivables Trust, Series 2024-A,
Class A4 144A 144A
5.210%, 4/16/29 144A  636,000 634
SFS Auto Receivables Securitization Trust,
Series 2024-1A, Class A3 144A 144A
4.950%, 5/21/29 144A  3,282,000 3,262
SFS Auto Receivables Securitization Trust,
Series 2024-1A, Class A4 144A 144A
4.940%, 1/21/31 144A  557,000 553
SFS Auto Receivables Securitization Trust,
Series 2024-2A, Class A3 144A 144A
5.330%, 11/20/29 144A  2,099,000 2,104
SMB Private Education Loan Trust, Series
2016-B, Class A2A 144A 144A
2.430%, 2/17/32 144A  168,867 166
SMB Private Education Loan Trust, Series
2016-C, Class A2B 144A 144A
6.543%, (US SOFR 1 Month plus 1.215%),
9/15/34 144A  164,112 164
SMB Private Education Loan Trust, Series
2020-BA, Class A1A 144A 144A
1.290%, 7/15/53 144A  928,266 850
SMB Private Education Loan Trust, Series
2021-A, Class APT1 144A 144A
1.070%, 1/15/53 144A  3,588,153 3,163
SMB Private Education Loan Trust, Series
2024-D, Class A1A 144A 144A
5.380%, 7/5/53 144A  1,070,000 1,066
SoFi Professional Loan Program LLC, Series
2017-D, Class A2FX 144A 144A
2.650%, 9/25/40 144A  32,030 31
SoFi Professional Loan Program LLC, Series
2020-C, Class AFX 144A 144A
1.950%, 2/15/46 144A  229,211 209
SoFi Professional Loan Program LLC, Series
2021-B, Class AFX 144A 144A
1.140%, 2/15/47 144A  1,937,750 1,650
Synchrony Card Funding LLC, Series 2023-
A1, Class A
5.540%, 7/15/29  5,150,000 5,184
T-Mobile US Trust, Series 2022-1A, Class A 144A 144A
4.910%, 5/22/28 144A  2,281,000 2,269
T-Mobile US Trust, Series 2024-1A, Class A 144A 144A
5.050%, 9/20/29 144A  3,303,000 3,296
Toyota Auto Loan Extended Note Trust, Series
2024-1A, Class A 144A 144A
5.160%, 11/25/36 144A  3,691,000 3,714
Toyota Auto Receivables Owner Trust, Series
2022-D, Class A4
5.430%, 4/17/28  1,337,000 1,344

Select Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Structured Products (52.4%) Shares/ Par
+
Value
$ (000’s)
Asset Backed Securities continued
Toyota Auto Receivables Owner Trust, Series
2023-B, Class A3
4.710%, 2/15/28  2,775,000 2,746
Toyota Auto Receivables Owner Trust, Series
2023-C, Class A3
5.160%, 4/17/28  3,403,000 3,394
Verizon Master Trust, Series 2022-4, Class A
3.400%, 11/20/28  3,688,000 3,621
Verizon Master Trust, Series 2022-6, Class A
3.670%, 1/22/29  2,765,000 2,713
Verizon Master Trust, Series 2023-1, Class A
4.490%, 1/22/29  4,180,000 4,128
Verizon Master Trust, Series 2023-2, Class A
4.890%, 4/20/28  1,546,000 1,539
Verizon Master Trust, Series 2023-4,
Class A1A
5.160%, 6/20/29  7,176,000 7,172
Verizon Master Trust, Series 2024-1,
Class A1A
5.000%, 12/20/28  4,995,000 4,974
Verizon Master Trust, Series 2024-5, Class A 144A 144A
5.000%, 6/21/32 144A  5,241,000 5,230
Volkswagen Auto Loan Enhanced Trust, Series
2023-1, Class A3
5.020%, 6/20/28  3,085,000 3,073
Wells Fargo Card Issuance Trust, Series 2024-
AI, Class A
4.940%, 2/15/29  6,308,000 6,298
World Financial Network Credit Card Master
Trust, Series 2024-A, Class A
5.470%, 2/17/31  1,314,000 1,322
World Omni Select Auto Trust, Series 2023-A,
Class A2A
5.920%, 3/15/27  1,151,120 1,152
Total 228,934
Mortgage Securities (44.2%)
Angel Oak Mortgage Trust, Series 2020-2,
Class A1A 144A 144A
2.531%, (AFC), 1/26/65 144A  734,156 674
Angel Oak Mortgage Trust, Series 2020-5,
Class A1 144A 144A
1.373%, (AFC), 5/25/65 144A  201,484 187
Angel Oak Mortgage Trust, Series 2021-6,
Class A1 144A 144A
1.458%, (AFC), 9/25/66 144A  1,480,584 1,189
BANK, Series 2024-BNK47, Class A5
5.716%, 6/15/57  1,974,000 2,030
BANK5 Trust, Series 2024-5YR7, Class A3
5.769%, 6/15/57  1,063,000 1,078
Barclays Commercial Mortgage Securities
LLC, Series 2018-C2, Class ASB
4.236%, 12/15/51  598,372 582
BBCMS Mortgage Trust, Series 2024-C26,
Class A5
5.829%, 5/15/57  994,000 1,035
Benchmark Mortgage Trust, Series 2024-V7,
Class A3
6.228%, (AFC), 5/15/56  2,982,000 3,079
Structured Products (52.4%) Shares/ Par
+
Value
$ (000’s)
Mortgage Securities continued
BMO Mortgage Trust, Series 2024-5C4, Class
A3
6.526%, 5/15/57  2,090,000 2,189
BMO Mortgage Trust, Series 2024-C9, Class
A5
5.759%, 7/15/57  1,902,000 1,959
Bunker Hill Loan Depositary Trust, Series
2019-2, Class A1 144A 144A
2.879%, (AFC), 7/25/49 144A ∑ 839,394 795
Bunker Hill Loan Depositary Trust, Series
2019-3, Class A1 144A 144A
2.724%, (AFC), 11/25/59 144A ∑ 347,768 338
BX Commercial Mortgage Trust, Series 2021-
VOLT, Class A 144A 144A
6.143%, (US SOFR 1 Month plus 0.815%),
9/15/36 144A  6,842,000 6,757
CFCRE Commercial Mortgage Trust, Series
2017-C8, Class ASB
3.367%, 6/15/50  548,048 532
Citigroup Mortgage Loan Trust, Series 2005-1,
Class 3A1
6.500%, 4/25/35  59,169 57
COLT Mortgage Loan Trust, Series 2021-2,
Class A1 144A 144A
0.924%, (AFC), 8/25/66 144A  1,977,034 1,598
COLT Mortgage Loan Trust, Series 2021-4,
Class A1 144A 144A
1.397%, (AFC), 10/25/66 144A  2,088,043 1,713
COMM Mortgage Trust, Series 2014-UBS4,
Class A4
3.420%, 8/10/47  48,602 49
COMM Mortgage Trust, Series 2015-LC23,
Class A3
3.521%, 10/10/48  1,180,282 1,152
Federal Home Loan Mortgage Corp.
2.000%, 6/1/40  6,165,879 5,201
2.000%, 7/1/40  6,350,908 5,356
2.000%, 8/1/40  6,593,926 5,560
2.000%, 11/1/40  8,220,845 6,938
2.000%, 12/1/40  1,901,822 1,606
2.000%, 1/1/41  1,424,659 1,197
2.000%, 2/1/41  1,545,988 1,305
2.000%, 4/1/41  2,691,228 2,275
2.000%, 7/1/41  2,546,476 2,137
2.000%, 11/1/41  2,916,747 2,439
2.000%, 1/1/42  1,737,101 1,453
2.000%, 2/1/47  1,084,119 866
2.000%, 12/1/51  832,385 665
2.500%, 4/1/42  935,468 800
2.500%, 5/1/42  3,731,905 3,215
2.500%, 6/1/42  1,299,217 1,119
2.500%, 8/1/43  3,004,143 2,592
2.500%, 6/1/46  3,481,626 3,004
2.500%, 9/1/51  6,241,459 5,202
2.500%, 2/1/52  639,683 530
2.500%, 3/1/52  2,140,601 1,768
3.000%, 9/1/33  1,021,198 955
3.000%, 4/1/40  1,679,261 1,507
3.000%, 4/1/43  4,638,787 4,091
3.000%, 5/1/43  4,178,844 3,693
3.000%, 8/1/43  3,022,996 2,666

Select Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Structured Products (52.4%) Shares/ Par
+
Value
$ (000’s)
Mortgage Securities continued
3.000%, 2/1/45  4,082,204 3,605
3.000%, 4/1/45  4,443,617 3,919
3.000%, 5/1/45  2,293,681 2,013
3.000%, 1/1/46  2,092,782 1,846
3.000%, 9/1/46  3,082,256 2,696
3.000%, 1/1/47  2,335,259 2,040
3.000%, 2/1/47  2,915,820 2,557
3.000%, 4/1/47  13,892,982 12,134
3.000%, 8/1/48  5,330,381 4,646
3.144%, (FTSE USD IBOR Consumer Cash
Fallbacks Term 1 Year plus 1.640%),
11/1/48  1,393,751 1,383
3.800%, (FTSE USD IBOR Consumer Cash
Fallbacks Term 1 Year plus 1.633%),
2/1/50  1,836,677 1,829
3.966%, (US 30 Day Average SOFR plus
2.140%), 8/1/52  1,769,031 1,668
4.000%, 3/1/50  6,106,628 5,768
4.209%, (US 30 Day Average SOFR plus
2.305%), 5/1/53  5,052,730 4,897
4.500%, 6/1/39  80,244 78
4.500%, 7/1/39  93,531 91
6.170%, (FTSE USD IBOR Consumer Cash
Fallbacks Term 1 Year plus 1.638%),
3/1/49  951,699 970
6.652%, (FTSE USD IBOR Consumer Cash
Fallbacks Term 1 Year plus 1.637%),
4/1/48  2,382,215 2,424
Federal Home Loan Mortgage Corp., Series
1582, Class M
2.500%, 5/25/49  1,542,508 1,340
Federal Home Loan Mortgage Corp., Series
2002-2439, Class LH
6.000%, 4/15/32  116,338 119
Federal Home Loan Mortgage Corp., Series
2012-264, Class 30
3.000%, 7/15/42  2,435,628 2,187
Federal Home Loan Mortgage Corp., Series
2012-271, Class F5
5.948%, (US 30 Day Average SOFR plus
0.615%), 8/15/42  942,494 927
Federal Home Loan Mortgage Corp., Series
2012-272, Class F1
5.948%, (US 30 Day Average SOFR plus
0.615%), 8/15/42  1,509,308 1,484
Federal Home Loan Mortgage Corp., Series
2012-280, Class F1
5.948%, (US 30 Day Average SOFR plus
0.615%), 9/15/42  1,528,150 1,503
Federal Home Loan Mortgage Corp., Series
3693, Class FC
5.948%, (US 30 Day Average SOFR plus
0.615%), 7/15/40  785,299 783
Federal Home Loan Mortgage Corp., Series
3919, Class FA
5.948%, (US 30 Day Average SOFR plus
0.615%), 9/15/41  739,613 737
Federal Home Loan Mortgage Corp., Series
3951, Class FN
5.898%, (US 30 Day Average SOFR plus
0.565%), 11/15/41  576,483 573
Structured Products (52.4%) Shares/ Par
+
Value
$ (000’s)
Mortgage Securities continued
Federal Home Loan Mortgage Corp., Series
3958, Class AF
5.898%, (US 30 Day Average SOFR plus
0.565%), 11/15/41  705,997 702
Federal Home Loan Mortgage Corp., Series
3975, Class CF
5.938%, (US 30 Day Average SOFR plus
0.605%), 12/15/41  564,498 562
Federal Home Loan Mortgage Corp., Series
3975, Class FA
5.938%, (US 30 Day Average SOFR plus
0.605%), 12/15/41  681,319 678
Federal Home Loan Mortgage Corp., Series
3990, Class FG
5.898%, (US 30 Day Average SOFR plus
0.565%), 1/15/42  832,769 828
Federal Home Loan Mortgage Corp., Series
4047, Class CX
3.500%, 5/15/42  2,934,000 2,622
Federal Home Loan Mortgage Corp., Series
4059, Class FP
5.898%, (US 30 Day Average SOFR plus
0.565%), 6/15/42  931,930 926
Federal Home Loan Mortgage Corp., Series
4091, Class BX
3.250%, 10/15/41  1,514,102 1,376
Federal Home Loan Mortgage Corp., Series
4091, Class EX
3.375%, 7/15/42  950,221 865
Federal Home Loan Mortgage Corp., Series
4091, Class FN
5.848%, (US 30 Day Average SOFR plus
0.515%), 8/15/42  913,473 905
Federal Home Loan Mortgage Corp., Series
4091, Class MX
3.250%, 2/15/42  1,210,292 1,094
Federal Home Loan Mortgage Corp., Series
4122, Class FP
5.848%, (US 30 Day Average SOFR plus
0.515%), 10/15/42  709,528 696
Federal Home Loan Mortgage Corp., Series
4177, Class HB
2.500%, 10/15/42  1,010,000 858
Federal Home Loan Mortgage Corp., Series
4205, Class PA
1.750%, 5/15/43  837,184 697
Federal Home Loan Mortgage Corp., Series
4240, Class FA
5.948%, (US 30 Day Average SOFR plus
0.615%), 8/15/43  2,753,453 2,704
Federal Home Loan Mortgage Corp., Series
4286, Class VF
5.898%, (US 30 Day Average SOFR plus
0.565%), 12/15/43  2,044,141 2,007
Federal Home Loan Mortgage Corp., Series
4446, Class CP
2.250%, 3/15/45  1,276,229 1,095
Federal Home Loan Mortgage Corp., Series
4544, Class P
2.500%, 1/15/46  6,091,963 5,177

Select Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Structured Products (52.4%) Shares/ Par
+
Value
$ (000’s)
Mortgage Securities continued
Federal Home Loan Mortgage Corp., Series
4582, Class HA
3.000%, 9/15/45  4,777,278 4,396
Federal Home Loan Mortgage Corp., Series
4587, Class AF
5.798%, (US 30 Day Average SOFR plus
0.465%), 6/15/46  1,509,873 1,502
Federal Home Loan Mortgage Corp., Series
4604, Class FB
5.848%, (US 30 Day Average SOFR plus
0.515%), 8/15/46  2,617,413 2,583
Federal Home Loan Mortgage Corp., Series
4611, Class BF
5.848%, (US 30 Day Average SOFR plus
0.515%), 6/15/41  9,847,385 9,723
Federal Home Loan Mortgage Corp., Series
4620, Class LF
5.848%, (US 30 Day Average SOFR plus
0.515%), 10/15/46  1,445,114 1,427
Federal Home Loan Mortgage Corp., Series
4628, Class KF
5.948%, (US 30 Day Average SOFR plus
0.615%), 1/15/55  1,403,287 1,372
Federal Home Loan Mortgage Corp., Series
4709, Class FA
5.748%, (US 30 Day Average SOFR plus
0.415%), 8/15/47  1,044,550 1,028
Federal Home Loan Mortgage Corp., Series
4719, Class LA
3.500%, 9/15/47  1,370,549 1,231
Federal Home Loan Mortgage Corp., Series
4719, Class LM
3.000%, 9/15/47  1,062,803 926
Federal Home Loan Mortgage Corp., Series
4742, Class PA
3.000%, 10/15/47  1,844,064 1,637
Federal Home Loan Mortgage Corp., Series
4753, Class BD
3.000%, 1/15/48  1,081,000 932
Federal Home Loan Mortgage Corp., Series
4826, Class KF
5.748%, (US 30 Day Average SOFR plus
0.415%), 9/15/48  881,242 858
Federal Home Loan Mortgage Corp., Series
4854, Class FB
5.748%, (US 30 Day Average SOFR plus
0.415%), 1/15/49  2,767,956 2,726
Federal Home Loan Mortgage Corp., Series
4857, Class JA
3.350%, 1/15/49  4,214,595 3,925
Federal Home Loan Mortgage Corp., Series
4880, Class DA
3.000%, 5/15/50  1,721,692 1,536
Federal Home Loan Mortgage Corp., Series
4903, Class NF
5.850%, (US 30 Day Average SOFR plus
0.515%), 8/25/49  843,318 826
Federal Home Loan Mortgage Corp., Series
4927, Class BG
3.000%, 11/25/49  1,858,063 1,665
Structured Products (52.4%) Shares/ Par
+
Value
$ (000’s)
Mortgage Securities continued
Federal Home Loan Mortgage Corp., Series
4937, Class MD
2.500%, 10/25/49  1,858,745 1,592
Federal Home Loan Mortgage Corp., Series
4940, Class AG
3.000%, 5/15/40  1,221,938 1,125
Federal Home Loan Mortgage Corp., Series
4941, Class GA
2.000%, 12/15/47  1,066,768 873
Federal Home Loan Mortgage Corp., Series
4954, Class LB
2.500%, 2/25/50  882,919 755
Federal Home Loan Mortgage Corp., Series
4957, Class MY
3.000%, 2/25/50  1,143,000 924
Federal Home Loan Mortgage Corp., Series
4979, Class UC
1.500%, 6/25/50  3,462,452 2,692
Federal Home Loan Mortgage Corp., Series
4988, Class KF
5.800%, (US 30 Day Average SOFR plus
0.465%), 7/25/50  1,534,845 1,508
Federal Home Loan Mortgage Corp., Series
4993, Class KF
5.900%, (US 30 Day Average SOFR plus
0.565%), 7/25/50  8,005,578 7,801
Federal Home Loan Mortgage Corp., Series
5004, Class FM
5.800%, (US 30 Day Average SOFR plus
0.465%), 8/25/50  1,663,147 1,608
Federal Home Loan Mortgage Corp., Series
5020, Class ET
3.500%, 10/25/50  1,575,326 1,403
Federal Home Loan Mortgage Corp., Series
5058, Class BC
5.000%, 11/25/50  1,153,558 1,119
Federal Home Loan Mortgage Corp., Series
5091, Class AB
1.500%, 3/25/51  2,955,863 2,334
Federal Home Loan Mortgage Corp., Series
5092, Class HE
2.000%, 2/25/51  1,882,017 1,553
Federal Home Loan Mortgage Corp., Series
5116, Class PB
2.250%, 2/25/51  1,944,859 1,661
Federal Home Loan Mortgage Corp., Series
5118, Class CA
1.500%, 10/15/33  1,715,000 1,508
Federal Home Loan Mortgage Corp., Series
5119, Class AB
1.500%, 8/25/49  1,614,729 1,255
Federal Home Loan Mortgage Corp., Series
5119, Class QF
5.535%, (US 30 Day Average SOFR plus
0.200%), 6/25/51  2,375,875 2,240
Federal Home Loan Mortgage Corp., Series
5143, Class GA
2.000%, 6/25/49  1,195,330 961
Federal Home Loan Mortgage Corp., Series
5178, Class TP
2.500%, 4/25/49  2,592,785 2,211

Select Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Structured Products (52.4%) Shares/ Par
+
Value
$ (000’s)
Mortgage Securities continued
Federal Home Loan Mortgage Corp., Series
5184, Class AB
2.500%, 5/25/48  1,149,593 1,011
Federal Home Loan Mortgage Corp., Series
5201, Class CA
2.500%, 7/25/48  2,236,405 1,978
Federal Home Loan Mortgage Corp., Series
5202, Class BH
2.000%, 12/25/47  1,232,927 1,089
Federal Home Loan Mortgage Corp., Series
5202, Class LA
2.500%, 5/25/49  2,372,307 2,033
Federal Home Loan Mortgage Corp., Series
5202, Class MB
3.000%, 11/25/48  3,045,206 2,709
Federal Home Loan Mortgage Corp., Series
5202, Class TA
2.500%, 12/25/48  3,578,398 3,202
Federal Home Loan Mortgage Corp., Series
5206, Class CA
3.000%, 2/25/47  1,312,922 1,169
Federal Home Loan Mortgage Corp., Series
5206, Class CD
3.500%, 5/25/49  2,334,512 2,117
Federal Home Loan Mortgage Corp., Series
5207, Class PA
3.000%, 6/25/51  2,508,616 2,183
Federal Home Loan Mortgage Corp., Series
5209, Class EA
3.000%, 8/25/50  1,915,234 1,711
Federal Home Loan Mortgage Corp., Series
5209, Class EJ
3.000%, 8/25/50  1,915,234 1,711
Federal Home Loan Mortgage Corp., Series
5210, Class DC
3.000%, 9/25/51  1,794,091 1,629
Federal Home Loan Mortgage Corp., Series
5214, Class BY
3.000%, 4/25/52  1,804,000 1,441
Federal Home Loan Mortgage Corp., Series
5217, Class CD
2.500%, 7/25/49  1,855,758 1,682
Federal Home Loan Mortgage Corp., Series
5220, Class QK
3.500%, 9/25/50  3,675,095 3,413
Federal Home Loan Mortgage Corp., Series
5228, Class TN
3.500%, 7/25/39  1,489,425 1,392
Federal Home Loan Mortgage Corp., Series
5335, Class FB
6.148%, (US 30 Day Average SOFR plus
0.815%), 10/15/39  3,115,563 3,125
Federal Home Loan Mortgage Corp., Series
5338, Class FH
5.748%, (US 30 Day Average SOFR plus
0.415%), 4/15/45  3,061,511 2,984
Federal Home Loan Mortgage Corp., Series
5386, Class DM
2.000%, 3/25/44  1,988,000 1,383
Structured Products (52.4%) Shares/ Par
+
Value
$ (000’s)
Mortgage Securities continued
Federal Home Loan Mortgage Corp., Series
5396, Class HF
6.285%, (US 30 Day Average SOFR plus
0.950%), 4/25/54  4,372,713 4,400
Federal Home Loan Mortgage Corp., Series
5399, Class FB
6.235%, (US 30 Day Average SOFR plus
0.900%), 4/25/54  2,481,644 2,482
Federal Home Loan Mortgage Corp., Series
5410, Class JY
3.000%, 3/15/44  1,782,000 1,486
Federal National Mortgage Association
1.500%, 7/1/51  9,334,651 6,973
2.000%, 6/1/40  1,887,771 1,593
2.000%, 7/1/40  6,249,731 5,271
2.000%, 9/1/40  7,042,590 5,928
2.000%, 10/1/40  9,991,364 8,415
2.000%, 11/1/40  6,337,530 5,345
2.000%, 12/1/40  32,997,118 27,833
2.000%, 1/1/41  11,449,686 9,619
2.000%, 4/1/41  1,282,298 1,083
2.000%, 5/1/41  12,496,061 10,522
2.000%, 6/1/41  999,029 844
2.000%, 10/1/41  4,160,586 3,524
2.000%, 11/1/41  1,343,427 1,137
2.000%, 1/1/42  2,710,251 2,267
2.000%, 2/1/42  24,537,595 20,555
2.000%, 4/1/42  2,168,007 1,826
2.000%, 11/1/42  1,087,507 918
2.000%, 4/1/46  6,612,926 5,313
2.000%, 1/1/47  1,239,991 993
2.000%, 3/1/47  8,852,131 7,081
2.500%, 12/1/40  3,876,415 3,384
2.500%, 5/1/41  4,028,000 3,466
2.500%, 8/1/41  1,998,476 1,737
2.500%, 2/1/42  2,280,827 1,989
2.500%, 4/1/42  4,952,470 4,272
2.500%, 5/1/42  3,040,597 2,605
2.500%, 6/1/42  2,681,864 2,311
2.500%, 5/1/46  968,617 810
2.500%, 12/1/47  5,478,603 4,761
2.500%, 10/1/50  3,584,455 2,992
2.500%, 3/1/52  2,542,705 2,105
2.776%, (FTSE USD IBOR Consumer Cash
Fallbacks Term 1 Year plus 1.606%),
6/1/50  1,324,192 1,223
3.000%, 11/1/39  1,292,462 1,199
3.000%, 5/1/40  3,911,871 3,495
3.000%, 8/1/42  1,280,892 1,130
3.000%, 11/1/42  1,973,813 1,741
3.000%, 1/1/43  1,875,112 1,698
3.000%, 2/1/43  11,553,343 10,120
3.000%, 7/1/43  1,597,435 1,409
3.000%, 8/1/43  2,175,198 1,918
3.000%, 9/1/43  1,765,386 1,557
3.000%, 12/1/43  2,084,050 1,838
3.000%, 2/1/44  2,068,856 1,825
3.000%, 10/1/44  10,965,741 9,672
3.000%, 2/1/45  3,422,801 3,019
3.000%, 10/1/46  8,444,802 7,409

Select Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Structured Products (52.4%) Shares/ Par
+
Value
$ (000’s)
Mortgage Securities continued
3.000%, 11/1/46  5,879,695 5,126
3.000%, 12/1/46  8,548,507 7,462
3.000%, 1/1/47  5,993,446 5,232
3.000%, 2/1/47  10,199,085 8,968
3.000%, 3/1/47  1,201,671 1,041
3.000%, 9/1/47  973,261 849
3.000%, 1/1/48  3,030,144 2,641
3.000%, 2/1/48  1,484,819 1,297
3.000%, 4/1/48  8,431,154 7,437
3.000%, 8/1/48  1,757,203 1,550
3.000%, 1/1/49  3,731,906 3,283
3.000%, 2/1/49  3,560,456 3,109
3.000%, 10/1/49  25,740,977 22,705
3.000%, 2/1/50  37,325,402 32,644
3.000%, 5/1/50  7,796,415 6,833
3.000%, 7/1/50  24,414,768 21,323
3.000%, 4/1/52  7,794,721 6,732
3.000%, 7/1/52  1,526,367 1,338
3.000%, 10/1/52  9,812,269 8,471
3.000%, 2/1/55  1,149,013 992
3.000%, 7/1/60  14,169,438 11,911
3.500%, 5/1/37  1,121,084 1,065
3.500%, 10/1/37  1,077,392 1,018
3.500%, 6/1/41  1,662,265 1,558
3.500%, 5/1/42  755,083 700
3.500%, 6/1/42  1,376,672 1,277
3.500%, 8/1/43  9,381,154 8,631
3.500%, 1/1/44  769,384 714
3.500%, 7/1/45  18,671,157 16,925
3.500%, 4/1/47  6,418,313 5,843
3.500%, 2/1/50  1,534,764 1,392
3.500%, 4/1/50  3,118,852 2,819
3.500%, 7/1/50  6,629,411 6,009
3.515%, (FTSE USD IBOR Consumer Cash
Fallbacks Term 1 Year plus 1.603%),
3/1/50  2,955,160 2,969
3.954%, (US 30 Day Average SOFR plus
2.120%), 8/1/52  748,129 708
4.000%, 9/1/33  607,261 588
4.000%, 3/1/35  5,947,795 5,860
4.000%, 10/1/37  2,795,009 2,751
4.000%, 6/1/38  939,393 913
4.000%, 9/1/45  413,265 391
4.000%, 1/1/46  2,080,341 1,969
4.000%, 4/1/47  521,831 490
4.000%, 10/1/47  210,213 199
4.000%, 7/1/48  6,604,495 6,176
4.000%, 12/1/48  1,044,453 988
4.000%, 5/1/49  139,947 129
4.103%, (US 30 Day Average SOFR plus
2.120%), 7/1/52  2,562,063 2,436
4.113%, (US 30 Day Average SOFR plus
2.120%), 9/1/52  2,603,562 2,527
4.137%, (US 30 Day Average SOFR plus
2.132%), 10/1/52  6,138,676 5,960
4.215%, (US 30 Day Average SOFR plus
2.128%), 11/1/52  2,128,540 2,069
4.359%, (US 30 Day Average SOFR plus
2.125%), 7/1/52  3,241,620 3,151
4.500%, 6/1/41  85,092 83
Structured Products (52.4%) Shares/ Par
+
Value
$ (000’s)
Mortgage Securities continued
4.500%, 3/1/43  1,051,782 1,022
4.500%, 10/1/45  1,701,692 1,645
4.500%, 2/1/46  65,310 63
4.500%, 7/1/48  1,735,244 1,670
4.500%, 11/1/48  767,897 745
4.609%, (US 30 Day Average SOFR plus
2.126%), 8/1/52  3,613,267 3,536
4.628%, (US 30 Day Average SOFR plus
2.123%), 8/1/52  2,893,015 2,805
4.648%, (US 30 Day Average SOFR plus
2.130%), 8/1/52  2,940,841 2,881
6.000%, 6/1/54  2,305,719 2,370
6.226%, (FTSE USD IBOR Consumer Cash
Fallbacks Term 1 Year plus 1.578%),
6/1/45  683,545 697
6.489%, (FTSE USD IBOR Consumer Cash
Fallbacks Term 1 Year plus 1.580%),
1/1/46  1,587,748 1,618
6.500%, 6/1/54  1,969,956 2,065
7.000%, 1/1/54  11,371,664 11,767
7.500%, 1/1/54  6,059,601 6,310
Federal National Mortgage Association
Stripped, Series 2012-414, Class A35
3.500%, 10/25/42  2,071,956 1,910
Federal National Mortgage Association, Series
2010-107, Class FB
5.860%, (US 30 Day Average SOFR plus
0.525%), 9/25/40  742,391 737
Federal National Mortgage Association, Series
2011-111, Class DB
4.000%, 11/25/41  1,510,591 1,428
Federal National Mortgage Association, Series
2011-117, Class AF
5.900%, (US 30 Day Average SOFR plus
0.565%), 11/25/41  655,961 652
Federal National Mortgage Association, Series
2011-117, Class FA
5.900%, (US 30 Day Average SOFR plus
0.565%), 11/25/41  1,509,783 1,500
Federal National Mortgage Association, Series
2011-127, Class FC
5.900%, (US 30 Day Average SOFR plus
0.565%), 12/25/41  697,954 694
Federal National Mortgage Association, Series
2011-142, Class EF
5.950%, (US 30 Day Average SOFR plus
0.615%), 1/25/42  793,208 790
Federal National Mortgage Association, Series
2012-106, Class FA
5.790%, (US 30 Day Average SOFR plus
0.455%), 10/25/42  648,842 640
Federal National Mortgage Association, Series
2012-12, Class FA
5.950%, (US 30 Day Average SOFR plus
0.615%), 2/25/42  690,604 688
Federal National Mortgage Association, Series
2012-133, Class JF
5.800%, (US 30 Day Average SOFR plus
0.465%), 12/25/42  1,245,839 1,217

Select Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Structured Products (52.4%) Shares/ Par
+
Value
$ (000’s)
Mortgage Securities continued
Federal National Mortgage Association, Series
2012-151, Class NX
1.500%, 1/25/43  885,372 735
Federal National Mortgage Association, Series
2012-35, Class FL
5.950%, (US 30 Day Average SOFR plus
0.615%), 4/25/42  563,255 561
Federal National Mortgage Association, Series
2012-47, Class JF
5.950%, (US 30 Day Average SOFR plus
0.615%), 5/25/42  929,101 925
Federal National Mortgage Association, Series
2012-9, Class FA
5.950%, (US 30 Day Average SOFR plus
0.615%), 2/25/42  530,703 529
Federal National Mortgage Association, Series
2012-9, Class WF
5.950%, (US 30 Day Average SOFR plus
0.615%), 2/25/42  539,192 537
Federal National Mortgage Association, Series
2013-11, Class AP
1.500%, 1/25/43  2,660,296 2,375
Federal National Mortgage Association, Series
2013-15, Class FA
5.800%, (US 30 Day Average SOFR plus
0.465%), 3/25/43  1,501,960 1,467
Federal National Mortgage Association, Series
2013-43, Class BP
1.750%, 5/25/43  1,022,855 853
Federal National Mortgage Association, Series
2013-49, Class AP
1.750%, 5/25/43  767,963 628
Federal National Mortgage Association, Series
2014-17, Class DY
3.500%, 4/25/44  1,915,000 1,699
Federal National Mortgage Association, Series
2014-25, Class EL
3.000%, 5/25/44  1,420,845 1,274
Federal National Mortgage Association, Series
2014-74, Class PC
2.500%, 6/25/44  1,124,321 1,032
Federal National Mortgage Association, Series
2015-26, Class GF
5.750%, (US 30 Day Average SOFR plus
0.415%), 5/25/45  2,186,939 2,132
Federal National Mortgage Association, Series
2015-32, Class FA
5.750%, (US 30 Day Average SOFR plus
0.415%), 5/25/45  1,347,681 1,312
Federal National Mortgage Association, Series
2015-48, Class FB
5.750%, (US 30 Day Average SOFR plus
0.415%), 7/25/45  1,632,398 1,590
Federal National Mortgage Association, Series
2015-8, Class AP
2.000%, 3/25/45  2,572,068 2,230
Federal National Mortgage Association, Series
2015-84, Class PA
1.700%, 8/25/33  3,127,357 2,832
Structured Products (52.4%) Shares/ Par
+
Value
$ (000’s)
Mortgage Securities continued
Federal National Mortgage Association, Series
2016-11, Class CF
5.800%, (US 30 Day Average SOFR plus
0.465%), 3/25/46  731,656 722
Federal National Mortgage Association, Series
2016-11, Class FG
5.800%, (US 30 Day Average SOFR plus
0.465%), 3/25/46  1,009,843 994
Federal National Mortgage Association, Series
2016-19, Class FD
5.850%, (US 30 Day Average SOFR plus
0.515%), 4/25/46  4,604,216 4,542
Federal National Mortgage Association, Series
2016-22, Class FA
5.850%, (US 30 Day Average SOFR plus
0.515%), 4/25/46  1,910,509 1,883
Federal National Mortgage Association, Series
2016-22, Class FG
5.850%, (US 30 Day Average SOFR plus
0.515%), 4/25/46  1,608,891 1,587
Federal National Mortgage Association, Series
2016-3, Class PL
2.500%, 2/25/46  9,817,059 8,188
Federal National Mortgage Association, Series
2016-45, Class PB
3.000%, 7/25/46  1,060,000 791
Federal National Mortgage Association, Series
2016-48, Class MA
2.000%, 6/25/38  3,224,555 2,920
Federal National Mortgage Association, Series
2016-57, Class PC
1.750%, 6/25/46  6,874,524 5,685
Federal National Mortgage Association, Series
2016-69, Class BF
5.850%, (US 30 Day Average SOFR plus
0.515%), 10/25/46  1,526,813 1,508
Federal National Mortgage Association, Series
2016-75, Class FE
5.850%, (US 30 Day Average SOFR plus
0.515%), 10/25/46  1,184,415 1,168
Federal National Mortgage Association, Series
2016-78, Class FA
5.850%, (US 30 Day Average SOFR plus
0.515%), 3/25/44  781,377 771
Federal National Mortgage Association, Series
2016-79, Class FH
5.850%, (US 30 Day Average SOFR plus
0.515%), 11/25/46  1,184,813 1,169
Federal National Mortgage Association, Series
2016-82, Class FE
5.850%, (US 30 Day Average SOFR plus
0.515%), 11/25/46  2,710,988 2,678
Federal National Mortgage Association, Series
2016-82, Class FH
5.850%, (US 30 Day Average SOFR plus
0.515%), 11/25/46  2,429,067 2,396
Federal National Mortgage Association, Series
2016-84, Class FB
5.850%, (US 30 Day Average SOFR plus
0.515%), 11/25/46  1,158,959 1,143

Select Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Structured Products (52.4%) Shares/ Par
+
Value
$ (000’s)
Mortgage Securities continued
Federal National Mortgage Association, Series
2016-86, Class FE
5.850%, (US 30 Day Average SOFR plus
0.515%), 11/25/46  2,956,060 2,915
Federal National Mortgage Association, Series
2016-88, Class CF
5.900%, (US 30 Day Average SOFR plus
0.565%), 12/25/46  2,100,289 2,075
Federal National Mortgage Association, Series
2016-91, Class AF
5.850%, (US 30 Day Average SOFR plus
0.515%), 12/25/46  1,125,570 1,121
Federal National Mortgage Association, Series
2017-12, Class FD
5.850%, (US 30 Day Average SOFR plus
0.515%), 3/25/47  1,252,981 1,236
Federal National Mortgage Association, Series
2017-13, Class PA
3.000%, 8/25/46  1,107,105 1,001
Federal National Mortgage Association, Series
2017-23, Class FA
5.850%, (US 30 Day Average SOFR plus
0.515%), 4/25/47  1,340,436 1,322
Federal National Mortgage Association, Series
2017-24, Class PG
2.625%, 4/25/47  4,210,808 3,588
Federal National Mortgage Association, Series
2017-26, Class FA
5.800%, (US 30 Day Average SOFR plus
0.465%), 4/25/47  3,251,444 3,207
Federal National Mortgage Association, Series
2017-79, Class FB
5.700%, (US 30 Day Average SOFR plus
0.365%), 10/25/47  2,530,239 2,510
Federal National Mortgage Association, Series
2017-9, Class BF
5.850%, (US 30 Day Average SOFR plus
0.515%), 3/25/47  1,429,874 1,411
Federal National Mortgage Association, Series
2017-9, Class DF
5.850%, (US 30 Day Average SOFR plus
0.515%), 3/25/47  1,034,992 1,021
Federal National Mortgage Association, Series
2018-14, Class KC
3.000%, 3/25/48  2,042,199 1,898
Federal National Mortgage Association, Series
2018-36, Class FD
5.700%, (US 30 Day Average SOFR plus
0.365%), 6/25/48  2,636,300 2,610
Federal National Mortgage Association, Series
2018-38, Class MA
3.300%, 6/25/48  2,113,365 1,958
Federal National Mortgage Association, Series
2018-45, Class TM
3.000%, 6/25/48  1,671,476 1,468
Federal National Mortgage Association, Series
2018-55, Class GA
3.375%, 8/25/48  1,618,137 1,498
Federal National Mortgage Association, Series
2018-64, Class A
3.000%, 9/25/48  1,436,567 1,232
Structured Products (52.4%) Shares/ Par
+
Value
$ (000’s)
Mortgage Securities continued
Federal National Mortgage Association, Series
2018-8, Class KL
2.500%, 3/25/47  1,144,280 994
Federal National Mortgage Association, Series
2018-85, Class EA
3.500%, 12/25/48  1,160,872 1,098
Federal National Mortgage Association, Series
2019-13, Class PE
3.000%, 3/25/49  991,950 877
Federal National Mortgage Association, Series
2019-15, Class FA
5.950%, (US 30 Day Average SOFR plus
0.615%), 4/25/49  837,217 822
Federal National Mortgage Association, Series
2019-25, Class PA
3.000%, 5/25/48  2,213,528 2,001
Federal National Mortgage Association, Series
2019-41, Class FG
5.950%, (US 30 Day Average SOFR plus
0.615%), 8/25/59  2,020,251 1,980
Federal National Mortgage Association, Series
2019-43, Class FC
5.850%, (US 30 Day Average SOFR plus
0.515%), 8/25/49  1,621,817 1,587
Federal National Mortgage Association, Series
2019-67, Class FB
5.900%, (US 30 Day Average SOFR plus
0.565%), 11/25/49  849,255 832
Federal National Mortgage Association, Series
2020-37, Class DA
1.500%, 6/25/50  1,177,577 1,010
Federal National Mortgage Association, Series
2020-45, Class JL
3.000%, 7/25/40  2,720,902 2,454
Federal National Mortgage Association, Series
2020-48, Class AB
2.000%, 7/25/50  1,209,113 979
Federal National Mortgage Association, Series
2020-48, Class DA
2.000%, 7/25/50  3,706,355 3,052
Federal National Mortgage Association, Series
2020-57, Class LJ
2.000%, 8/25/50  1,863,000 1,304
Federal National Mortgage Association, Series
2020-59, Class NC
3.000%, 8/25/40  1,770,956 1,590
Federal National Mortgage Association, Series
2021-22, Class MN
2.750%, 10/25/50  2,003,505 1,759
Federal National Mortgage Association, Series
2021-26, Class BD
1.750%, 5/25/51  1,093,474 940
Federal National Mortgage Association, Series
2021-27, Class EC
1.500%, 5/25/51  5,264,307 4,174
Federal National Mortgage Association, Series
2021-33, Class AV
2.500%, 3/25/48  830,307 603
Federal National Mortgage Association, Series
2021-42, Class AC
2.000%, 2/25/51  1,577,042 1,327

Select Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Structured Products (52.4%) Shares/ Par
+
Value
$ (000’s)
Mortgage Securities continued
Federal National Mortgage Association, Series
2021-42, Class DC
2.000%, 11/25/50  3,833,792 3,198
Federal National Mortgage Association, Series
2021-73, Class A
2.500%, 11/25/49  2,109,775 1,812
Federal National Mortgage Association, Series
2021-73, Class DJ
2.000%, 3/25/49  2,181,448 1,811
Federal National Mortgage Association, Series
2021-76, Class KB
1.250%, 11/25/51  939,459 754
Federal National Mortgage Association, Series
2021-78, Class ND
1.500%, 11/25/51  2,929,910 2,330
Federal National Mortgage Association, Series
2021-86, Class MA
2.500%, 11/25/47  3,375,487 2,970
Federal National Mortgage Association, Series
2021-91, Class AB
2.500%, 9/25/49  1,988,044 1,716
Federal National Mortgage Association, Series
2021-96, Class AH
2.500%, 3/25/49  2,193,310 1,879
Federal National Mortgage Association, Series
2022-11, Class D
3.000%, 1/25/50  2,188,612 1,959
Federal National Mortgage Association, Series
2022-18, Class DL
3.250%, 7/25/46  2,810,030 2,558
Federal National Mortgage Association, Series
2022-28, Class CA
2.000%, 1/25/48  1,932,160 1,682
Federal National Mortgage Association, Series
2022-3, Class N
2.000%, 10/25/47  5,769,907 4,906
Federal National Mortgage Association, Series
2022-4, Class MH
3.000%, 9/25/48  2,266,329 2,054
Federal National Mortgage Association, Series
2022-49, Class NQ
3.000%, 2/25/52  1,063,000 915
Federal National Mortgage Association, Series
2022-89, Class AY
3.000%, 2/25/48  2,263,000 1,859
Federal National Mortgage Association, Series
2022-9, Class DJ
3.250%, 3/25/49  1,575,690 1,430
Federal National Mortgage Association, Series
2023-14, Class EJ
2.750%, 4/25/49  1,961,312 1,757
Federal National Mortgage Association, Series
2023-37, Class FH
5.850%, (US 30 Day Average SOFR plus
0.515%), 1/25/50  3,369,938 3,299
Federal National Mortgage Association, Series
2023-38, Class FC
6.000%, (US 30 Day Average SOFR plus
0.665%), 6/25/40  2,153,479 2,142
Structured Products (52.4%) Shares/ Par
+
Value
$ (000’s)
Mortgage Securities continued
Federal National Mortgage Association, Series
2024-26, Class KY
3.000%, 12/25/43  1,762,000 1,465
Government National Mortgage Association
2.500%, 12/20/37  2,336,327 2,099
2.500%, 6/20/38  4,392,192 3,941
3.000%, 6/20/43  2,144,754 1,880
3.000%, 8/20/43  704,298 617
3.000%, 10/20/46  368,912 323
3.000%, 12/20/46  1,802,677 1,579
3.000%, 1/20/47  608,338 532
3.000%, 3/20/47  1,362,444 1,194
3.000%, 4/20/47  1,857,391 1,626
3.000%, 7/20/47  597,568 524
3.000%, 8/20/47  878,846 770
3.000%, 9/20/47  450,488 395
3.000%, 11/15/47  6,222,648 5,560
3.000%, 11/20/47  1,452,824 1,271
3.000%, 12/20/47  108,391 94
3.000%, 1/20/48  801,479 700
3.000%, 2/20/48  561,391 491
3.000%, 3/20/48  221,905 194
3.000%, 10/20/50  5,231,862 4,571
3.500%, 1/20/48  1,121,209 1,018
4.000%, 3/20/48  300,732 279
4.000%, 4/20/48  1,047,427 972
4.500%, 8/15/47  203,139 196
4.500%, 2/20/49  1,336,112 1,254
6.000%, 1/20/53  8,629,109 8,754
Government National Mortgage Association
TBA
6.500%, 7/15/54  37,000,000 37,527
Government National Mortgage Association,
Series 2010-163, Class NC
4.000%, 12/20/40  1,675,335 1,620
Government National Mortgage Association,
Series 2013-152, Class HA
2.500%, 6/20/43  1,831,823 1,643
Government National Mortgage Association,
Series 2014-181, Class L
3.000%, 12/20/44  1,211,000 1,063
Government National Mortgage Association,
Series 2015-144, Class CA
2.500%, 10/20/45  1,942,379 1,668
Government National Mortgage Association,
Series 2016-136, Class A
3.000%, 7/20/44  1,024,333 891
Government National Mortgage Association,
Series 2016-93, Class AB
1.750%, 7/20/44  2,199,445 1,733
Government National Mortgage Association,
Series 2016-99, Class TL
2.000%, 4/16/44  2,793,547 2,220
Government National Mortgage Association,
Series 2017-139, Class GA
3.000%, 9/20/47  4,348,138 3,840
Government National Mortgage Association,
Series 2017-167, Class BQ
2.500%, 8/20/44  1,093,240 988

Select Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Structured Products (52.4%) Shares/ Par
+
Value
$ (000’s)
Mortgage Securities continued
Government National Mortgage Association,
Series 2018-65, Class DC
3.500%, 5/20/48  1,482,000 1,313
Government National Mortgage Association,
Series 2020-133, Class GA
1.000%, 9/20/50  2,274,873 1,892
Government National Mortgage Association,
Series 2020-138, Class LE
1.500%, 9/20/50  5,173,964 4,069
Government National Mortgage Association,
Series 2021-215, Class GA
2.000%, 12/20/51  1,186,702 1,000
Government National Mortgage Association,
Series 2021-227, Class E
2.500%, 7/20/50  8,333,533 7,090
Government National Mortgage Association,
Series 2021-27, Class BD
5.000%, 2/20/51  1,483,139 1,437
Government National Mortgage Association,
Series 2021-27, Class CW
5.001%, 2/20/51  2,156,337 2,061
Government National Mortgage Association,
Series 2021-27, Class NT
5.000%, 2/20/51  1,676,259 1,575
Government National Mortgage Association,
Series 2021-27, Class Q
5.000%, 2/20/51  1,481,385 1,394
Government National Mortgage Association,
Series 2021-8, Class CY
5.000%, 1/20/51  1,485,762 1,449
Government National Mortgage Association,
Series 2022-107, Class C
2.500%, 6/20/51  6,875,035 5,620
Government National Mortgage Association,
Series 2022-153, Class KA
4.000%, 12/20/49  1,888,492 1,802
Government National Mortgage Association,
Series 2022-191, Class B
4.000%, 6/20/41  8,606,000 8,002
Government National Mortgage Association,
Series 2022-191, Class BY
4.000%, 8/20/41  9,389,000 8,753
Government National Mortgage Association,
Series 2022-197, Class LF
6.033%, (US 30 Day Average SOFR plus
0.700%), 11/20/52  6,412,830 6,337
Government National Mortgage Association,
Series 2022-205, Class A
2.000%, 9/20/51  2,548,188 2,008
Government National Mortgage Association,
Series 2022-31, Class GH
2.500%, 12/20/49  4,387,369 3,799
Government National Mortgage Association,
Series 2022-34, Class DN
3.500%, 9/20/41  3,559,224 3,258
Government National Mortgage Association,
Series 2022-5, Class BA
2.000%, 10/20/49  8,607,207 7,210
Government National Mortgage Association,
Series 2022-50, Class CA
3.000%, 3/20/52  6,242,771 5,447
Structured Products (52.4%) Shares/ Par
+
Value
$ (000’s)
Mortgage Securities continued
Government National Mortgage Association,
Series 2022-66, Class CG
3.500%, 4/20/52  3,947,588 3,662
Government National Mortgage Association,
Series 2022-84, Class A
2.500%, 1/20/52  13,159,707 10,743
Government National Mortgage Association,
Series 2023-196, Class E
3.000%, 9/20/48  2,592,465 2,378
Government National Mortgage Association,
Series 2024-45, Class BD
2.000%, 3/20/54  1,433,484 1,260
GS Mortgage Securities Trust, Series 2015-
GC32, Class A3
3.498%, 7/10/48  1,068,355 1,045
GS Mortgage Securities Trust, Series 2020-
GSA2, Class A4
1.721%, 12/12/53  3,499,000 2,887
Impact Funding Affordable Multifamily Housing
Mortgage Loan Trust, Series 2010-1,
Class A1 144A 144A
5.314%, 1/25/51 144A  737,821 727
JP Morgan Chase Commercial Mortgage
Securities Trust, Series 2016-JP4, Class A3
3.392%, 12/15/49  674,000 643
JPMBB Commercial Mortgage Securities
Trust, Series 2015-C28, Class A3
2.912%, 10/15/48  3,340,808 3,298
JPMBB Commercial Mortgage Securities
Trust, Series 2015-C30, Class A5
3.821%, 7/15/48  1,895,000 1,835
MFRA Trust, Series 2021-NQM2, Class A1 144A 144A
1.029%, (AFC), 11/25/64 144A  795,276 685
Morgan Stanley Capital I Trust, Series 2020-
HR8, Class A3
1.790%, 7/15/53  1,911,000 1,591
New Residential Mortgage Loan Trust, Series
2019-NQM4, Class A1 144A 144A
2.492%, (AFC), 9/25/59 144A  352,292 327
Residential Funding Mortgage Securities I,
Series 2003-S18, Class A1
4.500%, 10/25/25  2,120 1
Starwood Mortgage Residential Trust, Series
2020-1, Class A1 144A 144A
2.275%, (AFC), 2/25/50 144A  126,030 118
Starwood Mortgage Residential Trust, Series
2020-3, Class A1 144A 144A
1.486%, (AFC), 4/25/65 144A  492,154 468
Starwood Mortgage Residential Trust, Series
2020-INV1, Class A1 144A 144A
1.027%, (AFC), 11/25/55 144A  435,503 403
Starwood Mortgage Residential Trust, Series
2021-1, Class A1 144A 144A
1.219%, (AFC), 5/25/65 144A  654,103 582
Starwood Mortgage Residential Trust, Series
2021-4, Class A1 144A 144A
1.162%, (AFC), 8/25/56 144A  1,818,503 1,559
Uniform Mortgage Backed Security TBA
6.000%, 7/15/54  27,700,000 27,777
6.500%, 7/15/54  22,500,000 22,899

Select Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Structured Products (52.4%) Shares/ Par
+
Value
$ (000’s)
Mortgage Securities continued
Verus Securitization Trust, Series 2019-4,
Class A1 144A 144A
3.642%, (AFC), 11/25/59 144A ∑ 475,703 462
Verus Securitization Trust, Series 2019-INV3,
Class A1 144A 144A
3.692%, (AFC), 11/25/59 144A  199,298 194
Verus Securitization Trust, Series 2020-2,
Class A1 144A 144A
3.226%, (AFC), 5/25/60 144A  82,828 82
Verus Securitization Trust, Series 2021-1,
Class A1 144A 144A
0.815%, (AFC), 1/25/66 144A  806,981 710
Verus Securitization Trust, Series 2021-2,
Class A1 144A 144A
1.031%, (AFC), 2/25/66 144A  1,582,512 1,381
Verus Securitization Trust, Series 2021-3,
Class A1 144A 144A
1.046%, (AFC), 6/25/66 144A  1,334,586 1,119
Verus Securitization Trust, Series 2021-4,
Class A1 144A 144A
0.938%, (AFC), 7/25/66 144A  1,676,045 1,357
Verus Securitization Trust, Series 2021-5,
Class A1 144A 144A
1.013%, (AFC), 9/25/66 144A  4,336,445 3,606
Verus Securitization Trust, Series 2021-7,
Class A1 144A 144A
1.829%, (AFC), 10/25/66 144A ∑ 1,934,412 1,692
Verus Securitization Trust, Series 2021-8,
Class A1 144A 144A
1.824%, (AFC), 11/25/66 144A  1,876,611 1,644
Structured Products (52.4%) Shares/ Par
+
Value
$ (000’s)
Mortgage Securities continued
Verus Securitization Trust, Series 2021-R1,
Class A1 144A 144A
0.820%, (AFC), 10/25/63 144A  612,499 564
Verus Securitization Trust, Series 2021-R3,
Class A1 144A 144A
1.020%, (AFC), 5/25/64 144A  752,371 674
Visio Trust, Series 2020-1R, Class A1 144A 144A
1.312%, 11/25/55 144A  457,956 427
Total 1,241,464
Total Structured Products (Cost: $1,511,599) 1,470,398
Total Investments (101.8%) (Cost: $2,934,145)
@
2,857,462
Other Assets, Less Liabilities (-1.8%) (50,671)
Net Assets (100.0%) 2,806,791
+ All par is stated in U.S. Dollar unless otherwise noted.
144A Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2024 the value of these securities (in thousands) was $197,538 representing 7.0%
of the net assets.
α Rate shown is the rate as of the period end. The rate may be based on a fixed rate, a capped rate or a  floor rate and may convert to a variable or floating rate in the future.
§ Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. At June 30, 2024, the aggregate value of these securities was $789 (in thousands), representing 0.0% of net assets.
∑ Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
@ At June 30, 2024, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $2,934,145 and the net unrealized depreciation of investments based on that cost was $76,683 which is comprised of $14,301 aggregate gross unrealized appreciation and $90,984 aggregate gross unrealized depreciation.  Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to the Financial Statements section in the
Portfolio's most recent annual report.

Select Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

The following is a summary of the inputs used in valuing the Portfolio's Investments at June 30, 2024.  See Note 3 for additional information on portfolio valuation.
Valuation Inputs
Description
Level 1 - Quoted
Prices
Level 2 - Other
Significant
Observable Inputs
Level 3
-  Significant
Unobservable
Inputs
(Amounts in thousands)
Assets:
Municipal Bonds $ — $ 8,453 $ —
Corporate Bonds — 725,314 —
Governments — 653,297 —
Structured Products — 1,470,398 —
Total Assets:
$ — $ 2,857,462 $ —

Schedule of Investments
June 30, 2024 (unaudited)
Long-Term U.S. Government Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Corporate Bonds ( 0.3% ) Shares/ Par
+
Value
$ (000's)
Industrial (0.3%)
Vessel Management Services, Inc.
3.432%, 8/15/36 347,000 302
Total 302
Total Corporate Bonds (Cost: $347) 302
Governments ( 125.5% )
Governments (125.5%)
Federal National Mortgage Association
5.625%, 4/17/28 100,000 104
Resolution Funding Corp. Stripped
0.000%, 4/15/30 PO  4,800,000 3,668
0.000%, 4/15/28 IO  400,000 337
Tennessee Valley Authority Stripped
0.000%, 5/1/30 PO  500,000 379
US Treasury
1.125%, 5/15/40 1,650,000 1,015
1.125%, 8/15/40 44,690,000 27,212
1.375%, 11/15/40 9,800,000 6,184
1.375%, 8/15/50 1,080,000 553
1.625%, 11/15/50 400,000 219
1.875%, 2/15/41 1,900,000 1,300
2.000%, 2/15/50 12,920,000 7,846
2.250%, 8/15/49 300,000 194
2.375%, 5/15/51 2,300,000 1,515
2.500%, 2/15/45 1,440,000 1,027
2.500%, 2/15/46 850,000 599
2.875%, 5/15/49 1,750,000 1,293
3.000%, 11/15/44 1,620,000 1,265
3.000%, 5/15/45 1,410,000 1,096
3.000%, 11/15/45 370,000 286
3.000%, 2/15/48 330,000 251
3.000%, 8/15/48  β 700,000 531
3.000%, 2/15/49 10,470,000 7,931
3.000%, 8/15/52 4,500,000 3,385
3.125%, 8/15/44 1,620,000 1,295
3.125%, 5/15/48 2,430,000 1,890
3.375%, 8/15/42 6,500,000 5,490
3.625%, 3/31/30 200,000 193
3.625%, 2/15/53 2,900,000 2,467
3.625%, 5/15/53 1,400,000 1,191
3.750%, 5/31/30 200,000 194
3.750%, 6/30/30 400,000 387
3.875%, 2/15/43 900,000 814
3.875%, 5/15/43 3,100,000 2,797
4.000%, 2/28/30 200,000 196
4.000%, 11/15/42 2,800,000 2,580
4.000%, 11/15/52 15,830,000 14,421
4.125%, 8/31/30 200,000 197
4.250%, 2/28/29 4,300,000 4,281
4.375%, 11/30/30 600,000 600
4.375%, 5/15/41 16,080,000 15,769
4.375%, 8/15/43 6,800,000 6,564
4.500%, 2/15/44 1,600,000 1,570
4.625%, 9/30/30 300,000 304
4.750%, 11/15/43 3,390,000 3,435
Governments (125.5%) Shares/ Par
+
Value
$ (000’s)
Governments continued
4.875%, 10/31/30 200,000 206
US Treasury Inflation Index Bond
0.125%, 1/15/32 904,776 783
0.625%, 7/15/32 1,726,432 1,548
1.125%, 1/15/33 2,252,307 2,084
1.250%, 4/15/28 1,881,360 1,817
1.750%, 1/15/34 2,346,322 2,276
2.375%, 10/15/28 614,274 622
US Treasury Stripped
0.000%, 8/15/34 IO  850,000 541
0.000%, 5/15/41 IO  40,000 18
0.000%, 8/15/41 IO  50,000 22
0.000%, 11/15/41 IO  80,000 35
0.000%, 5/15/42 IO  70,000 30
0.000%, 8/15/42 IO  220,000 92
0.000%, 11/15/42 IO  50,000 21
Total 144,920
Total Governments (Cost: $167,833) 144,920
Structured Products ( 22.5% )
Asset Backed Securities (0.3% )
ECMC Group Student Loan Trust, Series
2018-1A, Class A 144A 144A
6.200%, (US 30 Day Average SOFR plus
0.865%), 2/27/68 144A  40,945 41
Hertz Vehicle Financing LLC, Series 2022-2A,
Class A 144A 144A
2.330%, 6/26/28 144A  300,000 275
Massachusetts Educational Financing
Authority, Series 2008-1, Class A1
6.559%, (US 90 Day Average SOFR plus
1.212%), 4/25/38  13,388 13
Total 329
Mortgage Securities (22.2%)
Benchmark Mortgage Trust, Series 2019-B9,
Class A5
4.015%, 3/15/52  600,000 558
Benchmark Mortgage Trust, Series 2024-V6,
Class A3
5.925%, 3/15/29  200,000 204
BWAY Mortgage Trust, Series 2013-1515,
Class A2 144A 144A
3.454%, 3/10/33 144A  300,000 285
COMM Mortgage Trust, Series 2018-HOME,
Class A 144A 144A
3.942%, (CSTR, AFC), 4/10/33 144A  200,000 182
Extended Stay America Trust, Series 2021-
ESH, Class A 144A 144A
6.523%, (US SOFR 1 Month plus 1.195%),
7/15/38 144A  363,118 362
Federal Home Loan Mortgage Corp.
4.500%, 5/1/54  1,742,858 1,643
Federal Home Loan Mortgage Corp., Series
2752, Class EZ
5.500%, 2/15/34  89,835 91

Long-Term U.S. Government Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Structured Products (22.5%) Shares/ Par
+
Value
$ (000’s)
Mortgage Securities continued
Federal Home Loan Mortgage Corp., Series
3759, Class FB
5.948%, (US 30 Day Average SOFR plus
0.615%), 11/15/40  16,588 16
Federal Home Loan Mortgage Corp., Series
4092, Class AY
3.000%, 8/15/32  2,200,000 2,045
Federal Home Loan Mortgage Corp., Series
4387, Class AZ
4.000%, 9/15/44  2,075,309 1,961
Federal Home Loan Mortgage Corp., Series
4398, Class ZX
4.000%, 9/15/54  882,672 765
Federal Home Loan Mortgage Corp., Series
4830, Class ZG
3.000%, 4/15/53  621,775 492
Federal Home Loan Mortgage Corp., Series
T-61, Class 1A1
6.553%, (Federal Reserve US 12 Month
Cumulative Avg 1 year CMT plus 1.400%),
7/25/44  3,649 3
Federal National Mortgage Association
3.600%, 2/1/40  528,830 485
5.000%, 6/1/35  17,797 18
5.000%, 2/1/36  27,741 27
5.500%, 5/1/49  23,814 24
6.500%, 5/1/54  1,177,782 1,199
Federal National Mortgage Association, Series
2007-39, Class NZ
4.250%, 5/25/37  32,611 32
Federal National Mortgage Association, Series
2012-101, Class FC
5.950%, (US 30 Day Average SOFR plus
0.615%), 9/25/42  23,569 23
Federal National Mortgage Association, Series
2016-61, Class ML
3.000%, 9/25/46  900,000 729
Freddie Mac Military Housing Bonds
Resecuritization Trust, Series 2015-R1,
Class A2 144A 144A
4.310%, (CSTR), 10/25/52 144A  551,877 476
Government National Mortgage Association
TBA
4.000%, 7/15/54  800,000 739
Government National Mortgage Association,
Series 2010-26, Class OW
0.000%, 2/20/40 PO  252,560 193
Government National Mortgage Association,
Series 2010-75, Class OA
0.000%, 9/20/35 PO  160,126 126
GS Mortgage Securities Trust, Series 2015-
590M, Class B 144A 144A
3.932%, (CSTR), 10/10/35 144A  300,000 277
Hilton USA Trust, Series 2016-HHV, Class A 144A 144A
3.719%, 11/5/38 144A  600,000 571
Merrill Lynch Mortgage Investors Trust, Series
2003-A4, Class 3A
6.970%, (CSTR, AFC), 5/25/33  524 1
Structured Products (22.5%) Shares/ Par
+
Value
$ (000’s)
Mortgage Securities continued
Morgan Stanley Capital I Trust, Series 2021-
230P, Class A 144A 144A
6.613%, (US SOFR 1 Month plus 1.284%),
12/15/38 144A  200,000 189
New Residential Mortgage Loan Trust, Series
2020-RPL1, Class A1 144A 144A
2.750%, (AFC), 11/25/59 144A  81,589 76
Ready Capital Mortgage Financing LLC,
Series 2022-FL8, Class A 144A 144A
6.985%, (US 30 Day Average SOFR plus
1.650%), 1/25/37 144A  162,578 162
Structured Asset Mortgage Investments, Inc.,
Series 2004-AR5, Class 1A1
6.113%, (US SOFR 1 Month plus 0.775%),
(AFC), 10/19/34  1,251 1
Towd Point Mortgage Trust, Series 2020-1,
Class A2A 144A 144A
3.100%, (AFC), 1/25/60 144A  200,000 174
Uniform Mortgage Backed Security TBA
4.500%, 7/13/53  4,050,000 3,818
5.000%, 7/15/54  2,000,000 1,933
5.500%, 8/15/54  2,700,000 2,663
6.000%, 8/15/54  3,100,000 3,107
Total 25,650
Total Structured Products (Cost: $27,195) 25,979
Short-Term Investments ( 36.9% )
Governments (1 .2%)
US Treasury
0.000%, 7/5/24 1,400,000 1,399
Total 1,399
Repurchase Agreements (35.7%)
BNP Paribas SA repurchase (Purchased on
6/28/24, to be repurchased at $11,501,725,
collateralized by US Treasury Note,
1.375%, due 11/15/31, par and fair value of
$14,411,500 and $11,700,337, respectively)
5.400%, 7/1/24 11,500,000 11,500
Citigroup Global Markets, Inc. repurchase
(Purchased on 6/28/24, to be repurchased at
$11,501,728, collateralized by US Treasury
Note, 5.000%, due 9/30/25, par and fair
value of $11,728,000 and $11,720,441,
respectively)
5.410%, 7/1/24 11,500 ,000 11,500
Citigroup Global Markets, Inc. repurchase
(Purchased on 6/28/24, to be repurchased
at $9,001,360, collateralized by US Treasury
Note, 0.875%, due 9/30/26, par and fair
value of $9,960,000 and $9,162,033,
respectively)
5.410%, 7/1/24 9,000,000 9,000
Deutsche Bank AG repurchase (Purchased on
6/28/24, to be repurchased at $9,201,383,
collateralized by US Treasury Note,
1.375%, due 11/15/31, par and fair value of
$11,512,000 and $9,346,305, respectively)

Long-Term U.S. Government Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Short-Term Investments (36.9%) Shares/ Par
+
Value
$ (000’s)
Repurchase Agreements continued
5.410%, 7/1/24 9,200,000 9,200
Total 41,200
Total Short-Term Investments (Cost: $42,599) 42,599
Total Investments (185.2%) (Cost: $237,974)
@
213,800
Other Assets, Less Liabilities (-85.2%) (98,348)
Net Assets (100.0%) 115,452
Exchange Traded or Centrally Cleared Derivatives
Futures
Issuer
Long/
Short Currency
Notional Par
(000's)
Number
of
Contracts
Expiration
Date
Notional Value
(000's)
Unrealized
Appreciation/
(Depreciation)
(000's)
Variation Margin
(000's)
Five-Year US Treasury Note Future Short USD 15,300 153 9/24 $ 16,307 $ (113) $ 17
Ten-Year US Treasury Note Future Short USD 1,000 10 9/24 1,100 (1) 3
Two-Year US Treasury Note Future Short USD 1,600 8 9/24 1,634 (1) –π
Ultra Long Term US Treasury Bond Future Long USD 1,700 17 9/24 2,131 24 (28)
Ultra Ten-Year US Treasury Note Future Short USD 23,000 230 9/24 26,112 (254) 111
US Treasury Long Bond Future Short USD 7,400 74 9/24 8,755 (59) 74
$ (404) $ 177
Centrally Cleared Interest Rate Swaps - Receive Floating Rate
Floating Rate Index
Fixed
Rate
Expiration
Date
Notional
Amount
(000's) Currency
Upfront
Premium Paid/
(Received)
(000's)
Unrealized
Appreciation/
(Depreciation)
(000's)
Market Value
(000's)
Variation
Margin(000's)
1-Day USD-SOFR
Compounded-OIS
1.750% 10/53 500 USD $ (7) $ 181 $ 174 $ 7
1-Day USD-SOFR
Compounded-OIS
0.750% 3/31 1,000 USD 14 192 206 3
1-Day USD-SOFR
Compounded-OIS
1.250% 6/41 3,110 USD 94 1,042 1,136 27
$ 101 $ 1,415 $ 1,516 $ 37
Centrally Cleared Interest Rate Swaps - Pay Floating Rate
Floating Rate Index
Fixed
Rate
Expiration
Date
Notional
Amount
(000's) Currency
Upfront
Premium Paid/
(Received)
(000's)
Unrealized
Appreciation/
(Depreciation)
(000's)
Market Value
(000's)
Variation
Margin(000's)
1-Day USD-SOFR
Compounded-OIS
1.600% 10/28 9,000 USD $ 11 $ (903) $ (892) $ (10)
1-Day USD-SOFR
Compounded-OIS
1.000% 12/25 3,170 USD 23 (204) (181) 1
$ 34 $ (1,107) $ (1,073) $ (9)
Written Options
Description Currency
Notional Par
(000's) Exercise Price
Expiration
Date
Number of
Contracts Value (000's)
Call - Ten-Year US Treasury Note Future USD 9 $ 112.000 7/24 9 $ (1)
Put - Ten-Year US Treasury Note Future USD 9 109.000 7/24 9 (3)
(Premiums Received $5)
$ (4)

Long-Term U.S. Government Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Financial Derivative Assets Financial Derivative Liabilities
Variation Margin (000's) Variation Margin (000's)
Market Value
(000's)
Swaps Futures Total Swaps Futures Total Options
Total Exchange-Traded or
Centrally Cleared Derivatives
$ 38 $ 205 $ 243 $ (10) $ (28) $ (38) $ (4)
+ All par is stated in U.S. Dollar unless otherwise noted.
β Part or all of the security has been pledged as collateral.
144A Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2024 the value of these securities (in thousands) was $3,070 representing 2.7% of the net assets.
@ At June 30, 2024, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $238,104 and the net unrealized depreciation of investments based on that cost was $24,269 which is comprised of $1,646 aggregate gross unrealized appreciation and $25,915 aggregate gross unrealized depreciation.  Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to the Financial Statements section in the
Portfolio's most recent annual report.
π Amount is less than one thousand.
The following is a summary of the inputs used in valuing the Portfolio's Investments at June 30, 2024.  See Note 3 for additional information on portfolio valuation.
Valuation Inputs
Description
Level 1 - Quoted
Prices
Level 2 - Other
Significant
Observable Inputs
Level 3
- Significant
Unobservable
Inputs
(Amounts in thousands)
Assets:
Corporate Bonds $ — $ 302 $ —
Governments — 144,920 —
Structured Products — 25,979 —
Short-Term Investments — 42,599 —
Other Financial Instruments
Ω
Futures 24 — —
Interest Rate Swaps — 1,516 —
Total Assets:
$ 24 $ 215,316 $ —
Liabilities:
Other Financial Instruments
Ω
Futures (428) — —
Written Options (4) — —
Interest Rate Swaps — (1,073) —
Total Liabilities:
$ (432) $ (1,073) $ —
Ω
Other financial instruments are derivative instruments such as futures and forward foreign currency contracts, which are valued at the unrealized appreciation
(depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Schedule of Investments
June 30, 2024 (unaudited)
Inflation Protection Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Corporate Bonds ( 6.1% ) Shares/ Par
+
Value
$ (000's)
Consumer, Cyclical (0.4%)
Honda Motor Co., Ltd.
2.271%, 3/10/25 1,550,000 1,516
Total 1,516
Consumer, Non-cyclical (1.5%)
AbbVie, Inc.
2.950%, 11/21/26 800,000 762
Amgen, Inc.
5.250%, 3/2/33 830,000 827
Bristol-Myers Squibb Co.
5.200%, 2/22/34 197,000 197
Roche Holdings, Inc.  144A  144A
2.314%, 3/10/27 144A 1,270,000 1,185
Stryker Corp.
4.850%, 12/8/28 800,000 794
Thermo Fisher Scientific, Inc.
1.215%, 10/18/24 2,570,000 2,537
Total 6,302
Financial (3.3%)
Bank of America Corp.
5.468%, (US SOFR plus 1.650%), 1/23/35 α 335,000 335
5.933%, (US SOFR plus 1.340%), 9/15/27 α 2,210,000 2,234
The Charles Schwab Corp.  α
5.375%, (US Treasury Yield Curve Rate
T Note Constant Maturity 5 year plus
4.971%), 12/31/99 µ,α 1,055,000 1,043
Chubb INA Holdings, Inc.
5.000%, 3/15/34 1,070,000 1,059
Citigroup, Inc.
3.668%, (US SOFR 3 Month plus
1.652%), 7/24/28 α 100,000 95
5.827%, (US SOFR plus 2.056%), 2/13/35 α 420,000 416
6.270%, (US SOFR plus 2.338%), 11/17/33
α 70,000 73
Corebridge Global Funding  144A  144A
5.350%, 6/24/26 144A 913,000 912
Fifth Third Bancorp  α
6.339%, (US SOFR plus 2.340%), 7/27/29 α 1,620,000 1,661
JPMorgan Chase & Co.
4.005%, (US SOFR 3 Month plus
1.382%), 4/23/29 α 360,000 344
5.299%, (US SOFR plus 1.450%), 7/24/29 α 760,000 762
6.087%, (US SOFR plus 1.570%), 10/23/29
α 970,000 1,002
National Bank of Canada  α
1.000%, (US SOFR plus 1.036%), 7/2/27 α 603,000 603
Truist Financial Corp.  α
5.711%, (US SOFR plus 1.922%), 1/24/35 α 1,477,000 1,470
UBS Group Funding AG  144A  144A
4.125%, 9/24/25 144A 843,000 827
Wells Fargo & Co.
4.897%, (US SOFR plus 2.100%), 7/25/33 α 325,000 313
5.389%, (US SOFR plus 2.020%), 4/24/34 α 120,000 119
Corporate Bonds (6.1%) Shares/ Par
+
Value
$ (000’s)
Financial continued
6.303%, (US SOFR plus 1.790%), 10/23/29
α 280,000 291
Total 13,559
Industrial (0.5%)
Caterpillar Financial Services Corp.
3.650%, 8/12/25 1,970,000 1,935
Total 1,935
Utilities (0.4%)
Duke Energy Florida LLC
5.875%, 11/15/33 460,000 478
PPL Electric Utilities Corp.
4.850%, 2/15/34 850,000 827
Sempra
3.300%, 4/1/25 507,000 498
Total 1,803
Total Corporate Bonds (Cost: $25,393) 25,115
144A 144A 144A
Governments ( 69.1% )
Governments (69.1%)
Canadian Government Bond
3.500%, 3/1/28 CAD  ∞ 18,500,000 13,482
4.000%, 3/1/29 CAD  ∞ 2,580,000 1,925
Deutsche Bundesrepublik Inflation Linked
Bond
0.100%, 4/15/26 EUR  §,∞ 6,882,260 7,188
Federal Home Loan Banks
5.500%, 7/15/36 1,000,000 1,089
Federal Home Loan Mortgage Corp.
6.250%, 7/15/32 14,850,000 16,619
Federal National Mortgage Association
6.625%, 11/15/30 13,650,000 15,256
Tennessee Valley Authority
1.500%, 9/15/31 1,500,000 1,221
3.875%, 3/15/28 1,750,000 1,712
5.880%, 4/1/36 3,250,000 3,574
US Treasury Inflation Index Bond
0.125%, 1/15/30  β 19,191,848 17,272
0.125%, 7/15/30 10,332,407 9,245
0.125%, 1/15/31 16,920,837 14,935
0.125%, 7/15/31 11,673,616 10,250
0.125%, 1/15/32 12,893,058 11,161
0.125%, 2/15/51 8,609,816 4,977
0.125%, 10/15/26  β 2,948,561 2,806
0.250%, 2/15/50 6,731,198 4,108
0.375%, 1/15/27 6,035,003 5,736
0.375%, 7/15/27 10,573,365 10,034
0.500%, 1/15/28 9,532,350 8,982
0.625%, 7/15/32 10,196,739 9,143
0.625%, 2/15/43 8,522,500 6,398
0.750%, 2/15/42 10,537,607 8,230
0.750%, 2/15/45 17,933,285 13,429
0.875%, 2/15/47 5,844,375 4,387
0.875%, 1/15/29 11,174,400 10,586

Inflation Protection Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Governments (69.1%) Shares/ Par
+
Value
$ (000’s)
Governments continued
1.000%, 2/15/46 3,903,234 3,045
1.000%, 2/15/48 1,462,041 1,119
1.000%, 2/15/49 3,051,160 2,317
1.125%, 1/15/33 4,946,656 4,576
1.250%, 4/15/28 8,884,200 8,580
1.375%, 7/15/33 23,638,983 22,320
1.375%, 2/15/44 11,003,572 9,429
1.750%, 1/15/34 3,977,610 3,859
1.750%, 1/15/28 516,286 508
2.125%, 2/15/41 3,609,064 3,578
2.375%, 1/15/27 893,895 893
2.500%, 1/15/29 3,380,386 3,439
3.625%, 4/15/28 2,907,510 3,055
3.875%, 4/15/29 3,814,120 4,119
Total 284,582
Total Governments (Cost: $325,591) 284,582
Municipal Bonds ( 0.4% )
Municipal Bonds (0.4%)
Golden State Tobacco Securitization Corp.
2.746%, 6/1/34 RB   740,000 618
University of California
1.316%, 5/15/27 RB   1,105,000 1,003
Total Municipal Bonds (Cost: $1,765) 1,621
Structured Products ( 15.7% )
Asset Backed Securities (3.8%)
Bean Creek CLO, Ltd., Series 2018-1A,
Class AR 144A 144A
6.606%, (US SOFR 3 Month plus 1.282%),
4/20/31 144A  863,824 865
Blackbird  Capital  Aircraft, Series 2021-1A,
Class  A 144A 144A
2.443%, 7/15/46 144A  730,426 653
Cologix Canadian Issuer LP, Series 2022-
1CAN, Class A2 144A 144A
4.940%, 1/25/52 144A CAD ∞ 1,950,000 1,331
Dryden Senior Loan Fund, Series 2016-43A,
Class  B2R2 144A 144A
3.093%, 4/20/34 144A  2,000,000 1,785
FirstKey Homes Trust, Series 2020-SFR2,
Class D 144A 144A
1.968%, 10/19/37 144A  1,000,000 944
Goodgreen Trust, Series 2020-1A, Class A 144A 144A
2.630%, 4/15/55 144A  537,421 447
Goodgreen Trust, Series 2021-1A, Class A 144A 144A
2.660%, 10/20/56 144A  248,963 205
Greenwood Park CLO, Ltd., Series 2018-1A,
Class A1 144A 144A
6.620%, (US SOFR 3 Month plus 1.292%),
4/15/31 144A  333,843 334
Hilton Grand Vacations Trust, Series 2019-AA,
Class B 144A 144A
2.540%, 7/25/33 144A  368,134 353
KKR Financial CLO, Ltd., Series 2018-22A,
Class A 144A 144A
6.736%, (US SOFR 3 Month plus 1.412%),
7/20/31 144A  1,313,809 1,314
Structured Products (15.7%) Shares/ Par
+
Value
$ (000’s)
Asset Backed Securities continued
KKR Financial CLO, Ltd., Series 2022-1A,
Class BR 144A 144A
7.325%, (US SOFR 3 Month plus 2.000%),
7/20/31 144A  1,425,000 1,416
Magnetite CLO, Ltd., Series  2021-29A,
Class  B 144A 144A
6.990%, (US SOFR 3 Month plus 1.662%),
1/15/34 144A  1,650,000 1,653
Palmer Square CLO, Ltd., Series 2018-1A,
Class A1R2 144A 144A
6.709%, (US SOFR 3 Month plus 1.392%),
1/17/31 144A  766,249 767
Sierra Receivables Funding Co. LLC, Series
2019-3A, Class B 144A 144A
2.750%, 7/15/38 144A  391,631 388
Sierra Receivables Funding Co. LLC, Series
2021-A1, Class B 144A 144A
1.340%, 11/20/37 144A  708,471 674
Subway Funding LLC 144A 144A
6.268%, 7/30/54 144A  554,000 561
Towd Point Mortgage Trust, Series 2024-
CES3, Class A1 144A 144A
6.290%, (AFC), 5/25/64 144A  691,591 694
Wellfleet CLO, Ltd., Series 2022-1A, Class B2 144A 144A
4.775%, 4/15/34 144A  1,250,000 1,198
Total 15,582
Mortgage Securities (11.9%)
Agate Bay Mortgage Trust, Series 2015-7,
Class A3 144A 144A
3.500%, (AFC), 10/25/45 144A  384,499 340
Aligned Data Centers Issuer LLC, Series
2021-1A, Class  B 144A 144A
2.482%, 8/15/46 144A  1,100,000 1,002
Angel Oak  Mortgage Trust,  Series  2019-6,
Class  A3 144A 144A
2.927%, (AFC), 11/25/59 144A  152,944 148
Arroyo Mortgage Trust, Series 2021-1R,
Class A2 144A 144A
1.483%, (CSTR, AFC), 10/25/48 144A  268,568 232
Arroyo Mortgage Trust, Series 2021-1R,
Class A3 144A 144A
1.637%, (CSTR, AFC), 10/25/48 144A  206,591 178
BANK5 Trust, Series 2024-5YR6, Class A3
6.225%, 5/15/57  818,000 845
BANK5 Trust, Series 2024-5YR7, Class A3
5.769%, 6/15/57  1,520,000 1,541
BBCMS Mortgage Trust, Series 2024-C27,
Class A3
6.014%, 7/15/57  400,000 411
Chase Home Lending Mortgage Trust, Series
2024-2, Class A4A 144A 144A
6.000%, (AFC), 2/25/55 144A  556,076 555
Connecticut Avenue Securities Trust, Series
2022-R03, Class 1M1 144A 144A
7.435%, (US 30 Day Average SOFR plus
2.100%), 3/25/42 144A  464,824 473
Credit Suisse Mortgage Trust, Series 2015-
WIN1, Class A10 144A 144A
3.500%, (AFC), 12/25/44 144A  43,609 39

Inflation Protection Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Structured Products (15.7%) Shares/ Par
+
Value
$ (000’s)
Mortgage Securities continued
Credit Suisse Mortgage Trust, Series 2021-
NQM2, Class A3 144A 144A
1.538%, (AFC), 2/25/66 144A  252,408 219
Deephaven Residential Mortgage Trust, Series
2020-2, Class A3 144A 144A
2.856%, 5/25/65 144A  1,081,266 1,063
Federal Home Loan Mortgage Corp.
3.500%, 8/1/52  1,973,196 1,748
4.500%, 10/1/52  1,792,118 1,692
Federal National Mortgage Association
2.500%, 1/1/52  7,678,882 6,344
4.000%, 9/1/52  9,469,674 8,680
5.500%, 1/1/53  3,808,069 3,763
Government National Mortgage Association
3.000%, 9/20/51  3,567,267 3,110
5.000%, 8/20/53  6,258,502 6,096
5.500%, 12/20/52  1,674,051 1,662
JP Morgan Chase Commercial Mortgage
Securities Trust, Series 2018-AON, Class A 144A 144A
4.128%, 7/5/31 144A  2,020,000 1,828
JP Morgan Mortgage Trust, Series 2014-5,
Class A1 144A 144A
2.725%, (AFC), 10/25/29 144A  197,590 189
JP Morgan Mortgage Trust, Series 2016-1,
Class A7 144A 144A
3.500%, 5/25/46 144A  541,006 476
JP Morgan Mortgage Trust, Series 2024-5,
Class A6 144A 144A
6.000%, (AFC), 11/25/54 144A  1,275,000 1,269
NJ Trust, Series 2023-GSP, Class A 144A 144A
6.697%, 1/6/29 144A  825,000 851
RCKT Mortgage Trust, Series 2024-CES3,
Class A1A 144A 144A
6.591%, (AFC), 5/25/44 144A  491,321 496
Sequoia Mortgage Trust, Series 2017-7,
Class  A7 144A 144A
3.500%, (AFC), 10/25/47 144A  969,008 850
STACR Trust, Series 2021-DNA7, Class M1 144A 144A
6.185%, (US 30 Day Average SOFR plus
0.850%), 11/25/41 144A  1,172,831 1,173
Starwood Mortgage Residential Trust, Series
2021-1, Class A1 144A 144A
1.219%, (AFC), 5/25/65 144A  660,909 588
Switch ABS Issuer, LLC, Series 2024-2A,
Class A2 144A 144A
5.436%, 6/25/54 144A  625,000 605
Verus Securitization Trust, Series 2021-1,
Class A3 144A 144A
1.155%, (AFC), 1/25/66 144A  553,352 485
Vista Point Securitization Trust, Series 2020-2,
Class A3 144A 144A
2.496%, (AFC), 4/25/65 144A  241,200 223
Total 49,174
Total Structured Products (Cost: $67,732) 64,756
144A 144A 144A
Short-Term Investments ( 6.7% ) Shares/ Par
+
Value
$ (000's)
Commercial Paper (6.7%)
Barton Capital Corp.
0.000%, 7/1/24 11,500,000 11,495
Chevron Corp.
0.000%, 7/9/24 7,500,000 7,488
LMA SA / LMA Americas LLC
0.000%, 7/12/24 5,000,000 4,990
0.000%, 7/16/24 3,900,000 3,889
Total 27,862
Total Short-Term Investments (Cost: $27,874) 27,862
Total Investments (98.0%) (Cost: $448,355)
@
403,936
Other Assets, Less Liabilities (2.0%) 8,039
Net Assets (100.0%) 411,975

Inflation Protection Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Exchange Traded or Centrally Cleared Derivatives
Futures
Issuer
Long/
Short Currency
Notional Par
(000's)
Number
of
Contracts
Expiration
Date
Notional Value
(000's)
Unrealized
Appreciation/
(Depreciation)
(000's)
Variation Margin
(000's)
Ten-Year US Treasury Note Future Long USD 5,900 59 9/24 $ 6,489 $ 67 $ (37)
$ 67 $ (37)
Total Return Swaps - Receive Floating Rate
Floating Rate Index
Fixed
Rate
Expiration
Date
Notional
Amount
(000's) Currency
Upfront
Premium Paid/
(Received)
(000's)
Unrealized
Appreciation/
(Depreciation)
(000's)
Market Value
(000's)
Variation
Margin(000's)
CPURNSA 1.858% 8/24 12,700 USD $ – $ 1,643 $ 1,643 $ –π
CPURNSA 2.073% 8/27 3,500 USD – 480 480 7
CPURNSA 2.145% 11/27 5,000 USD (1) 634 633 10
CPURNSA 1.800% 10/29 3,700 USD – 593 593 8
CPURNSA 1.884% 11/29 2,000 USD – 306 306 4
CPURNSA 2.243% 1/26 6,000 USD – 712 712 4
CPURNSA 1.078% 6/25 3,000 USD – 530 530 1
CPURNSA 2.503% 8/26 7,000 USD – 51 51 5
CPURNSA 2.415% 2/28 2,500 USD – 38 38 5
CPURNSA 2.565% 4/28 1,500 USD – 9 9 3
CPURNSA 2.370% 2/29 13,400 USD 1 150 151 27
CPURNSA 2.438% 2/30 9,500 USD 1 149 150 20
CPURNSA 1.291% 5/30 2,000 USD – 418 418 4
CPURNSA 1.629% 6/30 2,000 USD – 381 381 4
CPURNSA 2.663% 8/30 1,200 USD – (2) (2) 3
CPURNSA 2.498% 9/31 7,000 USD – 529 529 13
CPURNSA 2.619% 3/33 5,500 USD 1 24 25 9
CPURNSA 2.495% 5/33 3,500 USD 1 36 37 5
CPURNSA 2.650% 8/33 8,500 USD 1 (26) (25) 15
CPURNSA 2.485% 2/34 3,400 USD 1 30 31 5
$ 5 $ 6,685 $ 6,690 $ 152
Financial Derivative Assets Financial Derivative Liabilities
Variation Margin (000's) Variation Margin (000's)
Market Value
(000's)
Swaps Futures Total Swaps Futures Total Options
Total Exchange-Traded or
Centrally Cleared Derivatives
$ 152 $ – $ 152 $ – $ (37) $ (37) $ –
Over the Counter Derivatives
Forward Foreign Currency Contracts
Type       Counterparty Currency
Foreign Principal
Amount
Covered by
Contract (000s)
USD Principal
Amount
Covered by
Contract (000's)
Settlement
Date
Unrealized
Appreciation
(000's)
Unrealized
(Depreciation)
(000's)
Net
Unrealized
Appreciation/
(Depreciation)
(000's)
Buy       Bank of America NA CAD 5,324 3,899 9/18/24 $ 8 $ —π $ 8
Buy       Goldman Sachs International CAD 6,247 4,575 9/18/24 6 — 6
Sell       Bank of America NA CAD 34,359 25,162 9/18/24 — (136) (136)
Sell       Bank of America NA EUR 5,261 5,655 9/18/24 8 (4) 4
Sell       Goldman Sachs International EUR 1,323 1,422 9/18/24 20 — 20
$ 42 $ (140) $ (98)

Inflation Protection Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Total Return Swaps
Reference Entity Counterparty
Payment made
by the Fund
Expiration
Date
Notional
Amount (000's)
Unrealized
Appreciation/
(Depreciation)
(000's)
Market Value
(000's)
CPURNSA Bank of America NA 2.528% 8/24 2,750 $ 99 $ 99
CPURNSA Bank of America NA 2.140% 7/25 2,900 333 333
CPURNSA Bank of America NA 1.790% 8/25 1,500 223 223
CPURNSA Bank of America NA 2.240% 4/27 3,500 389 389
CPURNSA Bank of America NA 2.218% 4/27 2,000 227 227
CPURNSA Bank of America NA 2.235% 4/27 2,000 224 224
CPURNSA Bank of America NA 2.235% 5/27 5,000 563 563
CPURNSA Barclays Bank PLC 2.589% 7/24 1,400 41 41
CPURNSA Barclays Bank PLC 2.895% 12/27 1,700 (202) (202)
CPURNSA Barclays Bank PLC 2.784% 7/44 1,400 (68) (68)
CPURNSA Goldman Sachs International 1.870% 5/26 8,500 1,357 1,357
CPURNSA Goldman Sachs International 1.920% 5/26 7,000 1,073 1,073
CPURNSA Goldman Sachs International 1.770% 6/26 6,000 1,014 1,014
CPURNSA Goldman Sachs International 2.245% 11/26 3,000 347 347
CPURNSA Goldman Sachs International 2.280% 11/26 3,000 335 335
CPURNSA Goldman Sachs International 2.280% 11/26 4,000 447 447
$ 6,402 $ 6,402
Financial Derivative Assets (000's) Financial Derivative Liabilities (000's)
Forward
Foreign
Currency
Contracts Swaps Total
Forward
Foreign
Currency
Contracts Options Swaps Total
Total Over the Counter
Derivatives
$ 42 $ 6,672 $ 6,714 $ (140) — $ (270) $ (410)
+ All par is stated in U.S. Dollar unless otherwise noted.
144A Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2024 the value of these securities (in thousands) was $31,788 representing 7.7% of the net assets.
α Rate shown is the rate as of the period end. The rate may be based on a fixed rate, a capped rate or a  floor rate and may convert to a variable or floating rate in the future.
µ Perpetual maturity, date shown, if applicable, represents next contractual call date.
∞ Foreign Bond — par value is foreign denominated.
§ Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. At June 30, 2024, the aggregate value of these securities was $7,188 (in thousands), representing 1.7% of net assets.
β Part or all of the security has been pledged as collateral.
@ At June 30, 2024, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $448,360 and the net unrealized depreciation of investments based on that cost was $31,363 which is comprised of $13,552 aggregate gross unrealized appreciation and $44,915 aggregate gross unrealized depreciation.  Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to the Financial Statements section in the
Portfolio's most recent annual report.
π Amount is less than one thousand.

Inflation Protection Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

The following is a summary of the inputs used in valuing the Portfolio's Investments at June 30, 2024.  See Note 3 for additional information on portfolio valuation.
Valuation Inputs
Description
Level 1 - Quoted
Prices
Level 2 - Other
Significant
Observable Inputs
Level 3
- Significant
Unobservable
Inputs
(Amounts in thousands)
Assets:
Municipal Bonds $ — $ 1,621 $ —
Corporate Bonds — 25,115 —
Governments — 284,582 —
Structured Products — 64,756 —
Short-Term Investments — 27,862 —
Other Financial Instruments
Ω
Futures 67 — —
Forward Foreign Currency Contracts — 42 —
Total Return Swaps — 13,389 —
Total Assets:
$ 67 $ 417,367 $ —
Liabilities:
Other Financial Instruments
Ω
Forward Foreign Currency Contracts — (140) —
Total Return Swaps — (297) —
Total Liabilities:
$ — $ (437) $ —
Ω
Other financial instruments are derivative instruments such as futures and forward foreign currency contracts, which are valued at the unrealized appreciation
(depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Schedule of Investments
June 30, 2024 (unaudited)
High Yield Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Corporate Bonds ( 95.2% ) Shares/ Par
+
Value
$ (000's)
Basic Materials (3.3%)
Ashland, Inc.  144A  144A
3.375%, 9/1/31 144A 825,000 694
Axalta Coating Systems Dutch Holding BV  144A  144A
7.250%, 2/15/31 144A 425,000 441
Axalta Coating Systems LLC  144A  144A
3.375%, 2/15/29 144A 875,000 783
Axalta Coating Systems LLC / Axalta Coating
Systems Dutch Holding  144A  144A
4.750%, 6/15/27 144A 600,000 583
Cleveland-Cliffs, Inc.  144A  144A
4.625%, 3/1/29 144A 1,525,000 1,443
4.875%, 3/1/31 144A 425,000 375
6.750%, 4/15/30 144A 600,000 594
7.000%, 3/15/32 144A 775,000 766
Coeur Mining, Inc.  144A  144A
5.125%, 2/15/29 144A 1,950,000 1,828
Element Solutions, Inc.  144A  144A
3.875%, 9/1/28 144A 1,650,000 1,516
H.B. Fuller Co.
4.250%, 10/15/28 525,000 495
Herens Holdco SARL  144A  144A
4.750%, 5/15/28 144A 3,450,000 2,993
Illuminate Buyer LLC / Illuminate Holdings IV,
Inc.  144A  144A
9.000%, 7/1/28 144A 1,025,000 1,033
Olympus Water US Holding Corp.  144A  144A
4.250%, 10/1/28 144A 1,500,000 1,365
6.250%, 10/1/29 144A 1,975,000 1,803
7.125%, 10/1/27 144A 875,000 878
9.750%, 11/15/28 144A 2,125,000 2,248
SNF Group  144A  144A
3.375%, 3/15/30 144A 425,000 367
WR Grace Holdings LLC  144A  144A
4.875%, 6/15/27 144A 675,000 651
5.625%, 8/15/29 144A 1,200,000 1,106
7.375%, 3/1/31 144A 325,000 329
Total 22,291
Communications (11.8%)
Audacy Capital Corp.  144A  144A
6.500%, 5/1/27 144A φ 2,250,000 79
6.750%, 3/31/29 144A φ 1,650,000 58
Cars.com, Inc.  144A  144A
6.375%, 11/1/28 144A 2,125,000 2,087
CCO Holdings LLC / CCO Holdings Capital
Corp.  144A  144A
4.250%, 1/15/34 144A 1,200,000 911
4.500%, 8/15/30 144A 1,500,000 1,270
4.500%, 5/1/32 1,050,000 846
4.500%, 6/1/33 144A 1,175,000 925
4.750%, 3/1/30 144A 3,400,000 2,945
5.000%, 2/1/28 144A 2,000,000 1,870
5.125%, 5/1/27 144A 2,225,000 2,136
5.375%, 6/1/29 144A 1,350,000 1,228
5.500%, 5/1/26 144A 275,000 272
Corporate Bonds (95.2%) Shares/ Par
+
Value
$ (000’s)
Communications continued
Ciena Corp.  144A  144A
4.000%, 1/31/30 144A 325,000 294
CMG Media Corp.  144A  144A
8.875%, 12/15/27 144A 2,925,000 1,668
CSC Holdings LLC  144A  144A
3.375%, 2/15/31 144A 825,000 515
4.125%, 12/1/30 144A 950,000 614
4.500%, 11/15/31 144A 2,750,000 1,774
5.500%, 4/15/27 144A 2,275,000 1,845
5.750%, 1/15/30 144A 4,200,000 1,585
6.500%, 2/1/29 144A 1,100,000 803
7.500%, 4/1/28 144A 475,000 252
Cumulus Media New Holdings, Inc.  144A  144A
8.000%, 7/1/29 144A 356,000 150
DISH DBS Corp.
5.125%, 6/1/29 2,950,000 1,168
5.750%, 12/1/28 144A 1,100,000 763
7.375%, 7/1/28 750,000 319
7.750%, 7/1/26 1,350,000 838
Go Daddy Operating Co. LLC / GD Finance
Co., Inc.  144A  144A
5.250%, 12/1/27 144A 1,625,000 1,591
GoTo Group, Inc.  144A  144A
5.500%, 5/1/28 144A 2,059,750 1,162
Gray Television, Inc.  144A  144A
5.375%, 11/15/31 144A 975,000 553
7.000%, 5/15/27 144A 550,000 506
iHeartCommunications, Inc.  144A  144A
5.250%, 8/15/27 144A 1,075,000 571
8.375%, 5/1/27 775,000 286
Lamar Media Corp.
3.625%, 1/15/31 425,000 374
4.000%, 2/15/30 100,000 91
4.875%, 1/15/29 675,000 649
Match Group Holdings II LLC  144A  144A
4.125%, 8/1/30 144A 2,175,000 1,924
4.625%, 6/1/28 144A 1,450,000 1,357
5.000%, 12/15/27 144A 525,000 503
Midas OpCo Holdings LLC  144A  144A
5.625%, 8/15/29 144A 5,600,000 5,172
Millennium Escrow Corp.  144A  144A
6.625%, 8/1/26 144A 1,425,000 744
Nexstar Media, Inc.  144A  144A
4.750%, 11/1/28 144A 350,000 311
5.625%, 7/15/27 144A 1,900,000 1,805
Outfront Media Capital LLC / Outfront Media
Capital Corp.  144A  144A
4.250%, 1/15/29 144A 1,150,000 1,049
4.625%, 3/15/30 144A 1,100,000 990
7.375%, 2/15/31 144A 150,000 156
Scripps Escrow II, Inc.  144A  144A
5.375%, 1/15/31 144A 300,000 133
Scripps Escrow, Inc.  144A  144A
5.875%, 7/15/27 144A 1,425,000 861
Sinclair Television Group, Inc.  144A  144A
4.125%, 12/1/30 144A 150,000 100

High Yield Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Corporate Bonds (95.2%) Shares/ Par
+
Value
$ (000’s)
Communications continued
5.125%, 2/15/27 144A 1,475,000 1,301
5.500%, 3/1/30 144A 1,000,000 608
Sirius XM Radio, Inc.  144A  144A
3.125%, 9/1/26 144A 1,075,000 1,011
3.875%, 9/1/31 144A 2,025,000 1,653
4.000%, 7/15/28 144A 725,000 655
4.125%, 7/1/30 144A 1,525,000 1,303
5.500%, 7/1/29 144A 925,000 869
Sprint LLC
7.625%, 2/15/25 700,000 704
Sunrise FinCo I BV  144A  144A
4.875%, 7/15/31 144A 3,450,000 3,133
TEGNA, Inc.
5.000%, 9/15/29 2,075,000 1,832
Telenet Finance Luxembourg Notes SARL  144A  144A
5.500%, 3/1/28 144A 4,400,000 4,168
Univision Communications, Inc.  144A  144A
4.500%, 5/1/29 144A 1,400,000 1,177
7.375%, 6/30/30 144A 1,025,000 953
8.000%, 8/15/28 144A 1,475,000 1,438
Urban One, Inc.  144A  144A
7.375%, 2/1/28 144A 725,000 557
Viavi Solutions, Inc.  144A  144A
3.750%, 10/1/29 144A 775,000 655
Virgin Media Finance PLC  144A  144A
5.000%, 7/15/30 144A 2,700,000 2,226
Virgin Media Secured Finance PLC  144A  144A
4.500%, 8/15/30 144A 250,000 212
5.500%, 5/15/29 144A 475,000 434
Virgin Media Vendor Financing Notes IV  144A  144A
5.000%, 7/15/28 144A 1,150,000 1,023
VMED O2 UK Financing I PLC  144A  144A
4.250%, 1/31/31 144A 600,000 498
4.750%, 7/15/31 144A 1,475,000 1,244
VZ Secured Financing BV  144A  144A
5.000%, 1/15/32 144A 1,225,000 1,045
Ziggo Bond Co. BV  144A  144A
5.125%, 2/28/30 144A 1,300,000 1,105
6.000%, 1/15/27 144A 2,025,000 1,986
Ziggo BV  144A  144A
4.875%, 1/15/30 144A 200,000 178
Total 80,071
Consumer, Cyclical (19.8%)
1011778 BC ULC / New Red Finance, Inc.  144A  144A
3.875%, 1/15/28 144A 1,125,000 1,054
4.000%, 10/15/30 144A 5,150,000 4,534
4.375%, 1/15/28 144A 1,175,000 1,108
Academy, Ltd.  144A  144A
6.000%, 11/15/27 144A 1,850,000 1,821
Adient Global Holdings, Ltd.  144A  144A
4.875%, 8/15/26 144A 3,300,000 3,209
7.000%, 4/15/28 144A 350,000 358
8.250%, 4/15/31 144A 350,000 365
Affinity Interactive  144A  144A
6.875%, 12/15/27 144A 1,575,000 1,389
American Airlines, Inc. / AAdvantage Loyalty
IP, Ltd.  144A  144A
5.500%, 4/20/26 144A 1,100,000 1,090
5.750%, 4/20/29 144A 200,000 195
Corporate Bonds (95.2%) Shares/ Par
+
Value
$ (000’s)
Consumer, Cyclical continued
American Builders & Contractors Supply Co.,
Inc.  144A  144A
3.875%, 11/15/29 144A 275,000 246
4.000%, 1/15/28 144A 2,050,000 1,914
Aramark Services, Inc.  144A  144A
5.000%, 2/1/28 144A 225,000 218
Asbury Automotive Group, Inc.  144A  144A
4.625%, 11/15/29 144A 1,850,000 1,710
5.000%, 2/15/32 144A 450,000 408
BCPE Empire Holdings, Inc.  144A  144A
7.625%, 5/1/27 144A 5,225,000 5,063
Beacon Roofing Supply, Inc.  144A  144A
6.500%, 8/1/30 144A 425,000 429
Boyd Gaming Corp.
4.750%, 12/1/27 1,650,000 1,588
4.750%, 6/15/31 144A 575,000 521
Caesars Entertainment, Inc.  144A  144A
4.625%, 10/15/29 144A 825,000 756
6.500%, 2/15/32 144A 1,450,000 1,457
7.000%, 2/15/30 144A 375,000 383
8.125%, 7/1/27 144A 2,325,000 2,372
Carnival Corp.  144A  144A
7.000%, 8/15/29 144A 375,000 389
7.625%, 3/1/26 144A 725,000 732
CCM Merger, Inc.  144A  144A
6.375%, 5/1/26 144A 425,000 421
Churchill Downs, Inc.  144A  144A
5.500%, 4/1/27 144A 225,000 221
6.750%, 5/1/31 144A 2,000,000 2,011
Clarios Global LP  144A  144A
6.750%, 5/15/25 144A 135,000 135
6.750%, 5/15/28 144A 625,000 633
Clarios Global LP / Clarios US Finance Co.  144A  144A
6.250%, 5/15/26 144A 270,000 270
8.500%, 5/15/27 144A 6,450,000 6,486
Dana Financing Luxembourg SARL  144A  144A
5.750%, 4/15/25 144A 325,000 324
Dana, Inc.
5.375%, 11/15/27 150,000 147
Dornoch Debt Merger Sub, Inc.  144A  144A
6.625%, 10/15/29 144A 3,450,000 2,933
Ford Motor Credit Co. LLC
2.700%, 8/10/26 725,000 681
3.375%, 11/13/25 3,250,000 3,145
4.000%, 11/13/30 1,975,000 1,763
4.063%, 11/1/24 1,700,000 1,690
4.125%, 8/17/27 1,350,000 1,283
4.271%, 1/9/27 1,675,000 1,614
4.389%, 1/8/26 2,725,000 2,667
5.113%, 5/3/29 1,200,000 1,159
5.125%, 6/16/25 825,000 819
6.800%, 5/12/28 700,000 721
Foundation Building Materials, Inc.  144A  144A
6.000%, 3/1/29 144A 3,625,000 3,217
The Gap, Inc.  144A  144A
3.625%, 10/1/29 144A 1,325,000 1,147
3.875%, 10/1/31 144A 475,000 397
Gates Corp.  144A  144A
6.875%, 7/1/29 144A 875,000 890

High Yield Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Corporate Bonds (95.2%) Shares/ Par
+
Value
$ (000’s)
Consumer, Cyclical continued
GYP Holdings III Corp.  144A  144A
4.625%, 5/1/29 144A 2,475,000 2,290
H&E Equipment Services, Inc.  144A  144A
3.875%, 12/15/28 144A 2,200,000 1,985
Hilton Domestic Operating Co., Inc.  144A  144A
3.625%, 2/15/32 144A 700,000 606
3.750%, 5/1/29 144A 1,150,000 1,054
4.875%, 1/15/30 500,000 480
5.750%, 5/1/28 144A 800,000 796
IHO Verwaltungs GmbH  144A  144A
4.750%, 9/15/26 144A 2,150,000 2,083
6.000%, 5/15/27 144A 1,650,000 1,624
6.375%, 5/15/29 144A 2,350,000 2,323
Interface, Inc.  144A  144A
5.500%, 12/1/28 144A 1,350,000 1,266
JB Poindexter & Co., Inc.  144A  144A
8.750%, 12/15/31 144A 1,175,000 1,217
KFC Holding Co. / Pizza Hut Holdings LLC /
Taco Bell of America LLC  144A  144A
4.750%, 6/1/27 144A 550,000 536
Kontoor Brands, Inc.  144A  144A
4.125%, 11/15/29 144A 575,000 520
LCM Investments Holdings II LLC  144A  144A
8.250%, 8/1/31 144A 2,700,000 2,817
Light and Wonder International, Inc.  144A  144A
7.250%, 11/15/29 144A 1,700,000 1,736
7.500%, 9/1/31 144A 725,000 749
MGM Resorts International
6.500%, 4/15/32 1,775,000 1,767
Midwest Gaming Borrower LLC  144A  144A
4.875%, 5/1/29 144A 1,275,000 1,188
Mohegan Tribal Gaming Authority  144A  144A
8.000%, 2/1/26 144A 3,575,000 3,389
NCL Corp., Ltd.  144A  144A
5.875%, 3/15/26 144A 1,450,000 1,433
7.750%, 2/15/29 144A 525,000 546
8.125%, 1/15/29 144A 575,000 602
NCL Finance, Ltd.  144A  144A
6.125%, 3/15/28 144A 750,000 741
Ontario Gaming GTA LP / OTG Co-Issuer, Inc.  144A  144A
8.000%, 8/1/30 144A 2,025,000 2,078
Penn Entertainment, Inc.  144A  144A
4.125%, 7/1/29 144A 2,325,000 1,994
5.625%, 1/15/27 144A 250,000 241
Raptor Acquisition Corp. / Raptor Co-Issuer
LLC  144A  144A
4.875%, 11/1/26 144A 1,200,000 1,161
Real Hero Merger Sub 2, Inc.  144A  144A
6.250%, 2/1/29 144A 3,375,000 2,881
Royal Caribbean Cruises, Ltd.  144A  144A
5.375%, 7/15/27 144A 750,000 738
5.500%, 8/31/26 144A 750,000 742
6.250%, 3/15/32 144A 925,000 933
Scientific Games Holdings LP / Scientific
Games US FinCo, Inc.  144A  144A
6.625%, 3/1/30 144A 1,875,000 1,828
SeaWorld Parks & Entertainment, Inc.  144A  144A
5.250%, 8/15/29 144A 2,675,000 2,528
Six Flags Entertainment Corp.  144A  144A
5.500%, 4/15/27 144A 475,000 470
Corporate Bonds (95.2%) Shares/ Par
+
Value
$ (000’s)
Consumer, Cyclical continued
7.250%, 5/15/31 144A 1,775,000 1,807
Station Casinos LLC  144A  144A
4.500%, 2/15/28 144A 2,000,000 1,882
4.625%, 12/1/31 144A 1,300,000 1,159
6.625%, 3/15/32 144A 250,000 249
Suburban Propane Partners LP / Suburban
Energy Finance Corp.  144A  144A
5.000%, 6/1/31 144A 2,525,000 2,274
5.875%, 3/1/27 900,000 891
Velocity Vehicle Group LLC  144A  144A
8.000%, 6/1/29 144A 300,000 309
White Cap Buyer LLC  144A  144A
6.875%, 10/15/28 144A 1,825,000 1,761
White Cap Parent LLC  144A  144A
8.250%, 3/15/26 144A 1,650,000 1,650
The William Carter Co.  144A  144A
5.625%, 3/15/27 144A 800,000 789
WMG Acquisition Corp.  144A  144A
3.750%, 12/1/29 144A 800,000 725
3.875%, 7/15/30 144A 325,000 290
Wynn Resorts Finance LLC / Wynn Resorts
Capital Corp.  144A  144A
7.125%, 2/15/31 144A 875,000 907
Yum! Brands, Inc.
4.625%, 1/31/32 1,625,000 1,494
4.750%, 1/15/30 144A 725,000 691
ZF North America Capital, Inc.  144A  144A
6.750%, 4/23/30 144A 150,000 153
6.875%, 4/14/28 144A 1,000,000 1,019
7.125%, 4/14/30 144A 550,000 569
Total 134,044
Consumer, Non-cyclical (12.7%)
AHP Health Partners, Inc.  144A  144A
5.750%, 7/15/29 144A 1,450,000 1,376
Albertsons Cos., Inc. / Safeway, Inc. /
New  Albertson's LP / Albertson's LLC  144A  144A
3.250%, 3/15/26 144A 350,000 336
3.500%, 3/15/29 144A 750,000 675
5.875%, 2/15/28 144A 700,000 692
6.500%, 2/15/28 144A 1,200,000 1,206
7.500%, 3/15/26 144A 625,000 634
Allied  Universal  Holdco  LLC / Allied
Universal Finance Corp.  144A  144A
6.000%, 6/1/29 144A 2,225,000 1,948
6.625%, 7/15/26 144A 47,000 47
7.875%, 2/15/31 144A 975,000 977
9.750%, 7/15/27 144A 3,675,000 3,653
Avantor Funding, Inc.  144A  144A
3.875%, 11/1/29 144A 1,825,000 1,660
4.625%, 7/15/28 144A 2,350,000 2,236
Bausch Health Cos., Inc.  144A  144A
4.875%, 6/1/28 144A 350,000 262
5.000%, 2/15/29 144A 625,000 300
5.250%, 1/30/30 144A 1,700,000 790
5.250%, 2/15/31 144A 300,000 139
5.750%, 8/15/27 144A 775,000 615
6.125%, 2/1/27 144A 300,000 250
6.250%, 2/15/29 144A 975,000 498
7.250%, 5/30/29 144A 1,050,000 542

High Yield Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Corporate Bonds (95.2%) Shares/ Par
+
Value
$ (000’s)
Consumer, Non-cyclical continued
Bellring Brands, Inc.  144A  144A
7.000%, 3/15/30 144A 2,050,000 2,101
Boost Newco Borrower LLC  144A  144A
7.500%, 1/15/31 144A 2,875,000 2,998
The Brink's Co.  144A  144A
6.500%, 6/15/29 144A 1,075,000 1,086
6.750%, 6/15/32 144A 1,050,000 1,058
Centene Corp.
4.625%, 12/15/29 1,500,000 1,419
CHS / Community Health Systems, Inc.  144A  144A
5.250%, 5/15/30 144A 1,000,000 824
5.625%, 3/15/27 144A 750,000 698
6.000%, 1/15/29 144A 550,000 485
6.125%, 4/1/30 144A 800,000 560
6.875%, 4/15/29 144A 2,100,000 1,606
Concentra Escrow Issuer Corp.  144A  144A
6.875%, 7/15/32 144A 425,000 431
Edgewell Personal Care Co.  144A  144A
4.125%, 4/1/29 144A 1,000,000 920
5.500%, 6/1/28 144A 875,000 854
Embecta Corp.  144A  144A
5.000%, 2/15/30 144A 525,000 432
6.750%, 2/15/30 144A 1,400,000 1,217
Garda World Security Corp.  144A  144A
4.625%, 2/15/27 144A 875,000 836
6.000%, 6/1/29 144A 2,375,000 2,167
7.750%, 2/15/28 144A 600,000 611
9.500%, 11/1/27 144A 3,569,000 3,585
Grifols SA  144A  144A
4.750%, 10/15/28 144A 3,775,000 3,258
HCA, Inc.
5.375%, 2/1/25 1,250,000 1,246
HealthEquity, Inc.  144A  144A
4.500%, 10/1/29 144A 2,225,000 2,080
IQVIA, Inc.  144A  144A
5.000%, 10/15/26 144A 1,375,000 1,349
5.000%, 5/15/27 144A 750,000 732
6.500%, 5/15/30 144A 200,000 203
Jazz Securities DAC  144A  144A
4.375%, 1/15/29 144A 1,400,000 1,300
Medline Borrower LP  144A  144A
3.875%, 4/1/29 144A 1,625,000 1,496
5.250%, 10/1/29 144A 6,000,000 5,726
Medline Borrower LP / Medline Co-Issuer, Inc.  144A  144A
6.250%, 4/1/29 144A 1,150,000 1,163
Neogen Food Safety Corp.  144A  144A
8.625%, 7/20/30 144A 675,000 729
Organon & Co. / Organon Foreign Debt Co-
Issuer BV  144A  144A
4.125%, 4/30/28 144A 425,000 395
5.125%, 4/30/31 144A 1,800,000 1,617
6.750%, 5/15/34 144A 300,000 300
7.875%, 5/15/34 144A 500,000 514
Performance Food Group, Inc.  144A  144A
4.250%, 8/1/29 144A 1,425,000 1,297
5.500%, 10/15/27 144A 950,000 929
Post Holdings, Inc.  144A  144A
5.500%, 12/15/29 144A 900,000 868
5.625%, 1/15/28 144A 975,000 960
6.250%, 2/15/32 144A 1,300,000 1,302
Corporate Bonds (95.2%) Shares/ Par
+
Value
$ (000’s)
Consumer, Non-cyclical continued
Prestige Brands, Inc.  144A  144A
3.750%, 4/1/31 144A 650,000 566
Teleflex, Inc.  144A  144A
4.250%, 6/1/28 144A 250,000 236
4.625%, 11/15/27 450,000 435
Tenet Healthcare Corp.
4.250%, 6/1/29 225,000 209
4.625%, 6/15/28 125,000 119
5.125%, 11/1/27 1,800,000 1,761
6.125%, 10/1/28 2,450,000 2,438
6.125%, 6/15/30 775,000 770
6.250%, 2/1/27 1,125,000 1,124
6.750%, 5/15/31 1,125,000 1,142
United Rentals North America, Inc.
4.875%, 1/15/28 1,225,000 1,187
5.250%, 1/15/30 425,000 412
5.500%, 5/15/27 400,000 397
6.000%, 12/15/29 144A 375,000 377
6.125%, 3/15/34 144A 675,000 672
US Foods, Inc.  144A  144A
4.625%, 6/1/30 144A 700,000 650
4.750%, 2/15/29 144A 1,500,000 1,423
6.875%, 9/15/28 144A 775,000 792
ZipRecruiter, Inc.  144A  144A
5.000%, 1/15/30 144A 975,000 847
Total 85,745
Diversified (0.2%)
Stena International SA  144A  144A
7.250%, 1/15/31 144A 1,475,000 1,508
Total 1,508
Energy (10.6%)
Antero Midstream Partners LP / Antero
Midstream Finance Corp.  144A  144A
5.375%, 6/15/29 144A 975,000 945
5.750%, 3/1/27 144A 2,375,000 2,356
5.750%, 1/15/28 144A 2,600,000 2,556
6.625%, 2/1/32 144A 225,000 227
Antero Resources Corp.  144A  144A
5.375%, 3/1/30 144A 625,000 605
7.625%, 2/1/29 144A 244,000 251
Archrock Partners LP  144A  144A
6.250%, 4/1/28 144A 1,975,000 1,956
6.875%, 4/1/27 144A 3,275,000 3,288
Ascent Resources Utica Holdings LLC / ARU
Finance Corp.  144A  144A
5.875%, 6/30/29 144A 600,000 586
7.000%, 11/1/26 144A 1,375,000 1,376
8.250%, 12/31/28 144A 575,000 589
9.000%, 11/1/27 144A 400,000 495
Blue Racer Midstream LLC / Blue Racer
Finance Corp.  144A  144A
7.000%, 7/15/29 144A 400,000 407
7.250%, 7/15/32 144A 550,000 565
Cheniere Energy Partners LP
4.000%, 3/1/31 1,000,000 909
4.500%, 10/1/29 725,000 691
Chesapeake Energy Corp.  144A  144A
5.875%, 2/1/29 144A 225,000 223

High Yield Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Corporate Bonds (95.2%) Shares/ Par
+
Value
$ (000’s)
Energy continued
Chesapeake Energy Corp. Escrow
7.000%, 10/1/24 * 1,000,000 19
Chord Energy Corp.  144A  144A
6.375%, 6/1/26 144A 525,000 525
Civitas Resources, Inc.  144A  144A
8.375%, 7/1/28 144A 1,575,000 1,650
8.625%, 11/1/30 144A 575,000 616
8.750%, 7/1/31 144A 300,000 321
CNX Midstream Partners LP  144A  144A
4.750%, 4/15/30 144A 2,250,000 2,028
Comstock Resources, Inc.  144A  144A
5.875%, 1/15/30 144A 475,000 442
6.750%, 3/1/29 144A 2,175,000 2,108
CrownRock LP / CrownRock Finance, Inc.  144A  144A
5.625%, 10/15/25 144A 3,025,000 3,018
DT Midstream, Inc.  144A  144A
4.375%, 6/15/31 144A 1,450,000 1,321
Endeavor Energy Resources LP / EER
Finance, Inc.  144A  144A
5.750%, 1/30/28 144A 850,000 858
Energy Transfer LP  144A  144A
7.375%, 2/1/31 144A 750,000 783
Enviva Partners LP / Enviva Partners Finance
Corp.  144A  144A
6.500%, 1/15/26 144A φ 2,235,000 991
EQM Midstream Partners LP  144A  144A
4.500%, 1/15/29 144A 300,000 283
4.750%, 1/15/31 144A 1,325,000 1,239
5.500%, 7/15/28 1,925,000 1,896
6.000%, 7/1/25 144A 331,000 331
6.375%, 4/1/29 144A 600,000 606
6.500%, 7/1/27 144A 1,825,000 1,845
7.500%, 6/1/27 144A 975,000 996
7.500%, 6/1/30 144A 175,000 187
Hess Midstream Operations LP  144A  144A
4.250%, 2/15/30 144A 625,000 574
5.500%, 10/15/30 144A 475,000 459
6.500%, 6/1/29 144A 200,000 203
Hess Midstream Operations LP  144A  144A
5.125%, 6/15/28 144A 1,300,000 1,259
HF Sinclair Corp.  144A  144A
5.000%, 2/1/28 144A 1,725,000 1,671
6.375%, 4/15/27 144A 425,000 426
Kodiak Gas Services LLC  144A  144A
7.250%, 2/15/29 144A 1,225,000 1,256
Matador Resources Co.  144A  144A
6.500%, 4/15/32 144A 1,000,000 1,000
Nabors Industries, Ltd.  144A  144A
7.250%, 1/15/26 144A 1,200,000 1,217
7.375%, 5/15/27 144A 225,000 229
7.500%, 1/15/28 144A 800,000 763
9.125%, 1/31/30 144A 100,000 104
Northriver Midstream Finance LP  144A  144A
6.750%, 7/15/32 144A 825,000 826
Occidental Petroleum Corp.
5.875%, 9/1/25 1,000,000 1,000
Permian Resources Operating LLC  144A  144A
5.375%, 1/15/26 144A 825,000 816
Precision Drilling Corp.  144A  144A
7.125%, 1/15/26 144A 1,199,000 1,199
Corporate Bonds (95.2%) Shares/ Par
+
Value
$ (000’s)
Energy continued
Range Resources Corp.  144A  144A
4.750%, 2/15/30 144A 475,000 446
4.875%, 5/15/25 350,000 348
8.250%, 1/15/29 1,125,000 1,166
Rockcliff Energy II LLC  144A  144A
5.500%, 10/15/29 144A 1,025,000 959
Sitio Royalties Operating Partnership LP / Sitio
Finance Corp.  144A  144A
7.875%, 11/1/28 144A 600,000 620
SM Energy Co.
5.625%, 6/1/25 1,000,000 996
6.500%, 7/15/28 200,000 198
6.625%, 1/15/27 250,000 249
6.750%, 9/15/26 1,100,000 1,100
Solaris Midstream Holdings LLC  144A  144A
7.625%, 4/1/26 144A 775,000 778
Southwestern Energy Co.
4.750%, 2/1/32 725,000 667
5.375%, 3/15/30 300,000 290
8.375%, 9/15/28 1,100,000 1,137
Targa Resources Partners LP / Targa
Resources Partners Finance Corp.
5.500%, 3/1/30 2,250,000 2,236
6.500%, 7/15/27 300,000 302
TerraForm Power Operating LLC  144A  144A
4.750%, 1/15/30 144A 1,725,000 1,572
5.000%, 1/31/28 144A 1,775,000 1,695
USA Compression Partners LP / USA
Compression Finance Corp.
6.875%, 9/1/27 1,475,000 1,478
7.125%, 3/15/29 144A 2,175,000 2,192
Western Midstream Operating LP
4.650%, 7/1/26 175,000 172
5.300%, 3/1/48 325,000 281
Total 71,972
Financial (10.9%)
Acrisure LLC / Acrisure Finance, Inc.  144A  144A
7.500%, 11/6/30 144A 1,875,000 1,876
Alliant Holdings Intermediate LLC / Alliant
Holdings Co-Issuer  144A  144A
5.875%, 11/1/29 144A 300,000 281
6.750%, 10/15/27 144A 275,000 271
7.000%, 1/15/31 144A 2,050,000 2,071
Ally Financial, Inc.
5.750%, 11/20/25 1,475,000 1,466
AmWINS Group, Inc.  144A  144A
4.875%, 6/30/29 144A 2,575,000 2,395
6.375%, 2/15/29 144A 1,175,000 1,178
Ardonagh Finco, Ltd.  144A  144A
7.750%, 2/15/31 144A 800,000 791
Ardonagh Group Finance, Ltd.  144A  144A
8.875%, 2/15/32 144A 5,925,000 5,787
AssuredPartners, Inc.  144A  144A
5.625%, 1/15/29 144A 1,900,000 1,777
7.500%, 2/15/32 144A 1,475,000 1,481
Baldwin Insurance Group Holdings LLC /
Baldwin Insurance Group Holdings Finance  144A  144A
7.125%, 5/15/31 144A 1,650,000 1,669
BroadStreet Partners, Inc.  144A  144A
5.875%, 4/15/29 144A 6,075,000 5,669

High Yield Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Corporate Bonds (95.2%) Shares/ Par
+
Value
$ (000’s)
Financial continued
GTCR AP Finance, Inc.  144A  144A
8.000%, 5/15/27 144A 1,925,000 1,929
HUB International, Ltd.  144A  144A
5.625%, 12/1/29 144A 3,075,000 2,908
7.250%, 6/15/30 144A 3,475,000 3,562
7.375%, 1/31/32 144A 4,625,000 4,690
Iron Mountain, Inc.  144A  144A
7.000%, 2/15/29 144A 3,125,000 3,180
Jones Deslauriers Insurance Management,
Inc.  144A  144A
8.500%, 3/15/30 144A 1,800,000 1,877
10.500%, 12/15/30 144A 1,950,000 2,094
Macquarie Airfinance Holdings, Ltd.  144A  144A
6.400%, 3/26/29 144A 175,000 178
6.500%, 3/26/31 144A 175,000 180
8.125%, 3/30/29 144A 150,000 159
Navient Corp.
5.000%, 3/15/27 675,000 644
5.500%, 3/15/29 1,650,000 1,507
6.750%, 6/25/25 1,300,000 1,299
6.750%, 6/15/26 500,000 502
Panther Escrow Issuer LLC  144A  144A
7.125%, 6/1/31 144A 3,075,000 3,110
RHP Hotel Properties LP / RHP Finance Corp.  144A  144A
6.500%, 4/1/32 144A 825,000 825
7.250%, 7/15/28 144A 600,000 621
Rocket Mortgage LLC / Rocket Mortgage Co-
Issuer, Inc.  144A  144A
2.875%, 10/15/26 144A 1,800,000 1,681
3.625%, 3/1/29 144A 1,475,000 1,338
3.875%, 3/1/31 144A 1,525,000 1,329
4.000%, 10/15/33 144A 1,200,000 1,011
Ryan Specialty LLC  144A  144A
4.375%, 2/1/30 144A 800,000 741
United Wholesale Mortgage LLC  144A  144A
5.500%, 11/15/25 144A 2,125,000 2,110
5.500%, 4/15/29 144A 1,725,000 1,639
5.750%, 6/15/27 144A 950,000 928
USI, Inc.  144A  144A
7.500%, 1/15/32 144A 4,050,000 4,113
VICI Properties LP / VICI Note Co., Inc.  144A  144A
3.500%, 2/15/25 144A 125,000 123
4.250%, 12/1/26 144A 1,125,000 1,085
4.500%, 9/1/26 144A 450,000 437
4.625%, 6/15/25 144A 400,000 395
4.625%, 12/1/29 144A 600,000 568
5.750%, 2/1/27 144A 225,000 225
Total 73,700
Industrial (13.0%)
ARD Finance SA  144A  144A
6.500%, 6/30/27 144A 3,032,214 751
Ardagh Metal Packaging Finance USA LLC /
Ardagh Metal Packaging Finance PLC  144A  144A
4.000%, 9/1/29 144A 2,250,000 1,904
Ardagh Packaging Finance PLC / Ardagh
Holdings USA, Inc.  144A  144A
5.250%, 8/15/27 144A 6,825,000 4,234
Artera Services LLC  144A  144A
8.500%, 2/15/31 144A 775,000 798
Corporate Bonds (95.2%) Shares/ Par
+
Value
$ (000’s)
Industrial continued
Ball Corp.
2.875%, 8/15/30 700,000 595
3.125%, 9/15/31 300,000 254
6.000%, 6/15/29 750,000 754
6.875%, 3/15/28 675,000 693
Berry Global, Inc.  144A  144A
4.875%, 7/15/26 144A 524,000 515
5.625%, 7/15/27 144A 1,150,000 1,131
Camelot Return Merger Sub, Inc.  144A  144A
8.750%, 8/1/28 144A 1,225,000 1,201
Clearwater Paper Corp.  144A  144A
4.750%, 8/15/28 144A 150,000 139
Clydesdale Acquisition Holdings, Inc.  144A  144A
8.750%, 4/15/30 144A 6,325,000 6,190
Coherent Corp.  144A  144A
5.000%, 12/15/29 144A 2,575,000 2,437
CP Atlas Buyer, Inc.  144A  144A
7.000%, 12/1/28 144A 3,250,000 2,778
Crown Americas LLC
5.250%, 4/1/30 400,000 387
Crown Americas LLC / Crown Americas
Capital Corp. VI
4.750%, 2/1/26 1,175,000 1,155
EMRLD Borrower LP / Emerald Co-Issuer, Inc.  144A  144A
6.625%, 12/15/30 144A 4,225,000 4,258
6.750%, 7/15/31 144A 200,000 203
Energizer Holdings, Inc.  144A  144A
4.375%, 3/31/29 144A 2,525,000 2,284
4.750%, 6/15/28 144A 1,400,000 1,311
6.500%, 12/31/27 144A 1,650,000 1,648
Graphic Packaging International LLC  144A  144A
3.500%, 3/15/28 144A 425,000 392
3.500%, 3/1/29 144A 450,000 403
3.750%, 2/1/30 144A 175,000 156
4.750%, 7/15/27 144A 500,000 488
Hillenbrand, Inc.
6.250%, 2/15/29 2,025,000 2,035
Madison IAQ LLC  144A  144A
4.125%, 6/30/28 144A 250,000 233
5.875%, 6/30/29 144A 4,800,000 4,466
Masterbrand, Inc.  144A  144A
7.000%, 7/15/32 144A 400,000 405
Mauser Packaging Solutions Holding Co.  144A  144A
7.875%, 4/15/27 144A 1,425,000 1,453
9.250%, 4/15/27 144A 1,225,000 1,226
Miter Brands Acquisition Holdco, Inc. / MIWD
Borrower LLC  144A  144A
6.750%, 4/1/32 144A 575,000 579
MIWD Holdco II LLC / MIWD Finance Corp.  144A  144A
5.500%, 2/1/30 144A 875,000 808
OI European Group BV  144A  144A
4.750%, 2/15/30 144A 450,000 411
Owens-Brockway Glass Container, Inc.  144A  144A
6.625%, 5/13/27 144A 775,000 773
7.250%, 5/15/31 144A 1,825,000 1,822
7.375%, 6/1/32 144A 400,000 400
Sealed Air Corp.  144A  144A
5.000%, 4/15/29 144A 550,000 523
6.125%, 2/1/28 144A 550,000 549
6.500%, 7/15/32 144A 1,000,000 994

High Yield Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Corporate Bonds (95.2%) Shares/ Par
+
Value
$ (000’s)
Industrial continued
7.250%, 2/15/31 144A 575,000 592
Sensata Technologies BV  144A  144A
5.875%, 9/1/30 144A 1,700,000 1,665
Sensata Technologies, Inc.  144A  144A
3.750%, 2/15/31 144A 225,000 196
6.625%, 7/15/32 144A 250,000 252
SPX FLOW, Inc.  144A  144A
8.750%, 4/1/30 144A 2,550,000 2,618
Standard Industries, Inc.  144A  144A
3.375%, 1/15/31 144A 725,000 611
4.375%, 7/15/30 144A 1,200,000 1,084
4.750%, 1/15/28 144A 1,325,000 1,261
5.000%, 2/15/27 144A 3,000,000 2,916
TransDigm, Inc.
4.625%, 1/15/29 1,250,000 1,166
4.875%, 5/1/29 275,000 258
5.500%, 11/15/27 1,250,000 1,227
6.375%, 3/1/29 144A 1,025,000 1,030
6.625%, 3/1/32 144A 2,225,000 2,247
6.750%, 8/15/28 144A 1,000,000 1,012
6.875%, 12/15/30 144A 3,850,000 3,930
Trivium Packaging Finance BV  144A  144A
5.500%, 8/15/26 144A 525,000 514
8.500%, 8/15/27 144A 4,325,000 4,293
TTM Technologies, Inc.  144A  144A
4.000%, 3/1/29 144A 1,675,000 1,537
Watco Cos. LLC / Watco Finance Corp.  144A  144A
6.500%, 6/15/27 144A 2,150,000 2,141
WESCO Distribution, Inc.  144A  144A
6.375%, 3/15/29 144A 1,150,000 1,154
6.625%, 3/15/32 144A 1,375,000 1,389
7.250%, 6/15/28 144A 1,075,000 1,094
Total 87,923
Technology (10.5%)
ams-OSRAM AG  144A  144A
12.250%, 3/30/29 144A 475,000 492
AthenaHealth Group, Inc.  144A  144A
6.500%, 2/15/30 144A 6,400,000 5,892
Boxer Parent Co., Inc.  144A  144A
9.125%, 3/1/26 144A 2,100,000 2,102
Capstone Borrower, Inc.  144A  144A
8.000%, 6/15/30 144A 1,800,000 1,859
Central Parent LLC / CDK Global II LLC / CDK
Financing Co., Inc.  144A  144A
8.000%, 6/15/29 144A 775,000 787
Central Parent, Inc. / Central Merger Sub, Inc.  144A  144A
7.250%, 6/15/29 144A 3,050,000 3,035
Clarivate Science Holdings Corp.  144A  144A
3.875%, 7/1/28 144A 350,000 325
4.875%, 7/1/29 144A 3,100,000 2,877
Cloud Software Group, Inc.  144A  144A
6.500%, 3/31/29 144A 3,125,000 3,001
8.250%, 6/30/32 144A 325,000 331
9.000%, 9/30/29 144A 2,425,000 2,353
Consensus Cloud Solutions, Inc.  144A  144A
6.000%, 10/15/26 144A 1,900,000 1,853
6.500%, 10/15/28 144A 2,225,000 2,077
The Dun & Bradstreet Corp.  144A  144A
5.000%, 12/15/29 144A 2,375,000 2,206
Corporate Bonds (95.2%) Shares/ Par
+
Value
$ (000’s)
Technology continued
Elastic NV  144A  144A
4.125%, 7/15/29 144A 2,500,000 2,283
Entegris, Inc.  144A  144A
3.625%, 5/1/29 144A 725,000 651
4.750%, 4/15/29 144A 850,000 813
5.950%, 6/15/30 144A 2,300,000 2,277
Fortress Intermediate 3, Inc.  144A  144A
7.500%, 6/1/31 144A 625,000 640
Helios Software Holdings, Inc. / ION Corporate
Solutions Finance SARL  144A  144A
4.625%, 5/1/28 144A 1,300,000 1,161
Insight Enterprises, Inc.  144A  144A
6.625%, 5/15/32 144A 525,000 533
McAfee Corp.  144A  144A
7.375%, 2/15/30 144A 6,150,000 5,682
NCR Atleos Corp.  144A  144A
9.500%, 4/1/29 144A 1,425,000 1,540
NCR Voyix Corp.  144A  144A
5.000%, 10/1/28 144A 1,375,000 1,298
5.125%, 4/15/29 144A 1,475,000 1,389
5.250%, 10/1/30 144A 1,425,000 1,302
Open Text Corp.  144A  144A
3.875%, 2/15/28 144A 1,675,000 1,550
3.875%, 12/1/29 144A 125,000 112
6.900%, 12/1/27 144A 450,000 467
Open Text Holdings, Inc.  144A  144A
4.125%, 2/15/30 144A 1,250,000 1,127
4.125%, 12/1/31 144A 300,000 264
Rackspace Finance LLC  144A  144A
3.500%, 5/15/28 144A 1,052,500 453
Roblox Corp.  144A  144A
3.875%, 5/1/30 144A 1,650,000 1,466
Rocket Software, Inc.  144A  144A
6.500%, 2/15/29 144A 3,675,000 3,204
9.000%, 11/28/28 144A 400,000 407
Science Applications International Corp.  144A  144A
4.875%, 4/1/28 144A 875,000 835
Seagate HDD Cayman
8.250%, 12/15/29 75,000 80
8.500%, 7/15/31 700,000 754
9.625%, 12/1/32 2,477,125 2,826
SS&C Technologies, Inc.  144A  144A
5.500%, 9/30/27 144A 3,850,000 3,791
6.500%, 6/1/32 144A 625,000 630
Synaptics, Inc.  144A  144A
4.000%, 6/15/29 144A 900,000 816
UKG, Inc.  144A  144A
6.875%, 2/1/31 144A 2,800,000 2,835
Zebra Technologies Corp.  144A  144A
6.500%, 6/1/32 144A 525,000 531
Total 70,907
Utilities (2.4%)
AmeriGas Partners LP / AmeriGas Finance
Corp.
5.500%, 5/20/25 75,000 75
5.875%, 8/20/26 1,975,000 1,914
Calpine Corp.  144A  144A
3.750%, 3/1/31 144A 1,250,000 1,105
4.500%, 2/15/28 144A 1,575,000 1,496
4.625%, 2/1/29 144A 350,000 325

High Yield Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Corporate Bonds (95.2%) Shares/ Par
+
Value
$ (000’s)
Utilities continued
5.000%, 2/1/31 144A 600,000 560
5.125%, 3/15/28 144A 1,075,000 1,034
5.250%, 6/1/26 144A 299,000 295
NextEra Energy Operating Partners LP  144A  144A
7.250%, 1/15/29 144A 1,925,000 1,974
NRG Energy, Inc.  144A  144A
3.875%, 2/15/32 144A 207,000 178
5.250%, 6/15/29 144A 775,000 744
5.750%, 1/15/28 400,000 397
6.625%, 1/15/27 625,000 624
TransAlta Corp.
7.750%, 11/15/29 350,000 365
Vistra Operations Co. LLC  144A  144A
5.000%, 7/31/27 144A 1,100,000 1,064
5.500%, 9/1/26 144A 1,400,000 1,380
5.625%, 2/15/27 144A 1,925,000 1,893
7.750%, 10/15/31 144A 750,000 781
Total 16,204
Total Corporate Bonds (Cost: $690,667) 644,365
144A 144A 144A
Total Investments (95.2%) (Cost: $690,667)
@
644,365
Other Assets, Less Liabilities (4.8%) 32,783
Net Assets (100.0%) 677,148
+ All par is stated in U.S. Dollar unless otherwise noted.
144A Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2024 the value of these securities (in thousands) was $566,083 representing 83.6%
of the net assets.
φ Defaulted Security - not accruing income as of the date of this report.
* Non income producing
@ At June 30, 2024, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $690,667 and the net unrealized depreciation of investments based on that cost was $46,302 which is comprised of $4,955 aggregate gross unrealized appreciation and $51,257 aggregate gross unrealized depreciation.  Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to the Financial Statements section in the
Portfolio's most recent annual report.
The following is a summary of the inputs used in valuing the Portfolio's Investments at June 30, 2024.  See Note 3 for additional information on portfolio valuation.
Valuation Inputs
Description
Level 1 - Quoted
Prices
Level 2 - Other
Significant
Observable Inputs
Level 3
- Significant
Unobservable
Inputs
(Amounts in thousands)
Assets:
Corporate Bonds $ — $ 644,365 $ —
Total Assets:
$ — $ 644,365 $ —

Schedule of Investments
June 30, 2024 (unaudited)
Multi-Sector Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Common Stocks ( 0.1% ) Shares/ Par
+
Value
$ (000's)
Energy (0.0%)
Constellation Oil - Class B *,Æ,δ 112,235 12
Total 12
Financials (0.1%)
DrillCo Holding Lux SA - Class B *,Æ,δ 2,686 63
DrillCo Holding Lux SA - Class C *,Æ,δ 24,180 565
Total 628
Health Care (0.0%)
AmSurg Corp. *,Æ,δ 9,484 470
Total 470
Real Estate (0.0%)
ADLER Group SA * 8,632 2
Corestate Capital Holding SA *,Æ,δ 421,967 –π
Total 2
Telecommunications (0.0%)
Intelsat Emergence SA *,Æ 9,447 351
Total 351
Total Common Stocks (Cost: $1,796) 1,463
Corporate Bonds ( 44.9% )
Basic Materials (0.5%)
ALROSA Finance SA  144A  144A
3.100%, 6/25/27 144A Æ,φ 8,500,000 425
4.650%, 4/9/24 144A Æ,φ 500,000 25
Georgia-Pacific LLC
8.875%, 5/15/31 200,000 244
ICL Group, Ltd.  144A  144A
6.375%, 5/31/38 144A § 2,355,000 2,153
INEOS Styrolution Group GmbH
2.250%, 1/16/27 EUR §,∞ 500,000 501
MMK International Capital DAC  144A  144A
4.375%, 6/13/24 144A Æ,φ 1,400,000 70
Olympus Water US Holding Corp.  144A  144A
4.250%, 10/1/28 144A 1,200,000 1,092
Sasol Financing USA LLC
6.500%, 9/27/28 2,000,000 1,906
Total 6,416
Communications (3.2%)
Altice France SA
4.000%, 7/15/29 EUR §,∞ 3,250,000 2,307
4.250%, 10/15/29 EUR §,∞ 400,000 284
AMC Networks, Inc.
4.250%, 2/15/29 500,000 337
AT&T, Inc.
3.500%, 9/15/53 237,000 161
3.650%, 9/15/59 6,663,000 4,468
3.800%, 12/1/57 115,000 80
CCO Holdings LLC / CCO Holdings Capital
Corp.  144A  144A
4.250%, 2/1/31 144A 2,500,000 2,041
4.500%, 6/1/33 144A 800,000 630
Corporate Bonds (44.9%) Shares/ Par
+
Value
$ (000’s)
Communications continued
Charter Communications Operating LLC /
Charter Communications Operating Capital
Corp.
3.700%, 4/1/51 300,000 183
4.200%, 3/15/28 1,700,000 1,607
5.125%, 7/1/49 1,500,000 1,151
Connect Finco SARL / Connect US Finco LLC  144A  144A
6.750%, 10/1/26 144A 1,425,000 1,375
DISH DBS Corp.  144A  144A
5.750%, 12/1/28 144A 900,000 624
Gray Television, Inc.  144A  144A
5.375%, 11/15/31 144A 750,000 425
Intelsat Jackson Holdings SA  144A  144A
6.500%, 3/15/30 144A 703,000 654
Level 3 Financing, Inc.  144A  144A
11.000%, 11/15/29 144A 1,100,000 1,126
Prosus NV  144A  144A
3.257%, 1/19/27 144A 500,000 468
Sirius XM Radio, Inc.  144A  144A
3.125%, 9/1/26 144A 1,100,000 1,035
Sprint Spectrum Co. LLC / Sprint Spectrum
Co. II LLC / Sprint Spectrum Co. III LLC  144A  144A
5.152%, 3/20/28 144A 975,000 970
Sunrise FinCo I BV  144A  144A
4.875%, 7/15/31 144A 2,700,000 2,452
Telecom Italia SpA
7.875%, 7/31/28 EUR §,∞ 1,400,000 1,634
T-Mobile USA, Inc.
5.050%, 7/15/33 750,000 734
5.650%, 1/15/53 1,000,000 985
Verizon Communications, Inc.
2.355%, 3/15/32 3,500,000 2,861
Virgin Media Secured Finance PLC
4.125%, 8/15/30 GBP §,∞ 1,200,000 1,259
4.250%, 1/15/30 GBP §,∞ 3,200,000 3,438
VMED O2 UK Financing I PLC
4.000%, 1/31/29 GBP §,∞ 3,100,000 3,388
4.500%, 7/15/31 GBP §,∞ 400,000 417
4.750%, 7/15/31 144A 1,100,000 928
Vodafone Group PLC  α
7.000%, (USD 5 Year Swap Rate plus
4.873%), 4/4/79 α 1,700,000 1,752
Total 39,774
Consumer, Cyclical (5.2%)
Adient Global Holdings, Ltd.
3.500%, 8/15/24 EUR §,∞ 59,781 64
Air Canada Pass-Through Trust, Series
2020-2,  Class A  144A  144A
5.250%, 10/1/30 144A 572,604 565
Alaska Airlines Pass-Through Trust, Series
2020-1, Class A  144A  144A
4.800%, 2/15/29 144A 145,128 142
American Airlines Pass-Through Trust, Series
2014-1, Class A
3.700%, 4/1/28 151,537 145

Multi-Sector Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Corporate Bonds (44.9%) Shares/ Par
+
Value
$ (000’s)
Consumer, Cyclical continued
American Airlines Pass-Through Trust, Series
2015-1, Class A
3.375%, 11/1/28 274,963 260
American Airlines Pass-Through Trust, Series
2016-1, Class AA
3.575%, 7/15/29 707,465 668
American Airlines Pass-Through Trust, Series
2017-2, Class AA
3.350%, 4/15/31 742,793 684
British Airways Pass-Through Trust, Series
2020-1, Class A  144A  144A
2.900%, 9/15/36 144A 357,722 309
4.250%, 5/15/34 144A 96,344 90
Carnival Corp.  144A  144A
4.000%, 8/1/28 144A 2,300,000 2,160
Flutter Treasury DAC  144A  144A
6.375%, 4/29/29 144A 1,200,000 1,208
Ford Motor Credit Co. LLC
1.744%, 7/19/24 EUR ∞ 200,000 214
2.330%, 11/25/25 EUR ∞ 100,000 105
2.386%, 2/17/26 EUR ∞ 100,000 105
3.250%, 9/15/25 EUR ∞ 300,000 319
3.625%, 6/17/31 2,900,000 2,500
3.815%, 11/2/27 300,000 281
4.134%, 8/4/25 200,000 196
4.389%, 1/8/26 800,000 783
4.535%, 3/6/25 GBP ∞ 100,000 125
7.200%, 6/10/30 25,000 26
7.350%, 11/4/27 50,000 52
7.350%, 3/6/30 25,000 26
Hilton Domestic Operating Co., Inc.  144A  144A
3.625%, 2/15/32 144A 2,900,000 2,510
IHO Verwaltungs GmbH
3.750%, 9/15/26 EUR §,∞ 3,250,000 3,428
JetBlue Airways Corp.
4.000%, 5/15/34 693,874 649
John Lewis PLC
4.250%, 12/18/34 GBP §,∞ 1,000,000 969
Las Vegas Sands Corp.
3.900%, 8/8/29 100,000 92
Marks & Spencer PLC
4.500%, 7/10/27 GBP §,∞ 300,000 367
Mattel, Inc.  144A  144A
3.375%, 4/1/26 144A 100,000 96
Melco Resorts Finance, Ltd.  144A  144A
4.875%, 6/6/25 144A 5,700,000 5,583
5.375%, 12/4/29 144A 700,000 625
Mitchells & Butlers Finance PLC
5.775%, (SONIO plus 0.569%), 12/15/30
GBP §,∞ 713,328 843
6.040%, (US SOFR plus 0.712%), 12/15/30
§ 129,696 120
6.469%, 9/15/32 GBP §,∞ 200,000 236
NCL Corp., Ltd.  144A  144A
8.125%, 1/15/29 144A 1,200,000 1,257
Nissan Motor Acceptance Corp.  144A  144A
2.000%, 3/9/26 144A 400,000 374
Nissan Motor Co., Ltd.  144A  144A
4.345%, 9/17/27 144A 3,500,000 3,342
Corporate Bonds (44.9%) Shares/ Par
+
Value
$ (000’s)
Consumer, Cyclical continued
Renault SA
2.375%, 5/25/26 EUR §,∞ 3,900,000 4,041
Ritchie Bros Holdings, Inc.  144A  144A
7.750%, 3/15/31 144A 1,500,000 1,567
Rivian Holdings LLC / Rivian LLC / Rivian
Automotive LLC  144A  144A
11.310%, (CME Term SOFR 6 Month plus
6.028%), 10/15/26 144A 1,900,000 1,917
Royal Caribbean Cruises, Ltd.  144A  144A
7.250%, 1/15/30 144A 1,000,000 1,035
Sands China, Ltd.
2.300%, 3/8/27 400,000 364
3.250%, 8/8/31 1,100,000 926
4.050%, 1/8/26 1,700,000 1,645
5.900%, 8/8/28 3,200,000 3,133
Spirit Loyalty Cayman, Ltd. / Spirit IP Cayman,
Ltd.  144A  144A
8.000%, 9/20/25 144A 775,000 566
United Airlines Pass-Through Trust, Series
2014-1, Class A
4.000%, 10/11/27 508,383 493
United Airlines Pass-Through Trust, Series
2019-2, Class A
2.900%, 11/1/29 80,208 72
United Airlines Pass-Through Trust, Series
2020-1, Class A
5.875%, 4/15/29 1,597,779 1,602
United Airlines Pass-Through Trust, Series
2023-1, Class A
5.800%, 7/15/37 3,700,000 3,756
US Airways Pass-Through Trust, Series 2012-
1, Class A
5.900%, 4/1/26 469,709 469
Viking Cruises, Ltd.  144A  144A
9.125%, 7/15/31 144A 425,000 460
Walgreens Boots Alliance, Inc.
3.600%, 11/20/25 GBP ∞ 900,000 1,098
Wynn Macau, Ltd.  144A  144A
5.500%, 1/15/26 144A 200,000 196
5.500%, 1/15/26 § 500,000 490
Wynn Resorts Finance LLC / Wynn Resorts
Capital Corp.  144A  144A
5.125%, 10/1/29 144A 800,000 761
7.125%, 2/15/31 144A 1,000,000 1,037
ZF Europe Finance BV
2.000%, 2/23/26 EUR §,∞ 2,000,000 2,057
ZF Finance GmbH
2.750%, 5/25/27 EUR §,∞ 4,300,000 4,376
3.750%, 9/21/28 EUR §,∞ 2,000,000 2,072
Total 65,651
Consumer, Non-cyclical (5.3%)
Abertis Infraestructuras SA
1.625%, 7/15/29 EUR §,∞ 500,000 485
1.875%, 3/26/32 EUR §,∞ 600,000 556
3.000%, 3/27/31 EUR §,∞ 600,000 613
3.375%, 11/27/26 GBP §,∞ 2,100,000 2,529
Albion Financing 1 SARL / Aggreko Holdings,
Inc.
5.250%, 10/15/26 EUR §,∞ 1,600,000 1,718
6.125%, 10/15/26 144A 300,000 296

Multi-Sector Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Corporate Bonds (44.9%) Shares/ Par
+
Value
$ (000’s)
Consumer, Non-cyclical continued
Alta Equipment Group, Inc.  144A  144A
9.000%, 6/1/29 144A 1,000,000 928
Amgen, Inc.
5.650%, 3/2/53 1,000,000 985
Ashtead Capital, Inc.  144A  144A
5.800%, 4/15/34 144A 1,000,000 992
Bacardi, Ltd.  144A  144A
4.700%, 5/15/28 144A 2,900,000 2,820
BAT Capital Corp.
3.222%, 8/15/24 58,000 58
Bausch & Lomb Corp.  144A  144A
8.375%, 10/1/28 144A 700,000 717
Bayer US Finance LLC  144A  144A
6.125%, 11/21/26 144A 2,100,000 2,122
6.375%, 11/21/30 144A 400,000 410
Block, Inc.  144A  144A
6.500%, 5/15/32 144A 2,700,000 2,736
Boels Topholding BV  144A  144A
5.750%, 5/15/30 144A EUR ∞ 1,300,000 1,410
Boost Newco Borrower LLC  144A  144A
7.500%, 1/15/31 144A 2,000,000 2,085
Centene Corp.
4.250%, 12/15/27 200,000 191
4.625%, 12/15/29 500,000 473
Cheplapharm Arzneimittel GmbH  144A  144A
7.500%, 5/15/30 144A EUR ∞ 600,000 672
CHS / Community Health Systems, Inc.  144A  144A
6.000%, 1/15/29 144A 700,000 618
10.875%, 1/15/32 144A 500,000 520
Constellation Brands, Inc.
3.700%, 12/6/26 200,000 193
Coty, Inc. / HFC Prestige Products, Inc. / HFC
Prestige International US LLC  144A  144A
6.625%, 7/15/30 144A 2,300,000 2,334
CVS Pass-Through Trust  144A  144A
4.704%, 1/10/36 144A 325,670 296
5.926%, 1/10/34 144A 534,636 530
7.507%, 1/10/32 144A 51,936 54
Elevance Health, Inc.
4.750%, 2/15/33 900,000 869
Fortrea Holdings, Inc.  144A  144A
7.500%, 7/1/30 144A 900,000 894
Global Medical Response, Inc.  144A  144A
10.000%, 10/31/28 144A 101,010 99
HCA, Inc.
5.200%, 6/1/28 2,000,000 1,992
5.450%, 4/1/31 1,200,000 1,199
Imperial Brands Finance PLC  144A  144A
3.500%, 7/26/26 144A 200,000 192
6.125%, 7/27/27 144A 2,200,000 2,238
IQVIA, Inc.
5.700%, 5/15/28 1,700,000 1,716
Kraft Heinz Foods Co.
4.375%, 6/1/46 1,500,000 1,220
LifePoint Health, Inc.  144A  144A
11.000%, 10/15/30 144A 1,600,000 1,763
Loxam SAS
2.875%, 4/15/26 EUR §,∞ 100,000 104
Market Bidco Finco PLC
4.750%, 11/4/27 EUR §,∞ 1,698,000 1,723
Corporate Bonds (44.9%) Shares/ Par
+
Value
$ (000’s)
Consumer, Non-cyclical continued
Medline Borrower LP / Medline Co-Issuer, Inc.  144A  144A
6.250%, 4/1/29 144A 2,000,000 2,023
Mundys SpA
1.625%, 2/3/25 EUR §,∞ 1,200,000 1,264
1.875%, 7/13/27 EUR §,∞ 400,000 399
1.875%, 2/12/28 EUR §,∞ 5,500,000 5,401
Nexi SpA
2.125%, 4/30/29 EUR §,∞ 3,700,000 3,582
Organon & Co. / Organon Foreign Debt Co-
Issuer BV
2.875%, 4/30/28 EUR §,∞ 2,800,000 2,819
4.125%, 4/30/28 144A 2,000,000 1,857
Perrigo Finance Unlimited Co.
4.400%, 6/15/30 200,000 184
Picard Groupe SAS  144A  144A
6.375%, 7/1/29 144A EUR ∞ 900,000 963
Sartorius Finance BV
4.500%, 9/14/32 EUR §,∞ 2,000,000 2,201
Star Parent, Inc.  144A  144A
9.000%, 10/1/30 144A 1,300,000 1,365
Teva Pharmaceutical Finance Netherlands II
BV
4.375%, 5/9/30 EUR ∞ 2,000,000 2,073
4.500%, 3/1/25 EUR ∞ 137,000 146
Wand NewCo 3, Inc.  144A  144A
7.625%, 1/30/32 144A 800,000 826
Total 66,453
Energy (7.2%)
Aker BP ASA  144A  144A
3.750%, 1/15/30 144A 400,000 366
Antero Midstream Partners LP / Antero
Midstream Finance Corp.  144A  144A
6.625%, 2/1/32 144A 850,000 858
Blue Racer Midstream LLC / Blue Racer
Finance Corp.  144A  144A
6.625%, 7/15/26 144A 100,000 100
7.000%, 7/15/29 144A 1,300,000 1,324
Cheniere Corpus Christi Holdings LLC
5.125%, 6/30/27 100,000 100
Cheniere Energy Partners LP
4.000%, 3/1/31 1,400,000 1,273
CQP Holdco LP / BIP-V Chinook Holdco LLC  144A  144A
5.500%, 6/15/31 144A 1,000,000 948
Ecopetrol SA
8.375%, 1/19/36 1,200,000 1,179
El Paso Natural Gas Co. LLC
8.375%, 6/15/32 200,000 231
Enbridge, Inc.
5.700%, 3/8/33 900,000 907
Energy Transfer LP
2.900%, 5/15/25 100,000 98
3.750%, 5/15/30 200,000 184
4.950%, 5/15/28 1,200,000 1,182
5.000%, 5/15/50 200,000 170
5.250%, 4/15/29 100,000 100
6.050%, 6/1/41 100,000 98
6.500%, 2/1/42 300,000 310
6.625%, 10/15/36 500,000 528
7.500%, 7/1/38 1,700,000 1,931

Multi-Sector Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Corporate Bonds (44.9%) Shares/ Par
+
Value
$ (000’s)
Energy continued
Eni SpA  144A  144A
5.500%, 5/15/34 144A 1,300,000 1,288
EQM Midstream Partners LP  144A  144A
4.500%, 1/15/29 144A 1,500,000 1,416
Genesis Energy LP / Genesis Energy Finance
Corp.
8.250%, 1/15/29 800,000 826
Gray Oak Pipeline LLC  144A  144A
3.450%, 10/15/27 144A 500,000 470
Greensaif Pipelines Bidco SARL
6.129%, 2/23/38 § 1,300,000 1,321
Howard Midstream Energy Partners LLC  144A  144A
8.875%, 7/15/28 144A 1,800,000 1,905
KazMunayGas National Co. JSC
5.375%, 4/24/30 § 600,000 584
5.750%, 4/19/47 § 1,200,000 1,047
Kinder Morgan Energy Partners LP
6.550%, 9/15/40 2,382,000 2,453
Kinder Morgan, Inc.
7.750%, 1/15/32 1,216,000 1,372
MPLX LP
4.250%, 12/1/27 100,000 97
NGPL PipeCo LLC  144A  144A
7.768%, 12/15/37 144A 3,900,000 4,501
Noble Finance II LLC  144A  144A
8.000%, 4/15/30 144A 1,400,000 1,457
NuStar Logistics LP
5.625%, 4/28/27 1,400,000 1,388
6.000%, 6/1/26 200,000 200
Occidental Petroleum Corp.
5.875%, 9/1/25 700,000 700
Permian Resources Operating LLC  144A  144A
7.000%, 1/15/32 144A 925,000 950
Pertamina Persero PT  144A  144A
6.500%, 11/7/48 144A 4,300,000 4,581
Petroleos de Venezuela SA
5.375%, 4/12/27 §,φ 6,500,000 761
5.500%, 4/12/37 §,φ 4,300,000 499
Petroleos Mexicanos
2.750%, 4/21/27 EUR §,∞ 1,100,000 1,044
4.750%, 2/26/29 EUR §,∞ 3,000,000 2,798
5.625%, 1/23/46 378,000 228
5.950%, 1/28/31 2,400,000 1,934
6.350%, 2/12/48 1,700,000 1,085
6.625%, 6/15/35 3,700,000 2,813
6.625%, 6/15/38 2,000,000 1,421
6.700%, 2/16/32 536,000 449
6.750%, 9/21/47 2,900,000 1,908
7.690%, 1/23/50 2,580,000 1,865
Petrorio Luxembourg SARL  144A  144A
6.125%, 6/9/26 144A 200,000 195
Plains All American Pipeline LP / PAA Finance
Corp.
4.900%, 2/15/45 1,100,000 932
6.650%, 1/15/37 277,000 291
Ras Laffan Liquefied Natural Gas Co., Ltd. III  144A  144A
5.838%, 9/30/27 144A 1,431,750 1,441
Rio Oil Finance Trust
9.750%, 1/6/27 § 206,999 214
Corporate Bonds (44.9%) Shares/ Par
+
Value
$ (000’s)
Energy continued
Sabine Pass Liquefaction LLC
4.500%, 5/15/30 700,000 672
5.625%, 3/1/25 1,960,000 1,956
5.875%, 6/30/26 400,000 402
Santos Finance, Ltd.  144A  144A
3.649%, 4/29/31 144A 700,000 612
Seadrill Finance, Ltd.  144A  144A
8.375%, 8/1/30 144A 1,500,000 1,568
Sitio Royalties Operating Partnership LP / Sitio
Finance Corp.  144A  144A
7.875%, 11/1/28 144A 1,100,000 1,137
Southern Gas Corridor CJSC
6.875%, 3/24/26 § 1,100,000 1,105
Southwestern Energy Co.
5.375%, 2/1/29 100,000 97
Tallgrass Energy Partners LP / Tallgrass
Energy Finance Corp.  144A  144A
5.500%, 1/15/28 144A 7,400,000 7,080
Targa Resources Partners LP / Targa
Resources Partners Finance Corp.
5.500%, 3/1/30 1,200,000 1,193
Transocean Aquila, Ltd.  144A  144A
8.000%, 9/30/28 144A 1,100,000 1,117
Valaris, Ltd.  144A  144A
8.375%, 4/30/30 144A 1,000,000 1,035
Venture Global Calcasieu Pass LLC  144A  144A
3.875%, 8/15/29 144A 2,700,000 2,459
3.875%, 11/1/33 144A 1,600,000 1,363
Venture Global LNG, Inc.  144A  144A
8.375%, 6/1/31 144A 2,700,000 2,801
9.500%, 2/1/29 144A 2,000,000 2,190
Viridien  144A  144A
8.750%, 4/1/27 144A 300,000 286
Vital Energy, Inc.  144A  144A
7.875%, 4/15/32 144A 1,100,000 1,118
Western Midstream Operating LP
3.100%, 2/1/25 1,200,000 1,179
Yinson Boronia Production BV  144A  144A
8.947%, 7/31/42 144A 2,425,000 2,442
Total 90,133
Financial (14.9%)
Abu Dhabi Development Holding Co. PJSC  144A  144A
5.375%, 5/8/29 144A 1,900,000 1,930
ADLER Financing SARL  144A  144A
12.500%, 12/30/28 144A EUR §,∞,Æ,Þ 7,460,100 8,185
ADLER Group SA
4.625%, 1/14/26 EUR §,∞ 3,000,000 1,044
5.500%, 11/13/26 EUR §,∞ 5,100,000 1,781
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
3.650%, 7/21/27 500,000 475
4.450%, 4/3/26 900,000 883
4.625%, 10/15/27 500,000 487
Aircastle, Ltd.  144A  144A
2.850%, 1/26/28 144A 600,000 543
4.250%, 6/15/26 300,000 292
5.250%, 8/11/25 144A 2,400,000 2,382
Alliant Holdings Intermediate LLC / Alliant
Holdings Co-Issuer  144A  144A
7.000%, 1/15/31 144A 1,200,000 1,212

Multi-Sector Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Corporate Bonds (44.9%) Shares/ Par
+
Value
$ (000’s)
Financial continued
Ally Financial, Inc.
6.848%, (US SOFR plus 2.820%), 1/3/30 α 1,000,000 1,028
8.000%, 11/1/31 3,271,000 3,610
American Tower Corp.
5.900%, 11/15/33 2,500,000 2,560
Antares Holdings LP  144A  144A
2.750%, 1/15/27 144A 250,000 227
Athene Global Funding  144A  144A
5.339%, 1/15/27 144A 1,500,000 1,500
Athora Netherlands NV  α,Ψ
7.000%, (5 Year EUR Annual Swap Rate
plus 6.463%), 6/19/25 EUR §,µ,∞,α,Ψ 200,000 214
Aviation Capital Group LLC  144A  144A
5.500%, 12/15/24 144A 1,000,000 997
Avolon Holdings Funding, Ltd.  144A  144A
2.528%, 11/18/27 144A 2,173,000 1,954
Banca Monte dei Paschi di Siena SpA
1.875%, 1/9/26 EUR §,∞ 300,000 308
2.625%, 4/28/25 EUR §,∞ 1,600,000 1,683
5.375%, (5 Year EUR Annual Swap Rate
plus 5.005%), 1/18/28 EUR §,∞,α 3,800,000 4,290
8.000%, (5 Year EUR Annual Swap Rate
plus 8.149%), 1/22/30 EUR §,∞,α 500,000 541
8.500%, (5 Year EUR Annual Swap Rate
plus 8.917%), 9/10/30 EUR §,∞,α 800,000 877
Banco Bilbao Vizcaya Argentaria SA  α
6.138%, (US Treasury Yield Curve Rate
T Note Constant Maturity 1 Year plus
2.700%), 9/14/28 α 2,300,000 2,345
Banco BTG Pactual SA  144A  144A
4.500%, 1/10/25 144A 500,000 495
6.250%, 4/8/29 144A 1,500,000 1,507
Banco do Brasil SA
8.500%, 7/29/26 MXN §,∞ 22,000,000 1,136
Banco Votorantim SA
4.500%, 9/24/24 § 200,000 199
Bank of America Corp.
3.419%, (US SOFR 3 Month plus
1.302%), 12/20/28 α 973,000 915
5.468%, (US SOFR plus 1.650%), 1/23/35 α 1,900,000 1,898
5.875%, (US SOFR 3 Month plus
3.193%), 3/15/28 µ,α 3,700,000 3,680
Bank of Ireland Group PLC  144A  144A
6.253%, (US Treasury Yield Curve Rate
T Note Constant Maturity 1 Year plus
2.650%), 9/16/26 144A α 600,000 603
7.500%, (5 Year EUR Annual Swap Rate
plus 7.924%), 5/19/25 EUR §,µ,∞,α,Ψ 1,700,000 1,850
Barclays PLC
5.501%, (US Treasury Yield Curve Rate
T Note Constant Maturity 1 Year plus
2.650%), 8/9/28 α 3,000,000 2,994
6.125%, (US Treasury Yield Curve Rate
T Note Constant Maturity 5 year plus
5.867%), 12/15/25 µ,α,Ψ 500,000 490
7.437%, (US Treasury Yield Curve Rate
T Note Constant Maturity 1 Year plus
3.500%), 11/2/33 α 500,000 550
Blue Owl Finance LLC  144A  144A
6.250%, 4/18/34 144A 1,200,000 1,203
Corporate Bonds (44.9%) Shares/ Par
+
Value
$ (000’s)
Financial continued
BNP Paribas SA  144A  144A
1.904%, (US SOFR plus 1.609%), 9/30/28
144A α 1,700,000 1,518
5.497%, (US SOFR plus 1.590%), 5/20/30
144A α 1,100,000 1,096
BPCE SA  144A ,α  144A
5.936%, (US SOFR plus 1.850%), 5/30/35
144A α 2,000,000 1,992
Brandywine Operating Partnership LP
8.875%, 4/12/29 1,200,000 1,250
CaixaBank SA  144A ,α  144A
5.673%, (US SOFR plus 1.780%), 3/15/30
144A α 1,300,000 1,295
Cantor Fitzgerald LP  144A  144A
7.200%, 12/12/28 144A 1,200,000 1,234
Chubb INA Holdings, Inc.
0.875%, 6/15/27 EUR ∞ 200,000 199
CI Financial Corp.  144A  144A
7.500%, 5/30/29 144A 1,100,000 1,090
Citigroup, Inc.
3.400%, 5/1/26 400,000 386
5.449%, (US SOFR plus 1.447%), 6/11/35 α 1,800,000 1,786
Corestate Capital Holding SA
10.000%, 12/31/26 EUR ∞,Þ 209,147 197
Credicorp Capital Sociedad Titulizadora SA  144A  144A
10.100%, 12/15/43 144A PEN §,∞ 11,300,000 2,999
Credit Acceptance Corp.  144A  144A
9.250%, 12/15/28 144A 1,200,000 1,268
Crown Castle, Inc.
2.100%, 4/1/31 1,700,000 1,377
5.000%, 1/11/28 1,700,000 1,679
DAE Sukuk DIFC, Ltd.  144A  144A
3.750%, 2/15/26 144A 1,000,000 962
Deutsche Bank AG
3.035%, (US SOFR plus 1.718%), 5/28/32 α 200,000 168
3.547%, (US SOFR plus 3.043%), 9/18/31 α 1,300,000 1,144
3.729%, (US SOFR plus 2.757%), 1/14/32 α 3,300,000 2,782
5.882%, (US SOFR plus 5.438%), 7/8/31 α 400,000 392
DrillCo Holding Lux SA
7.500%, 6/15/30 § 277,407 257
Encore Capital Group, Inc.  144A  144A
8.500%, 5/15/30 144A 700,000 712
9.250%, 4/1/29 144A 1,200,000 1,250
Fairfax Financial Holdings, Ltd.
2.750%, 3/29/28 EUR §,∞ 1,700,000 1,736
Fidelity National Financial, Inc.
3.400%, 6/15/30 200,000 177
Freedom Mortgage Corp.  144A  144A
6.625%, 1/15/27 144A 500,000 483
7.625%, 5/1/26 144A 2,100,000 2,085
12.000%, 10/1/28 144A 1,000,000 1,074
GLP Capital LP / GLP Financing II, Inc.
3.350%, 9/1/24 100,000 99
5.750%, 6/1/28 400,000 400
goeasy, Ltd.  144A  144A
9.250%, 12/1/28 144A 1,100,000 1,168
The Goldman Sachs Group, Inc.
3.375%, 3/27/25 EUR §,∞ 200,000 214
5.851%, (US SOFR plus 1.552%), 4/25/35 α 2,500,000 2,561

Multi-Sector Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Corporate Bonds (44.9%) Shares/ Par
+
Value
$ (000’s)
Financial continued
6.484%, (US SOFR plus 1.770%), 10/24/29
α 1,500,000 1,566
HAT Holdings I LLC / HAT Holdings II LLC  144A  144A
8.000%, 6/15/27 144A 2,250,000 2,339
HSBC Holdings PLC
1.645%, (US SOFR plus 1.538%), 4/18/26 α 200,000 194
2.099%, (US SOFR plus 1.929%), 6/4/26 α 200,000 193
2.804%, (US SOFR plus 1.187%), 5/24/32 α 3,300,000 2,761
3.973%, (US SOFR 3 Month plus
1.872%), 5/22/30 α 4,900,000 4,580
Hudson Pacific Properties LP
3.250%, 1/15/30 500,000 345
ING Groep NV  α,Ψ
5.750%, (US Treasury Yield Curve Rate
T Note Constant Maturity 5 year plus
4.342%), 11/16/26 µ,α,Ψ 1,800,000 1,730
Intesa Sanpaolo SpA  144A  144A
3.250%, 9/23/24 144A 300,000 298
4.000%, 9/23/29 144A 200,000 184
5.500%, (5 Year EUR Annual Swap Rate
plus 5.848%), 3/1/28 EUR §,µ,∞,α,Ψ 1,025,000 1,049
5.875%, (5 Year EUR Annual Swap Rate
plus 6.086%), 9/1/31 EUR §,µ,∞,α,Ψ 450,000 460
Jane Street Group / JSG Finance, Inc.  144A  144A
7.125%, 4/30/31 144A 1,900,000 1,948
Jefferies Finance LLC / JFIN Co-Issuer Corp.  144A  144A
5.000%, 8/15/28 144A 1,500,000 1,384
JPMorgan Chase & Co.
5.040%, (US SOFR plus 1.190%), 1/23/28 α 2,000,000 1,989
5.336%, (US SOFR plus 1.620%), 1/23/35 α 1,300,000 1,292
5.581%, (US SOFR plus 1.160%), 4/22/30 α 1,200,000 1,219
Kaisa Group Holdings, Ltd.
9.375%, 6/30/24 §,φ 400,000 13
9.750%, 9/28/23 §,φ 600,000 18
10.500%, 1/15/25 §,φ 1,100,000 36
10.875%, 7/23/23 §,φ 400,000 13
11.250%, 4/16/25 §,φ 3,500,000 114
11.650%, 6/1/26 §,φ 1,000,000 32
Kennedy Wilson, Inc.
4.750%, 2/1/30 1,800,000 1,494
Ladder Capital Finance LLLP / Ladder Capital
Finance Corp.  144A  144A
7.000%, 7/15/31 144A 1,300,000 1,311
Lazard Group LLC
6.000%, 3/15/31 1,200,000 1,213
LeasePlan Corp. NV  144A  144A
2.875%, 10/24/24 144A 300,000 297
Lloyds Banking Group PLC
4.976%, (US Treasury Yield Curve Rate
T Note Constant Maturity 1 Year plus
2.300%), 8/11/33 α 200,000 191
5.679%, (US Treasury Yield Curve Rate
T Note Constant Maturity 1 Year plus
1.750%), 1/5/35 α 1,700,000 1,693
Logicor Financing SARL
3.250%, 11/13/28 EUR §,∞ 600,000 610
Macquarie Airfinance Holdings, Ltd.  144A  144A
6.500%, 3/26/31 144A 425,000 437
Marsh & McLennan Cos., Inc.
1.349%, 9/21/26 EUR ∞ 100,000 102
Corporate Bonds (44.9%) Shares/ Par
+
Value
$ (000’s)
Financial continued
Mizuho Financial Group, Inc.  α
5.594%, (US Treasury Yield Curve Rate
T Note Constant Maturity 1 Year plus
1.300%), 7/10/35 α 1,500,000 1,493
Morgan Stanley
3.790%, (Euribor 3 Month ACT/360 plus
1.037%), 3/21/30 EUR ∞,α 1,800,000 1,929
5.466%, (US SOFR plus 1.730%), 1/18/35 α 2,000,000 1,995
Nationstar Mortgage Holdings, Inc.  144A  144A
7.125%, 2/1/32 144A 1,300,000 1,308
NatWest Group PLC
4.800%, 4/5/26 2,800,000 2,765
4.892%, (ICE LIBOR USD 3 Month plus
1.754%), 5/18/29 α 3,700,000 3,617
6.000%, (US Treasury Yield Curve Rate
T Note Constant Maturity 5 year plus
5.625%), 12/29/25 µ,α,Ψ 500,000 489
Newmark Group, Inc.  144A  144A
7.500%, 1/12/29 144A 1,200,000 1,234
NN Group NV  α
4.500%, (Euribor 3 Month ACT/360 plus
4.000%), 7/15/49 EUR §,µ,∞,α 2,600,000 2,778
Nomura Holdings, Inc.
5.594%, 7/2/27 1,000,000 1,000
OMEGA Healthcare Investors, Inc.
4.500%, 1/15/25 100,000 99
OneMain Finance Corp.
3.500%, 1/15/27 1,100,000 1,031
4.000%, 9/15/30 700,000 601
7.125%, 3/15/26 1,400,000 1,423
Pacific Life Global Funding II  144A  144A
1.200%, 6/24/25 144A 200,000 192
Panama Infrastructure Receivable Purchaser
PLC  144A  144A
0.000%, 4/5/32 144A PO 2,900,000 1,885
Panther Escrow Issuer LLC  144A  144A
7.125%, 6/1/31 144A 1,800,000 1,821
PennyMac Financial Services, Inc.  144A  144A
7.875%, 12/15/29 144A 1,800,000 1,856
PRA Group, Inc.  144A  144A
8.375%, 2/1/28 144A 1,300,000 1,296
RLJ Lodging Trust LP  144A  144A
3.750%, 7/1/26 144A 200,000 190
Sammons Financial Group, Inc.  144A  144A
6.875%, 4/15/34 144A 1,500,000 1,538
Santander UK Group Holdings PLC
2.896%, (US SOFR plus 1.475%), 3/15/32 α 800,000 674
3.823%, (ICE LIBOR USD 3 Month plus
1.400%), 11/3/28 α 4,000,000 3,780
Sberbank of Russia Via SB Capital SA  Ψ
5.250%, 5/23/23 §,Æ,φ,Ψ 4,500,000 225
Standard Chartered PLC  144A ,α  144A
5.688%, (US Treasury Yield Curve Rate
T Note Constant Maturity 1 Year plus
1.050%), 5/14/28 144A α 1,700,000 1,700
Tesco Property Finance 3 PLC
5.744%, 4/13/40 GBP §,∞ 88,984 112
Tesco Property Finance 6 PLC
5.411%, 7/13/44 GBP §,∞ 2,476,663 3,019
Trust Fibra Uno  144A  144A
6.390%, 1/15/50 144A 100,000 79

Multi-Sector Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Corporate Bonds (44.9%) Shares/ Par
+
Value
$ (000’s)
Financial continued
7.375%, 2/13/34 144A 1,200,000 1,184
UBS Group AG  144A  144A
4.703%, (US Treasury Yield Curve Rate
T Note Constant Maturity 1 Year plus
2.050%), 8/5/27 144A α 400,000 393
5.428%, (US Treasury Yield Curve Rate
T Note Constant Maturity 1 Year plus
1.520%), 2/8/30 144A α 1,200,000 1,198
5.699%, (US Treasury Yield Curve Rate
T Note Constant Maturity 1 Year plus
1.770%), 2/8/35 144A α 1,300,000 1,299
6.327%, (US Treasury Yield Curve Rate
T Note Constant Maturity 1 Year plus
1.600%), 12/22/27 144A α 3,000,000 3,050
UniCredit SpA  144A ,α  144A
7.296%, (USD 5 Year Swap Rate plus
4.914%), 4/2/34 144A α 3,700,000 3,775
VFH Parent LLC / Valor Co-Issuer, Inc.  144A  144A
7.500%, 6/15/31 144A 900,000 904
VICI Properties, Inc.
5.750%, 4/1/34 2,600,000 2,576
Virgin Money UK PLC
3.375%, (1 Year GBP Swap Rate plus
2.145%), 4/24/26 GBP §,∞,α 100,000 124
4.000%, (1 Year UK Gilts plus
2.800%), 9/25/26 GBP §,∞,α 500,000 618
4.000%, (1 Year UK Gilts plus
3.750%), 9/3/27 GBP §,∞,α 200,000 245
Wells Fargo & Co.
1.000%, 2/2/27 EUR §,∞ 1,500,000 1,503
4.808%, (US SOFR plus 1.980%), 7/25/28 α 200,000 197
5.574%, (US SOFR plus 1.740%), 7/25/29 α 1,500,000 1,514
5.707%, (US SOFR plus 1.070%), 4/22/28 α 1,500,000 1,513
Weyerhaeuser Co.
7.375%, 3/15/32 424,000 474
Yango Justice International, Ltd.
7.500%, 4/15/24 §,φ 4,200,000 2
7.875%, 9/4/24 §,φ 600,000 –π
Total 187,701
Industrial (3.2%)
Berry Global, Inc.
1.570%, 1/15/26 100,000 94
The Boeing Co.
3.950%, 8/1/59 2,000,000 1,274
5.150%, 5/1/30 2,400,000 2,305
6.858%, 5/1/54 144A 2,000,000 2,052
Cargo Aircraft Management, Inc.  144A  144A
4.750%, 2/1/28 144A 1,400,000 1,299
Constellation Oil Services Holding SA
3.000%, 12/31/26 101,233 83
DAE Funding LLC  144A  144A
1.550%, 8/1/24 144A 1,700,000 1,693
2.625%, 3/20/25 144A 500,000 487
3.375%, 3/20/28 144A 700,000 643
3.375%, 3/20/28 § 200,000 184
Empresa de Transporte de Pasajeros Metro
SA
4.700%, 5/7/50 § 1,400,000 1,140
ESAB Corp.  144A  144A
6.250%, 4/15/29 144A 1,200,000 1,207
Corporate Bonds (44.9%) Shares/ Par
+
Value
$ (000’s)
Industrial continued
Flex, Ltd.
3.750%, 2/1/26 700,000 679
Fortress Transportation & Infrastructure
Investors LLC  144A  144A
5.500%, 5/1/28 144A 400,000 388
7.000%, 5/1/31 144A 4,400,000 4,495
GE Capital UK Funding Unlimited Co.
5.875%, 1/18/33 GBP ∞ 800,000 1,040
General Electric Co.
4.125%, 9/19/35 EUR §,∞ 500,000 544
GN Bondco LLC  144A  144A
9.500%, 10/15/31 144A 1,200,000 1,118
Imola Merger Corp.  144A  144A
4.750%, 5/15/29 144A 1,300,000 1,215
Lima Metro Line 2 Finance, Ltd.  144A  144A
5.875%, 7/5/34 144A 257,498 254
The Manitowoc Co., Inc.  144A  144A
9.000%, 4/1/26 144A 6,200,000 6,200
Rolls-Royce PLC
4.625%, 2/16/26 EUR §,∞ 1,600,000 1,727
5.750%, 10/15/27 144A 200,000 201
5.750%, 10/15/27 GBP §,∞ 100,000 127
SMBC Aviation Capital Finance DAC  144A  144A
2.300%, 6/15/28 144A 200,000 177
Spirit Aerosystems, Inc.  144A  144A
9.375%, 11/30/29 144A 100,000 108
9.750%, 11/15/30 144A 1,500,000 1,655
Standard Industries, Inc.
2.250%, 11/21/26 EUR §,∞ 2,600,000 2,630
TransDigm, Inc.  144A  144A
7.125%, 12/1/31 144A 1,600,000 1,649
Vallourec SACA  144A  144A
7.500%, 4/15/32 144A 1,300,000 1,346
XPO, Inc.  144A  144A
6.250%, 6/1/28 144A 1,200,000 1,204
7.125%, 2/1/32 144A 1,300,000 1,332
Total 40,550
Technology (2.2%)
Booz Allen Hamilton, Inc.  144A  144A
3.875%, 9/1/28 144A 1,200,000 1,130
Broadcom, Inc.  144A  144A
2.450%, 2/15/31 144A 700,000 589
3.137%, 11/15/35 144A 3,100,000 2,482
Cloud Software Group, Inc.  144A  144A
8.250%, 6/30/32 144A 1,300,000 1,325
Crowdstrike Holdings, Inc.
3.000%, 2/15/29 1,275,000 1,150
Dell International LLC / EMC Corp.
5.300%, 10/1/29 4,300,000 4,324
6.020%, 6/15/26 149,000 151
8.100%, 7/15/36 162,000 193
Gartner, Inc.  144A  144A
3.750%, 10/1/30 144A 1,400,000 1,256
IPD 3 BV  144A  144A
7.085%, (Euribor 3 Month ACT/360 plus
3.375%), 6/15/31 144A EUR ∞ 1,700,000 1,818
Marvell Technology, Inc.
5.750%, 2/15/29 1,300,000 1,327
NCR Atleos Corp.  144A  144A
9.500%, 4/1/29 144A 375,000 405

Multi-Sector Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Corporate Bonds (44.9%) Shares/ Par
+
Value
$ (000’s)
Technology continued
NXP BV / NXP Funding LLC
5.350%, 3/1/26 1,600,000 1,596
Oracle Corp.
3.850%, 4/1/60 1,200,000 825
Seagate HDD Cayman
4.125%, 1/15/31 650,000 581
9.625%, 12/1/32 920,000 1,049
SS&C Technologies, Inc.  144A  144A
6.500%, 6/1/32 144A 1,800,000 1,816
Ubisoft Entertainment SA
0.878%, 11/24/27 EUR §,∞ 800,000 734
UKG, Inc.  144A  144A
6.875%, 2/1/31 144A 2,800,000 2,835
VMware LLC
4.500%, 5/15/25 300,000 297
4.650%, 5/15/27 1,400,000 1,378
4.700%, 5/15/30 100,000 97
Total 27,358
Utilities (3.2%)
American Electric Power Co., Inc.
5.625%, 3/1/33 1,000,000 996
Centrais Eletricas Brasileiras SA  144A  144A
4.625%, 2/4/30 144A 300,000 270
Chile Electricity Lux MPC SARL  144A  144A
6.010%, 1/20/33 144A 1,100,000 1,113
Constellation Energy Generation LLC
6.500%, 10/1/53 1,000,000 1,061
Duke Energy Corp.
3.750%, 4/1/31 EUR ∞ 2,100,000 2,218
Edison International
5.750%, 6/15/27 100,000 101
Electricite de France SA  144A  144A
4.500%, 9/21/28 144A 900,000 868
6.000%, 4/22/64 144A 1,300,000 1,208
6.250%, 5/23/33 144A 1,200,000 1,241
9.125%, (US Treasury Yield Curve Rate
T Note Constant Maturity 5 year plus
5.411%), 6/15/33 144A µ,α 1,500,000 1,631
Exelon Corp.
5.450%, 3/15/34 1,200,000 1,192
Georgia Power Co.
5.250%, 3/15/34 1,200,000 1,196
Lumen Technologies, Inc.  144A  144A
4.125%, 4/15/29 144A 42,500 28
4.125%, 4/15/30 144A 42,500 27
Monongahela Power Co.  144A  144A
5.850%, 2/15/34 144A 900,000 916
Nakilat, Inc.
6.067%, 12/31/33 § 832,690 865
6.267%, 12/31/33 144A 420,798 436
National Fuel Gas Co.
5.200%, 7/15/25 300,000 298
NextEra Energy Operating Partners LP  144A  144A
7.250%, 1/15/29 144A 1,000,000 1,026
NPC Ukrenergo
6.875%, 11/9/28 §,φ 800,000 282
Pacific Gas & Electric Co.
2.100%, 8/1/27 100,000 90
2.500%, 2/1/31 100,000 83
2.950%, 3/1/26 100,000 96
Corporate Bonds (44.9%) Shares/ Par
+
Value
$ (000’s)
Utilities continued
3.150%, 1/1/26 1,600,000 1,541
3.300%, 3/15/27 200,000 189
3.300%, 12/1/27 500,000 466
3.300%, 8/1/40 2,700,000 1,923
3.450%, 7/1/25 300,000 293
3.500%, 6/15/25 1,500,000 1,467
3.750%, 7/1/28 100,000 94
4.200%, 6/1/41 100,000 78
4.250%, 3/15/46 100,000 76
4.450%, 4/15/42 300,000 238
4.550%, 7/1/30 500,000 474
PacifiCorp
5.450%, 2/15/34 2,200,000 2,173
Perusahaan Listrik Negara PT  144A  144A
3.000%, 6/30/30 144A 1,500,000 1,302
6.150%, 5/21/48 § 3,300,000 3,254
PPL Electric Utilities Corp.
4.850%, 2/15/34 1,650,000 1,606
Southern California Edison Co.
5.200%, 6/1/34 1,100,000 1,074
5.650%, 10/1/28 1,250,000 1,271
Thames Water Utilities Finance PLC
5.500%, 2/11/41 GBP §,∞ 1,225,000 1,250
Tierra Mojada Luxembourg II SARL
5.750%, 12/1/40 § 2,893,039 2,610
Virginia Electric & Power Co.
5.000%, 1/15/34 2,000,000 1,944
Total 40,565
Total Corporate Bonds (Cost: $624,561) 564,601
Convertible Corporate Bonds ( 0.0% )
Financial (0.0%)
Sunac China Holdings, Ltd.  144A  144A
1.000%, 9/30/32 144A Þ 755,877 45
Total 45
Total Convertible Corporate Bonds (Cost: $626) 45
144A 144A 144A
Governments ( 22.2% )
Governments (22.2%)
Abu Dhabi Government International Bond 144A 144A
2.700%, 9/2/70 144A 3,700,000 2,111
2.700%, 9/2/70  § 900,000 513
3.875%, 4/16/50  § 1,500,000 1,193
Albania Government International Bond 144A 144A
3.500%, 6/16/27 144A EUR  ∞ 500,000 518
Angolan Government International Bond
8.000%, 11/26/29  § 1,200,000 1,079
9.125%, 11/26/49  § 1,600,000 1,312
Arab Republic of Egypt 144A 144A
7.500%, 2/16/61 144A 1,900,000 1,273
Argentine Republic Government International
Bond
0.750%, 7/9/30 800,857 449
1.000%, 7/9/29 405,455 232
3.500%, 7/9/41 14,293,196 5,603
3.625%, 7/9/35 5,922,164 2,487
Australian Government
4.250%, 4/21/26 AUD  §,∞ 2,400,000 1,603

Multi-Sector Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Governments (22.2%) Shares/ Par
+
Value
$ (000’s)
Governments continued
Banque Ouest Africaine de Developpement 144A 144A
2.750%, 1/22/33 144A EUR  ∞ 500,000 431
Benin Government International Bond 144A 144A
7.960%, 2/13/38 144A 2,500,000 2,324
Brazilian Government International Bond
5.000%, 1/27/45 1,000,000 768
6.125%, 3/15/34 3,400,000 3,268
7.125%, 5/13/54 2,250,000 2,174
Colombia Government International Bond
4.500%, 3/15/29 3,800,000 3,463
5.000%, 6/15/45 6,000,000 4,206
5.200%, 5/15/49 200,000 141
8.000%, 11/14/35 1,000,000 1,028
Costa Rica Government International Bond 144A 144A
7.300%, 11/13/54 144A 800,000 839
Dominican Republic International Bond 144A 144A
4.875%, 9/23/32 144A 550,000 492
4.875%, 9/23/32  § 1,700,000 1,521
6.500%, 2/15/48 144A 2,800,000 2,648
6.500%, 2/15/48  § 1,000,000 946
6.875%, 1/29/26  § 500,000 505
Ecuador Government International Bond 144A 144A
0.000%, 7/31/30 144A PO  323,958 155
2.500%, 7/31/40 144A 1,225,800 555
3.500%, 7/31/35 144A 2,674,620 1,333
3.500%, 7/31/35  § 2,961,000 1,476
6.000%, 7/31/30  § 2,250,000 1,424
Egypt Government International Bond
6.375%, 4/11/31 EUR  §,∞ 6,550,000 5,568
7.500%, 2/16/61  § 800,000 536
El Salvador Government International Bond 144A 144A
0.250%, 4/17/30 144A IO  2,200,000 64
6.375%, 1/18/27  § 1,063,000 945
9.250%, 4/17/30 144A 2,200,000 1,954
European Union
3.000%, 12/4/34 EUR  §,∞ 13,100,000 13,831
Federal Republic of Nigeria
7.625%, 11/28/47  § 700,000 507
7.696%, 2/23/38  § 600,000 465
7.875%, 2/16/32  § 2,800,000 2,417
Ghana Government International Bond
8.125%, 3/26/32  §,φ 3,700,000 1,896
8.950%, 3/26/51  §,φ 2,100,000 1,075
Guatemala Government Bond 144A 144A
6.600%, 6/13/36 144A 1,700,000 1,710
Hungary Government International Bond
5.375%, 9/12/33 EUR  §,∞ 4,400,000 4,899
5.500%, 3/26/36 144A 1,400,000 1,345
6.125%, 5/22/28 144A 1,200,000 1,222
Ivory Coast Government International Bond
5.250%, 3/22/30 EUR  §,∞ 500,000 486
5.875%, 10/17/31 144A EUR  ∞ 300,000 289
6.625%, 3/22/48 144A EUR  ∞ 900,000 750
6.625%, 3/22/48 EUR  §,∞ 800,000 667
6.875%, 10/17/40 144A EUR  ∞ 400,000 358
6.875%, 10/17/40 EUR  §,∞ 100,000 89
Kenya Government International Bond 144A 144A
9.750%, 2/16/31 144A 1,400,000 1,342
Kingdom of Jordan 144A 144A
4.950%, 7/7/25 144A 300,000 292
Governments (22.2%) Shares/ Par
+
Value
$ (000’s)
Governments continued
5.850%, 7/7/30 144A 400,000 358
7.500%, 1/13/29 144A 800,000 783
Mexican Udibonos
2.750%, 11/27/31 MXN  ∞ 8,128,175 371
4.000%, 8/24/34 MXN  ∞ 38,446,268 1,882
Morocco Government International Bond 144A 144A
4.000%, 12/15/50 144A 500,000 343
5.500%, 12/11/42  § 800,000 705
North Macedonia 144A 144A
3.675%, 6/3/26 144A EUR  ∞ 500,000 519
Oman Government International Bond
6.000%, 8/1/29  § 900,000 912
6.250%, 1/25/31 144A 2,300,000 2,366
6.500%, 3/8/47  § 500,000 499
6.750%, 1/17/48  § 1,100,000 1,120
Panama Government International Bond
3.750%, 3/16/25 1,100,000 1,081
4.500%, 4/16/50 1,300,000 872
6.700%, 1/26/36 1,900,000 1,841
6.853%, 3/28/54 3,800,000 3,474
7.500%, 3/1/31 2,900,000 3,031
8.125%, 4/28/34 100,000 107
Perusahaan Penerbit SBSN Indonesia III
3.550%, 6/9/51  § 1,400,000 1,014
3.800%, 6/23/50  § 1,400,000 1,063
Republic of Chile
4.850%, 1/22/29 1,200,000 1,185
Republic of Pakistan
6.000%, 4/8/26  § 600,000 541
7.375%, 4/8/31  § 700,000 552
Republic of Paraguay
5.600%, 3/13/48  § 600,000 538
6.000%, 2/9/36  § 1,300,000 1,305
6.100%, 8/11/44  § 300,000 289
Republic of Peru
3.300%, 3/11/41 2,700,000 1,995
6.900%, 8/12/37 144A PEN  ∞ 5,500,000 1,368
Republic of Poland Government International
Bond
5.125%, 9/18/34 2,900,000 2,852
5.500%, 3/18/54 1,000,000 970
Republic of South Africa Government
International Bond
4.850%, 9/30/29 1,200,000 1,098
4.875%, 4/14/26 600,000 585
5.000%, 10/12/46 500,000 352
5.750%, 9/30/49 2,100,000 1,583
Republic of Uzbekistan International Bond 144A 144A
5.375%, 5/29/27 144A EUR  ∞ 700,000 747
Romanian Government International Bond 144A 144A
2.000%, 4/14/33 144A EUR  ∞ 1,400,000 1,124
2.875%, 4/13/42 144A EUR  ∞ 500,000 348
4.125%, 3/11/39 EUR  §,∞ 1,500,000 1,329
5.250%, 5/30/32 144A EUR  ∞ 1,000,000 1,044
5.625%, 2/22/36 144A EUR  ∞ 1,700,000 1,775
5.625%, 5/30/37 144A EUR  ∞ 800,000 827
6.375%, 9/18/33 144A EUR  ∞ 2,500,000 2,784
Saudi International Bond
4.500%, 10/26/46  § 9,300,000 7,880
5.000%, 1/16/34 144A 10,000,000 9,821

Multi-Sector Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Governments (22.2%) Shares/ Par
+
Value
$ (000’s)
Governments continued
5.750%, 1/16/54 144A 700,000 680
Senegal Government International Bond
4.750%, 3/13/28 EUR  §,∞ 700,000 692
5.375%, 6/8/37 EUR  §,∞ 600,000 467
6.750%, 3/13/48  § 800,000 578
7.750%, 6/10/31  § 2,100,000 1,993
Serbia International Bond
1.500%, 6/26/29 EUR  §,∞ 4,400,000 4,002
1.650%, 3/3/33 144A EUR  ∞ 700,000 560
6.500%, 9/26/33  § 1,500,000 1,520
Sri Lanka Government International Bond
7.550%, 3/28/30  §,φ 1,600,000 921
7.850%, 3/14/29  §,φ 500,000 295
State Agency of Roads of Ukraine
6.250%, 6/24/30  §,φ 600,000 165
State of Minas Gerais
5.333%, 2/15/28  § 80,000 79
State of Qatar 144A 144A
4.400%, 4/16/50 144A 1,200,000 1,050
4.400%, 4/16/50  § 2,400,000 2,100
4.817%, 3/14/49  § 800,000 748
5.103%, 4/23/48  § 1,200,000 1,169
Turkiye Government International Bond
4.875%, 4/16/43 6,200,000 4,383
5.750%, 5/11/47 4,400,000 3,372
5.875%, 5/21/30 EUR  ∞ 2,850,000 3,056
Ukraine Government International Bond 144A 144A
4.375%, 1/27/32 144A EUR  ∞,φ 1,600,000 439
4.375%, 1/27/32 EUR  §,∞,φ 1,700,000 466
6.750%, 6/20/28 144A EUR  ∞,φ 600,000 180
6.876%, 5/21/31 144A  φ 900,000 257
7.375%, 9/25/34  §,φ 300,000 86
8.994%, 2/1/26 144A  φ 1,000,000 324
United Kingdom Gilt
4.375%, 7/31/54 GBP  §,∞ 2,600,000 3,133
United Mexican States
2.125%, 10/25/51 EUR  ∞ 1,000,000 607
3.771%, 5/24/61 5,400,000 3,302
4.490%, 5/25/32 EUR  ∞ 1,700,000 1,800
4.500%, 1/31/50 2,300,000 1,724
6.000%, 5/7/36 2,600,000 2,531
6.350%, 2/9/35 1,700,000 1,709
6.400%, 5/7/54 1,150,000 1,095
US Treasury
1.875%, 8/31/24  β 7,310,000 7,266
2.125%, 11/30/24  β 3,400,000 3,356
2.250%, 11/15/24  β 15,910,000 15,726
2.375%, 8/15/24  β 3,700,000 3,686
4.000%, 11/15/42 19,800,000 18,247
4.625%, 5/15/44 15,100,000 15,072
4.625%, 5/15/54 4,500,000 4,563
4.750%, 11/15/43 8,700,000 8,816
Venezuela Government International Bond
6.000%, 12/9/49  §,φ 32,000 4
7.000%, 3/31/38  §,φ 204,000 29
7.650%, 4/21/25  §,φ 1,955,000 300
8.250%, 10/13/24  §,φ 356,000 55
9.000%, 5/7/23  §,φ 32,000 5
9.250%, 5/7/28  §,φ 1,241,000 205
Governments (22.2%) Shares/ Par
+
Value
$ (000’s)
Governments continued
9.375%, 1/13/34  φ 1,400,000 263
Total 279,086
Total Governments (Cost: $311,109) 279,086
144A 144A 144A
Municipal Bonds ( 0.5% )
Municipal Bonds (0.5%)
American Municipal Power, Inc.
7.834%, 2/15/41 RB   100,000 121
Bay Area Toll Authority
6.918%, 4/1/40 RB   200,000 225
City of Riverside California Electric Revenue
7.605%, 10/1/40 RB   200,000 239
Golden State Tobacco Securitization Corp.
3.850%, 6/1/50 RB   2,245,000 2,106
Irvine Ranch California Water District
6.622%, 5/1/40 RB   100,000 110
Los Angeles County California Public Works
Financing Authority
7.618%, 8/1/40 RB   200,000 236
Metropolitan Government of Nashville &
Davidson County Tennessee
6.568%, 7/1/37 RB   100,000 109
Municipal Electric Authority of Georgia
6.655%, 4/1/57 RB   94,000 102
New York City Transitional Finance Authority
5.508%, 8/1/37 RB   300,000 299
New York State Urban Development Corp.
5.770%, 3/15/39 RB   90,000 91
Port Authority of New York & New Jersey
4.926%, 10/1/51 RB   200,000 191
5.647%, 11/1/40 RB   1,100,000 1,141
State of Illinois
6.630%, 2/1/35 GO   207,308 216
6.725%, 4/1/35 GO   80,385 84
7.350%, 7/1/35 GO   171,429 184
Triborough Bridge & Tunnel Authority
5.550%, 11/15/40 RB   800,000 787
Total Municipal Bonds (Cost: $6,072) 6,241
Structured Products ( 30.6% )
Asset Backed Securities (11.6%)
ABFC Trust, Series 2007-WMC1, Class A1A
6.710%, (US SOFR 1 Month plus 1.365%),
6/25/37  7,662,353 5,372
ACE Securities Corp. Home Equity Loan Trust,
Series 2004-HE4, Class M1
6.360%, (US SOFR 1 Month plus 1.015%),
12/25/34  1,260,803 1,109
ACE Securities Corp. Home Equity Loan Trust,
Series 2004-RM2, Class M2
6.255%, (US SOFR 1 Month plus 0.910%),
1/25/35  32,779 30
ACE Securities Corp. Home Equity Loan Trust,
Series 2006-FM1, Class A2C
5.760%, (US SOFR 1 Month plus 0.415%),
7/25/36  6,941,656 1,628
ACHV ABS Trust, Series 2023-4CP, Class A 144A 144A
6.810%, 11/25/30 144A  229,618 230

Multi-Sector Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Structured Products (30.6%) Shares/ Par
+
Value
$ (000’s)
Asset Backed Securities continued
ACHV ABS Trust, Series 2023-4CP, Class B 144A 144A
7.240%, 11/25/30 144A  1,600,000 1,608
ACHV ABS Trust, Series 2023-4CP, Class C 144A 144A
7.710%, 11/25/30 144A  700,000 710
Aegis Asset Backed Securities Trust, Series
2004-6, Class M2
6.460%, (US SOFR 1 Month plus 1.115%),
(AFC), 3/25/35  53,914 50
Ameriquest Mortgage Securities, Inc., Series
2004-R5, Class M1
6.330%, (US SOFR 1 Month plus 0.985%),
7/25/34  4,952 5
Anchorage Capital CLO, Ltd., Series 2018-
10A, Class A1AR 144A 144A
6.432%, (US SOFR 3 Month plus 1.100%),
10/15/31 144A Æ 1,000,000 1,000
Ares European CLO VI DAC, Series 2013-6A,
Class ARR 144A 144A
4.516%, (Euribor 3 Month ACT/360 plus
0.610%), 4/15/30 144A EUR ∞ 328,323 351
Ares European CLO, Series 10A, Class AR 144A 144A
4.686%, (Euribor 3 Month ACT/360 plus
0.780%), 10/15/31 144A EUR ∞ 931,425 997
Asset Backed Securities Corp. Home Equity
Loan Trust, Series 2005-HE5, Class M4
6.360%, (US SOFR 1 Month plus 1.015%),
6/25/35  67,142 65
Aurium CLO I DAC, Series 2019-1A,
Class ARR 144A 144A
4.750%, (Euribor 3 Month ACT/360 plus
1.050%), 3/23/32 144A EUR ∞ 249,841 268
Avis Budget Rental Car Funding AESOP LLC,
Series 2024-1A, Class A 144A 144A
5.360%, 6/20/30 144A  4,000,000 3,981
Babson CLO, Ltd., Series 2018-1A, Class A1 144A 144A
6.540%, (US SOFR 3 Month plus 1.212%),
4/15/31 144A  4,036,183 4,041
Bain Capital Euro CLO, Series 2018-2A,
Class AR 144A 144A
4.637%, (Euribor 3 Month ACT/360 plus
0.740%), 1/20/32 144A EUR ∞ 282,529 301
Bear Stearns Asset Backed Securities I Trust,
Series 2007-HE6, Class 1A1
6.710%, (US SOFR 1 Month plus 1.365%),
8/25/37  26,470 26
Bluemountain CLO, Ltd., Series 2016-3A,
Class AR12 144A 144A
6.522%, (US SOFR 3 Month plus 1.200%),
11/15/30 144A  2,954,489 2,959
Cairn CLO X BV, Series 2018-10A, Class AR 144A 144A
4.686%, (Euribor 3 Month ACT/360 plus
0.780%), 10/15/31 144A EUR ∞ 699,130 745
Carlyle Global Market Strategies Euro CLO,
Series 2017-3A, Class A1R 144A 144A
4.606%, (Euribor 3 Month ACT/360 plus
0.700%), 1/15/31 144A EUR ∞ 782,962 839
Carrington Mortgage Loan Trust, Series 2005-
FRE1, Class M3
6.225%, (US SOFR 1 Month plus 0.880%),
12/25/35  8,016,000 6,218
Structured Products (30.6%) Shares/ Par
+
Value
$ (000’s)
Asset Backed Securities continued
Carvana Auto Receivables Trust, Series 2023-
P1, Class A3 144A 144A
5.980%, 12/10/27 144A  2,000,000 2,005
CBAM CLO Management LLC, Series 2019-
10A, Class A1R 144A 144A
6.706%, (US SOFR 3 Month plus 1.382%),
4/20/32 144A  3,500,000 3,503
Citigroup Mortgage Loan Trust, Series 2007-
AHL1, Class A2C
5.880%, (US SOFR 1 Month plus 0.535%),
12/25/36  76,480 74
Citigroup Mortgage Loan Trust, Series 2007-
FS1, Class 2A1A 144A 144A
4.524%, (US SOFR 1 Month plus 1.115%),
(AFC), 10/25/37 144A  6,638,605 5,841
Countrywide Asset-Backed Certificates Trust,
Series 2004-9, Class MV4
7.035%, (US SOFR 1 Month plus 1.690%),
11/25/34  55,192 54
Countrywide Asset-Backed Certificates Trust,
Series 2005-AB4, Class 2A4
6.160%, (US SOFR 1 Month plus 0.815%),
3/25/36  63,067 53
Countrywide Asset-Backed Certificates Trust,
Series 2006-1, Class AF5
4.513%, (AFC), 7/25/36 ∑ 74,577 69
Countrywide Asset-Backed Certificates Trust,
Series 2006-26, Class 1A
5.600%, (US SOFR 1 Month plus 0.255%),
6/25/37  324,144 299
Countrywide Asset-Backed Certificates Trust,
Series 2006-5, Class M1
5.985%, (US SOFR 1 Month plus 0.640%),
8/25/36  1,285,793 1,243
Countrywide Asset-Backed Certificates Trust,
Series 2006-BC3, Class M2
5.940%, (US SOFR 1 Month plus 0.595%),
2/25/37  900,000 824
Countrywide Asset-Backed Certificates Trust,
Series 2007-1, Class 2A3
5.600%, (US SOFR 1 Month plus 0.255%),
7/25/37  3,367 3
Countrywide Asset-Backed Certificates Trust,
Series 2007-13, Class 1A
6.300%, (US SOFR 1 Month plus 0.955%),
10/25/47  930,791 895
Countrywide Asset-Backed Certificates Trust,
Series 2007-9, Class 1A
5.660%, (US SOFR 1 Month plus 0.315%),
6/25/47  687,675 585
Countrywide Asset-Backed Certificates Trust,
Series 2007-SEA1, Class 1A1 144A 144A
6.560%, (US SOFR 1 Month plus 1.215%),
(AFC), 5/25/47 144A  915,939 715
CPS Auto Trust, Series 2024-A, Class B 144A 144A
5.650%, 5/15/28 144A  1,725,000 1,722
CPS Auto Trust, Series 2024-A, Class C 144A 144A
5.740%, 4/15/30 144A  1,575,000 1,573
CRB Securitization Trust, Series 2023-1,
Class A 144A 144A
6.960%, 10/20/33 144A  957,244 963

Multi-Sector Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Structured Products (30.6%) Shares/ Par
+
Value
$ (000’s)
Asset Backed Securities continued
Credit Suisse First Boston Mortgage Securities
Corp., Series 2001-HE17, Class A1
5.099%, (US SOFR 1 Month plus 0.735%),
1/25/32  1,695 2
CVC Cordatus Loan Fund XI DAC, Series
2011-A, Class AR 144A 144A
4.556%, (Euribor 3 Month ACT/360 plus
0.650%), 10/15/31 144A EUR ∞ 770,819 823
Ellington Loan Acquisition Trust, Series 2007-
2, Class A1 144A 144A
6.510%, (US SOFR 1 Month plus 1.165%),
5/25/37 144A  164,971 160
Euro-Galaxy III CLO BV, Series 2013-3A,
Class ARRR 144A 144A
4.511%, (Euribor 3 Month ACT/360 plus
0.620%), 4/24/34 144A EUR ∞ 299,394 318
Exeter Automobile Receivables Trust, Series
2024-1A, Class B
5.290%, 8/15/28  500,000 498
Exeter Automobile Receivables Trust, Series
2024-1A, Class C
5.410%, 5/15/30  500,000 497
Ford Auto Securitization Trust, Series 2023-
BA, Class A1 144A 144A
5.889%, 5/15/26 144A CAD ∞ 1,374,778 1,008
Foursight Capital Automobile Receivables
Trust, Series 2024-1, Class A2 144A 144A
5.490%, 1/16/29 144A  993,841 991
Foursight Capital Automobile Receivables
Trust, Series 2024-1, Class B 144A 144A
5.550%, 5/15/29 144A  1,000,000 994
Fremont Home Loan Trust, Series 2005-2,
Class M4
6.390%, (US SOFR 1 Month plus 1.045%),
6/25/35  300,000 264
GLS Auto Receivables Trust, Series 2024-1A,
Class B 144A 144A
5.490%, 7/17/28 144A  1,200,000 1,196
GLS Auto Receivables Trust, Series 2024-2A,
Class B 144A 144A
5.770%, 11/15/28 144A  1,200,000 1,202
GLS Auto Select Receivables Trust, Series
2023-2A, Class B 144A 144A
6.670%, 12/17/29 144A  2,000,000 2,058
GSAA Home Equity Trust, Series 2006-17,
Class A1
5.580%, (US SOFR 1 Month plus 0.235%),
11/25/36  44,826 10
GSAMP Trust, Series 2004-WF, Class M2
7.110%, (US SOFR 1 Month plus 1.765%),
10/25/34  12,172 12
GSAMP Trust, Series 2007-FM2, Class A2B
5.550%, (US SOFR 1 Month plus 0.205%),
1/25/37  142,173 84
GSAMP Trust, Series 2007-NC1, Class A2A
5.560%, (US SOFR 1 Month plus 0.215%),
12/25/46  11,565 6
Harvest CLO XX DAC, Series 2020-A,
Class AR 144A 144A
4.577%, (Euribor 3 Month ACT/360 plus
0.680%), 10/20/31 144A EUR ∞ 567,648 606
Structured Products (30.6%) Shares/ Par
+
Value
$ (000’s)
Asset Backed Securities continued
Hertz Vehicle Financing III LLC, Series 2023-
1A, Class A 144A 144A
5.490%, 6/25/27 144A  2,600,000 2,595
Home Equity Loan Trust, Series 2007-FRE1,
Class 2AV4
5.800%, (US SOFR 1 Month plus 0.455%),
4/25/37  500,000 414
HSI Asset Securitization Corp. Trust, Series
2005-I1, Class 2A4
6.240%, (US SOFR 1 Month plus 0.895%),
11/25/35  116,465 110
IndyMac Residential Asset Backed Trust,
Series 2007-B, Class 2A2
5.620%, (US SOFR 1 Month plus 0.275%),
7/25/37  298,821 160
Invesco Euro CLO III DAC, Series 3A, Class A 144A 144A
4.826%, (Euribor 3 Month ACT/360 plus
0.920%), 7/15/32 144A EUR ∞ 500,000 536
JP Morgan Mortgage Acquisition Trust, Series
2007-CH3, Class M1
5.760%, (US SOFR 1 Month plus 0.415%),
3/25/37  400,000 381
KKR Financial CLO, Ltd., Series 9, Class AR2 144A 144A
6.540%, (US SOFR 3 Month plus 1.212%),
7/15/30 144A  1,083,567 1,085
Laurelin DAC, Series 2016-1A, Class ARR 144A 144A
4.617%, (Euribor 3 Month ACT/360 plus
0.720%), 10/20/31 144A EUR ∞ 230,535 247
LCM XV LP, Series 2015-A, Class AR2 144A 144A
6.586%, (US SOFR 3 Month plus 1.262%),
7/20/30 144A  606,603 607
Long Beach Mortgage Loan Trust, Series
2006-1, Class 2A4
6.060%, (US SOFR 1 Month plus 0.715%),
2/25/36  50,862 42
Long Beach Mortgage Loan Trust, Series
2006-3, Class 2A4
6.000%, (US SOFR 1 Month plus 0.655%),
5/25/46  270,913 82
Long Beach Mortgage Loan Trust, Series
2006-4, Class 1A
5.760%, (US SOFR 1 Month plus 0.415%),
5/25/36  1,346,001 698
Madison Park Euro Funding XIV DAC, Series
14A, Class A1R 144A 144A
4.706%, (Euribor 3 Month ACT/360 plus
0.800%), 7/15/32 144A EUR ∞ 299,890 319
Magnetite CLO, Ltd., Series 2015-12A,
Class AR4 144A 144A
6.479%, (US SOFR 3 Month plus 1.150%),
10/15/31 144A  3,615,987 3,619
Man GLG EURO CLO DAC, Series 2021-3A,
Class AR 144A 144A
4.586%, (Euribor 3 Month ACT/360 plus
0.680%), 10/15/30 144A EUR ∞ 128,481 138
Man GLG EURO CLO DAC, Series 2022-6A,
Class AR 144A 144A
4.716%, (Euribor 3 Month ACT/360 plus
0.810%), 10/15/32 144A EUR ∞ 276,615 295

Multi-Sector Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Structured Products (30.6%) Shares/ Par
+
Value
$ (000’s)
Asset Backed Securities continued
Marble Point CLO X, Ltd., Series 2017-1A,
Class AR 144A 144A
6.630%, (US SOFR 3 Month plus 1.302%),
10/15/30 144A  1,907,306 1,909
MASTR Asset Backed Securities Trust, Series
2004-OPT1, Class M1
6.240%, (US SOFR 1 Month plus 0.895%),
2/25/34  620,952 632
MASTR Asset Backed Securities Trust, Series
2004-WMC2, Class M1
6.360%, (US SOFR 1 Month plus 1.015%),
4/25/34  64,328 61
MASTR Asset Backed Securities Trust, Series
2006-FRE2, Class A1
5.760%, (US SOFR 1 Month plus 0.415%),
3/25/36  7,660,429 6,916
MASTR Asset Backed Securities Trust, Series
2006-HE3, Class A2
5.660%, (US SOFR 1 Month plus 0.315%),
8/25/36  1,915,859 574
MASTR Asset Backed Securities Trust, Series
2006-HE5, Class A3
5.780%, (US SOFR 1 Month plus 0.435%),
11/25/36  1,565,463 914
MASTR Asset Backed Securities Trust, Series
2006-WMC4, Class A5
5.760%, (US SOFR 1 Month plus 0.415%),
10/25/36  1,193,389 388
Merrill Lynch Mortgage Investors Trust, Series
2007-SD1, Class A1
6.360%, (US SOFR 1 Month plus 1.015%),
2/25/47  645,138 369
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2005-HE5, Class M4
6.330%, (US SOFR 1 Month plus 0.985%),
9/25/35  6,114,536 4,873
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2005-NC1, Class A2MZ
6.040%, (US SOFR 1 Month plus 0.695%),
1/25/35  571,630 570
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2005-NC1, Class M2
6.165%, (US SOFR 1 Month plus 0.820%),
1/25/35  162,120 157
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2005-WMC5, Class M5
6.450%, (US SOFR 1 Month plus 1.105%),
6/25/35  67,415 66
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2006-HE7, Class A2C
5.780%, (US SOFR 1 Month plus 0.435%),
9/25/36  57,223 24
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2006-HE8, Class A2C
5.600%, (US SOFR 1 Month plus 0.255%),
10/25/36  51,744 23
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2007-HE5, Class A2C
5.710%, (US SOFR 1 Month plus 0.365%),
3/25/37  51,878 22
Structured Products (30.6%) Shares/ Par
+
Value
$ (000’s)
Asset Backed Securities continued
Morgan Stanley Dean Witter Capital I, Inc.,
Series 2003-NC2, Class M1
6.810%, (US SOFR 1 Month plus 1.465%),
2/25/33  10,998 11
Morgan Stanley Home Equity Loan Trust,
Series 2007-2, Class A3
5.690%, (US SOFR 1 Month plus 0.345%),
4/25/37  2,743,509 1,401
Neuberger Berman CLO, Ltd., Series 2013-
14A, Class AR2 144A 144A
6.616%, (US SOFR 3 Month plus 1.292%),
1/28/30 144A  3,465,559 3,470
NovaStar Mortgage Funding Trust, Series
2007-2, Class A2B
5.620%, (US SOFR 1 Month plus 0.275%),
(AFC), 9/25/37  62,363 62
Oak Hill Euro Credit Partners VII DAC, Series
2021-7A, Class AR 144A 144A
4.637%, (Euribor 3 Month ACT/360 plus
0.740%), 10/20/31 144A EUR ∞ 1,041,796 1,111
OneMain Direct Auto Receivables Trust,
Series 2023-1A, Class A 144A 144A
5.410%, 11/14/29 144A  2,000,000 1,998
OneMain Financial Issuance Trust, Series
2023-2A, Class A2 144A 144A
6.833%, (US 30 Day Average SOFR plus
1.500%), 9/15/36 144A  2,100,000 2,126
OZLM, Ltd., Series 2017-17A, Class A1RR 144A 144A
6.475%, (US SOFR 3 Month plus 1.150%),
7/20/30 144A  1,000,000 1,000
Pagaya AI Debt Trust, Series 2023-3, Class B 144A 144A
9.570%, 12/16/30 144A  999,801 1,025
Pagaya AI Debt Trust, Series 2024-3, Class A 144A 144A
6.258%, 10/15/31 144A  4,023,012 4,025
Popular Mortgage Pass-Through Trust, Series
2006-A, Class M1
6.045%, (US SOFR 1 Month plus 0.700%),
(AFC), 2/25/36  5,104 5
RAAC Series, Series 2007-RP4, Class A 144A 144A
6.160%, (US SOFR 1 Month plus 0.465%),
(AFC), 11/25/46 144A  144,390 137
Rad CLO 4, Ltd., Series 2019-4A, Class AR 144A 144A
6.554%, (US SOFR 3 Month plus 1.230%),
4/25/32 144A  1,200,000 1,202
Regatta XV Funding, Ltd., Series 2018-4A,
Class A1R 144A 144A
6.523%, (US SOFR 3 Month plus 1.200%),
10/25/31 144A  3,300,000 3,301
Renaissance Home Equity Loan Trust, Series
2006-4, Class AF6
5.340%, 1/25/37 ∑ 1,514,158 473
Residential Asset Securities Corp., Series
2007-KS3, Class AI4
5.800%, (US SOFR 1 Month plus 0.455%),
(AFC), 4/25/37  1,066,246 1,009
Santander Drive Auto Receivables Trust,
Series 2023-5, Class B
6.160%, 12/17/29  1,400,000 1,425
Santander Drive Auto Receivables Trust,
Series 2023-5, Class C
6.430%, 2/18/31  1,600,000 1,646

Multi-Sector Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Structured Products (30.6%) Shares/ Par
+
Value
$ (000’s)
Asset Backed Securities continued
Santander Drive Auto Receivables Trust,
Series 2023-6, Class B
5.980%, 4/16/29  812,500 821
Santander Drive Auto Receivables Trust,
Series 2023-6, Class C
6.400%, 3/17/31  812,500 834
Saranac CLO, Ltd., Series 2018-6A,
Class A1R 144A 144A
6.748%, (US SOFR 3 Month plus 1.402%),
8/13/31 144A  2,143,903 2,151
Saxon Asset Securities Trust, Series 2006-1,
Class M1
5.925%, (US SOFR 1 Month plus 0.580%),
(AFC), 3/25/36  141,699 134
SMB Private Education Loan Trust, Series
2024-C, Class A1A 144A 144A
5.500%, 6/17/52 144A  1,380,271 1,391
SMB Private Education Loan Trust, Series
2024-C, Class A1B 144A 144A
6.433%, (US 30 Day Average SOFR plus
1.100%), 6/17/52 144A  492,954 493
SMB Private Education Loan Trust, Series
2024-D, Class A1A 144A 144A
5.380%, 7/5/53 144A  2,300,000 2,292
SMB Private Education Loan Trust, Series
2024-D, Class A1B 144A 144A
6.436%, (US 30 Day Average SOFR plus
1.100%), 7/5/53 144A  2,700,000 2,683
Sound Point CLO XIV, Ltd., Series 2017-2A,
Class AR 144A 144A
6.565%, (US SOFR 3 Month plus 1.242%),
7/25/30 144A  1,691,803 1,693
Soundview Home Loan Trust, Series 2006-2,
Class M2
5.985%, (US SOFR 1 Month plus 0.640%),
3/25/36  73,858 73
Soundview Home Loan Trust, Series 2006-
OPT2, Class A4
6.020%, (US SOFR 1 Month plus 0.675%),
5/25/36  80,013 77
Soundview Home Loan Trust, Series 2006-
OPT3, Class M1
5.925%, (US SOFR 1 Month plus 0.580%),
6/25/36  6,682,079 5,563
Stream Innovations Issuer Trust, Series 2024-
1A, Class A 144A 144A
6.270%, 7/15/44 144A  500,000 500
Structured Asset Investment Loan Trust,
Series 2005-7, Class M2
6.225%, (US SOFR 1 Month plus 0.880%),
8/25/35  205,616 197
Structured Asset Investment Loan Trust,
Series 2006-BNC3, Class A3
5.610%, (US SOFR 1 Month plus 0.265%),
9/25/36  3,284 3
Structured Asset Securities Corp. Mortgage
Loan Trust, Series 2006-BC4, Class A4
5.800%, (US SOFR 1 Month plus 0.455%),
12/25/36  91,948 88
Structured Products (30.6%) Shares/ Par
+
Value
$ (000’s)
Asset Backed Securities continued
Structured Asset Securities Corp. Mortgage
Loan Trust, Series 2007-WF1, Class A6
5.880%, (US SOFR 1 Month plus 0.535%),
2/25/37  36,835 36
Toro European CLO DAC, Series 6A,
Class AR 144A 144A
4.832%, (Euribor 3 Month ACT/360 plus
0.920%), 1/12/32 144A EUR ∞ 500,000 534
Toro European CLO DAC, Series 7A ,
Class ARE 144A 144A
4.638%, (Euribor 3 Month ACT/360 plus
0.810%), 2/15/34 144A EUR ∞ 250,000 268
Trinitas CLO VI, Ltd., Series 2017-6A,
Class ARRR 144A 144A
6.663%, (US SOFR 3 Month plus 1.330%),
1/25/34 144A  1,600,000 1,603
Trinitas CLO XIV, Ltd., Series 2020-14A,
Class A1R 144A 144A
6.663%, (US SOFR 3 Month plus 1.340%),
1/25/34 144A  3,500,000 3,510
Truman Capital Mortgage Loan Trust, Series
2006-1, Class A 144A 144A
5.720%, (US SOFR 1 Month plus 0.375%),
3/25/36 144A  174,969 174
Venture CDO, Ltd., Series 2018-33A,
Class A1LR 144A 144A
6.650%, (US SOFR 3 Month plus 1.322%),
7/15/31 144A  926,876 927
Venture XXVIII CLO, Ltd., Series 2017-28A,
Class A1R 144A 144A
6.576%, (US SOFR 3 Month plus 1.252%),
7/20/30 144A  135,123 135
Vibrant CLO VII, Ltd., Series 2017-7A,
Class A1R 144A 144A
6.626%, (US SOFR 3 Month plus 1.302%),
9/15/30 144A  93,152 93
WaMu Asset-Backed Certificates, Series 2007-
HE1, Class 1A
5.760%, (US SOFR 1 Month plus 0.265%),
1/25/37  95,393 79
Wellfleet CLO, Ltd., Series 2015-1A,
Class AR4 144A 144A
6.476%, (US SOFR 3 Month plus 1.152%),
7/20/29 144A  21,631 22
World Omni Auto Receivables Trust, Series
2024-B, Class A3
5.230%, 9/17/29  800,000 802
Total 145,112
Mortgage Securities (19.0%)
BAMLL Commercial Mortgage Securities Trust,
Series 2020-BOC, Class A 144A 144A
2.627%, 1/15/32 144A  2,350,000 1,759
Banc of America Funding Trust, Series 2005-
H, Class 5A1
6.245%, (CSTR), 11/20/35  45,874 41
Banc of America Funding Trust, Series 2006-J,
Class 4A1
5.020%, (CSTR), 1/20/47  21,966 18

Multi-Sector Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Structured Products (30.6%) Shares/ Par
+
Value
$ (000’s)
Mortgage Securities continued
Banc of America Funding Trust, Series 2007-6,
Class A1
6.040%, (US SOFR 1 Month plus 0.695%),
7/25/37  34,691 32
BCAP LLC Trust, Series 2009-RR14,
Class 2A2 144A 144A
3.964%, (CSTR), 7/26/36 144A  14,685 13
BCAP LLC Trust, Series 2009-RR5, Class 3A3 144A 144A
6.250%, (CSTR), 8/26/36 144A  2,022,559 820
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2004-3, Class 4A
6.172%, (CSTR), 7/25/34  742 1
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2007-4, Class 22A1
4.398%, (CSTR), 6/25/47  48,250 42
Bear Stearns ALT-A Trust, Series 2006-6,
Class 2A1
4.266%, (CSTR), 11/25/36  112,876 51
Chase Home Lending Mortgage Trust, Series
2023-RPL3, Class A1 144A 144A
3.250%, (AFC), 9/25/63 144A  6,666,836 5,914
Chase Home Lending Mortgage Trust, Series
2024-RPL1, Class A1A 144A 144A
3.250%, (AFC), 3/25/64 144A  1,362,488 1,187
Chase Home Lending Mortgage Trust, Series
2024-RPL2, Class A1A 144A 144A
3.250%, (AFC), 8/25/64 144A  1,390,075 1,208
Chase Home Lending Mortgage Trust, Series
2024-RPL3, Class A1A 144A 144A
3.250%, (AFC), 9/25/64 144A  1,400,000 1,223
Citicorp Mortgage Securities Trust, Series
2007-8, Class 1A3
6.000%, 9/25/37  1,241 1
Citigroup Mortgage Loan Trust, Series 2007-
10, Class 22AA
4.560%, (CSTR), 9/25/37  5,886 5
Citigroup Mortgage Loan Trust, Series 2007-
10, Class 2A3A
4.771%, (CSTR), 9/25/37  9,929 9
Citigroup Mortgage Loan Trust, Series 2007-
AR4, Class 2A2A
4.564%, (CSTR), 3/25/37  241,757 201
COLT Mortgage Loan Trust, Series 2024-3,
Class A1 144A 144A
7.393%, (AFC), 6/25/69 144A ∑ 997,769 1,004
Countrywide Alternative Loan Trust, Series
2004-28CB, Class 5A1
5.750%, 1/25/35  8,050 8
Countrywide Alternative Loan Trust, Series
2005-1CB, Class 2A1
6.000%, 3/25/35  257,298 115
Countrywide Alternative Loan Trust, Series
2005-59, Class 1A1
6.117%, (US SOFR 1 Month plus 0.775%),
11/20/35  3,379 3
Countrywide Alternative Loan Trust, Series
2005-76, Class 1A1
6.633%, (Federal Reserve US 12 Month
Cumulative Avg 1 year CMT plus 1.480%),
1/25/36  9,413 9
Structured Products (30.6%) Shares/ Par
+
Value
$ (000’s)
Mortgage Securities continued
Countrywide Alternative Loan Trust, Series
2005-79CB, Class A3
5.500%, 1/25/36  99,715 56
Countrywide Alternative Loan Trust, Series
2005-J1, Class 1A8
5.500%, 2/25/35  81,810 70
Countrywide Alternative Loan Trust, Series
2005-J1, Class 3A1
6.500%, 8/25/32  697 1
Countrywide Alternative Loan Trust, Series
2005-J11, Class 1A13
5.500%, 11/25/35  144,524 80
Countrywide Alternative Loan Trust, Series
2006-45T1, Class 1A13
6.000%, 2/25/37  103,852 39
Countrywide Alternative Loan Trust, Series
2006-5T2, Class A1
5.960%, (US SOFR 1 Month plus 0.615%),
4/25/36  336,391 132
Countrywide Alternative Loan Trust, Series
2006-HY10, Class 2A1
5.383%, (CSTR), 5/25/36  5,297 5
Countrywide Alternative Loan Trust, Series
2006-OA12, Class A1B
5.643%, (US SOFR 1 Month plus 0.305%),
9/20/46  4,646 5
Countrywide Alternative Loan Trust, Series
2006-OA17, Class 1A1A
5.648%, (US SOFR 1 Month plus 0.310%),
12/20/46  18,760 16
Countrywide Alternative Loan Trust, Series
2006-OA2, Class A1
5.873%, (US SOFR 1 Month plus 0.535%),
5/20/46  251,464 210
Countrywide Alternative Loan Trust, Series
2006-OA9, Class 2A1A
5.663%, (US SOFR 1 Month plus 0.325%),
7/20/46  5,605 4
Countrywide Alternative Loan Trust, Series
2007-9T1, Class 2A2
6.000%, 5/25/37  216,911 95
Countrywide Alternative Loan Trust, Series
2007-AL1, Class A1
5.710%, (US SOFR 1 Month plus 0.365%),
6/25/37  3,152,605 2,485
Countrywide Alternative Loan Trust, Series
2007-OA3, Class 1A1
5.740%, (US SOFR 1 Month plus 0.395%),
4/25/47  22,201 19
Countrywide Home Loan Mortgage Pass-
Through Trust, Series 2005-22, Class 3A1
4.412%, (CSTR), 10/25/35  8,426 7
Countrywide Home Loan Mortgage Pass-
Through Trust, Series 2005-HYB8,
Class 1A1
5.114%, (CSTR), 12/20/35  745 1
Countrywide Home Loan Mortgage Pass-
Through Trust, Series 2006-16, Class 2A1
6.500%, 11/25/36  13,118 4

Multi-Sector Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Structured Products (30.6%) Shares/ Par
+
Value
$ (000’s)
Mortgage Securities continued
Countrywide Home Loan Mortgage Pass-
Through Trust, Series 2006-9, Class A1
6.000%, 5/25/36  94,890 42
Countrywide Home Loan Mortgage Pass-
Through Trust, Series 2006-OA4, Class A1
6.113%, (Federal Reserve US 12 Month
Cumulative Avg 1 year CMT plus 0.960%),
4/25/46  33,967 10
Countrywide Home Loan Mortgage Pass-
Through Trust, Series 2006-OA4, Class A2
6.000%, (US SOFR 1 Month plus 0.655%),
4/25/46  900,138 256
Countrywide Home Loan Mortgage Pass-
Through Trust, Series 2007-HYB1,
Class 3A1
4.483%, (CSTR), 3/25/37  4,661 4
Credit Suisse First Boston Mortgage Securities
Corp., Series 2003-8, Class 5A1
6.500%, 4/25/33  217 –π
Credit Suisse Mortgage Trust, Series 2014-6R,
Class 3A2 144A 144A
4.916%, (CSTR), 9/27/35 144A  140,725 118
Cross Mortgage Trust, Series 2024-H4,
Class A1 144A 144A
7.147%, (AFC), 7/25/69 144A ∑ 1,000,000 1,000
Deutsche ALT-A Securities, Inc. Mortgage
Loan Trust, Series 2005-6, Class 2A3
5.500%, 12/25/35  262,873 214
EMF-NL BV, Series 2008-APRX, Class A2
4.688%, (Euribor 3 Month ACT/360 plus
0.800%), 4/17/41 EUR §,∞ 42,865 45
Federal Home Loan Mortgage Corp.
4.500%, 5/1/54  5,477,552 5,164
5.000%, 11/1/52  19,868,976 19,235
5.500%, 12/1/52  19,173,369 18,954
Federal Home Loan Mortgage Corp., Series
5426, Class CF
6.224%, (US 30 Day Average SOFR plus
0.900%), 12/15/50  2,451,927 2,425
Federal National Mortgage Association, Series
2003-W6, Class F
5.800%, (US 30 Day Average SOFR plus
0.465%), 9/25/42  11,914 12
First Horizon Mortgage Pass-Through Trust,
Series 2007-2, Class 1A5
5.750%, 5/25/37  150,793 53
Fontainebleau Miami Beach Trust, Series
2019-FBLU, Class A 144A 144A
3.144%, 12/10/36 144A  1,000,000 986
GCAT Trust, Series 2024-NQM2, Class A1 144A 144A
7.359%, (AFC), 6/25/59 144A ∑ 968,929 970
GSR Mortgage Loan Trust, Series 2005-AR6,
Class 1A1
6.455%, (CSTR), 9/25/35  582 1
GSR Mortgage Loan Trust, Series 2006-2F,
Class 3A6
6.000%, 2/25/36  69,567 30
GSR Mortgage Loan Trust, Series 2006-AR1,
Class 2A1
4.619%, (CSTR), 1/25/36  758 1
Structured Products (30.6%) Shares/ Par
+
Value
$ (000’s)
Mortgage Securities continued
GSR Mortgage Loan Trust, Series 2007-AR1,
Class 2A1
4.307%, (CSTR), 3/25/47  6,218 4
HarborView Mortgage Loan Trust, Series
2005-10, Class 2A1A
6.073%, (US SOFR 1 Month plus 0.735%),
(AFC), 11/19/35  3,173 2
HarborView Mortgage Loan Trust, Series
2005-3, Class 2A1A
5.933%, (US SOFR 1 Month plus 0.595%),
(AFC), 6/19/35  7,668 7
HomeBanc Mortgage Trust, Series 2005-1,
Class A1
5.960%, (US SOFR 1 Month plus 0.615%),
3/25/35  2,539 2
HSI Asset Securitization Corp. Trust, Series
2006-NC1, Class 2A
5.900%, (US SOFR 1 Month plus 0.555%),
11/25/35  734,204 661
IndyMac INDX Mortgage Loan Trust, Series
2004-AR6, Class 5A1
5.149%, (CSTR), 10/25/34  13,132 12
IndyMac INDX Mortgage Loan Trust, Series
2005-AR12, Class 2A1A
5.940%, (US SOFR 1 Month plus 0.595%),
(AFC), 7/25/35  957 1
IndyMac INDX Mortgage Loan Trust, Series
2005-AR14, Class 2A1A
6.060%, (US SOFR 1 Month plus 0.715%),
7/25/35  7,256 6
JP Morgan Mortgage Trust, Series 2005-ALT1,
Class 2A1
5.240%, (CSTR), 10/25/35  5,274 4
JP Morgan Mortgage Trust, Series 2007-A1,
Class 6A1
5.338%, (CSTR), 7/25/35  2,866 3
JP Morgan Mortgage Trust, Series 2007-A4,
Class 3A1
5.483%, (CSTR), 6/25/37  26,934 20
JP Morgan Mortgage Trust, Series 2024-5,
Class A11 144A 144A
6.583%, (US 30 Day Average SOFR plus
1.250%), (AFC), 11/25/54 144A  1,500,000 1,500
LoanCore, Series 2022-CRE7, Class A 144A 144A
6.883%, (US 30 Day Average SOFR plus
1.550%), 1/17/37 144A  3,986,890 3,977
Luminent Mortgage Trust, Series 2006-6,
Class A1
5.860%, (US SOFR 1 Month plus 0.515%),
10/25/46  627,679 542
Merrill Lynch Mortgage Investors Trust, Series
2006-1, Class 1A
4.664%, (CSTR), 2/25/36  412 –π
Merrill Lynch Mortgage Investors Trust, Series
2006-A3, Class 6A1
5.016%, (CSTR), 5/25/36  5,511 5
MF1, Series 2022-FL8, Class A 144A 144A
6.689%, (US SOFR 1 Month plus 1.350%),
2/19/37 144A  968,663 961

Multi-Sector Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Structured Products (30.6%) Shares/ Par
+
Value
$ (000’s)
Mortgage Securities continued
Mill City Mortgage Loan Trust, Series 2018-1,
Class A1 144A 144A
3.250%, (AFC), 5/25/62 144A  448,085 438
New Residential Mortgage Loan Trust, Series
2021-NQM1R, Class A3 144A 144A
1.198%, (AFC), 7/25/55 144A  639,688 565
New Residential Mortgage Loan Trust, Series
2023-NQM1, Class A1A 144A 144A
7.864%, (AFC), 10/25/63 144A ∑ 3,502,941 3,543
OBX Trust, Series 2023-NQM8, Class A1 144A 144A
7.045%, (AFC), 9/25/63 144A ∑ 2,398,649 2,439
OBX Trust, Series 2024-HYB2, Class A1 144A 144A
3.601%, (CSTR), 4/25/53 144A  3,017,073 2,894
OBX Trust, Series 2024-NQM8, Class A1 144A 144A
7.233%, (AFC), 5/25/64 144A ∑ 991,881 996
Onslow Bay Financial LLC, Series 2023-
NQM9, Class A1 144A 144A
7.159%, (AFC), 10/25/63 144A ∑ 4,462,703 4,548
OPEN Trust, Series 2023-AIR, Class A 144A 144A
8.418%, (US SOFR 1 Month plus 3.089%),
10/15/28 144A  3,250,303 3,287
PRPM Trust, Series 2023-NQM2, Class A1 144A 144A
6.250%, (AFC), 8/25/68 144A ∑ 2,785,845 2,774
PRPM Trust, Series 2024-NQM1, Class A1 144A 144A
6.265%, (AFC), 12/25/68 144A ∑ 965,565 966
PRPM Trust, Series 2024-NQM2, Class A1 144A 144A
7.292%, (AFC), 6/25/69 144A ∑ 1,000,000 1,001
RCKT Mortgage Trust, Series 2024-CES4,
Class A1A 144A 144A
7.147%, (AFC), 6/25/44 144A ∑ 2,284,397 2,299
Residential Accredit Loans, Inc., Series 2006-
QA7, Class 1A1
5.840%, (US SOFR 1 Month plus 0.495%),
8/25/36  3,409 3
Residential Accredit Loans, Inc., Series 2006-
QA8, Class A1
5.840%, (US SOFR 1 Month plus 0.495%),
9/25/36  10,652 10
Residential Accredit Loans, Inc., Series 2007-
QA1, Class A1
5.740%, (US SOFR 1 Month plus 0.395%),
1/25/37  879 1
Residential Asset Securitization Trust, Series
2007-A2, Class 2A2
6.500%, 4/25/37  3,309,576 850
Securitized Asset Backed Receivables LLC
Trust, Series 2005-FR4, Class M2
6.420%, (US SOFR 1 Month plus 1.075%),
1/25/36  27,856 25
Specialty Underwriting & Residential Finance
Trust, Series 2005-BC2, Class M3
6.435%, (US SOFR 1 Month plus 1.090%),
12/25/35  60,582 59
Structured Adjustable Rate Mortgage Loan
Trust, Series 2005-19XS, Class 1A1
5.780%, (US SOFR 1 Month plus 0.435%),
10/25/35  29,412 27
Structured Products (30.6%) Shares/ Par
+
Value
$ (000’s)
Mortgage Securities continued
Structured Asset Mortgage Investments II
Trust, Series 2005-AR8, Class A2
6.538%, (Federal Reserve US 12 Month
Cumulative Avg 1 year CMT plus 1.480%),
2/25/36  197,050 162
Structured Asset Mortgage Investments II
Trust, Series 2006-AR6, Class 1A1
5.820%, (US SOFR 1 Month plus 0.475%),
(AFC), 7/25/46  122,973 100
Suntrust Alternative Loan Trust, Series 2005-
1F, Class 1A1
5.750%, (US SOFR 1 Month plus 0.765%),
12/25/35  4,282 4
Towd Point Mortgage Trust, Series 2017-2,
Class M1 144A 144A
3.750%, (AFC), 4/25/57 144A  2,500,000 2,401
Uniform Mortgage Backed Security TBA
4.500%, 7/15/54  6,600,000 6,222
5.000%, 8/15/54  15,000,000 14,495
5.500%, 8/15/54  26,700,000 26,330
6.000%, 8/15/54  31,200,000 31,274
6.500%, 8/15/54  49,400,000 50,249
Verus Securitization Trust, Series 2023-4,
Class A1 144A 144A
6.811%, (AFC), 5/25/68 144A ∑ 897,259 892
Verus Securitization Trust, Series 2023-7,
Class A1 144A 144A
7.070%, (AFC), 10/25/68 144A ∑ 2,645,866 2,689
Verus Securitization Trust, Series 2024-INV1,
Class A1 144A 144A
6.116%, (AFC), 3/25/69 144A ∑ 3,207,554 3,207
WaMu Mortgage Pass-Through Certificates,
Series 2002-AR19, Class A6
5.542%, (CSTR, AFC), 2/25/33  448 –π
WaMu Mortgage Pass-Through Certificates,
Series 2006-AR12, Class 3A3
3.905%, (CSTR), 10/25/36  11,885 10
WaMu Mortgage Pass-Through Certificates,
Series 2006-AR2, Class 1A1
4.580%, (CSTR), 3/25/36  87,401 79
WaMu Mortgage Pass-Through Certificates,
Series 2006-AR8, Class 2A1
4.483%, (CSTR), 8/25/36  5,349 5
WaMu Mortgage Pass-Through Certificates,
Series 2007-HY1, Class 3A1
4.171%, (CSTR), 2/25/37  2,195 2
WaMu Mortgage Pass-Through Certificates,
Series 2007-OA3, Class 4A2
5.853%, (Federal Reserve US 12 Month
Cumulative Avg 1 year CMT plus 0.700%),
4/25/47  209,147 159
Wells Fargo Alternative Loan Trust, Series
2007-PA4, Class 2A1
6.863%, (CSTR), 7/25/37  20,349 18
Wells Fargo Mortgage Backed Securities
Trust, Series 2006-AR5, Class 2A1
6.578%, (CSTR), 4/25/36  18,818 17

Multi-Sector Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Structured Products (30.6%) Shares/ Par
+
Value
$ (000’s)
Mortgage Securities continued
Wells Fargo Mortgage Backed Securities
Trust, Series 2007-AR8, Class A1
5.930%, (CSTR), 11/25/37  15,618 13
Total 239,173
Total Structured Products (Cost: $389,453) 384,285
144A 144A 144A
Bank Loan Obligations ( 2.9% )
Bank Loan Obligations (2.9%)
Adient US LLC, 8.094%, (US SOFR 1 Month
plus 2.750%), 1/31/31 16,708 17
Air Canada, 7.847%, (US SOFR 1 Month plus
2.500%), 3/21/31 1,296,750 1,297
Albion Financing 3 SARL, 9.147%, (Euribor
3 Month ACT/360 plus 5.250%), 8/17/26
EUR∞ 1,400,000 1,500
AmSurg Corp. First Out, 11.186%, (US SOFR
3 Month plus 5.750%), 7/20/26Æ 281,436 281
AmSurg Corp. Last Out, 14.311%, (US SOFR
3 Month plus 8.875%), 11/3/28Æ,Þ 1,023,159 1,023
Avolon TLB Borrower 1 LLC, 7.339%, (US
SOFR 1 Month plus 2.000%), 6/22/28 1,161,165 1,162
Broadcom, Inc. Term A2, 6.467%, (US SOFR
1 Month plus 1.125%), 8/15/25 1,150,000 1,141
Broadcom, Inc. Term A3, 6.592%, (US SOFR
1 Month plus 1.250%), 8/14/26 1,150,000 1,141
Charter Communications Operating LLC,
7.052%, (US SOFR 3 Month plus 1.750%),
2/1/27 3,294,697 3,290
Connect Finco SARL, 8.844%, (US SOFR 1
Month plus 3.500%), 12/11/26 340,250 336
Cotiviti, Inc., 8.579%, (US SOFR 1 Month plus
3.250%), 5/1/31 2,892,750 2,875
Directv Financing LLC, 10.708%, (US SOFR 1
Month plus 5.250%), 8/2/29 1,050,500 1,045
First Student Bidco, Inc., 8.345%, (US SOFR
1 Month plus 3.000%), 7/21/28 1,000,000 1,000
Fortress Intermediate 3, Inc., 9.063%, (US
SOFR 1 Month plus 3.750%), 5/9/31 1,400,000 1,400
Global Medical Response, Inc., 10.848%, (US
SOFR 3 Month plus 5.500%), 10/31/28 300,334 290
INEOS US Petrochem LLC, 9.679%, (US
SOFR 1 Month plus 4.250%), 4/2/29 5,302 5
LifePoint Health, Inc., 9.329%, (US SOFR 1
Month plus 4.000%), 5/17/31 1,500,000 1,502
Lumen Technologies, Inc., 7.808%, (US
SOFR 3 Month plus 2.350%), 4/15/29 8,333 6
Modena Buyer LLC, 9.324%, (US SOFR 1
Month plus 4.500%), 4/18/31 1,800,000 1,755
Newfold Digital Holdings Group, Inc., 8.944%,
(US SOFR 3 Month plus 3.500%), 2/10/28 997,429 922
Republic of Turkey, 10.040%, (Euribor 6
Month ACT/360 plus 6.210%), 4/27/31
EUR∞,Æ 1,200,000 1,455
Restaurant Brands International, 7.094%, (US
SOFR 1 Month plus 1.750%), 9/20/30 2,400,000 2,391
Setanta Aircraft Leasing DAC, 7.346%, (US
SOFR 3 Month plus 1.750%), 11/5/28 2,000,000 2,010
SOCAR Turkey Energy, Inc., 7.348%, (Euribor
6 Month ACT/360 plus 3.450%), 8/11/26
EUR∞ 5,800,000 6,165
Bank Loan Obligations (2.9%) Shares/ Par
+
Value
$ (000’s)
Bank Loan Obligations continued
Standard Industries, Inc., 7.344%, (US SOFR
1 Month plus 2.000%), 9/22/28 1,168,975 1,171
Station Casinos LLC, 7.594%, (US SOFR 1
Month plus 2.250%), 3/14/31 1,197,000 1,196
Wand NewCo 3, Inc., 9.094%, (US SOFR 1
Month plus 3.750%), 1/30/31 700,000 704
Total Bank Loan Obligations (Cost: $37,719) 37,080
Short-Term Investments ( 15.9% )
Repurchase Agreements (15.9%)
BNP Paribas SA repurchase (Purchased on
6/27/24, to be repurchased at $72,032,340,
collateralized by US Treasury Note,
2.875%, due 5/15/32, par and fair value of
$80,818,900 and $72,692,812, respectively)
5.390%, 7/1/24 72,000,000 72,000
Canadian Imperial Bank of Commerce
repurchase (Purchased on 6/27/24, to
be repurchased at CAD 40,051,726,
collateralized by Province of Quebec
Government Bond, 4.25%, due 12/1/43, par
and fair value of CAD 41,480,000 and CAD
40,539,648, respectively)
4.720%, 7/8/24 CAD∞ 40,000,000 29,239
Canadian Imperial Bank of Commerce
repurchase (Purchased on 6/28/24, to
be repurchased at CAD 30,027,214,
collateralized by Province of Ontario
Government Bond, 2.15%, due 6/2/31, par
and fair value of CAD 34,315,000 and CAD
30,599,029, respectively)
4.730%, 7/9/24 CAD∞ 30,000,000 21,929
Citigroup Global Markets, Inc. repurchase
(Purchased on 6/28/24, to be repurchased
at $6,102,730, collateralized by US Treasury
Note, 0.75%, due 4/30/26, par and fair value
of $6,685,000 and $6,214,830, respectively)
5.370%, 7/1/24 6,100,000 6,100
Citigroup Global Markets, Inc. repurchase
(Purchased on 6/28/24, to be repurchased at
$71,100,626, collateralized by US Treasury
Note, 0.75%, due 4/30/26, par and fair
value of $77,895,000 and $72,416,486,
respectively)
5.380%, 7/2/24 71,100,000 71,100
JP Morgan Securities LLC repurchase
(Purchased on 6/28/24, to be repurchased
at $100,015, collateralized by US Treasury
Inflation Protection Bond, 0.125%, due
4/15/25, par and fair value of $105,595 and
$102,720, respectively)
5.440%, 7/2/24 100,000 100
Total 200,468
Total Short-Term Investments (Cost: $200,438) 200,468
Total Investments (117.1%) (Cost: $1,571,774)
@
1,473,269
Other Assets, Less Liabilities (-17.1%) (215,288)
Net Assets (100.0%) 1,257,981

Multi-Sector Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Reverse Repurchase Agreements
Reference Entity Counterparty
Interest
Rate
Borrowing
Date
Maturity
Date Currency
Amount
Borrowed
(000's)
Payable for
Reverse
Repurchase
Agreements
(000s)
Intesa Sanpaolo SpA Morgan Stanley & Co.
International PLC
2.250% 6/11/24 Open EUR (387) $ (415)
Nexi SpA Morgan Stanley & Co.
International PLC
0.250% 6/13/24 Open EUR (546) (586)
Nexi SpA Barclays Bank PLC 0.500% 6/13/24 Open EUR (1,274) (1,365)
Nexi SpA JP Morgan Securities PLC 0.500% 6/13/24 Open EUR (546) (585)
Serbia International Bond Barclays Bank PLC 5.000% 2/14/24 Open USD (830) (830)
Ubisoft Entertainment Barclays Bank PLC 3.000% 6/11/24 Open EUR (347) (372)
$ (4,153)
Exchange Traded or Centrally Cleared Derivatives
Futures
Issuer
Long/
Short Currency
Notional Par
(000's)
Number
of
Contracts
Expiration
Date
Notional Value
(000's)
Unrealized
Appreciation/
(Depreciation)
(000's)
Variation Margin
(000's)
Euro-Bobl Future Long EUR 29,800 298 9/24 $ 37,161 $ 368 $ (48)
Euro-BTP Future Long EUR 3,400 34 9/24 4,198 (49) (12)
Euro-Bund Future Short EUR 3,800 38 9/24 5,356 46 17
Euro-Schatz Future Long EUR 26,400 264 9/24 29,885 (21) (10)
Five-Year US Treasury Note Future Long USD 48,300 483 9/24 51,477 118 (53)
Long Gilt Future Short GBP 5,500 55 9/24 6,784 (22) 30
Ten-Year US Treasury Note Future Long USD 6,400 64 9/24 7,039 62 (17)
Two-Year US Treasury Note Future Long USD 25,200 126 9/24 25,732 80 (3)
US Treasury Long Bond Future Short USD 600 6 9/24 710 1 6
$ 583 $ (90)
Centrally Cleared Interest Rate Swaps - Receive Floating Rate
Floating Rate Index
Fixed
Rate
Expiration
Date
Notional
Amount
(000's) Currency
Upfront
Premium Paid/
(Received)
(000's)
Unrealized
Appreciation/
(Depreciation)(000's)
Market Value
(000's)
Variation
Margin(000's)
1-Day JPY -
MUTKCALM
Compounded-OIS
0.400% 6/32 1,460,000 JPY $ 111 $ 247 $ 358 $ 9
1-Day JPY -
MUTKCALM
Compounded-OIS
0.850% 9/33 370,000 JPY 10 20 30 3
1-Day USD-SOFR
Compounded-OIS
3.750% 6/34 28,100 USD 265 209 474 166
1-Day USD-SOFR
Compounded-OIS
4.060% 7/34 700 USD – (6) (6) (6)
1-Day USD-SOFR
Compounded-OIS
3.994% 7/34 1,200 USD – (4) (4) (4)
6-Month Euribor 2.500% 9/54 8,400 EUR (396) 445 49 65
$ (10) $ 911 $ 901 $ 233

Multi-Sector Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Centrally Cleared Interest Rate Swaps - Pay Floating Rate
Floating Rate Index
Fixed
Rate
Expiration
Date
Notional
Amount
(000's) Currency
Upfront
Premium Paid/
(Received)
(000's)
Unrealized
Appreciation/
(Depreciation)(000's)
Market Value
(000's)
Variation
Margin(000's)
1-Day GBP-SONIO
Compounded-OIS
4.000% 9/29 16,900 GBP $ 251 $ (162) $ 89 $ (16)
1-Day GBP-SONIO
Compounded-OIS
3.750% 9/34 3,000 GBP 31 (60) (29) (15)
1-Day GBP-SONIO
Compounded-OIS
3.750% 9/54 1,200 GBP 25 (70) (45) (16)
1-Year BRL-CDI 10.284% 1/27 61,700 BRL – (320) (320) (37)
6-Month
AUD-BBR-BBSW
4.750% 12/33 23,300 AUD (188) 227 39 (18)
6-Month Euribor 3.000% 9/26 16,200 EUR 87 (114) (27) (7)
6-Month Euribor 2.750% 9/29 2,300 EUR 33 (41) (8) (4)
6-Month Euribor 2.750% 9/34 18,900 EUR 388 (497) (109) (66)
Canadian Overnight
Repo Rate
Average
3.750% 12/25 35,200 CAD (190) 43 (147) 4
Canadian Overnight
Repo Rate
Average
2.500% 6/29 8,000 CAD (260) 14 (246) (4)
$ 177 $ (980) $ (803) $ (179)
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection
Reference Entity
Receive
Fixed
Rate
Expiration
Date
Implied
Credit
Spread
Notional
Amount
(000's) Currency
Upfront
Premium Paid/
(Received)
(000's)
Unrealized
Appreciation/
(Depreciation)
(000's)
Market
Value(000's)
Variation
Margin(000's)
Markit CDX Emerging
Markets Index,
Series 34
1.000% 12/25 1.668% 5,336 USD $ (71) $ 21 $ (50) $ –π
Markit CDX Emerging
Markets Index,
Series 36
1.000% 12/26 1.205% 33,028 USD (936) 779 (157) 6
Markit CDX Emerging
Markets Index,
Series 37
1.000% 6/27 1.356% 490 USD (25) 20 (5) –π
Markit CDX Emerging
Markets Index,
Series 38
1.000% 12/27 1.458% 4,200 USD (235) 175 (60) 1
Markit CDX Emerging
Markets Index,
Series 39
1.000% 6/28 1.502% 2,100 USD (108) 71 (37) –π
Markit CDX Emerging
Markets Index,
Series 40
1.000% 12/28 1.631% 13,300 USD (546) 217 (329) 2
Markit CDX Emerging
Markets Index,
Series 41
1.000% 6/29 1.747% 8,200 USD (288) 26 (262) 2
Markit CDX North America
High Yield Index,
Series 38
5.000% 6/27 2.637% 582 USD (10) 47 37 (1)
Markit CDX North America
High Yield Index,
Series 40
5.000% 6/28 3.143% 594 USD 1 36 37 –π
Markit CDX North America
High Yield Index,
Series 41
5.000% 12/28 3.289% 28,512 USD 520 1,291 1,811 (10)
Markit CDX North America
High Yield Index,
Series 42
5.000% 6/29 3.448% 69,300 USD 4,491 (165) 4,326 (31)

Multi-Sector Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection (continued)
Reference Entity
Receive
Fixed
Rate
Expiration
Date
Implied
Credit
Spread
Notional
Amount
(000’s) Currency
Upfront
Premium Paid/
(Received)
(000’s)
Unrealized
Appreciation/
(Depreciation)
(000’s)
Market
Value(000’s)
Variation
Margin(000’s)
Markit CDX North America
Investment Grade
Index, Series 42
1.000% 6/29 0.538% 64,500 USD $ 1,352 $ (32) $ 1,320 $ (2)
$ 4,145 $ 2,486 $ 6,631 $ (33)
Centrally Cleared Credit Default Swaps on Corporate or Sovereign Issues - Sell Protection
Reference Entity
Receive
Fixed
Rate
Expiration
Date
Implied
Credit
Spread
Notional
Amount
(000's) Currency
Upfront
Premium Paid/
(Received)
(000's)
Unrealized
Appreciation/
(Depreciation)
(000's)
Market
Value(000's)
Variation
Margin(000's)
AT&T, Inc. 1.000% 6/25 0.314% 100 USD $ (1) $ 2 $ 1 $ –π
AT&T, Inc. 1.000% 6/26 0.399% 100 USD 1 – 1 –π
Carnival Corp. 1.000% 12/28 1.915% 600 USD (119) 97 (22) 1
Ford Motor Co. 5.000% 6/25 0.296% 200 USD 3 6 9 –π
Ford Motor Co. 5.000% 12/25 0.501% 400 USD 6 20 26 –π
Ford Motor Co. 5.000% 6/26 0.602% 1,000 USD 21 62 83 –π
Ford Motor Co. 5.000% 6/27 0.875% 300 USD 17 17 34 –π
Ford Motor Co. 5.000% 6/27 0.915% 900 USD 38 64 102 –π
General Electric Co. 1.000% 12/26 0.149% 400 USD 2 6 8 –π
General Electric Co. 1.000% 6/26 0.107% 3,800 USD 17 47 64 –π
Glencore Finance Europe,
Ltd.
5.000% 6/31 1.655% 1,000 EUR 227 (12) 215 –π
Marks & Spencer PLC 1.000% 12/24 0.209% 2,900 EUR (13) 25 12 –π
Marks & Spencer PLC 1.000% 6/27 0.540% 100 EUR (5) 6 1 –π
Marks & Spencer PLC 1.000% 12/28 0.838% 500 EUR (25) 29 4 –π
Volkswagen International
Finance NV
1.000% 12/26 0.453% 3,100 EUR 33 10 43 –π
$ 202 $ 379 $ 581 $ 1
Written Options
Description Currency
Notional Par
(000's) Exercise Price
Expiration
Date
Number of
Contracts Value (000's)
Call - Ten-Year US Treasury Note Future USD 2 $ 112.000 7/24 2 $ —π
Put - Ten-Year US Treasury Note Future USD 2 109.000 7/24 2 (1)
(Premiums Received $1)
$ (1)
Financial Derivative Assets Financial Derivative Liabilities
Variation Margin (000's) Variation Margin (000's)
Market Value
(000's)
Swaps Futures Total Swaps Futures Total Options
Total Exchange-Traded or
Centrally Cleared Derivatives
$ 259 $ 53 $ 312 $ (237) $ (143) $ (380) $ (1)
Over the Counter Derivatives
Forward Foreign Currency Contracts
Type       Counterparty Currency
Foreign Principal
Amount
Covered by
Contract (000s)
USD Principal
Amount
Covered by
Contract (000's)
Settlement
Date
Unrealized
Appreciation
(000's)
Unrealized
(Depreciation)
(000's)
Net
Unrealized
Appreciation/
(Depreciation)
(000's)
Buy       BNP Paribas SA AUD 9,368 6,249 7/2/24 $ 7 $ — $ 7
Sell       Barclays Bank PLC AUD 9,368 6,250 7/2/24 — (50) (50)
Sell       BNP Paribas SA AUD 9,368 6,255 8/2/24 — (7) (7)
Buy       HSBC Bank PLC CAD 13,079 9,560 7/2/24 8 — 8
Buy       Barclays Bank PLC CAD 1,560 1,141 8/2/24 1 — 1
Sell       HSBC Bank PLC CAD 13,071 9,554 7/2/24 45 — 45

Multi-Sector Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Forward Foreign Currency Contracts
(continued)
Type       Counterparty Currency
Foreign Principal
Amount
Covered by
Contract (000s)
USD Principal
Amount
Covered by
Contract (000’s)
Settlement
Date
Unrealized
Appreciation
(000’s)
Unrealized
(Depreciation)
(000’s)
Net
Unrealized
Appreciation/
(Depreciation)
(000’s)
Sell       HSBC Bank PLC CAD 40,052 29,281 7/8/24 $ — $ (33) $ (33)
Sell       BNP Paribas SA CAD 30,027 21,953 7/9/24 5 — 5
Sell       HSBC Bank PLC CAD 13,070 9,561 8/2/24 — (8) (8)
Buy       JP Morgan Chase Bank NA CHF 6,819 7,589 7/2/24 — (9) (9)
Sell       Bank of America NA CHF 26 29 7/2/24 — —π —π
Sell       HSBC Bank PLC CHF 529 589 7/2/24 — (4) (4)
Sell       UBS AG CHF 6,267 6,975 7/2/24 — (43) (43)
Sell       JP Morgan Chase Bank NA CHF 6,794 7,590 8/2/24 9 — 9
Sell       JP Morgan Chase Bank NA CNH 579 80 10/25/24 1 — 1
Sell       Royal Bank of Canada CNH 80,685 11,146 10/25/24 154 — 154
Buy       HSBC Bank PLC EUR 149,074 159,651 7/2/24 246 — 246
Buy       JP Morgan Chase Bank NA EUR 10,126 10,844 7/2/24 8 (12) (4)
Buy       BNP Paribas SA EUR 9,473 10,160 8/2/24 13 — 13
Sell       Bank of America NA EUR 127,677 136,735 7/2/24 1,883 — 1,883
Sell       Barclays Bank PLC EUR 3,575 3,829 7/2/24 8 — 8
Sell       BNP Paribas SA EUR 10,823 11,591 7/2/24 2 (13) (11)
Sell       HSBC Bank PLC EUR 1,908 2,043 7/2/24 33 — 33
Sell       JP Morgan Chase Bank NA EUR 15,217 16,296 7/2/24 128 — 128
Sell       HSBC Bank PLC EUR 150,605 161,526 8/2/24 — (246) (246)
Buy       Barclays Bank PLC GBP 2,317 2,929 7/2/24 — (14) (14)
Buy       JP Morgan Chase Bank NA GBP 1,041 1,316 7/2/24 — (8) (8)
Buy       Royal Bank of Canada GBP 16,654 21,052 7/2/24 — (67) (67)
Sell       BNP Paribas SA GBP 19,931 25,194 7/2/24 265 — 265
Sell       Royal Bank of Canada GBP 81 102 7/2/24 1 — 1
Sell       Royal Bank of Canada GBP 16,654 21,056 8/2/24 66 — 66
Buy       JP Morgan Chase Bank NA IDR 8,192,500 500 7/22/24 —π — —π
Sell       Barclays Bank PLC IDR 164,096 10 7/29/24 — —π —π
Buy       HSBC Bank PLC ILS 562 149 7/18/24 — (3) (3)
Buy       UBS AG ILS 1,296 343 7/18/24 — (6) (6)
Sell       UBS AG ILS 2,394 634 7/19/24 12 — 12
Buy       BNP Paribas SA INR 948,890 11,350 9/24/24 13 — 13
Sell       BNP Paribas SA INR 1,081 13 9/24/24 —π — —π
Sell       Goldman Sachs Bank USA JPY 27,600 172 7/2/24 5 — 5
Sell       HSBC Bank PLC JPY 40,800 253 7/2/24 7 — 7
Buy       Goldman Sachs Bank USA KRW 68,698 50 7/8/24 — —π —π
Sell       BNP Paribas SA KRW 61,215 44 7/15/24 — —π —π
Sell       Goldman Sachs Bank USA KRW 3,849 3 7/15/24 — —π —π
Sell       JP Morgan Chase Bank NA KRW 3,838 3 7/15/24 — —π —π
Sell       JP Morgan Chase Bank NA KRW 15,174,769 11,036 7/22/24 — (16) (16)
Buy       JP Morgan Chase Bank NA MXN 32,178 1,738 9/18/24 — (40) (40)
Sell       Barclays Bank PLC MXN 10,278 561 7/15/24 — (5) (5)
Sell       Goldman Sachs Bank USA MXN 10,036 547 7/15/24 — (7) (7)
Sell       Barclays Bank PLC MXN 13,832 747 9/18/24 — (17) (17)
Sell       Goldman Sachs Bank USA MXN 7,052 381 9/18/24 —π (3) (3)
Buy       Bank of America NA NZD 2,361 1,439 7/2/24 — (10) (10)
Buy       JP Morgan Chase Bank NA NZD 2,201 1,341 7/2/24 — (12) (12)
Buy       JP Morgan Chase Bank NA NZD 4,562 2,779 8/2/24 — (1) (1)
Sell       JP Morgan Chase Bank NA PEN 17,468 4,545 7/22/24 120 — 120
Buy       Barclays Bank PLC PLN 28,022 6,959 7/22/24 — (147) (147)
Buy       BNP Paribas SA PLN 269 67 7/22/24 — (2) (2)
Buy       HSBC Bank PLC PLN 1,182 294 7/22/24 — (5) (5)
Buy       Bank of America NA SGD 1,401 1,033 7/2/24 —π (5) (5)
Buy       BNP Paribas SA SGD 4,612 3,401 7/2/24 1 — 1
Sell       Barclays Bank PLC SGD 1,352 997 7/2/24 6 — 6
Sell       JP Morgan Chase Bank NA SGD 4,661 3,437 7/2/24 25 —π 25
Sell       Bank of America NA SGD 54 40 8/2/24 — —π —π
Sell       BNP Paribas SA SGD 4,605 3,401 8/2/24 — (1) (1)

Multi-Sector Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Forward Foreign Currency Contracts
(continued)
Type       Counterparty Currency
Foreign Principal
Amount
Covered by
Contract (000s)
USD Principal
Amount
Covered by
Contract (000’s)
Settlement
Date
Unrealized
Appreciation
(000’s)
Unrealized
(Depreciation)
(000’s)
Net
Unrealized
Appreciation/
(Depreciation)
(000’s)
Buy       Barclays Bank PLC TRY 68,409 2,043 7/25/24 $ 37 $ — $ 37
Buy       Barclays Bank PLC TRY 41,695 1,229 8/6/24 14 — 14
Buy       JP Morgan Chase Bank NA TRY 27,222 801 8/8/24 42 — 42
Buy       Barclays Bank PLC TRY 40,076 1,152 8/29/24 9 — 9
Sell       JP Morgan Chase Bank NA TWD 359,949 11,183 9/13/24 — (17) (17)
Buy       Bank of America NA ZAR 140,432 7,709 7/19/24 26 — 26
$ 3,200 $ (811) $ 2,389
Credit Default Swaps on Corporate or Sovereign Issues - Sell Protection
Reference Entity Counterparty
Receive
Fixed
Rate
Expiration
Date
Implied
Credit
Spread Currency
Notional
Amount
(000's)
Upfront
Premium
Paid/
(Received)
(000's)
Unrealized
Appreciation/
(Depreciation)
(000's)
Market
Value
(000's)
Republic of Indonesia Barclays Bank PLC 1.000% 6/31 1.027% USD 5,700 $ (168) $ 159 $ (9)
Republic of Poland JP Morgan Chase
Bank NA
1.000% 6/29 0.679% USD 2,000 25 4 29
Republic of Turkey Morgan Stanley
Capital
Services LLC
1.000% 12/28 2.583% USD 3,000 (206) 22 (184)
United Mexican States Morgan Stanley
Capital
Services LLC
1.000% 12/26 0.613% USD 300 –π 3 3
United Mexican States Morgan Stanley
Capital
Services LLC
1.000% 6/27 0.685% USD 100 –π 1 1
United Mexican States Morgan Stanley
Capital
Services LLC
1.000% 6/28 0.890% USD 100 (1) 1 –π
United Mexican States Morgan Stanley
Capital
Services LLC
1.000% 12/28 1.011% USD 300 (3) 3 –π
$ (353) $ 193 $ (160)
Written Options
Description Counterparty Currency
Notional Par
(000's)
Exercise
Price
Expiration
Date
Number of
Contracts Value (000's)
Call - Five-Year Interest Rate
Swaption
Goldman Sachs Bank USA USD 1,400 $ 3.689 7/24 1,400,000 $ (1)
Call - Ten-Year Interest Rate
Swaption
Goldman Sachs Bank USA USD 700 3.540 7/24 700,000 (1)
Call - Ten-Year Interest Rate
Swaption
Goldman Sachs Bank USA USD 1,600 3.628 7/24 1,600,000 (2)
Call - Ten-Year Interest Rate
Swaption
Morgan Stanley Capital
Services LLC
USD 800 3.630 7/24 800,000 (2)
Call - Ten-Year Interest Rate
Swaption
JP Morgan Chase Bank NA USD 400 3.640 7/24 400,000 (1)
Call - Ten-Year Interest Rate
Swaption
Goldman Sachs Bank USA USD 1,600 3.648 7/24 1,600,000 (3)
Call - Ten-Year Interest Rate
Swaption
JP Morgan Chase Bank NA USD 800 3.675 7/24 800,000 (1)
Call - Ten-Year Interest Rate
Swaption
Goldman Sachs Bank USA USD 800 3.680 7/24 800,000 (2)
Call - Ten-Year Interest Rate
Swaption
Morgan Stanley Capital
Services LLC
USD 800 3.690 7/24 800,000 (2)

Multi-Sector Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Description Counterparty Currency
Notional Par
(000’s)
Exercise
Price
Expiration
Date
Number of
Contracts Value (000’s)
Call - Ten-Year Interest Rate
Swaption
Goldman Sachs Bank USA USD 800 $ 3.710 7/24 800,000 $ (2)
Call - Ten-Year Interest Rate
Swaption
Morgan Stanley Capital
Services LLC
USD 900 3.765 7/24 900,000 (3)
Call - Ten-Year Interest Rate
Swaption
JP Morgan Chase Bank NA USD 500 3.800 7/24 500,000 —π
Call - Ten-Year Interest Rate
Swaption
Goldman Sachs Bank USA USD 1,200 3.844 7/24 1,200,000 (2)
Put - Five-Year Interest Rate
Swaption
Goldman Sachs Bank USA USD 1,400 4.139 7/24 1,400,000 (3)
Put - Ten-Year Interest Rate
Swaption
Goldman Sachs Bank USA USD 1,600 3.978 7/24 1,600,000 (10)
Put - Ten-Year Interest Rate
Swaption
JP Morgan Chase Bank NA USD 400 3.990 7/24 400,000 (3)
Put - Ten-Year Interest Rate
Swaption
Goldman Sachs Bank USA USD 1,600 3.998 7/24 1,600,000 (10)
Put - Ten-Year Interest Rate
Swaption
Goldman Sachs Bank USA USD 700 4.000 7/24 700,000 (5)
Put - Ten-Year Interest Rate
Swaption
JP Morgan Chase Bank NA USD 800 4.025 7/24 800,000 (4)
Put - Ten-Year Interest Rate
Swaption
Goldman Sachs Bank USA USD 800 4.030 7/24 800,000 (4)
Put - Ten-Year Interest Rate
Swaption
Morgan Stanley Capital
Services LLC
USD 800 4.040 7/24 800,000 (5)
Put - Ten-Year Interest Rate
Swaption
Morgan Stanley Capital
Services LLC
USD 800 4.090 7/24 800,000 (4)
Put - Ten-Year Interest Rate
Swaption
Goldman Sachs Bank USA USD 800 4.110 7/24 800,000 (3)
Put - Ten-Year Interest Rate
Swaption
JP Morgan Chase Bank NA USD 500 4.150 7/24 500,000 —π
Put - Ten-Year Interest Rate
Swaption
Goldman Sachs Bank USA USD 1,200 4.194 7/24 1,200,000 —π
Put - Ten-Year Interest Rate
Swaption
Morgan Stanley Capital
Services LLC
USD 900 4.265 7/24 900,000 (1)
(Premiums Received $88)
$ (74)
Financial Derivative Assets (000's) Financial Derivative Liabilities (000's)
Forward
Foreign
Currency
Contracts Swaps Total
Forward
Foreign
Currency
Contracts Options Swaps Total
Total Over the Counter
Derivatives
$ 3,200 $ 33 $ 3,2 33 $ (811) $ (74) $ (193) $ (1,078)
Restricted Securities
Description
Acquisition
Date Cost (000's) Value (000's)
Value as a
Percentage of Net
Assets
AmSurg Corp. 11/2/23 $ 396 $ 469 0.04%
Constellation Oil - Class B 6/10/22 12 12 –%
Corestate Capital Holding SA 8/22/23 – –π –%
DrillCo Holding Lux SA - Class B 6/8/23 54 63 0.01%
DrillCo Holding Lux SA - Class C 6/8/23 484 565 0.04%
+ All par is stated in U.S. Dollar unless otherwise noted.
* Non income producing
Æ Security valued using significant unobservable inputs.
δ Restricted security – see accompanying table for additional details
π Amount is less than one thousand.

Multi-Sector Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

144A Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2024 the value of these securities (in thousands) was $449,820 representing 35.8%
of the net assets.
φ Defaulted Security - not accruing income as of the date of this report.
§ Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. At June 30, 2024, the aggregate value of these securities was $202,600 (in thousands), representing 16.1% of net assets.
∞ Foreign Bond — par value is foreign denominated.
α Rate shown is the rate as of the period end. The rate may be based on a fixed rate, a capped rate or a  floor rate and may convert to a variable or floating rate in the future.
Þ PIK - Payment In Kind. PIK rate of AmSurg Corp. Last Out is 50.00% of the coupon, ADLER Financing SARL is 12.50%, Corestate Capital Holding SA is
11.00%, and Sunac China Holdings, Ltd. is 2.00%.
Ψ Contingent convertible security
µ Perpetual maturity, date shown, if applicable, represents next contractual call date.
β Part or all of the security has been pledged as collateral.
∑ Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
@ At June 30, 2024, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $1,571,687 and the net unrealized depreciation of investments based on that cost was $92,524 which is comprised of $22,048 aggregate gross unrealized appreciation and $114,572 aggregate gross unrealized depreciation.  Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to the Financial Statements section in the
Portfolio's most recent annual report.

Multi-Sector Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

The following is a summary of the inputs used in valuing the Portfolio's Investments at June 30, 2024.  See Note 3 for additional information on portfolio valuation.
Valuation Inputs
Description
Level 1 - Quoted
Prices
Level 2 - Other
Significant
Observable Inputs
Level 3
- Significant
Unobservable
Inputs
(Amounts in thousands)
Assets:
Bank Loan Obligations
Bank Loan Obligations $ — $ 34,321 $ 2,759
Common Stocks
Real Estate 2 — —π
All Others — — 1,461
Convertible Corporate Bonds — 45 —
Municipal Bonds — 6,241 —
Corporate Bonds
Basic Materials — 5,896 520
Financial — 179,291 8,410
All Others — 370,484 —
Governments — 279,086 —
Structured Products
Asset Backed Securities — 144,112 1,000
Mortgage Securities — 239,173 —
Short-Term Investments — 200,468 —
Other Financial Instruments
Ω
Futures 675 — —
Forward Foreign Currency Contracts — 3,200 —
Interest Rate Swaps — 1,039 —
Credit Default Swaps — 8,167 —
Total Assets:
$ 677 $ 1,471,523 $ 14,150
Liabilities:
Other Financial Instruments
Ω
Futures (92) — —
Forward Foreign Currency Contracts — (811) —
Written Options (1) (74) —
Interest Rate Swaps — (941) —
Credit Default Swaps — (1,115) —
Reverse Repurchase Agreements — (4,153) —
Total Liabilities:
$ (93) $ (7,094) $ —
Ω
Other financial instruments are derivative instruments such as futures and forward foreign currency contracts, which are valued at the unrealized appreciation
(depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Multi-Sector Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the period ended June 30, 2024:
Category
Value at
12/31/2023 Purchases Sales
Realized
Gain (Loss)
Change in
Unrealized
Appreciation/
Depreciation
Transfers
into Level
3
Transfers
out of
Level 3
Value at
6/30/2024
Change in
Unrealized
Appreciation/
Depreciation
on investments
held at
6/30/2024
Bank Loan Obligations $ 1,268 $ 1,460 $ - $ - $ 31 $ - $ - $ 2,759 $ 31
Common Stocks 1,445 - - - 16 - - 1,461 27
Corporate Bonds 4,048 8,062 - - 15 - (3,195) 8,930 123
Structured Products
1,856 1,000 - - (848) - (1,008) 1,000 -
$ 8,617 $ 10,522 $ - $ - $ (786) $ - $ (4,203) $ 14,150 $ 181
The following is a summary of significant unobservable inputs used in the fair valuations of assets categorized within Level 3 of the fair value hierarchy:
(% Unless Noted Otherwise)
Category Value at 6/30/2024 Valuation Techniques Unobservable Inputs Input values Weighted Average
Bank Loan Obligations $ 1,304 Comparable Companies EBITDA Multiple 13.500 -
1,455 Proxy pricing Base Price 109.200 -
Common Stocks 833 Comparable Companies EBITDA Multiple $ 4.240-13.500 9.477
- Expected Recovery Price $ - -
628
Indicative Market
Quotation Broker Quote $ 23.380 -
Corporate Bonds 8,185 Proxy pricing Base Price 102.300 -
745 Third Party Vendor Expected Recovery 6.000 -
Structured Products 1,000 Cost Cost $ 100.000 -
$ 14,150

Schedule of Investments
June 30, 2024 (unaudited)
Balanced Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Investment Companies ( 97.1% ) Shares/ Par
+
Value
$ (000's)
Commodities (0.9%)
abrdn Bloomberg All Commodity Strategy K-1
Free ETF  891,400 18,122
Total 18,122
Domestic Equity (29.2%)
iShares Core S&P 500 ETF  250,200 136,917
iShares Core S&P Mid-Cap ETF  296,750 17,366
iShares Core S&P Small-Cap ETF  174,500 18,612
Northwestern Mutual Series Fund, Inc.,
Domestic Equity Portfolio ₤ 32,966,302 53,900
Northwestern Mutual Series Fund, Inc.,
Focused Appreciation Portfolio ₤ 12,075,732 54,619
Northwestern Mutual Series Fund, Inc., Large
Cap Blend Portfolio ₤ 39,953,670 54,936
Northwestern Mutual Series Fund, Inc., Mid
Cap Growth Stock Portfolio ₤ 15,196,944 47,718
Northwestern Mutual Series Fund, Inc., Mid
Cap Value Portfolio ₤ 32,468,399 48,475
Northwestern Mutual Series Fund, Inc., Small
Cap Growth Stock Portfolio ₤ 8,956,771 21,344
Northwestern Mutual Series Fund, Inc., Small
Cap Value Portfolio ₤ 12,364,188 23,541
Schwab U.S. REIT ETF  1,513,300 30,221
SPDR Dow Jones REIT ETF  324,600 30,220
SPDR Portfolio S&P 400 Mid Cap ETF  64,200 3,294
SPDR Portfolio S&P 600 Small Cap ETF  590,300 24,515
Total 565,678
Fixed Income (53.0%)
iShares Core U.S. Aggregate Bond ETF  2,195,200 213,088
Northwestern Mutual Series Fund, Inc., Multi-
Sector Bond Portfolio ₤ 147,433,123 146,254
Northwestern Mutual Series Fund, Inc., Select
Bond Portfolio ₤ 497,599,701 547,857
Northwestern Mutual Series Fund, Inc., Short-
Term Bond Portfolio ₤ 23,532,136 24,497
Investment Companies (97.1%) Shares/ Par
+
Value
$ (000’s)
Fixed Income continued
SPDR Portfolio Long Term Treasury ETF  3,500,700 95,289
Total 1,026,985
Foreign Equity (14.0%)
iShares Core MSCI EAFE ETF  664,400 48,262
Northwestern Mutual Series Fund, Inc.,
Emerging Markets Equity Portfolio ₤ 76,063,015 74,390
Northwestern Mutual Series Fund, Inc.,
International Equity Portfolio ₤ 44,391,265 72,358
Northwestern Mutual Series Fund, Inc.,
International Growth Portfolio ₤ 37,014,430 75,176
Total 270,186
Total Investment Companies (Cost: $1,886,471) 1,880,971
Short-Term Investments ( 1.9% )
Commercial Paper (0.4%)
The Home Depot, Inc.  144A  144A
5.380%, 7/16/24 144A 8,000,000 7,979
Total 7,979
Governments (1.0%)
US Treasury
0.000%, 7/30/24 6,700,000 6,672
0.000%, 8/29/24 6,700,000 6,642
4.250%, 9/30/24 6,700,000 6,682
Total 19,996
Investment Companies (0.5%)
JPMorgan Ultra-Short Income ETF 188,550 9,516
Total 9,516
Total Short-Term Investments (Cost: $37,553) 37,491
144A 144A 144A
Total Investments (99.0%) (Cost: $1,924,024)
@
1,918,462
Other Assets, Less Liabilities (1.0%) 19,858
Net Assets (100.0%) 1,938,320
Over the Counter Derivatives
Total Return Swaps
Reference Entity Counterparty
Payment made
by the Fund
Payment
Received by
the Fund
Expiration
Date
Notional
Amount (000's)
Unrealized
Appreciation/
(Depreciation)
(000's)
Market Value
(000's)
Bloomberg Commodity Index Morgan Stanley
Capital Services LLC
0.180% Bloomberg
Commodity
Index
11/24 19,693 $ — $ —
$ — $ —

Balanced Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Financial Derivative Assets (000's) Financial Derivative Liabilities (000's)
Forward
Foreign
Currency
Contracts Swaps Total
Forward
Foreign
Currency
Contracts Options Swaps Total
Total Over the Counter
Derivatives
— — — — — — —
+ All par is stated in U.S. Dollar unless otherwise noted.
₤ Affiliated Company
144A Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2024 the value of these securities (in thousands) was $7,979 representing 0.4% of the net assets.
@ At June 30, 2024, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $1,943,717 and the net unrealized depreciation of investments based on that cost was $5,562 which is comprised of $104,056 aggregate gross unrealized appreciation and $109,618 aggregate gross unrealized depreciation.  Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to the Financial Statements section in the
Portfolio's most recent annual report.
The following is a summary of the inputs used in valuing the Portfolio's Investments at June 30, 2024.  See Note 3 for additional information on portfolio valuation.
Valuation Inputs
Description
Level 1 - Quoted
Prices
Level 2 - Other
Significant
Observable Inputs
Level 3
-  Significant
Unobservable
Inputs
(Amounts in thousands)
Assets:
Investment Companies $ 1,880,971 $ — $ —
Short-Term Investments
Investment Companies 9,516 — —
All Others — 27,975 —
Other Financial Instruments
Ω
Total Return Swaps — — —
Total Assets:
$ 1,890,487 $ 27,975 $ —
Ω
Other financial instruments are derivative instruments such as futures and forward foreign currency contracts, which are valued at the unrealized appreciation
(depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Schedule of Investments
June 30, 2024 (unaudited)
Asset Allocation Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Investment Companies ( 96.8% ) Shares/ Par
+
Value
$ (000's)
Commodities (1.0%)
abrdn Bloomberg All Commodity Strategy K-1
Free ETF  138,200 2,810
Total 2,810
Domestic Equity (42.2%)
iShares Core S&P 500 ETF  61,650 33,737
iShares Core S&P Mid-Cap ETF  38,750 2,268
iShares Core S&P Small-Cap ETF  18,700 1,995
Northwestern Mutual Series Fund, Inc.,
Domestic Equity Portfolio ₤ 7,757,647 12,684
Northwestern Mutual Series Fund, Inc.,
Focused Appreciation Portfolio ₤ 2,819,167 12,751
Northwestern Mutual Series Fund, Inc., Large
Cap Blend Portfolio ₤ 9,292,484 12,777
Northwestern Mutual Series Fund, Inc., Mid
Cap Growth Stock Portfolio ₤ 3,169,673 9,953
Northwestern Mutual Series Fund, Inc., Mid
Cap Value Portfolio ₤ 6,751,284 10,080
Northwestern Mutual Series Fund, Inc., Small
Cap Growth Stock Portfolio ₤ 1,494,074 3,560
Northwestern Mutual Series Fund, Inc., Small
Cap Value Portfolio ₤ 1,799,537 3,426
Schwab U.S. REIT ETF  216,000 4,313
SPDR Dow Jones REIT ETF  46,300 4,310
SPDR Portfolio S&P 400 Mid Cap ETF  7,900 405
SPDR Portfolio S&P 600 Small Cap ETF  85,000 3,530
Total 115,789
Fixed Income (33.8%)
iShares Core U.S. Aggregate Bond ETF  259,100 25,151
Northwestern Mutual Series Fund, Inc., Multi-
Sector Bond Portfolio ₤ 13,968,613 13,857
Northwestern Mutual Series Fund, Inc., Select
Bond Portfolio ₤ 41,173,283 45,332
Investment Companies (96.8%) Shares/ Par
+
Value
$ (000’s)
Fixed Income continued
Northwestern Mutual Series Fund, Inc., Short-
Term Bond Portfolio ₤ 2,677,738 2,787
SPDR Portfolio Long Term Treasury ETF  199,300 5,425
Total 92,552
Foreign Equity (19.8%)
iShares Core MSCI EAFE ETF  168,600 12,247
Northwestern Mutual Series Fund, Inc.,
Emerging Markets Equity Portfolio ₤ 12,323,483 12,053
Northwestern Mutual Series Fund, Inc.,
International Equity Portfolio ₤ 9,036,199 14,729
Northwestern Mutual Series Fund, Inc.,
International Growth Portfolio ₤ 7,554,455 15,343
Total 54,372
Total Investment Companies (Cost: $253,868) 265,523
Short-Term Investments ( 1.9% )
Governments (1.4%)
US Treasury
0.000%, 7/30/24 1,300,000 1,295
0.000%, 8/29/24 1,300,000 1,289
4.250%, 9/30/24 1,300,000 1,296
Total 3,880
Investment Companies (0.5%)
JPMorgan Ultra-Short Income ETF 28,100 1,418
Total 1,418
Total Short-Term Investments (Cost: $5,307) 5,298
Total Investments (98.7%) (Cost: $259,175)
@
270,821
Other Assets, Less Liabilities (1.3%) 3,612
Net Assets (100.0%) 274,433
Over the Counter Derivatives
Total Return Swaps
Reference Entity Counterparty
Payment made
by the Fund
Payment
Received by
the Fund
Expiration
Date
Notional
Amount (000's)
Unrealized
Appreciation/
(Depreciation)
(000's)
Market Value
(000's)
Bloomberg Commodity Index Morgan Stanley
Capital Services LLC
0.180% Bloomberg
Commodity
Index
11/24 3,939 $ — $ —
$ — $ —
Financial Derivative Assets (000's) Financial Derivative Liabilities (000's)
Forward
Foreign
Currency
Contracts Swaps Total
Forward
Foreign
Currency
Contracts Options Swaps Total
Total Over the Counter
Derivatives
— — — — — — —

Asset Allocation Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

+ All par is stated in U.S. Dollar unless otherwise noted.
₤ Affiliated Company
@ At June 30, 2024, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $263,113 and the net unrealized appreciation of investments based on that cost was $11,646 which is comprised of $22,210 aggregate gross unrealized appreciation and $10,564 aggregate gross unrealized depreciation.  Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to the Financial Statements section in the
Portfolio's most recent annual report.
The following is a summary of the inputs used in valuing the Portfolio's Investments at June 30, 2024.  See Note 3 for additional information on portfolio valuation.
Valuation Inputs
Description
Level 1 - Quoted
Prices
Level 2 - Other
Significant
Observable Inputs
Level 3
-  Significant
Unobservable
Inputs
(Amounts in thousands)
Assets:
Investment Companies $ 265,523 $ — $ —
Short-Term Investments
Investment Companies 1,418 — —
Governments — 3,880 —
Other Financial Instruments
Ω
Total Return Swaps — — —
Total Assets:
$ 266,941 $ 3,880 $ —
Ω
Other financial instruments are derivative instruments such as futures and forward foreign currency contracts, which are valued at the unrealized appreciation
(depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Northwestern Mutual Series Fund, Inc.
June 30, 2024 (unaudited) (in thousands)
The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Assets and Liabilities
Growth Stock
Portfolio
Focused
Appreciation
Portfolio
Large Cap
Core Stock
Portfolio
Large Cap
Blend Portfolio
Index 500
Stock Portfolio
Assets
Unaffiliated Investments, at Value (1) .............................. $ 1,289,010 $ 1,341,190 $ 731,090 $ 168,397 $ 6,131,631
Cash ........................................................................ 4,379 33,138 3,023 287 55,803
Collateral with Counterparty .......................................... — — — — 2,578
Receivable for Portfolio Shares Sold ............................... 43 129 18 1 1,407
Receivable for Investment Securities Sold ........................ 2,775 11,739 8,773 609 —
Prepaid Expenses and Other Assets ............................... 17 19 28 16 49
Dividends and Interest Receivable ..................................
185 522 374 135 3,147
Total Assets .......................................................
1,296,409 1,386,737 743,306 169,445 6,194,615
Liabilities
Payable for Portfolio Shares Redeemed .......................... 489 6,467 372 3,975 1,635
Payable for Investment Securities Purchased ................... — — 7,562 838 —
Variation Margin Payable .............................................. — — — — 278
Investment Advisory Fees Payable ................................. 426 673 247 88 939
Compliance Fees Payable ............................................ 3 3 2 2 5
Accrued Expenses ......................................................
36 37 28 24 76
Total Liabilities ................................................... 954 7,180 8,211 4,927 2,933
Net Assets ......................................................... $ 1,295,455 $ 1,379,557 $ 735,095 $ 164,518 $ 6,191,682
Represented By:
Aggregate Paid in Capital (10) (11) ................................. $ 644,717 $ 485,644 $ 463,589 $ 85,132 $ 1,573,148
Total Distributable Earnings (Loss) ..................................
650,738 893,913 271,506 79,386 4,618,534
Net Assets for Shares Outstanding (10) (11) ..................... $ 1,295,455 $ 1,379,557 $ 735,095 $ 164,518 $ 6,191,682
Net Asset Value, Offering and Redemption Price per Share . $ 3 .85 $ 4 .52 $ 1 .90 $ 1 .38 $ 9 .08
(1) Unaffiliated Investments, at Cost ................................... $ 634,862 $ 708,199 $ 554,296 $ 140,502 $ 1,820,000
(10) Shares Outstanding .................................................. 336,258 304,946 387,606 119,617 682,099
(11) Shares Authorized, $.01 Par Value ............................... 2,000,000 2,000,000 2,000,000 2,000,000 2,000,000

Northwestern Mutual Series Fund, Inc.
June 30, 2024 (unaudited) (in thousands)
The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Assets and Liabilities
Large
Company
Value Portfolio
Domestic
Equity Portfolio
Equity Income
Portfolio
Mid Cap
Growth Stock
Portfolio
Index 400
Stock Portfolio
Assets
Unaffiliated Investments, at Value (1) .............................. $ 145,338 $ 1,025,311 $ 717,737 $ 1,014,862 $ 1,322,643
Cash ........................................................................ 2,751 10,548 6,923 547 8,591
Foreign Currency, at Value (4) ....................................... — — 116 — —
Collateral with Counterparty .......................................... 2 — — — —
Receivable for Portfolio Shares Sold ............................... 9 435 60 78 459
Receivable for Investment Securities Sold ........................ 1,955 2,678 15,225 1,740 2,820
Variation Margin Receivable .......................................... — — — — 16
Receivable for Foreign Currency .................................... 29 — — — —
Prepaid Expenses and Other Assets ............................... 12 17 15 18 27
Dividends and Interest Receivable ..................................
338 1,264 1,552 159 1,268
Total Assets .......................................................
150,434 1,040,253 741,628 1,017,404 1,335,824
Liabilities
Payable for Portfolio Shares Redeemed .......................... 70 378 407 415 512
Payable for Investment Securities Purchased ................... 1,873 — 14,521 1,721 —
Collateral from Counterparty .......................................... — — — — 1
Investment Advisory Fees Payable ................................. 80 412 330 433 240
Compliance Fees Payable ............................................ 2 3 2 3 3
Accrued Expenses ......................................................
31 45 39 34 84
Total Liabilities ................................................... 2,056 838 15,299 2,606 840
Net Assets ......................................................... $ 148,378 $ 1,039,415 $ 726,329 $ 1,014,798 $ 1,334,984
Represented By:
Aggregate Paid in Capital (10) (11) ................................. $ 132,005 $ 757,621 $ 475,880 $ 872,592 $ 857,303
Total Distributable Earnings (Loss) ..................................
16,373 281,794 250,449 142,206 477,681
Net Assets for Shares Outstanding (10) (11) ..................... $ 148,378 $ 1,039,415 $ 726,329 $ 1,014,798 $ 1,334,984
Net Asset Value, Offering and Redemption Price per Share . $ 0 .83 $ 1 .64 $ 1 .79 $ 3 .14 $ 2 .30
(1) Unaffiliated Investments, at Cost ................................... $ 142,864 $ 912,287 $ 553,569 $ 871,488 $ 970,034
(4) Foreign Currency, at Cost ............................................ — — 116 — —
(10) Shares Outstanding .................................................. 179,380 635,552 406,713 323,170 581,201
(11) Shares Authorized, $.01 Par Value ............................... 2,000,000 2,000,000 2,000,000 2,000,000 2,000,000

Northwestern Mutual Series Fund, Inc.
June 30, 2024 (unaudited) (in thousands)
The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Assets and Liabilities
Mid Cap Value
Portfolio
Small Cap
Growth Stock
Portfolio
Index 600
Stock Portfolio
Small Cap
Value Portfolio
International
Growth
Portfolio
Assets
Unaffiliated Investments, at Value (1) .............................. $ 610,800 $ 702,789 $ 435,881 $ 527,779 $ 1,028,082
Cash ........................................................................ 11,738 11,769 2,458 19,340 29,323
Foreign Currency, at Value (4) ....................................... — — — — 187
Receivable for Portfolio Shares Sold ............................... 337 97 254 43 421
Receivable for Investment Securities Sold ........................ 855 36,775 — 2,024 116
Variation Margin Receivable .......................................... — — 5 — —
Receivable for Foreign Currency .................................... 94 — — — —
Prepaid Expenses and Other Assets ............................... 15 15 25 16 19
Dividends and Interest Receivable ..................................
1,152 164 496 436 1,938
Total Assets .......................................................
624,991 751,609 439,119 549,638 1,060,086
Liabilities
Payable for Portfolio Shares Redeemed .......................... 201 195 272 279 347
Payable for Investment Securities Purchased ................... 255 42,112 64 1,146 421
Accrued Foreign Capital Gains Tax ................................. — — — — 123
Payable for Foreign Currency ........................................ 1 — — — —
Collateral from Counterparty .......................................... 650 — — — —
Investment Advisory Fees Payable ................................. 352 307 80 377 510
Compliance Fees Payable ............................................ 3 3 2 2 3
Accrued Expenses ......................................................
67 43 57 41 91
Total Liabilities ................................................... 1,529 42,660 475 1,845 1,495
Net Assets ......................................................... $ 623,462 $ 708,949 $ 438,644 $ 547,793 $ 1,058,591
Represented By:
Aggregate Paid in Capital (10) (11) ................................. $ 581,768 $ 595,372 $ 351,879 $ 404,972 $ 706,049
Total Distributable Earnings (Loss) ..................................
41,694 113,577 86,765 142,821 352,542
Net Assets for Shares Outstanding (10) (11) ..................... $ 623,462 $ 708,949 $ 438,644 $ 547,793 $ 1,058,591
Net Asset Value, Offering and Redemption Price per Share . $ 1 .49 $ 2 .38 $ 1 .51 $ 1 .90 $ 2 .03
(1) Unaffiliated Investments, at Cost ................................... $ 621,235 $ 586,546 $ 375,564 $ 434,068 $ 731,978
(4) Foreign Currency, at Cost ............................................ — — — — 187
(10) Shares Outstanding .................................................. 417,485 297,540 289,880 287,726 521,059
(11) Shares Authorized, $.01 Par Value ............................... 2,000,000 2,000,000 2,000,000 2,000,000 2,000,000

Northwestern Mutual Series Fund, Inc.
June 30, 2024 (unaudited) (in thousands)
The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Assets and Liabilities
Research
International
Core Portfolio
International
Equity Portfolio
Emerging
Markets Equity
Portfolio
Government
Money Market
Portfolio
Short-Term
Bond Portfolio
Assets
Unaffiliated Investments, at Value (1) .............................. $ 846,654 $ 1,863,580 $ 1,056,231 $ 294,128 $ 380,110
Investments in Repurchase Agreements, at Value (3) ......... — — — 227,500 —
Cash ........................................................................ 13,442 34,322 4,787 1,116 1,994
Foreign Currency, at Value (4) ....................................... 204 573 1,705 — —
Collateral with Counterparty .......................................... — — — — 1
Receivable for Portfolio Shares Sold ............................... 365 365 317 397 38
Receivable for Investment Securities Sold ........................ 293 — 616 — 22,355
Variation Margin Receivable .......................................... — — — — 56
Receivable for Foreign Currency .................................... 1 1,836 — — —
Prepaid Expenses and Other Assets ............................... 17 23 17 16 14
Dividends and Interest Receivable ..................................
3,333 7,356 3,609 727 2,864
Total Assets .......................................................
864,309 1,908,055 1,067,282 523,884 407,432
Liabilities
Payable for Portfolio Shares Redeemed .......................... 385 798 690 167 308
Payable for Investment Securities Purchased ................... — 447 791 2,230 23,800
Accrued Foreign Capital Gains Tax ................................. 350 2,488 7,572 — —
Variation Margin Payable .............................................. — — — — 11
Payable for Foreign Currency ........................................ — 73 — — —
Collateral from Counterparty .......................................... — 1,670 — — —
Investment Advisory Fees Payable ................................. 483 1,043 722 127 102
Compliance Fees Payable ............................................ 2 3 3 2 2
Accrued Expenses ......................................................
91 126 131 28 74
Total Liabilities ................................................... 1,311 6,648 9,909 2,554 24,297
Net Assets ......................................................... $ 862,998 $ 1,901,407 $ 1,057,373 $ 521,330 $ 383,135
Represented By:
Aggregate Paid in Capital (10) (11) ................................. $ 665,655 $ 1,789,901 $ 1,025,286 $ 521,333 $ 382,558
Total Distributable Earnings (Loss) ..................................
197,343 111,506 32,087 (3) 577
Net Assets for Shares Outstanding (10) (11) ..................... $ 862,998 $ 1,901,407 $ 1,057,373 $ 521,330 $ 383,135
Net Asset Value, Offering and Redemption Price per Share . $ 1 .13 $ 1 .63 $ 0 .98 $ 1 .00 $ 1 .04
(1) Unaffiliated Investments, at Cost ................................... $ 665,192 $ 1,850,988 $ 963,899 $ 294,128 $ 385,245
(3) Investments in Repurchase Agreements, at Cost .............. — — — 227,500 —
(4) Foreign Currency, at Cost ............................................ 204 573 1,916 — —
(8) Premiums Paid on Swap Contracts ................................ — — — — 70
(10) Shares Outstanding .................................................. 767,083 1,166,179 1,081,308 521,331 368,174
(11) Shares Authorized, $.01 Par Value ............................... 2,000,000 3,000,000 2,000,000 2,000,000 2,000,000

Northwestern Mutual Series Fund, Inc.
June 30, 2024 (unaudited) (in thousands)
The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Assets and Liabilities
Select Bond
Portfolio
Long-Term U.S.
Government
Bond Portfolio
Inflation
Protection
Portfolio
High Yield
Bond Portfolio
Multi-Sector
Bond Portfolio
Assets
Unaffiliated Investments, at Value (1) .............................. $ 2,857,462 $ 172,600 $ 403,936 $ 644,365 $ 1,272,801
Investments in Repurchase Agreements, at Value (3) ......... — 41,200 — — 200,468
Cash ........................................................................ 69,415 1,001 4,771 22,146 —
Foreign Currency, at Value (4) ....................................... — — — — 2,152
Collateral with Counterparty .......................................... — 1,188 6,333 — 8,600
Receivable for Portfolio Shares Sold ............................... 762 21 81 131 186
Receivable for Investment Securities Sold ........................ 33,543 9,122 618 958 129,621
Receivable for Financing Transactions ............................ — 139,105 — — —
Variation Margin Receivable .......................................... — 243 152 — 312
Outstanding Swap Contracts, at Value (8) ........................ — — 6,672 — 33
Receivable for Foreign Currency .................................... — — 42 — 3,204
Deferred Expense for Financing Transactions ................... — 15 — — —
Prepaid Expenses and Other Assets ............................... 31 13 14 17 28
Dividends and Interest Receivable ..................................
17,827 1,307 2,200 11,613 14,303
Total Assets .......................................................
2,979,040 365,815 424,819 679,230 1,631,708
Liabilities
Payable for Portfolio Shares Redeemed .......................... 1,254 40 276 318 538
Payable for Investment Securities Purchased ................... 170,126 62,602 1,015 1,450 362,670
Payable for Financing Transactions ................................ — 187,588 — — —
Variation Margin Payable .............................................. — 38 37 — 380
Outstanding Options Written, at Value (6) ......................... — 4 — — 75
Payable to Custodian ................................................... — — — — 1,174
Payable for Reverse Repurchase Agreements .................. — — — — 4,153
Outstanding Swap Contracts, at Value (9) ........................ — — 270 — 193
Payable for Foreign Currency ........................................ — — 140 — 816
Collateral from Counterparty .......................................... 30 — 10,900 — 2,896
Investment Advisory Fees Payable ................................. 699 48 135 234 689
Compliance Fees Payable ............................................ 4 2 2 2 3
Accrued Expenses ......................................................
136 41 69 78 140
Total Liabilities ................................................... 172,249 250,363 12,844 2,082 373,727
Net Assets ......................................................... $ 2,806,791 $ 115,452 $ 411,975 $ 677,148 $ 1,257,981
Represented By:
Aggregate Paid in Capital (10) (11) ................................. $ 3,191,629 $ 182,975 $ 444,394 $ 694,028 $ 1,361,423
Total Distributable Earnings (Loss) ..................................
(384,838) (67,523) (32,419) (16,880) (103,442)
Net Assets for Shares Outstanding (10) (11) ..................... $ 2,806,791 $ 115,452 $ 411,975 $ 677,148 $ 1,257,981
Net Asset Value, Offering and Redemption Price per Share . $ 1 .10 $ 0 .63 $ 1 .04 $ 0 .68 $ 0 .99
(1) Unaffiliated Investments, at Cost ................................... $ 2,934,145 $ 196,774 $ 448,355 $ 690,667 $ 1,371,336
(3) Investments in Repurchase Agreements, at Cost .............. — 41,200 — — 200,438
(4) Foreign Currency, at Cost ............................................ — — — — 2,159
(6) Premiums Received on Options Written .......................... — 5 — — 89
(8) Premiums Paid on Swap Contracts ................................ — 142 6 — 7,955
(9) Premiums Received from Swap Contracts ...................... — 7 1 — 3,794
(10) Shares Outstanding .................................................. 2,549,613 184,342 394,426 991,775 1,268,427
(11) Shares Authorized, $.01 Par Value ............................... 6,000,000 2,000,000 2,000,000 3,000,000 2,000,000

Northwestern Mutual Series Fund, Inc.
June 30, 2024 (unaudited) (in thousands)
The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Assets and Liabilities
Balanced
Portfolio
Asset
Allocation
Portfolio
Assets
Unaffiliated Investments, at Value (1) .............................. $ 673,397 $ 101,489
Affiliated Investments, at Value (2) .................................. 1,245,065 169,332
Cash ........................................................................ 13,064 1,231
Receivable for Portfolio Shares Sold ............................... 75 56
Receivable for Investment Securities Sold ........................ 50,430 10,758
Prepaid Expenses and Other Assets ............................... 25 13
Dividends and Interest Receivable ..................................
359 55
Total Assets .......................................................
1,982,415 282,934
Liabilities
Payable for Portfolio Shares Redeemed .......................... 823 80
Payable for Investment Securities Purchased ................... 43,068 8,360
Investment Advisory Fees Payable ................................. 160 23
Compliance Fees Payable ............................................ 3 2
Accrued Expenses ......................................................
41 36
Total Liabilities ................................................... 44,095 8,501
Net Assets ......................................................... $ 1,938,320 $ 274,433
Represented By:
Aggregate Paid in Capital (10) (11) ................................. $ 1,847,133 $ 248,445
Total Distributable Earnings (Loss) ..................................
91,187 25,988
Net Assets for Shares Outstanding (10) (11) ..................... $ 1,938,320 $ 274,433
Net Asset Value, Offering and Redemption Price per Share . $ 1 .34 $ 1 .13
(1) Unaffiliated Investments, at Cost ................................... $ 623,385 $ 89,618
(2) Affiliated Investments, at Cost ....................................... 1,300,639 169,557
(10) Shares Outstanding .................................................. 1,450,364 242,295
(11) Shares Authorized, $.01 Par Value ............................... 4,000,000 2,000,000

Northwestern Mutual Series Fund, Inc.
For the Six Months Ended June 30, 2024 (unaudited) (in thousands)
The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Operations
Growth Stock
Portfolio
Focused
Appreciation
Portfolio
Large Cap
Core Stock
Portfolio
Large Cap
Blend Portfolio
Index 500
Stock Portfolio
Investment Income
Income
Interest (1) ............................................................... $ 114 $ 1,055 $ 81 $ 35 $ 1,051
Unaffiliated Dividends (1) ........................................
3,025 3,612 3,798 1,153 41,232
Total Income ..................................................
3,139 4,667 3,879 1,188 42,283
Expenses
Investment Advisory Fees ....................................... 2,427 4,820 1,485 679 5,819
Custodian Fees ....................................................... 2 11 4 2 5
Shareholder Reporting Fees ................................... 16 23 13 9 47
Audit Fees ............................................................... 15 14 16 13 21
Valuation Services ................................................... — — 1 — 2
Compliance Fees .................................................... 6 6 5 4 11
Directors Fees ......................................................... 22 23 20 17 44
Professional Fees .................................................... 7 7 7 9 13
Trade Name Fees .................................................... — — — — 61
Other Expenses .......................................................
8 9 5 2 37
Total Expenses ..............................................
2,503 4,913 1,556 735 6,060
Less Waived Fees:
Paid by Affiliate ................................................
(18) (818) (31) (73) (383)
Net Expenses .................................................
2,485 4,095 1,525 662 5,677
Net Investment Income (Loss) ................................ 654 572 2,354 526 36,606
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on:
Unaffiliated Investment Securities ........................... 37,555 145,398 56,059 11,484 89,732
Futures Contracts .................................................... — — — — 5,438
Net Realized Gain (Loss) on Investments ...
37,555 145,398 56,059 11,484 95,170
Net Unrealized Appreciation (Depreciation) of:
Unaffiliated Investment Securities ........................... 234,168 63,182 36,772 14,201 694,374
Futures Contracts .................................................... — — — — (1,427)
Net Change in Unrealized Appreciation
(Depreciation) of Investments .................. 234,168 63,182 36,772 14,201 692,947
Net Gain (Loss) on Investments ..................................
271,723 208,580 92,831 25,685 788,117
Net Increase (Decrease) in Net Assets Resulting from
Operations ...................................................................
$ 272,377 $ 209,152 $ 95,185 $ 26,211 $ 824,723
(1) Net of Foreign Witholding Tax ................................ $ 17 $ 265 $ 33 $ 16 $ 11

Northwestern Mutual Series Fund, Inc.
For the Six Months Ended June 30, 2024 (unaudited) (in thousands)
The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Operations
Large
Company
Value Portfolio
Domestic
Equity
Portfolio
Equity Income
Portfolio
Mid Cap
Growth Stock
Portfolio
Index 400
Stock Portfolio
Investment Income
Income
Interest (1) ............................................................... $ 82 $ 549 $ 134 $ 36 $ 260
Unaffiliated Dividends (1) ........................................
2,117 12,550 9,699 2,353 10,431
Total Income ..................................................
2,199 13,099 9,833 2,389 10,691
Expenses
Investment Advisory Fees ....................................... 535 2,761 2,298 2,789 1,651
Custodian Fees ....................................................... 6 1 6 6 7
Shareholder Reporting Fees ................................... 11 32 21 18 38
Audit Fees ............................................................... 15 14 15 15 16
Valuation Services ................................................... 2 — — — 2
Compliance Fees .................................................... 4 6 5 6 6
Directors Fees ......................................................... 17 21 20 22 22
Professional Fees .................................................... 6 7 7 7 7
Trade Name Fees .................................................... — — — — 63
Other Expenses .......................................................
5 8 6 8 12
Total Expenses ..............................................
601 2,850 2,378 2,871 1,824
Less Waived Fees:
Paid by Affiliate ................................................
(38) (204) (303) (4) (206)
Net Expenses .................................................
563 2,646 2,075 2,867 1,618
Net Investment Income (Loss) ................................ 1,636 10,453 7,758 (478) 9,073
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on:
Unaffiliated Investment Securities ........................... 4,210 56,214 38,072 42,831 54,149
Futures Contracts .................................................... — — — — 816
Foreign Currency Transactions ............................... 239 — (5) — —
Net Realized Gain (Loss) on Investments ...
4,449 56,214 38,067 42,831 54,965
Net Unrealized Appreciation (Depreciation) of:
Unaffiliated Investment Securities ........................... (1,471) (29,836) 9,354 (31,105) 14,091
Futures Contracts .................................................... — — — — (441)
Foreign Currency Transactions ............................... 144 — — — —
Net Change in Unrealized Appreciation
(Depreciation) of Investments .................. (1,327) (29,836) 9,354 (31,105) 13,650
Net Gain (Loss) on Investments ..................................
3,122 26,378 47,421 11,726 68,615
Net Increase (Decrease) in Net Assets Resulting from
Operations ...................................................................
$ 4,758 $ 36,831 $ 55,179 $ 11,248 $ 77,688
(1) Net of Foreign Witholding Tax ................................ $ 57 $ — $ 313 $ 8 $ —

Northwestern Mutual Series Fund, Inc.
For the Six Months Ended June 30, 2024 (unaudited) (in thousands)
The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Operations
Mid Cap Value
Portfolio
Small Cap
Growth Stock
Portfolio
Index 600
Stock Portfolio
Small Cap
Value Portfolio
International
Growth
Portfolio
Investment Income
Income
Interest (1) ............................................................... $ 340 $ 133 $ 70 $ 423 $ 679
Unaffiliated Dividends (1) ........................................
9,078 1,622 3,968 4,614 9,418
Total Income ..................................................
9,418 1,755 4,038 5,037 10,097
Expenses
Investment Advisory Fees ....................................... 2,775 1,845 481 2,355 3,055
Custodian Fees ....................................................... 14 3 13 4 58
Shareholder Reporting Fees ................................... 37 30 25 25 41
Audit Fees ............................................................... 16 14 15 14 17
Valuation Services ................................................... 2 1 2 1 5
Compliance Fees .................................................... 5 5 5 5 5
Directors Fees ......................................................... 20 19 18 19 21
Professional Fees .................................................... 7 7 7 7 14
Trade Name Fees .................................................... — — 19 — —
Other Expenses .......................................................
8 6 6 5 7
Total Expenses ..............................................
2,884 1,930 591 2,435 3,223
Less Waived Fees:
Paid by Affiliate ................................................
(532) — — (14) (3)
Net Expenses .................................................
2,352 1,930 591 2,421 3,220
Net Investment Income (Loss) ................................ 7,066 (175) 3,447 2,616 6,877
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on:
Unaffiliated Investment Securities ........................... 13,291 39,757 8,251 23,588 16,526
Futures Contracts .................................................... — — 100 — —
Foreign Currency Transactions ............................... 1,157 — — — (86)
Net Realized Gain (Loss) on Investments ...
14,448 39,757 8,351 23,588 16,440
Net Unrealized Appreciation (Depreciation) of:
Unaffiliated Investment Securities ........................... (16,091) 3,060 (15,368) (28,514) 44,361
Futures Contracts .................................................... — — (24) — —
Foreign Currency Transactions ............................... 583 — — — (126)
Net Change in Unrealized Appreciation
(Depreciation) of Investments .................. (15,508) 3,060 (15,392) (28,514) 44,235
Net Gain (Loss) on Investments ..................................
(1,060) 42,817 (7,041) (4,926) 60,675
Net Increase (Decrease) in Net Assets Resulting from
Operations ...................................................................
$ 6,006 $ 42,642 $ (3,594) $ (2,310) $ 67,552
(1) Net of Foreign Witholding Tax ................................ $ 180 $ — $ 3 $ 16 $ 696

Northwestern Mutual Series Fund, Inc.
For the Six Months Ended June 30, 2024 (unaudited) (in thousands)
The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Operations
Research
International
Core Portfolio
International
Equity
Portfolio
Emerging
Markets Equity
Portfolio
Government
Money Market
Portfolio
Short-Term
Bond Portfolio
Investment Income
Income
Interest (1) ............................................................... $ 296 $ 626 $ 432 $ 13,773 $ 8,557
Unaffiliated Dividends (1) ........................................
14,127 44,790 17,211 — —
Total Income ..................................................
14,423 45,416 17,643 13,773 8,557
Expenses
Investment Advisory Fees ....................................... 3,195 6,183 4,956 779 619
Custodian Fees ....................................................... 49 102 125 14 12
Shareholder Reporting Fees ................................... 37 52 43 9 19
Audit Fees ............................................................... 16 18 16 14 18
Valuation Services ................................................... 8 5 5 2 42
Compliance Fees .................................................... 5 7 5 5 5
Directors Fees ......................................................... 20 25 21 18 18
Professional Fees .................................................... 16 15 17 5 6
Other Expenses .......................................................
7 16 9 2 7
Total Expenses ..............................................
3,353 6,423 5,197 848 746
Less Waived Fees:
Paid by Affiliate ................................................
(255) — (899) (1) —
Net Expenses .................................................
3,098 6,423 4,298 847 746
Net Investment Income (Loss) ................................ 11,325 38,993 13,345 12,926 7,811
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on:
Unaffiliated Investment Securities ........................... (11,255) 32,409 (20,685) 5 (1,624)
Futures Contracts .................................................... — — — — (861)
Swap Contracts ....................................................... — — — — 11
Foreign Currency Transactions ............................... (117) 2,304 (646) — —
Net Realized Gain (Loss) on Investments ...
(11,372) 34,713 (21,331) 5 (2,474)
Net Unrealized Appreciation (Depreciation) of:
Unaffiliated Investment Securities ........................... 41,673 (12,165) 54,642 — 1,875
Futures Contracts .................................................... — — — — 111
Swap Contracts ....................................................... — — — — 9
Foreign Currency Transactions ............................... (207) 114 (28) — —
Net Change in Unrealized Appreciation
(Depreciation) of Investments .................. 41,466 (12,051) 54,614 — 1,995
Net Gain (Loss) on Investments ..................................
30,094 22,662 33,283 5 (479)
Net Increase (Decrease) in Net Assets Resulting from
Operations ...................................................................
$ 41,419 $ 61,655 $ 46,628 $ 12,931 $ 7,332
(1) Net of Foreign Witholding Tax ................................ $ 789 $ 1,887 $ 655 $ — $ —

Northwestern Mutual Series Fund, Inc.
For the Six Months Ended June 30, 2024 (unaudited) (in thousands)
The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Operations
Select Bond
Portfolio
Long-
Term U.S.
Government
Bond Portfolio
Inflation
Protection
Portfolio
High Yield
Bond Portfolio
Multi-Sector
Bond Portfolio
Investment Income
Income
Interest (1) ............................................................... $ 66,655 $ 3,227 $ 8,945 $ 22,795 $ 34,842
Unaffiliated Dividends (1) ........................................
— — — 357 21
Total Income ..................................................
66,655 3,227 8,945 23,152 34,863
Expenses
Investment Advisory Fees ....................................... 4,292 318 1,091 1,502 4,680
Custodian Fees ....................................................... 16 6 6 1 57
Shareholder Reporting Fees ................................... 41 11 32 39 35
Audit Fees ............................................................... 23 20 20 20 26
Valuation Services ................................................... 47 10 12 28 41
Compliance Fees .................................................... 8 4 5 5 5
Directors Fees ......................................................... 31 17 18 20 22
Professional Fees .................................................... 9 6 7 7 9
Interest Expense ..................................................... — 1,127 — — 195
Other Expenses .......................................................
23 6 13 7 46
Total Expenses ..............................................
4,490 1,525 1,204 1,629 5,116
Less Waived Fees:
Paid by Affiliate ................................................
(87) (22) (280) — (598)
Net Expenses .................................................
4,403 1,503 924 1,629 4,518
Net Investment Income (Loss) ................................ 62,252 1,724 8,021 21,523 30,345
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on:
Unaffiliated Investment Securities ........................... (48,946) (4,345) (4,261) (11,762) (26,484)
Futures Contracts .................................................... — 170 1 — 977
Options Written ........................................................ — 65 — — 76
Swap Contracts ....................................................... — (153) 3,757 — 6,417
Foreign Currency Transactions ............................... — — 370 — 5,023
Reverse Repurchase Agreements .......................... — — — — (9)
Net Realized Gain (Loss) on Investments ...
(48,946) (4,263) (133) (11,762) (14,000)
Net Unrealized Appreciation (Depreciation) of:
Unaffiliated Investment Securities ........................... (20,222) (4,447) (2,779) 2,917 16,081
Futures Contracts .................................................... — 1,703 (749) — (7,370)
Options Written ........................................................ — (1) — — 13
Swap Contracts ....................................................... — 66 (1,292) — (6,186)
Foreign Currency Transactions ............................... — — 412 — 3,315
Reverse Repurchase Agreements .......................... — — — — 62
Net Change in Unrealized Appreciation
(Depreciation) of Investments .................. (20,222) (2,679) (4,408) 2,917 5,915
Net Gain (Loss) on Investments ..................................
(69,168) (6,942) (4,541) (8,845) (8,085)
Net Increase (Decrease) in Net Assets Resulting from
Operations ...................................................................
$ (6,916) $ (5,218) $ 3,480 $ 12,678 $ 22,260

Northwestern Mutual Series Fund, Inc.
For the Six Months Ended June 30, 2024 (unaudited) (in thousands)
The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Operations
Balanced
Portfolio
Asset
Allocation
Portfolio
Investment Income
Income
Interest (1) ............................................................... $ 993 $ 143
Unaffiliated Dividends (1) ........................................
5,950 974
Total Income ..................................................
6,943 1,117
Expenses
Investment Advisory Fees ....................................... 2,910 723
Custodian Fees ....................................................... 1 1
Shareholder Reporting Fees ................................... 10 16
Audit Fees ............................................................... 19 17
Compliance Fees .................................................... 7 4
Directors Fees ......................................................... 26 17
Professional Fees .................................................... 8 6
Other Expenses .......................................................
17 7
Total Expenses ..............................................
2,998 791
Less Waived Fees:
Paid by Affiliate ................................................
(2,263) (632)
Net Expenses .................................................
735 159
Net Investment Income (Loss) ................................ 6,208 958
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on:
Unaffiliated Investment Securities ........................... 32,788 2,347
Affiliated Investment Securities ............................... (18,125) (1,887)
Swap Contracts ....................................................... (139) (27)
Net Realized Gain (Loss) on Investments ...
14,524 433
Net Unrealized Appreciation (Depreciation) of:
Unaffiliated Investment Securities ........................... (4,751) 3,461
Affiliated Investment Securities ............................... 57,506 9,492
Net Change in Unrealized Appreciation
(Depreciation) of Investments .................. 52,755 12,953
Net Gain (Loss) on Investments ..................................
67,279 13,386
Net Increase (Decrease) in Net Assets Resulting from
Operations ...................................................................
$ 73,487 $ 14,344

Northwestern Mutual Series Fund, Inc.
(in thousands)
The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets
Growth Stock Portfolio Focused Appreciation Portfolio Large Cap Core Stock Portfolio
For the Six
Months
Ended June
30, 2024
(unaudited)
For the
Year Ended
December 31,
2023
For the Six
Months
Ended June
30, 2024
(unaudited)
For the
Year Ended
December 31,
2023
For the Six
Months
Ended June
30, 2024
(unaudited)
For the
Year Ended
December 31,
2023
Change in Net Assets
Operations
Net Investment Income (Loss) ................ $ 654 $ 1,260 $ 572 $ (1,121) $ 2,354 $ 5,022
Net Realized Gain (Loss) on Investments 37,555 19,895 145,398 117,334 56,059 42,459
Net Change in Unrealized Appreciation
(Depreciation) of Investments .............. 234,168 344,106 63,182 350,354 36,772 93,947
Net Increase (Decrease) in Net Assets
Resulting from Operations ................
272,377 365,261 209,152 466,567 95,185 141,428
Distributions to Shareholders from:
Net Investment Income & Net Realized
Gain on Investments ............................
— (392) — (73,702) — (55,199)
Net Decrease in Net Assets Resulting
from Distributions to Shareholders ....
— (392) — (73,702) — (55,199)
Capital Transactions:
Shares Sold ............................................ 17,037 31,596 30,945 45,950 8,692 15,414
Reinvestment of Distributions Paid .......... — 392 — 73,702 — 55,199
Shares Redeemed .................................. (61,062) (80,457) (139,659) (197,327) (37,678) (54,141)
Net Increase (Decrease) in Net Assets
Resulting from Capital Transactions ..
(44,025) (48,469) (108,714) (77,675) (28,986) 16,472
Total Increase (Decrease) in Net Assets ..... 228,352 316,400 100,438 315,190 66,199 102,701
Net Assets
Beginning of Period ................................... 1,067,103 750,703 1,279,119 963,929 668,896 566,195
End of Period .............................................
$ 1,295,455 $ 1,067,103 $ 1,379,557 $ 1,279,119 $ 735,095 $ 668,896
Portfolio Share Transactions:
Shares Sold ............................................ 4,940 12,321 7,327 13,468 4,867 9,820
Reinvestment of Distributions Paid ......... — 138 — 20,337 — 35,681
Shares Redeemed .................................. (17,726) (30,806) (33,189) (56,929) (21,032) (34,495)
Net Increase (Decrease) in Shares
Resulting from Portfolio Share
Transactions ....................................
(12,786) (18,347) (25,862) (23,124) (16,165) 11,006

Northwestern Mutual Series Fund, Inc.
(in thousands)
The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets
Large Cap Blend Portfolio Index 500 Stock Portfolio Large Company Value Portfolio
For the Six
Months
Ended June
30, 2024
(unaudited)
For the
Year Ended
December 31,
2023
For the Six
Months
Ended June
30, 2024
(unaudited)
For the
Year Ended
December 31,
2023
For the Six
Months
Ended June
30, 2024
(unaudited)
For the
Year Ended
December 31,
2023
Change in Net Assets
Operations
Net Investment Income (Loss) ................ $ 526 $ 1,400 $ 36,606 $ 73,345 $ 1,636 $ 3,096
Net Realized Gain (Loss) on Investments 11,484 38,892 95,170 102,837 4,449 5,908
Net Change in Unrealized Appreciation
(Depreciation) of Investments .............. 14,201 (4,799) 692,947 974,774 (1,327) (3,512)
Net Increase (Decrease) in Net Assets
Resulting from Operations ................
26,211 35,493 824,723 1,150,956 4,758 5,492
Distributions to Shareholders from:
Net Investment Income & Net Realized
Gain on Investments ............................
— (16,333) — (102,966) — (24,155)
Net Decrease in Net Assets Resulting
from Distributions to Shareholders ....
— (16,333) — (102,966) — (24,155)
Capital Transactions:
Shares Sold ............................................ 2,933 4,962 188,327 307,603 6,133 15,882
Reinvestment of Distributions Paid .......... — 16,333 — 102,966 — 24,155
Shares Redeemed .................................. (52,359) (48,649) (306,449) (439,392) (14,511) (21,790)
Net Increase (Decrease) in Net Assets
Resulting from Capital Transactions ..
(49,426) (27,354) (118,122) (28,823) (8,378) 18,247
Total Increase (Decrease) in Net Assets ..... (23,215) (8,194) 706,601 1,019,167 (3,620) (416)
Net Assets
Beginning of Period ................................... 187,733 195,927 5,485,081 4,465,914 151,998 152,414
End of Period .............................................
$ 164,518 $ 187,733 $ 6,191,682 $ 5,485,081 $ 148,378 $ 151,998
Portfolio Share Transactions:
Shares Sold ............................................ 2,294 4,348 22,279 43,380 7,376 17,828
Reinvestment of Distributions Paid ......... — 14,688 — 13,944 — 31,617
Shares Redeemed .................................. (40,760) (42,245) (36,101) (61,421) (17,480) (25,066)
Net Increase (Decrease) in Shares
Resulting from Portfolio Share
Transactions ....................................
(38,466) (23,209) (13,822) (4,097) (10,104) 24,379

Northwestern Mutual Series Fund, Inc.
(in thousands)
The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets
Domestic Equity Portfolio Equity Income Portfolio Mid Cap Growth Stock Portfolio
For the Six
Months
Ended June
30, 2024
(unaudited)
For the
Year Ended
December 31,
2023
For the Six
Months
Ended June
30, 2024
(unaudited)
For the
Year Ended
December 31,
2023
For the Six
Months
Ended June
30, 2024
(unaudited)
For the
Year Ended
December 31,
2023
Change in Net Assets
Operations
Net Investment Income (Loss) ................ $ 10,453 $ 20,801 $ 7,758 $ 15,454 $ (478) $ 944
Net Realized Gain (Loss) on Investments 56,214 81,380 38,067 26,642 42,831 (24,840)
Net Change in Unrealized Appreciation
(Depreciation) of Investments .............. (29,836) (64,424) 9,354 22,318 (31,105) 169,115
Net Increase (Decrease) in Net Assets
Resulting from Operations ................
36,831 37,757 55,179 64,414 11,248 145,219
Distributions to Shareholders from:
Net Investment Income & Net Realized
Gain on Investments ............................
— (65,750) — (73,266) — (2,522)
Net Decrease in Net Assets Resulting
from Distributions to Shareholders ....
— (65,750) — (73,266) — (2,522)
Capital Transactions:
Shares Sold ............................................ 37,588 79,014 9,460 24,796 10,361 19,633
Reinvestment of Distributions Paid .......... — 65,750 — 73,266 — 2,522
Shares Redeemed .................................. (92,070) (119,824) (55,801) (74,095) (88,785) (91,652)
Net Increase (Decrease) in Net Assets
Resulting from Capital Transactions ..
(54,482) 24,940 (46,341) 23,967 (78,424) (69,497)
Total Increase (Decrease) in Net Assets ..... (17,651) (3,053) 8,838 15,115 (67,176) 73,200
Net Assets
Beginning of Period ................................... 1,057,066 1,060,119 717,491 702,376 1,081,974 1,008,774
End of Period .............................................
$ 1,039,415 $ 1,057,066 $ 726,329 $ 717,491 $ 1,014,798 $ 1,081,974
Portfolio Share Transactions:
Shares Sold ............................................ 22,998 50,536 5,455 14,994 3,247 6,883
Reinvestment of Distributions Paid ......... — 44,098 — 47,699 — 869
Shares Redeemed .................................. (56,180) (75,951) (32,164) (44,900) (27,961) (31,776)
Net Increase (Decrease) in Shares
Resulting from Portfolio Share
Transactions ....................................
(33,182) 18,683 (26,709) 17,793 (24,714) (24,024)

Northwestern Mutual Series Fund, Inc.
(in thousands)
The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets
Index 400 Stock Portfolio Mid Cap Value Portfolio
Small Cap Growth Stock
Portfolio
For the Six
Months
Ended June
30, 2024
(unaudited)
For the
Year Ended
December 31,
2023
For the Six
Months
Ended June
30, 2024
(unaudited)
For the
Year Ended
December 31,
2023
For the Six
Months
Ended June
30, 2024
(unaudited)
For the
Year Ended
December 31,
2023
Change in Net Assets
Operations
Net Investment Income (Loss) ................ $ 9,073 $ 16,869 $ 7,066 $ 13,979 $ (175) $ 1,051
Net Realized Gain (Loss) on Investments 54,965 44,579 14,448 19,628 39,757 33,134
Net Change in Unrealized Appreciation
(Depreciation) of Investments .............. 13,650 120,479 (15,508) 6,722 3,060 74,030
Net Increase (Decrease) in Net Assets
Resulting from Operations ................
77,688 181,927 6,006 40,329 42,642 108,215
Distributions to Shareholders from:
Net Investment Income & Net Realized
Gain on Investments ............................
— (65,023) — (94,795) — (192)
Net Decrease in Net Assets Resulting
from Distributions to Shareholders ....
— (65,023) — (94,795) — (192)
Capital Transactions:
Shares Sold ............................................ 42,778 78,609 23,272 48,106 16,608 35,093
Reinvestment of Distributions Paid .......... — 65,023 — 94,795 — 192
Shares Redeemed .................................. (76,296) (107,432) (71,359) (73,856) (36,970) (51,516)
Net Increase (Decrease) in Net Assets
Resulting from Capital Transactions ..
(33,518) 36,200 (48,087) 69,045 (20,362) (16,231)
Total Increase (Decrease) in Net Assets ..... 44,170 153,104 (42,081) 14,579 22,280 91,792
Net Assets
Beginning of Period ................................... 1,290,814 1,137,710 665,543 650,964 686,669 594,877
End of Period .............................................
$ 1,334,984 $ 1,290,814 $ 623,462 $ 665,543 $ 708,949 $ 686,669
Portfolio Share Transactions:
Shares Sold ............................................ 18,948 38,677 15,513 30,757 7,200 17,413
Reinvestment of Distributions Paid ......... — 32,560 — 68,444 — 92
Shares Redeemed .................................. (33,666) (52,277) (47,627) (46,611) (16,031) (25,232)
Net Increase (Decrease) in Shares
Resulting from Portfolio Share
Transactions ....................................
(14,718) 18,960 (32,114) 52,590 (8,831) (7,727)

Northwestern Mutual Series Fund, Inc.
(in thousands)
The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets
Index 600 Stock Portfolio Small Cap Value Portfolio International Growth Portfolio
For the Six
Months
Ended June
30, 2024
(unaudited)
For the
Year Ended
December 31,
2023
For the Six
Months
Ended June
30, 2024
(unaudited)
For the
Year Ended
December 31,
2023
For the Six
Months
Ended June
30, 2024
(unaudited)
For the
Year Ended
December 31,
2023
Change in Net Assets
Operations
Net Investment Income (Loss) ................ $ 3,447 $ 5,645 $ 2,616 $ 4,456 $ 6,877 $ 9,421
Net Realized Gain (Loss) on Investments 8,351 9,303 23,588 21,102 16,440 27,399
Net Change in Unrealized Appreciation
(Depreciation) of Investments .............. (15,392) 44,818 (28,514) 46,170 44,235 144,441
Net Increase (Decrease) in Net Assets
Resulting from Operations ................
(3,594) 59,766 (2,310) 71,728 67,552 181,261
Distributions to Shareholders from:
Net Investment Income & Net Realized
Gain on Investments ............................
— (20,110) — (39,232) — (28,510)
Net Decrease in Net Assets Resulting
from Distributions to Shareholders ....
— (20,110) — (39,232) — (28,510)
Capital Transactions:
Shares Sold ............................................ 30,696 49,586 8,171 23,020 35,761 68,224
Reinvestment of Distributions Paid .......... — 20,110 — 39,232 — 28,510
Shares Redeemed .................................. (26,004) (43,358) (33,917) (54,517) (63,594) (123,661)
Net Increase (Decrease) in Net Assets
Resulting from Capital Transactions ..
4,692 26,338 (25,746) 7,735 (27,833) (26,927)
Total Increase (Decrease) in Net Assets ..... 1,098 65,994 (28,056) 40,231 39,719 125,824
Net Assets
Beginning of Period ................................... 437,546 371,552 575,849 535,618 1,018,872 893,048
End of Period .............................................
$ 438,644 $ 437,546 $ 547,793 $ 575,849 $ 1,058,591 $ 1,018,872
Portfolio Share Transactions:
Shares Sold ............................................ 20,397 35,240 4,323 12,711 17,868 38,455
Reinvestment of Distributions Paid ......... — 14,733 — 22,599 — 16,414
Shares Redeemed .................................. (17,260) (30,488) (17,953) (29,716) (31,801) (69,164)
Net Increase (Decrease) in Shares
Resulting from Portfolio Share
Transactions ....................................
3,137 19,485 (13,630) 5,594 (13,933) (14,295)

Northwestern Mutual Series Fund, Inc.
(in thousands)
The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets
Research International Core
Portfolio International Equity Portfolio
Emerging Markets Equity
Portfolio
For the Six
Months
Ended June
30, 2024
(unaudited)
For the
Year Ended
December 31,
2023
For the Six
Months
Ended June
30, 2024
(unaudited)
For the
Year Ended
December 31,
2023
For the Six
Months
Ended June
30, 2024
(unaudited)
For the
Year Ended
December 31,
2023
Change in Net Assets
Operations
Net Investment Income (Loss) ................ $ 11,325 $ 14,683 $ 38,993 $ 47,737 $ 13,345 $ 16,706
Net Realized Gain (Loss) on Investments (11,372) 5,645 34,713 (6,228) (21,331) (24,775)
Net Change in Unrealized Appreciation
(Depreciation) of Investments .............. 41,466 76,053 (12,051) 228,674 54,614 67,094
Net Increase (Decrease) in Net Assets
Resulting from Operations ................
41,419 96,381 61,655 270,183 46,628 59,025
Distributions to Shareholders from:
Net Investment Income & Net Realized
Gain on Investments ............................
— (28,569) — (54,274) — (19,064)
Net Decrease in Net Assets Resulting
from Distributions to Shareholders ....
— (28,569) — (54,274) — (19,064)
Capital Transactions:
Shares Sold ............................................ 44,727 75,096 55,386 80,865 139,376 100,737
Reinvestment of Distributions Paid .......... — 28,569 — 54,274 — 19,064
Shares Redeemed .................................. (51,799) (86,899) (92,909) (199,969) (50,448) (92,183)
Net Increase (Decrease) in Net Assets
Resulting from Capital Transactions ..
(7,072) 16,766 (37,523) (64,830) 88,928 27,618
Total Increase (Decrease) in Net Assets ..... 34,347 84,578 24,132 151,079 135,556 67,579
Net Assets
Beginning of Period ................................... 828,651 744,073 1,877,275 1,726,196 921,817 854,238
End of Period .............................................
$ 862,998 $ 828,651 $ 1,901,407 $ 1,877,275 $ 1,057,373 $ 921,817
Portfolio Share Transactions:
Shares Sold ............................................ 40,735 72,218 34,704 53,847 148,810 109,838
Reinvestment of Distributions Paid ......... — 28,008 — 36,038 — 21,229
Shares Redeemed .................................. (46,969) (83,330) (57,578) (133,003) (53,675) (100,009)
Net Increase (Decrease) in Shares
Resulting from Portfolio Share
Transactions ....................................
(6,234) 16,896 (22,874) (43,118) 95,135 31,058

Northwestern Mutual Series Fund, Inc.
(in thousands)
The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets
Government Money Market
Portfolio Short-Term Bond Portfolio Select Bond Portfolio
For the Six
Months
Ended June
30, 2024
(unaudited)
For the
Year Ended
December 31,
2023
For the Six
Months
Ended June
30, 2024
(unaudited)
For the
Year Ended
December 31,
2023
For the Six
Months
Ended June
30, 2024
(unaudited)
For the
Year Ended
December 31,
2023
Change in Net Assets
Operations
Net Investment Income (Loss) ................ $ 12,926 $ 25,157 $ 7,811 $ 13,009 $ 62,252 $ 108,614
Net Realized Gain (Loss) on Investments 5 6 (2,474) (5,449) (48,946) (135,060)
Net Change in Unrealized Appreciation
(Depreciation) of Investments .............. — — 1,995 11,851 (20,222) 197,145
Net Increase (Decrease) in Net Assets
Resulting from Operations ................
12,931 25,163 7,332 19,411 (6,916) 170,699
Distributions to Shareholders from:
Net Investment Income & Net Realized
Gain on Investments ............................
(12,936) (25,161) — (7,807) — (73,967)
Net Decrease in Net Assets Resulting
from Distributions to Shareholders ....
(12,936) (25,161) — (7,807) — (73,967)
Capital Transactions:
Shares Sold ............................................ 146,047 243,145 24,033 38,609 138,134 187,783
Reinvestment of Distributions Paid .......... 12,936 25,161 — 7,807 — 73,967
Shares Redeemed .................................. (164,032) (284,441) (33,462) (55,526) (228,124) (241,401)
Net Increase (Decrease) in Net Assets
Resulting from Capital Transactions ..
(5,049) (16,135) (9,429) (9,110) (89,990) 20,349
Total Increase (Decrease) in Net Assets ..... (5,054) (16,133) (2,097) 2,494 (96,906) 117,081
Net Assets
Beginning of Period ................................... 526,384 542,517 385,232 382,738 2,903,697 2,786,616
End of Period .............................................
$ 521,330 $ 526,384 $ 383,135 $ 385,232 $ 2,806,791 $ 2,903,697
Portfolio Share Transactions:
Shares Sold ............................................ 146,047 243,145 23,372 38,413 126,825 173,529
Reinvestment of Distributions Paid ......... 12,936 25,161 — 7,862 — 70,445
Shares Redeemed .................................. (164,032) (284,441) (32,549) (55,337) (207,666) (223,248)
Net Increase (Decrease) in Shares
Resulting from Portfolio Share
Transactions ....................................
(5,049) (16,135) (9,177) (9,062) (80,841) 20,726

Northwestern Mutual Series Fund, Inc.
(in thousands)
The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets
Long-Term U.S. Government
Bond Portfolio Inflation Protection Portfolio High Yield Bond Portfolio
For the Six
Months
Ended June
30, 2024
(unaudited)
For the
Year Ended
December 31,
2023
For the Six
Months
Ended June
30, 2024
(unaudited)
For the
Year Ended
December 31,
2023
For the Six
Months
Ended June
30, 2024
(unaudited)
For the
Year Ended
December 31,
2023
Change in Net Assets
Operations
Net Investment Income (Loss) ................ $ 1,724 $ 2,983 $ 8,021 $ 12,871 $ 21,523 $ 43,691
Net Realized Gain (Loss) on Investments (4,263) (25,340) (133) (8,219) (11,762) (15,561)
Net Change in Unrealized Appreciation
(Depreciation) of Investments .............. (2,679) 26,557 (4,408) 11,085 2,917 60,484
Net Increase (Decrease) in Net Assets
Resulting from Operations ................
(5,218) 4,200 3,480 15,737 12,678 88,614
Distributions to Shareholders from:
Net Investment Income & Net Realized
Gain on Investments ............................
— (2,679) — (20,508) — (40,679)
Net Decrease in Net Assets Resulting
from Distributions to Shareholders ....
— (2,679) — (20,508) — (40,679)
Capital Transactions:
Shares Sold ............................................ 9,520 32,371 22,187 33,814 29,153 49,592
Reinvestment of Distributions Paid .......... — 2,679 — 20,508 — 40,679
Shares Redeemed .................................. (9,899) (15,679) (30,981) (55,810) (109,027) (83,267)
Net Increase (Decrease) in Net Assets
Resulting from Capital Transactions ..
(379) 19,371 (8,794) (1,488) (79,874) 7,004
Total Increase (Decrease) in Net Assets ..... (5,597) 20,892 (5,314) (6,259) (67,196) 54,939
Net Assets
Beginning of Period ................................... 121,049 100,157 417,289 423,548 744,344 689,405
End of Period .............................................
$ 115,452 $ 121,049 $ 411,975 $ 417,289 $ 677,148 $ 744,344
Portfolio Share Transactions:
Shares Sold ............................................ 15,341 50,464 21,544 32,100 43,398 76,343
Reinvestment of Distributions Paid ......... — 4,349 — 20,406 — 64,163
Shares Redeemed .................................. (15,781) (24,015) (30,030) (53,249) (162,679) (128,893)
Net Increase (Decrease) in Shares
Resulting from Portfolio Share
Transactions ....................................
(440) 30,798 (8,486) (743) (119,281) 11,613

Northwestern Mutual Series Fund, Inc.
(in thousands)
The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets
Multi-Sector Bond Portfolio Balanced Portfolio Asset Allocation Portfolio
For the Six
Months
Ended June
30, 2024
(unaudited)
For the
Year Ended
December 31,
2023
For the Six
Months
Ended June
30, 2024
(unaudited)
For the
Year Ended
December 31,
2023
For the Six
Months
Ended June
30, 2024
(unaudited)
For the
Year Ended
December 31,
2023
Change in Net Assets
Operations
Net Investment Income (Loss) ................ $ 30,345 $ 51,520 $ 6,208 $ 40,965 $ 958 $ 5,161
Net Realized Gain (Loss) on Investments (14,000) (34,031) 14,524 40,097 433 8,417
Net Change in Unrealized Appreciation
(Depreciation) of Investments .............. 5,915 89,915 52,755 154,193 12,953 24,028
Net Increase (Decrease) in Net Assets
Resulting from Operations ................
22,260 107,404 73,487 235,255 14,344 37,606
Distributions to Shareholders from:
Net Investment Income & Net Realized
Gain on Investments ............................
— (29,062) — (111,419) — (21,214)
Net Decrease in Net Assets Resulting
from Distributions to Shareholders ....
— (29,062) — (111,419) — (21,214)
Capital Transactions:
Shares Sold ............................................ 101,750 94,136 35,882 60,580 10,510 12,637
Reinvestment of Distributions Paid .......... — 29,062 — 111,419 — 21,214
Shares Redeemed .................................. (65,708) (114,440) (133,491) (216,520) (24,244) (34,119)
Net Increase (Decrease) in Net Assets
Resulting from Capital Transactions ..
36,042 8,758 (97,609) (44,521) (13,734) (268)
Total Increase (Decrease) in Net Assets ..... 58,302 87,100 (24,122) 79,315 610 16,124
Net Assets
Beginning of Period ................................... 1,199,679 1,112,579 1,962,442 1,883,127 273,823 257,699
End of Period .............................................
$ 1,257,981 $ 1,199,679 $ 1,938,320 $ 1,962,442 $ 274,433 $ 273,823
Portfolio Share Transactions:
Shares Sold ............................................ 104,434 100,853 27,411 48,196 9,467 11,941
Reinvestment of Distributions Paid ......... — 31,692 — 91,778 — 20,984
Shares Redeemed .................................. (67,194) (122,889) (101,902) (173,156) (21,815) (32,410)
Net Increase (Decrease) in Shares
Resulting from Portfolio Share
Transactions ....................................
37,240 9,656 (74,491) (33,182) (12,348) 515

Northwestern Mutual Series Fund, Inc.
For the Six Months Ended June 30, 2024 (unaudited) (in thousands)
The Accompanying Notes are an Integral Part of the Financial Statements.

Statement of Cash Flows
Cash and Restricted Cash is the sum of Cash and Collateral with Counterparty from the Statement of Assets and Liabilities.
Supplemental disclosure of cash flow information:
Interest paid was $1,089 for the period ended June 30, 2024.
Long-Term U.S.
Government Bond Portfolio
Cash Flows from Operating Activities
Net Increase (Decrease) in Net Assets Resulting from Operations ..................... $ (5,218)
Adjustments to Reconcile Net Increase (Decrease) in Net Assets Resulting from
Operations to Net Cash from Operating Activities
Purchase of Investment Securities ................................................................. (74,455)
Proceeds from Disposition of Investment Securities ....................................... 102,328
(Purchase) or Sale of Short-Term Investment Securities, Net…………………. (41,200)
Proceeds from (Payments for) Closed Futures Contracts and Cleared Swaps 1,598
Cash Paid for Terminated Options Written ........................................................ (10)
Premiums Received on Options Written ........................................................... 68
Amortization (Accretion) of Premium/Discount, net ......................................... (461)
(Increase) Decrease in:
Receivable for Investment Securities Sold .................................................. (2,284)
Prepaid Expenses and Other Assets ........................................................... (11)
Dividends and Interest Receivable .............................................................. (117)
Increase (Decrease) in:
Collateral from counterparty .......................................................................... (2,041)
Payable for investment advisory fees ............................................................ (4)
Accrued Expenses ......................................................................................... 10
Change in Net Unrealized (Appreciation) Depreciation of:
Investment Securities ................................................................................. 4,447
Futures Contracts ....................................................................................... (1,703)
Options Written .............................................................................................. 1
Swap Contracts .......................................................................................... (66)
Net Realized (Gain) Loss from:
Investment Securities ................................................................................. 4,345
Futures Contracts ....................................................................................... (170)
Options Written .............................................................................................. (65)
Paydowns .................................................................................................. 1
Swap Contracts .......................................................................................... 153
Total Adjustments .......................................................................................... (9,636)
Net Cash (Used in) Provided by Operating Activities ......................................... (14,854)
Cash Flows from Financing Activities
Cash Received from Financing Transactions ..................................................... 908,671
Cash (Used for) Financing Transactions ............................................................ (893,652)
Proceeds from Portfolio Shares Sold ................................................................. 9,546
Payment on Portfolio Shares Redeemed ........................................................... (9,888)
Net Cash (Used in) Provided by Financing Activities .......................................... 14,677
Net Increase (Decrease) in Cash and Cash Equivalents ....................................... (177)
Cash and Restricted Cash, Beginning of Period ................................................... 2,366
Cash and Restricted Cash, End of Period ............................................................ $ 2,189

Financial Highlights
Northwestern Mutual Series Fund, Inc.
(For a share outstanding through the period)
The Accompanying Notes are an Integral Part of the Financial Statements.

Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
Net Realized
and
Unrealized
Gain
(Loss) on
Investments
Total from
Investment
Operations
Distributions
from Net
Investment
Income
Distributions
from
Realized
Gains on
Investments
Total
Distributions
Net Asset
Value, End of
Period Total Return
*
Net Assets,
End of Period
(thousands)
Ratio of
Gross
Expenses to
Average Net
Assets
†
Ratio of Net
Expenses to
Average Net
Assets
†
Ratio of Net
Investment
Income
(Loss) to
Average Net
Assets
Portfolio
Turnover
Rate
Growth Stock Portfolio
2024
@
 . . . $ 3.06 $ 0.00
‡
$ 0.79 $ 0.79 $ — $ — $ — $ 3.85 26.01% $ 1,295,455 0.43%
+
0.42%
+
0.11%
+
4%
2023 . . . . 2.04 0.00
‡
1.02 1.02 (0.00)
‡
— (0.00)
‡
3.06 49.69 1,067,103 0.43 0.43 0.14 9
2022 . . . . 4.04 0.00
‡
(1.50) (1.50) — (0.50) (0.50) 2.04 (38.70) 750,703 0.43 0.43 0.04 14
2021 . . . . 3.60 0.00
‡
0.61 0.61 (0.00)
‡
(0.17) (0 .17) 4.04 16.67 1,389,899 0.42 0.42 (0.10) 36
2020 . . . . 3.18 0.00
‡
1.04 1.04 (0.02) (0.60) (0.62) 3.60 34.97 1,286,403 0.43 0.42 0.00 24
2019 . . . . 2.75 0.02 0.77 0.79 (0.02) (0 .34) (0.36) 3.18 29.68 1,083,324 0.43 0.42 0.71 116
Focused Appreciation Portfolio
2024
@
 . . . $ 3.87 $ 0.00
‡
$ 0.65 $ 0.65 $ — $ — $ — $ 4.52 16.99% $ 1,379,557 0.74%
+
0.61%
+
0.09%
+
6%
2023 . . . . 2.72 0.00
‡
1.38 1.38 — (0.23) (0.23) 3.87 50.99 1,279,119 0.74 0.62 (0.10) 7
2022 . . . . 4.32 0.00
‡
(1.19) (1.19) (0.00)
‡
(0.41) (0.41) 2.72 (27.83) 963,929 0.74 0.62 (0.03) 18
2021 . . . . 4.02 0.00
‡
0.76 0.76 (0.01) (0.45) (0.46) 4.32 18.90 1,327,361 0.74 0.62 (0.01) 11
2020 . . . . 3.17 0.01 1.02 1.03 (0.02) (0.16) (0.18) 4.02 32.55 1,186,696 0.75 0.62 0.19 21
2019 . . . . 2.57 0.02 0.78 0.80 (0.02) (0.18) (0.20) 3.17 31.97 1,012,624 0.75 0.63 0.58 7
Large Cap Core Stock Portfolio
2024
@
 . . . $ 1.66 $ 0.01 $ 0.23 $ 0.24 $ — $ — $ — $ 1.90 14.42% $ 735,095 0.44%
+
0.43%
+
0.67%
+
32%
2023 . . . . 1.44 0.01 0.36 0.37 (0.02) (0.13) (0.15) 1.66 25.78 668,896 0.45 0.44 0.82 63
2022 . . . . 2.21 0.02 (0.43) (0.41) (0.02) (0.34) (0.36) 1 .44 (18.88) 566,195 0.44 0.44 0.94 55
2021 . . . . 1.91 0.01 0.47 0.48 (0.02) (0.16) (0.18) 2.21 25.10 842,806 0.44 0.43 0.70 56
2020 . . . . 1.62 0.02 0.34 0.36 (0.02) (0.05) (0.07) 1.91 22.74 719,977 0.45 0.44 0.98 72
2019 . . . . 1.31 0.02 0.39 0.41 (0.02) (0.08) (0.10) 1.62 31.19 633,208 0.45 0.44 1.19 54
Large Cap Blend Portfolio
2024
@
 . . . $ 1.19 $ 0.00
‡
$ 0.19 $ 0 .19 $ — $ — $ — $ 1.38 15.84% $ 164,518 0.82%
+
0.74%
+
0.59%
+
30%
2023 . . . . 1.08 0.01 0.21 0.22 (0.01) (0.10) (0.11) 1.19 20.61 187,733 0.82 0.75 0.75 119
2022 . . . . 1.39 0.01 (0.21) (0.20) (0.01) (0.10) (0.11) 1.08 (13.78) 195,927 0.81 0.76 0.78 38
2021 . . . . 1.25 0.01 0.22 0.23 (0.01) (0.08) (0.09) 1.39 18.46 203,126 0.81 0.78 0.68 19
2020 . . . . 1.22 0.01 0.10 0.11 (0.06) (0.02) (0.08) 1.25 10.05 180,564 0.83 0.80 0.77 28
2019 . . . . 1.09 0.06 0.20 0.26 (0.01) (0.12) (0.13) 1.22 23.97 174,953 0.82 0.82 4.92 24
*
Total Return includes deductions for management and other fund expenses; excludes deductions for sales loads and account fees, not annualized for periods less than one year.
†
Expense ratios are based upon the direct and allocated expenses of the Portfolio and do not include the effect of underlying funds’ expenses. For additional information on underlying funds’
expenses, please refer to the Fee and Expense table in the Prospectus.
@
For the six months ended June 30, 2024. (Unaudited)
‡
Amount is less than $0.005.
+
Computed on an annualized basis.

Financial Highlights
Northwestern Mutual Series Fund, Inc.
(For a share outstanding through the period)
The Accompanying Notes are an Integral Part of the Financial Statements.

Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
Net Realized
and
Unrealized
Gain
(Loss) on
Investments
Total from
Investment
Operations
Distributions
from Net
Investment
Income
Distributions
from
Realized
Gains on
Investments
Total
Distributions
Net Asset
Value, End of
Period Total Return
*
Net Assets,
End of Period
(thousands)
Ratio of
Gross
Expenses to
Average Net
Assets
†
Ratio of Net
Expenses to
Average Net
Assets
†
Ratio of Net
Investment
Income
(Loss) to
Average Net
Assets
Portfolio
Turnover
Rate
Index 500 Stock Portfolio
2024
@
 . . . $ 7.88 $ 0 .05 $ 1.15 $ 1.20 $ — $ — $ — $ 9.08 15.16% $ 6,191,682 0.21%
+
0.19%
+
1.26%
+
1%
2023 . . . . 6.38 0.11 1.54 1.65 (0.10) (0.05) (0.15) 7.88 26.04 5,485,081 0.21 0.20 1.48 2
2022 . . . . 8.18 0.10 (1.59) (1.49) (0.09) (0.22) (0.31) 6.38 (18.28) 4,465,914 0.21 0.20 1.41 2
2021 . . . . 6.60 0.09 1.77 1.86 (0.09) (0.19) (0.28) 8.18 28.45 5,504,970 0.21 0.19 1.19 3
2020 . . . . 5.79 0.09 0.94 1.03 (0.10) (0.12) (0.22) 6.60 18.18 4,419,729 0.21 0.20 1.63 5
2019 . . . . 4.59 0.10 1.32 1.42 (0.09) (0.13) (0.22) 5.79 31.18 3,867,280 0.21 0.20 1.81 4
Large Company Value Portfolio
2024
@
 . . . $ 0.80 $ 0.01 $ 0.02 $ 0.03 $ — $ — $ — $ 0.83 3.12% $ 148,378 0.79%
+
0.74%
+
2.15%
+
21%
2023 . . . . 0.92 0.02 0.01 0.03 (0.03) (0.12) (0.15) 0.80 3.80 151,998 0.80 0.75 2.07 36
2022 . . . . 1.19 0.02 (0.03) (0.01) (0.04) (0.22) (0.26) 0.92 (0.34) 152,414 0.78 0.74 1.87 37
2021 . . . . 1.00 0.02 0.19 0.21 (0.01) (0.01) (0.02) 1.19 21 .92 227,560 0.76 0.74 1.63 40
2020 . . . . 1.03 0.02 0.00
‡
0.02 (0.02) (0.03) (0.05) 1.00 2.64 211,998 0.78 0.76 2.02 84
2019 . . . . 0.89 0.02 0.21 0.23 (0.02) (0.07) (0.09) 1.03 27.66 205,550 0.77 0.75 1.86 62
Domestic Equity Portfolio
2024
@
 . . . $ 1.58 $ 0.02 $ 0.04 $ 0.06 $ — $ — $ — $ 1.64 3.42% $ 1,039,415 0.54%
+
0.50%
+
1.97%
+
16%
2023 . . . . 1.63 0.03 0.02 0.05 (0.03) (0.07) (0.10) 1.58 3.71 1,057,066 0.54 0.50 2.04 23
2022 . . . . 1.93 0.03 (0.10) (0.07) (0.03) (0.20) (0.23) 1.63 (2.99) 1,060,119 0.53 0.50 1.84 12
2021 . . . . 1.64 0.03 0.33 0.36 (0.03) (0.04) (0.07) 1.93 22.71 1,096,677 0.53 0.50 1.77 29
2020 . . . . 1.75 0.03 (0.04) (0.01) (0.03) (0.07) (0.10) 1.64 0.73 946,072 0.55 0.53 2.25 33
2019 . . . . 1.55 0.03 0.28 0.31 (0.03) (0.08) (0.11) 1.75 20.77 920,776 0.54 0.53 2.08 12
Equity Income Portfolio
2024
@
 . . . $ 1.66 $ 0.02 $ 0.11 $ 0.13 $ — $ — $ — $ 1.79 7.92% $ 726,329 0.66%
+
0.57%
+
2.14%
+
11%
2023 . . . . 1.69 0.04 0.11 0.15 (0.04) (0.14) (0.18) 1.66 9.68 717,491 0.66 0.57 2.24 18
2022 . . . . 2.01 0.04 (0.10) (0.06) (0.04) (0.22) (0.26) 1.69 (3.22) 702,376 0.65 0.57 2.17 15
2021 . . . . 1.63 0.03 0.39 0.42 (0.04) — (0.04) 2.01 25.70 867,936 0.65 0.57 1.74 18
2020 . . . . 1.78 0.04 (0.05) (0.01) (0.07) (0.07) (0.14) 1.63 1.20 787,521 0.66 0.59 2.48 30
2019 . . . . 1.53 0.07 0.33 0.40 (0.04) (0.11) (0.15) 1.78 26.61 814,252 0.65 0.61 4.21 18
*
Total Return includes deductions for management and other fund expenses; excludes deductions for sales loads and account fees, not annualized for periods less than one year.
†
Expense ratios are based upon the direct and allocated expenses of the Portfolio and do not include the effect of underlying funds’ expenses. For additional information on underlying funds’
expenses, please refer to the Fee and Expense table in the Prospectus.
@
For the six months ended June 30, 2024. (Unaudited)
‡
Amount is less than $0.005.
+
Computed on an annualized basis.

Financial Highlights
Northwestern Mutual Series Fund, Inc.
(For a share outstanding through the period)
The Accompanying Notes are an Integral Part of the Financial Statements.

Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
Net Realized
and
Unrealized
Gain
(Loss) on
Investments
Total from
Investment
Operations
Distributions
from Net
Investment
Income
Distributions
from
Realized
Gains on
Investments
Total
Distributions
Net Asset
Value, End of
Period Total Return
*
Net Assets,
End of Period
(thousands)
Ratio of
Gross
Expenses to
Average Net
Assets
†
Ratio of Net
Expenses to
Average Net
Assets
†
Ratio of Net
Investment
Income
(Loss) to
Average Net
Assets
Portfolio
Turnover
Rate
Mid Cap Growth Stock Portfolio
2024
@
 . . . $ 3.11 $ 0.00
‡
$ 0.03 $ 0.03 $ — $ — $ — $ 3.14 0.96% $ 1,014,798 0.54%
+
0.54%
+
(0.09)%
+
38%
2023 . . . . 2.71 0.00
‡
0.41 0.41 (0.01) — (0.01) 3.11 14.96 1,081,974 0.54 0.54 0.09 39
2022 . . . . 3.94 0.01 (0.95) (0.94) (0.00)
‡
(0.29) (0.29) 2.71 (23.77) 1,008,774 0.53 0.53 0.23 46
2021 . . . . 4.09 0.01 0.41 0.42 (0.01) (0.56) (0.57) 3.94 10.18 1,375,568 0.53 0.52 0.13 30
2020 . . . . 3.42 0.01 0.82 0.83 (0.01) (0.15) (0 .16) 4.09 25.41 1,344,564 0.54 0.54 0.18 47
2019 . . . . 2.69 0.01 0.87 0.88 (0.01) (0.14) (0.15) 3.42 33.01 1,153,757 0.54 0.54 0.28 30
Index 400 Stock Portfolio
2024
@
 . . . $ 2.17 $ 0.02 $ 0 .11 $ 0.13 $ — $ — $ — $ 2.30 6.05% $ 1,334,984 0.28%
+
0.25%
+
1.37%
+
9%
2023 . . . . 1.97 0.03 0.29 0.32 (0.03) (0.09) (0.12) 2.17 16.15 1,290,814 0.28 0.25 1.42 19
2022 . . . . 2.57 0.03 (0.38) (0.35) (0.02) (0.23) (0.25) 1.97 (13.26) 1,137,710 0.28 0.25 1.34 14
2021 . . . . 2.15 0.03 0.49 0.52 (0.02) (0.08) (0.10) 2.57 24.46 1,335,937 0.27 0.24 1.03 20
2020 . . . . 2 .02 0.02 0.23 0.25 (0.03) (0.09) (0.12) 2.15 13.37 1,115,469 0.28 0.26 1.31 18
2019 . . . . 1.74 0.03 0.40 0.43 (0.02) (0.13) (0.15) 2.02 25.88 993,290 0.28 0.26 1.38 16
Mid Cap Value Portfolio
2024
@
 . . . $ 1.48 $ 0.02 $ (0.01) $ 0.01 $ — $ — $ — $ 1.49 0.88% $ 623,462 0.88%
+
0.72%
+
2.17%
+
29%
2023 . . . . 1.64 0.03 0.06 0.09 (0.04) (0.21) (0.25) 1.48 6.26 665,543 0.88 0.72 2.17 50
2022 . . . . 2.00 0.04 (0.08) (0.04) (0.04) (0.28) (0.32) 1.64 (1.15) 650,964 0.88 0.72 2.10 74
2021 . . . . 1.65 0.03 0.35 0.38 (0.02) (0.01) (0.03) 2.00 23.27 704,855 0.88 0.72 1.54 54
2020 . . . . 1.65 0.03 — 0.03 (0.03) — (0.03) 1.65 1.67 600,403 0.89 0.75 1.79 76
2019 . . . . 1.43 0.03 0.37 0.40 (0.03) (0.15) (0.18) 1.65 29.21 591,514 0.89 0.75 1.74 44
Small Cap Growth Stock Portfolio
2024
@
 . . . $ 2.24 $ 0.00
‡
$ 0.14 $ 0.14 $ — $ — $ — $ 2.38 6.34% $ 708,949 0.56%
+
0.56%
+
(0.05)%
+
31%
2023 . . . . 1.89 0.00
‡
0.35 0.35 (0.00)
‡
— (0.00)
‡
2.24 18.36 686,669 0.56 0.56 0.17 64
2022 . . . . 3.22 0.00
‡
(0.90) (0.90) — (0.43) (0.43) 1.89 (28.49) 594,877 0.56 0.56 0.05 52
2021 . . . . 3.42 0.00
‡
0.15 0.15 (0.00)
‡
(0.35) (0.35) 3.22 4.11 830,014 0.54 0.54 (0.06) 43
2020 . . . . 2.72 0.00
‡
0.86 0.86 (0.00)
‡
(0.16) (0.16) 3.42 33.47 840,446 0.56 0.56 0.10 60
2019 . . . . 2.35 0.00
‡
0.79 0.79 (0 .00)
‡
(0.42) (0.42) 2.72 35.69 671,870 0.56 0.56 0.13 42
*
Total Return includes deductions for management and other fund expenses; excludes deductions for sales loads and account fees, not annualized for periods less than one year.
†
Expense ratios are based upon the direct and allocated expenses of the Portfolio and do not include the effect of underlying funds’ expenses. For additional information on underlying funds’
expenses, please refer to the Fee and Expense table in the Prospectus.
@
For the six months ended June 30, 2024. (Unaudited)
‡
Amount is less than $0.005.
+
Computed on an annualized basis.

Financial Highlights
Northwestern Mutual Series Fund, Inc.
(For a share outstanding through the period)
The Accompanying Notes are an Integral Part of the Financial Statements.

Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
Net Realized
and
Unrealized
Gain
(Loss) on
Investments
Total from
Investment
Operations
Distributions
from Net
Investment
Income
Distributions
from
Realized
Gains on
Investments
Total
Distributions
Net Asset
Value, End of
Period Total Return
*
Net Assets,
End of Period
(thousands)
Ratio of
Gross
Expenses to
Average Net
Assets
†
Ratio of Net
Expenses to
Average Net
Assets
†
Ratio of Net
Investment
Income
(Loss) to
Average Net
Assets
Portfolio
Turnover
Rate
Index 600 Stock Portfolio
2024
@
 . . . $ 1.53 $ 0.01 $ (0.03) $ (0.02) $ — $ — $ — $ 1.51 (0.85)% $ 438,644 0.27%
+
0 .27%
+
1.60%
+
9%
2023 . . . . 1.39 0.02 0.20 0.22 (0.02) (0.06) (0.08) 1.53 15.76 437,546 0.28 0.28 1.45 25
2022 . . . . 1.85 0.02 (0.32) (0.30) (0.02) (0.14) (0.16) 1.39 (16.37) 371,552 0.28 0.28 1.12 16
2021 . . . . 1.50 0.02 0.37 0.39 (0.01) (0.03) (0.04) 1.85 26.22 434,426 0.27 0.27 1.28 22
2020 . . . . 1.43 0.01 0.13 0.14 (0.02) (0.05) (0.07) 1.50 10.93 344,102 0.31 0.31 1.10 28
2019 . . . . 1.26 0.02 0.25 0.27 (0.00)
‡
(0.10) (0.10) 1.43 22.44 290,111 0.31 0.31 1.25 33
Small Cap Value Portfolio
2024
@
 . . . $ 1.91 $ 0.01 $ (0.02) $ (0.01) $ — $ — $ — $ 1.90 (0.37)% $ 547,793 0.88%
+
0.87%
+
0.94%
+
17%
2023 . . . . 1.81 0.02 0.22 0.24 (0.01) (0.13) (0.14) 1.91 13.85 575,849 0.88 0.87 0.82 29
2022 . . . . 2.58 0.01 (0.48) (0.47) (0 .01) (0.29) (0.30) 1.81 (18.53) 535,618 0.88 0.87 0.50 27
2021 . . . . 2.20 0.01 0.49 0.50 (0.01) (0.11) (0.12) 2.58 23.00 685,304 0.87 0.86 0.27 22
2020 . . . . 2.17 0.01 0.15 0.16 (0.01) (0.12) (0.13) 2.20 9.29 615,079 0.88 0.88 0.50 28
2019 . . . . 2.04 0.01 0.50 0.51 (0.01) (0.37) (0.38) 2.17 25.89 605,534 0.88 0.87 0.48 25
International Growth Portfolio
2024
@
 . . . $ 1.90 $ 0.01 $ 0.12 $ 0.13 $ — $ — $ — $ 2.03 6.67% $ 1,058,591 0.62%
+
0.61%
+
1.31%
+
11%
2023 . . . . 1.63 0.02 0.31 0.33 (0.02) (0.04) (0.06) 1.90 20.77 1,018,872 0.62 0.62 0.99 21
2022 . . . . 2.40 0.02 (0.58) (0.56) (0.01) (0.20) (0.21) 1.63 (23.13) 893,048 0.62 0.62 0.84 15
2021 . . . . 2.14 0.01 0.33 0.34 (0.01) (0.07) (0.08) 2.40 15.92 1,068,232 0.62 0.61 0.51 25
2020 . . . . 1.85 0.01 0.32 0.33 (0.03) (0.01) (0.04) 2.14 17.91 924,242 0.63 0.63 0.64 21
2019 . . . . 1.39 0.03 0.46 0.49 (0.02) (0.01) (0.03) 1.85 34.80 816,113 0.64 0.64 1 .79 21
Research International Core Portfolio
2024
@
 . . . $ 1.07 $ 0.01 $ 0.05 $ 0.06 $ — $ — $ — $ 1.13 5.04% $ 862,998 0.79%
+
0.73%
+
2.68%
+
6%
2023 . . . . 0.98 0.02 0.11 0.13 (0.02) (0.02) (0.04) 1 .07 12.95 828,651 0.80 0.75 1.87 15
2022 . . . . 1.29 0.02 (0.25) (0.23) (0.02) (0.06) (0.08) 0.98 (17.16) 744,073 0.80 0.75 1.83 25
2021 . . . . 1.18 0.02 0.12 0.14 (0.01) (0.02) (0 .03) 1.29 12.07 963,103 0.78 0.73 1.37 18
2020 . . . . 1.08 0.01 0.13 0.14 (0.02) (0.02) (0.04) 1.18 13.46 891,001 0.81 0.76 1.36 25
2019 . . . . 0.88 0.02 0.23 0.25 (0.02) (0.03) (0.05) 1.08 28.25 784,885 0.82 0.77 2.32 18
*
Total Return includes deductions for management and other fund expenses; excludes deductions for sales loads and account fees, not annualized for periods less than one year.
†
Expense ratios are based upon the direct and allocated expenses of the Portfolio and do not include the effect of underlying funds’ expenses. For additional information on underlying funds’
expenses, please refer to the Fee and Expense table in the Prospectus.
@
For the six months ended June 30, 2024. (Unaudited)
+
Computed on an annualized basis.
‡
Amount is less than $0.005.

Financial Highlights
Northwestern Mutual Series Fund, Inc.
(For a share outstanding through the period)
The Accompanying Notes are an Integral Part of the Financial Statements.

Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
Net Realized
and
Unrealized
Gain
(Loss) on
Investments
Total from
Investment
Operations
Distributions
from Net
Investment
Income
Distributions
from
Realized
Gains on
Investments
Total
Distributions
Net Asset
Value, End of
Period Total Return
*
Net Assets,
End of Period
(thousands)
Ratio of
Gross
Expenses to
Average Net
Assets
†
Ratio of Net
Expenses to
Average Net
Assets
†
Ratio of Net
Investment
Income
(Loss) to
Average Net
Assets
Portfolio
Turnover
Rate
International Equity Portfolio
2024
@
 . . . $ 1.58 $ 0.03 $ 0.02 $ 0.05 $ — $ — $ — $ 1.63 3.30% $ 1,901,407 0.68%
+
0.68%
+
4.13%
+
12%
2023 . . . . 1.40 0.04 0.19 0.23 (0.05) — (0.05) 1.58 16.09 1,877,275 0.68 0.68 2.65 14
2022 . . . . 1.59 0.04 (0.15) (0.11) (0.04) (0.04) (0.08) 1.40 (6.83) 1,726,196 0.69 0.63 2.69 13
2021 . . . . 1.55 0.04 0.04 0.08 (0.04) — (0.04) 1.59 5.00 1,865,208 0.68 0.51 2.30 118
2020 . . . . 1.65 0.04 (0.09) (0.05) (0.05) — (0.05) 1.55 (2.71) 1,779,819 0.68 0.54 2.59 65
2019 . . . . 1.58 0.05 0.14 0.19 (0.04) (0.08) (0.12) 1.65 12.60 1,793,034 0.68 0.54 3.33 43
Emerging Markets Equity Portfolio
2024
@
 . . . $ 0.93 $ 0.01 $ 0.04 $ 0.05 $ — $ — $ — $ 0.98 4.60% $ 1,057,373 1.08%
+
0.90%
+
2.78%
+
18%
2023 . . . . 0.89 0.02 0.04 0.06 (0.02) — (0.02) 0.93 6.91 921,817 1.10 0.91 1.89 24
2022 . . . . 1.32 0.01 (0.35) (0.34) (0.01) (0.08) (0.09) 0.89 (25.28) 854,238 1.09 0.91 1.29 33
2021 . . . . 1.39 0.02 (0.08) (0.06) (0.01) — (0.01) 1.32 (4 .55) 993,493 1.06 0.91 1.14 33
2020 . . . . 1.12 0.01 0.28 0.29 (0.02) — (0.02) 1.39 26.86 1,024,098 1.10 0.95 0.67 31
2019 . . . . 0.94 0.02 0.17 0.19 (0.01) — (0.01) 1.12 20.60 834,010 1.11 0.99 2.40 22
Government Money Market Portfolio
2024
@
 . . . $ 1.00 $ 0.02 $ — $ 0.02 $ (0.02) $ — $ (0.02) $ 1.00 2.51% $ 521,330 0.33%
+
0.33%
+
4.98%
+
—%
2023 . . . . 1.00 0.05 — 0.05 (0.05) (0.00)
‡
(0.05) 1.00 4.83 526,384 0.33 0.33 4.72 —
2022 . . . . 1.00 0.01 — 0.01 (0.01) (0.00)
‡
(0.01) 1.00 1.36 542,517 0.33 0.28
**
1.40 —
2021 . . . . 1.00 0.00
‡
— 0.00
‡
(0.00)
‡
(0.00)
‡
(0.00)
‡
1.00 — 488,858 0.33 0.08
**
0.00 —
2020 . . . . 1.00 0.00
‡
— 0.00
‡
(0.00)
‡
(0.00)
‡
(0.00)
‡
1.00 0.31 582,312 0.33 0.25
**
0.26 —
2019 . . . . 1.00 0.02 — 0.02 (0.02) (0.00)
‡
(0.02) 1.00 1.94 446,517 0.33 0.33 1.91 —
Short-Term Bond Portfolio
2024
@
 . . . $ 1.02 $ 0.02 $ — $ 0.02 $ — $ — $ — $ 1.04 1.96% $ 383,135 0.39%
+
0.39%
+
4.10%
+
57%
§
2023 . . . . 0.99 0.03 0.02 0.05 (0.02) — (0.02) 1.02 5.26 385,232 0.38 0.38 3.38 56
§
2022 . . . . 1.05 0.02 (0.07) (0.05) (0.01) (0.00)
‡
(0.01) 0.99 (4.52) 382,738 0.38 0.38 1.90 54
§
2021 . . . . 1.08 0.01 (0.02) (0.01) (0.02) (0.00)
‡
(0.02) 1.05 (0.10) 412,284 0.38 0.38 1.27 46
§
2020 . . . . 1.06 0.02 0.02 0.04 (0.02) — (0.02) 1.08 4.29 383,608 0.39 0.39 1.96 49
§
2019 . . . . 1.03 0.03 0.02 0.05 (0.02) — (0.02) 1.06 4.38 334,574 0.39 0.39 2.47 56
§
*
Total Return includes deductions for management and other fund expenses; excludes deductions for sales loads and account fees, not annualized for periods less than one year.
†
Expense ratios are based upon the direct and allocated expenses of the Portfolio and do not include the effect of underlying funds’ expenses. For additional information on underlying funds’
expenses, please refer to the Fee and Expense table in the Prospectus.
@
For the six months ended June 30, 2024. (Unaudited)
+
Computed on an annualized basis.
**
During the years ended December 31, 2022, 2021 and 2020, MSA voluntarily agreed to waive a portion of its advisory fee to maintain a positive yield in the Government Money Market Portfolio.
The Government Money Market Portfolio's net expense ratio would increase by an amount of 0.04%, 0.25% and 0.08%, respectively, if such voluntary waiver were excluded for the years ended
December 31, 2022, 2021 and 2020. See Note 7 - Investment Advisory, Sub-Advisory and Compliance Fees for more information.
‡
Amount is less than $0.005.
§
Portfolio Turnover Rate excludes the impact of TBA transactions.

Financial Highlights
Northwestern Mutual Series Fund, Inc.
(For a share outstanding through the period)
The Accompanying Notes are an Integral Part of the Financial Statements.

Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
Net Realized
and
Unrealized
Gain
(Loss) on
Investments
Total from
Investment
Operations
Distributions
from Net
Investment
Income
Distributions
from
Realized
Gains on
Investments
Total
Distributions
Net Asset
Value, End of
Period Total Return
*
Net Assets,
End of Period
(thousands)
Ratio of
Gross
Expenses to
Average Net
Assets
†
Ratio of Net
Expenses to
Average Net
Assets
†
Ratio of Net
Investment
Income
(Loss) to
Average Net
Assets
Portfolio
Turnover
Rate
Select Bond Portfolio
2024
@
 . . . $ 1.10 $ 0.02 $ (0.02) $ 0.00
‡
$ — $ — $ — $ 1.10 (0.27)% $ 2,806,791 0.31%
+
0.31%
+
4.35%
+
128%
§
2023 . . . . 1.07 0.04 0.02 0.06 (0.03) — (0.03) 1.10 6.19 2,903,697 0.31 0.31 3.86 248
§
2022 . . . . 1.26 0.03 (0.20) (0.17) (0.02) (0.00)
‡
(0.02) 1.07 (13 .33) 2,786,616 0.31 0.31 2.30 275
§
2021 . . . . 1.37 0.02 (0.04) (0.02) (0.03) (0.06) (0.09) 1.26 (1.59) 3,428,416 0.31 0.30 1.15 272
§
2020 . . . . 1.30 0.02 0.10 0.12 (0.04) (0.01) (0 .05) 1.37 8.98 3,404,268 0.31 0.30 1.75 340
§
2019 . . . . 1.23 0.04 0.07 0.11 (0.04) — (0.04) 1.30 8.65 3,192,050 0.31 0.30 2.76 403
§
Long-Term U.S. Government Bond Portfolio
**
2024
@
 . . . $ 0.66 $ 0.01 $ (0.04) $ (0.03) $ — $ — $ — $ 0.63 (4.43)% $ 115,452 2.63%
**,+
2.60%
**,+
2.98%
+
10%
§
2023 . . . . 0.65 0.02 0.01 0.03 (0.02) — (0.02) 0.66 3.33 121,049 2.21
**
2.16
**
2.67 32
§
2022 . . . . 0.94 0.02 (0.30) (0.28) (0.01) — (0.01) 0.65 (29.53) 100,157 1.02
**
0.98
**
2.49 27
§
2021 . . . . 1.21 0.02 (0.08) (0.06) (0.01) (0.20) (0.21) 0.94 (5.37) 138,869 0.67
**
0.67
**
1.73 28
§
2020 . . . . 1.12 0.02 0.17 0.19 (0.02) (0.08) (0.10) 1.21 17.37 153,933 0.94
**
0.94
**
1.61 157
§
2019 . . . . 1.01 0.02 0.11 0.13 (0.02) — (0.02) 1.12 13.17 122,854 1.25
**
1.23
**
2.06 5
§
Inflation Protection Portfolio
2024
@
 . . . $ 1.04 $ 0.02 $ (0.02) $ 0.00
‡
$ — $ — $ — $ 1.04 0.77% $ 411,975 0.59%
+
0.45%
+
3.93%
+
22%
2023 . . . . 1.05 0.03 0.01 0.04 (0.05) — (0.05) 1.04 3.90 417,289 0.58 0.52 3.06 41
§
2022 . . . . 1.28 0.05 (0.21) (0.16) (0.04) (0.03) (0.07) 1.05 (12.96) 423,548 0.57 0.54 4.44 51
2021 . . . . 1.21 0.04 0.04 0.08 (0.01) (0.00)
‡
(0.01) 1.28 6.61 513,931 0.56 0.53 3.17 78
2020 . . . . 1.13 0.02 0.08 0.10 (0.02) — (0.02) 1.21 9.57 423,389 0.58 0.55 1.34 56
2019 . . . . 1.06 0.02 0.08 0.10 (0.03) — (0.03) 1.13 9.02 381,132 0.59 0.55 2.13 40
High Yield Bond Portfolio
2024
@
 . . . $ 0.67 $ 0.02 $ (0.01) $ 0.01 $ — $ — $ — $ 0.68 1.94% $ 677,148 0.46%
+
0.46%
+
6.04%
+
14%
2023 . . . . 0.63 0.04 0.04 0.08 (0.04) — (0.04) 0.67 13.24 744,344 0.45 0.45 6.12 17
2022 . . . . 0.75 0.04 (0.12) (0.08) (0.04) — (0.04) 0.63 (11.33) 689,405 0.45 0.45 5.54 19
2021 . . . . 0.75 0.04 — 0.04 (0 .04) — (0.04) 0.75 5.31 842,332 0.44 0.44 4.87 35
2020 . . . . 0.75 0.04 — 0.04 (0.04) — (0.04) 0.75 6.64 825,203 0.45 0.45 5.36 42
2019 . . . . 0.69 0.04 0.06 0.10 (0.04) — (0.04) 0.75 14.97 846,127 0.45 0.45 5.73 33
*
Total Return includes deductions for management and other fund expenses; excludes deductions for sales loads and account fees, not annualized for periods less than one year.
†
Expense ratios are based upon the direct and allocated expenses of the Portfolio and do not include the effect of underlying funds’ expenses. For additional information on underlying funds’
expenses, please refer to the Fee and Expense table in the Prospectus.
@
For the six months ended June 30, 2024. (Unaudited)
‡
Amount is less than $0.005.
+
Computed on an annualized basis.
§
Portfolio Turnover Rate excludes the impact of TBA transactions.
**
The ratios of gross expenses to average net assets and net expenses to average net assets include interest expense. Excluding interest expense, the ratios would be 0.69% and 0.65%
respectively for the period ended June 30, 2024, 0.69% and 0.65% respectively in 2023, 0.68% and 0.65% respectively in 2022, 0.65% and 0.65% respectively in 2021, 0.64% and 0.64%
respectively in 2020 and 0.67% and 0.65% respectively in 2019.

Financial Highlights
Northwestern Mutual Series Fund, Inc.
(For a share outstanding through the period)
The Accompanying Notes are an Integral Part of the Financial Statements.

Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
Net Realized
and
Unrealized
Gain
(Loss) on
Investments
Total from
Investment
Operations
Distributions
from Net
Investment
Income
Distributions
from
Realized
Gains on
Investments
Total
Distributions
Net Asset
Value, End of
Period Total Return
*
Net Assets,
End of Period
(thousands)
Ratio of
Gross
Expenses to
Average Net
Assets
†
Ratio of Net
Expenses to
Average Net
Assets
†
Ratio of Net
Investment
Income
(Loss) to
Average Net
Assets
Portfolio
Turnover
Rate
Multi-Sector Bond Portfolio
2024
@
 . . . $ 0.97 $ 0.02 $ — $ 0.02 $ — $ — $ — $ 0.99 1.85% $ 1,257,981 0.84%
**,+
0.75%
**,+
5.01%
+
18%
§
2023 . . . . 0.91 0.04 0.04 0.08 (0.02) — (0.02) 0.97 9.71 1,199,679 0.83
**
0.73
**
4.53 26
§
2022 . . . . 1.13 0.03 (0.21) (0.18) (0.04) (0.00)
‡
(0.04) 0.91 (15.39) 1,112,579 0.81
**
0.72
**
3.48 18
2021 . . . . 1.16 0.03 (0.03) 0.00
‡
(0.02) (0.01) (0.03) 1.13 (0.08) 1,316,651 0.81
**
0.71
**
2 .90 21
2020 . . . . 1.14 0.04 0.03 0.07 (0.05) (0.00)
‡
(0.05) 1.16 6.13 1,148,511 0.82
**
0.73
**
3.23 30
§
2019 . . . . 1.05 0.04 0.10 0.14 (0.05) — (0.05) 1.14 14.04 1,021,824 0.83
**
0.74
**
3.53 30
§
Balanced Portfolio
2024
@
 . . . $ 1.29 $ 0.00
‡
$ 0.05 $ 0.05 $ — $ — $ — $ 1.34 3.81% $ 1,938,320 0.31%
+
0.08%
+
0.64%
+
22%
2023 . . . . 1.21 0.03 0.13 0.16 (0.03) (0.05) (0.08) 1.29 13.07 1,962,442 0.31 0.06 2.15 9
2022 . . . . 1.57 0.02 (0.24) (0.22) (0.05) (0.09) (0.14) 1.21 (14.14) 1,883,127 0.31 0.06 1.54 30
2021 . . . . 1.57 0.02 0.10 0.12 (0.04) (0.08) (0 .12) 1.57 7.56 2,381,573 0.31 0.06 1.51 20
2020 . . . . 1.49 0.04 0.13 0.17 (0.04) (0.05) (0.09) 1.57 12.49 2,367,387 0.31 0.06 2.40 28
2019 . . . . 1.36 0.03 0.21 0.24 (0.04) (0.08) (0.11) 1.49 17.92 2,254,235 0.31 0.06 2.14 17
Asset Allocation Portfolio
2024
@
 . . . $ 1.08 $ 0.00
‡
$ 0.05 $ 0.05 $ — $ — $ — $ 1.13 5.40% $ 274,433 0.58%
+
0.12%
+
0.70%
+
18%
2023 . . . . 1.01 0.02 0.14 0.16 (0.02) (0.07) (0.09) 1.08 15.24 273,823 0.58 0.10 1.95 11
2022 . . . . 1.33 0.02 (0.23) (0.21) (0.03) (0.08) (0.11) 1.01 (14.83) 257,699 0.57 0.09 1.46 35
2021 . . . . 1.29 0.02 0.12 0.14 (0.03) (0.07) (0.10) 1.33 10.45 320,737 0.55 0.09 1.37 18
2020 . . . . 1.22 0.03 0.12 0.15 (0.03) (0.05) (0.08) 1.29 13.43 306,692 0.57 0.09 2.32 29
2019 . . . . 1.10 0.02 0.20 0.22 (0.03) (0.08) (0.10) 1.22 21.08 287,738 0.57 0.09 1.96 15
*
Total Return includes deductions for management and other fund expenses; excludes deductions for sales loads and account fees, not annualized for periods less than one year.
†
Expense ratios are based upon the direct and allocated expenses of the Portfolio and do not include the effect of underlying funds’ expenses. For additional information on underlying funds’
expenses, please refer to the Fee and Expense table in the Prospectus.
@
For the six months ended June 30, 2024. (Unaudited)
+
Computed on an annualized basis.
**
The ratios of gross expenses to average net assets and net expenses to average net assets include interest expense. Excluding interest expense, the ratios would be 0.81% and 0.71%
respectively for the period ended June 30, 2024, 0.83% and 0.73% respectively in 2023, 0.81% and 0.71% respectively in 2022, 0.80% and 0.71% respectively in 2021, 0.81% and 0.72%
respectively in 2020, and 0.82% and 0.73% respectively in 2019.
§
Portfolio Turnover Rate excludes the impact of TBA transactions.
‡
Amount is less than $0.005.

Notes to Financial Statements (unaudited)
Note 1. Organization
Northwestern Mutual Series Fund, Inc. (the "Series Fund") is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The Series Fund is also considered an investment company following the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting
Standards Codification (“ASC”) Topic 946. The Series Fund consists of the Growth Stock Portfolio, Focused Appreciation
Portfolio, Large Cap Core Stock Portfolio, Large Cap Blend Portfolio, Index 500 Stock Portfolio, Large Company Value Portfolio,
Domestic Equity Portfolio, Equity Income Portfolio, Mid Cap Growth Stock Portfolio, Index 400 Stock Portfolio, Mid Cap Value
Portfolio, Small Cap Growth Stock Portfolio, Index 600 Stock Portfolio, Small Cap Value Portfolio, International Growth Portfolio,
Research International Core Portfolio, International Equity Portfolio, Emerging Markets Equity Portfolio, Government Money
Market Portfolio, Short-Term Bond Portfolio, Select Bond Portfolio, Long-Term U.S. Government Bond Portfolio, Inflation
Protection Portfolio, High Yield Bond Portfolio, Multi-Sector Bond Portfolio, Balanced Portfolio and Asset Allocation Portfolio
(each, a “Portfolio” or collectively, the “Portfolios”). All of the outstanding shares of each Portfolio are held by an affiliate, The
Northwestern Mutual Life Insurance Company (“Northwestern Mutual”), for its segregated asset accounts (either directly or indirectly through one or more underlying Portfolios operating as affiliated fund of funds). The Government Money Market
Portfolio is a government money market fund under Rule 2a-7 of the 1940 Act.
Note 2. Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Series Fund in the preparation of its financial statements.
A. Use of Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
B. Foreign Income and Capital Gains Taxes — The Portfolios may be subject to income taxes imposed by certain countries in which they invest. Foreign withholding taxes on dividends and interest are netted against income and separately disclosed in the Statements of Operations.
Some of the Portfolios may be subject to capital gains taxes imposed by certain countries in which they invest. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.
C. Federal Income Taxes — The Portfolios’ policy is to continue to comply with the requirements of the Internal Revenue
Code that are applicable to regulated investment companies and to distribute all of their taxable income to their respective shareholders. The Portfolios also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax, as applicable, on distributable income and gains.
In accordance with the authoritative guidance for uncertainty in income taxes, management of the Series Fund has reviewed all open tax years (2020 to 2023) for major jurisdictions and concluded there was no material impact to the Portfolios' net assets or results of operations. There is no material tax liability relating to uncertain income tax positions taken or expected to be taken in future tax returns. The Portfolios are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.
D. Distributions — Dividends from net investment income and net realized capital gains are declared and paid each business day for the Government Money Market Portfolio and at least annually for the remaining Portfolios, when applicable.
E. Other — The Portfolios record security transactions on trade date. The basis for determining cost on sale of securities is identified cost. Interest income is recorded daily on the accrual basis and dividend income is recorded on the ex-dividend date or as soon as information from issuers is available. Where applicable, dividends are recorded net of foreign withholding tax.
Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Expenses directly attributable to a Portfolio are incurred by the respective Portfolio. Expenses that are not directly attributable to one

Notes to Financial Statements (unaudited)
or more Portfolios are allocated among applicable Portfolios on an equitable and consistent basis considering such things as the nature and type of expenses and the relative net assets of the Portfolios. The Portfolios consider highly liquid temporary cash investments purchased with an original maturity of less than three months to be cash equivalents. Cash equivalents are included in the short-term investments on the Schedule of Investments as well as in investments on the Statements of Assets and Liabilities. Temporary cash overdrafts are reported as a payable to custodian.
Note 3. Security Valuation
For purposes of calculating a net asset value, Portfolio securities and other assets are valued as of the close of trading on the
New York Stock Exchange (“Exchange”) on each day during which the Exchange is open for trading.
The Fair Value Measurements and Disclosures Topic of the Financial Accounting Standards Codification defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:
Level 1 — fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives
Level 2 — fair value is determined by other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and other data used in fair valuation)
Level 3 — fair value is determined by significant unobservable inputs (including the Portfolios’ own assumptions in determining fair value)
The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolios’ perceived risk of that instrument.
The following is a description of the valuation techniques and significant inputs used in determining the value of the Portfolios’
investments classified as Level 1 and Level 2 in the fair value hierarchy:
Equity securities (common and preferred stock) and exchange traded funds (“ETFs”) for which market quotations are readily available are valued at the last sale or, when available, official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are generally valued at the last quoted bid price. Equity securities traded only in the over-the-counter market and not on a securities exchange are valued at the last sale price or closing bid price, if no sales have occurred. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Additionally, for foreign securities, fair value procedures are used if a significant event occurs between the close of the foreign market and the U.S. market close. The fair value price is reflected as Level 2 in the fair value hierarchy when such fair value procedures are applied.
Fixed income securities, including corporate, convertible and municipal bonds and notes, U.S. government agencies,
U.S. treasury obligations, sovereign issues, bank loans, and non-U.S. bonds are generally valued on the basis of service provider prices that use broker dealer quotations or valuation estimates from internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, call features, maturities, credit risks/spreads and default rates. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 in the fair value hierarchy.
Fixed income securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 in the fair value hierarchy.
Mortgage related and asset backed securities are generally issued as separate tranches, or classes, of securities within each deal. These securities are normally valued by pricing service providers that use broker dealer quotations

Notes to Financial Statements (unaudited)
or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage related and asset backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 in the fair value hierarchy.
Investments in open-end mutual funds (including other Portfolios and excluding ETFs) are valued at the mutual fund’s closing net asset value per share and are categorized as Level 1 in the fair value hierarchy.
Short-term investments, other than in the Government Money Market Portfolio, are generally valued by a pricing service. All securities in the Government Money Market Portfolio are valued using amortized cost, unless the current market value differs substantially from the amortized cost, at which time the securities are marked to market.
Because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2 in the fair value hierarchy.
Listed derivatives, such as futures or option contracts, which are actively traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation and are categorized as Level 1 in the fair value hierarchy.
Centrally-cleared swaps and over-the-counter financial derivatives, such as foreign currency contracts, options contracts, or swap agreements derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Depending on the product and the terms of the transaction, the value of the derivatives can be estimated using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 in the fair value hierarchy.
The following is a description of the valuation techniques and significant inputs used in determining the value the Portfolios’
investments classified as Level 3 in the fair value hierarchy:
Securities and other assets for which market quotes are not readily available are valued at fair market value as determined in good faith in accordance with procedures adopted by the Series Fund’s Board of Directors (“Board”).
Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data ( e.g. trade information or broker quotes). The factors considered in reaching these values at
June 30, 2024 included, but were not limited to, broker quotes, liquidity, prepayment speed, duration, geopolitical events and recoverability.
A table summarizing each Portfolio’s investments under this hierarchy is included following each Portfolio’s Schedule of
Investments. Transfers between investment levels may occur as markets fluctuate and/or the availability of data used in investments’ valuation changes. For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. Additionally, U.S GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements, a Level 3 reconciliation and details of significant unobservable inputs have been included in the notes to the Schedule of Investments for Portfolios that have a material amount of Level 3 investments. As of June 30, 2024, there were no Portfolios, other than Multi-Sector Bond
Portfolio, that owned a material amount of Level 3 securities.
The day-to-day responsibility for pricing Portfolio securities and other investments has been delegated to State Street Bank and Trust Company in its capacity as fund accountant, subject to the oversight of Mason Street Advisors, LLC (“MSA”).
Securities for which market quotations are readily available are priced at market value and all other securities and assets are valued at fair value as determined in good faith by the Board of Directors (the “Board”) of the Series Fund. The Board
has designated MSA, the Portfolios’ investment adviser, as “valuation designee” under Rule 2a-5 of the 1940 Act to perform fair value determinations for the Portfolios’ investments that do not have readily available market quotations, subject to the

Notes to Financial Statements (unaudited)
Board’s oversight. MSA has adopted Valuation Policies and Procedures that govern MSA’s responsibilities for executing the fair valuation process. While the Board has designated MSA as valuation designee, the Board oversees MSA in its role as valuation designee.
Note 4. Securities and Other Investments
A. Delayed Delivery Transactions and When-Issued Securities — Certain Portfolios may engage in securities transactions on a when-issued or delayed delivery basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment, with payment and delivery scheduled for a future date. During this period, the securities are subject to market fluctuations, and the Portfolios post collateral to meet margin requirements. A Portfolio may dispose of or renegotiate a delayed delivery transaction, which may result in a capital gain or loss.
B. Repurchase Agreements — Certain Portfolios may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and a Portfolio to resell, the obligation at an agreed upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated sub-custodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed at all times the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statements of Assets and Liabilities. Generally, in the event of counterparty default, a Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, a Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.
C. Restricted Securities — Certain Portfolios may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from registration before being sold to the public. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.
D. Foreign Currency Transactions — Certain Portfolios may have securities and other assets and liabilities denominated in foreign currencies which are translated into U.S. dollar amounts on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. When the Portfolios purchase or sell a foreign security they may enter into a foreign currency exchange contract to minimize exchange rate risk from the trade date to the settlement date of such transaction. Such foreign currency exchange contracts are marked to market daily.
The Portfolios do not separately report the results of operations due to fluctuations in foreign exchange rates on investments from the changes arising from changes in market prices of securities held. Such fluctuations are included with the net realized or unrealized gain or loss from investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade date and the settlement date on security transactions, and the differences between the amounts of income and foreign withholding taxes recorded on the Portfolios’ books and the U.S. dollar equivalent of the amounts actually received or paid.
E. Mortgage Backed and Asset Backed Securities — Certain Portfolios may invest in mortgage backed securities, including collateralized mortgage obligations, and asset backed securities. Mortgage backed securities are interests in pools of residential or commercial mortgage loans and asset backed securities are interests in pools of other assets, including various types of loans and credit card receivables. These securities provide a monthly payment, consisting of both a principal and interest component. Interest payments may be based on either fixed rates or adjustable rates. Receipt of principal payment reduces the outstanding par amount of the security and may generate realized gains or losses. Yields on mortgage backed securities are affected by interest and prepayment rates, which, in turn, are influenced by a variety of economic, geographical, social and other factors. Maturities on mortgage backed securities represent stated maturity dates. Actual maturity dates may differ based on prepayment rates. Unlike mortgage backed securities issued or guaranteed by the U.S. government or one of its sponsored entities, mortgage backed securities and asset backed securities issued by private issuers do not have a

Notes to Financial Statements (unaudited)
government or government sponsored entity guarantee. These issuers may provide credit enhancements through external entities such as financial institutions or through the structuring of the transaction itself. There is no guarantee that credit enhancements, if any, will be sufficient to prevent losses.
F. Inflation-Indexed Bonds — Certain Portfolios may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-
indexed bond will be included as interest income in the applicable Portfolio’s Statements of Operations even though investors do not receive their principal until maturity.
G. Short Sales — Certain Portfolios may enter into short sale transactions. A short sale is a transaction in which a Portfolio sells a security it does not own in anticipation of a decline in the market price of the security. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statements of Assets and
Liabilities. A Portfolio is obligated to deliver the security at the market price at the time the short position is closed. The risk of loss on a short sale transaction is theoretically unlimited, because there is no limit to the cost of replacing the security sold short, whereas losses from purchase transactions cannot exceed the total amount invested.
H. Financing Transactions — Certain Portfolios may enter into financing transactions. In a financing transaction, the Portfolio transfers a security to a counterparty with a simultaneous agreement to repurchase the same security at an agreed upon price and future settlement date. For U.S. GAAP purposes, a financing transaction is accounted for as a secured borrowing and not as a purchase or sale. During the term of the borrowing, the Portfolio is entitled to the interest on the security. The difference between the sale price and repurchase price is included in net investment income with the cost of the secured borrowing transaction being recorded in interest expense over the term of the borrowing. The Portfolio will benefit from the transaction if the income earned on the investment purchased with the cash received in the financing transaction exceeds the interest expense incurred by the Portfolio. If the interest expense exceeds the income earned, the Portfolio’s net investment income and dividends to shareholders may be adversely impacted. Financing transactions involve the risk that the market value of the securities that the Portfolio is required to repurchase may decline below the agreed upon repurchase price of those securities. For the period ended June 30, 2024, the Long-Term U.S. Government Bond Portfolio entered into financing transactions utilizing various U.S. Treasury bonds.
I. Loan Participation and Assignments — Certain Portfolios may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Portfolios’ investments in a loan may be in the form of either actual participation in loans or assignments of all or part of the loans from third parties. A loan is often administered by a bank or other financial institution that acts as an agent for all holders. The agent administers the terms of the loan which are specified in the loan agreement. The Portfolios may invest in multiple series or tranches of a loan, each of which can have different terms and associated risks. The Portfolios generally do not have a right to enforce compliance with the terms of the loan agreement and as a result, the Portfolios may be subject to the credit risk of the borrower and lender that is selling the loan agreement. When the Portfolios purchase assignments from lenders they acquire direct rights against the borrower of the loan.
The Portfolios may also enter into unfunded loan commitments, which are contractual obligations for future funding.
Unfunded loan commitments can include lines of credit, which may require the Portfolios to grant additional cash to the borrower upon demand from the borrower. These unfunded loan commitments are in fact a future obligation in full, although a percentage of the loan amount may not be utilized by the borrower. When investing in a loan, the Portfolios have the right to receive principal, interest and any fees from the lender selling the loan agreement and only when the payments are received by the lender from the borrower. There may also be a commitment fee due to the Portfolios based on the unused portion of the line of credit of the floating rate loan. In certain cases, the Portfolios may be entitled to a penalty fee if there was a prepayment of a floating rate loan by the borrower. Fees that are earned or paid will be reflected as interest income or interest expense on the Statements of Operations. Unfunded loan commitments are reflected as a liability on the Statements of Assets and Liabilities.
J. Reverse Repurchase Agreements — Certain Portfolios may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Portfolio delivers a security in exchange for cash to a financial institution, the counterparty, with a

Notes to Financial Statements (unaudited)
simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. The
Portfolio is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Portfolio to counterparties are reflected as a liability on the Statements of Assets and Liabilities. Interest
payments made by a Portfolio to counterparties are recorded as a component of interest expense on the Statements of
Operations. In periods of increased demand for the security, a Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. When effecting reverse repurchase transactions, the
Portfolio will hold securities of a dollar amount equal in value to the securities subject to the reverse repurchase agreement in a segregated account.
Note 5. Derivative Instruments
The Portfolios may use derivative instruments for various purposes, including as a cash management strategy, to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the
Portfolio, to hedge exposure to a foreign currency, or as an alternative to direct investments. Because the Portfolios are required to account for derivative instruments at fair value and recognize changes in fair value through the Statements of
Operations, the Portfolios’ derivatives do not qualify for hedge accounting treatment.
Certain Portfolios segregate cash to cover margin requirements for derivative positions. These amounts are denoted as “Cash
Collateral for Derivative Positions” on the Statements of Assets and Liabilities.
A. Futures Contracts — Certain Portfolios invest in futures contracts as an alternative to investing in individual securities and could be exposed to market risk due to changes in the value of the underlying securities or due to an illiquid secondary market. Futures contracts are marked to market daily based upon quoted settlement prices. The Portfolios receive from or pay to brokers an amount of cash equal to the daily fluctuation in the value of the contracts. Such receipts or payments, known as the “variation margin,” are recorded by the Portfolios as unrealized gains or losses. When a contract is closed, the
Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
B. Forward Foreign Currency Contracts — The Portfolios may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies or as part of an investment strategy. Contracts are valued at the contractual forward rate and are marked to market daily, with the change in market value recorded as an unrealized gain or loss. When the contracts are closed, a realized gain or loss is recorded. Risks may arise from changes in market value of the underlying instruments and from the possible inability of counterparties to meet the terms of their contracts.
C. Options — Certain Portfolios may write call and put options on futures, swaps, securities or currencies they own or in which they may invest. Writing put options tends to increase a Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease a Portfolio’s exposure to the underlying instrument. The Portfolio receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in the value of the security above the exercise price of the option. When a Portfolio writes a put option, it is exposed to a decline in the price of the underlying security. When a Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statements of Assets and Liabilities. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Portfolio as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (called) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is a risk a Portfolio may not be able to enter into a closing transaction because of an illiquid market.
Certain Portfolios may also purchase call and put options on futures, swaps, securities or currencies they own or in which they may invest. Purchasing call options tends to increase a Portfolio’s exposure to the underlying instrument. Purchasing put

Notes to Financial Statements (unaudited)
options tends to decrease a Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium on the purchase of a put option but receives the opportunity to profit from any increase in the value of the security above the exercise price of the option. When a Portfolio purchases a call option, it is exposed to a decline in the price of the underlying security.
Premiums paid are reflected in the Statements of Assets and Liabilities as an investment and are subsequently marked to market to reflect the current value of the option. Premiums paid from purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amount paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine realized gain or loss. The risk associated with a Portfolio purchasing call or put options is limited to the premium paid.
D. Swap Agreements — The Portfolios may enter into swap agreements on interest rate, total return and credit default to manage their exposure to interest rates, foreign currencies, investment style risk and credit risk or as an alternative to direct investing. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”)
and may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally cleared swaps”).
Swaps are marked to market daily based upon quotations from market makers or values from third party vendors, which may include a registered commodities exchange, and the change in value, if any, is recorded as unrealized gain or loss in the
Statements of Operations. Daily changes in the valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities. OTC swap payments received or made at the beginning of the measurement period of the swap are reflected on the Statements of
Assets and Liabilities. Upfront payments are amortized to realized gain or loss. Upon termination of the swap, unamortized upfront payments are recorded as realized gain or loss in the Statements of Operations. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statements of Operations. Net periodic payments received by the Portfolios are included as part of realized gain (loss) on the Statements of Operations. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the
Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform and that there may be unfavorable changes in interest rates.
Interest Rate Swaps — Interest rate swap agreements involve the exchange by a Portfolio with another party to pay or receive a set of cash flows, e.g., an exchange of floating rate payments for fixed rate payments based on a notional amount of principal.
Total Return Swaps — Total return swap agreements involve commitments to pay or receive a financing rate in exchange for the total return of an underlying reference entity, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Portfolio will receive a payment from or make a payment to the counterparty.
Credit Default Swaps — Credit default swap agreements involve one party making a series of payments to another party in exchange for the right to receive a cash payment equal to the notional value of the swap in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging market country. A Portfolio may use credit default swaps to provide a measure of protection against defaults of the issuers where the Portfolio owns or has exposure to the corporate or sovereign issue or to take an active long or short position on the likelihood of a particular issuer’s default.
As a seller of protection, the Portfolio generally receives an upfront payment and/or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio adds leverage to its investments because the Portfolio has investment exposure on the notional amount of the swap. As a buyer of protection, the Portfolio generally makes an upfront payment or pays a fixed rate of interest throughout the term of the swap provided that there is no credit event. The Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs.
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging market country serve as an indicator of the current status of the payment/performance risk and represent the likelihood of a credit event occurring. The implied credit spread

Notes to Financial Statements (unaudited)
of a particular referenced entity reflects the cost of selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and indicate a greater likelihood a credit event could occur as defined under the terms of the agreement. Open credit default swaps on corporate or sovereign issues and credit indices are disclosed in the
Schedules of Investments.
If the Portfolio is a seller of protection and a credit event occurs, the Portfolio will either pay to the buyer of the protection an amount equal to the notional value of the swap and may take delivery of the obligation or pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation. The maximum potential amount of future payments (undiscounted) that a Portfolio as a seller of protection could be required to make under a credit default swap agreement would be equal to the notional amount of the agreement. Notional amounts and fair market value of all credit default swap agreements outstanding for each Portfolio are disclosed in the Schedules of Investments. These maximum potential amounts would be partially offset by any recovery values of the referenced obligations, upfront payments received upon entering into the agreement, or net amounts received by the Portfolio from the settlement of credit default swap agreements purchasing protection for the same referenced obligation.
E. Derivative Disclosures — Derivative positions held by the Portfolios by contract type and primary risk exposure, including location on the Statement of Assets and Liabilities and value as of June 30, 2024, are (amounts in thousands):
Asset Derivatives Liability Derivatives
Portfolio
Statement of Assets and Liabilities
Location Value
Statement of Assets and Liabilities
Location Value
Index 500 Stock Portfolio
Equity contracts Receivables – Variation Margin
(Futures)
$ - Payables – Variation Margin (Futures) $ 278
Large Company Value Portfolio
Forward foreign
currency contracts
Receivables – Foreign Currency 29 Payables – Foreign Currency -
Index 400 Stock Portfolio
Equity contracts Receivables – Variation Margin
(Futures)
16 Payables – Variation Margin (Futures) -
Mid Cap Value Portfolio
Forward foreign
currency contracts
Receivables – Foreign Currency 94 Payables – Foreign Currency 1
Index 600 Portfolio
Equity contracts Receivables – Variation Margin
(Futures)
5 Payables – Variation Margin (Futures) -
Research International Core Portfolio
Forward foreign
currency contracts
Receivables – Foreign Currency 1 Payables – Foreign Currency -
International Equity Portfolio
Forward foreign
currency contracts
Receivables – Foreign Currency 1,836 Payables – Foreign Currency 73
Short-Term Bond Portfolio
Interest rate contracts Receivables – Variation Margin
(Futures)
56 Payables – Variation Margin (Futures) 11
Credit contracts Receivables – Variation Margin
(Cleared Swap)
−π Payables – Variation Margin (Cleared
Swap)
-

Notes to Financial Statements (unaudited)
Realized gains and losses on derivative instruments, by contract type and primary risk exposure, for the period ended June
30, 2024 are (amounts in thousands):
Asset Derivatives Liability Derivatives
Portfolio
Statement of Assets and Liabilities
Location Value
Statement of Assets and Liabilities
Location Value
Long-Term U.S. Government Bond Portfolio
Interest rate contracts Receivables – Variation Margin
(Futures)
$ 205 Payables – Variation Margin (Futures) $ 28
Interest rate contracts Receivables – Variation Margin
(Cleared Swap)
38 Payables – Variation Margin (Cleared
Swap)
10
Interest rate contracts Receivables – Outstanding Options
Written, at Value
- Payables – Outstanding Options
Written, at Value
4
Inflation Protection Portfolio
Forward foreign
currency contracts
Receivables – Foreign Currency 42 Payables – Foreign Currency 140
Interest Rate contracts Receivables – Variation Margin
(Futures)
- Payables – Variation Margin (Futures) 37
Inflation contracts Receivables – Variation Margin
(Cleared Swap)
152 Payables – Variation Margin (Cleared
Swap)
-
Inflation contracts Receivables – Outstanding Swaps
Contracts, at Value
6,672 Payables – Outstanding Swaps
Contracts, at Value
270
Multi-Sector Bond Portfolio
Credit contracts Receivables – Outstanding Swaps
Contracts, at Value
33 Payables – Outstanding Swaps
Contracts, at Value
193
Credit contracts Receivables – Variation Margin
(Cleared Swap)
12 Payables – Variation Margin (Cleared
Swap)
44
Forward foreign
currency contracts
Receivables – Foreign Currency 3,204 Payables – Foreign Currency 816
Interest rate contracts Receivables – Variation Margin
(Futures)
53 Payables – Variation Margin (Futures) 143
Interest rate contracts Receivables – Variation Margin
(Cleared Swap)
247 Payables – Variation Margin (Cleared
Swap)
193
Interest rate contracts Receivables – Outstanding Options
Written, at Value
- Payables – Outstanding Options
Written, at Value
75
Balanced Portfolio
Commodity contracts Receivables – Outstanding Swaps
Contracts, at Value
- Payables – Outstanding Swaps
Contracts, at Value
-
Asset Allocation Portfolio
Commodity contracts Receivables – Outstanding Swaps
Contracts, at Value
- Payables – Outstanding Swaps
Contracts, at Value
-
Realized Gain (Loss) on Derivatives Instruments
Portfolio
Options
Written Futures
Forward
Foreign
Currency
Contracts Swaps Total
Index 500 Stock Portfolio
Equity contracts $ − $ 5,438 $ − $ − $ 5,438
Large Company Value Portfolio
Forward foreign currency contracts − − 239 − 239
Equity Income Portfolio
Forward foreign currency contracts − − (5) − (5)
Index 400 Stock Portfolio
Equity contracts − 816 − − 816
Mid Cap Value Portfolio
Forward foreign currency contracts − − 1,157 − 1,157
Index 600 Stock Portfolio
Equity contracts − 100 − − 100
International Growth Portfolio
Forward foreign currency contracts − − (86) − (86)

Notes to Financial Statements (unaudited)
Change in unrealized appreciation and depreciation on derivative instruments, by contract type and primary risk exposure for the period ended June 30, 2024 are (amounts in thousands):
Realized Gain (Loss) on Derivatives Instruments
Portfolio
Options
Written Futures
Forward
Foreign
Currency
Contracts Swaps Total
Research International Core Portfolio
Forward foreign currency contracts $ − $ − $ (117) $ − $ (117)
International Equity Portfolio
Forward foreign currency contracts − − 2,304 − 2,304
Emerging Markets Equity Portfolio
Forward foreign currency contracts − − (646) − (646)
Short-Term Bond Portfolio
Credit contracts − − − 11 11
Interest rate contracts − (861) − − (861)
Long-Term U.S. Government Bond Portfolio
Interest rate contracts 65 170 − (153) 82
Inflation Protection Portfolio
Forward foreign currency contracts − − 370 − 370
Interest rate contracts − 1 − − 1
Inflation contracts − − − 3,757 3,757
Multi-Sector Bond Portfolio
Credit contracts − − − 6,474 6,474
Forward foreign currency contracts − − 5,023 − 5,023
Interest rate contracts 76 977 − (57) 996
Balanced Portfolio
Commodity contracts − − − (139) (139)
Asset Allocation Portfolio
Commodity contracts − − − (27) (27)
Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Portfolio
Options
Written Futures
Forward
Foreign
Currency
Contracts Swaps Total
Index 500 Stock Portfolio
Equity contracts $ − $ (1,427) $ − $ − $ (1,427)
Large Company Value Portfolio
Forward foreign currency contracts − − 144 − 144
Index 400 Stock Portfolio
Equity contracts − (441) − − (441)
Mid Cap Value Portfolio
Forward foreign currency contracts − − 583 − 583
Index 600 Stock Portfolio
Equity Contracts − (24) − − (24)
International Growth Portfolio
Forward foreign currency contracts − − (126) − (126)
Research International Core Portfolio
Forward foreign currency contracts − − (207) − (207)
International Equity Portfolio
Forward foreign currency contracts − − 114 − 114
Emerging Markets Equity Portfolio
Forward foreign currency contracts − − (28) − (28)
Short-Term Bond Portfolio
Credit contracts − − − 9 9
Interest rate contracts − 111 − − 111

Notes to Financial Statements (unaudited)
Volumes on derivative instruments by contract type and primary risk exposure, for the period ended June 30, 2024 are:
Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Portfolio
Options
Written Futures
Forward
Foreign
Currency
Contracts Swaps Total
Long-Term U.S. Government Bond Portfolio
Interest rate contracts $ (1) $ 1,703 $ − $ 66 $ 1,768
Inflation Protection Portfolio
Forward foreign currency contracts − − 412 − 412
Interest rate contracts − (749) − − (749)
Inflation contracts − − − (1,292) (1,292)
Multi-Sector Bond Portfolio
Credit contracts − − − (3,733) (3,733)
Forward foreign currency contracts − − 3,315 − 3,315
Interest rate contracts 13 (7,370) − (2,453) (9,810)
Balanced Portfolio
Commodity contracts − − − − −
Asset Allocation Portfolio
Commodity contracts − − − − −
Volume of Derivative Instruments Held
Average Number of
Contracts
Average Notional
( Amounts in Thousands )
Portfolio
Exchange Traded
Options Futures
Forward Foreign
Currency Contracts Swaps
Over the
Counter
Options
Index 500 Stock Portfolio
Equity contracts − 171 − − −
Large Company Value Portfolio
Forward foreign currency contracts − − 12,659 − −
Equity Income Portfolio
Forward foreign currency contracts − − − − −
Index 400 Stock Portfolio
Equity contracts − 32 − − −
Mid Cap Value Portfolio
Forward foreign currency contracts − − 57,002 − −
Index 600 Stock Portfolio
Equity contracts − 21 − − −
International Growth Portfolio
Forward foreign currency contracts − − − − −
Research International Core Portfolio
Forward foreign currency contracts − − − − −
International Equity Portfolio
Forward foreign currency contracts − − 121,956 − −
Emerging Markets Equity Portfolio
Forward foreign currency contracts − − 168 − −
Short-Term Bond Portfolio
Credit contracts − − − 2,557 −
Interest rate contracts − 612 − − −
Long-Term U.S. Government Bond Portfolio
Interest rate contracts 24 524 − 16,780 743
Inflation Protection Portfolio
Forward foreign currency contracts − − 25,729 − −
Interest rate contracts − 109 − − −
Inflation contracts − − − 173,883 −

Notes to Financial Statements (unaudited)
Note 6. Portfolio Risk
In the normal course of business, the Portfolios trade financial instruments and enter into financial transactions where risk of potential loss exists. Security values fluctuate (market risk) and may decline due to factors affecting securities markets in general, particular industries represented in the securities markets or conditions specifically related to a particular company.
Failure of the other party to a transaction to perform (credit risk), for example by not making principal and interest payments when due, reduces the value of the issuer’s debt and could reduce the Portfolios’ income. Similar to credit risk, the Portfolios may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolios have unsettled or open transactions will fail to make required payments or otherwise comply with the terms of the instrument, transaction or contract. The potential loss could exceed the value of the financial assets recorded in the financial statements. Some of the Portfolios’ investments may be illiquid and the Portfolios may not be able to vary the portfolio investments in response to changes in economic and other conditions. If a Portfolio is required to liquidate all or a portion of its investments quickly, the
Portfolio may realize significantly less than the value at which it previously recorded those investments.
The value of a Portfolio’s investments may decline because of economic changes or other events, such as inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. The global economies and financial markets are becoming increasingly interconnected, which increases the possibility that conditions in one country or region might adversely impact issuers in a different country or region. Local and global markets and normal market operations can be adversely affected by significant market disruptions. Market disruptions can be caused by local, regional or global events such as war, military conflict, political instability, acts of terrorism, social unrest, environmental disasters, natural disasters or events, trade disputes, supply chain disruptions, spread of infectious diseases or other public health issues, climate change, recessions, or other events. Climate change, the outbreak of infectious diseases or other public health issues may exacerbate other pre-existing political, social, economic, market and financial risks. Certain illnesses spread rapidly and have the potential to significantly and adversely affect the global economy. The impact of infectious diseases in developing or emerging market countries may be greater due to less established health care systems. The impact of any such events could negatively affect the global economy as well as the economies of individual countries, the financial performance of individual companies, sectors and industries, and the markets in general in significant and unforeseen ways. Such events may affect certain sectors, industries, businesses, geographic regions or countries more significantly than others. In addition, any of such circumstances could result in disruptions in the trading markets and could result in increased market volatility. Such events could adversely affect the prices and liquidity of a Portfolio’s securities and could have a materially negative impact on the value of a Portfolio. Such events also could impact the ability of the Fund to process transactions or perform other operational activities. The Fund cannot predict the effects of geopolitical or other events in the future on the U.S. and other economies, the securities markets, or the Portfolios.
LIBOR
Instruments in which certain Portfolios of the Series Fund invests may, pursuant to their original terms, pay interest at floating rates based on the London Interbank Offered Rate (“LIBOR”) or may be subject to interest caps or floors based on LIBOR.
Volume of Derivative Instruments Held
Average Number of
Contracts
Average Notional
( Amounts in Thousands )
Portfolio
Exchange Traded
Options Futures
Forward Foreign
Currency Contracts Swaps
Over the
Counter
Options
Multi-Sector Bond Portfolio
Credit contracts − − − 258,397 −
Forward foreign currency contracts − − 708,354 − −
Interest rate contracts 15 1,300 − 2,007,933 5,343
Balanced Portfolio
Commodity contracts − − − 9,891 −
Asset Allocation Portfolio
Commodity contracts − − − 1,978 −

Notes to Financial Statements (unaudited)
The maintenance of LIBOR reference rates, including rates for all U.S. dollar LIBOR settings, was discontinued in 2023. (U.S.
dollar LIBOR 1-, 3- and 6-month settings continue to be published under an unrepresentative synthetic methodology until
September 30, 2024, following which date the publication of all U.S. dollar settings will cease permanently.) Replacement reference rates for all LIBOR currencies have been established and are being employed with respect to new issuances. In cases where existing instruments held in the Portfolios rely upon LIBOR interest rates, such instruments may contain an explicit designation of an alternative “fall-back” reference rate or procedures for the determination of a replacement rate, in the event of the discontinuation of LIBOR. In instances where such instruments do not provide for the determination of a replacement reference rate, uncertainty may exist as the designation of an applicable rate will be contingent upon the agreement of the parties to the instrument.
Master Netting Arrangements
The Portfolios are subject to various Master Agreements that govern the terms of certain transactions. Master Repurchase
Agreements and Global Master Repurchase Agreements are in place that governs repurchase, reverse repurchase, and sale-
buyback financing transactions. Master Securities Forward Transaction Agreements are in place that govern the settlement of certain forward settling transactions including to-be-announced securities, delayed-delivery or sale-buyback financing transactions. Customer Account Agreements and related addenda are in place that govern certain cleared derivative transactions including futures and cleared OTC derivatives. International Swaps and Derivatives Association, Inc. Master
Agreements and Credit Support Annexes (“ISDA agreements”) are in place that governs certain OTC financial derivative transactions. ISDA agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA agreement. The terms of Master Agreements may reduce counterparty risk with respect to transactions governed by the Master Agreement under certain circumstances.
Certain Portfolios have agreements with counterparties that contain provisions, or contingency features, that allow net settlement in the event of contract termination and permit termination by either party prior to maturity upon the occurrence of certain stated events, such as failure to pay or bankruptcy. In addition, certain agreements specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty would allow the Portfolio to terminate while a decline in the Portfolio’s net assets of more than a certain percentage would allow the counterparty to terminate. In such a situation, the counterparty involved would have the option to waive the triggering event or liquidate the affected positions pursuant to the terms of the related agreement. The aggregate amount of derivatives in a liability position is disclosed in Note 5.
Offsetting Assets and Liabilities
Certain Portfolios are parties to enforceable master netting or similar agreements which provide for the right of offset under certain circumstances. The Portfolios have made an accounting policy election not to offset qualifying financial and derivative instruments on the Statements of Assets and Liabilities. As such, all financial and derivative instruments are presented on a gross basis on the Statements of Assets and Liabilities. The impacts of netting arrangements that provide the right to offset are detailed below (amounts in thousands). The net amount represents the net receivable or payable that would be due from or to the counterparty in the event of default. Exposure from borrowings and other financing transactions such as repurchase agreements and certain forward settling transactions can only be netted across transactions governed under the same Master Agreement with the same legal entity. For certain Portfolios, derivative amounts do not reconcile to the
Statements of Assets and Liabilities due to the Statements of Assets and Liabilities including derivatives that are not covered under master netting or similar agreements. The amount of collateral, for the period ended June 30, 2024, has been limited such that the net amount cannot be less than zero.
The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral as of period end:

Notes to Financial Statements (unaudited)
Large Company Value Portfolio
Derivative Assets (000's) Derivative Liabilities (000's)
Counterparty
Forward
Foreign
Currency
Contacts Swaps
Total
Assets
Forward
Foreign
Currency
Contacts Swaps
Total
Liabilities
Net
Market
Value
Collateral
Pledged/
(Received)
Net
Exposure
Bank of America NA $ 29 $ - $ 29 $ - $ - $ - $ 29 $ - $ 29
Morgan Stanley Capital Services
LLC - - - −π - −π −π - −π
Total $ 29 $ - $ 29 $ −π $ - $ −π $ 29 $ - $ 29
Mid Cap Value Portfolio
Derivative Assets (000's) Derivative Liabilities (000's)
Counterparty
Forward
Foreign
Currency
Contacts Swaps
Total
Assets
Forward
Foreign
Currency
Contacts Swaps
Total
Liabilities
Net
Market
Value
Collateral
Pledged/
(Received)
Net
Exposure
Bank of America NA $ 94 $ - $ 94 $ (1) $ - $ (1) $ 93 $ (93) $ -
Total $ 94 $ - $ 94 $ (1) $ - $ (1) $ 93 $ (93) $ -
International Equity Portfolio
Derivative Assets (000's) Derivative Liabilities (000's)
Counterparty
Forward
Foreign
Currency
Contacts Swaps
Total
Assets
Forward
Foreign
Currency
Contacts Swaps
Total
Liabilities
Net
Market
Value
Collateral
Pledged/
(Received)
Net
Exposure
Bank of America NA $ 44 $ - $ 44 $ (8) $ - $ (8) $ 36 $ (36) $ -
Barclays Bank PLC 41 - 41 (3) - (3) 38 - 38
Citibank NA 5 - 5 (16) - (16) (11) - (11)
HSBC Bank USA 740 - 740 (13) - (13) 727 (727) -
JP Morgan Chase Bank NA 332 - 332 (9) - (9) 323 (290) 33
State Street Bank And Trust
Company 49 - 49 (20) - (20) 29 - 29
UBS AG 625 - 625 (4) - (4) 621 (430) 191
Total $ 1,836 $ - $ 1,836 $ (73) $ - $ (73) $ 1,763 $ (1,483) $ 280
Inflation Protection Portfolio
Derivative Assets (000's) Derivative Liabilities (000's)
Counterparty
Forward
Foreign
Currency
Contacts Swaps
Total
Assets
Forward
Foreign
Currency
Contacts Swaps
Total
Liabilities
Net
Market
Value
Collateral
Pledged/
(Received)
Net
Exposure
Bank of America NA $ 16 $ 2,058 $ 2,074 $ (140) $ - $ (140) $ 1,934 $ (1,934) $ -
Barclays Bank PLC - 41 41 - (270) (270) (229) - (229)
Goldman Sachs International 26 4,573 4,599 - - - 4,599 (4,599) -
Total $ 42 $ 6,672 $ 6,714 $ (140) $ (270) $ (410) $ 6,304 $ (6,533) $ (229)

Notes to Financial Statements (unaudited)
The following is a summary by counterparty of the market value of repurchase agreements, financing transactions, collateral and net exposure as of period end:
The Long-Term U.S. Government Bond Portfolio average amount of borrowings outstanding during the period ended June 30,
2024 was $56,542 (amount in thousands) at a weighted average interest rate of 5.469%. Average borrowings include reverse repurchase agreements and financing transactions, if held during the period.
Multi-Sector Bond Portfolio
Derivative Assets (000's) Derivative Liabilities (000's)
Counterparty
Forward
Foreign
Currency
Contacts Swaps
Total
Assets
Forward
Foreign
Currency
Contacts
Written
Options Swaps
Total
Liabilities
Net
Market
Value
Collateral
Pledged/
(Received)
Net
Exposure
Bank of America NA $ 1,909 $ - $ 1,909 $ (15) $ - $ - $ (15) $ 1,894 $ (1,820) $ 74
Barclays Bank PLC 75 - 75 (233) - (9) (242) (167) - (167)
BNP Paribas SA 306 - 306 (28) - - (28) 278 - 278
Goldman Sachs Bank USA 5 - 5 (10) (48) - (58) (53) - (53)
HSBC Bank PLC 340 - 340 (299) - - (299) 41 (41) -
JP Morgan Chase Bank NA 335 29 364 (115) (9) - (124) 240 (240) -
Morgan Stanley Capital Services
LLC - 4 4 - (17) (184) (201) (197) 197 -
Royal Bank of Canada 222 - 222 (67) - - (67) 155 - 155
UBS AG 12 - 12 (49) - - (49) (37) 37 -
Total $ 3,204 $ 33 $ 3,237 $ (816) $ (74) $ (193) $ (1,083) $ 2,154 $ (1,867) $ 287
Government Money Market Portfolio
Counterparty
Investment in
Repurchase
Agreements
Payable for
Reverse
Repurchase
Agreements
Payable for
Financing
Transactions
Net Market
Value
Collateral
Pledged/
(Received) Net Exposure
Bank of Montreal $ 25,000 $ - $ - $ 25,000 $ (25,000) $ -
Bank of Nova Scotia 20,000 - - 20,000 (20,000) -
BNP Paribas 21,500 - - 21,500 (21,500) -
Citigroup Global Markets, Inc. 10,000 - - 10,000 (10,000) -
Goldman Sachs Group LP 30,000 - - 30,000 (30,000) -
Mitsubishi UFJ 30,000 - - 30,000 (30,000) -
Mizuho Securities 37,000 - - 37,000 (37,000) -
Morgan Stanley 24,000 - - 24,000 (24,000) -
Natixis S.A. 15,000 - - 15,000 (15,000) -
TD Securities 15,000 - - 15,000 (15,000) -
Total $ 227,500 $ - $ - $ 227,500 $ (227,500) $ -
Long-Term U.S. Government Bond Portfolio
Counterparty
Investment in
Repurchase
Agreements
Payable for
Short Sales
Payable for
Financing
Transactions
Net Market
Value
Collateral
Pledged/
(Received) Net Exposure
BNP Paribas SA $ 11,500 $ - $ - $ 11,500 $ (11,500) $ -
Citigroup Global Markets, Inc. 20,500 - - 20,500 (20,500) -
Deutsche Bank AG 9,200 - - 9,200 (9,200) -
Goldman Sachs International - - (48,462) (48,462) 48,409 (53)
Morgan Stanley Capital
Services - - (139,126) (139,126) 139,105 (21)
Total $ 41,200 $ - $ (187,588) $ (146,388) $ 146,314 $ (74)

Notes to Financial Statements (unaudited)
The Multi-Sector Bond Portfolio average amount of borrowings outstanding during the period ended June 30, 2024 was
$4,435 (amount in thousands) at a weighted average interest rate of 3.908%. Average borrowings include reverse repurchase agreements, if held during the period.
Note 7. Investment Advisory, Sub-Advisory, and Compliance Fees
The Series Fund and its Portfolios are parties to annually renewable contracts pursuant to which each Portfolio pays a charge for investment management and administrative services to MSA, an affiliate and wholly-owned subsidiary of Northwestern
Mutual. Certain Portfolios, listed below, pay a fixed annual rate based on the average daily net asset values of the Portfolio.
For the other Portfolios, the rate for the investment advisory fee is graded by the asset size of the Portfolio according to the following schedules:
Multi-Sector Bond Portfolio
Counterparty
Investment in
Repurchase
Agreements
Payable for
Reverse
Repurchase
Agreements
Payable for
Financing
Transactions
Net Market
Value
Collateral
Pledged/
(Received) Net Exposure
Barclays Bank PLC $ - $ (2,567) $ - $ (2,567) $ 2,533 $ (34)
BNP Paribas SA 72,000 - - 72,000 (72,000) -
Canadian Imperial Bank of
Commerce 51,168 - - 51,168 (51,168) -
Citigroup Global Markets, Inc. 77,200 - - 77,200 (77,200) -
JP Morgan Securities LLC 100 - - 100 (100) -
JP Morgan Securities PLC - (585) - (585) 580 (5)
Morgan Stanley & Co.
International PLC - (1,001) - (1,001) 990 (11)
Total $ 200,468 $ (4,153) $ - $ 196,315 $ (196,365) $ (50)
Portfolio Fee
Index 500 Stock Portfolio ............................... 0.20%
Index 400 Stock Portfolio ............................... 0.25%
Mid Cap Value Portfolio ................................. 0.85%
Small Cap Value Portfolio .............................. 0.85%
Government Money Market Portfolio ............. 0.30%
Select Bond Portfolio ..................................... 0.30%
Balanced Portfolio ......................................... 0.30%
Portfolio
First $50
Million
Next $50
Million
Excess Over
$100 Million
Growth Stock Portfolio ................................... 0.60% 0.50% 0.40%
Large Cap Core Stock Portfolio ..................... 0.60% 0.50% 0.40%
Mid Cap Growth Stock Portfolio .................... 0.80% 0.65% 0.50%
Small Cap Growth Stock Portfolio ................. 0.80% 0.65% 0.50%
High Yield Bond Portfolio ............................... 0.60% 0.50% 0.40%
Portfolio
First $100
Million
Next $400
Million
Excess Over
$500 Million
Focused Appreciation Portfolio ...................... 0.80% 0.75% 0.70%
Portfolio
First $100
Million
Next $150
Million
Excess Over
$250 Million
Large Company Value Portfolio ..................... 0.72% 0.67% 0.62%
Domestic Equity Portfolio .............................. 0.65% 0.55% 0.50%
International Growth Portfolio ........................ 0.75% 0.65% 0.55%
Short-Term Bond Portfolio ............................. 0.35% 0.33% 0.30%
Long-Term U.S. Government Bond Portfolio . 0.555% 0.515% 0.495%
Inflation Protection Portfolio ........................... 0.58% 0.55% 0.49%
Multi-Sector Bond Portfolio ............................ 0.79% 0.78% 0.77%

Notes to Financial Statements (unaudited)
For certain Portfolios, MSA contractually agreed to waive the management fee and absorb certain other operating expenses to the extent necessary so that Total Operating Expenses (excluding taxes, brokerage, other investment-related costs, interest and dividend expenses and charges, acquired fund fees, fees for class actions, other passive securities litigation and anti-
trust claim filing services and such non-recurring and extraordinary expenses as they may arise) will not exceed the following amounts:
Growth Stock Portfolio – MSA has agreed to waive a portion of its management fee such that the management fee is 0.60%
on the Portfolio’s first $50 million of average net assets, 0.50% on the next $50 million, 0.40% on the next $900 million, and
0.38% on average net assets in excess of $1 billion. MSA may terminate this fee waiver agreement at any time after April 30,
2025.
Focused Appreciation Portfolio – MSA has agreed to waive a portion of its management fee such that the management fee
Portfolio
First $100
Million
Next $150
Million
Excess Over
$250 Million
Asset Allocation Portfolio ............................... 0.60% 0.50% 0.40%
Portfolio
First $150
Million
Next $150
Million
Next $200
Million
Excess Over
$500 Million
Large Cap Blend Portfolio ............................. 0.77% 0.70% 0.62% 0.56%
Research International Core Portfolio ........... 0.88% 0.82% 0.75% 0.68%
Portfolio
First $500
Million
Excess
Over $500
Million
Equity Income Portfolio .................................. 0.65% 0.60%
Portfolio
First $200
Million
Excess
Over $200
Million
Index 600 Stock Portfolio ............................... 0.25% 0.20%
Portfolio
First $50
Million
Excess
Over $50
Million
International Equity Portfolio .......................... 0.85% 0.65%
Portfolio
First $250
Million
Next $250
Million
Next $500
Million
Excess Over
$1.0 Billion
Emerging Markets Equity Portfolio ................ 1.14% 1.08% 0.96% 0.78%
Portfolio Expiration
Focused Appreciation Portfolio ...................... 0.90% April 30, 2025
Large Cap Blend Portfolio ............................. 0.85% April 30, 2025
Large Company Value Portfolio ..................... 0.80% April 30, 2025
Domestic Equity Portfolio .............................. 0.75% April 30, 2025
Equity Income Portfolio .................................. 0.75% April 30, 2025
Mid Cap Value Portfolio ................................. 1.00% April 30, 2025
Index 600 Stock Portfolio ............................... 0.35% April 30, 2025
Small Cap Value Portfolio .............................. 1.00% April 30, 2025
International Growth Portfolio ........................ 1.10% April 30, 2025
Research International Core Portfolio ........... 1.15% April 30, 2025
Emerging Markets Equity Portfolio ................ 1.50% April 30, 2025
Short-Term Bond Portfolio ............................. 0.45% April 30, 2025
Long-Term U.S. Government Bond Portfolio . 0.65% April 30, 2025
Inflation Protection Portfolio ........................... 0.65% April 30, 2025
Multi-Sector Bond Portfolio ............................ 0.90% April 30, 2025
Asset Allocation Portfolio ............................... 0.75% April 30, 2025

Notes to Financial Statements (unaudited)
is 0.66% on the Portfolio’s first $100 million of average net assets, 0.61% on the next $400 million, 0.60% on the next $500 million, and 0.57% on average net assets in excess of $1 billion. MSA may terminate this fee waiver agreement at any time after April 30, 2025.
Large Cap Core Stock Portfolio – MSA has agreed to waive a portion of its management fee such that the management fee is
0.60% on the Portfolio’s first $50 million of average net assets, 0.50% on the next $50 million, 0.40% on the next $400 million, and 0.37% on average net assets in excess of $500 million. MSA may terminate this fee waiver agreement at any time after
April 30, 2025.
Large Cap Blend Portfolio – For the period from January 1, 2024 through April 30, 2024, MSA agreed to waive a portion of its management fee such that the management fee was 0.70% on the Portfolio’s first $150 million of average net assets, 0.65%
on the next $150 million, 0.62% on the next $200 million, and 0.56% on average net assets in excess of $500 million. Effective
May 1, 2024, MSA has agreed to waive a portion of its management fee such that the management fee is 0.65% on the
Portfolio’s first $150 million of average net assets, 0.60% on the next $350 million, and 0.56% on average net assets in excess of $500 million. MSA may terminate this fee waiver agreement at any time after April 30, 2025.
Index 500 Stock Portfolio – MSA has agreed to waive a portion of its management fee such that the management fee is 0.20%
on the Portfolio’s first $2 billion of average net assets, and 0.18% on average net assets in excess of $2 billion. MSA may terminate this fee waiver agreement at any time after April 30, 2025.
Large Company Value Portfolio – MSA has agreed to waive a portion of its management fee such that the management fee is 0.67% on the Portfolio’s first $100 million of average net assets, 0.62% on the next $150 million, 0.59% on the next $250 million, and 0.57% on the average net assets in excess of $500 million. MSA may terminate this fee waiver agreement at any time after April 30, 2025.
Domestic Equity Portfolio – MSA has agreed to waive a portion of its management fee such that the management fee is 0.65%
on the Portfolio’s first $100 million of average net assets, 0.55% on the next $150 million, 0.50% on the next $250 million,
0.43% on the next $500 million, and 0.41% on the average net assets in excess of $1 billion. MSA may terminate this fee waiver agreement at any time after April 30, 2025.
Equity Income Portfolio – MSA has agreed to waive a portion of its management fee such that the management fee is 0.56%
on the Portfolio’s first $500 million of average net assets, 0.53% on the next $1 billion, and 0.52% on the average net assets in excess of $1.5 billion. MSA may terminate this fee waiver agreement at any time after April 30, 2025.
Mid Cap Growth Stock Portfolio – MSA has agreed to waive a portion of its management fee such that the management fee is 0.80% on the Portfolio’s first $50 million, 0.65% on the next $50 million, 0.50% on the next $900 million, and 0.49% on average net assets in excess of $1 billion. MSA may terminate this fee waiver agreement at any time after April 30, 2025.
Index 400 Stock Portfolio – MSA has agreed to waive a portion of its management fee such that the management fee is 0.25%
on the Portfolio’s first $500 million and 0.20% on average net assets in excess of $500 million. MSA may terminate this fee waiver agreement at any time after April 30, 2025.
Mid Cap Value Portfolio – For the period from January 1, 2024 through April 30, 2024, MSA agreed to waive a portion of its management fee such that the management fee was 0.79% on the Portfolio’s first $150 million of average net assets, 0.67%
on the next $350 million, and 0.64% on the average net assets in excess of $500 million. Effective May 1, 2024, MSA has agreed to waive a portion of its management fee such that the management fee is 0.78% on the Portfolio’s first $150 million of average net assets, 0.66% on the next $350 million, and 0.63% on the average net assets in excess of $500 million. MSA may terminate this fee waiver agreement at any time after April 30, 2025.
Small Cap Value Portfolio – MSA has agreed to waive a portion of its management fee such that the management fee is 0.85%
on the Portfolio’s first $500 million of average net assets, and 0.80% on average net assets in excess of $500 million. MSA may terminate this fee waiver agreement at any time after April 30, 2025.
International Growth Portfolio – MSA has agreed to waive a portion of its management fee such that the management fee

Notes to Financial Statements (unaudited)
is 0.75% on the Portfolio’s first $100 million of average net assets, 0.65% on the next $150 million, 0.55% on the next $750 million, and 0.54% on average net assets in excess of $1 billion. MSA may terminate this fee waiver agreement at any time after April 30, 2025.
Research International Core Portfolio – For the period from January 1, 2024 through April 30, 2024, MSA agreed to waive a portion of its management fee such that the management fee was 0.83% on the Portfolio’s first $150 million of average net assets, 0.77% on the next $150 million, 0.70% on the next $200 million, and 0.63% on average net assets in excess of $500 million. Effective May 1, 2024, MSA has agreed to waive a portion of its management fee such that the management fee is
0.80% on the Portfolio’s first $150 million of average net assets, 0.74% on the next $150 million, 0.67% on the next $200 million, and 0.60% on average net assets in excess of $500 million. MSA may terminate this fee waiver agreement at any time after April 30, 2025.
International Equity Portfolio – MSA has agreed to waive a portion of its management fee such that the management fee is
0.85% on the Portfolio’s first $50 million of average net assets, 0.65% on the next $1,950 million, and 0.63% on the average net assets in excess of $2 billion. MSA may terminate this fee waiver agreement at any time after April 30, 2025.
Emerging Markets Equity Portfolio – MSA has agreed to waive a portion of its management fee such that its management fee is 0.95% on the Portfolio’s first $250 million of average net assets, 0.87% on the next $250 million, 0.78% on the next $500 million, and 0.75% on average net assets in excess of $1 billion. MSA may terminate this fee waiver agreement at any time after April 30, 2025.
Government Money Market Portfolio – MSA has agreed to waive a portion of its management fee such that the management fee is 0.30% on the Portfolio’s first $500 million of average net assets, 0.29% on the next $500 million, and 0.28% in excess of
$1 billion. MSA may terminate this fee waiver agreement at any time after April 30, 2025.
Short-Term Bond Portfolio – MSA has agreed to waive a portion of its management fee such that the management fee is
0.35% on the Portfolio’s first $100 million of average net assets, 0.33% on the next $150 million, 0.30% on the next $250 million, and 0.28% on average net assets in excess of $500 million. MSA may terminate this fee waiver agreement at any time after April 30, 2025.
Select Bond Portfolio – MSA has agreed to waive a portion of its management fee such that the management fee is 0.30%
on the Portfolio’s first $2 billion of average net assets, and 0.28% on average net assets in excess of $2 billion. MSA may terminate this fee waiver agreement at any time after April 30, 2025.
Long-Term U.S. Government Bond Portfolio – MSA has agreed to waive a portion of its management fee such that the management fee is 0.555% on the Portfolio’s first $100 million of average net assets, 0.515% on the next $150 million,
0.495% of the next $250 million, and 0.445% on average net assets in excess of $500 million. MSA may terminate this fee waiver agreement at any time after April 30, 2025.
Inflation Protection Portfolio – MSA has agreed to waive a portion of its management fee such that the management fee is
0.42% on the Portfolio’s first $100 million of average net assets, 0.40% on the next $150 million, and 0.38% on average net assets in excess of $250 million. MSA may terminate this fee waiver agreement at any time after April 30, 2025.
High Yield Bond Portfolio – MSA agreed to waive a portion of its management fee such that the management fee is 0.60%
on the Portfolio’s first $50 million of average net assets, 0.50% on the next $50 million, 0.40% on the next $900 million, and
0.30% on average net assets in excess of $1 billion. MSA may terminate this fee waiver agreement at any time after April 30,
2025.
Multi-Sector Bond Portfolio – For the period from January 1, 2024 through April 30, 2024, MSA agreed to waive a portion of its management fee such that the management fee was 0.74% on the Portfolio’s first $100 million of average net assets,
0.73% on the next $150 million, 0.70% on the next $250 million, and 0.65% on average net assets in excess of $500 million.
Effective May 1, 2024, MSA has agreed to waive a portion of its management fee such that the management fee is 0.73% on the Portfolio’s first $100 million of average net assets, 0.72% on the next $150 million, 0.69% on the next $250 million, and
0.64% on average net assets in excess of $500 million. MSA may terminate this fee waiver agreement at any time after April

Notes to Financial Statements (unaudited)
30, 2025.
Balanced Portfolio – For the period from January 1, 2024 through April 30, 2024, MSA agreed to waive a portion of its management fee such that the management fee was 0.05% on all average net assets. Effective May 1, 2024, MSA has agreed to waive a portion of its management fee such that the management fee is 0.10% on all average net assets. MSA may terminate this fee waiver agreement at any time after April 30, 2025.
Asset Allocation Portfolio – For the period from January 1, 2024 through April 30, 2024, MSA agreed to waive a portion of its management fee such that the management fee was 0.05% on all average net assets. Effective May 1, 2024, MSA has agreed to waive a portion of its management fee such that the management fee is 0.10% on all average net assets. MSA may terminate this fee waiver agreement at any time after April 30, 2025.
Waivers are not recoupable in future periods.
With respect to certain Portfolios, MSA has engaged and oversees unaffiliated sub-advisers who manage the day-to-day investment operations of such Portfolios. MSA pays each sub-adviser a fee based on the average daily net assets of each such
Portfolio out of its investment management fee.
Compliance fees are paid to Northwestern Mutual, an affiliate of the Series Fund. The compliance fees paid are for the compensation, benefits and expenses of the Chief Compliance Officer and compliance staff. The amounts paid relate only to the Chief Compliance Officer and compliance staffs’ duties and functions performed for the Series Fund.
Note 8. Federal Income Tax Matters
Taxable distributions from net investment income and realized capital gains in the Portfolios may differ from book amounts earned during the period due to differences in the timing of capital gains recognition and due to the reclassification of certain gains or losses between capital and income. The differences between cost amounts for book purposes and tax purposes are primarily due to the tax treatment of deferred losses, passive foreign investment companies, and financing transactions.
It is the policy of the Portfolios to reclassify the net effect of permanent differences between book and taxable income to capital accounts on the Statements of Assets and Liabilities. Permanent differences primarily relate to character differences with respect to income on swaps, foreign currency transactions, foreign bond sales, passive foreign investment companies and paydowns on structured product investments.
A summary of the Portfolios’ capital loss carryovers as of December 31, 2023 is provided below:
Capital losses are carried forward indefinitely and retain the character of the original loss. These losses are deferred to the first day of the next fiscal year.
Short-
Term Loss
Carryover
Long-
Term Loss
Carryover
Losses
Utilized
(Amounts in thousands)
Growth Stock Portfolio .............................. $ 31,267 $ 3,430 $ 19,875
Mid Cap Growth Stock Portfolio .................. 8,931 30,596 6,916
Small Cap Growth Stock Portfolio ............... 34,846 5,658 34,731
International Equity Portfolio ...................... 847 14,870 181
Emerging Markets Equity Portfolio .............. 41,440 10,165 –
Short-Term Bond Portfolio ......................... 6,934 5,911 –
Select Bond Portfolio ................................ 253,310 169,562 –
Long-Term U.S. Government Bond Portfolio .. – 16,860 –
Inflation Protection Portfolio ....................... 10,133 11,292 –
High Yield Bond Portfolio .......................... 1,229 23,390 –
Multi-Sector Bond Portfolio ........................ 45,944 45,169 –

Notes to Financial Statements (unaudited)
When applicable, each of the Portfolios made distributions during the year of ordinary income and long-term capital gains.
The tax character of distributions paid for the year ended December 31, 2023 was as follows:
As of December 31, 2023, the components of distributable earnings on a tax basis were as follows:
2023 Distributions
Paid From:
Portfolio
Ordinary
Income
Long-term
Capital Gain
                                                             (Amounts in thousands)
Growth Stock Portfolio ................................. $ 392 $ —
Focused Appreciation Portfolio ........................... 2,059 71,643
Large Cap Core Stock Portfolio ........................... 6,286 48,913
Large Cap Blend Portfolio ............................... 1,503 14,830
Index 500 Stock Portfolio ............................... 67,110 35,856
Large Company Value Portfolio ........................... 5,077 19,079
Domestic Equity Portfolio ............................... 19,196 46,554
Equity Income Portfolio ................................. 18,100 55,166
Mid Cap Growth Stock Portfolio ........................... 2,521 —
Index 400 Stock Portfolio ............................... 15,588 49,435
Mid Cap Value Portfolio ................................. 22,489 72,306
Small Cap Growth Stock Portfolio ......................... 192 —
Index 600 Stock Portfolio ............................... 4,166 15,944
Small Cap Value Portfolio ............................... 2,800 36,433
International Growth Portfolio ............................ 8,162 20,348
Research International Core Portfolio ...................... 13,421 15,148
International Equity Portfolio ............................. 54,274 —
Emerging Markets Equity Portfolio ......................... 19,064 —
Government Money Market Portfolio ....................... 25,157 5
Short-Term Bond Portfolio ............................... 7,807 —
Select Bond Portfolio ................................... 73,967 —
Long-Term U.S. Government Bond Portfolio ................. 2,679 —
Inflation Protection Portfolio .............................. 20,508 —
High Yield Bond Portfolio ................................ 40,679 —
Multi-Sector Bond Portfolio .............................. 29,062 —
Balanced Portfolio ..................................... 38,818 72,601
Asset Allocation Portfolio ................................ 5,321 15,893
Portfolio
Undistributed
Ordinary
Income
Undistributed
Long-Term
Gains
Accumulated
Losses
Unrealized
Appreciation
(Depreciation)
(Amounts in thousands)
Growth Stock Portfolio ............................................................. $ 1,260 $ – $ (34,697) $ 411,798
Focused Appreciation Portfolio .................................................. – 121,060 – 565,419
Large Cap Core Stock Portfolio ................................................. 5,581 34,308 – 136,449
Large Cap Blend Portfolio ........................................................ 6,985 32,889 – 13,332
Index 500 Stock Portfolio ......................................................... 76,400 102,494 – 3,614,917
Large Company Value Portfolio ................................................. 3,951 4,950 – 2,758
Domestic Equity Portfolio ......................................................... 21,990 80,191 – 142,782
Equity Income Portfolio ............................................................ 18,569 23,224 – 153,556
Mid Cap Growth Stock Portfolio ................................................. 944 – (39,527) 169,541
Index 400 Stock Portfolio ......................................................... 18,319 44,002 – 337,717
Mid Cap Value Portfolio ........................................................... 19,072 13,789 – 2,834
Small Cap Growth Stock Portfolio .............................................. 2,635 – (40,505) 108,801
Index 600 Stock Portfolio ......................................................... 5,645 9,994 – 74,728
Small Cap Value Portfolio ......................................................... 5,076 19,521 – 120,534
International Growth Portfolio .................................................... 9,209 26,315 – 250,446
Research International Core Portfolio ......................................... 15,799 5,020 – 136,835
International Equity Portfolio ..................................................... 55,095 – (15,718) 15,277
Emerging Markets Equity Portfolio ............................................. 15,666 – (51,606) 27,165
Government Money Market Portfolio .......................................... 1 – – –
Short-Term Bond Portfolio ........................................................ 13,119 – (12,845) (7,010)
Select Bond Portfolio ............................................................... 110,410 – (422,872) (65,458)

Notes to Financial Statements (unaudited)
Note 9. Voluntary Reimbursements
Northwestern Mutual voluntarily reimburses foreign equity portfolios for the benefit Northwestern Mutual receives from foreign dividend taxes charged against the Portfolios. The amounts reimbursed represent approximately 79% of the foreign dividend taxes withheld attributable to the portion of the Portfolio owned by Northwestern Mutual. Reimbursements, included in Unaffiliated Dividends on the Statements of Operations, are recorded when foreign dividend taxes are accrued.
Voluntary reimbursements for the period ended June 30, 2024 are summarized below (amounts in thousands):
Note 10. Guarantees
In the normal course of business, the Portfolios enter into contracts that contain a variety of representations which provide general indemnifications. The Portfolios’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, the Portfolios expect the risk of material loss to be remote.
Note 11. Investment Income and Securities Transactions
For the period ended June 30, 2024, transactions in securities other than short term investments were:
Portfolio
Undistributed
Ordinary
Income
Undistributed
Long-Term
Gains
Accumulated
Losses
Unrealized
Appreciation
(Depreciation)
(Amounts in thousands)
Long-Term U.S. Government Bond Portfolio ................................. $ 3,761 $ – $ (16,860) $ (48,944)
Inflation Protection Portfolio ...................................................... 12,928 – (21,425) (27,408)
High Yield Bond Portfolio ......................................................... 43,835 – (24,619) (48,774)
Multi-Sector Bond Portfolio ....................................................... 65,432 – (91,113) (99,731)
Balanced Portfolio .................................................................. 42,536 38,644 – (63,479)
Asset Allocation Portfolio .......................................................... 5,504 8,203 – (2,062)
Portfolio
2024
Reimbursements
International Growth Portfolio ............................ $ 776
International Equity Portfolio ............................. 3,100
Research International Core Portfolio ...................... 1,106
Emerging Markets Equity Portfolio ......................... 1,206
Portfolios
Non-U.S.
Govt.
Security
Purchases
U.S. Govt.
Security
Purchases
Non-U.S.
Govt.
Security
Sales/
Maturities
U.S. Govt.
Security
Sales/
Maturities
(Amounts in thousands)
Growth Stock Portfolio ............................................................ $ 48,551 $ — $ 97,157 $ —
Focused Appreciation Portfolio ................................................. 76,296 — 205,627 —
Large Cap Core Stock Portfolio ................................................ 227,640 — 253,824 —
Large Cap Blend Portfolio ....................................................... 54,027 — 102,097 —
Index 500 Stock Portfolio ........................................................ 43,477 — 123,235 —
Large Company Value Portfolio ................................................ 31,008 — 36,853 —
Domestic Equity Portfolio ........................................................ 171,752 — 215,452 —
Equity Income Portfolio ........................................................... 79,485 — 118,661 —
Mid Cap Growth Stock Portfolio ................................................ 405,013 — 483,194 —
Index 400 Stock Portfolio ........................................................ 124,687 — 147,499 —
Mid Cap Value Portfolio .......................................................... 183,280 — 221,099 —
Small Cap Growth Stock Portfolio ............................................. 216,223 — 239,602 —
Index 600 Stock Portfolio ........................................................ 43,996 — 37,290 —
Small Cap Value Portfolio ........................................................ 92,290 — 115,833 —
International Growth Portfolio ................................................... 115,133 — 141,619 —
Research International Core Portfolio ........................................ 48,739 — 47,777 —

Notes to Financial Statements (unaudited)
Transactions with Affiliated Companies
An affiliated company is a company in which a Portfolio has ownership of at least 5% of the voting securities or which the Portfolio controls, is controlled by or with which the Portfolio is under common control. Transactions with affiliated companies during the period ended June 30, 2024 are as follows:
Portfolios
Non-U.S.
Govt.
Security
Purchases
U.S. Govt.
Security
Purchases
Non-U.S.
Govt.
Security
Sales/
Maturities
U.S. Govt.
Security
Sales/
Maturities
(Amounts in thousands)
International Equity Portfolio .................................................... $ 222,908 $ — $ 221,958 $ —
Emerging Markets Equity Portfolio ............................................ 283,315 — 174,069 —
Short-Term Bond Portfolio ....................................................... 58,638 162,738 71,018 143,145
Select Bond Portfolio .............................................................. 974,618 2,726,476 735,621 2,890,209
Long-Term U.S. Government Bond Portfolio ................................ 206 29,958 90 15,894
Inflation Protection Portfolio ..................................................... 52,680 29,606 49,478 33,070
High Yield Bond Portfolio ........................................................ 92,393 — 144,814 —
Multi-Sector Bond Portfolio ...................................................... 376,202 31,866 165,979 23,315
Balanced Portfolio ................................................................. 416,229 — 518,187 —
Asset Allocation Portfolio ......................................................... 48,287 — 63,816 —
Balanced Portfolio
Portfolio
Value at
12/31/2023 Purchases Sales
Value at
6/30/2024
Change in
Unrealized
Appreciation/
(Depreciation)
Realized
Gain (Loss)
Income
Dividends
Capital Gain
Distributions
%
Ownership,
6/30/2024
(amount in thousands)
Domestic Equity $ 84,676 $ – $ 33,810 $ 53,900 $ 4,154 $ (1,120) $ – $ – 5.2%
Emerging Markets 5,669 65,870 – 74,390 2,851 – – – 7.0%
Focused Appreciation 84,064 – 40,450 54,619 10,248 757 – – 4.0%
High Yield Bond 52,658 – 52,580 – 3,457 (3,535) – – –%
International Equity 70,049 – – 72,358 2,309 – – – 3.8%
International Growth 70,476 – – 75,176 4,700 – – – 7.1%
Large Cap Blend 84,360 – 39,940 54,936 6,706 3,810 – – 33.4%
Mid Cap Growth Stock 81,861 – 35,070 47,718 51 875 – – 4.7%
Mid Cap Value 82,620 – 34,940 48,475 4,246 (3,451) – – 7.8%
Multi-Sector Bond 111,320 33,070 980 146,254 3,002 (158) – – 11.6%
Select Bond 656,184 – 107,150 547,857 14,126 (15,303) – – 19.5%
Short-Term Bond 24,026 – – 24,497 471 – – – 6.4%
Small Cap Growth Stock 20,072 – – 21,344 1,272 – – – 3.0%
Small Cap Value 23,628 – – 23,541 (87) – – – 4.3%
$ 1,451,663 $ 98,940 $ 344,920 $ 1,245,065 $ 57,506 $ (18,125) $ – $ –
Asset Allocation Portfolio
Portfolio
Value at
12/31/2023 Purchases Sales
Value at
6/30/2024
Change in
Unrealized
Appreciation/
(Depreciation)
Realized
Gain (Loss)
Income
Dividends
Capital Gain
Distributions
%
Ownership,
6/30/2024
(amount in thousands)
Domestic Equity $ 16,522 $ – $ 4,430 $ 12,684 $ 619 $ (27) $ – $ – 1.2%
Emerging Markets 2,749 8,830 – 12,053 474 – – – 1.1%
Focused Appreciation 16,453 – 6,050 12,751 2,518 (170) – – 0.9%
High Yield Bond 12,832 – 12,812 – 830 (850) – – –%

Notes to Financial Statements (unaudited)
The Series Fund and its Portfolios are permitted to purchase securities from, and sell securities to (so called “cross-trades”),
(i) other Portfolios, (ii) any registered investment company which is an affiliate, or an affiliate of an affiliate, or (iii) any person which is an affiliate, or an affiliate of an affiliate, of the Series Fund or the Portfolio solely by reason of having a common investment adviser or sub-adviser (or affiliated investment advisers) or common directors and/or officers, pursuant to procedures adopted by the Board under Rule 17a-7 of the 1940 Act (“Procedures”). These Procedures have been designed to ensure that any cross-trade of securities by a Portfolio complies with Rule 17a-7 of the 1940 Act. Each cross-trade is effected at the current market price as defined under the Procedures. Pursuant to the Procedures, for the period ended June
30, 2024, the Series Fund Portfolios engaged in the following cross-trades (amounts in thousands):
Portfolio
Value at
12/31/2023 Purchases Sales
Value at
6/30/2024
Change in
Unrealized
Appreciation/
(Depreciation)
Realized
Gain (Loss)
Income
Dividends
Capital Gain
Distributions
%
Ownership,
6/30/2024
(amount in thousands)
International Equity $ 14,259 $ – $ – $ 14,729 $ 470 $ – $ – $ – 0.8%
International Growth 14,383 – – 15,343 960 – – – 1.5%
Large Cap Blend 16,091 – 5,500 12,777 1,570 616 – – 7.8%
Mid Cap Growth Stock 14,255 – 4,440 9,953 166 (28) – – 1.0%
Mid Cap Value 14,325 – 4,380 10,080 509 (374) – – 1.6%
Multi-Sector Bond 14,888 – 1,310 13,857 489 (210) – – 1.1%
Select Bond 45,455 – – 45,332 (123) – – – 1.6%
Short-Term Bond 3,284 – 560 2,787 54 9 – – 0.7%
Small Cap Growth Stock 5,953 – 2,600 3,560 433 (226) – – 0.5%
Small Cap Value 6,280 – 2,750 3,426 523 (627) – – 0.6%
$ 197,729 $ 8,830 $ 44,832 $ 169,332 $ 9,492 $ (1,887) $ – $ –
Cross Trade Sales
Portfolio
Cross Trade
Purchases Portfolio Proceeds
Net Realized Gain
(Loss) on Sales
International Growth Portfolio $ 3,868 International Growth Portfolio $ 2,211 1,040
Large Cap Core Stock Portfolio 2,143 Large Cap Core Stock Portfolio 901 326
Small Cap Growth Stock Portfolio 893 Mid Cap Value Portfolio 74 (6)
Small Cap Growth Stock Portfolio 608 149

Abbreviations (unaudited)
Abbreviations that may be used in the preceding statements
ADR American Depositary Receipt
AFC Available Funds Cap security - Security accrues interest at an assumed or uncapped rate.  If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
IO Interest Only Security
PO Principal Only Security
GDR Global Depositary Receipt
GO General Obligation
RB Revenue Bond
CPURNSA U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
IBOR Interbank Offered Rate
LIBOR London Interbank Offered Rate
SOFR Secured Overnight Financing Rate
ICE Intercontinental Exchange
FTSE Financial Times Stock Exchange
SONIA Sterling Overnight Index Average Rate
SONIO Sterling Overnight Interbank Average Rate
MUTKCALM Bank of Japan Unsecured Overnight Call Rate
DAC Designated Activity Company
TBA To Be Announced
CMT Constant Maturity Treasury
OIS Overnight Index Swaps
BBR Bank Bill Rate
BBSW Bank Bill Swap Reference Rate
DIFC Dubai International Financial Centre
EURIBOR Euro Interbank Offered Rate
BRL-CDI Brazil Interbank Deposit Rate
SDR Swedish Depository Receipt
ETF Exchange Traded Fund
Currency Abbreviations
AED United Arab Emirates Dirham
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CNH Chinese Yuan Renminbi - Offshore
CNY Chinese Yuan Renminbi
DKK Danish Krone
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
IDR Indonesian Rupiah
ILS Israeli Shekel
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican New Peso
NOK Norwegian Krone
NZD New Zealand Dollar
PEN Peruvian Sol
PLN Polish Zloty
RUB Russian Ruble
SAR Saudi Riyal
SEK Swedish Krona
SGD Singapore Dollar
THB Thai Baht
TRY Turkish Lira
TWD Taiwan Dollar
USD United States Dollar
ZAR South African Rand

Approval and Continuance of Investment Advisory and Sub-Advisory
Agreements (unaudited)
Northwestern Mutual Series Fund, Inc.
Annual Contract Review Process
Under Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), contracts for investment advisory services are required to be reviewed, evaluated and approved by a majority of an investment company’s independent directors each year. In addition, each investment company is required to disclose on Form N-CSR the material factors and conclusions that formed the basis for the board’s approval or renewal of any investment advisory agreements within the investment company’s most recently completed fiscal half-year period.
At least annually, the Board of Directors (the “Board”) of Northwestern Mutual Series Fund, Inc. (the “Series Fund”) considers and votes upon the renewal of the investment advisory agreement between Mason Street Advisors, LLC (“Mason Street
Advisors”) and the Series Fund with respect to the portfolios of the Series Fund (each, a “Portfolio” and collectively, the
“Portfolios”), as well as the investment sub-advisory agreements between Mason Street Advisors and each of the sub-advisers of those Portfolios for which Mason Street Advisors and the Board have appointed a sub-adviser. In order to afford the opportunity to focus on a smaller number of relationships at any one meeting, the Board considers the annual continuation of the sub-advisory agreements on a staggered basis during the course of the year.
Board Approvals During the Six-Month Period Ended June 30, 2024
At its February 28, 2024 meeting, the Board, including the directors who are not “interested persons” (as that term is defined in the 1940 Act) of the Series Fund or Mason Street Advisors (the “Independent Directors”), unanimously approved the continuance of the Amended and Restated Advisory Agreement between the Series Fund and Mason Street Advisors with respect to each of the Series Fund’s Portfolios (the “Advisory Agreement”).
Also at its February 28, 2024 meeting, the Board, including the Independent Directors, unanimously approved the continuance of (1) a Third Amended and Restated Investment Sub-Advisory Agreement between Mason Street Advisors and Wellington
Management Company LLP (“Wellington”), along with an amendment thereto, relating to the Series Fund’s Small Cap Growth
Stock, Large Cap Core Stock and Mid Cap Growth Stock Portfolios and (2) two Amended and Restated Investment Sub-
Advisory Agreements between Mason Street Advisors and Northern Trust Investments, Inc. (“Northern Trust”), along with an amendment thereto, relating to the Series Fund’s Index 400 Stock Portfolio and Index 600 Stock Portfolio.
At its June 6, 2024 meeting, the Board, including the Independent Directors, unanimously approved the continuance of (1)
a Fourth Amended and Restated Investment Sub-Advisory Agreement between Mason Street Advisors and Massachusetts
Financial Services Company (“MFS”) relating to the Series Fund’s Research International Core Portfolio, (2) a Third Amended
and Restated Investment Sub-Advisory Agreement between Mason Street Advisors and FIAM LLC (“FIAM”), along with an amendment thereto, relating to the Series Fund’s International Growth Portfolio, (3) a Second Amended and Restated
Investment Sub-Advisory Agreement between Mason Street Advisors and abrdn Asset Managers Limited (“abrdn”) relating to the Series Fund’s Emerging Markets Equity Portfolio, and (4) an Amended and Restated Investment Sub-Advisory Agreement
between Mason Street Advisors and Dodge & Cox relating to the Series Fund’s International Equity Portfolio.
Wellington, Northern Trust, MFS, FIAM, abrdn, and Dodge & Cox are sometimes collectively referred to herein as the “Sub-
Advisers,” and their respective sub-advised Portfolios are collectively referred to herein as the “Sub-Advised Portfolios.” The
Investment Sub-Advisory Agreements with Wellington, Northern Trust, MFS, FIAM, abrdn, and Dodge & Cox are collectively referred to herein as the “Sub-Advisory Agreements.”
In determining whether to approve the continuance of the Sub-Advisory Agreements on behalf of the Series Fund, the Board requested and received detailed information from Mason Street Advisors and the Sub-Advisers in advance of each meeting to assist them in their evaluation, including information compiled by certain independent providers of evaluative data. While particular focus was given to an evaluation of the services, performance, fees, costs, and certain other relevant information under such Agreements at the meeting at which their continuation is formally considered, the evaluation process with

Approval and Continuance of Investment Advisory and Sub-Advisory
Agreements (unaudited)
respect to Mason Street Advisors and the Sub-Advisers and the nature, extent and quality of the services they provide to the
Portfolios pursuant to the terms of the Sub-Advisory Agreements is an ongoing one. As a result, the Board’s consideration of such services, and the performance, fees, costs and other relevant factors was also based upon information provided and deliberations that occurred at other meetings throughout the year.
The Independent Directors received a memorandum from their counsel advising them of their responsibilities in connection with the review and approval of the Sub-Advisory Agreements, and summarizing the legal standards governing the review and approval of these Agreements. The Independent Directors reviewed these standards with their counsel during the course of the meetings, including how these standards should be applied to the review of information relating to sub-advisers under the Series Fund’s manager-of-managers structure. During the course of their deliberations, the Independent Directors had the opportunity to meet privately without representatives of Mason Street Advisors and the Sub-Advisers, and were represented throughout the process by legal counsel.
Continuation of the Advisory Agreement between the Series Fund and Mason Street Advisors
At its February 28, 2024 meeting, the Board, including the Independent Directors, unanimously approved the continuance of the Advisory Agreement with respect to each Series Fund Portfolio. In addition to the information presented by and about
Mason Street Advisors during the course of that meeting, the materials provided to the directors in advance of the meeting included Mason Street Advisor’s Section 15(c) Report, which contained responses to the information request letter prepared by counsel to the Independent Directors requesting certain information from Mason Street Advisors designed to assist the directors in fulfilling their responsibilities when considering the continuation of the Advisory Agreement. Those materials also included an independent report prepared by Broadridge (“Broadridge Report”) for each of the Portfolios. The Broadridge
Report provided details regarding the fees, expenses, and performance returns captured over a variety of measurement periods, as well as comparative information associated with a peer group for each Portfolio as selected by Broadridge based on the Portfolio’s investment style, characteristics and asset levels, and further customized to filter out funds with different share class characteristics and fund structures. (The Broadridge Report utilizes Morningstar fund classifications and data.)
The Broadridge Report included an executive summary of the performance and expense information compiled by Broadridge to facilitate the directors’ review. The materials provided to the Independent Directors included a summary from the Mason
Street Advisors’ Chief Compliance Officer (“CCO”) of Mason Street Advisors’ compliance program, as well as the CCO’s
Annual Compliance Report summarizing the results of his review and assessment of the adequacy of Mason Street Advisors’
compliance program. In addition to the information presented at the February 28, 2024 meeting, the directors’ considerations were informed by the information regularly provided to them throughout the year regarding the Portfolios and Mason Street
Advisors, their experience with and knowledge of the nature and quality of services provided by Mason Street Advisors to the
Portfolios and their interactions with representatives of Mason Street Advisors and its affiliates.
The material factors and conclusions that formed the basis for the Board’s approval of the continuance of the Advisory
Agreement include those discussed below. The directors evaluated the information they deemed relevant on a Portfolio-by-
Portfolio basis. No one particular factor was identified as determinative, but rather it was a combination of all the factors and conclusions that formed the basis for the determinations made by the directors. Further, different directors may have placed greater weight on certain factors than did other directors.
Nature, Extent and Quality of Services . In considering the nature, extent and quality of Mason Street Advisors’ services, factors considered by the directors included Mason Street Advisors’ overall business, organization and management structure, and the tenure and experience of Mason Street Advisors’ investment personnel. The directors considered the performance of each Portfolio over various time periods as presented at the February 28, 2024 meeting and at each of the quarterly meetings prior thereto.
Included as part of their review were the presentations and information provided by Mason Street Advisors regarding the services provided by Mason Street Advisors to the Portfolios. These services include the investment management services rendered by Mason Street Advisors’ portfolio managers in providing day-to-day portfolio management services for the Asset
Allocation Portfolio and Balanced Portfolio. The directors considered the effectiveness of Mason Street Advisors’ portfolio

Approval and Continuance of Investment Advisory and Sub-Advisory
Agreements (unaudited)
managers in providing day-to-day portfolio management services for the foregoing Portfolios. The directors also considered the investment management, administrative and supervisory services related to Mason Street Advisors’ oversight, evaluation and ongoing monitoring of the various sub-advisers appointed to manage the majority of the Series Fund’s Portfolios. The directors considered the effectiveness and coverage of Mason Street Advisors supervisory oversight of the appointed sub-
advisors, including its monitoring and assessment of sub-advisory investment performance, sub-advisory organizational and personnel developments, sub-advisory investment strategies and execution as well as Mason Street Advisors’ overall level of engagement with the sub-advisory investment teams.
The directors received and considered information about the functional realignment of MSA under Northwestern Mutual’s retail investment function that occurred in 2021 (the “Reorganization”), and the subsequent impacts of the Reorganization to
MSA’s operations and personnel through 2022. The directors also considered MSA’s addition of a second investment advisory client, the Column Funds, currently consisting of four multi-managed sub-advised funds offered exclusively in Northwestern
Mutual Wealth Management Company’s advisory programs. The directors evaluated the impact of the Reorganization and the addition of a second client to the investment advisory services provided by MSA. The directors appreciated that additional personnel had been hired by MSA, as well as other Northwestern Mutual departments, to ensure adequate resources were available for the Column Funds and the Series Fund. The directors also considered information concerning certain benefits to the Series Fund resulting from the Reorganization and the addition of a second investment advisory client, including economies of scale from allocating its expenses across a broader client base, additional staff that would support both the Column Funds and the Series Fund, and reduced sub-advisory management fee rates for certain sub-advisers, to name a few.
The directors recognized that in addition to the investment advisory services provided, Mason Street Advisors and its affiliates provided administrative services critical to the operation of the Portfolios and the servicing of the Series Fund’s investors. The risk management infrastructure implemented by Mason Street Advisors, the Series Fund’s compliance program and compliance infrastructure, and its various compliance policies and procedures, oversight of brokerage and trading, and succession planning were also considered by the directors. The directors appreciated that the scope of administrative services provided by Northwestern Mutual for the Series Fund did not change in 2023, nor have MSA or Northwestern Mutual experienced an material issues furnishing such administrative services.
Based on their review of these factors, and reflecting upon their experience with Mason Street Advisors’ services provided to the Portfolios, the Board concluded, as part of their overall evaluation of the Advisory Agreement, that they were satisfied with the nature, extent and quality of services provided by Mason Street Advisors with respect to each Portfolio, including the resources committed by Mason Street Advisors and its affiliates in providing those services, and the experience and capabilities of the personnel rendering such services.
Investment Performance . The directors considered the investment performance of each of the Portfolios over a variety of periods. The Broadridge Report assisted the Board in its evaluation of the performance of the Portfolios. In addition to considering performance for each Portfolio for both short- and long-term periods, the directors considered: (i) a comparison of each Portfolio’s one-, three-, and five-year performance to the returns of appropriate index benchmarks, and to the performance averages of each Portfolio’s respective Broadridge fund group categories for the same periods; (ii) the Broadridge overall star rating and for each Portfolio; and (iii) the Broadridge and performance rankings for each Portfolio for the one-, three- and five-
year time periods. The directors evaluated each Portfolio’s performance against these peer categories, industry benchmarks and indices. They viewed this information as providing an objective comparative measure against which they could assess the performance of the Portfolios. The directors were also presented with information from Mason Street Advisors regarding the relevant market conditions and other factors affecting the performance of each Portfolio. The directors evaluated a chart provided by Broadridge regarding each Portfolio’s net returns relative to net expenses for the five-year period ended December
31, 2023, which permitted the identification of those Portfolios scoring in the bottom half for performance returns on a comparative basis. The directors considered MSA’s views with respect to performance challenges and expectations for the portfolios in the bottom half of the chart. The directors observed that the performance of a number of such underperforming
Portfolios had recently improved.

Approval and Continuance of Investment Advisory and Sub-Advisory
Agreements (unaudited)
In addition to performance information presented at the meeting, the directors considered the detailed performance information, market commentary, portfolio analysis and portfolio manager presentations they received periodically throughout the year. The directors gave weight to their ongoing discussions with senior management at Mason Street Advisors concerning
Portfolio performance, as well as discussions among the Board, the Sub-Advisers and the portfolio managers of the Portfolios regarding investment strategies and Portfolio performance that occurred at meetings from time to time. While attentive to short-term performance and what it might indicate in the context of current developments in the economy and financial markets, the directors generally placed greater emphasis on longer-term performance.
In particular, the directors noted the longer-term performance returns of the Portfolios as reported by Broadridge, which indicated that 13 of the 27 Portfolios were ranked in the first or second quartile of their respective Broadridge category peer groups for the three- and five-year periods ended December 31, 2023.
Based on the Board’s review of investment performance over various periods, an analysis of the factors resulting in the performance of certain of the Portfolios, the Board concluded that, considering investment performance within the context of its overall determinations regarding the Advisory Agreement, it was satisfied with the relative investment performance of each Portfolio over time.
Management Fees and Other Expenses . The Broadridge Report assisted the Board in the evaluation of the relative expenses of the Portfolios. The directors reviewed a comparison of the management fees of the Portfolios and those of an independently selected peer group of mutual funds for each of the Portfolios. The directors further considered the expenses of each Portfolio and a comparison of those expenses with each Portfolio’s respective peer group and fund category group as a guide to help assess the reasonableness of each Portfolio’s advisory fees and net and total expense ratios. The Broadridge Report also included additional comparative information relating to other fee components, including costs relating to custodial services, shareholder reporting, audit expenses and advisory fees. The directors used the comparative data to help assess the reasonableness of each Portfolio’s advisory fee, although they acknowledged that it was difficult to make precise comparisons with other funds because of the differing manner in which service providers bundle the services they provide and the fees they charge.
In evaluating the level of management fees paid by each Portfolio, the directors considered the structure and size of the
Portfolios, the fees paid by each Portfolio under the Advisory Agreement, the expense cap and fee waiver agreements in place for certain Portfolios, and the amounts waived or reimbursed by Mason Street Advisors under such agreements. In considering
Mason Street Advisors’ management fees on a stand-alone basis, the directors took into consideration that the management fees compensated Mason Street Advisors for a broader range of services (both investment management and administrative services) than may be included under a typical investment management contract, and concluded that as a result of these additional services, viewing Mason Street Advisors’ management fees in light of Broadridge-reported averages might not provide the most accurate frame of reference for comparative purposes.
The directors also evaluated each Portfolio’s total operating expenses over various periods. The directors observed favorably that all of the Portfolios were ranked in Broadridge’s first or second quartile (meaning lowest expenses) for net total expenses within their respective category groups at December 31, 2023, with 20 of the Portfolios ranking in the first quartile.
Based on their review of the management fees and other expenses, the comparative data, the performance of each Portfolio, and other factors deemed relevant by the directors, the Board concluded that the management fees and total operating expenses of each of the Portfolios (as modified by the applicable expense waivers and fee caps) were reasonable in relation to the nature, scope and quality of advisory services provided by Mason Street Advisors and the performance of the Portfolios.
Costs and Profitability . The directors reviewed information provided by Mason Street Advisors regarding the profitability realized by Mason Street Advisors based upon its relationship with the Portfolios. The directors considered Mason Street Advisors’
pricing methodology for its services as investment adviser. The directors considered Mason Street Advisors’ presentation to the directors regarding Mason Street Advisors’ revenues, expenses, income and profit margins allocable to its services to the
Portfolios on an aggregate and a per Portfolio basis, and reviewed Mason Street Advisors’ allocation methodology with respect

Approval and Continuance of Investment Advisory and Sub-Advisory
Agreements (unaudited)
to its revenues and expenses. The profitability information presented for the directors’ consideration was supplemented by information regarding the range of expenses in each Portfolio’s respective Broadridge peer group and fund group category and the ranking of each Portfolio within the applicable peer group and fund group category. In connection with its review of the profitability of Mason Street Advisors’ services to the Portfolios, the directors considered services provided by affiliates of
Mason Street Advisors.
The directors considered the allocation of fees as between Mason Street Advisors and each sub-adviser as well as applicable asset levels, breakpoints, total expenses and management fee waivers that are in place for those Portfolios. As part of the allocation of fees, the Board considered Mason Street Advisors’ increase in the advisory fee waiver for the Inflation Protection
Portfolio during 2023. The directors noted further MSA’s decision to retain all other existing advisory fee waivers and expense caps for an additional one year period.
The directors also received information on soft dollar arrangements and any other benefits to Mason Street Advisors or its affiliates arising from its relationship with the Portfolios, including (as applicable) the participation of fund families advised by certain sub-advisers to the Portfolios on the retail brokerage platform maintained by a brokerage affiliate of Mason Street
Advisors, the participation of such fund families in a mutual fund partner program offered by such brokerage affiliate of Mason
Street Advisors, and the payment of fees by the fund families based upon participation on the brokerage platform and the mutual fund partner program maintained by the brokerage affiliate of Mason Street Advisors.
The directors received information about MSA’s ongoing reliance on Rule 12d1-4 under the Investment Company Act of 1940, as amended, to operate each of the Asset Allocation and Balanced Portfolios as fund of funds on a going forward basis. The directors considered the full scope of services provided by MSA to the Asset Allocation and Balanced Portfolios (the “Allocation
Portfolios”), and MSA’s view that the fees it received under the Advisory Agreement relating to the Allocation Portfolios were based on services that were in addition to and not duplicative of the services provided by any funds acquired by the Allocation
Portfolios in reliance on Rule 12d1-4 (“acquired funds”). The directors considered that MSA has in place an advisory fee waiver agreement with respect to each of the Allocation Portfolios that results in an advisory fee that compensates MSA appropriately for the services provided to the Portfolios. Moreover, the directors were apprised that MSA had evaluated the complexity of the structure and fees and expenses associated with the Allocation Portfolios’ investments in acquired funds and had found that the Allocation Portfolios’ fees and expenses did not duplicate the fees and expenses of any acquired fund, as required by
Rule 12d1-4.
The directors recognized the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability, since such information generally is not publicly available and may be impacted by numerous factors specific to the investment adviser and its method of allocating revenues and expenses. Based on their review of the profitability provided for each
Portfolio, the Board concluded that they were satisfied that Mason Street Advisors’ level of profitability arising from each
Portfolio was not excessive.
Economies of Scale . The directors also considered whether each Portfolio’s expense structure permitted economies of scale to be shared with Portfolio investors. The directors considered that breakpoints are contained in the advisory fee schedules for
20 of the 27 Portfolios and further considered the extent to which the Portfolios may benefit from economies of scale through those breakpoints. The directors also considered Mason Street Advisors’ explanation of why breakpoints for the remaining
Portfolios had not been established, including that those Portfolios were ranked the lowest or close to the lowest in terms of total expenses of each Portfolio’s respective peer group as determined by Broadridge or benefited from advisory fee waivers and/or expense limitation agreements put in place by Mason Street Advisors. Also considered was Mason Street Advisors’
commitment to continue to regularly work with the Board to evaluate the need for additional breakpoints or fee waivers as each Portfolio’s assets grow over time. The Board also considered that Mason Street Advisors was able to obtain sub-advisory fee reductions with a number of sub-advisers throughout 2023 and the first two quarters of 2024. Based on this information, the Board concluded that, within the context of its overall determinations regarding the Advisory Agreement, each Portfolio’s fee structure reflected appropriate economies of scale for the benefit of Portfolio investors.

Approval and Continuance of Investment Advisory and Sub-Advisory
Agreements (unaudited)
Continuation of the Sub-Advisory Agreements between Mason Street Advisors and Certain Sub-Advisers
At its February 28, 2024 and June 6, 2024 meetings, the Board, including the Independent Directors, unanimously approved the continuance of the Sub-Advisory Agreements with respect to the related Sub-Advised Portfolios. At those meetings, the directors received a presentation from representatives of each Sub-Adviser involved in the management of the respective
Sub-Advised Portfolios. In addition to the information presented by and about such Sub-Advisers during the course of those meetings, the directors also had each Sub-Adviser’s Section 15(c) Report, which contained responses to the information request letter prepared by counsel to the Independent Directors requesting certain information from the Sub-Advisers designed to assist the directors in fulfilling their responsibilities when considering the continuation of the Sub-Advisory Agreements. The directors also had Mason Street Advisors’ Executive Summary and Overview of each Sub-Adviser and other materials prepared by Mason Street Advisors. The materials contained detailed information on organizational and management structures, client base, performance over multiple time periods, expenses, brokerage commissions, portfolio turnover, style consistency, key portfolio statistics and metrics, and other factors with respect to each of the Sub-Advised Portfolios. The materials also contained an analysis of the Sub-Advisers’ responses to the compliance questions contained in the Section 15(c) Report and the observations of the Series Fund’s Chief Compliance Officer regarding the compliance structure and practices of each Sub-
Adviser. The directors also considered their experience with and knowledge of the nature and quality of the services provided by the Sub-Advisers and their ongoing discussions with representatives of Mason Street Advisors, its affiliates and each Sub-
Adviser.
The material factors and conclusions that formed the basis for the Board’s approval of the continuance of each of the Sub-
Advisory Agreements include those discussed below. The directors evaluated a variety of information they deemed relevant on a Portfolio-by-Portfolio basis. No one particular factor was identified as determinative, but rather it was a combination of all the factors and conclusions that formed the basis for the determinations made by the Board. Further, different directors may have placed greater weight on certain factors than did other directors.
Nature, Extent and Quality of Services . In considering the nature, extent and quality of each Sub-Adviser’s services, the directors reviewed each Sub-Adviser’s financial strength and stability, assets under management and overall reputation. The directors evaluated the investment strategies employed by each Sub-Adviser, as well as the personnel providing such services with respect to the Sub-Advised Portfolio. In particular, the directors considered presentations given by the portfolio managers and how the Sub-Advised Portfolios were being positioned in the current market environment. The directors also considered
Mason Street Advisors’ reports on due diligence visits and conference calls that had been conducted with the Sub-Advisers.
With respect to the Sub-Advisory Agreements reviewed in February, the directors expressed continued confidence in
Wellington’s ability as a sub-adviser. The directors considered the performance of the Mid Cap Growth, Small Cap Growth, and Large Cap Core Stock Portfolios. The directors additionally considered the personnel changes that had occurred to the
Mid Cap Growth Stock Portfolio team. The directors noted that Wellington was a strong, high-quality investment firm and had performed well over time. With respect to Northern Trust, the directors were satisfied with the performance of Northern Trust as sub-adviser for the Index 400 Stock and Index 600 Stock Portfolios. The directors expressed no concerns with either Sub-
Adviser’s financial stability, financial strength or other firm level matters.
With respect to the Sub-Advisory Agreements considered for continuance in June, the directors noted no concerns with overall financial strength or stability of any of the Sub-Advisers. The directors noted that the performance of the Emerging Markets
Equity Portfolio had improved over the one-year period. The directors considered information from each of the Sub-Advisers concerning various organizational changes at the firm, including certain retirements and personnel transitions, and any impact those changes might cause to the management of the relevant Portfolios, if any.
The directors also considered each Sub-Adviser’s investment philosophy and process and the scope of services provided by the Sub-Advisers. With respect to abrdn, Dodge & Cox, FIAM, and MFS, the directors considered the role that ESG factors played in the respective investment processes for the Emerging Markets Equity, International Equity, International Growth,
and Research International Core Portfolios. Consideration was also given to the Sub-Advisers’ respective reputations and experience in providing investment management services and the performance of each Sub-Advised Portfolio. Based on their

Approval and Continuance of Investment Advisory and Sub-Advisory
Agreements (unaudited)
review of these factors, their discussions with the Sub-Advisers, and their experience with the services provided by the Sub-
Advisers for the respective Sub-Advised Portfolios, the Board concluded, within the context of their overall determinations regarding the Sub-Advisory Agreements, that they were satisfied with the nature, extent and quality of services, and the resources committed by each Sub-Adviser in providing those services, and were satisfied with the experience and capabilities of the Sub-Advisers and the personnel associated with the Sub-Advised Portfolios.
Investment Performance . The directors reviewed the investment performance of each of the Sub-Advised Portfolios over multiple time periods. In addition to considering performance for each Sub-Advised Portfolio for both short- and long-term periods, the directors considered: (i) a comparison of each Sub-Advised Portfolio’s one-, three-, and five-year (as applicable)
performance to the returns of appropriate industry benchmarks and indices, and to the performance averages of each Sub-
Advised Portfolio’s respective Broadridge fund group categories for the same periods; (ii) the Broadridge overall star rating for each Sub-Advised Portfolio; and (iii) the Broadridge performance rankings for each Sub-Advised Portfolio for the one-, three-
and five-year time periods (as applicable). The directors evaluated each Sub-Advised Portfolio’s performance against these peer groups and industry benchmarks and indices and viewed this information as providing an objective comparative measure against which they could assess the performance of the Sub-Advised Portfolios. The directors also considered the performance of accounts managed in a similar manner by each of the Sub-Advisers and information from the Sub-Advisers regarding any significant differences in the performance of those accounts from that of the Sub-Advised Portfolios.
With respect to the Portfolios managed by Wellington, the directors considered information provided by Wellington concerning certain upcoming personnel changes. In that regard, the directors considered that Wellington provided positive comments regarding the changes. The directors additionally considered information concerning Wellington’s dedicated health care team and the performance of the health care holdings in the Small Cap Growth Stock and Mid Cap Growth Stock Portfolios.
The directors noted the recent positive performance of the Small Cap Growth Stock in the three- and five-year periods. The directors additionally discussed the performance of the Mid Cap Growth Stock and Large Cap Core Stock Portfolios, noting that historically the Portfolios had performed well over a market cycle, but that they had increasing concerns with the performance of the Mid Cap Growth Stock Portfolio over recent periods. With respect to Northern Trust, the directors noted that the performance achieved by Northern Trust for the Index 400 Stock and Index 600 Stock Portfolios had been consistent with the underlying indices.
The directors identified no material concerns with respect to the overall performance of Portfolios sub-advised by abrdn,
MFS or FIAM. The directors did raise questions, however, regarding the performance of the Emerging Markets Equity
Portfolio over the one- and three-year periods relative to its benchmark. The directors considered information concerning the
Portfolio’s positioning in Russia and China and the impact of those holdings on the Portfolio’s performance. With respect to the
International Equity Portfolio managed by Dodge & Cox, the directors discussed the Portfolio’s recent positive performance.
In addition to performance information presented at the meeting, the directors considered the detailed performance information, market commentary, portfolio analysis and portfolio manager presentations they received periodically throughout the year. While attentive to short-term performance and what it might indicate, the directors generally placed greater emphasis on longer-term performance. For the reasons set forth above, the Board concluded that, considering investment performance within the context of its overall determinations regarding the Sub-Advisory Agreements, it was satisfied with the relative investment performance of the Sub-Advised Portfolios.
Management Fees and Other Expenses . The directors evaluated the reasonableness of the management fees and total expenses paid by the Sub-Advised Portfolios under the Sub-Advisory Agreements. The directors considered the fees paid by each Sub-Advised Portfolio. The directors also considered the sub-advisory fees paid by Mason Street Advisors out of its management fee, including a comparison of those fees with fees charged by the respective Sub-Advisers for similarly-managed accounts. In considering the level of management fees, the directors evaluated the size of the Sub-Advised Portfolios, expenses assumed by Mason Street Advisors, and the existing expense limitation and/or fee waiver arrangements agreed to by Mason
Street Advisors with respect to each Sub-Advised Portfolio (as applicable).

Approval and Continuance of Investment Advisory and Sub-Advisory
Agreements (unaudited)
As part of their evaluation, the directors reviewed an independent analysis prepared by Broadridge of comparative expense data for each Sub-Advised Portfolio. Broadridge provided data as of December 31, 2023 comparing each Sub-Advised Portfolio’s net and total expenses with those of a peer group of funds utilized in connection with variable insurance products sharing a similar investment classification, objective and asset allocation, each as selected by Broadridge. The directors considered the comparative data as a guide to help assess the reasonableness of each Sub-Advised Portfolio’s net and total expense ratios.
The directors considered that each of the 9 Sub-Advised Portfolios whose sub-advisory agreements were approved for renewal at the February and June meetings were ranked in Broadridge’s first, most favorable, quartile for total expenses for the period ended December 31, 2023.
The directors also reviewed the breakpoints contained in the advisory fee schedules for the Sub-Advised Portfolios. The directors took into consideration the advisory fee waiver and/or expense limitation agreements that were in place with respect to each of the Sub-Advised Portfolios whose sub-advisory agreement was approved for renewal, except for the Small Cap
Growth Stock Portfolio, which ranked in the first quartile of its peer group for both net and total expenses (meaning lowest expenses).
Based on their review of the above information and other factors deemed relevant by the directors, the Board concluded that the management fees and total operating expenses of each of the Sub-Advised Portfolios were reasonable in relation to the nature, scope and quality of services provided and the performance of the Sub-Advised Portfolios.
Costs and Profitability . The directors reviewed information provided by Mason Street Advisors regarding the profitability realized by Mason Street Advisors from the Sub-Advised Portfolios. The directors considered Mason Street Advisors’ presentations to the directors regarding Mason Street Advisors’ revenues, expenses, income and profit margins allocable to its services to the
Sub-Advised Portfolios on an aggregate and a per Portfolio basis, and Mason Street Advisors’ allocation methodology with respect to revenues and expenses. The profitability information presented for the directors’ consideration was supplemented by the aforementioned information regarding the expense-based rankings of each Sub-Advised Portfolio within the Portfolio’s respective Broadridge peer group category. The directors also considered the profitability information related to certain of the Sub-Advised Portfolios where such information had been provided. The directors recognized that sub-advisory fees were the result of arm’s-length negotiations between Mason Street Advisors and each Sub-Adviser. The directors also recognized that there are limitations inherent in allocating costs and calculating profitability for organizations such as the Sub-Advisers, and that it is difficult to make comparisons of profitability among investment advisers because comparative information is not generally publicly available and, when available, such information is developed using a variety of assumptions and factors. The directors concluded that they had received sufficient information to evaluate the Sub-Advisers’ costs and profitability.
The directors considered certain fall-out benefits that may be realized by Mason Street Advisors and its affiliates due to their relationship with the Sub-Advised Portfolios, including (as applicable) the participation of fund families advised by certain
Sub-Advisers to the Sub-Advised Portfolios on the retail brokerage platform maintained by a brokerage affiliate of Mason
Street Advisors, the participation of such fund families in a certain mutual fund partner program offered by such brokerage affiliate, and the payment of fees by the fund families based upon participation on the brokerage platform and the mutual fund partner program maintained by the brokerage affiliate of Mason Street Advisors. The directors also reviewed information concerning certain of the Sub-Advisers’ soft dollar arrangements and any other benefits to the Sub-Advisers arising from their relationships with the Sub-Advised Portfolios. Based on their review, the Board concluded, within the context of their overall determinations regarding the Sub-Advisory Agreements, that they were satisfied that the fees paid by each of the Sub-Advised
Portfolios, and the profits realized by Mason Street Advisors and the Sub-Advisers due to their relationship with the Sub-
Advised Portfolios, were not excessive.
Economies of Scale . The directors also considered whether each Sub-Advised Portfolio’s expense structure permitted economies of scale to be shared with such Portfolio’s investors. The directors considered the breakpoints contained in the advisory fee schedules for the Sub-Advised Portfolios and the extent to which the Sub-Advised Portfolios may benefit from economies of scale through those breakpoints. The directors also took into account the expense limitation arrangements in place for the International Growth, Research International Core, Emerging Markets Equity and Index 600 Stock Portfolios, and
the fee waiver arrangements in place with respect to the Large Cap Core Stock, Mid Cap Growth Stock, International Equity,

Approval and Continuance of Investment Advisory and Sub-Advisory
Agreements (unaudited)
International Growth, Research International Core, Emerging Markets Equity and Index 400 Stock Portfolios. The directors also considered the total assets and expense ratio of each Sub-Advised Portfolio. Based on this information, the Board concluded, within the context of its overall determinations regarding the Sub-Advisory Agreements, that each Sub-Advised Portfolio’s fee structure reflected appropriate economies of scale for the benefit of such Portfolio’s investors.
Other Information . The directors were presented with other information to assist them in their consideration of the continuation of the Advisory Agreement and the Sub-Advisory Agreements, including information about the services provided by affiliates of Mason Street Advisors to the Portfolios and information regarding Mason Street Advisors’ and the Sub-Advisers’
brokerage practices and commissions. The directors took into consideration reports from Mason Street Advisors on its review of the respective compliance programs of the Sub-Advisers, including any recent compliance exceptions noted and the applicable Sub-Adviser’s response. Also considered were key affiliations and business relationships between the Sub-Advisers and their affiliates and Mason Street Advisors’ parent company and affiliates. Their review further included information relating to each Sub-Adviser’s risk management infrastructure, pending or recent litigation or regulatory actions to which a
Sub-Adviser or its affiliates may have been a party, and the applicable Sub-Adviser’s responses to those actions. The directors also considered information regarding each Sub-Adviser’s code of ethics, approach to portfolio manager compensation, and succession planning, as well as information supplied by the Sub-Advisers related to their cybersecurity programs and business continuity plans, and other matters they deemed relevant.
Conclusions of the Directors . Based on a consideration of the foregoing, the Board, including the Independent Directors, and assisted by the advice of legal counsel independent of Mason Street Advisors, in the exercise of their reasonable business judgment, concluded that the terms of the Advisory Agreement and the Sub-Advisory Agreements were fair and reasonable and approved the continuation of each Agreement for another year as being in the best interests of each Portfolio.

REPORT ON FORM N-CSR
RESPONSES FOR NORTHWESTERN MUTUAL SERIES FUND, INC.

(b) Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8.            Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

                        None.

Item 9.            Proxy Disclosures for Open-End Management Investment Companies.

None.

Item 10.          Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Directors’ fees paid by the fund are included within the financial statements filed under Item 7 of this Form.

Item 11.          Statement Regarding Basis for Approval of Investment Advisory Contract.

Full list of the approved investment advisory contracts are included in Item 7.

Item 12.          Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                        Not applicable.

Item 13.          Portfolio Managers of Closed-End Management Investment Companies.

                        Not applicable.

Item 14.          Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

                        Not applicable.

Item 15.          Submission of Matters to a Vote of Security Holders.

                        Not applicable.

Item 16.          Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this filing was recorded, processed, summarized, and reported timely.

(b) There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17.          Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

                        Not applicable.

Item 18.          Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19.          Exhibits.

(a)(1) Not applicable.

(a)(2) Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as exhibit EX-99.CERT.

(b) Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as exhibit EX-99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NORTHWESTERN MUTUAL SERIES FUND, INC.

By:      /s/ Paul A. Mikelson
Paul A. Mikelson, President

Date:   August 13, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Paul A. Mikelson
Paul A. Mikelson, President

Date:   August 13, 2024

By:      /s/ Matthew P. Sullivan
Matthew P. Sullivan, Vice President,
Chief Financial Officer and Treasurer

Date:   August 13, 2024